Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 13,000 $ 13,000,852
Series 2023-1, Class A, 4.87%, 05/15/28 .. 12,070 12,099,965
Series 2023-4, Class A, 5.15%, 09/15/30 .. 1,500 1,539,598
Series 2024-2, Class A, 5.24%, 04/15/31 .. 2,000 2,071,477
Series 2024-3, Class A, 4.65%, 07/16/29 .. 1,110 1,115,743
BA Credit Card Trust, Series 2024-A1, Class A,
4.93%, 05/15/29 .................. 3,640 3,682,854
Capital One Multi-Asset Execution Trust, Series
2021-A2, Class A2, 1.39%, 07/15/30 ..... 1,000 888,746
Capital One Prime Auto Receivables Trust,
Series 2022-1, Class A3, 3.17%, 04/15/27 . 13,703 13,489,800
Evergy Metro, Inc.
  3.65%, 08/15/25 ................. 150 147,449
  4.20%, 03/15/48 ................. 430 352,875
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28 . 2,500 2,506,869
Series 2024-2A, Class D, 5.92%, 02/15/30 . 2,000 2,020,764
Ford Credit Auto Owner Trust, Series 2022-C,
Class A4, 4.59%, 12/15/27 ........... 2,486 2,473,157
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class A3, 4.66%, 02/16/28 . 6,190 6,165,021
Series 2023-1, Class A4, 4.59%, 07/17/28 . 1,170 1,166,671
Series 2024-2, Class A3, 5.10%, 03/16/29 . 5,875 5,923,197
Hyundai Auto Receivables Trust, Series 2024-
A, Class A3, 4.99%, 02/15/29 ......... 2,000 2,010,881
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28 . 990 996,271
Series 2024-A, Class A4, 4.91%, 02/18/31 . 620 624,762
Louisiana Local Government Environmental
Facilities & Community Development Auth,
Series 2023-ELL, Class A1, 5.08%, 06/01/31 357 357,898
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 05/15/30 .. 8,530 8,511,466
Series 2024-1, Class B, 5.23%, 12/15/28 .. 430 431,814
Series 2024-3, Class A3, 5.63%, 01/16/29 . 1,000 1,008,966
Synchrony Card Funding LLC, Series 2024-A1,
Class A, 5.04%, 03/15/30 ............ 4,100 4,128,133
Verizon Master Trust, Series 2023-4, Class
A1A, 5.16%, 06/20/29 .............. 5,060 5,091,324
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3, 5.02%, 06/20/28 . 10,780 10,799,101
Series 2023-1, Class A4, 5.01%, 01/22/30 . 4,000 4,033,659
WF Card Issuance Trust, Series 2024-A1, Class
A, 4.94%, 02/15/29 ................ 1,000 1,009,589
Total Asset-Backed Securities — 0.4%
(Cost: $107,338,711) .............................. 107,648,902
Shares
Shares
Common Stocks
Financial Services — 0.0%
Quincy Health LLC
(a)(b)
................ 489 —
Office REITs — 0.0%
Office Properties Income Trust ........... 3,188 7,938
Total Common Stocks — 0.0%
(Cost: $49,536) ................................. 7,938
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
.. USD 500 $ 511,093
Airbus SE
(c)
3.15%, 04/10/27 .................. 1,475 1,425,025
3.95%, 04/10/47 .................. 400 337,455
BAE Systems Finance, Inc., 7.50%, 07/01/27
(c)
650 695,968
BAE Systems Holdings, Inc.
(c)
3.85%, 12/15/25 .................. 571 561,403
4.75%, 10/07/44 .................. 616 559,626
BAE Systems plc
(c)
5.00%, 03/26/27 .................. 530 532,685
5.13%, 03/26/29 .................. 730 739,135
3.40%, 04/15/30 .................. 415 384,208
1.90%, 02/15/31 .................. 935 776,787
5.25%, 03/26/31 .................. 235 239,278
5.30%, 03/26/34 .................. 1,385 1,403,327
5.80%, 10/11/41 .................. 405 418,315
3.00%, 09/15/50 .................. 840 557,158
5.50%, 03/26/54 .................. 615 615,611
Boeing Co. (The)
2.60%, 10/30/25 .................. 260 251,020
2.75%, 02/01/26 .................. 928 890,292
2.20%, 02/04/26 .................. 4,490 4,272,031
3.10%, 05/01/26 .................. 865 830,617
2.25%, 06/15/26 .................. 732 690,109
2.70%, 02/01/27 .................. 1,144 1,070,568
2.80%, 03/01/27 .................. 455 425,338
5.04%, 05/01/27 .................. 1,997 1,980,742
6.26%, 05/01/27
(c)
................. 1,215 1,241,471
3.25%, 02/01/28 .................. 907 845,841
3.25%, 03/01/28 .................. 368 342,090
3.45%, 11/01/28 .................. 720 663,729
3.20%, 03/01/29 .................. 1,209 1,097,201
6.30%, 05/01/29
(c)
................. 980 1,013,401
2.95%, 02/01/30 .................. 1,140 1,003,036
5.15%, 05/01/30 .................. 3,304 3,253,423
3.63%, 02/01/31 .................. 1,475 1,324,298
6.39%, 05/01/31
(c)
................. 570 594,691
6.13%, 02/15/33 .................. 528 543,126
3.60%, 05/01/34 .................. 1,299 1,079,788
6.53%, 05/01/34
(c)
................. 935 981,491
3.25%, 02/01/35 .................. 593 470,518
6.63%, 02/15/38 .................. 295 310,609
3.55%, 03/01/38 .................. 495 372,608
3.50%, 03/01/39 .................. 430 317,298
6.88%, 03/15/39 .................. 821 874,919
5.88%, 02/15/40 .................. 667 643,581
5.71%, 05/01/40 .................. 1,850 1,759,761
3.38%, 06/15/46 .................. 324 212,929
3.65%, 03/01/47 .................. 615 416,584
3.63%, 03/01/48 .................. 650 431,750
3.85%, 11/01/48 .................. 880 606,747
3.90%, 05/01/49 .................. 1,177 818,059
3.75%, 02/01/50 .................. 1,265 865,874
5.81%, 05/01/50 .................. 3,944 3,673,286
6.86%, 05/01/54
(c)
................. 2,065 2,187,081
3.83%, 03/01/59 .................. 375 246,299
3.95%, 08/01/59 .................. 940 624,833
5.93%, 05/01/60 .................. 2,795 2,572,532
7.01%, 05/01/64
(c)
................. 1,235 1,309,913
Bombardier, Inc.
(c)
7.13%, 06/15/26 .................. 97 98,537
7.88%, 04/15/27 .................. 911 912,618
6.00%, 02/15/28 .................. 745 743,709

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 02/01/29
(d)
................. USD 730 $ 761,722
8.75%, 11/15/30 .................. 685 742,580
7.25%, 07/01/31 .................. 705 726,161
7.00%, 06/01/32 .................. 395 403,905
7.45%, 05/01/34 .................. 480 514,954
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 .................. 360 342,381
4.13%, 04/15/29 .................. 380 358,048
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
..................... 337 327,795
Embraer Netherlands Finance BV
5.40%, 02/01/27
(d)
................. 573 571,453
7.00%, 07/28/30
(e)
................. 610 641,424
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 458 458,305
GE Capital Funding LLC, 4.55%, 05/15/32 .. 595 580,976
GE Capital International Funding Co. Unlimited
Co.
3.37%, 11/15/25 .................. 410 401,706
4.42%, 11/15/35 .................. 855 810,844
General Dynamics Corp.
1.15%, 06/01/26 .................. 860 808,654
2.13%, 08/15/26 .................. 1,130 1,074,944
3.50%, 04/01/27 .................. 1,085 1,056,450
2.63%, 11/15/27 .................. 270 254,852
3.75%, 05/15/28 .................. 1,390 1,355,963
3.63%, 04/01/30 .................. 1,505 1,440,276
2.25%, 06/01/31 .................. 385 332,678
4.25%, 04/01/40 .................. 680 609,960
2.85%, 06/01/41 .................. 475 350,053
3.60%, 11/15/42 .................. 230 185,756
4.25%, 04/01/50 .................. 645 557,422
General Electric Co.
6.75%, 03/15/32 .................. 1,000 1,118,834
5.88%, 01/14/38 .................. 745 789,658
6.88%, 01/10/39 .................. 285 333,658
4.50%, 03/11/44 .................. 700 627,515
4.35%, 05/01/50 .................. 410 357,145
HEICO Corp.
5.25%, 08/01/28 .................. 505 512,996
5.35%, 08/01/33 .................. 365 369,599
Hexcel Corp.
(f)
4.95%, 08/15/25 .................. 855 848,805
4.20%, 02/15/27 .................. 1,029 999,629
Howmet Aerospace, Inc.
5.90%, 02/01/27 .................. 727 742,876
6.75%, 01/15/28 .................. 385 406,857
3.00%, 01/15/29 .................. 600 555,115
5.95%, 02/01/37 .................. 580 612,579
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 .................. 1,270 1,213,081
2.04%, 08/16/28 .................. 695 623,110
4.20%, 05/01/30 .................. 694 666,352
L3Harris Technologies, Inc.
3.85%, 12/15/26 .................. 1,062 1,039,099
5.40%, 01/15/27 .................. 1,020 1,034,453
4.40%, 06/15/28 .................. 1,674 1,650,704
5.05%, 06/01/29 .................. 385 389,454
2.90%, 12/15/29 .................. 907 826,518
1.80%, 01/15/31 .................. 913 756,371
5.25%, 06/01/31 .................. 485 493,630
5.40%, 07/31/33 .................. 885 901,385
5.35%, 06/01/34 .................. 340 344,729
4.85%, 04/27/35 .................. 465 451,290
6.15%, 12/15/40 .................. 80 85,270
5.05%, 04/27/45 .................. 278 263,398
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.60%, 07/31/53 .................. USD 546 $ 553,427
5.50%, 08/15/54 .................. 630 626,376
Leidos, Inc.
4.38%, 05/15/30 .................. 785 755,918
2.30%, 02/15/31 .................. 819 693,222
5.75%, 03/15/33 .................. 758 785,009
Lockheed Martin Corp.
(f)
4.95%, 10/15/25 .................. 630 630,919
3.55%, 01/15/26 .................. 1,597 1,570,322
5.10%, 11/15/27 .................. 1,508 1,536,601
4.45%, 05/15/28 .................. 390 389,900
4.50%, 02/15/29 .................. 635 636,179
1.85%, 06/15/30 .................. 839 723,666
3.90%, 06/15/32 .................. 1,050 1,001,500
5.25%, 01/15/33 .................. 825 855,964
4.75%, 02/15/34 .................. 680 680,089
4.80%, 08/15/34 .................. 405 406,124
3.60%, 03/01/35 .................. 511 460,278
4.50%, 05/15/36 .................. 881 852,725
Series B, 6.15%, 09/01/36 ............ 720 799,611
5.72%, 06/01/40 .................. 595 627,356
4.07%, 12/15/42 .................. 963 834,415
3.80%, 03/01/45 .................. 1,010 828,172
4.70%, 05/15/46 .................. 987 913,566
2.80%, 06/15/50 .................. 1,413 927,822
4.09%, 09/15/52 .................. 1,001 829,573
4.15%, 06/15/53 .................. 870 727,224
5.70%, 11/15/54 .................. 570 604,404
5.20%, 02/15/55 .................. 355 350,928
4.30%, 06/15/62 .................. 625 523,558
5.90%, 11/15/63 .................. 810 884,312
5.20%, 02/15/64 .................. 285 279,514
Moog, Inc., 4.25%, 12/15/27
(c)
.......... 446 427,126
Northrop Grumman Corp.
3.20%, 02/01/27 .................. 877 847,777
3.25%, 01/15/28 .................. 1,795 1,714,875
4.60%, 02/01/29 .................. 660 659,686
4.40%, 05/01/30 .................. 1,016 1,002,724
4.70%, 03/15/33 .................. 1,155 1,141,975
4.90%, 06/01/34 .................. 565 563,143
5.15%, 05/01/40 .................. 575 561,811
5.05%, 11/15/40 .................. 433 417,370
4.75%, 06/01/43 .................. 1,002 919,964
3.85%, 04/15/45 .................. 730 586,414
4.03%, 10/15/47 .................. 1,881 1,531,155
5.25%, 05/01/50 .................. 448 436,188
4.95%, 03/15/53 .................. 650 603,802
5.20%, 06/01/54 .................. 1,000 962,507
Precision Castparts Corp.
3.90%, 01/15/43 .................. 130 109,790
4.38%, 06/15/45 .................. 270 243,635
Rolls-Royce plc
(c)
3.63%, 10/14/25 .................. 950 927,583
5.75%, 10/15/27 .................. 920 931,389
RTX Corp.
3.95%, 08/16/25 .................. 1,605 1,587,057
5.00%, 02/27/26 .................. 570 571,616
2.65%, 11/01/26 .................. 580 554,231
5.75%, 11/08/26 .................. 1,381 1,409,666
3.50%, 03/15/27 .................. 1,392 1,350,618
3.13%, 05/04/27 .................. 877 841,349
7.20%, 08/15/27 .................. 663 712,488
4.13%, 11/16/28 .................. 2,700 2,644,797
5.75%, 01/15/29 .................. 625 652,001
7.50%, 09/15/29 .................. 620 698,088

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.25%, 07/01/30 .................. USD 1,487 $ 1,301,606
6.00%, 03/15/31 .................. 1,325 1,410,274
1.90%, 09/01/31 .................. 855 704,743
2.38%, 03/15/32 .................. 800 672,530
5.15%, 02/27/33 .................. 1,385 1,403,123
6.10%, 03/15/34 .................. 1,345 1,447,561
5.40%, 05/01/35 .................. 270 277,699
6.05%, 06/01/36 .................. 135 144,381
6.13%, 07/15/38 .................. 515 556,412
4.45%, 11/16/38 .................. 665 607,347
5.70%, 04/15/40 .................. 395 404,379
4.88%, 10/15/40 .................. 695 650,528
4.70%, 12/15/41 .................. 483 438,425
4.50%, 06/01/42 .................. 2,118 1,883,176
4.80%, 12/15/43 .................. 575 524,155
4.15%, 05/15/45 .................. 751 623,555
3.75%, 11/01/46 .................. 770 599,376
4.35%, 04/15/47 .................. 825 699,785
4.05%, 05/04/47 .................. 760 615,769
4.63%, 11/16/48 .................. 1,653 1,459,245
3.13%, 07/01/50 .................. 882 600,184
2.82%, 09/01/51 .................. 1,080 680,947
3.03%, 03/15/52 .................. 1,070 705,633
5.38%, 02/27/53 .................. 1,119 1,096,092
6.40%, 03/15/54 .................. 1,486 1,668,746
Spirit AeroSystems, Inc.
3.85%, 06/15/26 .................. 275 264,006
4.60%, 06/15/28
(d)
................. 645 611,042
9.38%, 11/30/29
(c)
................. 820 887,509
9.75%, 11/15/30
(c)
................. 1,093 1,218,758
Textron, Inc.
4.00%, 03/15/26 .................. 795 782,753
3.65%, 03/15/27 .................. 367 356,447
3.38%, 03/01/28 .................. 405 385,934
3.90%, 09/17/29 .................. 395 377,659
3.00%, 06/01/30 .................. 537 485,376
2.45%, 03/15/31 .................. 611 522,275
6.10%, 11/15/33 .................. 408 432,121
TransDigm, Inc.
5.50%, 11/15/27 .................. 2,445 2,414,564
6.75%, 08/15/28
(c)
................. 1,865 1,901,687
4.63%, 01/15/29 .................. 1,110 1,050,163
6.38%, 03/01/29
(c)
................. 2,475 2,522,271
4.88%, 05/01/29 .................. 741 704,920
6.88%, 12/15/30
(c)
................. 1,320 1,357,996
7.13%, 12/01/31
(c)
................. 900 935,803
6.63%, 03/01/32
(c)
................. 2,001 2,046,892
Triumph Group, Inc., 9.00%, 03/15/28
(c)
.... 865 912,304
Wesco Aircraft Holdings, Inc.
(a)(c)(g)
9.00%, 11/15/26
(d)
................. 508 207,320
8.50%, 11/15/27 .................. 317 24,690
178,782,454
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%,
02/01/28
(c)
..................... 530 498,566
CH Robinson Worldwide, Inc., 4.20%, 04/15/28 420 410,701
FedEx Corp.
3.25%, 04/01/26 .................. 770 750,144
3.40%, 02/15/28 .................. 425 408,260
4.20%, 10/17/28 .................. 855 842,106
3.10%, 08/05/29 .................. 1,050 976,399
4.25%, 05/15/30 .................. 657 645,294
2.40%, 05/15/31 .................. 990 857,396
4.90%, 01/15/34 .................. 511 509,636
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
3.90%, 02/01/35 .................. USD 664 $ 606,101
3.25%, 05/15/41 .................. 740 555,651
3.88%, 08/01/42 .................. 350 280,062
4.10%, 04/15/43 .................. 565 462,395
5.10%, 01/15/44 .................. 771 721,188
4.10%, 02/01/45 .................. 410 331,027
4.75%, 11/15/45 .................. 1,103 974,092
4.55%, 04/01/46 .................. 899 769,503
4.40%, 01/15/47 .................. 680 567,674
4.05%, 02/15/48 .................. 1,013 803,545
4.95%, 10/17/48 .................. 670 608,186
5.25%, 05/15/50
(d)
................. 1,301 1,237,654
GXO Logistics, Inc.
1.65%, 07/15/26 .................. 751 701,495
6.25%, 05/06/29 .................. 370 383,308
2.65%, 07/15/31 .................. 505 418,284
6.50%, 05/06/34 .................. 345 358,206
United Parcel Service, Inc.
2.40%, 11/15/26 .................. 693 660,080
3.05%, 11/15/27 .................. 1,787 1,707,357
3.40%, 03/15/29 .................. 1,210 1,156,951
2.50%, 09/01/29 .................. 212 192,792
4.45%, 04/01/30 .................. 733 732,726
4.88%, 03/03/33 .................. 570 574,372
5.15%, 05/22/34 .................. 750 765,299
6.20%, 01/15/38 .................. 1,215 1,347,626
5.20%, 04/01/40 .................. 505 503,090
4.88%, 11/15/40 .................. 365 347,408
3.63%, 10/01/42 .................. 505 407,024
3.40%, 11/15/46 .................. 475 364,087
3.75%, 11/15/47 .................. 930 727,966
4.25%, 03/15/49 .................. 493 413,849
3.40%, 09/01/49 .................. 669 492,255
5.30%, 04/01/50 .................. 1,332 1,315,423
5.05%, 03/03/53 .................. 900 856,357
5.50%, 05/22/54 .................. 750 758,332
5.60%, 05/22/64 .................. 750 759,075
29,758,942
Automobile Components — 0.1%
Adient Global Holdings Ltd.
(c)
4.88%, 08/15/26 .................. 705 691,719
7.00%, 04/15/28 .................. 465 475,406
8.25%, 04/15/31
(d)
................. 445 467,971
Allison Transmission, Inc.
(c)
4.75%, 10/01/27 .................. 405 395,448
5.88%, 06/01/29 .................. 465 464,835
3.75%, 01/30/31 .................. 905 807,508
American Axle & Manufacturing, Inc.
6.50%, 04/01/27
(d)
................. 440 441,008
6.88%, 07/01/28 .................. 345 344,592
5.00%, 10/01/29 .................. 545 499,023
Aptiv plc
4.35%, 03/15/29 .................. 335 328,206
3.25%, 03/01/32 .................. 585 516,657
4.40%, 10/01/46 .................. 138 110,647
5.40%, 03/15/49 .................. 164 149,510
3.10%, 12/01/51 .................. 1,510 939,558
4.15%, 05/01/52 .................. 1,072 812,701
BorgWarner, Inc.
2.65%, 07/01/27 .................. 733 692,751
4.38%, 03/15/45 .................. 130 107,896
Champions Financing, Inc., 8.75%, 02/15/29
(c)
545 555,887
Clarios Global LP
(c)
6.75%, 05/15/25 .................. 200 200,239

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.25%, 05/15/26 .................. USD 755 $ 754,838
8.50%, 05/15/27 .................. 1,781 1,796,904
6.75%, 05/15/28 .................. 680 692,729
Cooper-Standard Automotive, Inc., 10.63%,
(10.63% Cash or 10.63% PIK), 05/15/27
(c)(d)(h)
370 286,719
Dana, Inc.
5.38%, 11/15/27 .................. 380 373,877
5.63%, 06/15/28 .................. 380 370,187
4.25%, 09/01/30 .................. 385 339,811
4.50%, 02/15/32 .................. 340 296,271
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... 455 453,563
Denso Corp., 1.24%, 09/16/26
(c)
......... 410 379,264
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)(d)
.................... 600 529,292
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
715 726,966
Gates Corp., 6.88%, 07/01/29
(c)
......... 215 219,086
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 400 401,038
5.00%, 05/31/26 .................. 775 764,882
4.88%, 03/15/27 .................. 584 569,874
7.00%, 03/15/28 .................. 135 137,678
5.00%, 07/15/29 .................. 775 730,588
5.25%, 04/30/31
(d)
................. 525 489,576
5.25%, 07/15/31
(d)
................. 560 523,400
5.63%, 04/30/33 .................. 410 377,109
Icahn Enterprises LP
6.25%, 05/15/26 .................. 1,130 1,126,762
5.25%, 05/15/27 .................. 1,330 1,274,996
9.75%, 01/15/29
(c)
................. 640 673,616
4.38%, 02/01/29 .................. 681 592,169
9.00%, 06/15/30
(c)
................. 595 603,571
IHO Verwaltungs GmbH
(c)(h)
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26 ..................... 445 433,969
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27 ..................... 300 297,058
6.37%, (6.37% Cash or 7.13% PIK),
05/15/29 ..................... 385 385,101
JB Poindexter & Co., Inc., 8.75%, 12/15/31
(c)
. 550 578,945
Lear Corp.
3.80%, 09/15/27 .................. 252 243,508
4.25%, 05/15/29 .................. 640 621,671
3.50%, 05/30/30 .................. 100 92,233
2.60%, 01/15/32 .................. 345 289,219
5.25%, 05/15/49 .................. 800 728,020
3.55%, 01/15/52 .................. 255 174,731
Magna International, Inc.
4.15%, 10/01/25 .................. 620 613,782
5.98%, 03/21/26 .................. 43 43,011
5.05%, 03/14/29 .................. 380 385,948
2.45%, 06/15/30 .................. 775 686,024
5.50%, 03/21/33 .................. 200 207,578
Nemak SAB de CV, 3.63%, 06/28/31
(e)
..... 600 475,332
Patrick Industries, Inc.
(c)
7.50%, 10/15/27 .................. 275 277,169
4.75%, 05/01/29 .................. 345 321,853
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... 475 484,760
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(c)(d)
.................... 545 467,880
SK On Co. Ltd., 5.38%, 05/11/26
(e)
....... 800 805,643
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 1,710 1,551,745
ZF North America Capital, Inc.
(c)
6.88%, 04/14/28 .................. 545 559,238
7.13%, 04/14/30 .................. 550 571,059
6.75%, 04/23/30 .................. 725 740,146
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.88%, 04/23/32 .................. USD 625 $ 645,966
37,167,917
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(c)
..................... 875 878,059
BMW Finance NV, 2.85%, 08/14/29
(c)
...... 930 859,049
BMW US Capital LLC
(c)
5.30%, 08/11/25 .................. 510 511,301
5.05%, 04/02/26 .................. 615 617,226
2.80%, 04/11/26 .................. 1,250 1,209,899
1.25%, 08/12/26 .................. 945 880,725
3.45%, 04/01/27 .................. 1,005 975,697
4.90%, 04/02/27 .................. 635 639,576
3.30%, 04/06/27 .................. 355 342,969
3.75%, 04/12/28 .................. 760 737,002
5.05%, 08/11/28 .................. 425 432,002
3.95%, 08/14/28 .................. 105 102,395
4.90%, 04/02/29
(d)
................. 600 606,524
3.63%, 04/18/29 .................. 155 148,628
4.15%, 04/09/30 .................. 1,410 1,378,668
2.55%, 04/01/31 .................. 528 461,896
1.95%, 08/12/31 .................. 555 459,780
3.70%, 04/01/32 .................. 420 389,234
5.15%, 08/11/33
(d)
................. 515 524,963
5.15%, 04/02/34
(d)
................. 600 605,426
Daimler Truck Finance North America LLC
(c)
5.60%, 08/08/25 .................. 365 366,458
5.15%, 01/16/26 .................. 940 941,787
2.00%, 12/14/26 .................. 625 585,399
5.00%, 01/15/27 .................. 765 767,434
3.65%, 04/07/27 .................. 1,100 1,066,243
5.13%, 09/25/27 .................. 300 302,526
5.13%, 01/19/28 .................. 760 767,867
5.40%, 09/20/28 .................. 510 521,460
2.38%, 12/14/28 .................. 585 530,466
5.13%, 09/25/29 .................. 215 217,412
2.50%, 12/14/31 .................. 170 143,734
5.50%, 09/20/33 .................. 740 758,774
5.38%, 01/18/34 .................. 710 719,040
5.38%, 06/25/34 .................. 300 303,123
Ford Motor Co.
4.35%, 12/08/26 .................. 1,174 1,151,398
6.63%, 10/01/28 .................. 435 456,959
9.63%, 04/22/30 .................. 510 602,158
7.45%, 07/16/31 .................. 993 1,083,450
3.25%, 02/12/32 .................. 2,070 1,739,202
6.10%, 08/19/32
(d)
................. 1,295 1,310,951
4.75%, 01/15/43 .................. 1,921 1,563,921
7.40%, 11/01/46 .................. 427 468,387
5.29%, 12/08/46
(d)
................. 1,309 1,161,441
Ford Otomotiv Sanayi A/S, 7.13%, 04/25/29
(e)
. 400 408,271
General Motors Co.
6.13%, 10/01/25 .................. 1,170 1,181,758
4.20%, 10/01/27 .................. 799 780,930
6.80%, 10/01/27 .................. 989 1,038,379
5.00%, 10/01/28 .................. 746 750,484
5.40%, 10/15/29 .................. 805 816,111
5.60%, 10/15/32 .................. 830 846,691
5.00%, 04/01/35 .................. 1,028 982,412
6.60%, 04/01/36 .................. 1,283 1,369,283
5.15%, 04/01/38 .................. 924 869,125
6.25%, 10/02/43 .................. 1,185 1,203,077
5.20%, 04/01/45 .................. 1,242 1,117,361
6.75%, 04/01/46 .................. 634 677,823

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.40%, 04/01/48 .................. USD 820 $ 745,774
5.95%, 04/01/49
(d)
................. 790 777,266
Harley-Davidson, Inc., 4.63%, 07/28/45
(d)
... 250 208,719
Honda Motor Co. Ltd.
2.53%, 03/10/27 .................. 1,140 1,082,365
2.97%, 03/10/32 .................. 623 558,897
Hyundai Capital America
1.80%, 10/15/25
(c)
................. 935 898,644
6.25%, 11/03/25
(c)
................. 385 389,901
1.30%, 01/08/26
(c)
................. 1,075 1,019,261
5.50%, 03/30/26
(c)
................. 300 301,944
1.50%, 06/15/26
(c)
................. 1,030 965,406
5.45%, 06/24/26
(c)
................. 405 408,150
5.65%, 06/26/26
(c)
................. 910 919,770
1.65%, 09/17/26
(c)
................. 915 854,209
5.95%, 09/21/26
(c)
................. 560 569,829
2.75%, 09/27/26
(e)
................. 555 529,070
3.50%, 11/02/26
(c)
................. 867 838,390
5.25%, 01/08/27
(c)
................. 1,010 1,016,429
3.00%, 02/10/27
(c)(d)
................ 615 586,658
5.30%, 03/19/27
(c)
................. 525 529,025
5.28%, 06/24/27
(c)
................. 600 605,432
2.38%, 10/15/27
(c)
................. 465 430,322
1.80%, 01/10/28
(c)
................. 898 808,791
5.60%, 03/30/28
(c)
................. 765 780,286
2.00%, 06/15/28
(c)
................. 1,250 1,121,315
5.68%, 06/26/28
(c)
................. 600 614,273
2.10%, 09/15/28
(c)
................. 620 554,341
6.10%, 09/21/28
(c)
................. 695 723,221
5.30%, 01/08/29
(c)
................. 950 961,843
6.50%, 01/16/29
(c)
................. 375 396,773
5.35%, 03/19/29
(c)
................. 480 487,474
5.30%, 06/24/29
(c)(d)
................ 600 607,890
5.80%, 04/01/30
(c)
................. 320 331,663
6.38%, 04/08/30
(c)
................. 415 441,080
5.70%, 06/26/30
(c)
................. 445 459,709
6.20%, 09/21/30
(c)
................. 891 944,082
5.40%, 01/08/31
(c)
................. 610 619,487
5.40%, 06/24/31
(c)
................. 600 609,862
Hyundai Motor Manufacturing Indonesia PT,
1.75%, 05/06/26
(e)
................ 400 378,059
Jaguar Land Rover Automotive plc
(c)
7.75%, 10/15/25 .................. 630 631,653
4.50%, 10/01/27 .................. 540 515,155
5.88%, 01/15/28 .................. 420 415,714
5.50%, 07/15/29 .................. 390 380,522
Kia Corp.
3.25%, 04/21/26
(c)
................. 300 291,239
1.75%, 10/16/26
(e)
................. 800 746,328
2.75%, 02/14/27
(e)
................. 400 379,116
Mercedes-Benz Finance North America LLC
5.38%, 08/01/25
(c)
................. 935 937,194
3.50%, 08/03/25
(c)
................. 1,235 1,215,982
5.38%, 11/26/25
(c)
................. 750 754,835
4.90%, 01/09/26
(c)
................. 545 545,682
1.45%, 03/02/26
(c)
................. 235 222,952
4.80%, 03/30/26
(c)
................. 1,280 1,279,524
4.88%, 07/31/26
(c)
................. 600 601,432
5.20%, 08/03/26
(c)
................. 690 696,037
3.45%, 01/06/27
(c)
................. 140 136,157
4.80%, 01/11/27
(c)(d)
................ 465 466,703
4.75%, 08/01/27
(c)
................. 600 601,978
5.25%, 11/29/27
(c)
................. 950 966,658
3.75%, 02/22/28
(c)
................. 1,275 1,238,857
4.80%, 03/30/28
(c)
................. 1,120 1,126,604
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.10%, 08/03/28
(c)
................. USD 1,190 $ 1,209,622
4.85%, 01/11/29
(c)(d)
................ 800 806,964
4.30%, 02/22/29
(c)
................. 535 526,170
4.80%, 08/01/29
(c)
................. 600 602,321
3.10%, 08/15/29
(c)
................. 858 800,815
2.63%, 03/10/30
(c)
................. 460 413,736
8.50%, 01/18/31 .................. 1,093 1,321,797
2.45%, 03/02/31
(c)
................. 130 113,373
5.05%, 08/03/33
(c)
................. 1,140 1,147,633
5.00%, 01/11/34
(c)
................. 430 428,334
5.13%, 08/01/34
(c)
................. 600 600,387
Nissan Motor Acceptance Co. LLC
(c)
2.00%, 03/09/26 .................. 965 910,517
6.95%, 09/15/26 .................. 515 530,819
1.85%, 09/16/26 .................. 1,095 1,013,382
2.75%, 03/09/28 .................. 1,144 1,034,145
2.45%, 09/15/28 .................. 810 712,209
7.05%, 09/15/28 .................. 805 844,143
Nissan Motor Co. Ltd.
(c)
3.52%, 09/17/25 .................. 1,650 1,610,330
4.35%, 09/17/27 .................. 2,670 2,574,523
4.81%, 09/17/30 .................. 1,758 1,651,068
PM General Purchaser LLC, 9.50%, 10/01/28
(c)
545 559,937
Stellantis Finance US, Inc.
(c)
1.71%, 01/29/27 .................. 1,500 1,386,709
5.63%, 01/12/28 .................. 685 700,819
2.69%, 09/15/31 .................. 1,035 866,823
6.38%, 09/12/32 .................. 280 296,087
Thor Industries, Inc., 4.00%, 10/15/29
(c)
.... 400 361,127
Toyota Motor Corp.
1.34%, 03/25/26 .................. 959 908,788
5.28%, 07/13/26 .................. 240 242,696
5.12%, 07/13/28 .................. 565 577,517
3.67%, 07/20/28 .................. 265 258,102
2.76%, 07/02/29 .................. 1,090 1,014,009
2.36%, 03/25/31 .................. 565 496,870
5.12%, 07/13/33
(d)
................. 285 303,279
Volkswagen Group of America Finance LLC
(c)
5.80%, 09/12/25 .................. 910 915,869
4.63%, 11/13/25 .................. 670 665,755
1.25%, 11/24/25 .................. 1,665 1,585,698
5.40%, 03/20/26 .................. 400 402,139
5.70%, 09/12/26 .................. 575 582,790
3.20%, 09/26/26 .................. 440 423,741
6.00%, 11/16/26 .................. 455 464,889
5.30%, 03/22/27 .................. 410 414,835
4.35%, 06/08/27 .................. 1,305 1,287,590
1.63%, 11/24/27 .................. 1,333 1,201,156
5.65%, 09/12/28 .................. 620 636,893
4.75%, 11/13/28 .................. 761 755,645
6.20%, 11/16/28 .................. 270 282,901
5.25%, 03/22/29 .................. 400 404,609
4.60%, 06/08/29 .................. 915 903,218
3.75%, 05/13/30 .................. 230 215,978
6.45%, 11/16/30 .................. 240 257,201
5.90%, 09/12/33
(d)
................. 425 441,448
5.60%, 03/22/34 .................. 415 421,613
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
275 272,628
120,919,893
Banks — 4.7%
ABN AMRO Bank NV
(c)
4.80%, 04/18/26 .................. 980 970,590

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 6.58%,
10/13/26
(i)
..................... USD 1,000 $ 1,013,610
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.80%), 1.54%,
06/16/27
(i)
..................... 360 336,303
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 6.34%,
09/18/27
(i)
..................... 800 818,223
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.47%,
12/13/29
(i)
..................... 945 847,959
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.32%,
03/13/37
(i)
..................... 1,245 1,044,910
ABQ Finance Ltd.
(e)
1.88%, 09/08/25 .................. 400 384,038
2.00%, 07/06/26 .................. 400 375,363
Abu Dhabi Commercial Bank PJSC
(e)
3.50%, 03/31/27 .................. 800 772,714
4.50%, 09/14/27 .................. 600 595,413
5.38%, 07/18/28 .................. 200 204,051
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.52%), 8.00%
(i)
(j)
........................... 600 636,926
5.50%, 01/12/29 .................. 400 411,219
Access Bank plc, 6.13%, 09/21/26
(e)
...... 400 379,090
Adib Capital Invest 3 Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.06%), 7.25%
(e)(i)(j)
............... 800 835,142
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28
(e)
... 400 410,529
Agricultural Bank of China Ltd.
(e)
1.20%, 10/22/25 .................. 400 382,159
1.25%, 01/19/26 .................. 800 761,000
1.25%, 03/02/26 .................. 600 568,707
2.00%, 01/18/27 .................. 400 376,479
2.25%, 03/01/27 .................. 200 188,935
Ahli United Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.01%), 3.88%
(e)(i)(j)
............... 600 563,588
AIB Group plc
(c)(i)
(1-day SOFR + 3.46%), 7.58%, 10/14/26 . 515 528,398
(1-day SOFR + 2.33%), 6.61%, 09/13/29 . 565 594,256
(1-day SOFR + 1.91%), 5.87%, 03/28/35 . 895 916,979
Akbank TAS
(e)
6.80%, 02/06/26 .................. 600 601,833
7.50%, 01/20/30 .................. 400 399,264
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.02%), 6.80%,
06/22/31
(i)
..................... 400 393,664
Al Rajhi Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.89%),
6.38%
(e)(i)(j)
..................... 800 820,610
Al Rajhi Sukuk Ltd.
(e)
4.75%, 04/05/28 .................. 900 890,962
5.05%, 03/12/29 .................. 1,000 1,001,121
Alinma Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.20%), 6.50%
(e)(i)(j)
............... 1,000 1,022,500
ANB Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.97%), 3.33%, 10/28/30
(e)(i)
.......... 600 580,311
Security
Par (000)
Par (000) Value
Banks (continued)
ANZ Bank New Zealand Ltd.
(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 5.55%,
08/11/32 ..................... USD 430 $ 433,748
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.90%,
07/10/34 ..................... 15 15,283
ANZ New Zealand International Ltd.
(c)
1.25%, 06/22/26 .................. 355 331,984
3.45%, 07/17/27 .................. 629 605,713
3.45%, 01/21/28 .................. 549 527,054
5.36%, 08/14/28 .................. 875 895,419
2.55%, 02/13/30 .................. 260 232,681
ASB Bank Ltd.
(c)
5.35%, 06/15/26 .................. 450 453,576
1.63%, 10/22/26 .................. 655 610,160
5.40%, 11/29/27 .................. 425 432,668
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.25%), 5.28%,
06/17/32
(i)
..................... 630 627,566
AUB Sukuk Ltd., 2.62%, 09/09/26
(e)
....... 600 563,176
Australia & New Zealand Banking Group Ltd.
Series 3a2, 5.67%, 10/03/25 .......... 1,240 1,252,207
3.70%, 11/16/25 .................. 435 429,393
5.00%, 03/18/26 .................. 750 752,966
4.40%, 05/19/26
(c)
................. 700 691,070
4.75%, 01/18/27 .................. 1,185 1,190,857
4.90%, 07/16/27 .................. 785 793,580
6.74%, 12/08/32
(c)
................. 720 779,439
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.62%), 5.73%,
09/18/34
(c)(i)
................... 555 562,237
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 2.57%,
11/25/35
(c)(i)
.................... 2,745 2,304,577
Banc of California, (3-mo. CME Term SOFR +
2.52%), 3.25%, 05/01/31
(d)(i)
.......... 364 338,060
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25 .................. 2,225 2,125,960
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 5.86%,
09/14/26
(i)
..................... 800 804,246
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.70%), 6.14%,
09/14/28
(i)
..................... 400 412,778
5.38%, 03/13/29 .................. 800 815,318
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.88%,
11/15/34
(i)
..................... 650 728,323
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03%,
03/13/35
(i)
..................... 800 822,597
Banco Bradesco SA, 4.38%, 03/18/27
(d)(e)
... 400 392,141
Banco BTG Pactual SA
(e)
2.75%, 01/11/26 .................. 400 382,554
6.25%, 04/08/29 .................. 400 406,384
Banco de Bogota SA, 6.25%, 05/12/26
(e)
.... 1,000 994,509
Banco de Chile, 2.99%, 12/09/31
(d)(e)
...... 400 349,834
Banco de Credito del Peru S.A., 5.85%,
01/11/29
(e)
..................... 200 204,363
Banco de Credito del Peru SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.45%), 3.25%, 09/30/31
(d)(e)(i)
.. 1,100 1,030,743
Banco de Credito e Inversiones SA
(e)
3.50%, 10/12/27 .................. 600 575,676

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.88%, 10/14/31 .................. USD 400 $ 347,340
Banco do Brasil SA
(e)
3.25%, 09/30/26 .................. 600 576,749
4.88%, 01/11/29 .................. 400 388,100
6.25%, 04/18/30 .................. 800 816,523
6.00%, 03/18/31 .................. 800 798,255
Banco General SA, 4.13%, 08/07/27
(e)
..... 400 389,259
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%, 04/11/27
(d)
(e)
.......................... 600 585,457
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(d)(e)
............... 300 287,399
Banco Nacional de Comercio Exterior SNC
(e)
4.38%, 10/14/25 .................. 600 590,635
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 2.72%,
08/11/31
(i)
..................... 800 717,756
Banco Nacional de Panama, 2.50%, 08/11/30
(e)
800 631,591
Banco Santander Chile, 3.18%, 10/26/31
(e)
.. 500 442,632
Banco Santander SA
5.15%, 08/18/25 .................. 805 802,113
5.18%, 11/19/25 .................. 1,440 1,434,152
1.85%, 03/25/26 .................. 963 912,356
4.25%, 04/11/27 .................. 1,710 1,676,685
5.29%, 08/18/27 .................. 805 809,577
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.72%,
09/14/27
(i)
..................... 1,008 936,217
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 6.53%,
11/07/27
(i)
..................... 1,150 1,186,419
3.80%, 02/23/28 .................. 987 943,719
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.55%,
03/14/28
(i)
..................... 1,200 1,208,308
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18%,
03/24/28
(i)
..................... 805 784,173
4.38%, 04/12/28 .................. 1,605 1,568,914
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.37%,
07/15/28
(i)
..................... 800 806,977
5.59%, 08/08/28 .................. 1,200 1,229,019
6.61%, 11/07/28 .................. 800 852,836
3.31%, 06/27/29 .................. 1,053 978,747
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54%,
03/14/30
(i)
..................... 1,175 1,186,692
3.49%, 05/28/30 .................. 1,155 1,060,917
2.75%, 12/03/30 .................. 1,080 922,789
2.96%, 03/25/31 .................. 475 415,560
5.44%, 07/15/31 .................. 1,200 1,215,254
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23%,
11/22/32
(i)
..................... 625 531,282
6.92%, 08/08/33 .................. 1,730 1,852,083
6.94%, 11/07/33 .................. 1,300 1,456,235
6.35%, 03/14/34 .................. 940 966,499
Bangkok Bank PCL
4.30%, 06/15/27
(e)
................. 800 786,660
4.45%, 09/19/28
(e)
................. 500 492,267
5.30%, 09/21/28
(e)
................. 400 406,092
9.03%, 03/15/29
(c)
................. 425 489,923
5.50%, 09/21/33
(e)
................. 555 565,923
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.73%,
09/25/34
(e)(i)
................... USD 1,200 $ 1,089,130
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 3.47%,
09/23/36
(e)(i)
................... 1,000 857,290
Bank Muscat SAOG, 4.75%, 03/17/26
(e)
.... 400 393,027
Bank of America Corp.
3.88%, 08/01/25 .................. 1,336 1,320,971
4.45%, 03/03/26 .................. 1,656 1,641,217
3.50%, 04/19/26 .................. 1,746 1,708,052
6.22%, 09/15/26 .................. 650 667,433
4.25%, 10/22/26 .................. 1,788 1,761,428
(1-day SOFR + 1.01%), 1.20%, 10/24/26
(i)
2,293 2,181,238
(1-day SOFR + 1.29%), 5.08%, 01/20/27
(i)
2,760 2,760,831
Series N, (1-day SOFR + 0.91%), 1.66%,
03/11/27
(i)
..................... 2,049 1,940,482
(3-mo. CME Term SOFR + 1.32%), 3.56%,
04/23/27
(i)
..................... 2,042 1,990,811
(1-day SOFR + 0.96%), 1.73%, 07/22/27
(i)
3,662 3,435,958
(1-day SOFR + 1.34%), 5.93%, 09/15/27
(i)
1,235 1,258,808
3.25%, 10/21/27 .................. 2,108 2,023,310
Series L, 4.18%, 11/25/27 ............ 2,230 2,180,835
(3-mo. CME Term SOFR + 1.84%), 3.82%,
01/20/28
(i)
..................... 2,207 2,149,884
(1-day SOFR + 1.05%), 2.55%, 02/04/28
(i)
2,883 2,722,748
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28
(i)
..................... 1,804 1,748,557
(1-day SOFR + 1.58%), 4.38%, 04/27/28
(i)
1,875 1,850,259
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28
(i)
..................... 1,986 1,915,472
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(i)
2,080 2,085,600
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(i)
. 1,845 1,920,024
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(i)
..................... 5,410 5,165,895
(3-mo. CME Term SOFR + 1.33%), 3.97%,
03/05/29
(i)
..................... 2,276 2,208,174
(1-day SOFR + 1.63%), 5.20%, 04/25/29
(i)
3,900 3,945,707
(1-day SOFR + 1.06%), 2.09%, 06/14/29
(i)
1,708 1,542,528
(3-mo. CME Term SOFR + 1.57%), 4.27%,
07/23/29
(i)
..................... 3,562 3,487,244
(1-day SOFR + 1.57%), 5.82%, 09/15/29
(i)
1,450 1,501,676
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30
(i)
..................... 2,841 2,735,876
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(i)
..................... 1,943 1,798,495
(3-mo. CME Term SOFR + 1.45%), 2.88%,
10/22/30
(i)
..................... 1,557 1,412,497
(3-mo. CME Term SOFR + 1.25%), 2.50%,
02/13/31
(i)
..................... 2,928 2,582,102
(1-day SOFR + 2.15%), 2.59%, 04/29/31
(i)
2,453 2,166,157
(1-day SOFR + 1.53%), 1.90%, 07/23/31
(i)
1,897 1,598,068
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(i)
2,155 1,805,439
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(i)
..................... 2,757 2,385,408
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(i)
3,865 3,345,847
(1-day SOFR + 1.22%), 2.30%, 07/21/32
(i)
3,150 2,645,010
(1-day SOFR + 1.21%), 2.57%, 10/20/32
(i)
2,603 2,213,622
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(i)
3,340 2,893,286
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(i)
3,108 3,002,037
(1-day SOFR + 2.16%), 5.02%, 07/22/33
(i)
4,080 4,075,519
(1-day SOFR + 1.91%), 5.29%, 04/25/34
(i)
4,095 4,132,062
(1-day SOFR + 1.84%), 5.87%, 09/15/34
(i)
3,520 3,694,141
(1-day SOFR + 1.65%), 5.47%, 01/23/35
(i)
4,425 4,521,355

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48%,
09/21/36
(i)
..................... USD 3,045 $ 2,488,545
6.11%, 01/29/37 .................. 2,132 2,296,132
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 3.85%,
03/08/37
(i)
..................... 1,465 1,315,195
(3-mo. CME Term SOFR + 2.08%), 4.24%,
04/24/38
(i)
..................... 2,227 2,026,324
7.75%, 05/14/38 .................. 1,775 2,190,872
(3-mo. CME Term SOFR + 1.58%), 4.08%,
04/23/40
(i)
..................... 1,678 1,468,856
(1-day SOFR + 1.93%), 2.68%, 06/19/41
(i)
4,362 3,127,596
5.88%, 02/07/42 .................. 1,539 1,647,423
(1-day SOFR + 1.58%), 3.31%, 04/22/42
(i)
3,471 2,684,736
5.00%, 01/21/44 .................. 1,765 1,722,540
4.88%, 04/01/44 .................. 620 593,164
Series L, 4.75%, 04/21/45 ............ 698 645,802
(3-mo. CME Term SOFR + 2.25%), 4.44%,
01/20/48
(i)
..................... 1,924 1,695,654
(3-mo. CME Term SOFR + 1.45%), 3.95%,
01/23/49
(i)
..................... 1,448 1,178,498
(3-mo. CME Term SOFR + 1.78%), 4.33%,
03/15/50
(i)
..................... 2,376 2,046,686
(3-mo. CME Term SOFR + 3.41%), 4.08%,
03/20/51
(i)
..................... 4,627 3,806,184
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(i)
1,355 888,323
Series N, (1-day SOFR + 1.65%), 3.48%,
03/13/52
(i)
..................... 1,095 814,956
(1-day SOFR + 1.56%), 2.97%, 07/21/52
(i)
2,159 1,455,808
Bank of America NA
5.65%, 08/18/25 .................. 1,900 1,913,074
5.53%, 08/18/26 .................. 1,665 1,690,695
6.00%, 10/15/36 .................. 1,530 1,652,321
Bank of China Ltd.
(e)
1.40%, 04/28/26 .................. 1,000 944,612
4.63%, 06/26/26 .................. 200 199,808
3.50%, 04/20/27 .................. 200 194,888
(SOFR Index + 0.50%), 5.88%, 06/14/27
(i)
. 200 199,786
3.63%, 04/17/29 .................. 400 384,053
Bank of Communications Co. Ltd.
(e)
1.20%, 09/10/25 .................. 800 767,972
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.80%
(i)
(j)
........................... 2,600 2,543,260
4.88%, 02/28/26 .................. 200 200,375
Bank of Communications Hong Kong Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 2.30%,
07/08/31
(e)(i)
.................... 850 805,338
Bank of East Asia Ltd. (The)
(e)(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 6.63%,
03/13/27 ..................... 250 253,268
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.75%,
03/15/27 ..................... 500 507,534
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.88%,
04/22/32 ..................... 500 483,700
Bank of Ireland Group plc
(c)(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26 ..................... 1,170 1,180,942
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.03%,
09/30/27 ..................... USD 235 $ 219,285
(1-day SOFR + 1.62%), 5.60%, 03/20/30 . 475 482,173
Bank of Montreal
5.92%, 09/25/25 .................. 375 378,774
5.30%, 06/05/26 .................. 810 817,293
1.25%, 09/15/26 .................. 1,305 1,211,084
5.27%, 12/11/26 .................. 995 1,007,059
(1-day SOFR + 0.60%), 0.95%, 01/22/27
(i)
1,540 1,452,390
2.65%, 03/08/27 .................. 910 865,285
5.37%, 06/04/27 .................. 750 764,137
Series H, 4.70%, 09/14/27 ........... 955 955,714
5.20%, 02/01/28 .................. 1,175 1,193,951
5.72%, 09/25/28 .................. 1,810 1,875,056
5.51%, 06/04/31 .................. 750 773,204
(5-Year USD Swap Semi + 1.43%), 3.80%,
12/15/32
(i)
..................... 761 724,134
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09%,
01/10/37
(i)
..................... 750 626,772
Bank of New Zealand
(c)
2.29%, 01/27/27 .................. 385 362,114
4.85%, 02/07/28 .................. 460 461,709
5.08%, 01/30/29 .................. 1,565 1,586,891
2.87%, 01/27/32 .................. 273 235,960
Bank of Nova Scotia (The)
4.50%, 12/16/25 .................. 1,340 1,329,507
4.75%, 02/02/26 .................. 1,035 1,032,623
1.05%, 03/02/26 .................. 1,040 980,260
1.35%, 06/24/26 .................. 710 665,404
2.70%, 08/03/26 .................. 1,148 1,101,553
1.30%, 09/15/26 .................. 1,260 1,173,960
5.35%, 12/07/26 .................. 980 991,829
1.95%, 02/02/27 .................. 1,115 1,043,332
2.95%, 03/11/27 .................. 209 199,794
5.40%, 06/04/27 .................. 400 407,127
5.25%, 06/12/28 .................. 970 987,661
5.45%, 08/01/29 .................. 490 504,203
4.85%, 02/01/30 .................. 1,135 1,139,236
2.15%, 08/01/31 .................. 780 657,634
2.45%, 02/02/32 .................. 835 708,615
5.65%, 02/01/34 .................. 1,085 1,129,649
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59%,
05/04/37
(i)
..................... 535 493,569
Bank of the Philippine Islands, 5.25%,
03/26/29
(e)
..................... 200 202,390
Bank OZK, (3-mo. CME Term SOFR + 2.09%),
2.75%, 10/01/31
(i)
................ 180 146,813
BankUnited, Inc.
4.88%, 11/17/25 .................. 595 588,376
5.13%, 06/11/30 .................. 560 523,853
Banque Federative du Credit Mutuel SA
(c)
4.94%, 01/26/26 .................. 1,330 1,328,449
5.90%, 07/13/26 .................. 750 763,483
1.60%, 10/04/26 .................. 700 652,714
5.09%, 01/23/27 .................. 1,840 1,847,454
4.75%, 07/13/27
(d)
................. 355 354,164
5.19%, 02/16/28 .................. 400 404,335
5.79%, 07/13/28 .................. 635 656,919
Banque Saudi Fransi, 4.75%, 05/31/28
(e)
.... 800 791,982
Barclays plc
4.38%, 01/12/26 .................. 2,519 2,495,561
5.20%, 05/12/26 .................. 1,975 1,971,124

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 5.30%,
08/09/26
(i)
..................... USD 640 $ 639,237
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33%,
11/02/26
(i)
..................... 910 929,928
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(i)
1,525 1,540,829
(1-day SOFR + 1.88%), 6.50%, 09/13/27
(i)
1,040 1,068,467
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27
(i)
..................... 1,460 1,369,777
4.34%, 01/10/28 .................. 1,564 1,529,053
(1-day SOFR + 1.49%), 5.67%, 03/12/28
(i)
825 835,759
4.84%, 05/09/28 .................. 1,908 1,874,200
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50%,
08/09/28
(i)
..................... 1,475 1,491,432
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39%,
11/02/28
(i)
..................... 995 1,060,667
(3-mo. LIBOR USD + 1.90%), 4.97%,
05/16/29
(i)
..................... 1,715 1,707,435
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(i)
990 1,041,329
(1-day SOFR + 1.74%), 5.69%, 03/12/30
(i)
1,655 1,689,993
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(i)
..................... 1,380 1,349,199
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 2.65%,
06/24/31
(i)
..................... 703 612,986
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67%,
03/10/32
(i)
..................... 895 763,197
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89%,
11/24/32
(i)
..................... 865 735,940
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(i)
..................... 900 920,572
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44%,
11/02/33
(i)
..................... 1,845 2,083,175
(1-day SOFR + 2.98%), 6.22%, 05/09/34
(i)
1,670 1,756,923
(1-day SOFR + 3.57%), 7.12%, 06/27/34
(i)
1,325 1,430,169
(1-day SOFR + 2.62%), 6.69%, 09/13/34
(i)
1,430 1,550,579
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.56%,
09/23/35
(i)
..................... 1,015 895,516
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.81%,
03/10/42
(i)
..................... 367 289,877
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 3.33%,
11/24/42
(i)
..................... 1,640 1,211,950
5.25%, 08/17/45 .................. 1,440 1,395,081
4.95%, 01/10/47 .................. 1,877 1,739,974
(1-day SOFR + 2.42%), 6.04%, 03/12/55
(i)
300 313,980
BBK BSC, 6.88%, 06/06/29
(e)
........... 400 403,324
BBVA Bancomer SA, 1.88%, 09/18/25
(e)
.... 600 574,841
BDO Unibank, Inc., 2.13%, 01/13/26
(e)
..... 600 573,139
BNP Paribas SA
(c)
4.38%, 09/28/25 .................. 755 746,148
4.38%, 05/12/26 .................. 1,295 1,272,851
(1-day SOFR + 1.00%), 1.32%, 01/13/27
(i)
2,035 1,921,932
4.63%, 03/13/27 .................. 710 701,257
(1-day SOFR + 0.91%), 1.68%, 06/30/27
(i)
920 860,854
Security
Par (000)
Par (000) Value
Banks (continued)
3.50%, 11/16/27 .................. USD 525 $ 501,596
(1-day SOFR + 1.23%), 2.59%, 01/20/28
(i)
595 561,165
4.40%, 08/14/28 .................. 960 941,196
(1-day SOFR + 1.61%), 1.90%, 09/30/28
(i)
2,665 2,420,313
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.13%,
01/13/29
(i)
..................... 2,260 2,275,085
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.34%,
06/12/29
(i)
..................... 800 812,079
(1-day SOFR + 1.22%), 2.16%, 09/15/29
(i)
650 579,386
(1-day SOFR + 1.52%), 5.18%, 01/09/30
(i)
2,645 2,671,538
(3-mo. CME Term SOFR + 2.83%), 5.20%,
01/10/30
(i)
..................... 1,233 1,239,755
(1-day SOFR + 1.59%), 5.50%, 05/20/30
(i)
800 810,838
(1-day SOFR + 1.51%), 3.05%, 01/13/31
(i)
1,765 1,587,149
(3-mo. CME Term SOFR + 1.39%), 2.87%,
04/19/32
(i)
..................... 1,473 1,270,660
(1-day SOFR + 1.56%), 3.13%, 01/20/33
(i)
833 720,408
(5-Year USD Swap Semi + 1.48%), 4.38%,
03/01/33
(i)
..................... 1,198 1,149,079
(1-day SOFR + 1.87%), 5.89%, 12/05/34
(i)
2,080 2,178,726
(1-day SOFR + 1.88%), 5.74%, 02/20/35
(d)(i)
2,185 2,232,682
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 2.59%,
08/12/35
(i)
..................... 2,490 2,106,098
2.82%, 01/26/41 .................. 750 525,085
BOS Funding Ltd., 7.00%, 03/14/28
(e)
...... 400 415,457
Boubyan Sukuk Ltd., 3.39%, 03/29/27
(e)
.... 400 382,976
Boubyan Tier 1 Sukuk Ltd., (5-Year USD Swap
Semi + 2.90%), 3.95%
(e)(i)(j)
........... 400 373,002
BPCE SA
1.00%, 01/20/26
(c)
................. 720 680,283
5.10%, 01/26/26
(c)
................. 155 154,476
4.88%, 04/01/26
(c)
................. 805 797,046
(1-day SOFR + 1.52%), 1.65%, 10/06/26
(c)(i)
1,985 1,898,828
3.38%, 12/02/26 .................. 1,191 1,153,986
5.20%, 01/18/27
(c)
................. 1,035 1,042,139
(1-day SOFR + 2.10%), 5.98%, 01/18/27
(c)(i)
1,360 1,371,364
4.75%, 07/19/27
(c)(d)
................ 1,255 1,250,322
(1-day SOFR + 1.09%), 2.05%, 10/19/27
(c)(i)
1,190 1,107,519
(1-day SOFR + 1.98%), 6.61%, 10/19/27
(c)(i)
1,015 1,041,421
3.50%, 10/23/27
(c)(d)
................ 835 793,876
3.25%, 01/11/28
(c)
................. 1,250 1,181,676
5.13%, 01/18/28
(c)
................. 1,800 1,804,980
4.63%, 09/12/28
(c)
................. 566 555,825
5.28%, 05/30/29
(c)
................. 580 588,307
2.70%, 10/01/29
(c)
................. 906 815,338
(1-day SOFR + 2.27%), 6.71%, 10/19/29
(c)(i)
1,120 1,177,754
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.96%), 5.72%,
01/18/30
(c)(i)
................... 1,240 1,260,227
(1-day SOFR + 1.31%), 2.28%, 01/20/32
(c)(i)
1,990 1,643,604
(1-day SOFR + 1.73%), 3.12%, 10/19/32
(c)(i)
785 656,192
(1-day SOFR + 2.87%), 5.75%, 07/19/33
(c)(i)
735 742,665
(1-day SOFR + 2.59%), 7.00%, 10/19/34
(c)(i)
780 854,186
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.51%,
01/18/35
(c)(i)
................... 475 488,468
(1-day SOFR + 1.85%), 5.94%, 05/30/35
(c)(i)
590 601,624
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.65%,
01/14/37
(c)(i)
................... 905 768,985
(1-day SOFR + 1.95%), 3.58%, 10/19/42
(c)(i)
800 587,607
BSF Finance, 5.50%, 11/23/27
(e)
......... 600 607,372

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
BSF Sukuk Co. Ltd., 5.00%, 01/25/29
(e)
.... USD 600 $ 598,440
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.23%), 2.75%, 12/15/31
(e)(i)
.......... 600 541,988
CaixaBank SA
(c)(i)
(1-day SOFR + 2.08%), 6.68%, 09/13/27 . 370 380,724
(1-day SOFR + 2.70%), 6.21%, 01/18/29 . 695 717,572
(1-day SOFR + 1.78%), 5.67%, 03/15/30 . 625 636,670
(1-day SOFR + 2.77%), 6.84%, 09/13/34 . 585 635,428
(1-day SOFR + 2.26%), 6.04%, 06/15/35 . 620 639,752
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 .................. 520 514,118
0.95%, 10/23/25 .................. 725 691,125
1.25%, 06/22/26 .................. 1,098 1,028,669
5.62%, 07/17/26 .................. 415 421,041
5.93%, 10/02/26 .................. 780 797,321
3.45%, 04/07/27 .................. 290 280,881
5.24%, 06/28/27 .................. 675 683,549
5.00%, 04/28/28 .................. 655 660,318
5.99%, 10/03/28 .................. 375 391,960
5.26%, 04/08/29 .................. 745 757,410
3.60%, 04/07/32 .................. 480 435,836
6.09%, 10/03/33 .................. 1,480 1,571,857
CBQ Finance Ltd.
(e)
2.00%, 09/15/25 .................. 400 384,528
2.00%, 05/12/26 .................. 800 754,336
5.38%, 03/28/29 .................. 400 402,213
China Citic Bank Corp. Ltd., 1.25%, 02/02/26
(e)
200 189,901
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(e)(i)
... 500 520,748
China Construction Bank Corp.
(e)
1.25%, 08/04/25 .................. 1,000 964,060
1.46%, 04/22/26 .................. 1,000 946,847
4.50%, 05/31/26 .................. 400 398,904
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 2.85%,
01/21/32
(i)
..................... 2,600 2,484,861
China Merchants Bank Co. Ltd.
(e)
1.20%, 09/10/25 .................. 1,000 958,911
1.25%, 09/01/26 .................. 400 372,509
CIMB Bank Bhd., 2.13%, 07/20/27
(e)
...... 400 371,179
Citibank NA
5.86%, 09/29/25 .................. 1,515 1,530,002
5.44%, 04/30/26 .................. 2,025 2,042,990
4.93%, 08/06/26 .................. 925 926,971
5.49%, 12/04/26 .................. 1,765 1,792,311
5.80%, 09/29/28 .................. 1,605 1,672,006
4.84%, 08/06/29 .................. 1,750 1,759,176
5.57%, 04/30/34 .................. 1,985 2,065,545
Citigroup, Inc.
5.50%, 09/13/25 .................. 1,607 1,612,041
3.70%, 01/12/26 .................. 1,752 1,721,466
4.60%, 03/09/26 .................. 1,435 1,424,608
3.40%, 05/01/26 .................. 1,862 1,814,872
(1-day SOFR + 1.55%), 5.61%, 09/29/26
(i)
2,735 2,746,623
3.20%, 10/21/26 .................. 2,527 2,440,743
4.30%, 11/20/26 .................. 913 899,675
(1-day SOFR + 0.77%), 1.12%, 01/28/27
(i)
2,150 2,025,884
(1-day SOFR + 0.77%), 1.46%, 06/09/27
(i)
2,068 1,937,699
4.45%, 09/29/27 .................. 2,106 2,077,529
(3-mo. CME Term SOFR + 1.82%), 3.89%,
01/10/28
(i)
..................... 1,804 1,760,168
6.63%, 01/15/28 .................. 551 585,702
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(i)
1,980 1,892,871
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.89%), 4.66%, 05/24/28
(i)
USD 1,175 $ 1,168,465
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(i)
..................... 1,926 1,860,401
4.13%, 07/25/28 .................. 1,345 1,307,844
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(i)
..................... 2,603 2,494,545
(3-mo. CME Term SOFR + 1.45%), 4.08%,
04/23/29
(i)
..................... 1,629 1,585,443
(1-day SOFR + 1.36%), 5.17%, 02/13/30
(i)
2,200 2,223,282
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30
(i)
..................... 1,915 1,839,146
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(i)
. 1,444 1,312,160
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(i)
2,010 1,788,254
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(i)
3,203 3,110,199
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(i)
. 2,665 2,337,500
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(i)
2,199 1,875,124
6.63%, 06/15/32 .................. 1,579 1,716,046
(1-day SOFR + 1.18%), 2.52%, 11/03/32
(i)
. 1,585 1,333,853
(1-day SOFR + 1.35%), 3.06%, 01/25/33
(i)
2,251 1,954,589
5.88%, 02/22/33 .................. 1,081 1,125,212
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(i)
2,370 2,161,128
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(i)
1,530 1,503,998
6.00%, 10/31/33 .................. 1,285 1,351,141
(1-day SOFR + 2.34%), 6.27%, 11/17/33
(i)
. 2,815 3,013,088
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(i)
2,385 2,470,232
(1-day SOFR + 2.06%), 5.83%, 02/13/35
(i)
1,935 1,956,364
(1-day SOFR + 1.45%), 5.45%, 06/11/35
(i)
. 2,315 2,352,998
6.13%, 08/25/36 .................. 1,020 1,074,178
(3-mo. CME Term SOFR + 1.43%), 3.88%,
01/24/39
(i)
..................... 1,202 1,038,342
8.13%, 07/15/39 .................. 1,752 2,247,212
(1-day SOFR + 4.55%), 5.32%, 03/26/41
(i)
1,381 1,366,254
5.88%, 01/30/42 .................. 1,374 1,449,915
(1-day SOFR + 1.38%), 2.90%, 11/03/42
(i)
. 787 563,939
6.68%, 09/13/43 .................. 1,345 1,510,614
5.30%, 05/06/44 .................. 1,355 1,305,677
4.65%, 07/30/45 .................. 1,031 930,485
4.75%, 05/18/46 .................. 1,945 1,734,004
(3-mo. CME Term SOFR + 2.10%), 4.28%,
04/24/48
(i)
..................... 1,571 1,333,309
4.65%, 07/23/48 .................. 2,781 2,505,717
Citizens Bank NA
3.75%, 02/18/26 .................. 645 629,221
(1-day SOFR + 2.00%), 4.58%, 08/09/28
(i)
435 426,284
Citizens Financial Group, Inc.
4.30%, 12/03/25 .................. 155 152,951
2.85%, 07/27/26 .................. 580 554,657
(1-day SOFR + 2.01%), 5.84%, 01/23/30
(i)
850 863,682
2.50%, 02/06/30 .................. 685 593,884
3.25%, 04/30/30 .................. 1,340 1,210,719
(1-day SOFR + 1.91%), 5.72%, 07/23/32
(i)
680 687,223
2.64%, 09/30/32 .................. 365 288,839
(1-day SOFR + 2.33%), 6.65%, 04/25/35
(d)(i)
345 367,608
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 5.64%,
05/21/37
(i)
..................... 460 439,304
Comerica Bank, (1-day SOFR + 2.61%), 5.33%,
08/25/33
(i)
..................... 140 127,845
Comerica, Inc.
4.00%, 02/01/29 .................. 860 804,343
(1-day SOFR + 2.16%), 5.98%, 01/30/30
(i)
375 375,683
Commercial Bank of Dubai PSC
(e)
(6-Year USD Constant Maturity + 5.60%),
6.00%
(i)(j)
..................... 400 397,798
5.32%, 06/14/28 .................. 600 603,726

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Commercial Bank PSQC (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.50%
(e)(i)(j)
......... USD 400 $ 379,181
Commonwealth Bank of Australia
5.50%, 09/12/25 .................. 250 251,836
4.50%, 12/09/25
(c)
................. 305 301,811
5.32%, 03/13/26 .................. 685 691,911
2.85%, 05/18/26
(c)
................. 405 392,242
1.13%, 06/15/26
(c)
................. 2,305 2,158,708
2.63%, 09/06/26
(c)
................. 805 771,955
2.55%, 03/14/27
(c)
................. 846 804,644
3.15%, 09/19/27
(c)
................. 540 517,998
3.90%, 03/16/28
(c)
................. 990 972,483
2.69%, 03/11/31
(c)
................. 1,340 1,139,009
1.88%, 09/15/31
(c)
................. 625 519,884
3.78%, 03/14/32
(c)
................. 575 515,534
5.84%, 03/13/34
(c)
................. 1,000 1,026,047
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 3.61%,
09/12/34
(c)(i)
................... 2,470 2,273,036
3.74%, 09/12/39
(c)
................. 1,304 1,072,389
3.31%, 03/11/41
(c)
................. 1,130 849,506
3.90%, 07/12/47
(c)
................. 1,380 1,141,325
4.32%, 01/10/48
(c)
................. 705 591,747
Cooperatieve Rabobank UA
4.38%, 08/04/25 .................. 680 672,668
4.85%, 01/09/26 .................. 1,130 1,131,422
3.75%, 07/21/26 .................. 867 844,220
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.00%,
09/24/26
(c)(i)
................... 443 422,520
5.50%, 10/05/26 .................. 995 1,010,534
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.55%), 1.11%,
02/24/27
(c)(i)
................... 1,340 1,258,601
5.04%, 03/05/27 .................. 630 635,936
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.98%,
12/15/27
(c)(i)
................... 1,478 1,375,931
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 3.65%,
04/06/28
(c)(i)
................... 750 724,767
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.66%,
08/22/28
(c)(i)
................... 965 954,741
4.80%, 01/09/29 .................. 820 825,643
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.56%,
02/28/29
(c)(i)
................... 1,110 1,131,098
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.45%,
03/05/30
(c)(i)
................... 750 763,971
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.42%), 3.76%,
04/06/33
(c)(i)
................... 320 292,338
5.25%, 05/24/41 .................. 2,352 2,382,862
5.75%, 12/01/43 .................. 1,126 1,148,785
5.25%, 08/04/45 .................. 1,076 1,058,303
Credit Agricole SA
(c)
5.59%, 07/05/26 .................. 820 830,373
4.13%, 01/10/27 .................. 1,300 1,271,057
2.02%, 01/11/27 .................. 935 876,396
(1-day SOFR + 0.89%), 1.25%, 01/26/27
(i)
1,145 1,079,169
5.13%, 03/11/27 .................. 525 529,340
5.30%, 07/12/28 .................. 1,645 1,675,502
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.86%), 6.32%, 10/03/29
(i)
USD 765 $ 798,500
(1-day SOFR + 1.69%), 5.34%, 01/10/30
(i)
1,475 1,486,153
3.25%, 01/14/30 .................. 1,093 984,523
(5-Year USD Swap Semi + 1.64%), 4.00%,
01/10/33
(i)
..................... 995 940,271
5.51%, 07/05/33 .................. 350 362,622
5.37%, 03/11/34 .................. 500 505,888
(1-day SOFR + 2.67%), 6.25%, 01/10/35
(i)
2,615 2,704,013
2.81%, 01/11/41 .................. 1,110 777,839
Dah Sing Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 3.00%, 11/02/31
(e)(i)
.......... 250 235,854
Danske Bank A/S
(c)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 1.62%,
09/11/26
(i)
..................... 877 840,890
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 6.26%,
09/22/26
(i)
..................... 930 940,746
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.55%,
09/10/27
(i)
..................... 435 404,501
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 5.43%,
03/01/28
(i)
..................... 735 743,601
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.30%,
04/01/28
(i)
..................... 1,455 1,427,510
4.38%, 06/12/28 .................. 460 452,210
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 5.71%,
03/01/30
(i)
..................... 630 643,793
DBS Group Holdings Ltd.
1.19%, 03/15/27
(c)
................. 25 22,941
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 1.82%,
03/10/31
(e)(i)
................... 800 759,493
Development Bank of Kazakhstan JSC, 5.50%,
04/15/27
(e)
..................... 600 598,117
DIB Sukuk Ltd.
(e)
2.95%, 01/16/26 .................. 1,200 1,159,552
1.96%, 06/22/26 .................. 800 750,736
2.74%, 02/16/27 .................. 200 188,186
5.49%, 11/30/27 .................. 1,200 1,216,196
4.80%, 08/16/28 .................. 800 794,383
5.24%, 03/04/29 .................. 800 805,631
DIB Tier 1 Sukuk 4 Ltd., (6-Year USD Constant
Maturity + 4.08%), 4.63%
(e)(i)(j)
......... 1,000 962,085
DIB Tier 1 Sukuk 5 Ltd., (6-Year USD Constant
Maturity + 2.25%), 3.38%
(e)(i)(j)
......... 400 370,018
Discover Bank
4.25%, 03/13/26 .................. 345 339,869
3.45%, 07/27/26 .................. 470 453,553
4.65%, 09/13/28 .................. 1,084 1,060,492
2.70%, 02/06/30 .................. 475 417,957
DNB Bank ASA
(c)(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.13%,
09/16/26 ..................... 110 105,092
(SOFR Index + 1.95%), 5.90%, 10/09/26 . 1,296 1,306,572
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.72%), 1.54%,
05/25/27
(d)
.................... 860 807,296
Doha Finance Ltd.
(e)
2.38%, 03/31/26 .................. 400 380,766

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.25%, 03/12/29 .................. USD 400 $ 398,749
Dukhan Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.08%), 3.95%
(e)(i)(j)
............... 400 381,037
EI Sukuk Co. Ltd.
(e)
1.83%, 09/23/25 .................. 600 575,223
2.08%, 11/02/26 .................. 200 186,864
5.43%, 05/28/29 .................. 400 407,534
Emirates NBD Bank PJSC
(e)
1.64%, 01/13/26 .................. 800 758,995
(6-Year USD Constant Maturity + 5.70%),
6.13%
(i)(j)
..................... 600 601,237
(6-Year USD Constant Maturity + 3.16%),
4.25%
(i)(j)
..................... 400 375,142
5.63%, 10/21/27 .................. 400 409,800
5.88%, 10/11/28 .................. 800 832,027
(1-day SOFR + 1.40%), 6.74%, 01/31/29
(i)
600 609,160
Fab Sukuk Co. Ltd.
(e)
1.41%, 01/14/26 .................. 400 378,622
2.59%, 03/02/27 .................. 400 378,355
4.58%, 01/17/28 .................. 400 397,260
4.78%, 01/23/29 .................. 800 799,042
Federation des Caisses Desjardins du
Quebec
(c)
4.40%, 08/23/25 .................. 705 699,975
4.55%, 08/23/27 .................. 400 396,574
5.70%, 03/14/28 .................. 585 599,713
5.25%, 04/26/29 .................. 1,270 1,288,130
Fifth Third Bancorp
2.55%, 05/05/27 .................. 887 833,176
(1-day SOFR + 0.69%), 1.71%, 11/01/27
(i)
. 470 436,585
3.95%, 03/14/28 .................. 488 473,320
(1-day SOFR + 1.36%), 4.06%, 04/25/28
(i)
500 485,064
(SOFR Index + 2.19%), 6.36%, 10/27/28
(i)
. 755 781,717
(1-day SOFR + 2.34%), 6.34%, 07/27/29
(i)
195 203,247
(SOFR Index + 2.13%), 4.77%, 07/28/30
(i)
. 625 613,955
(1-day SOFR + 1.84%), 5.63%, 01/29/32
(i)
285 289,605
(1-day SOFR + 1.66%), 4.34%, 04/25/33
(i)
40 37,250
8.25%, 03/01/38 .................. 885 1,086,289
Fifth Third Bank NA
3.85%, 03/15/26 .................. 748 731,008
2.25%, 02/01/27 .................. 650 608,555
First Abu Dhabi Bank PJSC
(e)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.14%), 4.50%
(i)
(j)
........................... 800 773,357
5.13%, 10/13/27 .................. 1,000 1,008,058
4.38%, 04/24/28 .................. 800 788,409
4.77%, 06/06/28 .................. 400 399,195
(1-day SOFR + 1.20%), 6.54%, 01/29/29
(i)
400 403,141
5.00%, 02/28/29 .................. 800 801,872
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.32%,
04/04/34
(i)
..................... 800 818,285
First Horizon Bank, 5.75%, 05/01/30 ...... 410 402,460
First-Citizens Bank & Trust Co., 6.13%,
03/09/28 ...................... 310 319,928
FNB Corp., 5.15%, 08/25/25 ........... 120 119,089
Goldman Sachs Capital I, 6.35%, 02/15/34 .. 1,234 1,298,218
Grupo Aval Ltd., 4.38%, 02/04/30
(e)
....... 800 679,656
HBOS plc, 6.00%, 11/01/33
(c)
........... 10 10,095
HDFC Bank Ltd.
(e)
5.69%, 03/02/26 .................. 800 807,248
5.20%, 02/15/27 .................. 200 200,860
5.18%, 02/15/29 .................. 200 202,480
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Bank USA NA
5.88%, 11/01/34 .................. USD 240 $ 255,240
5.63%, 08/15/35 .................. 645 658,242
7.00%, 01/15/39 .................. 810 937,550
HSBC Holdings plc
4.25%, 08/18/25 .................. 790 780,133
(3-mo. CME Term SOFR + 1.61%), 4.29%,
09/12/26
(i)
..................... 1,143 1,129,969
(1-day SOFR + 3.03%), 7.34%, 11/03/26
(i)
. 1,815 1,861,903
4.38%, 11/23/26 .................. 1,595 1,570,356
(1-day SOFR + 1.29%), 1.59%, 05/24/27
(i)
500 471,134
(1-day SOFR + 1.57%), 5.89%, 08/14/27
(i)
1,355 1,375,215
(3-mo. CME Term SOFR + 1.81%), 4.04%,
03/13/28
(i)
..................... 2,730 2,659,884
(1-day SOFR + 1.06%), 5.60%, 05/17/28
(i)
1,145 1,160,687
(1-day SOFR + 2.11%), 4.76%, 06/09/28
(i)
. 1,140 1,132,774
(1-day SOFR + 2.61%), 5.21%, 08/11/28
(i)
. 1,950 1,962,442
(1-day SOFR + 1.73%), 2.01%, 09/22/28
(i)
1,997 1,823,385
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(i)
. 1,710 1,829,510
(1-day SOFR + 1.97%), 6.16%, 03/09/29
(i)
2,260 2,346,597
(3-mo. CME Term SOFR + 1.80%), 4.58%,
06/19/29
(i)
..................... 2,324 2,286,293
(1-day SOFR + 1.29%), 2.21%, 08/17/29
(i)
1,450 1,301,388
(1-day SOFR + 1.46%), 5.55%, 03/04/30
(i)
1,200 1,222,639
4.95%, 03/31/30 .................. 1,670 1,680,403
(3-mo. CME Term SOFR + 1.87%), 3.97%,
05/22/30
(i)
..................... 2,813 2,679,526
(1-day SOFR + 2.39%), 2.85%, 06/04/31
(i)
1,369 1,211,515
(1-day SOFR + 1.95%), 2.36%, 08/18/31
(i)
1,145 979,124
(1-day SOFR + 1.52%), 5.73%, 05/17/32
(i)
1,565 1,603,268
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(i)
2,900 2,483,473
(1-day SOFR + 1.41%), 2.87%, 11/22/32
(i)
. 1,928 1,641,866
(1-day SOFR + 2.53%), 4.76%, 03/29/33
(i)
1,545 1,464,848
(1-day SOFR + 2.87%), 5.40%, 08/11/33
(i)
. 2,235 2,256,274
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(i)
. 1,660 1,917,109
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(i)
2,225 2,371,654
(1-day SOFR + 2.98%), 6.55%, 06/20/34
(i)
1,525 1,610,586
(1-day SOFR + 3.02%), 7.40%, 11/13/34
(i)
. 1,530 1,699,108
(1-day SOFR + 1.78%), 5.72%, 03/04/35
(d)(i)
1,225 1,260,204
6.50%, 05/02/36 .................. 1,055 1,127,228
6.50%, 09/15/37 .................. 2,020 2,148,750
6.80%, 06/01/38 .................. 884 976,319
6.10%, 01/14/42 .................. 1,365 1,493,946
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(i)
2,395 2,576,965
5.25%, 03/14/44 .................. 1,780 1,699,942
HSBC USA, Inc., 5.29%, 03/04/27 ....... 500 507,061
Huntington Bancshares, Inc.
(1-day SOFR + 1.97%), 4.44%, 08/04/28
(i)
490 481,967
(1-day SOFR + 2.02%), 6.21%, 08/21/29
(i)
460 478,009
2.55%, 02/04/30 .................. 669 587,984
(1-day SOFR + 2.05%), 5.02%, 05/17/33
(i)
375 361,817
(SOFR Index + 1.87%), 5.71%, 02/02/35
(i)
. 400 404,200
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49%,
08/15/36
(i)
..................... 617 482,787
Huntington National Bank (The)
(SOFR Index + 1.65%), 4.55%, 05/17/28
(i)
. 515 507,729
5.65%, 01/10/30 .................. 340 347,500
ICICI Bank Ltd.
(e)
4.00%, 03/18/26 .................. 600 590,644
3.80%, 12/14/27 .................. 500 483,106
Industrial & Commercial Bank of China Ltd.
1.20%, 09/09/25
(e)
................. 800 767,716
4.50%, 01/19/26
(e)
................. 1,000 997,186
5.38%, 10/25/26
(e)
................. 600 608,289

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR Index + 0.60%), 5.94%, 10/25/26
(e)(i)
USD 600 $ 600,976
1.63%, 10/28/26
(e)
................. 2,000 1,872,184
3.54%, 11/08/27 .................. 500 484,735
ING Groep NV
4.63%, 01/06/26
(c)
................. 1,635 1,627,423
3.95%, 03/29/27 .................. 1,873 1,830,428
(1-day SOFR + 1.01%), 1.73%, 04/01/27
(i)
730 690,389
(1-day SOFR + 1.56%), 6.08%, 09/11/27
(i)
. 970 989,716
(1-day SOFR + 1.83%), 4.02%, 03/28/28
(i)
285 278,482
4.55%, 10/02/28 .................. 1,028 1,017,462
4.05%, 04/09/29 .................. 878 848,477
(1-day SOFR + 1.44%), 5.34%, 03/19/30
(i)
740 749,862
(1-day SOFR + 1.32%), 2.73%, 04/01/32
(i)
973 841,722
(1-day SOFR + 2.07%), 4.25%, 03/28/33
(i)
461 436,616
(1-day SOFR + 2.09%), 6.11%, 09/11/34
(i)
. 875 923,650
(1-day SOFR + 1.77%), 5.55%, 03/19/35
(i)
1,130 1,145,692
Intercorp Peru Ltd., 3.88%, 08/15/29
(e)
..... 200 179,587
Intesa Sanpaolo SpA
(c)
7.00%, 11/21/25 .................. 260 265,096
5.71%, 01/15/26 .................. 1,365 1,364,811
3.88%, 07/14/27 .................. 1,299 1,248,302
3.88%, 01/12/28 .................. 1,195 1,140,001
Series XR, 4.00%, 09/23/29 .......... 1,395 1,312,828
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(i)
..................... 701 606,047
6.63%, 06/20/33 .................. 1,005 1,064,439
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.40%), 8.25%,
11/21/33
(i)
..................... 855 963,628
7.20%, 11/28/33 .................. 1,485 1,633,948
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(i)
..................... 695 536,836
Series XR, 4.70%, 09/23/49 .......... 485 375,942
7.80%, 11/28/53 .................. 1,250 1,417,269
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.90%), 7.78%,
06/20/54
(i)
..................... 1,341 1,443,341
JPMorgan Chase & Co.
3.30%, 04/01/26 .................. 1,592 1,554,505
3.20%, 06/15/26 .................. 1,765 1,715,873
2.95%, 10/01/26 .................. 2,276 2,192,276
7.63%, 10/15/26 .................. 1,690 1,790,230
(1-day SOFR + 0.80%), 1.05%, 11/19/26
(i)
. 2,039 1,933,813
4.13%, 12/15/26 .................. 1,442 1,421,297
(3-mo. CME Term SOFR + 1.51%), 3.96%,
01/29/27
(i)
..................... 2,389 2,351,866
(3-mo. CME Term SOFR + 0.70%), 1.04%,
02/04/27
(i)
..................... 2,181 2,053,597
(1-day SOFR + 0.89%), 1.58%, 04/22/27
(i)
2,530 2,386,867
8.00%, 04/29/27 .................. 1,588 1,725,036
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(i)
1,700 1,581,492
4.25%, 10/01/27 .................. 2,318 2,293,669
(1-day SOFR + 1.33%), 6.07%, 10/22/27
(i)
1,850 1,897,903
3.63%, 12/01/27 .................. 1,605 1,555,893
(1-day SOFR + 1.19%), 5.04%, 01/23/28
(i)
2,800 2,811,860
(3-mo. CME Term SOFR + 1.60%), 3.78%,
02/01/28
(i)
..................... 2,414 2,352,049
(1-day SOFR + 1.17%), 2.95%, 02/24/28
(i)
1,330 1,268,824
(1-day SOFR + 0.93%), 5.57%, 04/22/28
(i)
2,180 2,219,924
(1-day SOFR + 1.56%), 4.32%, 04/26/28
(i)
2,305 2,275,950
(3-mo. CME Term SOFR + 1.64%), 3.54%,
05/01/28
(i)
..................... 2,346 2,265,595
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(i)
1,410 1,311,477
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.93%), 4.98%, 07/22/28
(i)
USD 875 $ 879,451
(1-day SOFR + 1.99%), 4.85%, 07/25/28
(i)
2,575 2,578,158
(3-mo. CME Term SOFR + 1.21%), 3.51%,
01/23/29
(i)
..................... 2,777 2,664,696
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29
(i)
..................... 2,202 2,140,309
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(i)
1,835 1,659,135
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29
(i)
..................... 2,470 2,414,562
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(i)
2,265 2,303,996
(1-day SOFR + 1.57%), 6.09%, 10/23/29
(i)
2,185 2,291,796
(3-mo. CME Term SOFR + 1.59%), 4.45%,
12/05/29
(i)
..................... 2,213 2,181,096
(1-day SOFR + 1.31%), 5.01%, 01/23/30
(i)
2,395 2,414,036
(1-day SOFR + 1.16%), 5.58%, 04/22/30
(i)
2,375 2,448,617
(3-mo. CME Term SOFR + 1.42%), 3.70%,
05/06/30
(i)
..................... 2,088 1,986,678
(1-day SOFR + 1.75%), 4.57%, 06/14/30
(i)
2,000 1,975,897
(1-day SOFR + 1.13%), 5.00%, 07/22/30
(i)
2,460 2,477,987
8.75%, 09/01/30 .................. 400 477,283
(3-mo. CME Term SOFR + 1.51%), 2.74%,
10/15/30
(i)
..................... 3,992 3,607,078
(3-mo. CME Term SOFR + 3.79%), 4.49%,
03/24/31
(i)
..................... 2,531 2,484,666
(1-day SOFR + 2.04%), 2.52%, 04/22/31
(i)
1,889 1,669,882
(3-mo. CME Term SOFR + 2.52%), 2.96%,
05/13/31
(i)
..................... 2,600 2,317,238
(3-mo. CME Term SOFR + 1.11%), 1.76%,
11/19/31
(i)
..................... 1,435 1,195,340
(1-day SOFR + 1.07%), 1.95%, 02/04/32
(i)
2,315 1,931,243
(3-mo. CME Term SOFR + 1.25%), 2.58%,
04/22/32
(i)
..................... 2,455 2,115,797
(1-day SOFR + 1.18%), 2.55%, 11/08/32
(i)
. 2,615 2,229,760
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(i)
2,260 1,968,237
(1-day SOFR + 1.80%), 4.59%, 04/26/33
(i)
2,470 2,397,783
(1-day SOFR + 2.08%), 4.91%, 07/25/33
(i)
3,855 3,829,111
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(i)
3,090 3,190,177
(1-day SOFR + 1.85%), 5.35%, 06/01/34
(i)
4,103 4,178,025
(1-day SOFR + 1.81%), 6.25%, 10/23/34
(i)
2,025 2,191,399
(1-day SOFR + 1.62%), 5.34%, 01/23/35
(i)
2,485 2,526,254
(1-day SOFR + 1.49%), 5.77%, 04/22/35
(i)
1,955 2,047,489
(1-day SOFR + 1.46%), 5.29%, 07/22/35
(i)
2,835 2,874,883
6.40%, 05/15/38 .................. 2,719 3,096,451
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(i)
..................... 2,648 2,328,865
5.50%, 10/15/40 .................. 1,497 1,549,525
(3-mo. CME Term SOFR + 2.46%), 3.11%,
04/22/41
(i)
..................... 1,850 1,423,575
5.60%, 07/15/41 .................. 2,048 2,147,458
(3-mo. CME Term SOFR + 1.51%), 2.53%,
11/19/41
(i)
..................... 2,005 1,409,775
5.40%, 01/06/42 .................. 1,226 1,257,605
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(i)
1,760 1,348,362
5.63%, 08/16/43 .................. 1,297 1,351,437
4.85%, 02/01/44 .................. 1,143 1,103,495
4.95%, 06/01/45 .................. 1,965 1,881,281
(3-mo. CME Term SOFR + 1.84%), 4.26%,
02/22/48
(i)
..................... 2,003 1,737,897
(3-mo. CME Term SOFR + 1.72%), 4.03%,
07/24/48
(i)
..................... 1,842 1,539,578
(3-mo. CME Term SOFR + 1.64%), 3.96%,
11/15/48
(i)
..................... 3,064 2,518,054
(3-mo. CME Term SOFR + 1.48%), 3.90%,
01/23/49
(i)
..................... 2,087 1,696,920
(1-day SOFR + 2.44%), 3.11%, 04/22/51
(i)
. 1,912 1,344,880

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.58%), 3.33%, 04/22/52
(i)
USD 3,021 $ 2,200,220
Kasikornbank PCL
(e)
5.46%, 03/07/28 .................. 600 611,548
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.34%,
10/02/31
(i)
..................... 800 755,842
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26
(e)
200 187,543
KBC Group NV
(c)(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 5.80%,
01/19/29 ..................... 1,165 1,192,606
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.32%,
09/21/34 ..................... 465 494,189
KEB Hana Bank
(e)
1.25%, 12/16/26 .................. 400 368,706
3.25%, 03/30/27 .................. 600 578,622
5.38%, 04/23/27 .................. 200 203,426
5.75%, 10/24/28 .................. 400 418,402
5.38%, 04/23/29 .................. 200 207,010
KeyBank NA
4.15%, 08/08/25 .................. 495 488,764
4.70%, 01/26/26 .................. 90 88,922
3.40%, 05/20/26 .................. 762 732,870
5.85%, 11/15/27
(d)
................. 1,000 1,013,311
4.39%, 12/14/27 .................. 130 125,661
3.90%, 04/13/29 .................. 459 422,778
4.90%, 08/08/32 .................. 465 429,942
5.00%, 01/26/33 .................. 855 809,237
KeyCorp
4.15%, 10/29/25 .................. 923 910,557
2.25%, 04/06/27 .................. 793 732,837
4.10%, 04/30/28 .................. 970 932,338
2.55%, 10/01/29 .................. 825 720,882
(SOFR Index + 2.06%), 4.79%, 06/01/33
(i)
. 790 739,684
(SOFR Index + 2.42%), 6.40%, 03/06/35
(i)
. 740 771,575
KFH Sukuk Co., 5.01%, 01/17/29
(e)
....... 1,000 995,076
KIB Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.99%), 2.38%, 11/30/30
(e)(i)
.......... 200 190,669
Kookmin Bank
(e)
1.38%, 05/06/26 .................. 400 377,331
2.38%, 02/15/27 .................. 400 377,916
5.38%, 05/08/27 .................. 200 203,388
4.63%, 04/21/28 .................. 400 400,505
4.50%, 02/01/29 .................. 600 584,796
5.25%, 05/08/29 .................. 200 205,896
2.50%, 11/04/30 .................. 400 343,522
Lloyds Banking Group plc
4.58%, 12/10/25 .................. 1,450 1,433,998
4.65%, 03/24/26 .................. 1,450 1,435,028
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.72%,
08/11/26
(i)
..................... 825 819,714
3.75%, 01/11/27 .................. 1,483 1,443,913
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.63%,
05/11/27
(i)
..................... 1,080 1,016,357
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.48%), 5.99%,
08/07/27
(i)
..................... 1,555 1,581,454
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.46%,
01/05/28
(i)
..................... 2,000 2,019,263
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 3.75%,
03/18/28
(i)
..................... USD 855 $ 828,863
4.38%, 03/22/28 .................. 1,518 1,491,727
4.55%, 08/16/28 .................. 818 808,934
(3-mo. LIBOR USD + 1.21%), 3.57%,
11/07/28
(i)
..................... 1,659 1,587,019
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.87%,
03/06/29
(i)
..................... 705 725,697
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72%,
06/05/30
(i)
..................... 800 822,479
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98%,
08/11/33
(i)
..................... 980 960,776
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95%,
11/15/33
(i)
..................... 725 828,670
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.68%,
01/05/35
(i)
..................... 1,955 2,001,601
5.30%, 12/01/45
(d)
................. 500 471,503
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 3.37%,
12/14/46
(i)
..................... 1,045 743,958
4.34%, 01/09/48 .................. 1,437 1,153,905
M&T Bank Corp.
(i)
(SOFR Index + 1.78%), 4.55%, 08/16/28 . 645 629,063
(1-day SOFR + 2.80%), 7.41%, 10/30/29
(d)
370 397,563
(1-day SOFR + 2.26%), 6.08%, 03/13/32
(d)
200 204,024
(1-day SOFR + 1.85%), 5.05%, 01/27/34 . 885 845,211
Manufacturers & Traders Trust Co.
5.40%, 11/21/25 .................. 450 451,938
4.65%, 01/27/26 .................. 560 554,345
3.40%, 08/17/27 .................. 330 312,888
4.70%, 01/27/28 .................. 720 708,083
MAR Sukuk Ltd., 2.21%, 09/02/25
(e)
....... 800 771,605
Mashreqbank PSC
(e)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.71%), 7.13%
(j)
400 414,556
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 7.88%,
02/24/33 ..................... 400 422,609
Metropolitan Bank & Trust Co.
(e)
2.13%, 01/15/26 .................. 400 381,708
5.38%, 03/06/29 .................. 600 607,350
5.50%, 03/06/34 .................. 400 402,143
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26 .................. 1,729 1,700,243
2.76%, 09/13/26 .................. 687 658,412
3.68%, 02/22/27 .................. 485 473,460
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.54%,
07/20/27
(i)
..................... 1,215 1,138,485
3.29%, 07/25/27 .................. 465 447,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64%,
10/13/27
(i)
..................... 455 424,342
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(i)
..................... 1,915 1,803,066
3.96%, 03/02/28 .................. 930 908,566

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 4.08%,
04/19/28
(i)
..................... USD 415 $ 406,892
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.02%,
07/20/28
(i)
..................... 854 859,840
4.05%, 09/11/28 .................. 743 729,222
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.35%,
09/13/28
(i)
..................... 705 715,199
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42%,
02/22/29
(i)
..................... 1,340 1,365,560
3.74%, 03/07/29 .................. 1,786 1,717,310
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 5.24%,
04/19/29
(i)
..................... 505 512,151
3.20%, 07/18/29 .................. 1,643 1,531,417
2.56%, 02/25/30 .................. 671 597,260
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 5.26%,
04/17/30
(i)
..................... 830 843,599
2.05%, 07/17/30 .................. 1,136 972,746
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31
(i)
.......... 450 462,221
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31%,
07/20/32
(i)
..................... 1,745 1,467,787
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49%,
10/13/32
(i)
..................... 750 635,455
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85%,
01/19/33
(i)
..................... 680 587,481
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.32%,
04/19/33
(i)
..................... 475 452,926
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13%,
07/20/33
(i)
..................... 1,515 1,526,074
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.47%,
09/13/33
(i)
..................... 485 499,615
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 5.44%,
02/22/34
(i)
..................... 1,010 1,039,149
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 5.41%,
04/19/34
(i)
..................... 865 888,721
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 5.43%,
04/17/35
(i)
..................... 1,395 1,426,163
4.29%, 07/26/38 .................. 714 665,914
4.15%, 03/07/39 .................. 710 645,863
3.75%, 07/18/39 .................. 1,355 1,173,671
Mizuho Financial Group, Inc.
4.35%, 10/20/25
(c)
................. 1,090 1,075,973
3.48%, 04/12/26
(c)
................. 1,705 1,663,338
2.84%, 09/13/26 .................. 538 515,267
3.66%, 02/28/27 .................. 590 573,523
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.23%,
05/22/27
(i)
..................... 1,245 1,163,770
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55%,
07/09/27
(i)
..................... USD 1,010 $ 946,062
3.17%, 09/11/27 .................. 815 775,898
4.02%, 03/05/28 .................. 870 849,920
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 5.41%,
09/13/28
(i)
..................... 375 380,589
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.67%,
05/27/29
(i)
..................... 815 835,297
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78%,
07/06/29
(i)
..................... 1,240 1,275,681
(3-mo. CME Term SOFR + 1.53%), 4.25%,
09/11/29
(i)
..................... 760 739,334
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 3.26%,
05/22/30
(i)
..................... 490 454,351
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.12%), 5.38%,
05/26/30
(i)
..................... 395 401,746
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.38%,
07/10/30
(i)
..................... 700 713,074
(3-mo. CME Term SOFR + 1.39%), 3.15%,
07/16/30
(i)
..................... 799 734,826
(3-mo. CME Term SOFR + 1.57%), 2.87%,
09/13/30
(i)
..................... 540 487,735
(3-mo. CME Term SOFR + 1.33%), 2.59%,
05/25/31
(i)
..................... 495 433,830
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.74%,
05/27/31
(i)
..................... 715 740,458
(3-mo. CME Term SOFR + 1.77%), 2.20%,
07/10/31
(i)
..................... 1,045 892,601
(3-mo. CME Term SOFR + 1.53%), 1.98%,
09/08/31
(i)
..................... 513 430,187
2.56%, 09/13/31 .................. 930 774,140
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.87%), 2.17%,
05/22/32
(i)
..................... 395 326,917
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.26%,
07/09/32
(i)
..................... 750 623,327
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67%,
09/13/33
(i)
..................... 500 514,873
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.75%,
05/27/34
(i)
..................... 625 648,018
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 5.75%,
07/06/34
(i)
..................... 985 1,021,952
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.58%,
05/26/35
(i)
..................... 625 639,853
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.59%,
07/10/35
(i)
..................... 485 495,710
Morgan Stanley Bank NA
4.75%, 04/21/26 .................. 1,180 1,179,041
5.88%, 10/30/26 .................. 1,360 1,390,816
(1-day SOFR + 1.08%), 4.95%, 01/14/28
(i)
2,105 2,107,956
(1-day SOFR + 0.87%), 5.50%, 05/26/28
(i)
1,665 1,692,162

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.93%), 4.97%, 07/14/28
(i)
USD 640 $ 642,289
MUFG Bank Ltd., 4.70%, 03/10/44
(c)
...... 245 228,361
National Australia Bank Ltd.
4.75%, 12/10/25 .................. 1,045 1,044,522
4.97%, 01/12/26 .................. 668 669,623
3.38%, 01/14/26 .................. 565 554,673
2.50%, 07/12/26 .................. 1,655 1,587,826
3.50%, 01/10/27
(c)(d)
................ 898 875,532
1.89%, 01/12/27
(c)
................. 1,415 1,326,764
3.91%, 06/09/27 .................. 150 147,587
5.09%, 06/11/27 .................. 760 770,046
4.94%, 01/12/28 .................. 650 657,906
4.90%, 06/13/28 .................. 700 708,711
4.79%, 01/10/29 .................. 1,475 1,491,210
2.33%, 08/21/30
(c)
................. 1,770 1,505,345
2.99%, 05/21/31
(c)
................. 1,015 874,848
6.43%, 01/12/33
(c)
................. 820 873,747
4.95%, 01/10/34
(c)
................. 1,020 1,026,073
5.18%, 06/11/34
(c)
................. 1,105 1,126,028
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.88%), 3.93%,
08/02/34
(c)(i)
................... 2,538 2,371,809
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.35%,
01/12/37
(c)(i)
................... 1,170 1,009,327
2.65%, 01/14/41
(c)(d)
................ 1,010 699,765
National Bank of Canada
(1-day SOFR + 1.04%), 5.60%, 07/02/27
(i)
500 505,144
5.60%, 12/18/28 .................. 925 954,053
NatWest Group plc
4.80%, 04/05/26 .................. 1,671 1,665,265
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47%,
11/10/26
(i)
..................... 805 825,982
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.85%,
03/02/27
(i)
..................... 620 625,940
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.64%,
06/14/27
(i)
..................... 965 905,150
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58%,
03/01/28
(i)
..................... 600 607,535
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.07%,
05/22/28
(i)
..................... 944 896,376
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52%,
09/30/28
(i)
..................... 455 462,057
(3-mo. LIBOR USD + 1.75%), 4.89%,
05/18/29
(i)
..................... 1,285 1,276,858
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81%,
09/13/29
(i)
..................... 615 633,938
(3-mo. LIBOR USD + 1.91%), 5.08%,
01/27/30
(i)
..................... 1,499 1,499,853
(3-mo. LIBOR USD + 1.87%), 4.45%,
05/08/30
(i)
..................... 1,615 1,574,506
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.02%,
03/02/34
(i)
..................... 725 763,142
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 6.48%,
06/01/34
(i)
..................... 440 455,957
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78%,
03/01/35
(i)
..................... USD 1,255 $ 1,294,906
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03%,
11/28/35
(i)
..................... 1,105 955,928
NatWest Markets plc
(c)
1.60%, 09/29/26 .................. 1,395 1,299,086
5.42%, 05/17/27 .................. 625 632,635
5.41%, 05/17/29 .................. 640 651,610
NBK SPC Ltd., (1-day SOFR + 1.05%), 1.63%,
09/15/27
(e)(i)
.................... 800 742,122
NBK Tier 1 Financing 2 Ltd., (6-Year USD
Constant Maturity + 2.83%), 4.50%
(e)(i)(j)
... 600 584,615
NBK Tier 1 Ltd., (6-Year USD Constant Maturity
+ 2.88%), 3.63%
(e)(i)(j)
.............. 600 561,733
Nbk Tier 2 Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.11%), 2.50%, 11/24/30
(e)(i)
.......... 400 381,304
NCB Tier 1 Sukuk Ltd., (6-Year USD Constant
Maturity + 2.89%), 3.50%
(e)(i)(j)
......... 1,000 938,839
Nordea Bank Abp
(c)
0.75%, 08/28/25 .................. 1,004 959,935
4.75%, 09/22/25 .................. 1,190 1,187,963
1.50%, 09/30/26 .................. 745 693,284
5.00%, 03/19/27 .................. 420 423,788
5.38%, 09/22/27 .................. 1,225 1,246,644
(5-Year USD Swap Semi + 1.69%), 4.63%,
09/13/33
(d)(i)
................... 1,238 1,192,371
Norinchukin Bank (The)
(c)
1.28%, 09/22/26 .................. 1,410 1,296,359
4.87%, 09/14/27 .................. 1,235 1,218,339
5.43%, 03/09/28
(d)
................. 1,035 1,042,617
2.08%, 09/22/31 .................. 495 400,949
5.07%, 09/14/32 .................. 490 482,775
OTP Bank Nyrt.
(e)(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.71%), 7.50%,
05/25/27 ..................... 600 616,521
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.06%), 8.75%,
05/15/33 ..................... 400 419,098
Oversea-Chinese Banking Corp. Ltd.
(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 1.83%,
09/10/30
(c)
.................... 2,845 2,740,986
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 4.60%,
06/15/32
(e)
.................... 600 594,594
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.03%), 5.52%,
05/21/34
(e)
.................... 200 204,712
PNC Bank NA
4.20%, 11/01/25 .................. 650 641,905
3.10%, 10/25/27 .................. 755 717,633
3.25%, 01/22/28 .................. 1,031 979,206
4.05%, 07/26/28 .................. 870 844,518
2.70%, 10/22/29 .................. 1,183 1,057,403
PNC Financial Services Group, Inc. (The)
2.60%, 07/23/26 .................. 1,075 1,028,833
1.15%, 08/13/26 .................. 845 785,517
(SOFR Index + 1.09%), 4.76%, 01/26/27
(i)
. 1,440 1,432,165
3.15%, 05/19/27 .................. 1,269 1,219,694
(1-day SOFR + 0.80%), 5.10%, 07/23/27
(i)
1,000 1,003,312
(SOFR Index + 1.73%), 6.62%, 10/20/27
(i)
. 1,345 1,392,592

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.34%), 5.30%, 01/21/28
(i)
USD 1,060 $ 1,069,250
(1-day SOFR + 1.62%), 5.35%, 12/02/28
(i)
890 903,163
3.45%, 04/23/29 .................. 1,565 1,484,529
(1-day SOFR + 1.84%), 5.58%, 06/12/29
(i)
1,947 1,992,941
2.55%, 01/22/30 .................. 2,063 1,847,835
(1-day SOFR + 1.20%), 5.49%, 05/14/30
(i)
1,210 1,239,357
(1-day SOFR + 0.98%), 2.31%, 04/23/32
(i)
760 642,204
(SOFR Index + 1.85%), 4.63%, 06/06/33
(i)
. 670 639,180
(SOFR Index + 2.14%), 6.04%, 10/28/33
(i)
. 1,090 1,148,295
(1-day SOFR + 1.93%), 5.07%, 01/24/34
(i)
1,530 1,510,823
(1-day SOFR + 1.95%), 5.94%, 08/18/34
(i)
905 949,840
(1-day SOFR + 2.28%), 6.88%, 10/20/34
(i)
2,270 2,527,200
(1-day SOFR + 1.90%), 5.68%, 01/22/35
(i)
1,150 1,185,890
(1-day SOFR + 1.60%), 5.40%, 07/23/35
(i)
1,255 1,268,113
Provident Financing Trust I, 7.41%, 03/15/38 . 180 193,701
QIB Sukuk Ltd.
(e)
1.95%, 10/27/25 .................. 800 766,391
5.58%, 11/22/28 .................. 1,200 1,225,903
QIIB Senior Oryx Ltd., 5.25%, 01/24/29
(e)
... 400 403,397
QNB Finance Ltd.
1.63%, 09/22/25
(e)
................. 600 575,573
1.38%, 01/26/26
(e)
................. 800 755,477
2.75%, 02/12/27
(e)
................. 1,000 947,736
4.88%, 01/30/29
(e)
................. 1,200 1,197,582
(1-day SOFR + 1.20%), 6.56%, 04/02/29
(i)
600 603,189
QNB Finansbank A/S, 7.25%, 05/21/29
(e)
... 400 402,508
Regions Bank, 6.45%, 06/26/37 ......... 490 513,973
Regions Financial Corp.
1.80%, 08/12/28 .................. 330 290,998
(1-day SOFR + 1.49%), 5.72%, 06/06/30
(i)
475 483,419
7.38%, 12/10/37 .................. 237 266,913
RHB Bank Bhd., 1.66%, 06/29/26
(e)
....... 400 375,013
Riyad Tier 1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.17%), 4.00%
(e)(i)(j)
............... 800 746,372
Rizal Commercial Banking Corp., 5.50%,
01/18/29
(e)
..................... 400 404,313
Royal Bank of Canada
4.88%, 01/12/26 .................. 1,135 1,135,612
0.88%, 01/20/26 .................. 1,175 1,110,362
4.65%, 01/27/26 .................. 1,583 1,574,047
1.20%, 04/27/26 .................. 1,330 1,250,293
1.15%, 07/14/26 .................. 598 558,026
5.20%, 07/20/26 .................. 1,110 1,118,734
1.40%, 11/02/26 .................. 905 841,848
4.88%, 01/19/27 .................. 660 662,786
Series FXD, 2.05%, 01/21/27 .......... 225 212,011
3.63%, 05/04/27 .................. 1,085 1,056,205
(1-day SOFR + 0.79%), 5.07%, 07/23/27
(i)
975 978,413
4.24%, 08/03/27 .................. 1,040 1,027,380
6.00%, 11/01/27 .................. 950 987,695
4.90%, 01/12/28 .................. 860 866,049
5.20%, 08/01/28 .................. 1,275 1,303,547
4.95%, 02/01/29 .................. 1,335 1,352,228
(1-day SOFR + 1.10%), 4.97%, 08/02/30
(i)
1,150 1,159,985
2.30%, 11/03/31 .................. 1,008 857,556
3.88%, 05/04/32 .................. 618 578,391
5.00%, 02/01/33 .................. 1,470 1,483,005
5.00%, 05/02/33 .................. 760 769,061
5.15%, 02/01/34 .................. 1,335 1,356,121
Santander Holdings USA, Inc.
(1-day SOFR + 2.33%), 5.81%, 09/09/26
(i)
430 432,300
3.24%, 10/05/26 .................. 1,111 1,065,134
(1-day SOFR + 1.23%), 6.12%, 05/31/27
(i)
380 384,730
4.40%, 07/13/27 .................. 1,178 1,154,534
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.25%), 2.49%, 01/06/28
(i)
USD 870 $ 810,658
(1-day SOFR + 2.36%), 6.50%, 03/09/29
(i)
605 624,748
(1-day SOFR + 2.70%), 6.57%, 06/12/29
(i)
671 696,141
(1-day SOFR + 2.50%), 6.17%, 01/09/30
(i)
1,110 1,141,576
(1-day SOFR + 3.28%), 7.66%, 11/09/31
(i)
. 475 525,053
(1-day SOFR + 2.14%), 6.34%, 05/31/35
(i)
365 374,221
Santander UK Group Holdings plc
(i)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 1.53%,
08/21/26 ..................... 1,437 1,378,981
(1-day SOFR + 2.75%), 6.83%, 11/21/26 . 330 335,962
(1-day SOFR + 0.99%), 1.67%, 06/14/27 . 707 661,681
(1-day SOFR + 1.22%), 2.47%, 01/11/28 . 1,110 1,037,979
(3-mo. LIBOR USD + 1.40%), 3.82%,
11/03/28 ..................... 625 598,993
(1-day SOFR + 2.60%), 6.53%, 01/10/29 . 935 971,811
Security Bank Corp., 5.50%, 05/14/29
(e)
.... 200 203,434
Shanghai Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.38%, 02/28/33
(e)(i)
... 250 257,049
Shinhan Bank Co. Ltd.
(e)
3.88%, 03/24/26 .................. 1,000 978,352
1.38%, 10/21/26 .................. 600 557,578
4.50%, 03/26/28 .................. 600 586,835
4.50%, 04/12/28 .................. 400 398,818
(1-day SOFR + 1.08%), 6.42%, 10/26/28
(i)
600 608,803
4.00%, 04/23/29 .................. 200 190,098
4.38%, 04/13/32 .................. 400 375,581
5.75%, 04/15/34 .................. 400 406,940
Shinhan Card Co. Ltd.
(e)
1.38%, 10/19/25 .................. 400 382,177
1.38%, 06/23/26 .................. 200 186,970
2.50%, 01/27/27 .................. 400 377,129
5.50%, 03/12/29 .................. 200 203,643
Shinhan Financial Group Co. Ltd.
(e)
1.35%, 01/10/26 .................. 400 379,537
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.06%), 2.88%
(i)
(j)
........................... 400 377,301
5.00%, 07/24/28 .................. 600 602,595
Siam Commercial Bank PCL, 4.40%, 02/11/29
(e)
400 391,943
Skandinaviska Enskilda Banken AB
(c)
0.85%, 09/02/25 .................. 410 392,605
1.40%, 11/19/25 .................. 130 124,334
1.20%, 09/09/26
(d)
................. 665 617,144
5.13%, 03/05/27 .................. 955 965,597
5.38%, 03/05/29 .................. 635 646,316
SNB Funding Ltd., 2.90%, 01/29/27
(e)
...... 600 570,661
SNB Sukuk Ltd.
(e)
2.34%, 01/19/27 .................. 600 564,688
5.13%, 02/27/29 .................. 800 801,666
Societe Generale SA
(c)
4.75%, 11/24/25 .................. 985 971,736
4.25%, 08/19/26 .................. 795 770,675
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 1.49%,
12/14/26
(i)
..................... 2,020 1,912,235
4.00%, 01/12/27 .................. 1,085 1,053,399
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 6.45%,
01/12/27
(i)
..................... 980 992,237
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 1.79%,
06/09/27
(i)
..................... 870 812,875
4.68%, 06/15/27 .................. 500 498,153

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.80%,
01/19/28
(i)
..................... USD 1,045 $ 980,147
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.52%,
01/19/28
(i)
..................... 490 490,732
4.75%, 09/14/28
(d)
................. 629 621,291
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 6.45%,
01/10/29
(i)
..................... 925 952,683
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 5.63%,
01/19/30
(i)
..................... 825 829,856
3.00%, 01/22/30 .................. 1,565 1,392,399
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 2.89%,
06/09/32
(i)
..................... 810 679,401
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.34%,
01/21/33
(i)
..................... 810 690,432
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 6.22%,
06/15/33
(i)
..................... 980 990,736
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.69%,
01/10/34
(i)
..................... 1,275 1,350,576
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.07%,
01/19/35
(i)
..................... 910 924,759
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 3.65%,
07/08/35
(i)
..................... 390 337,863
3.63%, 03/01/41 .................. 795 553,254
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 4.03%,
01/21/43
(i)
..................... 615 439,570
5.63%, 11/24/45 .................. 985 894,025
7.37%, 01/10/53 .................. 1,230 1,245,039
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13%,
01/19/55
(i)
..................... 920 904,492
Standard Chartered plc
(c)
4.05%, 04/12/26 .................. 2,200 2,164,166
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.17%,
01/09/27
(i)
..................... 795 804,287
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 1.46%,
01/14/27
(i)
..................... 1,360 1,285,571
4.30%, 02/19/27 .................. 1,884 1,845,881
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 6.19%,
07/06/27
(i)
..................... 465 472,898
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 2.61%,
01/12/28
(i)
..................... 1,590 1,492,711
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 6.75%,
02/08/28
(i)
..................... 200 207,291
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.69%,
05/14/28
(i)
..................... 1,010 1,022,626
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.45%), 7.77%,
11/16/28
(i)
..................... 625 674,016
6.30%, 01/09/29
(i)
................. 905 937,824
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. LIBOR USD + 1.91%), 4.31%,
05/21/30
(i)
..................... USD 735 $ 708,465
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 4.64%,
04/01/31
(i)
..................... 940 913,501
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.68%,
06/29/32
(i)
..................... 695 585,566
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.90%), 3.60%,
01/12/33
(i)
..................... 1,095 946,033
(5-Year USD Swap Rate + 1.97%), 4.87%,
03/15/33
(i)
..................... 1,008 977,808
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.58%), 6.30%,
07/06/34
(i)
..................... 440 465,822
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10%,
01/11/35
(d)(i)
.................... 2,000 2,085,738
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.91%,
05/14/35
(i)
..................... 1,130 1,154,955
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 3.27%,
02/18/36
(i)
..................... 2,030 1,757,631
5.30%, 01/09/43 .................. 835 787,394
5.70%, 03/26/44 .................. 1,390 1,380,949
State Bank of India
(e)
1.80%, 07/13/26 .................. 800 753,498
4.88%, 05/05/28 .................. 800 800,095
5.00%, 01/17/29 .................. 200 201,034
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26 .................. 280 264,394
5.46%, 01/13/26 .................. 1,070 1,077,085
3.78%, 03/09/26 .................. 865 849,360
5.88%, 07/13/26 .................. 400 407,328
2.63%, 07/14/26 .................. 1,330 1,273,849
1.40%, 09/17/26 .................. 1,400 1,300,899
3.01%, 10/19/26 .................. 395 379,511
3.45%, 01/11/27 .................. 913 884,089
2.17%, 01/14/27 .................. 355 333,311
3.36%, 07/12/27 .................. 454 437,341
3.35%, 10/18/27 .................. 1,432 1,370,411
5.52%, 01/13/28 .................. 990 1,013,059
3.54%, 01/17/28 .................. 1,600 1,535,941
5.80%, 07/13/28 .................. 420 435,197
3.94%, 07/19/28 .................. 1,008 980,834
5.72%, 09/14/28 .................. 1,415 1,463,603
1.90%, 09/17/28 .................. 1,795 1,601,966
4.31%, 10/16/28 .................. 155 153,323
2.47%, 01/14/29 .................. 200 181,587
5.32%, 07/09/29 .................. 660 673,935
3.04%, 07/16/29 .................. 2,688 2,477,086
3.20%, 09/17/29 .................. 844 779,645
2.72%, 09/27/29 .................. 825 745,559
5.71%, 01/13/30 .................. 1,270 1,319,668
2.75%, 01/15/30 .................. 1,480 1,328,705
2.13%, 07/08/30 .................. 1,317 1,128,575
5.85%, 07/13/30 .................. 450 470,859
2.14%, 09/23/30 .................. 1,127 960,707
1.71%, 01/12/31 .................. 690 563,921
5.42%, 07/09/31 .................. 600 614,107
2.22%, 09/17/31 .................. 945 785,627
5.77%, 01/13/33 .................. 1,675 1,757,048
5.78%, 07/13/33 .................. 635 667,430

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
5.81%, 09/14/33
(d)
................. USD 815 $ 861,695
5.56%, 07/09/34 .................. 1,200 1,236,204
2.30%, 01/12/41 .................. 720 492,086
2.93%, 09/17/41 .................. 520 386,094
3.05%, 01/14/42
(d)
................. 605 461,902
6.18%, 07/13/43 .................. 750 829,365
Sumitomo Mitsui Trust Bank Ltd.
(c)
1.05%, 09/12/25 .................. 1,155 1,105,347
4.80%, 09/15/25 .................. 290 289,049
5.65%, 03/09/26 .................. 985 996,296
1.55%, 03/25/26 .................. 940 890,458
5.65%, 09/14/26 .................. 560 568,335
1.35%, 09/16/26 .................. 735 683,008
5.20%, 03/07/27 .................. 455 459,758
2.80%, 03/10/27 .................. 480 457,264
4.95%, 09/15/27 .................. 470 472,778
5.50%, 03/09/28 .................. 870 893,311
5.55%, 09/14/28 .................. 745 768,323
5.20%, 03/07/29 .................. 360 367,751
5.35%, 03/07/34 .................. 400 410,393
Svenska Handelsbanken AB
(c)
5.13%, 05/28/27
(d)
................. 520 526,799
3.95%, 06/10/27
(d)
................. 925 908,768
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.63%), 1.42%,
06/11/27
(i)
..................... 1,050 981,735
5.50%, 06/15/28 .................. 380 388,537
Swedbank AB
(c)
5.47%, 06/15/26 .................. 560 566,807
6.14%, 09/12/26 .................. 355 362,795
1.54%, 11/16/26 .................. 1,500 1,395,057
5.34%, 09/20/27 .................. 670 678,174
5.41%, 03/14/29 .................. 435 442,366
Synovus Bank, 5.63%, 02/15/28 ......... 465 459,221
Synovus Financial Corp., 5.20%, 08/11/25 ... 290 288,790
TC Ziraat Bankasi A/S
(e)
5.38%, 03/02/26 .................. 600 587,559
9.50%, 08/01/26 .................. 400 420,641
8.00%, 01/16/29 .................. 400 409,200
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.33%), 8.99%,
08/02/34
(i)
..................... 600 610,621
Texas Capital Bancshares, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.15%), 4.00%, 05/06/31
(d)(i)
... 340 315,759
Toronto-Dominion Bank (The)
0.75%, 09/11/25 .................. 1,145 1,093,510
0.75%, 01/06/26 .................. 1,107 1,045,984
5.10%, 01/09/26 .................. 120 120,454
1.20%, 06/03/26 .................. 1,055 989,390
5.53%, 07/17/26 .................. 2,445 2,474,993
1.25%, 09/10/26 .................. 1,172 1,089,194
5.26%, 12/11/26 .................. 1,020 1,031,266
Series FXD, 1.95%, 01/12/27
(d)
........ 750 706,202
2.80%, 03/10/27 .................. 1,480 1,410,059
4.98%, 04/05/27 .................. 770 775,273
4.11%, 06/08/27 .................. 1,165 1,145,488
4.69%, 09/15/27 .................. 1,200 1,199,391
5.16%, 01/10/28 .................. 490 496,955
5.52%, 07/17/28 .................. 1,240 1,275,303
4.99%, 04/05/29 .................. 750 757,407
2.00%, 09/10/31 .................. 1,475 1,232,598
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(i)
..................... 1,985 1,914,942
2.45%, 01/12/32 .................. 675 571,029
Security
Par (000)
Par (000) Value
Banks (continued)
3.20%, 03/10/32 .................. USD 890 $ 790,614
4.46%, 06/08/32 .................. 1,938 1,873,816
Truist Bank
3.63%, 09/16/25 .................. 1,241 1,217,447
4.05%, 11/03/25 .................. 988 976,493
3.30%, 05/15/26 .................. 1,020 986,850
3.80%, 10/30/26 .................. 970 942,309
2.25%, 03/11/30 .................. 1,012 864,858
Truist Financial Corp.
1.20%, 08/05/25 .................. 388 372,620
(1-day SOFR + 1.63%), 5.90%, 10/28/26
(i)
1,230 1,239,200
(1-day SOFR + 0.61%), 1.27%, 03/02/27
(i)
235 220,922
(1-day SOFR + 2.05%), 6.05%, 06/08/27
(i)
805 818,300
1.13%, 08/03/27 .................. 905 811,440
(1-day SOFR + 1.37%), 4.12%, 06/06/28
(i)
740 721,999
(1-day SOFR + 1.44%), 4.87%, 01/26/29
(i)
1,800 1,792,299
3.88%, 03/19/29 .................. 1,005 957,790
(1-day SOFR + 0.86%), 1.89%, 06/07/29
(i)
975 871,422
(1-day SOFR + 2.45%), 7.16%, 10/30/29
(i)
315 339,281
(1-day SOFR + 1.62%), 5.44%, 01/24/30
(i)
745 755,991
1.95%, 06/05/30 .................. 1,175 999,924
(1-day SOFR + 2.24%), 4.92%, 07/28/33
(i)
1,235 1,168,429
(1-day SOFR + 2.30%), 6.12%, 10/28/33
(i)
975 1,020,323
(1-day SOFR + 1.85%), 5.12%, 01/26/34
(i)
2,025 1,985,942
(1-day SOFR + 2.36%), 5.87%, 06/08/34
(i)
1,190 1,228,089
(1-day SOFR + 1.92%), 5.71%, 01/24/35
(i)
1,075 1,098,521
Turkiye Garanti Bankasi A/S, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.09%), 8.38%, 02/28/34
(e)(i)
... 400 401,492
Turkiye Is Bankasi A/S, 7.75%, 06/12/29
(e)
... 400 404,276
UniCredit SpA
(c)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 2.57%,
09/22/26
(i)
..................... 831 803,431
4.63%, 04/12/27
(d)
................. 975 963,056
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 1.98%,
06/03/27
(i)
..................... 600 565,340
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 3.13%,
06/03/32
(i)
..................... 498 431,963
(5-Year USD Swap Rate + 3.70%), 5.86%,
06/19/32
(i)
..................... 910 900,734
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(i)
..................... 1,175 1,220,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 5.46%,
06/30/35
(i)
..................... 1,350 1,293,590
Union Bank of the Philippines, 2.13%,
10/22/25
(e)
..................... 200 191,197
United Overseas Bank Ltd.
1.25%, 04/14/26
(c)
................. 340 321,158
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 1.75%,
03/16/31
(e)(i)
................... 600 568,457
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 2.00%,
10/14/31
(c)(i)
................... 131 122,437
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.86%,
10/07/32
(c)(i)
................... 250 240,809
US Bancorp
3.95%, 11/17/25 .................. 1,089 1,075,200
3.10%, 04/27/26 .................. 1,274 1,234,904
Series V, 2.38%, 07/22/26 ............ 1,658 1,584,907

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.43%), 5.73%, 10/21/26
(i)
USD 1,270 $ 1,279,843
Series X, 3.15%, 04/27/27 ............ 1,288 1,238,277
(1-day SOFR + 1.88%), 6.79%, 10/26/27
(i)
300 311,444
(1-day SOFR + 0.73%), 2.22%, 01/27/28
(i)
490 458,313
3.90%, 04/26/28 .................. 1,814 1,765,394
(1-day SOFR + 1.66%), 4.55%, 07/22/28
(i)
1,155 1,143,409
(1-day SOFR + 1.23%), 4.65%, 02/01/29
(i)
1,030 1,021,374
(1-day SOFR + 2.02%), 5.78%, 06/12/29
(i)
615 632,532
3.00%, 07/30/29 .................. 1,264 1,155,831
(1-day SOFR + 1.56%), 5.38%, 01/23/30
(i)
1,220 1,243,362
1.38%, 07/22/30 .................. 1,786 1,479,779
(1-day SOFR + 1.25%), 5.10%, 07/23/30
(i)
1,250 1,260,716
(1-day SOFR + 1.02%), 2.68%, 01/27/33
(i)
875 740,527
(1-day SOFR + 2.11%), 4.97%, 07/22/33
(i)
. 1,410 1,357,101
(1-day SOFR + 2.09%), 5.85%, 10/21/33
(i)
1,350 1,399,612
(1-day SOFR + 1.60%), 4.84%, 02/01/34
(i)
1,310 1,271,299
(1-day SOFR + 2.26%), 5.84%, 06/12/34
(i)
1,095 1,137,140
(1-day SOFR + 1.86%), 5.68%, 01/23/35
(i)
1,955 2,007,047
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49%,
11/03/36
(i)
..................... 1,335 1,073,476
Valley National Bancorp, (3-mo. CME Term
SOFR + 2.36%), 3.00%, 06/15/31
(i)
..... 325 259,369
Wachovia Corp.
(f)
7.57%, 08/01/26 .................. 280 293,294
5.50%, 08/01/35 .................. 967 984,625
Webster Financial Corp., 4.10%, 03/25/29 ... 308 290,507
Wells Fargo & Co.
3.55%, 09/29/25 .................. 2,005 1,972,660
6.00%, 10/28/25
(d)
................. 15 14,985
3.00%, 04/22/26 .................. 3,164 3,066,073
4.10%, 06/03/26 .................. 1,343 1,321,296
(1-day SOFR + 1.56%), 4.54%, 08/15/26
(i)
890 882,979
3.00%, 10/23/26 .................. 2,437 2,345,151
(3-mo. CME Term SOFR + 1.43%), 3.20%,
06/17/27
(i)
..................... 2,220 2,148,185
4.30%, 07/22/27 .................. 2,799 2,763,240
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(i)
4,015 3,875,350
(1-day SOFR + 1.07%), 5.71%, 04/22/28
(i)
2,680 2,732,048
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28
(i)
..................... 2,805 2,705,619
(1-day SOFR + 2.10%), 2.39%, 06/02/28
(i)
2,873 2,680,612
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(i)
2,020 2,014,015
4.15%, 01/24/29 .................. 2,870 2,809,095
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(i)
3,530 3,613,611
(1-day SOFR + 1.79%), 6.30%, 10/23/29
(i)
1,920 2,020,678
Series B, 7.95%, 11/15/29 ............ 986 1,122,736
(1-day SOFR + 1.50%), 5.20%, 01/23/30
(i)
3,080 3,117,658
(3-mo. CME Term SOFR + 1.43%), 2.88%,
10/30/30
(i)
..................... 2,660 2,407,467
(3-mo. CME Term SOFR + 1.26%), 2.57%,
02/11/31
(i)
..................... 3,342 2,958,449
(3-mo. CME Term SOFR + 4.03%), 4.48%,
04/04/31
(i)
..................... 1,860 1,818,423
(1-day SOFR + 1.50%), 3.35%, 03/02/33
(i)
3,055 2,710,312
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(i)
3,800 3,734,245
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(i)
3,370 3,410,072
(1-day SOFR + 1.99%), 5.56%, 07/25/34
(i)
3,625 3,708,488
(1-day SOFR + 2.06%), 6.49%, 10/23/34
(i)
3,175 3,458,079
(1-day SOFR + 1.78%), 5.50%, 01/23/35
(i)
2,415 2,461,200
5.38%, 02/07/35 .................. 980 1,008,028
5.95%, 12/15/36 .................. 713 735,636
(1-day SOFR + 2.53%), 3.07%, 04/30/41
(i)
3,065 2,311,324
5.38%, 11/02/43 .................. 1,957 1,890,800
5.61%, 01/15/44 .................. 2,838 2,810,452
Security
Par (000)
Par (000) Value
Banks (continued)
4.65%, 11/04/44 .................. USD 2,064 $ 1,798,427
3.90%, 05/01/45 .................. 2,277 1,865,492
4.90%, 11/17/45 .................. 2,075 1,868,973
4.40%, 06/14/46 .................. 1,842 1,533,882
4.75%, 12/07/46 .................. 1,695 1,483,054
(3-mo. CME Term SOFR + 4.50%), 5.01%,
04/04/51
(i)
..................... 4,825 4,552,446
(1-day SOFR + 2.13%), 4.61%, 04/25/53
(i)
2,570 2,280,191
Wells Fargo Bank NA
5.55%, 08/01/25 .................. 2,520 2,534,345
4.81%, 01/15/26 .................. 1,790 1,789,727
5.45%, 08/07/26 .................. 2,965 3,003,624
5.25%, 12/11/26 .................. 2,170 2,192,275
5.95%, 08/26/36 .................. 280 297,763
5.85%, 02/01/37 .................. 760 801,811
6.60%, 01/15/38 .................. 953 1,070,993
Western Alliance Bancorp, (3-mo. CME Term
SOFR + 2.25%), 3.00%, 06/15/31
(i)
..... 540 483,080
Western Alliance Bank, (3-mo. CME Term
SOFR + 5.12%), 5.25%, 06/01/30
(i)
..... 190 182,725
Westpac Banking Corp.
5.51%, 11/17/25 .................. 1,190 1,200,749
5.20%, 04/16/26 .................. 900 906,841
2.85%, 05/13/26 .................. 1,119 1,083,147
1.15%, 06/03/26 .................. 1,400 1,313,147
2.70%, 08/19/26 .................. 1,169 1,124,723
3.35%, 03/08/27 .................. 1,004 974,850
4.04%, 08/26/27 .................. 300 296,276
5.46%, 11/18/27 .................. 1,810 1,858,416
3.40%, 01/25/28 .................. 715 689,022
5.54%, 11/17/28 .................. 950 986,901
1.95%, 11/20/28 .................. 1,055 949,489
5.05%, 04/16/29 .................. 905 922,787
2.65%, 01/16/30 .................. 982 893,257
2.15%, 06/03/31 .................. 650 556,984
(USISOA05 + 2.24%), 4.32%, 11/23/31
(i)
.. 1,045 1,022,621
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 5.41%,
08/10/33
(i)
..................... 695 695,155
6.82%, 11/17/33 .................. 580 638,613
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.11%,
07/24/34
(i)
..................... 1,350 1,272,114
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(i)
..................... 1,055 889,745
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02%,
11/18/36
(i)
..................... 1,075 904,925
4.42%, 07/24/39 .................. 945 865,765
2.96%, 11/16/40 .................. 1,029 741,123
3.13%, 11/18/41 .................. 830 603,319
Westpac New Zealand Ltd.
(c)
5.13%, 02/26/27 .................. 735 740,957
4.90%, 02/15/28 .................. 340 341,756
5.20%, 02/28/29 .................. 675 686,393
Wintrust Financial Corp., 4.85%, 06/06/29 ... 75 70,661
Woori Bank
(e)
0.75%, 02/01/26 .................. 800 752,935
4.75%, 01/24/27 .................. 400 400,542
4.88%, 01/26/28 .................. 600 605,814
5.13%, 08/06/28 .................. 400 398,990
4.75%, 01/24/29 .................. 400 403,054
Yapi ve Kredi Bankasi A/S
(e)
9.25%, 10/16/28 .................. 1,000 1,069,610

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.42%), 7.88%,
01/22/31
(i)
..................... USD 600 $ 600,014
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.28%), 9.25%,
01/17/34
(i)
..................... 200 206,166
Zions Bancorp NA, 3.25%, 10/29/29 ...... 750 642,952
1,386,238,754
Beverages — 0.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(e)
................ 600 525,868
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 3,651 3,571,270
4.90%, 02/01/46 .................. 7,196 6,817,784
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 .................. 1,380 1,341,530
4.63%, 02/01/44 .................. 1,072 980,828
4.90%, 02/01/46 .................. 1,716 1,614,282
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 2,222 2,190,262
4.75%, 01/23/29 .................. 3,792 3,830,541
3.50%, 06/01/30 .................. 1,775 1,684,132
4.90%, 01/23/31 .................. 1,320 1,339,538
5.00%, 06/15/34 .................. 880 893,228
5.88%, 06/15/35 .................. 465 500,717
4.38%, 04/15/38 .................. 1,335 1,246,832
8.20%, 01/15/39 .................. 1,143 1,488,521
5.45%, 01/23/39 .................. 1,548 1,609,134
8.00%, 11/15/39 .................. 1,118 1,446,090
4.35%, 06/01/40 .................. 1,323 1,195,622
4.95%, 01/15/42 .................. 1,541 1,485,784
3.75%, 07/15/42 .................. 185 154,205
4.60%, 04/15/48 .................. 917 834,267
4.44%, 10/06/48 .................. 2,290 2,008,678
5.55%, 01/23/49 .................. 2,734 2,812,912
4.50%, 06/01/50 .................. 310 282,439
4.75%, 04/15/58 .................. 687 625,406
5.80%, 01/23/59 .................. 1,792 1,913,029
4.60%, 06/01/60
(d)
................. 50 44,852
Bacardi Ltd.
2.75%, 07/15/26
(c)
................. 705 673,289
4.70%, 05/15/28
(e)
................. 376 370,826
5.25%, 01/15/29
(c)
................. 885 891,091
5.15%, 05/15/38
(e)
................. 75 71,298
5.90%, 06/15/43
(c)
................. 140 140,135
5.30%, 05/15/48
(e)
................. 40 36,837
Becle SAB de CV, 2.50%, 10/14/31
(e)
...... 800 643,288
Brown-Forman Corp.
4.75%, 04/15/33 .................. 400 400,614
4.00%, 04/15/38 .................. 261 234,355
4.50%, 07/15/45 .................. 441 397,724
Central American Bottling Corp., 5.25%,
04/27/29
(e)
..................... 1,009 966,887
Cia Cervecerias Unidas SA, 3.35%, 01/19/32
(e)
600 527,241
Coca-Cola Co. (The)
3.38%, 03/25/27 .................. 1,445 1,411,963
2.90%, 05/25/27 .................. 447 429,123
1.45%, 06/01/27 .................. 1,079 997,360
1.50%, 03/05/28 .................. 1,025 930,130
1.00%, 03/15/28 .................. 1,170 1,045,736
2.13%, 09/06/29 .................. 1,220 1,096,295
3.45%, 03/25/30 .................. 1,529 1,454,436
1.65%, 06/01/30 .................. 1,180 1,011,146
2.00%, 03/05/31 .................. 1,032 884,464
Security
Par (000)
Par (000) Value
Beverages (continued)
1.38%, 03/15/31 .................. USD 1,530 $ 1,258,495
2.25%, 01/05/32 .................. 1,455 1,256,255
5.00%, 05/13/34 .................. 750 771,546
2.50%, 06/01/40 .................. 1,260 910,047
2.88%, 05/05/41 .................. 835 629,232
4.20%, 03/25/50 .................. 585 512,950
2.60%, 06/01/50 .................. 1,428 916,263
3.00%, 03/05/51 .................. 1,203 837,267
2.50%, 03/15/51 .................. 1,246 778,986
5.30%, 05/13/54 .................. 750 762,179
2.75%, 06/01/60 .................. 920 576,813
5.40%, 05/13/64 .................. 750 761,811
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 .................. 450 443,206
5.25%, 06/01/29 .................. 510 521,537
5.45%, 06/01/34 .................. 450 464,743
Coca-Cola Europacific Partners plc, 1.50%,
01/15/27
(c)
..................... 290 267,958
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 .................. 1,307 1,182,934
1.85%, 09/01/32 .................. 985 789,073
5.25%, 11/26/43 .................. 250 252,881
Coca-Cola Icecek A/S, 4.50%, 01/20/29
(e)
... 400 375,844
Constellation Brands, Inc.
4.40%, 11/15/25 .................. 411 407,716
4.75%, 12/01/25 .................. 620 617,594
5.00%, 02/02/26 .................. 583 583,011
3.70%, 12/06/26 .................. 696 678,914
3.50%, 05/09/27 .................. 733 707,682
4.35%, 05/09/27 .................. 570 563,057
3.60%, 02/15/28 .................. 393 377,474
4.65%, 11/15/28 .................. 505 501,853
4.80%, 01/15/29 .................. 660 660,642
3.15%, 08/01/29 .................. 1,016 940,870
2.88%, 05/01/30 .................. 530 478,166
2.25%, 08/01/31 .................. 910 765,500
4.75%, 05/09/32 .................. 5 4,911
4.90%, 05/01/33 .................. 650 641,233
4.50%, 05/09/47 .................. 555 476,304
4.10%, 02/15/48 .................. 825 667,022
5.25%, 11/15/48 .................. 681 647,518
3.75%, 05/01/50 .................. 450 340,468
Diageo Capital plc
1.38%, 09/29/25 .................. 540 518,504
5.20%, 10/24/25 .................. 770 772,863
5.38%, 10/05/26 .................. 930 942,861
5.30%, 10/24/27 .................. 1,010 1,031,826
3.88%, 05/18/28 .................. 930 906,974
2.38%, 10/24/29 .................. 25 22,524
2.00%, 04/29/30 .................. 1,348 1,174,506
2.13%, 04/29/32 .................. 848 703,864
5.50%, 01/24/33 .................. 825 866,220
5.63%, 10/05/33 .................. 805 853,361
5.88%, 09/30/36 .................. 281 303,051
3.88%, 04/29/43 .................. 165 139,122
Diageo Investment Corp.
7.45%, 04/15/35 .................. 300 359,261
4.25%, 05/11/42 .................. 365 325,860
Embotelladora Andina SA, 3.95%, 01/21/50
(e)
. 200 149,574
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43 .................. 60 52,408
3.50%, 01/16/50 .................. 151 110,706
Heineken NV
(c)
3.50%, 01/29/28 .................. 1,520 1,464,846
4.00%, 10/01/42 .................. 415 350,392

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages (continued)
4.35%, 03/29/47 .................. USD 630 $ 548,660
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 .................. 400 392,380
2.55%, 09/15/26 .................. 877 836,488
5.10%, 03/15/27 .................. 325 328,333
3.43%, 06/15/27 .................. 789 762,669
4.60%, 05/25/28 .................. 740 736,947
5.05%, 03/15/29 .................. 325 330,168
3.95%, 04/15/29 .................. 540 522,666
3.20%, 05/01/30 .................. 998 919,803
Series 31*, 2.25%, 03/15/31 .......... 330 280,232
Series 10, 5.20%, 03/15/31 ........... 535 544,743
4.05%, 04/15/32 .................. 629 597,277
5.30%, 03/15/34 .................. 325 330,644
4.50%, 11/15/45 .................. 395 343,115
4.42%, 12/15/46 .................. 1,115 956,896
5.09%, 05/25/48 .................. 200 190,081
3.80%, 05/01/50 .................. 735 559,758
3.35%, 03/15/51 .................. 475 332,445
4.50%, 04/15/52 .................. 836 713,020
Molson Coors Beverage Co.
3.00%, 07/15/26 .................. 1,714 1,656,982
5.00%, 05/01/42 .................. 1,115 1,047,553
4.20%, 07/15/46 .................. 1,621 1,333,058
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 .................. 325 326,133
4.55%, 02/16/29 .................. 495 496,394
4.70%, 02/16/34 .................. 325 324,019
PepsiCo, Inc.
5.25%, 11/10/25 .................. 625 630,017
4.55%, 02/13/26 .................. 783 782,589
2.85%, 02/24/26 .................. 825 804,282
2.38%, 10/06/26 .................. 1,197 1,144,763
5.13%, 11/10/26 .................. 625 633,439
2.63%, 03/19/27 .................. 650 620,380
3.00%, 10/15/27 .................. 1,340 1,285,568
3.60%, 02/18/28 .................. 600 585,122
4.45%, 05/15/28 .................. 760 764,842
7.00%, 03/01/29 .................. 335 371,049
4.50%, 07/17/29
(d)
................. 600 605,157
2.63%, 07/29/29 .................. 1,117 1,032,056
2.75%, 03/19/30 .................. 1,615 1,479,809
1.63%, 05/01/30 .................. 1,110 951,472
1.40%, 02/25/31 .................. 681 561,431
1.95%, 10/21/31 .................. 1,185 997,345
3.90%, 07/18/32 .................. 1,280 1,224,881
4.45%, 02/15/33 .................. 565 574,447
4.80%, 07/17/34 .................. 600 605,700
5.50%, 01/15/40 .................. 105 109,545
3.50%, 03/19/40 .................. 160 132,655
4.88%, 11/01/40 .................. 230 225,988
2.63%, 10/21/41 .................. 966 693,635
4.00%, 03/05/42 .................. 660 573,541
3.60%, 08/13/42 .................. 549 446,678
4.25%, 10/22/44 .................. 25 22,083
4.45%, 04/14/46 .................. 970 877,427
3.45%, 10/06/46 .................. 998 775,295
4.00%, 05/02/47 .................. 635 532,869
3.38%, 07/29/49 .................. 763 568,961
2.88%, 10/15/49 .................. 929 640,033
3.63%, 03/19/50 .................. 1,060 830,119
2.75%, 10/21/51 .................. 982 646,578
4.20%, 07/18/52 .................. 710 611,863
4.65%, 02/15/53 .................. 475 438,355
5.25%, 07/17/54 .................. 600 608,933
Security
Par (000)
Par (000) Value
Beverages (continued)
3.88%, 03/19/60 .................. USD 425 $ 340,859
Pernod Ricard International Finance LLC
(c)
1.25%, 04/01/28 .................. 1,245 1,102,074
1.63%, 04/01/31 .................. 870 705,128
2.75%, 10/01/50 .................. 888 562,871
Pernod Ricard SA
(c)
3.25%, 06/08/26 .................. 1,195 1,160,848
5.50%, 01/15/42 .................. 245 245,337
Primo Water Holdings, Inc., 4.38%, 04/30/29
(c)
673 628,193
Suntory Holdings Ltd., 5.12%, 06/11/29
(c)
... 425 433,250
Triton Water Holdings, Inc., 6.25%, 04/01/29
(c)
690 672,665
138,081,263
Biotechnology — 0.4%
AbbVie, Inc.
3.20%, 05/14/26 .................. 1,796 1,751,611
2.95%, 11/21/26 .................. 2,564 2,474,474
4.80%, 03/15/27 .................. 1,980 1,992,884
4.25%, 11/14/28 .................. 1,521 1,509,460
4.80%, 03/15/29 .................. 1,875 1,898,286
3.20%, 11/21/29 .................. 4,523 4,242,277
4.95%, 03/15/31 .................. 1,510 1,538,671
5.05%, 03/15/34 .................. 2,945 2,999,890
4.55%, 03/15/35 .................. 1,802 1,754,532
4.50%, 05/14/35 .................. 1,994 1,929,719
4.30%, 05/14/36 .................. 1,250 1,181,866
4.05%, 11/21/39 .................. 4,119 3,680,105
4.63%, 10/01/42 .................. 318 294,739
4.40%, 11/06/42 .................. 2,148 1,936,168
5.35%, 03/15/44 .................. 550 559,340
4.85%, 06/15/44 .................. 1,836 1,741,040
4.75%, 03/15/45 .................. 865 806,136
4.70%, 05/14/45 .................. 2,123 1,969,734
4.45%, 05/14/46 .................. 1,825 1,625,734
4.88%, 11/14/48 .................. 1,407 1,324,275
4.25%, 11/21/49 .................. 4,949 4,228,631
5.40%, 03/15/54 .................. 2,555 2,587,876
5.50%, 03/15/64 .................. 670 677,126
Amgen, Inc.
2.60%, 08/19/26 .................. 1,262 1,208,816
2.20%, 02/21/27 .................. 1,452 1,363,983
3.20%, 11/02/27 .................. 1,032 986,240
5.15%, 03/02/28 .................. 2,975 3,017,212
1.65%, 08/15/28 .................. 1,425 1,268,827
3.00%, 02/22/29 .................. 1,010 944,091
4.05%, 08/18/29 .................. 1,585 1,540,712
2.45%, 02/21/30 .................. 1,623 1,445,909
5.25%, 03/02/30 .................. 2,460 2,524,692
2.30%, 02/25/31 .................. 1,133 973,330
2.00%, 01/15/32 .................. 975 803,946
3.35%, 02/22/32 .................. 753 682,945
4.20%, 03/01/33 .................. 790 746,206
5.25%, 03/02/33 .................. 3,685 3,745,909
6.38%, 06/01/37 .................. 365 401,002
6.40%, 02/01/39 .................. 596 652,986
3.15%, 02/21/40 .................. 1,849 1,417,300
5.75%, 03/15/40 .................. 300 308,603
2.80%, 08/15/41 .................. 1,635 1,180,979
4.95%, 10/01/41 .................. 688 646,264
5.15%, 11/15/41 .................. 1,165 1,115,856
5.65%, 06/15/42 .................. 315 318,744
5.60%, 03/02/43 .................. 2,930 2,952,960
4.40%, 05/01/45 .................. 2,072 1,786,215
4.56%, 06/15/48 .................. 884 766,694
3.38%, 02/21/50 .................. 1,927 1,393,553

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.66%, 06/15/51 .................. USD 2,927 $ 2,559,943
3.00%, 01/15/52 .................. 1,141 768,341
4.20%, 02/22/52 .................. 665 539,482
4.88%, 03/01/53 .................. 572 514,996
5.65%, 03/02/53 .................. 3,395 3,421,059
2.77%, 09/01/53 .................. 896 550,279
4.40%, 02/22/62 .................. 870 707,064
5.75%, 03/02/63 .................. 2,145 2,155,869
Baxalta, Inc., 5.25%, 06/23/45 .......... 635 613,199
Biogen, Inc.
4.05%, 09/15/25 .................. 1,391 1,374,928
2.25%, 05/01/30 .................. 1,513 1,316,763
5.20%, 09/15/45 .................. 615 576,771
3.15%, 05/01/50 .................. 1,600 1,062,915
3.25%, 02/15/51 .................. 716 486,622
CSL Finance plc
(c)
3.85%, 04/27/27 .................. 260 253,921
4.05%, 04/27/29 .................. 1,550 1,509,570
4.25%, 04/27/32 .................. 320 306,955
5.11%, 04/03/34 .................. 680 687,189
4.63%, 04/27/42 .................. 585 536,245
4.75%, 04/27/52 .................. 690 623,075
5.42%, 04/03/54 .................. 450 446,707
4.95%, 04/27/62 .................. 485 439,048
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
340 259,003
Gilead Sciences, Inc.
3.65%, 03/01/26 .................. 2,812 2,760,739
2.95%, 03/01/27 .................. 1,545 1,484,873
1.20%, 10/01/27 .................. 1,075 968,579
1.65%, 10/01/30 .................. 1,205 1,011,966
5.25%, 10/15/33 .................. 490 503,668
4.60%, 09/01/35 .................. 855 828,492
4.00%, 09/01/36 .................. 680 615,063
2.60%, 10/01/40 .................. 1,513 1,071,156
5.65%, 12/01/41 .................. 1,245 1,278,400
4.80%, 04/01/44 .................. 1,571 1,447,794
4.50%, 02/01/45 .................. 1,513 1,336,935
4.75%, 03/01/46 .................. 1,886 1,717,985
4.15%, 03/01/47 .................. 1,432 1,196,939
2.80%, 10/01/50 .................. 1,537 991,415
5.55%, 10/15/53 .................. 585 597,696
Grifols SA, 4.75%, 10/15/28
(c)(d)
......... 670 611,382
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 .................. 965 814,519
2.80%, 09/15/50 .................. 1,087 687,467
Syngenta Group Finance Ltd., 5.00%,
04/19/26
(e)
..................... 650 650,107
121,183,667
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 .................. 2,815 2,699,370
2.13%, 02/09/31 .................. 1,005 852,572
4.50%, 11/28/34 .................. 698 665,122
4.00%, 12/06/37 .................. 858 755,784
2.70%, 02/09/41 .................. 870 604,526
4.20%, 12/06/47 .................. 1,825 1,497,320
3.15%, 02/09/51 .................. 1,428 950,284
4.40%, 12/06/57 .................. 885 724,957
3.25%, 02/09/61 .................. 958 609,263
Amazon.com, Inc.
4.60%, 12/01/25 .................. 145 145,006
5.20%, 12/03/25 .................. 1,150 1,157,173
1.00%, 05/12/26 .................. 2,202 2,072,664
3.30%, 04/13/27 .................. 1,720 1,671,485
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
1.20%, 06/03/27 .................. USD 830 $ 760,259
3.15%, 08/22/27 .................. 2,888 2,782,693
4.55%, 12/01/27 .................. 2,055 2,066,624
1.65%, 05/12/28 .................. 1,970 1,783,860
3.45%, 04/13/29 .................. 1,143 1,104,949
4.65%, 12/01/29 .................. 1,425 1,445,985
1.50%, 06/03/30 .................. 2,314 1,972,772
2.10%, 05/12/31 .................. 2,428 2,092,244
3.60%, 04/13/32 .................. 2,098 1,970,070
4.70%, 12/01/32 .................. 1,990 2,013,848
4.80%, 12/05/34 .................. 1,308 1,328,781
3.88%, 08/22/37 .................. 2,560 2,320,149
2.88%, 05/12/41 .................. 2,010 1,528,890
4.95%, 12/05/44 .................. 1,286 1,279,692
4.05%, 08/22/47 .................. 2,793 2,398,166
2.50%, 06/03/50 .................. 1,986 1,248,073
3.10%, 05/12/51 .................. 2,699 1,905,244
3.95%, 04/13/52 .................. 1,930 1,595,898
4.25%, 08/22/57 .................. 1,384 1,190,006
2.70%, 06/03/60 .................. 1,620 981,800
3.25%, 05/12/61 .................. 1,370 941,983
4.10%, 04/13/62 .................. 1,580 1,301,215
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... 470 409,193
eBay, Inc.
5.90%, 11/22/25 .................. 260 262,660
1.40%, 05/10/26 .................. 630 592,323
3.60%, 06/05/27 .................. 1,160 1,125,647
5.95%, 11/22/27 .................. 165 171,585
2.70%, 03/11/30 .................. 940 846,832
2.60%, 05/10/31 .................. 515 447,141
6.30%, 11/22/32 .................. 590 637,244
4.00%, 07/15/42 .................. 1,265 1,036,089
3.65%, 05/10/51 .................. 691 505,483
El Puerto de Liverpool SAB de CV, 3.88%,
10/06/26
(e)
..................... 400 387,421
Falabella SA, 3.38%, 01/15/32
(e)
......... 600 501,587
Getty Images, Inc., 9.75%, 03/01/27
(c)(d)
.... 300 299,843
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 .................. 525 517,146
3.50%, 03/01/29 .................. 712 647,499
GrubHub Holdings, Inc., 5.50%, 07/01/27
(c)
.. 440 405,576
JD.com, Inc.
3.88%, 04/29/26 .................. 724 710,404
3.38%, 01/14/30
(d)
................. 703 655,662
4.13%, 01/14/50 .................. 385 304,397
Kohl's Corp.
4.25%, 07/17/25
(d)
................. 340 331,000
4.63%, 05/01/31 .................. 465 379,612
5.55%, 07/17/45 .................. 393 260,856
LCM Investments Holdings II LLC
(c)
4.88%, 05/01/29 .................. 902 848,732
8.25%, 08/01/31 .................. 775 811,874
Liberty Interactive LLC
8.50%, 07/15/29 .................. 299 156,976
8.25%, 02/01/30 .................. 455 234,120
Macy's Retail Holdings LLC
5.88%, 04/01/29
(c)(d)
................ 395 385,937
5.88%, 03/15/30
(c)
................. 405 388,793
6.13%, 03/15/32
(c)(d)
................ 400 380,579
6.70%, 07/15/34
(c)(d)
................ 181 159,248
4.50%, 12/15/34 .................. 370 311,862
6.38%, 03/15/37 .................. 190 166,674
5.13%, 01/15/42 .................. 247 200,260
4.30%, 02/15/43 .................. 225 161,503
Marks & Spencer plc, 7.13%, 12/01/37
(c)
.... 230 246,735

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(c)
5.00%, 12/15/27 .................. USD 420 $ 408,737
4.63%, 06/01/28 .................. 470 448,210
5.63%, 02/15/29
(d)
................. 355 345,450
4.13%, 08/01/30 .................. 454 408,425
3.63%, 10/01/31 .................. 465 401,436
MercadoLibre, Inc., 3.13%, 01/14/31 ...... 600 521,442
Millennium Escrow Corp., 6.63%, 08/01/26
(c)
. 700 366,594
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
... 1,000 1,004,415
Nordstrom, Inc.
4.00%, 03/15/27 .................. 312 298,749
6.95%, 03/15/28
(d)
................. 292 298,055
4.38%, 04/01/30 .................. 465 422,562
4.25%, 08/01/31 .................. 400 356,561
5.00%, 01/15/44 .................. 869 693,477
Prosus NV
(e)
3.26%, 01/19/27 .................. 600 565,800
4.85%, 07/06/27
(d)
................. 600 585,470
3.68%, 01/21/30 .................. 1,257 1,125,238
3.06%, 07/13/31 .................. 1,800 1,505,525
4.19%, 01/19/32 .................. 1,000 892,589
4.03%, 08/03/50
(d)
................. 1,200 822,399
3.83%, 02/08/51 .................. 1,600 1,049,501
4.99%, 01/19/52 .................. 600 471,071
QVC, Inc.
4.75%, 02/15/27 .................. 545 477,715
4.38%, 09/01/28
(d)
................. 493 378,582
5.45%, 08/15/34 .................. 370 234,695
5.95%, 03/15/43 .................. 295 178,792
Rakuten Group, Inc.
(c)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.58%),
5.13%
(d)(i)(j)
.................... 630 572,039
11.25%, 02/15/27 ................. 1,685 1,821,021
9.75%, 04/15/29 .................. 1,857 1,965,312
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.96%),
6.25%
(d)(i)(j)
.................... 900 748,749
85,675,831
Building Products — 0.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29
(c)(d)
510 300,755
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 .................. 315 308,337
6.38%, 06/15/30 .................. 461 464,279
Allegion plc, 3.50%, 10/01/29 .......... 380 356,202
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(c)
..................... 480 510,186
Builders FirstSource, Inc.
(c)
5.00%, 03/01/30 .................. 506 483,431
4.25%, 02/01/32 .................. 1,167 1,043,513
6.38%, 06/15/32 .................. 650 659,677
6.38%, 03/01/34 .................. 890 897,976
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
..................... 665 661,027
Carlisle Cos., Inc.
3.75%, 12/01/27 .................. 380 367,376
2.75%, 03/01/30 .................. 674 605,576
2.20%, 03/01/32 .................. 415 342,978
Carrier Global Corp.
2.49%, 02/15/27 .................. 606 574,859
2.72%, 02/15/30 .................. 2,158 1,944,512
2.70%, 02/15/31 .................. 300 264,285
5.90%, 03/15/34 .................. 525 561,693
3.38%, 04/05/40 .................. 1,306 1,042,218
Security
Par (000)
Par (000) Value
Building Products (continued)
3.58%, 04/05/50 .................. USD 2,187 $ 1,647,282
6.20%, 03/15/54 .................. 600 667,811
Cornerstone Building Brands, Inc.
(c)
6.13%, 01/15/29
(d)
................. 329 270,972
9.50%, 08/15/29 .................. 340 340,418
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
.... 460 394,220
CRH America Finance, Inc.
3.40%, 05/09/27
(c)
................. 65 62,692
3.95%, 04/04/28
(c)
................. 860 837,058
5.40%, 05/21/34 .................. 410 416,694
4.40%, 05/09/47
(c)
................. 65 54,421
4.50%, 04/04/48
(c)
................. 655 560,505
CRH SMW Finance DAC, 5.20%, 05/21/29 .. 400 406,862
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 .................. 725 670,778
4.00%, 03/25/32 .................. 215 200,062
5.88%, 06/01/33 .................. 337 351,286
4.50%, 03/25/52 .................. 415 337,172
Griffon Corp., 5.75%, 03/01/28 .......... 898 880,579
Holcim Finance US LLC
(c)
3.50%, 09/22/26 .................. 1,210 1,175,215
4.75%, 09/22/46 .................. 245 216,275
Huaxin Cement International Finance Co. Ltd.,
2.25%, 11/19/25
(e)
................ 400 383,259
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ 320 308,492
JELD-WEN, Inc.
(c)
4.63%, 12/15/25
(d)
................. 222 218,730
4.88%, 12/15/27 .................. 345 328,900
Johnson Controls International plc
3.90%, 02/14/26 .................. 722 710,720
5.50%, 04/19/29 .................. 705 726,721
1.75%, 09/15/30 .................. 670 567,253
2.00%, 09/16/31 .................. 420 347,507
4.90%, 12/01/32 .................. 585 584,974
6.00%, 01/15/36 .................. 394 420,954
4.62%, 07/02/44 .................. 540 475,515
4.50%, 02/15/47 .................. 568 490,492
4.95%, 07/02/64 .................. 178 158,110
Lennox International, Inc.
1.35%, 08/01/25 .................. 863 829,201
1.70%, 08/01/27 .................. 330 301,661
5.50%, 09/15/28 .................. 580 594,590
Limak Cimento Sanayi ve Ticaret A/S, 9.75%,
07/25/29
(c)
..................... 600 595,314
Masco Corp.
3.50%, 11/15/27 .................. 411 393,927
1.50%, 02/15/28 .................. 465 415,335
2.00%, 10/01/30 .................. 263 222,237
2.00%, 02/15/31 .................. 697 581,977
4.50%, 05/15/47 .................. 335 285,671
3.13%, 02/15/51 .................. 406 270,460
Masterbrand, Inc., 7.00%, 07/15/32
(c)
...... 450 462,278
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32
(c)
..................... 650 659,853
MIWD Holdco II LLC, 5.50%, 02/01/30
(c)
.... 440 411,590
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 .................. 481 462,048
9.75%, 07/15/28
(d)
................. 270 275,939
Oscar AcquisitionCo LLC, 9.50%, 04/15/30
(c)(d)
545 514,648
Owens Corning
3.40%, 08/15/26 .................. 952 923,743
5.50%, 06/15/27 .................. 200 203,820
3.95%, 08/15/29 .................. 424 407,261
3.50%, 02/15/30
(c)
................. 360 334,729

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
3.88%, 06/01/30 .................. USD 545 $ 516,091
5.70%, 06/15/34 .................. 420 434,539
7.00%, 12/01/36 .................. 374 426,911
4.30%, 07/15/47 .................. 1,260 1,041,435
4.40%, 01/30/48 .................. 285 235,638
5.95%, 06/15/54 .................. 185 190,155
St Marys Cement, Inc. Canada, 5.75%,
04/02/34
(d)(e)
.................... 400 399,356
Standard Industries, Inc.
(c)
5.00%, 02/15/27 .................. 790 772,973
4.75%, 01/15/28 .................. 895 857,656
4.38%, 07/15/30 .................. 1,451 1,321,747
3.38%, 01/15/31 .................. 986 843,332
6.50%, 08/15/32 .................. 220 220,559
Summit Materials LLC
(c)
6.50%, 03/15/27 .................. 328 328,330
5.25%, 01/15/29 .................. 615 601,572
7.25%, 01/15/31 .................. 710 740,486
Trane Technologies Financing Ltd.
3.50%, 03/21/26 .................. 859 839,944
3.80%, 03/21/29 .................. 667 642,718
5.25%, 03/03/33 .................. 355 364,184
5.10%, 06/13/34 .................. 285 289,830
4.65%, 11/01/44 .................. 170 154,278
4.50%, 03/21/49 .................. 235 205,654
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 .................. 816 787,994
5.75%, 06/15/43 .................. 438 458,053
4.30%, 02/21/48 .................. 235 200,508
Votorantim Cimentos International SA, 7.25%,
04/05/41
(e)
..................... 400 437,459
Wilsonart LLC, 11.00%, 08/15/32
(c)
....... 525 514,880
49,573,373
Capital Markets — 2.1%
abrdn plc, 4.25%, 06/30/28
(e)
........... 550 513,934
Abu Dhabi Developmental Holding Co. PJSC
(e)
5.38%, 05/08/29 .................. 1,200 1,227,066
5.50%, 05/08/34 .................. 1,100 1,139,307
AerCap Ireland Capital DAC
4.45%, 10/01/25 .................. 1,155 1,144,453
1.75%, 01/30/26 .................. 1,010 959,901
4.45%, 04/03/26 .................. 453 448,159
2.45%, 10/29/26 .................. 2,395 2,258,637
6.10%, 01/15/27 .................. 425 435,213
6.45%, 04/15/27 .................. 1,020 1,054,201
3.65%, 07/21/27 .................. 1,681 1,614,127
4.63%, 10/15/27 .................. 1,132 1,118,107
3.88%, 01/23/28 .................. 1,548 1,492,318
5.75%, 06/06/28 .................. 840 859,622
3.00%, 10/29/28 .................. 3,156 2,914,789
5.10%, 01/19/29 .................. 940 943,549
6.15%, 09/30/30 .................. 635 670,672
3.30%, 01/30/32 .................. 3,470 3,056,159
3.40%, 10/29/33 .................. 1,100 948,516
5.30%, 01/19/34 .................. 945 947,129
3.85%, 10/29/41 .................. 1,355 1,087,836
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.72%), 6.95%,
03/10/55
(i)
..................... 425 428,990
Affiliated Managers Group, Inc.
3.50%, 08/01/25 .................. 265 260,312
3.30%, 06/15/30 .................. 410 374,408
AG Issuer LLC, 6.25%, 03/01/28
(c)
....... 480 460,371
Security
Par (000)
Par (000) Value
Capital Markets (continued)
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... USD 465 $ 475,080
Ameriprise Financial, Inc.
2.88%, 09/15/26 .................. 1,006 969,013
5.70%, 12/15/28 .................. 480 498,130
4.50%, 05/13/32 .................. 640 625,434
5.15%, 05/15/33 .................. 620 629,389
Amipeace Ltd.
(e)
1.50%, 10/22/25 .................. 800 766,767
1.75%, 11/09/26 .................. 600 562,448
2.25%, 10/22/30 .................. 1,200 1,051,585
Antares Holdings LP
(c)
3.95%, 07/15/26 .................. 825 790,205
2.75%, 01/15/27 .................. 645 592,463
7.95%, 08/11/28 .................. 345 361,342
6.50%, 02/08/29 .................. 230 229,872
Apollo Debt Solutions BDC
(c)
6.90%, 04/13/29 .................. 375 384,469
6.70%, 07/29/31 .................. 510 515,684
Apollo Management Holdings LP
(c)
4.40%, 05/27/26 .................. 175 173,209
4.87%, 02/15/29 .................. 885 887,600
2.65%, 06/05/30 .................. 743 662,957
5.00%, 03/15/48
(d)
................. 115 111,823
Ares Capital Corp.
3.88%, 01/15/26 .................. 817 796,220
2.15%, 07/15/26 .................. 1,267 1,186,131
7.00%, 01/15/27 .................. 490 505,658
2.88%, 06/15/27 .................. 555 516,286
2.88%, 06/15/28 .................. 1,078 971,505
5.88%, 03/01/29 .................. 835 837,565
5.95%, 07/15/29 .................. 740 741,974
3.20%, 11/15/31 .................. 670 564,397
Ares Finance Co. II LLC, 3.25%, 06/15/30
(c)(d)
. 295 270,298
Ares Finance Co. III LLC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.24%), 4.13%, 06/30/51
(c)(i)
.......... 690 648,789
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(c)
. 300 214,991
Ares Management Corp., 6.38%, 11/10/28 .. 175 184,965
Ares Strategic Income Fund, 6.35%, 08/15/29
(c)
605 609,726
Aretec Group, Inc.
(c)
7.50%, 04/01/29
(d)
................. 365 345,446
10.00%, 08/15/30 ................. 625 667,167
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31
(e)
600 534,277
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 .................. 487 463,546
2.55%, 10/13/26 .................. 290 269,224
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 .................. 580 573,317
0.75%, 01/28/26 .................. 590 556,260
2.80%, 05/04/26 .................. 497 480,948
2.45%, 08/17/26 .................. 624 597,377
1.05%, 10/15/26 .................. 557 515,180
2.05%, 01/26/27 .................. 610 574,756
(1-day SOFR + 1.03%), 4.95%, 04/26/27
(i)
987 988,781
3.25%, 05/16/27 .................. 713 689,186
3.40%, 01/29/28 .................. 944 908,594
(3-mo. CME Term SOFR + 1.33%), 3.44%,
02/07/28
(i)
..................... 1,228 1,188,003
3.85%, 04/28/28 .................. 1,365 1,335,729
(1-day SOFR + 1.15%), 3.99%, 06/13/28
(i)
747 730,531
1.65%, 07/14/28 .................. 780 700,457
(1-day SOFR + 0.84%), 4.89%, 07/21/28
(i)
750 751,483
(SOFR Index + 1.80%), 5.80%, 10/25/28
(i)
. 480 494,958
3.00%, 10/30/28 .................. 958 894,735

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series J, 1.90%, 01/25/29 ............ USD 905 $ 812,997
(1-day SOFR + 1.17%), 4.54%, 02/01/29
(i)
590 586,716
3.85%, 04/26/29 .................. 1,340 1,303,639
3.30%, 08/23/29 .................. 1,158 1,080,359
(1-day SOFR + 1.60%), 6.32%, 10/25/29
(i)
550 583,127
(1-day SOFR + 1.09%), 4.98%, 03/14/30
(i)
1,510 1,527,010
(1-day SOFR + 1.76%), 4.60%, 07/26/30
(i)
145 144,294
1.65%, 01/28/31 .................. 830 687,544
1.80%, 07/28/31 .................. 955 786,244
2.50%, 01/26/32 .................. 930 796,260
(1-day SOFR + 1.23%), 5.06%, 07/22/32
(i)
750 759,201
(1-day SOFR + 1.42%), 4.29%, 06/13/33
(i)
840 800,381
(SOFR Index + 2.07%), 5.83%, 10/25/33
(i)
. 1,390 1,470,340
(1-day SOFR + 1.51%), 4.71%, 02/01/34
(i)
555 542,517
Series J, (1-day SOFR + 1.61%), 4.97%,
04/26/34
(i)
..................... 885 882,331
(1-day SOFR + 1.85%), 6.47%, 10/25/34
(i)
600 660,972
(1-day SOFR + 1.42%), 5.19%, 03/14/35
(i)
1,180 1,190,126
(1-day SOFR + 1.77%), 5.61%, 07/21/39
(i)
225 227,716
Barings BDC, Inc.
3.30%, 11/23/26 .................. 115 107,655
7.00%, 02/15/29 .................. 235 240,572
BGC Group, Inc.
8.00%, 05/25/28 .................. 110 117,612
6.60%, 06/10/29
(c)
................. 430 438,839
Blackstone Holdings Finance Co. LLC
(c)
3.15%, 10/02/27 .................. 570 541,468
5.90%, 11/03/27 .................. 555 572,904
1.63%, 08/05/28 .................. 703 624,592
2.50%, 01/10/30 .................. 755 676,733
1.60%, 03/30/31 .................. 850 686,085
2.00%, 01/30/32 .................. 288 233,685
2.55%, 03/30/32 .................. 785 665,014
6.20%, 04/22/33 .................. 255 273,464
5.00%, 06/15/44 .................. 450 422,220
4.45%, 07/15/45 .................. 350 298,789
4.00%, 10/02/47
(d)
................. 305 240,767
3.50%, 09/10/49 .................. 886 642,191
2.80%, 09/30/50 .................. 913 562,986
2.85%, 08/05/51 .................. 330 207,528
3.20%, 01/30/52 .................. 200 136,234
Blackstone Private Credit Fund
7.05%, 09/29/25 .................. 840 852,128
2.63%, 12/15/26 .................. 1,235 1,146,374
3.25%, 03/15/27 .................. 1,075 1,006,445
7.30%, 11/27/28
(c)
................. 200 210,565
4.00%, 01/15/29
(d)
................. 615 573,490
5.95%, 07/16/29
(c)
................. 325 324,813
6.25%, 01/25/31
(c)
................. 500 508,911
Blackstone Secured Lending Fund
3.63%, 01/15/26 .................. 733 710,449
2.75%, 09/16/26 .................. 480 450,918
2.13%, 02/15/27 .................. 795 728,777
5.88%, 11/15/27 .................. 250 251,648
2.85%, 09/30/28 .................. 480 429,722
Blue Owl Capital Corp.
4.25%, 01/15/26 .................. 645 632,308
3.40%, 07/15/26 .................. 882 843,363
2.63%, 01/15/27 .................. 486 451,149
2.88%, 06/11/28 .................. 605 546,260
5.95%, 03/15/29 .................. 455 457,274
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 25 26,061
Blue Owl Capital Corp. III, 3.13%, 04/13/27 .. 370 343,189
Blue Owl Credit Income Corp., 7.75%, 09/16/27 475 496,046
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Finance LLC
(c)
3.13%, 06/10/31 .................. USD 575 $ 496,501
4.38%, 02/15/32 .................. 495 449,456
6.25%, 04/18/34 .................. 875 899,199
4.13%, 10/07/51 .................. 355 260,406
BOCOM International Blossom Ltd., 1.75%,
06/28/26
(e)
..................... 400 375,233
Bright Galaxy International Ltd., 3.25%,
07/15/26
(e)
..................... 200 186,900
Brightsphere Investment Group, Inc., 4.80%,
07/27/26 ...................... 255 247,590
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 415 437,995
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 500 415,408
Brookfield Finance LLC, 3.45%, 04/15/50 ... 807 567,281
Brookfield Finance, Inc.
4.25%, 06/02/26 .................. 640 631,832
3.90%, 01/25/28 .................. 1,167 1,130,513
4.85%, 03/29/29 .................. 1,118 1,121,200
4.35%, 04/15/30 .................. 1,073 1,041,959
2.72%, 04/15/31 .................. 838 728,697
6.35%, 01/05/34 .................. 780 837,554
5.68%, 01/15/35 .................. 450 456,807
4.70%, 09/20/47 .................. 569 498,097
3.50%, 03/30/51 .................. 623 444,682
3.63%, 02/15/52 .................. 305 217,470
5.97%, 03/04/54 .................. 655 670,774
Cantor Fitzgerald LP
(c)
4.50%, 04/14/27
(d)
................. 440 430,749
7.20%, 12/12/28 .................. 510 535,805
Carlyle Finance LLC, 5.65%, 09/15/48
(c)(d)
... 495 488,379
Carlyle Finance Subsidiary LLC, 3.50%,
09/19/29
(c)(d)
.................... 1,176 1,106,166
Carlyle Holdings II Finance LLC, 5.63%,
03/30/43
(c)
..................... 90 88,527
Cboe Global Markets, Inc.
3.65%, 01/12/27 .................. 1,079 1,053,208
1.63%, 12/15/30 .................. 787 658,117
3.00%, 03/16/32 .................. 410 362,263
Ccthk 2021 Ltd., 2.75%, 01/19/27
(e)
....... 200 189,232
Charles Schwab Corp. (The)
3.45%, 02/13/26 .................. 412 402,378
0.90%, 03/11/26 .................. 1,426 1,335,404
1.15%, 05/13/26 .................. 855 799,676
5.88%, 08/24/26 .................. 515 524,770
3.20%, 03/02/27 .................. 735 706,309
2.45%, 03/03/27 .................. 1,310 1,236,307
3.30%, 04/01/27 .................. 1,265 1,217,542
3.20%, 01/25/28 .................. 1,338 1,272,538
2.00%, 03/20/28 .................. 965 880,362
4.00%, 02/01/29 .................. 1,258 1,225,920
(1-day SOFR + 2.21%), 5.64%, 05/19/29
(i)
795 814,092
3.25%, 05/22/29 .................. 585 548,596
2.75%, 10/01/29 .................. 330 300,221
(1-day SOFR + 1.88%), 6.20%, 11/17/29
(i)
. 1,410 1,477,360
4.63%, 03/22/30 .................. 458 459,463
1.65%, 03/11/31 .................. 910 744,247
2.30%, 05/13/31 .................. 685 586,150
1.95%, 12/01/31 .................. 665 544,649
2.90%, 03/03/32 .................. 1,015 883,225
(1-day SOFR + 2.50%), 5.85%, 05/19/34
(i)
1,420 1,472,929
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(i)
1,240 1,313,449
China Cinda Finance 2017 I Ltd.
(e)
4.40%, 03/09/27 .................. 600 586,583
4.75%, 02/08/28 .................. 1,000 983,547

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.75%, 02/21/29 .................. USD 600 $ 585,764
China Everbright Bank Co. Ltd.
(e)
4.99%, 03/02/26 .................. 200 200,645
(1-day SOFR + 0.52%), 5.92%, 05/14/27
(i)
600 599,772
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(e)
................ 600 566,413
China Great Wall International Holdings V Ltd.,
2.38%, 08/18/30
(e)
................ 1,000 820,888
China Ping An Insurance Overseas Holdings
Ltd.
(e)
2.85%, 08/12/31 .................. 400 339,173
6.13%, 05/16/34 .................. 200 207,802
CI Financial Corp.
7.50%, 05/30/29
(c)
................. 605 609,203
3.20%, 12/17/30 .................. 870 701,345
4.10%, 06/15/51 .................. 185 117,405
CICC Hong Kong Finance 2016 MTN Ltd.
(e)
5.42%, 11/22/25 .................. 400 401,339
2.00%, 01/26/26 .................. 1,000 957,974
5.49%, 03/01/26 .................. 1,200 1,209,959
5.44%, 07/18/26 .................. 600 605,659
5.01%, 01/18/27 .................. 200 200,702
(SOFR Index + 0.95%), 6.30%, 01/18/27
(i)
. 200 201,216
Citadel Finance LLC, 3.38%, 03/09/26
(c)
.... 775 746,886
Citadel LP, 4.88%, 01/15/27
(c)
.......... 250 246,826
CME Group, Inc.
3.75%, 06/15/28 .................. 1,040 1,017,604
2.65%, 03/15/32 .................. 560 490,492
5.30%, 09/15/43 .................. 1,118 1,150,510
4.15%, 06/15/48 .................. 688 597,556
Coinbase Global, Inc.
(c)
3.38%, 10/01/28 .................. 915 804,962
3.63%, 10/01/31
(d)
................. 675 561,471
Compass Group Diversified Holdings LLC
(c)
5.25%, 04/15/29 .................. 915 877,985
5.00%, 01/15/32
(d)
................. 270 246,131
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 582 599,473
Credit Suisse USA LLC, 7.13%, 07/15/32 ... 949 1,069,760
Deutsche Bank AG
4.10%, 01/13/26 .................. 1,387 1,367,190
1.69%, 03/19/26 .................. 1,015 964,458
(1-day SOFR + 1.87%), 2.13%, 11/24/26
(i)
. 1,709 1,637,229
(1-day SOFR + 2.52%), 7.15%, 07/13/27
(i)
740 764,518
5.37%, 09/09/27 .................. 765 775,890
(1-day SOFR + 1.22%), 2.31%, 11/16/27
(i)
. 1,335 1,247,764
(1-day SOFR + 1.32%), 2.55%, 01/07/28
(i)
1,400 1,312,358
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(i)
490 494,464
5.52%, 09/01/28 .................. 860 881,043
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(i)
1,670 1,745,248
5.41%, 05/10/29 .................. 690 703,384
(1-day SOFR + 2.51%), 6.82%, 11/20/29
(i)
. 940 993,376
(1-day SOFR + 5.44%), 5.88%, 07/08/31
(i)
690 690,529
(1-day SOFR + 3.04%), 3.55%, 09/18/31
(i)
1,575 1,420,432
(1-day SOFR + 2.76%), 3.73%, 01/14/32
(i)
720 623,950
(1-day SOFR + 1.72%), 3.04%, 05/28/32
(i)
893 769,572
(5-Year USD Swap Rate + 2.55%), 4.88%,
12/01/32
(i)
..................... 1,014 968,841
(1-day SOFR + 2.26%), 3.74%, 01/07/33
(i)
1,180 993,632
(1-day SOFR + 3.65%), 7.08%, 02/10/34
(i)
1,145 1,188,469
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ 255 244,560
Dresdner Funding Trust I, 8.15%, 06/30/31
(c)
. 900 980,525
Dua Capital Ltd.
(e)
1.66%, 05/11/26 .................. 200 188,528
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.78%, 05/11/31 .................. USD 600 $ 523,187
Eaton Vance Corp., 3.50%, 04/06/27 ...... 765 740,866
FactSet Research Systems, Inc.
2.90%, 03/01/27 .................. 480 456,503
3.45%, 03/01/32 .................. 165 146,806
Fairfax India Holdings Corp., 5.00%, 02/26/28
(e)
500 459,243
FMR LLC
(c)
7.57%, 06/15/29 .................. 650 730,414
4.95%, 02/01/33 .................. 390 387,759
6.45%, 11/15/39 .................. 210 236,198
6.50%, 12/14/40 .................. 115 128,062
5.15%, 02/01/43 .................. 403 389,165
Franklin BSP Capital Corp., 7.20%, 06/15/29
(c)
10 10,161
Franklin Resources, Inc.
1.60%, 10/30/30 .................. 754 624,920
2.95%, 08/12/51 .................. 603 389,594
FS KKR Capital Corp.
3.40%, 01/15/26 .................. 970 933,452
2.63%, 01/15/27 .................. 1,045 959,729
3.25%, 07/15/27 .................. 390 361,397
3.13%, 10/12/28 .................. 705 623,147
7.88%, 01/15/29 .................. 90 94,676
6.88%, 08/15/29 .................. 500 505,988
Gaci First Investment Co.
(e)
5.00%, 10/13/27 .................. 1,000 1,002,341
5.00%, 01/29/29 .................. 1,600 1,600,836
4.75%, 02/14/30 .................. 1,400 1,382,401
5.25%, 10/13/32 .................. 1,800 1,816,980
5.25%, 01/29/34 .................. 1,600 1,605,359
4.88%, 02/14/35 .................. 1,800 1,738,388
5.13%, 02/14/53 .................. 1,600 1,404,980
5.38%, 01/29/54 .................. 1,400 1,256,702
5.38%, 10/13/2122 ................ 400 344,128
Goldman Sachs Bank USA
(i)
(1-day SOFR + 0.78%), 5.28%, 03/18/27 . 1,445 1,450,768
(1-day SOFR + 0.75%), 5.41%, 05/21/27 . 1,670 1,681,614
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 .................. 1,062 1,024,163
6.38%, 03/11/27 .................. 20 20,443
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/25 .................. 1,790 1,770,783
3.75%, 02/25/26 .................. 1,406 1,382,130
(1-day SOFR + 1.08%), 5.80%, 08/10/26
(i)
1,885 1,893,683
3.50%, 11/16/26 .................. 2,229 2,164,884
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(i)
1,665 1,573,319
5.95%, 01/15/27 .................. 926 949,102
3.85%, 01/26/27 .................. 2,234 2,185,280
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(i)
2,323 2,189,710
(1-day SOFR + 1.51%), 4.39%, 06/15/27
(i)
930 918,358
(1-day SOFR + 0.82%), 1.54%, 09/10/27
(i)
2,169 2,017,834
(1-day SOFR + 0.91%), 1.95%, 10/21/27
(i)
3,495 3,269,894
(1-day SOFR + 1.11%), 2.64%, 02/24/28
(i)
. 2,690 2,539,743
(1-day SOFR + 1.85%), 3.62%, 03/15/28
(i)
1,865 1,805,120
(3-mo. CME Term SOFR + 1.77%), 3.69%,
06/05/28
(i)
..................... 2,083 2,015,737
(1-day SOFR + 1.73%), 4.48%, 08/23/28
(i)
1,900 1,876,474
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(i)
..................... 2,220 2,135,655
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29
(i)
..................... 3,147 3,071,894
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(i)
1,255 1,328,770
2.60%, 02/07/30 .................. 3,663 3,276,695
3.80%, 03/15/30 .................. 2,341 2,231,097
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(i)
2,105 2,174,870
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(i)
1,950 1,959,889

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(i)
USD 2,252 $ 1,867,898
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(i)
2,597 2,232,936
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(i)
3,453 2,904,305
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(i)
2,175 1,850,499
6.13%, 02/15/33 .................. 2,053 2,229,662
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(i)
2,868 2,505,821
(1-day SOFR + 1.95%), 6.56%, 10/24/34
(i)
1,145 1,256,515
(1-day SOFR + 1.55%), 5.85%, 04/25/35
(i)
3,090 3,227,894
(1-day SOFR + 1.55%), 5.33%, 07/23/35
(i)
1,885 1,898,722
6.45%, 05/01/36 .................. 653 715,108
6.75%, 10/01/37 .................. 4,630 5,162,910
(3-mo. CME Term SOFR + 1.63%), 4.02%,
10/31/38
(i)
..................... 2,602 2,274,687
(3-mo. CME Term SOFR + 1.69%), 4.41%,
04/23/39
(i)
..................... 1,694 1,542,283
6.25%, 02/01/41 .................. 2,215 2,434,749
(1-day SOFR + 1.51%), 3.21%, 04/22/42
(i)
2,283 1,732,045
(1-day SOFR + 1.47%), 2.91%, 07/21/42
(i)
1,695 1,224,872
(1-day SOFR + 1.63%), 3.44%, 02/24/43
(i)
2,190 1,700,480
4.80%, 07/08/44 .................. 2,011 1,862,708
5.15%, 05/22/45 .................. 1,713 1,649,647
4.75%, 10/21/45 .................. 1,848 1,730,534
Golub Capital BDC, Inc.
2.50%, 08/24/26 .................. 405 378,013
2.05%, 02/15/27 .................. 825 751,891
7.05%, 12/05/28 .................. 405 420,467
6.00%, 07/15/29 .................. 330 329,394
Guohui International Bvi Co. Ltd., 3.15%,
08/27/25
(e)
..................... 400 388,339
Guojing Capital BVI Ltd., 6.30%, 12/02/25
(e)
.. 200 202,020
Guotai Junan Holdings Ltd., 2.00%, 04/21/26
(e)
200 190,226
Guotai Junan International Holdings Ltd.,
2.00%, 03/03/26
(e)
................ 400 381,144
Haitong International Securities Group Ltd.,
2.13%, 05/20/26
(e)
................ 400 374,728
Hercules Capital, Inc.
2.63%, 09/16/26 .................. 115 106,867
3.38%, 01/20/27 .................. 90 84,448
Hightower Holding LLC
(c)
6.75%, 04/15/29
(d)
................. 271 252,864
9.13%, 01/31/30 .................. 340 344,978
Hualu International Finance BVI Ltd., 2.20%,
10/27/26
(e)
..................... 200 183,933
Huarong Finance Co. Ltd.
(e)
4.75%, 04/27/27 .................. 600 576,946
4.25%, 11/07/27 .................. 1,230 1,156,195
4.50%, 05/29/29 .................. 700 646,881
Huarong Finance II Co. Ltd.
(e)
5.00%, 11/19/25 .................. 800 789,079
4.63%, 06/03/26 .................. 600 585,029
4.88%, 11/22/26 .................. 400 390,553
Hutchison Whampoa Finance CI Ltd., 7.50%,
08/01/27
(c)
..................... 115 123,698
ICD Funding Ltd., 3.22%, 04/28/26
(e)
...... 600 577,900
Intercontinental Exchange, Inc.
3.75%, 12/01/25 .................. 980 966,016
3.10%, 09/15/27 .................. 1,016 969,770
4.00%, 09/15/27 .................. 1,583 1,552,864
3.75%, 09/21/28 .................. 772 745,389
4.35%, 06/15/29 .................. 1,483 1,461,811
2.10%, 06/15/30 .................. 1,611 1,399,376
5.25%, 06/15/31 .................. 475 488,836
1.85%, 09/15/32 .................. 1,847 1,474,797
4.60%, 03/15/33 .................. 903 884,940
2.65%, 09/15/40 .................. 835 596,754
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.25%, 09/21/48 .................. USD 1,183 $ 996,952
3.00%, 06/15/50 .................. 1,452 978,727
4.95%, 06/15/52 .................. 1,608 1,516,615
3.00%, 09/15/60 .................. 1,043 648,480
5.20%, 06/15/62 .................. 873 839,269
Invesco Finance plc
3.75%, 01/15/26 .................. 403 395,404
5.38%, 11/30/43 .................. 375 365,023
JAB Holdings BV
(c)
3.75%, 05/28/51 .................. 470 309,299
4.50%, 04/08/52 .................. 440 332,854
Jane Street Group
(c)
4.50%, 11/15/29
(d)
................. 540 510,130
7.13%, 04/30/31 .................. 1,245 1,291,162
Janus Henderson US Holdings, Inc., 4.88%,
08/01/25 ...................... 158 157,098
Jefferies Financial Group, Inc.
4.85%, 01/15/27 .................. 850 847,956
6.45%, 06/08/27 .................. 360 373,059
5.88%, 07/21/28 .................. 1,270 1,305,962
4.15%, 01/23/30 .................. 1,172 1,115,665
2.63%, 10/15/31 .................. 830 691,979
2.75%, 10/15/32 .................. 335 275,382
6.20%, 04/14/34 .................. 1,380 1,431,946
6.25%, 01/15/36 .................. 585 610,595
6.50%, 01/20/43 .................. 110 117,487
Joy Treasure Assets Holdings, Inc.
(e)
1.88%, 11/17/25 .................. 600 573,202
5.50%, 02/01/27 .................. 800 800,512
4.50%, 03/20/29 .................. 200 192,459
5.75%, 06/06/29 .................. 200 201,418
3.50%, 09/24/29 .................. 800 730,009
2.75%, 11/17/30 .................. 600 512,589
KB Securities Co. Ltd., 2.13%, 11/01/26
(e)
... 200 187,201
Khazanah Capital Ltd., 4.88%, 06/01/33
(e)
... 600 598,002
Khazanah Global Sukuk Bhd., 4.69%,
06/01/28
(e)
..................... 800 797,606
KKR Group Finance Co. II LLC, 5.50%,
02/01/43
(c)(d)
.................... 86 83,533
KKR Group Finance Co. III LLC, 5.13%,
06/01/44
(c)
..................... 855 793,841
KKR Group Finance Co. VI LLC, 3.75%,
07/01/29
(c)
..................... 1,318 1,260,505
KKR Group Finance Co. VII LLC, 3.63%,
02/25/50
(c)
..................... 510 369,157
KKR Group Finance Co. VIII LLC, 3.50%,
08/25/50
(c)
..................... 900 633,564
KKR Group Finance Co. X LLC, 3.25%,
12/15/51
(c)
..................... 660 441,287
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32
(c)
..................... 601 588,182
Korea Investment & Securities Co. Ltd.
(e)
2.13%, 07/19/26 .................. 200 187,607
6.88%, 11/06/26 .................. 400 412,169
Lazard Group LLC
3.63%, 03/01/27 .................. 308 298,374
4.50%, 09/19/28 .................. 547 536,693
4.38%, 03/11/29 .................. 394 383,378
6.00%, 03/15/31 .................. 230 237,788
Legg Mason, Inc.
4.75%, 03/15/26 .................. 313 312,856
5.63%, 01/15/44 .................. 456 454,721
LPL Holdings, Inc.
5.70%, 05/20/27 .................. 180 181,991
4.63%, 11/15/27
(c)
................. 733 714,257

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.75%, 11/17/28 .................. USD 540 $ 570,348
4.00%, 03/15/29
(c)
................. 800 751,951
4.38%, 05/15/31
(c)
................. 450 414,375
6.00%, 05/20/34 .................. 480 483,840
Macquarie Bank Ltd.
(c)
3.90%, 01/15/26 .................. 1,129 1,113,389
5.21%, 06/15/26 .................. 240 241,639
5.39%, 12/07/26 .................. 720 729,124
5.27%, 07/02/27 .................. 785 798,052
3.62%, 06/03/30 .................. 920 836,791
6.80%, 01/18/33 .................. 430 462,550
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.05%,
03/03/36
(i)
..................... 882 751,861
Macquarie Group Ltd.
(c)(i)
(1-day SOFR + 2.21%), 5.11%, 08/09/26 . 595 594,510
(1-day SOFR + 1.07%), 1.34%, 01/12/27 . 1,370 1,295,950
(1-day SOFR + 0.91%), 1.63%, 09/23/27 . 1,290 1,198,968
(1-day SOFR + 1.00%), 1.94%, 04/14/28 . 860 791,611
(1-day SOFR + 2.13%), 4.10%, 06/21/28 . 580 566,195
(3-mo. LIBOR USD + 1.37%), 3.76%,
11/28/28 ..................... 1,025 983,781
(3-mo. LIBOR USD + 1.73%), 4.65%,
03/27/29 ..................... 698 691,911
(3-mo. LIBOR USD + 1.75%), 5.03%,
01/15/30 ..................... 858 859,168
(1-day SOFR + 1.44%), 2.69%, 06/23/32 . 1,115 944,541
(1-day SOFR + 1.53%), 2.87%, 01/14/33 . 1,445 1,223,319
(1-day SOFR + 2.41%), 4.44%, 06/21/33 . 780 734,145
(1-day SOFR + 2.87%), 5.49%, 11/09/33 . 750 758,463
(1-day SOFR + 2.38%), 5.89%, 06/15/34 . 450 464,742
(1-day SOFR + 2.30%), 6.26%, 12/07/34 . 705 744,399
Main Street Capital Corp.
3.00%, 07/14/26 .................. 490 463,466
6.50%, 06/04/27 .................. 275 278,685
6.95%, 03/01/29 .................. 155 160,214
MDGH GMTN RSC Ltd.
2.50%, 05/21/26
(e)
................. 1,200 1,145,177
3.00%, 03/28/27
(e)
................. 200 190,129
4.50%, 11/07/28
(e)
................. 800 790,463
3.75%, 04/19/29
(e)
................. 600 575,009
2.88%, 11/07/29
(e)
................. 650 594,396
2.88%, 05/21/30
(e)
................. 1,000 905,215
2.50%, 06/03/31
(e)
................. 1,000 869,142
3.38%, 03/28/32
(e)
................. 800 729,664
5.50%, 04/28/33
(e)
................. 800 829,456
4.38%, 11/22/33
(e)
................. 1,200 1,145,894
5.88%, 05/01/34
(e)
................. 1,000 1,065,255
6.88%, 11/01/41
(c)
................. 200 232,685
3.70%, 11/07/49
(e)
................. 1,600 1,232,318
3.95%, 05/21/50
(e)
................. 1,800 1,438,381
3.40%, 06/07/51
(e)
................. 1,000 724,108
5.08%, 05/22/53
(e)
................. 400 383,246
Mdgh Sukuk Ltd., 4.96%, 04/04/34
(e)
...... 600 605,944
Mirae Asset Securities Co. Ltd.
(e)
6.88%, 07/26/26 .................. 200 205,089
5.88%, 01/26/27 .................. 400 403,102
6.00%, 01/26/29 .................. 200 204,905
Moody's Corp.
3.25%, 01/15/28 .................. 707 677,827
4.25%, 02/01/29 .................. 155 152,816
2.00%, 08/19/31
(d)
................. 575 479,974
4.25%, 08/08/32 .................. 45 43,225
5.00%, 08/05/34 .................. 450 449,997
2.75%, 08/19/41 .................. 750 533,253
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.25%, 07/15/44 .................. USD 589 $ 577,044
4.88%, 12/17/48 .................. 560 516,162
3.25%, 05/20/50 .................. 260 181,728
3.75%, 02/25/52 .................. 425 326,159
3.10%, 11/29/61 .................. 635 401,334
Morgan Stanley
5.00%, 11/24/25 .................. 1,088 1,086,877
3.88%, 01/27/26 .................. 2,416 2,379,146
3.13%, 07/27/26 .................. 2,306 2,232,108
6.25%, 08/09/26 .................. 1,865 1,912,499
4.35%, 09/08/26 .................. 2,492 2,462,496
(1-day SOFR + 1.77%), 6.14%, 10/16/26
(i)
550 556,100
(1-day SOFR + 0.72%), 0.99%, 12/10/26
(i)
2,894 2,730,182
3.63%, 01/20/27 .................. 1,942 1,895,259
(1-day SOFR + 1.30%), 5.05%, 01/28/27
(i)
1,105 1,106,013
3.95%, 04/23/27 .................. 2,267 2,211,192
(1-day SOFR + 0.88%), 1.59%, 05/04/27
(i)
2,430 2,288,972
(1-day SOFR + 0.86%), 1.51%, 07/20/27
(i)
1,885 1,762,617
(1-day SOFR + 1.00%), 2.48%, 01/21/28
(i)
1,595 1,503,523
(1-day SOFR + 1.01%), 5.65%, 04/13/28
(i)
2,355 2,398,416
(1-day SOFR + 1.61%), 4.21%, 04/20/28
(i)
1,454 1,430,030
3.59%, 07/22/28
(i)
................. 2,346 2,255,795
(1-day SOFR + 2.24%), 6.30%, 10/18/28
(i)
1,465 1,527,148
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29
(i)
..................... 2,540 2,452,676
(1-day SOFR + 1.73%), 5.12%, 02/01/29
(i)
1,875 1,892,598
(1-day SOFR + 1.59%), 5.16%, 04/20/29
(i)
3,110 3,142,218
(1-day SOFR + 1.63%), 5.45%, 07/20/29
(i)
1,130 1,153,753
(1-day SOFR + 1.83%), 6.41%, 11/01/29
(i)
. 1,230 1,301,199
(1-day SOFR + 1.45%), 5.17%, 01/16/30
(i)
2,785 2,818,561
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30
(i)
..................... 2,056 2,018,904
(1-day SOFR + 1.26%), 5.66%, 04/18/30
(i)
1,715 1,768,326
(1-day SOFR + 1.22%), 5.04%, 07/19/30
(i)
1,445 1,456,064
(1-day SOFR + 1.14%), 2.70%, 01/22/31
(i)
3,011 2,689,100
(1-day SOFR + 3.12%), 3.62%, 04/01/31
(i)
2,629 2,462,587
(1-day SOFR + 1.03%), 1.79%, 02/13/32
(i)
2,243 1,838,033
7.25%, 04/01/32 .................. 2,063 2,380,248
(1-day SOFR + 1.02%), 1.93%, 04/28/32
(i)
2,790 2,293,716
(1-day SOFR + 1.18%), 2.24%, 07/21/32
(i)
3,125 2,609,976
(1-day SOFR + 1.20%), 2.51%, 10/20/32
(i)
1,588 1,340,326
(1-day SOFR + 1.29%), 2.94%, 01/21/33
(i)
2,698 2,336,567
(1-day SOFR + 2.08%), 4.89%, 07/20/33
(i)
1,285 1,267,346
(1-day SOFR + 2.56%), 6.34%, 10/18/33
(i)
2,535 2,742,093
(1-day SOFR + 1.87%), 5.25%, 04/21/34
(i)
2,925 2,939,267
(1-day SOFR + 1.88%), 5.42%, 07/21/34
(i)
1,875 1,902,960
(1-day SOFR + 2.05%), 6.63%, 11/01/34
(i)
. 1,515 1,669,509
(1-day SOFR + 1.73%), 5.47%, 01/18/35
(i)
2,325 2,367,883
(1-day SOFR + 1.58%), 5.83%, 04/19/35
(i)
3,005 3,141,063
(1-day SOFR + 1.56%), 5.32%, 07/19/35
(i)
2,770 2,791,846
(1-day SOFR + 1.36%), 2.48%, 09/16/36
(i)
2,913 2,362,931
(1-day SOFR + 2.62%), 5.30%, 04/20/37
(i)
1,220 1,196,966
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38
(i)
..................... 1,270 1,295,548
3.97%, 07/22/38
(i)
................. 2,224 1,950,210
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39
(i)
..................... 900 912,176
(3-mo. CME Term SOFR + 1.69%), 4.46%,
04/22/39
(i)
..................... 1,621 1,492,688
(1-day SOFR + 1.49%), 3.22%, 04/22/42
(i)
2,285 1,759,245
6.38%, 07/24/42 .................. 2,097 2,374,062
4.30%, 01/27/45 .................. 2,655 2,338,005
4.38%, 01/22/47 .................. 2,334 2,060,309

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 4.84%), 5.60%, 03/24/51
(i)
USD 1,985 $ 2,071,501
(1-day SOFR + 1.43%), 2.80%, 01/25/52
(i)
2,064 1,350,282
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 .................. 10 9,719
6.15%, 05/17/29
(c)
................. 255 254,193
MSCI, Inc.
(c)
4.00%, 11/15/29 .................. 810 767,467
3.63%, 09/01/30 .................. 1,028 940,687
3.88%, 02/15/31 .................. 1,280 1,176,947
3.63%, 11/01/31 .................. 735 659,050
3.25%, 08/15/33 .................. 860 731,922
Mumtalakat Sukuk Holding Co., 4.10%,
01/21/27
(e)
..................... 400 379,939
Nasdaq, Inc.
3.85%, 06/30/26 .................. 1,010 993,717
5.35%, 06/28/28 .................. 1,065 1,091,406
1.65%, 01/15/31 .................. 803 660,986
5.55%, 02/15/34 .................. 1,500 1,538,441
2.50%, 12/21/40 .................. 790 534,679
3.25%, 04/28/50 .................. 640 440,108
3.95%, 03/07/52 .................. 105 80,001
5.95%, 08/15/53 .................. 885 920,332
6.10%, 06/28/63 .................. 595 626,061
National Securities Clearing Corp.
(c)
0.75%, 12/07/25 .................. 250 237,055
5.15%, 06/26/26 .................. 425 428,060
5.10%, 11/21/27 .................. 1,340 1,361,978
5.00%, 05/30/28 .................. 420 425,431
4.90%, 06/26/29 .................. 500 507,230
Neuberger Berman Group LLC
(c)
4.50%, 03/15/27 .................. 520 504,678
4.88%, 04/15/45 .................. 475 391,205
New Mountain Finance Corp., 6.88%, 02/01/29 5 4,998
NH Investment & Securities Co. Ltd., 1.88%,
10/07/26
(e)
..................... 400 373,003
Nomura Holdings, Inc.
5.71%, 01/09/26 .................. 510 513,253
1.65%, 07/14/26 .................. 1,260 1,177,966
2.33%, 01/22/27 .................. 1,050 982,584
5.59%, 07/02/27 .................. 600 608,800
5.39%, 07/06/27 .................. 400 404,608
5.84%, 01/18/28 .................. 530 543,283
6.07%, 07/12/28 .................. 420 435,686
2.17%, 07/14/28 .................. 1,065 956,577
2.71%, 01/22/29 .................. 1,070 970,900
5.61%, 07/06/29 .................. 450 460,553
3.10%, 01/16/30 .................. 1,000 902,185
2.68%, 07/16/30 .................. 1,090 949,490
2.61%, 07/14/31 .................. 865 728,512
3.00%, 01/22/32 .................. 850 727,195
6.18%, 01/18/33 .................. 590 625,156
6.09%, 07/12/33 .................. 430 455,692
5.78%, 07/03/34 .................. 880 904,635
Northern Trust Corp.
3.95%, 10/30/25 .................. 790 780,217
4.00%, 05/10/27 .................. 1,435 1,415,294
3.65%, 08/03/28 .................. 856 830,853
3.15%, 05/03/29 .................. 834 785,262
1.95%, 05/01/30 .................. 1,150 996,129
(3-mo. LIBOR USD + 1.13%), 3.38%,
05/08/32
(i)
..................... 1,324 1,265,699
6.13%, 11/02/32 .................. 350 376,966
Nuveen LLC
(c)
4.00%, 11/01/28 .................. 1,093 1,064,182
5.55%, 01/15/30 .................. 490 502,179
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.85%, 04/15/34 .................. USD 620 $ 637,555
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 .................. 750 691,534
7.10%, 02/15/29 .................. 510 525,304
Oaktree Strategic Credit Fund
(c)
8.40%, 11/14/28 .................. 255 274,360
6.50%, 07/23/29 .................. 350 351,824
Osaic Holdings, Inc., 10.75%, 08/01/27
(c)(d)
.. 320 326,481
Otel Sukuk Ltd., 5.38%, 01/24/31
(e)
....... 600 591,538
Pioneer Reward Ltd.
(e)
2.00%, 04/09/26 .................. 800 762,705
5.25%, 08/09/26 .................. 400 402,944
Prospect Capital Corp.
3.71%, 01/22/26
(d)
................. 650 624,802
3.36%, 11/15/26 .................. 505 470,980
3.44%, 10/15/28
(d)
................. 560 489,194
PTT Treasury Center Co. Ltd.
(e)
4.50%, 10/25/42 .................. 200 176,622
3.70%, 07/16/70 .................. 600 422,144
Raymond James Financial, Inc.
4.65%, 04/01/30 .................. 567 564,982
4.95%, 07/15/46 .................. 807 749,622
3.75%, 04/01/51 .................. 501 377,592
Rongshi International Finance Ltd.
(e)
1.50%, 11/05/25 .................. 200 191,570
1.88%, 11/22/26 .................. 600 562,012
3.63%, 05/04/27 .................. 800 781,262
S&P Global, Inc.
2.95%, 01/22/27 .................. 575 552,380
2.45%, 03/01/27 .................. 850 805,940
4.75%, 08/01/28 .................. 650 655,161
2.70%, 03/01/29 .................. 1,030 952,044
4.25%, 05/01/29 .................. 953 939,921
2.50%, 12/01/29 .................. 555 502,573
1.25%, 08/15/30 .................. 1,176 975,934
2.90%, 03/01/32 .................. 370 327,039
5.25%, 09/15/33
(c)
................. 260 268,928
3.25%, 12/01/49 .................. 969 697,156
3.70%, 03/01/52 .................. 970 753,868
2.30%, 08/15/60 .................. 1,613 869,642
3.90%, 03/01/62 .................. 210 162,020
Senaat Sukuk Ltd., 4.76%, 12/05/25
(e)
..... 200 198,142
SFG International Holdings Co. Ltd., 2.40%,
06/03/26
(e)
..................... 200 186,983
Shenwan Hongyuan International Finance Ltd.,
1.80%, 07/14/26
(e)
................ 200 188,328
Sixth Street Lending Partners, 6.50%,
03/11/29
(c)
..................... 525 532,161
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 .................. 320 300,618
6.95%, 08/14/28 .................. 30 31,098
6.13%, 03/01/29 .................. 50 50,397
State Elite Global Ltd., 1.50%, 09/29/26
(e)
... 600 560,615
State Street Corp.
3.55%, 08/18/25 .................. 1,208 1,190,870
2.65%, 05/19/26 .................. 922 890,367
5.27%, 08/03/26 .................. 705 711,382
(1-day SOFR + 1.35%), 5.75%, 11/04/26
(i)
. 828 834,489
4.99%, 03/18/27 .................. 1,000 1,009,156
(1-day SOFR + 0.56%), 1.68%, 11/18/27
(i)
. 310 289,082
(1-day SOFR + 0.73%), 2.20%, 02/07/28
(i)
350 329,575
(1-day SOFR + 1.72%), 5.82%, 11/04/28
(i)
. 230 237,800
(1-day SOFR + 1.48%), 5.68%, 11/21/29
(i)
. 1,120 1,163,609
(3-mo. CME Term SOFR + 1.29%), 4.14%,
12/03/29
(i)
..................... 435 424,961

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.40%, 01/24/30 .................. USD 1,553 $ 1,398,357
2.20%, 03/03/31 .................. 455 389,525
(1-day SOFR + 2.65%), 3.15%, 03/30/31
(i)
738 681,345
(1-day SOFR + 1.00%), 2.62%, 02/07/33
(i)
840 720,195
(1-day SOFR + 1.61%), 4.42%, 05/13/33
(i)
270 260,614
(1-day SOFR + 1.73%), 4.16%, 08/04/33
(i)
437 414,868
(1-day SOFR + 1.57%), 4.82%, 01/26/34
(i)
800 791,035
(1-day SOFR + 1.89%), 5.16%, 05/18/34
(i)
595 601,730
(1-day SOFR + 1.49%), 3.03%, 11/01/34
(i)
. 1,323 1,192,991
(1-day SOFR + 1.96%), 6.12%, 11/21/34
(i)
. 620 657,900
Stifel Financial Corp., 4.00%, 05/15/30 ..... 230 216,680
StoneX Group, Inc., 7.88%, 03/01/31
(c)
..... 490 510,138
Suci Second Investment Co.
(e)
6.00%, 10/25/28 .................. 2,000 2,079,643
5.17%, 03/05/31 .................. 1,200 1,208,511
6.25%, 10/25/33 .................. 1,400 1,530,566
SURA Asset Management SA, 4.38%,
04/11/27
(e)
..................... 400 386,269
Temasek Financial I Ltd.
(c)
3.63%, 08/01/28
(d)
................. 1,100 1,078,195
1.00%, 10/06/30 .................. 500 412,163
1.63%, 08/02/31 .................. 1,000 835,098
5.38%, 11/23/39 .................. 500 559,316
2.38%, 08/02/41 .................. 500 371,065
3.38%, 07/23/42
(d)
................. 500 436,041
2.25%, 04/06/51 .................. 850 557,821
2.75%, 08/02/61 .................. 850 579,614
2.50%, 10/06/70 .................. 1,000 639,983
TFI Overseas Investment Ltd., 6.25%,
05/31/26
(e)
..................... 600 583,380
TPG Operating Group II LP, 5.88%, 03/05/34 . 515 529,033
UBS AG
5.80%, 09/11/25 .................. 565 569,685
1.25%, 06/01/26 .................. 1,940 1,818,766
1.25%, 08/07/26 .................. 1,470 1,367,671
5.00%, 07/09/27 .................. 1,420 1,427,755
7.50%, 02/15/28 .................. 910 985,873
5.65%, 09/11/28 .................. 610 631,643
4.50%, 06/26/48 .................. 1,522 1,377,835
UBS Group AG
4.13%, 09/24/25
(c)
................. 2,030 2,003,129
4.13%, 04/15/26
(c)
................. 2,303 2,265,283
4.55%, 04/17/26 .................. 1,763 1,747,782
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(c)(i)
................... 1,390 1,398,952
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(c)(i)
................... 2,218 2,091,779
(SOFR Index + 0.98%), 1.31%, 02/02/27
(c)(i)
3,715 3,500,083
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70%,
08/05/27
(c)(i)
................... 1,330 1,317,802
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(c)(i)
................... 1,535 1,425,818
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33%,
12/22/27
(c)(i)
................... 1,570 1,612,987
4.28%, 01/09/28
(c)
................. 1,585 1,544,768
4.25%, 03/23/28
(c)
................. 1,770 1,721,775
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75%,
05/12/28
(c)(i)
................... 1,195 1,184,756
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(c)(i)
1,610 1,669,946
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. LIBOR USD + 1.41%), 3.87%,
01/12/29
(c)(i)
................... USD 2,127 $ 2,044,525
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29
(c)(i)
................... 1,710 1,786,472
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 5.43%,
02/08/30
(c)(i)
................... 3,345 3,394,653
(3-mo. LIBOR USD + 1.47%), 3.13%,
08/13/30
(c)(i)
................... 1,780 1,632,317
(USISSO01 + 1.34%), 5.62%, 09/13/30
(c)(i)
235 240,207
(1-day SOFR + 3.73%), 4.19%, 04/01/31
(c)(i)
2,490 2,369,580
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.10%,
02/11/32
(c)(i)
.................... 675 556,404
(1-day SOFR + 1.73%), 3.09%, 05/14/32
(c)(i)
1,910 1,670,578
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75%,
02/11/33
(c)(i)
.................... 1,480 1,243,624
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 4.99%,
08/05/33
(c)(i)
................... 1,295 1,265,584
(1-day SOFR + 3.92%), 6.54%, 08/12/33
(c)(i)
2,265 2,433,363
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(c)(i)
1,490 1,837,430
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(c)(i)
................... 1,545 1,603,675
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(c)(i)
................... 2,440 2,597,146
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70%,
02/08/35
(c)(i)
................... 1,505 1,539,317
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 3.18%,
02/11/43
(c)(i)
.................... 1,468 1,074,631
4.88%, 05/15/45 .................. 2,127 1,983,154
USAA Capital Corp., 5.25%, 06/01/27
(c)
.... 300 305,020
VFH Parent LLC, 7.50%, 06/15/31
(c)
...... 325 334,708
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33
(c)
................ 70 72,865
XP, Inc., 6.75%, 07/02/29
(c)
............ 400 406,671
Zhongyuan Zhicheng Co. Ltd., 3.20%,
07/06/26
(e)
..................... 200 190,251
618,679,911
Chemicals — 0.5%
Air Liquide Finance SA
(c)
2.50%, 09/27/26 .................. 1,130 1,078,838
2.25%, 09/10/29 .................. 800 720,293
3.50%, 09/27/46 .................. 170 133,495
Air Products & Chemicals, Inc.
1.50%, 10/15/25 .................. 435 418,215
2.05%, 05/15/30 .................. 930 814,347
4.85%, 02/08/34 .................. 850 852,356
2.70%, 05/15/40 .................. 1,238 906,991
2.80%, 05/15/50 .................. 932 621,180
Air Products and Chemicals, Inc.
1.85%, 05/15/27 .................. 611 568,572
4.60%, 02/08/29 .................. 960 966,883
4.75%, 02/08/31 .................. 930 939,918
4.80%, 03/03/33 .................. 635 638,605
Albemarle Corp.
4.65%, 06/01/27 .................. 220 218,093
5.05%, 06/01/32
(d)
................. 910 877,710
5.45%, 12/01/44 .................. 602 551,365

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.65%, 06/01/52 .................. USD 230 $ 199,042
Alpek SAB de CV
(e)
4.25%, 09/18/29 .................. 400 374,908
3.25%, 02/25/31 .................. 600 518,750
Ashland, Inc.
3.38%, 09/01/31
(c)
................. 420 362,332
6.88%, 05/15/43 .................. 250 258,367
ASP Unifrax Holdings, Inc.
(c)
5.25%, 09/30/28 .................. 725 387,649
7.50%, 09/30/29
(d)
................. 355 182,074
Avient Corp.
(c)
5.75%, 05/15/25 .................. 300 299,267
7.13%, 08/01/30 .................. 650 667,529
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................ 485 508,657
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 462 452,630
3.38%, 02/15/29 .................. 625 568,540
Bayport Polymers LLC, 5.14%, 04/14/32
(c)
... 65 61,619
Braskem America Finance Co., 7.13%,
07/22/41
(d)(e)
.................... 600 555,005
Braskem Idesa SAPI
(e)
7.45%, 11/15/29
(d)
................. 1,000 805,309
6.99%, 02/20/32 .................. 1,000 756,167
Braskem Netherlands Finance BV
(e)
4.50%, 01/10/28
(d)
................. 1,000 923,334
4.50%, 01/31/30 .................. 1,400 1,210,172
8.50%, 01/12/31 .................. 800 826,441
7.25%, 02/13/33 .................. 1,000 964,309
5.88%, 01/31/50 .................. 800 596,164
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 8.22%), 8.50%,
01/23/81
(i)
..................... 400 403,508
Cabot Corp.
4.00%, 07/01/29 .................. 470 452,671
5.00%, 06/30/32 .................. 280 277,641
Celanese US Holdings LLC
1.40%, 08/05/26 .................. 445 413,283
6.17%, 07/15/27 .................. 1,760 1,808,757
6.35%, 11/15/28 .................. 985 1,028,757
6.33%, 07/15/29 .................. 780 816,190
6.55%, 11/15/30 .................. 1,150 1,223,529
6.38%, 07/15/32 .................. 890 935,585
6.70%, 11/15/33 .................. 635 683,019
Cerdia Finanz GmbH, 10.50%, 02/15/27
(c)(d)
.. 455 468,596
CF Industries, Inc.
4.50%, 12/01/26
(c)
................. 760 749,762
5.15%, 03/15/34 .................. 725 718,249
4.95%, 06/01/43 .................. 1,171 1,051,476
5.38%, 03/15/44 .................. 625 589,431
Chemours Co. (The)
5.38%, 05/15/27 .................. 415 398,627
5.75%, 11/15/28
(c)
................. 720 674,084
4.63%, 11/15/29
(c)
................. 562 492,507
Chevron Phillips Chemical Co. LLC
(c)
3.40%, 12/01/26 .................. 815 788,124
3.70%, 06/01/28 .................. 270 260,437
CNAC HK Finbridge Co. Ltd.
(e)
2.00%, 09/22/25 .................. 600 578,672
4.13%, 07/19/27 .................. 1,400 1,369,274
5.13%, 03/14/28 .................. 1,350 1,355,767
3.88%, 06/19/29 .................. 600 571,482
3.00%, 09/22/30 .................. 1,000 896,168
Consolidated Energy Finance SA
(c)
6.50%, 05/15/26 .................. 200 194,089
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.63%, 10/15/28 .................. USD 500 $ 400,610
12.00%, 02/15/31 ................. 565 564,895
CVR Partners LP, 6.13%, 06/15/28
(c)
...... 515 498,740
Dow Chemical Co. (The)
4.80%, 11/30/28 .................. 1,105 1,110,655
7.38%, 11/01/29 .................. 1,035 1,160,273
2.10%, 11/15/30 .................. 870 751,526
6.30%, 03/15/33
(d)
................. 625 673,174
5.15%, 02/15/34 .................. 595 593,863
4.25%, 10/01/34 .................. 702 655,659
9.40%, 05/15/39 .................. 441 600,793
5.25%, 11/15/41 .................. 1,013 964,032
4.38%, 11/15/42 .................. 1,163 991,804
4.63%, 10/01/44 .................. 561 491,116
5.55%, 11/30/48 .................. 840 820,114
4.80%, 05/15/49 .................. 544 473,662
3.60%, 11/15/50 .................. 1,106 793,513
6.90%, 05/15/53 .................. 830 947,876
5.60%, 02/15/54 .................. 450 443,621
DuPont de Nemours, Inc.
4.49%, 11/15/25 .................. 1,767 1,752,547
4.73%, 11/15/28 .................. 2,873 2,899,747
5.32%, 11/15/38 .................. 1,056 1,119,216
5.42%, 11/15/48 .................. 1,086 1,146,285
Eastman Chemical Co.
4.50%, 12/01/28 .................. 492 484,777
5.00%, 08/01/29 .................. 190 190,697
5.75%, 03/08/33 .................. 300 308,134
5.63%, 02/20/34 .................. 315 319,523
4.80%, 09/01/42 .................. 805 720,856
4.65%, 10/15/44 .................. 1,019 882,343
Ecolab, Inc.
2.70%, 11/01/26 .................. 815 781,551
1.65%, 02/01/27 .................. 100 93,247
3.25%, 12/01/27 .................. 264 253,267
5.25%, 01/15/28 .................. 581 595,546
4.80%, 03/24/30 .................. 865 878,361
1.30%, 01/30/31 .................. 683 556,238
2.13%, 02/01/32 .................. 1,095 924,789
5.50%, 12/08/41 .................. 50 51,353
3.95%, 12/01/47 .................. 470 391,121
2.13%, 08/15/50 .................. 920 528,826
2.70%, 12/15/51 .................. 583 373,225
2.75%, 08/18/55 .................. 474 297,048
EIDP, Inc.
4.50%, 05/15/26 .................. 330 328,710
2.30%, 07/15/30 .................. 597 527,630
4.80%, 05/15/33 .................. 110 109,259
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 740 686,376
FMC Corp.
5.15%, 05/18/26 .................. 380 380,345
3.20%, 10/01/26 .................. 523 502,029
3.45%, 10/01/29 .................. 676 622,256
5.65%, 05/18/33
(d)
................. 600 605,891
4.50%, 10/01/49 .................. 535 421,082
6.38%, 05/18/53 .................. 555 567,763
FXI Holdings, Inc.
12.25%, 11/15/26
(c)(d)
............... 1,136 1,130,979
GC Treasury Center Co. Ltd.
(e)
2.98%, 03/18/31 .................. 1,200 1,036,474
4.30%, 03/18/51 .................. 300 237,284
GPD Cos., Inc., 10.13%, 04/01/26
(c)
....... 445 414,979
Hanwha Totalenergies Petrochemical Co. Ltd.,
5.50%, 07/18/29
(e)
................ 400 406,632

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co.
4.00%, 02/15/27 .................. USD 300 $ 290,083
4.25%, 10/15/28 .................. 290 270,723
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 340 295,104
Huntsman International LLC
4.50%, 05/01/29 .................. 794 765,533
2.95%, 06/15/31 .................. 363 304,642
ICL Group Ltd., 6.38%, 05/31/38
(c)(e)
....... 753 712,463
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... 419 421,770
INEOS Finance plc
(c)
6.75%, 05/15/28 .................. 400 401,914
7.50%, 04/15/29 .................. 590 601,401
INEOS Quattro Finance 2 plc
(c)
3.38%, 01/15/26 .................. 200 192,385
9.63%, 03/15/29 .................. 360 385,882
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 510 467,178
Innophos Holdings, Inc., 9.38%, 02/15/28
(c)(d)
. 275 238,124
International Flavors & Fragrances, Inc.
1.23%, 10/01/25
(c)
................. 843 804,558
1.83%, 10/15/27
(c)
................. 1,305 1,184,386
4.45%, 09/26/28 .................. 275 269,324
2.30%, 11/01/30
(c)
................. 1,108 946,613
3.27%, 11/15/40
(c)
................. 270 196,972
4.38%, 06/01/47 .................. 906 719,279
5.00%, 09/26/48 .................. 925 815,587
3.47%, 12/01/50
(c)
................. 765 516,335
Iris Holdings, Inc., 8.75%, (8.75% Cash or
9.50% PIK), 02/15/26
(c)(h)
............ 175 145,413
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 186 148,447
LG Chem Ltd.
(e)
1.38%, 07/07/26 .................. 600 559,155
3.63%, 04/15/29 .................. 400 379,085
2.38%, 07/07/31 .................. 400 337,488
Linde, Inc.
4.70%, 12/05/25 .................. 560 559,720
3.20%, 01/30/26 .................. 389 380,308
1.10%, 08/10/30 .................. 645 531,908
3.55%, 11/07/42 .................. 291 236,426
2.00%, 08/10/50 .................. 725 405,808
LSB Industries, Inc., 6.25%, 10/15/28
(c)
..... 505 491,485
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... 320 307,016
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... 520 593,912
LYB Finance Co. BV, 8.10%, 03/15/27
(c)
.... 430 458,333
LYB International Finance BV
5.25%, 07/15/43 .................. 577 536,432
4.88%, 03/15/44 .................. 1,049 933,817
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 30 28,950
LYB International Finance III LLC
1.25%, 10/01/25 .................. 570 544,337
2.25%, 10/01/30 .................. 605 524,872
5.63%, 05/15/33 .................. 460 477,747
5.50%, 03/01/34 .................. 690 698,236
3.38%, 10/01/40 .................. 655 494,183
4.20%, 10/15/49 .................. 875 687,163
4.20%, 05/01/50 .................. 979 763,348
3.63%, 04/01/51 .................. 1,016 717,294
3.80%, 10/01/60 .................. 695 484,053
LyondellBasell Industries NV, 4.63%, 02/26/55
(d)
585 484,647
Mativ Holdings, Inc., 6.88%, 10/01/26
(c)
.... 240 239,779
MEGlobal BV
(e)
4.25%, 11/03/26 .................. 1,100 1,072,993
2.63%, 04/28/28 .................. 600 545,177
MEGlobal Canada ULC, 5.88%, 05/18/30
(e)
.. 600 614,002
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex Corp.
5.13%, 10/15/27 .................. USD 630 $ 613,335
5.25%, 12/15/29 .................. 631 614,186
5.65%, 12/01/44 .................. 275 240,801
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
380 365,933
Mosaic Co. (The)
4.05%, 11/15/27 .................. 825 802,606
5.38%, 11/15/28 .................. 370 377,142
5.45%, 11/15/33 .................. 609 616,585
4.88%, 11/15/41 .................. 495 444,431
5.63%, 11/15/43 .................. 340 332,783
NewMarket Corp., 2.70%, 03/18/31 ....... 390 333,313
Nufarm Australia Ltd., 5.00%, 01/27/30
(c)
.... 340 311,847
Nutrien Ltd.
5.95%, 11/07/25 .................. 575 581,210
4.00%, 12/15/26 .................. 773 757,169
5.20%, 06/21/27 .................. 450 454,572
4.90%, 03/27/28 .................. 665 666,795
4.20%, 04/01/29 .................. 733 715,943
2.95%, 05/13/30 .................. 946 856,106
5.40%, 06/21/34 .................. 450 452,279
4.13%, 03/15/35 .................. 279 252,993
5.88%, 12/01/36 .................. 405 423,851
5.63%, 12/01/40 .................. 175 173,195
6.13%, 01/15/41 .................. 165 172,285
4.90%, 06/01/43 .................. 204 186,393
5.25%, 01/15/45 .................. 573 540,432
5.00%, 04/01/49 .................. 596 537,507
3.95%, 05/13/50 .................. 395 305,164
5.80%, 03/27/53 .................. 530 535,613
OCI NV
(c)
4.63%, 10/15/25 .................. 548 541,904
6.70%, 03/16/33 .................. 325 323,985
Olin Corp.
5.13%, 09/15/27 .................. 461 450,480
5.63%, 08/01/29 .................. 600 593,071
5.00%, 02/01/30 .................. 464 442,620
Olympus Water US Holding Corp.
(c)
7.13%, 10/01/27 .................. 300 303,010
4.25%, 10/01/28 .................. 735 677,988
9.75%, 11/15/28 .................. 1,550 1,648,525
6.25%, 10/01/29
(d)
................. 380 348,699
7.25%, 06/15/31 .................. 590 590,719
Orbia Advance Corp. SAB de CV
(e)
1.88%, 05/11/26 .................. 405 380,436
4.00%, 10/04/27 .................. 400 381,689
2.88%, 05/11/31 .................. 400 338,548
6.75%, 09/19/42 .................. 400 395,956
5.88%, 09/17/44 .................. 800 725,500
5.50%, 01/15/48 .................. 600 511,851
Polar US Borrower LLC, 6.75%, 05/15/26
(c)(d)
. 230 63,418
PPG Industries, Inc.
1.20%, 03/15/26 .................. 475 447,370
3.75%, 03/15/28 .................. 371 359,611
2.80%, 08/15/29 .................. 225 206,210
2.55%, 06/15/30 .................. 85 75,827
Rain Carbon, Inc., 12.25%, 09/01/29
(c)(d)
.... 395 426,676
Rayonier AM Products, Inc., 7.63%, 01/15/26
(c)
433 411,892
Rohm and Haas Co., 7.85%, 07/15/29 ..... 150 168,010
RPM International, Inc.
3.75%, 03/15/27 .................. 730 708,173
4.55%, 03/01/29 .................. 880 864,524
2.95%, 01/15/32 .................. 245 211,464
5.25%, 06/01/45 .................. 210 197,162
4.25%, 01/15/48 .................. 195 165,908

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SABIC Capital I BV
(e)
2.15%, 09/14/30 .................. USD 400 $ 341,833
3.00%, 09/14/50 .................. 600 423,199
SABIC Capital II BV, 4.50%, 10/10/28
(e)
.... 800 790,515
Sasol Financing USA LLC
4.38%, 09/18/26
(d)
................. 600 573,280
6.50%, 09/27/28 .................. 600 582,427
8.75%, 05/03/29
(e)
................. 1,000 1,034,420
5.50%, 03/18/31 .................. 800 692,219
SCIH Salt Holdings, Inc.
(c)
4.88%, 05/01/28 .................. 979 912,303
6.63%, 05/01/29
(d)
................. 630 593,181
SCIL IV LLC, 5.38%, 11/01/26
(c)
......... 605 590,514
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26
(d)
................. 255 252,035
4.50%, 10/15/29 .................. 390 362,491
4.00%, 04/01/31 .................. 465 410,651
4.38%, 02/01/32 .................. 380 336,332
Sherwin-Williams Co. (The)
3.45%, 08/01/25 .................. 508 499,177
4.25%, 08/08/25 .................. 220 218,086
3.95%, 01/15/26 .................. 520 512,831
3.45%, 06/01/27 .................. 1,656 1,599,893
2.95%, 08/15/29 .................. 874 804,620
2.30%, 05/15/30 .................. 510 447,165
2.20%, 03/15/32 .................. 525 438,730
4.00%, 12/15/42 .................. 80 65,937
4.55%, 08/01/45 .................. 420 363,718
4.50%, 06/01/47 .................. 1,229 1,070,276
3.80%, 08/15/49 .................. 500 386,530
3.30%, 05/15/50 .................. 340 237,945
2.90%, 03/15/52 .................. 585 375,434
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 595 554,105
SNF Group SACA
(c)
3.13%, 03/15/27 .................. 285 264,139
3.38%, 03/15/30 .................. 315 270,955
Solvay Finance America LLC
(c)
5.65%, 06/04/29 .................. 400 409,771
5.85%, 06/04/34 .................. 425 435,881
Syngenta Finance NV, 5.18%, 04/24/28
(c)
... 685 685,981
TPC Group, Inc., 13.00%, 12/16/27
(c)
...... 50 51,180
Trinseo Materials Operating SCA, 5.13%,
04/01/29
(c)(d)
.................... 340 131,422
Tronox, Inc., 4.63%, 03/15/29
(c)
......... 970 883,834
UPL Corp. Ltd., 4.63%, 06/16/30
(e)
....... 400 337,804
Vibrantz Technologies, Inc., 9.00%, 02/15/30
(c)(d)
703 629,325
Westlake Corp.
3.60%, 08/15/26 .................. 731 712,920
3.38%, 06/15/30 .................. 360 332,469
2.88%, 08/15/41 .................. 875 603,946
5.00%, 08/15/46 .................. 593 531,492
4.38%, 11/15/47 .................. 385 318,171
3.13%, 08/15/51 .................. 650 419,691
3.38%, 08/15/61 .................. 485 301,815
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 .................. 665 643,804
5.63%, 08/15/29 .................. 1,029 941,992
7.38%, 03/01/31 .................. 255 261,738
Yara International ASA
3.80%, 06/06/26
(c)
................. 65 63,334
4.75%, 06/01/28
(c)
................. 1,025 1,009,484
3.15%, 06/04/30
(c)
................. 855 762,108
Security
Par (000)
Par (000) Value
Chemicals (continued)
7.38%, 11/14/32
(e)
................. USD 480 $ 532,379
156,260,090
Commercial Services & Supplies — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29
(c)(d)
... 515 470,044
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 .................. 890 830,338
4.88%, 07/15/32 .................. 660 612,870
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 .................. 145 145,156
9.75%, 07/15/27 .................. 944 943,095
4.63%, 06/01/28 .................. 1,930 1,779,523
6.00%, 06/01/29
(d)
................. 855 744,592
7.88%, 02/15/31 .................. 1,360 1,384,062
Ambipar Lux SARL, 9.88%, 02/06/31
(d)(e)
.... 800 783,237
APi Group DE, Inc.
(c)
4.13%, 07/15/29
(d)
................. 283 260,738
4.75%, 10/15/29 .................. 280 266,275
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 510 509,974
5.75%, 07/15/29 .................. 745 724,779
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 1,008 984,756
Bidvest Group UK plc (The), 3.63%, 09/23/26
(e)
800 760,874
Brink's Co. (The)
(c)
5.50%, 07/15/25 .................. 305 304,317
4.63%, 10/15/27 .................. 544 527,384
6.50%, 06/15/29 .................. 290 295,594
6.75%, 06/15/32 .................. 355 361,908
California Endowment (The), Series 2021,
2.50%, 04/01/51 ................. 460 291,120
Cimpress plc, 7.00%, 06/15/26 .......... 405 404,590
Cintas Corp. No. 2
3.70%, 04/01/27 .................. 994 970,567
4.00%, 05/01/32 .................. 280 267,897
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 .................. 490 479,475
5.13%, 07/15/29 .................. 265 256,220
6.38%, 02/01/31 .................. 480 485,862
CoreCivic, Inc.
4.75%, 10/15/27
(d)
................. 245 232,195
8.25%, 04/15/29 .................. 450 473,409
Deluxe Corp., 8.00%, 06/01/29
(c)
......... 440 416,227
DP World Crescent Ltd.
(e)
4.85%, 09/26/28 .................. 1,000 993,170
3.88%, 07/18/29 .................. 1,200 1,140,327
3.75%, 01/30/30 .................. 400 375,599
5.50%, 09/13/33 .................. 1,000 1,018,606
Element Fleet Management Corp.
(c)
6.27%, 06/26/26 .................. 375 381,568
5.64%, 03/13/27 .................. 380 385,009
6.32%, 12/04/28 .................. 800 839,435
Enviri Corp., 5.75%, 07/31/27
(c)
......... 465 450,109
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 ......... 695 435,372
Series 2020, 2.82%, 06/01/70 ......... 540 329,120
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. 520 500,871
9.50%, 11/01/27 .................. 547 549,788
7.75%, 02/15/28 .................. 375 387,212
6.00%, 06/01/29 .................. 455 421,473
8.25%, 08/01/32 .................. 430 430,645
GEO Group, Inc. (The)
8.63%, 04/15/29 .................. 600 624,250
10.25%, 04/15/31 ................. 586 628,195

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(c)
3.75%, 08/01/25 .................. USD 670 $ 662,398
5.13%, 12/15/26 .................. 465 460,835
4.00%, 08/01/28 .................. 695 653,124
3.50%, 09/01/28 .................. 695 645,466
4.75%, 06/15/29 .................. 695 661,476
4.38%, 08/15/29 .................. 505 470,806
6.75%, 01/15/31 .................. 875 899,173
Interface, Inc., 5.50%, 12/01/28
(c)
........ 275 266,711
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... 360 358,182
Matthews International Corp., 5.25%,
12/01/25
(c)
..................... 276 272,617
Nature Conservancy (The), Series A, 3.96%,
03/01/52 ...................... 175 147,404
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 2,375 2,324,343
NongHyup Bank
4.00%, 01/06/26
(e)
................. 200 197,517
1.25%, 07/28/26
(e)
................. 200 186,359
4.25%, 07/06/27
(e)
................. 200 197,438
4.88%, 07/03/28
(e)
................. 600 606,063
4.75%, 07/22/29
(c)
................. 200 199,568
Pitney Bowes, Inc.
(c)(d)
6.88%, 03/15/27 .................. 380 374,840
7.25%, 03/15/29 .................. 335 314,976
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 .................. 1,240 1,238,482
3.38%, 08/31/27 .................. 910 849,162
6.25%, 01/15/28
(d)
................. 1,195 1,190,333
Republic Services, Inc.
0.88%, 11/15/25 .................. 868 823,771
2.90%, 07/01/26 .................. 678 655,021
3.38%, 11/15/27 .................. 1,008 969,664
3.95%, 05/15/28 .................. 1,095 1,071,215
4.88%, 04/01/29 .................. 425 429,144
5.00%, 11/15/29 .................. 350 355,724
2.30%, 03/01/30 .................. 1,094 968,781
1.45%, 02/15/31 .................. 740 603,313
1.75%, 02/15/32 .................. 1,035 837,576
2.38%, 03/15/33 .................. 615 506,674
5.00%, 12/15/33 .................. 600 603,275
5.00%, 04/01/34 .................. 560 562,840
5.20%, 11/15/34 .................. 365 372,625
6.20%, 03/01/40 .................. 220 239,258
5.70%, 05/15/41 .................. 288 296,466
3.05%, 03/01/50 .................. 458 315,176
Reworld Holding Corp.
4.88%, 12/01/29
(c)
................. 695 636,246
5.00%, 09/01/30 .................. 380 342,403
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 ................. 729 466,839
RR Donnelley & Sons Co.
(c)
8.50%, 04/15/29 .................. 150 140,842
9.50%, 08/01/29 .................. 640 643,643
10.88%, 08/01/29 ................. 300 299,827
Steelcase, Inc., 5.13%, 01/18/29 ........ 446 430,442
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 470 447,177
Veralto Corp.
(c)
5.50%, 09/18/26 .................. 860 867,830
5.35%, 09/18/28 .................. 865 882,107
5.45%, 09/18/33 .................. 655 668,373
Vericast Corp.
(c)
11.00%, 09/15/26 ................. 1,078 1,106,509
13.00%, 10/15/27 ................. 400 470,114
12.50%, 12/15/27 ................. 325 380,737
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
VM Consolidated, Inc., 5.50%, 04/15/29
(c)
... USD 338 $ 327,289
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(c)
..................... 750 738,729
Waste Connections, Inc.
4.25%, 12/01/28 .................. 395 388,877
3.50%, 05/01/29 .................. 1,392 1,328,182
2.60%, 02/01/30 .................. 202 182,222
2.20%, 01/15/32 .................. 715 597,387
3.20%, 06/01/32 .................. 560 500,195
4.20%, 01/15/33 .................. 675 641,728
5.00%, 03/01/34 .................. 440 441,521
3.05%, 04/01/50 .................. 260 177,389
2.95%, 01/15/52 .................. 865 572,623
Waste Management, Inc.
0.75%, 11/15/25 .................. 376 356,746
4.95%, 07/03/27 .................. 400 404,899
3.15%, 11/15/27 .................. 707 677,891
1.15%, 03/15/28 .................. 533 473,723
4.88%, 02/15/29 .................. 625 634,816
2.00%, 06/01/29 .................. 358 319,494
4.63%, 02/15/30 .................. 905 908,934
1.50%, 03/15/31 .................. 1,150 944,419
4.95%, 07/03/31 .................. 355 360,701
4.15%, 04/15/32 .................. 780 752,417
4.63%, 02/15/33 .................. 585 578,206
4.88%, 02/15/34 .................. 910 913,823
2.95%, 06/01/41 .................. 905 674,850
4.15%, 07/15/49 .................. 1,064 907,920
2.50%, 11/15/50 .................. 419 259,634
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 425 421,815
West Technology Group LLC, 8.50%, 04/10/27
(c)
(d)
.......................... 418 357,851
Williams Scotsman, Inc.
(c)
6.13%, 06/15/25 .................. 200 200,211
4.63%, 08/15/28 .................. 490 466,516
6.63%, 06/15/29 .................. 280 285,144
7.38%, 10/01/31 .................. 480 498,975
WK Kellogg Foundation Trust, 2.44%,
10/01/50
(c)
..................... 90 56,911
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
.. 370 371,394
75,152,144
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(c)
......... 390 358,202
Cisco Systems, Inc.
4.90%, 02/26/26 .................. 820 824,250
2.95%, 02/28/26 .................. 1,053 1,026,242
2.50%, 09/20/26 .................. 1,805 1,733,572
4.80%, 02/26/27 .................. 1,375 1,386,804
4.85%, 02/26/29 .................. 1,395 1,420,762
4.95%, 02/26/31 .................. 1,025 1,045,925
5.05%, 02/26/34 .................. 1,470 1,503,438
5.90%, 02/15/39 .................. 2,470 2,691,128
5.50%, 01/15/40 .................. 2,169 2,251,035
5.30%, 02/26/54 .................. 890 895,335
5.35%, 02/26/64 .................. 740 740,936
CommScope LLC
(c)
6.00%, 03/01/26 .................. 1,354 1,273,326
8.25%, 03/01/27
(d)
................. 870 600,301
7.13%, 07/01/28 .................. 630 396,099
4.75%, 09/01/29 .................. 1,115 812,065
CommScope Technologies LLC, 5.00%,
03/15/27
(c)(d)
.................... 625 409,954
Juniper Networks, Inc.
1.20%, 12/10/25 .................. 768 727,225

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
3.75%, 08/15/29 .................. USD 622 $ 589,818
2.00%, 12/10/30 .................. 830 689,986
5.95%, 03/15/41 .................. 524 533,659
Motorola Solutions, Inc.
4.60%, 02/23/28 .................. 901 898,078
5.00%, 04/15/29 .................. 455 458,269
4.60%, 05/23/29 .................. 1,165 1,155,803
2.30%, 11/15/30 .................. 902 776,562
2.75%, 05/24/31 .................. 770 670,123
5.60%, 06/01/32 .................. 630 649,034
5.40%, 04/15/34 .................. 355 361,340
5.50%, 09/01/44 .................. 476 473,702
Nokia OYJ
4.38%, 06/12/27 .................. 636 619,092
6.63%, 05/15/39 .................. 705 717,531
Viasat, Inc.
(c)
5.63%, 09/15/25 .................. 605 598,725
5.63%, 04/15/27 .................. 545 512,079
7.50%, 05/30/31
(d)
................. 685 503,700
ViaSat, Inc., 6.50%, 07/15/28
(c)(d)
......... 365 296,971
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 375 325,416
Xiaomi Best Time International Ltd.
(e)
3.38%, 04/29/30 .................. 600 546,692
2.88%, 07/14/31 .................. 400 343,661
4.10%, 07/14/51 .................. 800 595,202
32,412,042
Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27 ............ 907 895,422
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(c)
..................... 400 411,176
Anhui Transportation Holding Group HK Ltd.,
1.62%, 08/26/26
(e)
................ 400 370,198
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 374 352,578
Artera Services LLC, 8.50%, 02/15/31
(c)
.... 535 548,109
BCEG HongKong Co. Ltd., 2.22%, 07/02/26
(e)
600 563,250
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(e)(k)
.................... 457 349,496
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... 1,190 1,304,905
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(c)
............. 360 359,017
CCCI Treasure Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.12%), 3.65%
(e)(i)(j)
............... 1,000 961,683
Cellnex Finance Co. SA, 3.88%, 07/07/41
(c)
.. 455 367,364
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(e)
..................... 1,000 968,769
China State Construction Finance Cayman I
Ltd., (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.58%), 3.40%
(e)(i)(j)
400 385,387
Chouzhou International Investment Ltd.
(e)
4.10%, 10/20/25 .................. 200 196,076
5.70%, 06/27/26 .................. 400 400,333
CIMIC Finance USA Pty. Ltd., 7.00%,
03/25/34
(c)
..................... 280 294,884
CRCC Hean Ltd., 1.88%, 05/20/26
(e)
...... 200 189,662
CSCEC Finance Cayman II Ltd., 3.50%,
07/05/27
(e)
..................... 400 387,055
Dianjian Haiyu Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
6.19%), 3.45%
(e)(i)(j)
............... 600 586,064
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 390 368,662
Fluor Corp., 4.25%, 09/15/28
(d)
.......... 549 527,909
Global Infrastructure Solutions, Inc.
(c)
5.63%, 06/01/29 .................. 360 346,633
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
7.50%, 04/15/32 .................. USD 275 $ 277,308
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(c)(d)
.................... 320 287,617
HTA Group Ltd., 7.50%, 06/04/29
(e)
....... 800 806,328
IHS Netherlands Holdco BV, 8.00%, 09/18/27
(e)
800 779,014
INNOVATE Corp., 8.50%, 02/01/26
(c)(d)
..... 312 238,751
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(e)
..................... 400 409,838
Jinan Urban Construction International
Investment Co. Ltd., 2.40%, 09/23/26
(e)
... 400 370,241
LBJ Infrastructure Group LLC, 3.80%,
12/31/57
(c)
..................... 250 164,345
MasTec, Inc.
4.50%, 08/15/28
(c)
................. 700 676,785
5.90%, 06/15/29 .................. 240 245,380
Mexico City Airport Trust
(e)
4.25%, 10/31/26 .................. 800 773,341
3.88%, 04/30/28 .................. 400 376,149
5.50%, 10/31/46 .................. 400 336,694
5.50%, 07/31/47 .................. 1,600 1,346,571
Pike Corp.
(c)
5.50%, 09/01/28 .................. 660 639,901
8.63%, 01/31/31 .................. 330 355,114
Powerchina Roadbridge Group British Virgin
Islands Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.26%),
3.08%
(e)(i)(j)
..................... 600 578,587
Quanta Services, Inc.
2.90%, 10/01/30 .................. 1,280 1,148,612
2.35%, 01/15/32 .................. 450 375,239
3.05%, 10/01/41 .................. 440 318,357
Railworks Holdings LP, 8.25%, 11/15/28
(c)
... 255 259,460
SND International Bvi Co. Ltd., 5.95%,
12/04/26
(e)
..................... 200 201,262
Ste Transcore Holdings, Inc.
4.13%, 05/23/26
(e)
................. 400 395,700
3.38%, 05/05/27
(c)
................. 600 581,138
3.75%, 05/05/32
(c)
................. 400 374,739
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(e)
..................... 400 338,811
Taizhou Urban Construction and Investment
Development Group Co. Ltd., 5.90%,
09/05/26
(e)
..................... 200 200,692
THI Capital Co. Ltd., 5.10%, 05/19/26
(e)
.... 200 198,552
Tutor Perini Corp., 11.88%, 04/30/29
(c)
..... 340 372,122
Valmont Industries, Inc.
5.00%, 10/01/44 .................. 164 151,459
5.25%, 10/01/54 .................. 225 206,148
Vinci SA, 3.75%, 04/10/29
(c)
........... 535 512,841
Weekley Homes LLC, 4.88%, 09/15/28
(c)
.... 385 366,862
Xingcheng Bvi Ltd., 2.38%, 10/08/26
(e)
..... 800 739,035
Zhengzhou Urban Construction Investment
Group Co. Ltd., 5.20%, 08/30/25
(e)
...... 200 198,335
26,735,960
Construction Materials — 0.1%
Cemex SAB de CV
(e)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.53%), 5.13%
(i)
(j)
........................... 800 777,825
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.16%), 9.13%
(i)
(j)
........................... 1,000 1,076,780
5.45%, 11/19/29 .................. 800 796,860
5.20%, 09/17/30
(d)
................. 600 588,534
3.88%, 07/11/31 .................. 900 807,960

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
CRH America, Inc., 5.13%, 05/18/45
(c)
..... USD 885 $ 821,885
Eagle Materials, Inc., 2.50%, 07/01/31 ..... 895 770,143
Eco Material Technologies, Inc., 7.88%,
01/31/27
(c)
..................... 565 574,758
GCC SAB de CV, 3.61%, 04/20/32
(e)
...... 400 346,467
Inversiones CMPC SA
(e)
4.38%, 04/04/27 .................. 400 388,528
3.85%, 01/13/30 .................. 400 367,476
3.00%, 04/06/31 .................. 400 341,415
6.13%, 06/23/33 .................. 1,000 1,023,664
6.13%, 02/26/34 .................. 400 410,649
Knife River Corp., 7.75%, 05/01/31
(c)
...... 395 415,232
Lafarge SA, 7.13%, 07/15/36 ........... 290 332,829
Martin Marietta Materials, Inc.
3.45%, 06/01/27 .................. 720 697,236
3.50%, 12/15/27 .................. 504 486,586
Series CB, 2.50%, 03/15/30 .......... 355 315,681
2.40%, 07/15/31 .................. 930 791,662
4.25%, 12/15/47 .................. 800 668,847
3.20%, 07/15/51 .................. 870 597,343
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 .................. 1,010 999,913
8.88%, 11/15/31 .................. 970 1,045,338
UltraTech Cement Ltd., 2.80%, 02/16/31
(e)
... 400 345,299
Vulcan Materials Co.
3.90%, 04/01/27 .................. 190 186,350
3.50%, 06/01/30 .................. 980 916,212
4.50%, 06/15/47 .................. 809 698,265
4.70%, 03/01/48 .................. 552 492,845
West China Cement Ltd., 4.95%, 07/08/26
(e)
. 800 655,350
18,737,932
Consumer Finance — 0.9%
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(c)
640 643,515
Ally Financial, Inc.
5.75%, 11/20/25 .................. 904 905,682
4.75%, 06/09/27 .................. 760 749,886
7.10%, 11/15/27 .................. 1,105 1,165,958
2.20%, 11/02/28 .................. 1,365 1,208,948
(1-day SOFR + 3.26%), 6.99%, 06/13/29
(i)
310 325,907
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(i)
920 963,596
8.00%, 11/01/31 .................. 2,126 2,389,077
6.70%, 02/14/33
(d)
................. 445 456,112
(1-day SOFR + 2.29%), 6.18%, 07/26/35
(i)
160 160,712
American Express Co.
3.95%, 08/01/25 .................. 1,325 1,309,998
4.20%, 11/06/25 .................. 916 909,824
4.90%, 02/13/26 .................. 1,195 1,195,706
3.13%, 05/20/26 .................. 1,336 1,298,896
(1-day SOFR + 1.33%), 6.34%, 10/30/26
(i)
515 522,686
1.65%, 11/04/26 .................. 850 793,311
2.55%, 03/04/27 .................. 1,855 1,758,387
(1-day SOFR + 0.75%), 5.65%, 04/23/27
(i)
1,010 1,021,072
3.30%, 05/03/27 .................. 2,105 2,028,445
(1-day SOFR + 0.97%), 5.39%, 07/28/27
(i)
775 782,363
5.85%, 11/05/27 .................. 1,090 1,129,836
(1-day SOFR + 1.00%), 5.10%, 02/16/28
(i)
1,220 1,226,083
(1-day SOFR + 0.93%), 5.04%, 07/26/28
(i)
530 532,869
4.05%, 05/03/29 .................. 850 835,797
(SOFR Index + 1.28%), 5.28%, 07/27/29
(i)
. 1,370 1,393,004
(1-day SOFR + 1.09%), 5.53%, 04/25/30
(i)
1,220 1,256,164
(1-day SOFR + 1.94%), 6.49%, 10/30/31
(i)
920 999,604
(1-day SOFR + 2.26%), 4.99%, 05/26/33
(i)
555 549,749
(1-day SOFR + 1.76%), 4.42%, 08/03/33
(i)
1,005 968,426
(1-day SOFR + 1.84%), 5.04%, 05/01/34
(i)
980 979,805
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.93%), 5.63%, 07/28/34
(i)
USD 430 $ 441,243
(1-day SOFR + 1.63%), 5.92%, 04/25/35
(i)
365 380,009
(1-day SOFR + 1.42%), 5.28%, 07/26/35
(i)
610 617,240
4.05%, 12/03/42 .................. 2,135 1,849,757
American Express Credit Corp., 3.30%,
05/03/27 ...................... 100 96,992
American Honda Finance Corp.
1.00%, 09/10/25 .................. 576 552,480
5.80%, 10/03/25 .................. 1,120 1,131,277
4.95%, 01/09/26 .................. 580 581,209
4.75%, 01/12/26 .................. 165 164,952
5.25%, 07/07/26 .................. 415 419,025
1.30%, 09/09/26 .................. 705 657,946
2.30%, 09/09/26 .................. 760 723,619
2.35%, 01/08/27 .................. 1,021 967,695
4.90%, 03/12/27 .................. 425 428,203
4.90%, 07/09/27 .................. 425 428,379
4.70%, 01/12/28 .................. 270 271,195
3.50%, 02/15/28 .................. 841 811,478
2.00%, 03/24/28 .................. 515 470,774
5.13%, 07/07/28 .................. 1,225 1,247,081
5.65%, 11/15/28 .................. 525 546,292
2.25%, 01/12/29 .................. 333 301,987
4.90%, 03/13/29 .................. 590 597,831
4.60%, 04/17/30 .................. 615 615,714
5.85%, 10/04/30 .................. 575 611,171
1.80%, 01/13/31 .................. 488 408,918
5.05%, 07/10/31 .................. 465 470,691
4.90%, 01/10/34 .................. 895 890,638
Andrew W Mellon Foundation (The), Series
2020, 0.95%, 08/01/27 ............. 523 473,445
Avation Capital SA, 8.25%, (8.25% Cash or
9.00% PIK), 10/31/26
(c)(d)(h)
........... —
(l)
1
Avolon Holdings Funding Ltd.
(c)
5.50%, 01/15/26 .................. 790 789,710
2.13%, 02/21/26 .................. 790 750,665
4.25%, 04/15/26 .................. 848 831,275
4.38%, 05/01/26 .................. 1,221 1,197,688
3.25%, 02/15/27 .................. 1,290 1,223,963
2.53%, 11/18/27 .................. 2,326 2,128,441
2.75%, 02/21/28 .................. 770 705,851
6.38%, 05/04/28 .................. 220 227,219
5.75%, 03/01/29 .................. 995 1,010,981
5.75%, 11/15/29 .................. 830 843,038
BOC Aviation USA Corp.
(e)
5.75%, 11/09/28 .................. 600 620,879
5.00%, 01/17/29 .................. 600 604,172
4.88%, 05/03/33
(d)
................. 400 394,992
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 830 889,782
Capital One Financial Corp.
4.20%, 10/29/25 .................. 1,019 1,004,448
3.75%, 07/28/26 .................. 1,536 1,497,791
3.75%, 03/09/27 .................. 1,562 1,515,865
3.65%, 05/11/27 .................. 1,354 1,311,244
(1-day SOFR + 2.44%), 7.15%, 10/29/27
(i)
845 880,896
(1-day SOFR + 0.86%), 1.88%, 11/02/27
(i)
. 1,060 985,402
3.80%, 01/31/28 .................. 2,675 2,579,885
(1-day SOFR + 2.06%), 4.93%, 05/10/28
(i)
1,250 1,245,653
(1-day SOFR + 2.08%), 5.47%, 02/01/29
(i)
830 838,157
(1-day SOFR + 2.64%), 6.31%, 06/08/29
(i)
630 653,526
(1-day SOFR + 1.91%), 5.70%, 02/01/30
(i)
785 801,467
(1-day SOFR + 1.79%), 3.27%, 03/01/30
(i)
1,020 938,822
(1-day SOFR + 2.60%), 5.25%, 07/26/30
(i)
420 419,947
(1-day SOFR + 1.56%), 5.46%, 07/26/30
(i)
355 358,273

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 3.07%), 7.62%, 10/30/31
(i)
USD 1,015 $ 1,134,465
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(i)
1,040 826,342
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(i)
. 585 486,076
(1-day SOFR + 2.37%), 5.27%, 05/10/33
(i)
1,035 1,019,330
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(i)
970 981,038
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(i)
1,595 1,671,128
(1-day SOFR + 2.26%), 6.05%, 02/01/35
(i)
890 914,908
(1-day SOFR + 1.99%), 5.88%, 07/26/35
(i)
350 354,959
Caterpillar Financial Services Corp.
5.15%, 08/11/25 .................. 1,140 1,142,574
3.65%, 08/12/25 .................. 853 842,097
0.80%, 11/13/25 .................. 1,138 1,083,668
4.80%, 01/06/26 .................. 310 310,580
5.05%, 02/27/26 .................. 560 563,364
0.90%, 03/02/26 .................. 725 683,698
4.35%, 05/15/26 .................. 908 903,737
2.40%, 08/09/26 .................. 645 617,512
1.15%, 09/14/26 .................. 960 894,029
1.70%, 01/08/27 .................. 955 893,228
4.50%, 01/08/27 .................. 480 480,089
5.00%, 05/14/27 .................. 420 425,731
3.60%, 08/12/27 .................. 875 853,103
1.10%, 09/14/27 .................. 993 898,897
4.85%, 02/27/29 .................. 600 610,138
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26
(e)
800 752,725
CDBL Funding 1, 3.50%, 10/24/27
(e)
...... 600 577,405
CMB International Leasing Management Ltd.
(e)
1.88%, 08/12/25 .................. 800 773,253
2.00%, 02/04/26 .................. 800 764,417
1.75%, 09/16/26 .................. 200 186,738
2.75%, 08/12/30 .................. 200 179,029
2.88%, 02/04/31 .................. 200 177,716
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(c)
. 366 300,520
Credit Acceptance Corp.
6.63%, 03/15/26
(d)
................. 365 365,151
9.25%, 12/15/28
(c)
................. 550 588,042
DAE Funding LLC, 3.38%, 03/20/28
(e)
..... 600 561,566
DAE Sukuk Difc Ltd., 3.75%, 02/15/26
(e)
.... 700 682,066
Discover Financial Services
4.50%, 01/30/26 .................. 630 623,046
4.10%, 02/09/27 .................. 933 909,491
6.70%, 11/29/32 .................. 395 425,124
(SOFR Index + 3.37%), 7.96%, 11/02/34
(i)
. 810 932,816
Encore Capital Group, Inc.
(c)
9.25%, 04/01/29 .................. 450 475,168
8.50%, 05/15/30 .................. 475 492,747
Enova International, Inc.
(c)
8.50%, 09/15/25 .................. 301 301,491
11.25%, 12/15/28 ................. 365 393,691
9.13%, 08/01/29 .................. 175 176,489
Finance of America Funding LLC, 7.88%,
11/15/25
(c)
..................... 290 219,669
FirstCash, Inc.
(c)
4.63%, 09/01/28 .................. 470 449,052
5.63%, 01/01/30 .................. 420 407,450
6.88%, 03/01/32 .................. 510 515,307
Ford Motor Credit Co. LLC
4.13%, 08/04/25 .................. 1,310 1,290,574
3.38%, 11/13/25 .................. 1,775 1,730,534
4.39%, 01/08/26 .................. 1,340 1,320,244
6.95%, 03/06/26 .................. 1,141 1,165,630
6.95%, 06/10/26 .................. 935 960,686
4.54%, 08/01/26 .................. 880 865,846
2.70%, 08/10/26 .................. 1,393 1,323,793
4.27%, 01/09/27 .................. 720 701,108
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.80%, 03/05/27 .................. USD 1,852 $ 1,868,940
5.85%, 05/17/27 .................. 810 818,759
4.95%, 05/28/27 .................. 1,190 1,174,725
4.13%, 08/17/27 .................. 1,143 1,099,998
3.82%, 11/02/27 .................. 1,115 1,059,939
7.35%, 11/04/27 .................. 1,650 1,737,965
2.90%, 02/16/28 .................. 785 720,583
6.80%, 05/12/28 .................. 1,455 1,517,341
6.80%, 11/07/28 .................. 810 847,968
2.90%, 02/10/29 .................. 780 699,100
5.80%, 03/08/29 .................. 650 656,686
5.11%, 05/03/29 .................. 1,477 1,446,245
7.35%, 03/06/30 .................. 930 996,655
7.20%, 06/10/30 .................. 740 790,415
4.00%, 11/13/30 .................. 1,535 1,393,974
6.05%, 03/05/31 .................. 1,380 1,400,534
3.63%, 06/17/31 .................. 1,005 880,586
7.12%, 11/07/33 .................. 815 870,276
6.13%, 03/08/34 .................. 1,120 1,121,433
General Motors Financial Co., Inc.
6.05%, 10/10/25 .................. 965 974,362
1.25%, 01/08/26 .................. 1,225 1,159,626
5.25%, 03/01/26 .................. 817 818,450
5.40%, 04/06/26 .................. 1,210 1,216,442
1.50%, 06/10/26 .................. 1,025 961,069
4.00%, 10/06/26 .................. 1,147 1,123,684
4.35%, 01/17/27 .................. 1,065 1,048,929
2.35%, 02/26/27 .................. 505 473,764
5.00%, 04/09/27 .................. 1,415 1,416,763
5.40%, 05/08/27 .................. 833 842,086
5.35%, 07/15/27 .................. 595 601,184
2.70%, 08/20/27 .................. 965 904,111
3.85%, 01/05/28 .................. 341 328,370
6.00%, 01/09/28 .................. 635 654,116
2.40%, 04/10/28 .................. 957 873,903
5.80%, 06/23/28 .................. 875 898,720
2.40%, 10/15/28 .................. 1,330 1,199,942
5.80%, 01/07/29 .................. 995 1,022,241
5.65%, 01/17/29 .................. 543 554,402
4.30%, 04/06/29 .................. 855 827,722
5.55%, 07/15/29 .................. 680 693,218
5.85%, 04/06/30 .................. 835 862,565
3.60%, 06/21/30 .................. 1,075 987,385
2.35%, 01/08/31 .................. 840 704,464
5.75%, 02/08/31 .................. 680 696,097
2.70%, 06/10/31 .................. 680 575,977
5.60%, 06/18/31 .................. 390 394,381
3.10%, 01/12/32 .................. 770 662,562
6.40%, 01/09/33 .................. 950 1,003,356
6.10%, 01/07/34 .................. 995 1,025,382
5.95%, 04/04/34 .................. 925 942,319
goeasy Ltd.
(c)
4.38%, 05/01/26 .................. 315 305,730
9.25%, 12/01/28 .................. 490 525,375
7.63%, 07/01/29 .................. 495 507,309
Harley-Davidson Financial Services, Inc.
(c)
3.05%, 02/14/27 .................. 879 834,484
6.50%, 03/10/28
(d)
................. 465 480,386
5.95%, 06/11/29 .................. 360 365,246
Hyundai Capital Services, Inc.
(e)
1.25%, 02/08/26 .................. 600 565,775
2.50%, 01/24/27 .................. 400 376,860
5.13%, 02/05/27 .................. 200 200,473
3.63%, 08/29/27 .................. 400 384,493
5.13%, 02/05/29 .................. 400 403,266

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Hyundai Card Co. Ltd., 5.75%, 04/24/29
(e)
... USD 200 $ 204,744
ICBCIL Finance Co. Ltd.
(e)
1.75%, 08/25/25 .................. 1,200 1,157,468
1.75%, 08/02/26 .................. 800 752,485
2.25%, 11/02/26 .................. 600 566,403
2.70%, 01/27/27 .................. 200 190,226
John Deere Capital Corp.
4.05%, 09/08/25 .................. 875 867,484
5.30%, 09/08/25 .................. 815 819,043
3.40%, 09/11/25 .................. 829 815,802
4.80%, 01/09/26 .................. 495 495,716
0.70%, 01/15/26 .................. 970 916,010
Series FXD, 5.05%, 03/03/26 .......... 855 860,679
4.95%, 03/06/26 .................. 350 351,729
4.75%, 06/08/26 .................. 580 581,426
2.65%, 06/10/26 .................. 743 716,777
1.05%, 06/17/26 .................. 695 650,674
5.15%, 09/08/26 .................. 165 166,705
2.25%, 09/14/26 .................. 690 657,853
1.30%, 10/13/26 .................. 785 731,676
4.50%, 01/08/27 .................. 1,015 1,015,833
1.70%, 01/11/27 .................. 765 714,723
4.85%, 03/05/27 .................. 370 372,741
2.35%, 03/08/27 .................. 315 298,281
1.75%, 03/09/27 .................. 830 773,292
4.90%, 06/11/27 .................. 600 606,212
2.80%, 09/08/27 .................. 501 475,985
4.15%, 09/15/27 .................. 605 599,467
3.05%, 01/06/28 .................. 77 73,867
4.75%, 01/20/28 .................. 615 620,380
4.90%, 03/03/28 .................. 929 941,816
1.50%, 03/06/28 .................. 1,033 930,547
4.95%, 07/14/28 .................. 505 513,680
4.50%, 01/16/29 .................. 745 745,677
3.45%, 03/07/29 .................. 677 648,111
3.35%, 04/18/29 .................. 955 912,801
4.85%, 06/11/29 .................. 600 608,892
2.80%, 07/18/29 .................. 510 472,298
4.85%, 10/11/29 .................. 495 503,495
2.45%, 01/09/30 .................. 405 365,408
4.70%, 06/10/30 .................. 570 576,896
1.45%, 01/15/31 .................. 1,197 992,764
4.90%, 03/07/31 .................. 350 355,453
2.00%, 06/17/31 .................. 830 701,614
4.35%, 09/15/32 .................. 795 777,577
Series I, 5.15%, 09/08/33 ............ 445 457,208
5.10%, 04/11/34 .................. 645 658,641
Series MTN1, 5.05%, 06/12/34 ........ 600 609,730
KB Capital Co. Ltd., 1.50%, 10/28/25
(e)
..... 200 190,702
LFS Topco LLC, 5.88%, 10/15/26
(c)
....... 305 283,194
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 .................. 465 492,105
6.40%, 03/26/29 .................. 465 477,558
8.13%, 03/30/29 .................. 465 491,790
6.50%, 03/26/31 .................. 430 446,345
Mitsubishi HC Finance America LLC
(c)
5.81%, 09/12/28 .................. 200 205,828
5.66%, 02/28/33 .................. 530 545,404
Muthoot Finance Ltd., 7.13%, 02/14/28
(e)
... 600 609,416
Navient Corp.
6.75%, 06/25/25 .................. 200 200,488
6.75%, 06/15/26 .................. 465 470,126
5.00%, 03/15/27 .................. 630 609,473
4.88%, 03/15/28 .................. 490 457,525
5.50%, 03/15/29 .................. 675 627,895
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
9.38%, 07/25/30 .................. USD 475 $ 505,893
11.50%, 03/15/31 ................. 510 564,445
5.63%, 08/01/33 .................. 565 471,187
OneMain Finance Corp.
7.13%, 03/15/26 .................. 1,455 1,480,470
3.50%, 01/15/27 .................. 675 638,231
6.63%, 01/15/28 .................. 750 760,603
3.88%, 09/15/28 .................. 590 539,886
9.00%, 01/15/29 .................. 795 842,938
5.38%, 11/15/29 .................. 669 642,581
7.88%, 03/15/30 .................. 635 662,281
4.00%, 09/15/30 .................. 770 673,711
7.50%, 05/15/31 .................. 470 483,264
PACCAR Financial Corp.
3.55%, 08/11/25 .................. 260 256,512
4.95%, 10/03/25 .................. 415 415,553
4.45%, 03/30/26 .................. 190 189,730
1.10%, 05/11/26 .................. 325 305,501
5.05%, 08/10/26 .................. 328 331,083
5.20%, 11/09/26 .................. 350 354,816
2.00%, 02/04/27 .................. 295 277,447
5.00%, 05/13/27 .................. 370 375,103
4.60%, 01/10/28 .................. 400 401,568
4.95%, 08/10/28 .................. 320 325,084
4.60%, 01/31/29 .................. 765 768,408
5.00%, 03/22/34 .................. 275 279,474
PRA Group, Inc.
(c)
7.38%, 09/01/25 .................. 275 274,825
8.38%, 02/01/28 .................. 380 384,660
5.00%, 10/01/29 .................. 335 295,960
8.88%, 01/31/30 .................. 365 371,539
PROG Holdings, Inc., 6.00%, 11/15/29
(c)
.... 544 522,676
Shriram Finance Ltd., 6.63%, 04/22/27
(e)
.... 600 602,833
SLM Corp.
4.20%, 10/29/25 .................. 450 441,993
3.13%, 11/02/26 .................. 445 421,373
Soar Wise Ltd., 5.15%, 03/18/27
(e)
....... 400 403,608
Synchrony Financial
3.70%, 08/04/26 .................. 530 512,053
3.95%, 12/01/27 .................. 1,349 1,280,815
5.15%, 03/19/29 .................. 990 970,680
(SOFR Index + 2.13%), 5.94%, 08/02/30
(i)
. 450 452,871
2.88%, 10/28/31 .................. 892 734,693
7.25%, 02/02/33 .................. 685 699,747
Toyota Motor Credit Corp.
3.65%, 08/18/25 .................. 465 459,219
5.60%, 09/11/25 .................. 235 236,908
0.80%, 10/16/25 .................. 1,140 1,087,261
3.80%, 10/24/25
(e)
................. 510 502,191
5.40%, 11/10/25 .................. 595 599,410
4.80%, 01/05/26 .................. 415 415,560
0.80%, 01/09/26 .................. 515 487,433
5.20%, 05/15/26 .................. 375 378,465
4.45%, 05/18/26 .................. 715 712,216
1.13%, 06/18/26 .................. 1,265 1,185,665
5.00%, 08/14/26 .................. 1,135 1,142,650
5.40%, 11/20/26 .................. 710 722,449
3.20%, 01/11/27 .................. 951 921,407
1.90%, 01/13/27 .................. 865 811,778
Series B, 5.00%, 03/19/27 ............ 525 530,836
3.05%, 03/22/27 .................. 1,380 1,327,545
1.15%, 08/13/27 .................. 260 235,730
4.55%, 09/20/27 .................. 830 830,353
5.45%, 11/10/27 .................. 805 827,501
3.05%, 01/11/28 .................. 439 418,396

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.63%, 01/12/28 .................. USD 645 $ 647,677
1.90%, 04/06/28 .................. 1,115 1,017,740
5.25%, 09/11/28 .................. 595 610,644
4.65%, 01/05/29 .................. 715 718,405
3.65%, 01/08/29 .................. 1,041 1,004,642
5.05%, 05/16/29 .................. 375 382,974
4.45%, 06/29/29 .................. 605 603,608
2.15%, 02/13/30 .................. 777 686,118
3.38%, 04/01/30 .................. 1,676 1,575,087
4.55%, 05/17/30 .................. 625 623,729
5.55%, 11/20/30 .................. 360 377,738
1.65%, 01/10/31 .................. 625 519,044
5.10%, 03/21/31 .................. 525 536,334
1.90%, 09/12/31 .................. 550 456,102
2.40%, 01/13/32 .................. 30 25,633
4.70%, 01/12/33 .................. 435 431,674
4.80%, 01/05/34 .................. 840 835,933
World Acceptance Corp., 7.00%, 11/01/26
(c)(d)
. 257 247,373
248,530,739
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
(c)
0.95%, 02/10/26 .................. 1,691 1,590,688
1.30%, 02/10/28 .................. 1,470 1,305,056
1.80%, 02/10/31 .................. 895 733,388
2.50%, 02/10/41 .................. 257 171,817
2.80%, 02/10/51 .................. 1,002 612,843
Ahold Finance USA LLC, 6.88%, 05/01/29 ... 472 513,575
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 .................. 671 648,760
7.50%, 03/15/26 .................. 454 460,204
4.63%, 01/15/27 .................. 1,265 1,232,689
5.88%, 02/15/28 .................. 669 663,448
6.50%, 02/15/28 .................. 670 679,348
3.50%, 03/15/29 .................. 1,264 1,151,356
4.88%, 02/15/30 .................. 930 888,824
Alimentation Couche-Tard, Inc.
(c)
3.55%, 07/26/27 .................. 1,330 1,283,704
2.95%, 01/25/30 .................. 648 591,802
5.27%, 02/12/34 .................. 980 988,657
3.44%, 05/13/41 .................. 535 414,292
4.50%, 07/26/47 .................. 395 339,914
3.80%, 01/25/50 .................. 689 526,335
3.63%, 05/13/51 .................. 255 188,217
5.62%, 02/12/54 .................. 640 646,207
C&S Group Enterprises LLC, 5.00%, 12/15/28
(c)
379 282,334
Cencosud SA
(e)
4.38%, 07/17/27 .................. 800 773,575
5.95%, 05/28/31 .................. 400 404,722
6.63%, 02/12/45 .................. 400 412,776
CK Hutchison International 20 Ltd.
(c)
2.50%, 05/08/30
(d)
................. 855 758,124
3.38%, 05/08/50 .................. 640 468,104
CK Hutchison International 21 Ltd.
(c)
1.50%, 04/15/26 .................. 295 279,118
2.50%, 04/15/31 .................. 680 585,692
CK Hutchison International 23 Ltd.
(c)
4.75%, 04/21/28 .................. 410 410,542
4.88%, 04/21/33 .................. 1,020 1,012,590
CK Hutchison International 24 Ltd.
(c)
5.38%, 04/26/29 .................. 800 824,120
5.50%, 04/26/34 .................. 850 880,871
Costco Wholesale Corp.
3.00%, 05/18/27 .................. 902 872,140
1.38%, 06/20/27 .................. 1,233 1,134,614
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
1.60%, 04/20/30 .................. USD 1,727 $ 1,483,047
1.75%, 04/20/32 .................. 1,234 1,015,803
Dollar General Corp.
4.15%, 11/01/25 .................. 205 202,368
3.88%, 04/15/27 .................. 1,094 1,063,773
4.63%, 11/01/27 .................. 680 674,633
4.13%, 05/01/28 .................. 147 143,034
5.20%, 07/05/28 .................. 410 413,989
3.50%, 04/03/30 .................. 1,021 948,909
5.00%, 11/01/32 .................. 805 801,840
5.45%, 07/05/33
(d)
................. 580 588,096
4.13%, 04/03/50 .................. 578 449,105
5.50%, 11/01/52 .................. 50 48,222
Dollar Tree, Inc.
4.20%, 05/15/28 .................. 1,152 1,126,308
2.65%, 12/01/31 .................. 730 619,537
3.38%, 12/01/51 .................. 245 162,052
Ingles Markets, Inc., 4.00%, 06/15/31
(c)
..... 341 300,879
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
... 675 693,500
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40 385 401,357
Kroger Co. (The)
3.50%, 02/01/26 .................. 840 822,011
2.65%, 10/15/26 .................. 950 907,480
3.70%, 08/01/27 .................. 992 964,854
4.50%, 01/15/29 .................. 739 736,360
2.20%, 05/01/30 .................. 470 408,891
1.70%, 01/15/31 .................. 790 650,946
7.50%, 04/01/31 .................. 565 647,919
6.90%, 04/15/38 .................. 204 234,406
5.40%, 07/15/40 .................. 333 326,911
5.00%, 04/15/42 .................. 400 373,643
5.15%, 08/01/43 .................. 396 370,646
3.88%, 10/15/46 .................. 535 413,474
4.45%, 02/01/47 .................. 717 608,698
4.65%, 01/15/48 .................. 553 480,768
5.40%, 01/15/49 .................. 295 285,892
3.95%, 01/15/50 .................. 742 586,647
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 .................. 955 942,591
4.25%, 08/01/29 .................. 915 847,585
Safeway, Inc., 7.25%, 02/01/31
(d)
........ 240 255,995
Sysco Corp.
3.75%, 10/01/25 .................. 739 727,815
3.30%, 07/15/26 .................. 868 843,665
3.25%, 07/15/27 .................. 1,193 1,145,564
5.75%, 01/17/29 .................. 755 785,160
2.40%, 02/15/30 .................. 60 53,122
5.95%, 04/01/30 .................. 965 1,020,455
2.45%, 12/14/31 .................. 500 422,914
6.00%, 01/17/34 .................. 400 428,750
5.38%, 09/21/35 .................. 285 292,328
6.60%, 04/01/40 .................. 325 358,162
4.85%, 10/01/45 .................. 490 442,952
4.50%, 04/01/46 .................. 615 529,281
4.45%, 03/15/48 .................. 510 432,473
3.30%, 02/15/50 .................. 340 238,407
6.60%, 04/01/50 .................. 1,257 1,423,432
3.15%, 12/14/51 .................. 415 277,599
Target Corp.
2.50%, 04/15/26 .................. 1,078 1,042,461
1.95%, 01/15/27 .................. 980 924,243
3.38%, 04/15/29 .................. 1,330 1,274,819
2.35%, 02/15/30 .................. 604 541,415
2.65%, 09/15/30 .................. 752 682,646
4.50%, 09/15/32 .................. 850 838,072

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
6.35%, 11/01/32 .................. USD 112 $ 125,931
4.40%, 01/15/33 .................. 620 609,279
6.50%, 10/15/37 .................. 375 426,139
7.00%, 01/15/38 .................. 160 191,018
4.00%, 07/01/42 .................. 480 416,362
3.63%, 04/15/46 .................. 830 652,593
3.90%, 11/15/47 .................. 606 493,447
2.95%, 01/15/52 .................. 1,005 668,840
4.80%, 01/15/53 .................. 1,190 1,109,360
Tesco plc, 6.15%, 11/15/37
(c)
........... 388 399,378
United Natural Foods, Inc., 6.75%, 10/15/28
(c)(d)
471 430,092
US Foods, Inc.
(c)
6.88%, 09/15/28 .................. 455 467,452
4.75%, 02/15/29 .................. 805 770,775
4.63%, 06/01/30 .................. 465 436,285
7.25%, 01/15/32 .................. 430 449,224
Walgreen Co., 4.40%, 09/15/42
(d)
........ 245 165,825
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 .................. 1,272 1,210,740
3.20%, 04/15/30 .................. 477 393,163
4.50%, 11/18/34
(d)
................. 310 246,804
4.80%, 11/18/44
(d)
................. 770 577,381
4.65%, 06/01/46 .................. 311 211,314
4.10%, 04/15/50
(d)
................. 776 511,388
Walmart, Inc.
3.90%, 09/09/25 .................. 1,155 1,144,809
4.00%, 04/15/26 .................. 240 238,114
3.05%, 07/08/26 .................. 900 878,187
1.05%, 09/17/26 .................. 1,685 1,572,040
5.88%, 04/05/27 .................. 40 41,742
3.95%, 09/09/27 .................. 1,088 1,078,136
3.90%, 04/15/28 .................. 625 618,998
3.70%, 06/26/28 .................. 1,420 1,398,648
1.50%, 09/22/28 .................. 985 886,379
3.25%, 07/08/29 .................. 1,040 998,827
2.38%, 09/24/29 .................. 352 322,561
7.55%, 02/15/30 .................. 430 503,183
4.00%, 04/15/30 .................. 530 524,368
1.80%, 09/22/31 .................. 1,520 1,282,737
4.15%, 09/09/32 .................. 1,060 1,048,924
4.10%, 04/15/33 .................. 1,460 1,424,187
5.25%, 09/01/35 .................. 1,406 1,483,106
6.50%, 08/15/37 .................. 555 645,202
6.20%, 04/15/38 .................. 660 754,545
3.95%, 06/28/38 .................. 715 663,235
5.63%, 04/01/40 .................. 930 1,000,294
5.00%, 10/25/40 .................. 370 372,405
5.63%, 04/15/41 .................. 370 398,807
2.50%, 09/22/41 .................. 1,455 1,038,436
4.00%, 04/11/43 .................. 140 121,789
4.30%, 04/22/44 .................. 425 389,539
3.63%, 12/15/47 .................. 360 288,387
4.05%, 06/29/48 .................. 1,524 1,306,092
2.95%, 09/24/49 .................. 485 338,015
2.65%, 09/22/51 .................. 1,598 1,039,292
4.50%, 09/09/52 .................. 960 877,467
4.50%, 04/15/53 .................. 1,470 1,343,077
98,442,668
Containers & Packaging — 0.2%
Amcor Finance USA, Inc.
3.63%, 04/28/26 .................. 743 724,583
4.50%, 05/15/28 .................. 392 386,425
5.63%, 05/26/33 .................. 455 469,074
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 .................. USD 721 $ 632,729
2.69%, 05/25/31 .................. 710 610,825
Amcor Group Finance plc, 5.45%, 05/23/29 .. 15 15,304
AptarGroup, Inc., 3.60%, 03/15/32 ....... 120 106,985
ARD Finance SA, 6.50%, 06/30/27
(c)
...... 790 200,750
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 .................. 550 546,333
3.25%, 09/01/28 .................. 550 489,890
4.00%, 09/01/29
(d)
................. 950 807,183
Ardagh Packaging Finance plc
(c)
4.13%, 08/15/26 .................. 1,088 921,784
5.25%, 08/15/27 .................. 1,625 935,042
Avery Dennison Corp.
4.88%, 12/06/28 .................. 390 390,211
2.65%, 04/30/30 .................. 600 534,156
2.25%, 02/15/32 .................. 640 530,155
5.75%, 03/15/33 .................. 300 314,599
Ball Corp.
4.88%, 03/15/26 .................. 230 226,835
6.88%, 03/15/28 .................. 670 688,366
6.00%, 06/15/29 .................. 945 956,005
2.88%, 08/15/30 .................. 1,236 1,062,561
3.13%, 09/15/31 .................. 750 641,124
Berry Global, Inc.
1.57%, 01/15/26 .................. 1,695 1,610,129
4.50%, 02/15/26
(c)
................. 301 294,294
4.88%, 07/15/26
(c)
................. 940 928,694
1.65%, 01/15/27 .................. 992 915,886
5.63%, 07/15/27
(c)
................. 465 460,571
5.50%, 04/15/28 .................. 405 409,814
5.80%, 06/15/31
(c)
................. 470 477,878
5.65%, 01/15/34
(c)
................. 760 762,446
Brambles USA, Inc., 4.13%, 10/23/25
(c)
.... 230 227,076
Canpack SA, 3.88%, 11/15/29
(e)
......... 525 471,806
Cascades, Inc.
(c)
5.13%, 01/15/26
(d)
................. 155 153,377
5.38%, 01/15/28 .................. 425 412,335
CCL Industries, Inc.
(c)
3.25%, 10/01/26 .................. 30 28,737
3.05%, 06/01/30 .................. 965 871,355
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 .................. 470 468,468
6.88%, 01/15/30 .................. 335 334,249
8.75%, 04/15/30 .................. 1,015 995,947
Crown Americas LLC
4.75%, 02/01/26 .................. 779 768,282
4.25%, 09/30/26 .................. 297 287,459
5.25%, 04/01/30 .................. 455 445,751
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 325 338,132
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
454 442,137
Graphic Packaging International LLC
(c)
1.51%, 04/15/26 .................. 255 238,682
4.75%, 07/15/27 .................. 285 279,392
3.50%, 03/15/28 .................. 413 385,639
3.50%, 03/01/29 .................. 355 322,707
3.75%, 02/01/30 .................. 365 331,469
6.38%, 07/15/32 .................. 455 460,982
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(c)
..................... 620 609,863
International Paper Co.
5.00%, 09/15/35 .................. 460 454,060
7.30%, 11/15/39 .................. 50 58,429
6.00%, 11/15/41 .................. 812 846,363
4.80%, 06/15/44 .................. 746 665,061

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.15%, 05/15/46 .................. USD 115 $ 106,796
4.40%, 08/15/47 .................. 630 524,640
4.35%, 08/15/48 .................. 944 788,180
Iris Holding, Inc., 10.00%, 12/15/28
(c)(d)
..... 365 310,250
Klabin Austria GmbH
(e)
5.75%, 04/03/29 .................. 600 597,337
3.20%, 01/12/31 .................. 600 512,239
7.00%, 04/03/49 .................. 650 662,948
LABL, Inc.
(c)
6.75%, 07/15/26 .................. 645 641,771
10.50%, 07/15/27
(d)
................ 615 600,274
5.88%, 11/01/28 .................. 485 447,929
9.50%, 11/01/28 .................. 275 278,512
8.25%, 11/01/29 .................. 450 395,039
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 04/15/27 .................. 2,515 2,594,755
9.25%, 04/15/27 .................. 1,210 1,213,582
OI European Group BV, 4.75%, 02/15/30
(c)
.. 380 349,702
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 .................. 555 555,376
7.25%, 05/15/31 .................. 620 612,609
7.38%, 06/01/32 .................. 325 321,414
Packaging Corp. of America
3.40%, 12/15/27 .................. 654 627,224
3.00%, 12/15/29 .................. 483 442,422
5.70%, 12/01/33 .................. 245 254,632
4.05%, 12/15/49 .................. 370 295,838
3.05%, 10/01/51 .................. 380 256,357
Pactiv Evergreen Group Issuer LLC, 4.38%,
10/15/28
(c)
..................... 450 423,110
Pactiv Evergreen Group Issuer, Inc., 4.00%,
10/15/27
(c)
..................... 925 874,371
Pactiv LLC
7.95%, 12/15/25 .................. 170 174,903
8.38%, 04/15/27 .................. 130 137,326
Sealed Air Corp.
(c)
1.57%, 10/15/26 .................. 785 724,650
4.00%, 12/01/27 .................. 379 359,622
6.13%, 02/01/28
(d)
................. 675 680,735
5.00%, 04/15/29 .................. 400 386,871
7.25%, 02/15/31 .................. 375 390,346
6.50%, 07/15/32 .................. 150 151,789
6.88%, 07/15/33 .................. 410 431,256
Silgan Holdings, Inc.
1.40%, 04/01/26
(c)
................. 531 495,788
4.13%, 02/01/28 .................. 500 476,727
Smurfit Kappa Treasury ULC
(c)
5.20%, 01/15/30 .................. 200 202,746
5.44%, 04/03/34 .................. 705 715,433
5.78%, 04/03/54 .................. 630 642,499
Sonoco Products Co.
2.25%, 02/01/27 .................. 750 704,737
3.13%, 05/01/30 .................. 860 785,186
2.85%, 02/01/32
(d)
................. 570 489,345
5.75%, 11/01/40 .................. 15 15,202
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
565 618,021
TriMas Corp., 4.13%, 04/15/29
(c)
......... 365 337,307
Trivium Packaging Finance BV
(c)(f)
5.50%, 08/15/26 .................. 958 938,336
8.50%, 08/15/27 .................. 650 637,062
WestRock MWV LLC
8.20%, 01/15/30 .................. 432 499,519
7.95%, 02/15/31 .................. 150 173,160
WRKCo, Inc.
4.65%, 03/15/26 .................. 905 898,608
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
3.38%, 09/15/27 .................. USD 125 $ 119,889
4.00%, 03/15/28 .................. 695 675,152
3.90%, 06/01/28 .................. 625 603,799
4.90%, 03/15/29 .................. 823 827,013
4.20%, 06/01/32 .................. 352 335,794
3.00%, 06/15/33 .................. 494 424,748
58,689,265
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(c)
4.00%, 01/15/28 .................. 590 557,547
3.88%, 11/15/29
(d)
................. 375 339,347
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(c)
600 580,645
Ferguson Finance plc
(c)
4.25%, 04/20/27 .................. 145 142,397
4.50%, 10/24/28 .................. 894 881,566
3.25%, 06/02/30 .................. 225 205,878
4.65%, 04/20/32 .................. 310 299,296
Genuine Parts Co.
6.50%, 11/01/28 .................. 590 628,161
1.88%, 11/01/30 .................. 587 488,283
2.75%, 02/01/32 .................. 225 191,324
6.88%, 11/01/33
(d)
................. 340 381,087
LKQ Corp.
5.75%, 06/15/28 .................. 670 685,656
6.25%, 06/15/33 .................. 455 471,945
Resideo Funding, Inc.
(c)
4.00%, 09/01/29 .................. 275 251,611
6.50%, 07/15/32 .................. 537 537,343
Ritchie Bros Holdings, Inc.
(c)
6.75%, 03/15/28 .................. 500 510,518
7.75%, 03/15/31 .................. 723 761,112
Verde Purchaser LLC, 10.50%, 11/30/30
(c)
... 635 676,475
Windsor Holdings III LLC, 8.50%, 06/15/30
(c)
. 720 758,752
9,348,943
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(c)
..................... 363 352,933
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 140 112,130
Brown University, Series A, 2.92%, 09/01/50 . 50 35,398
California Institute of Technology
4.32%, 08/01/45 .................. 295 267,270
4.70%, 11/01/2111 ................ 88 77,864
3.65%, 09/01/2119 ................ 206 143,225
Carriage Services, Inc., 4.25%, 05/15/29
(c)
... 380 344,079
Case Western Reserve University, Series 22-C,
5.41%, 06/01/2122 ............... 155 153,279
Claremont Mckenna College, 3.78%,
01/01/2122 .................... 213 147,841
Cornell University, 4.84%, 06/15/34 ....... 425 432,570
Duke University
Series 2020, 2.68%, 10/01/44 ......... 385 286,219
Series 2020, 2.76%, 10/01/50 ......... 390 264,243
Series 2020, 2.83%, 10/01/55 ......... 369 248,573
Emory University
Series 2020, 2.14%, 09/01/30 ......... 40 34,978
Series 2020, 2.97%, 09/01/50 ......... 433 302,843
George Washington University (The)
Series 2014, 4.30%, 09/15/44 ......... 235 211,463
4.87%, 09/15/45 .................. 355 345,290
Series 2018, 4.13%, 09/15/48 ......... 672 582,403
Georgetown University (The)
Series B, 4.32%, 04/01/49 ............ 265 236,491

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Series 20A, 2.94%, 04/01/50 .......... USD 482 $ 335,286
Series A, 5.22%, 10/01/2118 .......... 205 193,145
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 370 368,452
Grand Canyon University, 5.13%, 10/01/28 .. 360 329,769
Howard University, Series 22A, 5.21%,
10/01/52 ...................... 135 122,808
Johns Hopkins University
Series A, 4.71%, 07/01/32 ............ 320 323,031
Series 2013, 4.08%, 07/01/53 ......... 295 255,990
Series A, 2.81%, 01/01/60 ............ 253 164,609
Leland Stanford Junior University (The)
1.29%, 06/01/27 .................. 281 258,446
3.65%, 05/01/48 .................. 385 319,202
2.41%, 06/01/50 .................. 405 256,541
Massachusetts Institute of Technology
3.96%, 07/01/38 .................. 205 192,028
Series F, 2.99%, 07/01/50 ............ 310 224,552
Series G, 2.29%, 07/01/51
(d)
.......... 516 318,435
3.07%, 04/01/52 .................. 707 517,190
5.60%, 07/01/2111 ................ 399 439,784
4.68%, 07/01/2114 ................ 1,338 1,221,942
3.89%, 07/01/2116 ................ 143 108,651
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)(d)
............... 650 617,796
Northeastern University, Series 2020, 2.89%,
10/01/50
(d)
..................... 338 232,918
Northwestern University
4.64%, 12/01/44 .................. 523 504,267
Series 2020, 2.64%, 12/01/50 ......... 218 145,471
Series 2017, 3.66%, 12/01/57 ......... 354 278,940
President and Fellows of Harvard College
4.61%, 02/15/35
(d)
................. 2,000 2,009,982
6.50%, 01/15/39
(c)
................. 165 194,948
3.15%, 07/15/46 .................. 571 434,894
2.52%, 10/15/50 .................. 491 320,711
3.75%, 11/15/52 .................. 30 24,821
3.30%, 07/15/56 .................. 616 458,365
Service Corp. International
7.50%, 04/01/27 .................. 175 181,273
4.63%, 12/15/27 .................. 500 486,669
5.13%, 06/01/29 .................. 675 663,692
3.38%, 08/15/30 .................. 775 686,318
4.00%, 05/15/31 .................. 755 680,864
Signal Parent, Inc., 6.13%, 04/01/29
(c)(d)
.... 275 187,682
Sotheby's
(c)
7.38%, 10/15/27 .................. 705 586,744
5.88%, 06/01/29 .................. 285 207,494
StoneMor, Inc., 8.50%, 05/15/29
(c)
........ 430 359,949
Thomas Jefferson University, 3.85%, 11/01/57 417 310,199
Trustees of Boston College, 3.13%, 07/01/52 . 285 201,389
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................. 382 324,130
Trustees of Princeton University (The)
5.70%, 03/01/39 .................. 347 385,007
Series 2020, 2.52%, 07/01/50
(d)
........ 718 482,058
4.20%, 03/01/52 .................. 210 189,658
Trustees of the University of Pennsylvania (The)
Series 2020, 2.40%, 10/01/50 ......... 355 222,888
4.67%, 09/01/2112 ................ 25 22,876
3.61%, 02/15/2119 ................ 255 179,488
University of Chicago (The)
Series 20B, 2.76%, 04/01/45 .......... 85 65,785
Series C, 2.55%, 04/01/50 ........... 266 180,868
4.00%, 10/01/53 .................. 515 427,096
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
University of Miami, Series 2022, 4.06%,
04/01/52 ...................... USD 76 $ 63,252
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45 ......... 389 314,091
Series 2017, 3.39%, 02/15/48 ......... 390 307,576
University of Southern California
3.03%, 10/01/39 .................. 763 629,892
Series 2017, 3.84%, 10/01/47 ......... 483 405,219
2.81%, 10/01/50 .................. 415 283,223
Series 21A, 2.95%, 10/01/51 .......... 285 199,336
4.98%, 10/01/53 .................. 360 360,051
5.25%, 10/01/2111 ................ 255 258,011
Series A, 3.23%, 10/01/2120 .......... 173 108,259
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 1,120 1,169,805
Washington University (The)
Series 2022, 3.52%, 04/15/54 ......... 375 290,124
4.35%, 04/15/2122 ................ 109 91,797
William Marsh Rice University
3.57%, 05/15/45 .................. 435 358,053
3.77%, 05/15/55 .................. 300 243,957
WW International, Inc., 4.50%, 04/15/29
(c)
... 445 163,617
Yale University
Series 2020, 1.48%, 04/15/30 ......... 428 366,647
Series 2020, 2.40%, 04/15/50 ......... 588 377,635
28,774,738
Diversified REITs — 0.2%
American Assets Trust LP, 3.38%, 02/01/31 .. 670 562,270
American Homes 4 Rent LP
4.25%, 02/15/28 .................. 685 665,988
4.90%, 02/15/29 .................. 320 318,154
2.38%, 07/15/31 .................. 545 453,650
3.63%, 04/15/32 .................. 115 103,034
5.50%, 02/01/34 .................. 580 583,313
5.50%, 07/15/34 .................. 475 478,301
3.38%, 07/15/51 .................. 305 204,558
4.30%, 04/15/52 .................. 245 193,372
Broadstone Net Lease LLC, 2.60%, 09/15/31 . 585 480,122
Champion MTN Ltd., 2.95%, 06/15/30
(e)
.... 400 339,113
Digital Realty Trust LP
3.70%, 08/15/27 .................. 845 817,107
5.55%, 01/15/28 .................. 875 892,338
4.45%, 07/15/28 .................. 603 593,914
3.60%, 07/01/29 .................. 884 834,869
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 450 459,144
Extra Space Storage LP
3.50%, 07/01/26 .................. 666 646,970
3.88%, 12/15/27 .................. 630 610,034
5.70%, 04/01/28 .................. 374 383,428
3.90%, 04/01/29 .................. 40 38,290
4.00%, 06/15/29 .................. 333 320,998
5.50%, 07/01/30 .................. 360 370,736
2.20%, 10/15/30 .................. 480 409,176
5.90%, 01/15/31 .................. 260 270,841
2.55%, 06/01/31 .................. 385 326,906
2.40%, 10/15/31 .................. 445 374,034
2.35%, 03/15/32 .................. 335 274,036
5.40%, 02/01/34 .................. 430 433,517
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 490 443,090
Goodman US Finance Five LLC, 4.63%,
05/04/32
(c)
..................... 350 331,761
Goodman US Finance Four LLC, 4.50%,
10/15/37
(c)
..................... 40 35,471

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Goodman US Finance Three LLC, 3.70%,
03/15/28
(c)(d)
.................... USD 540 $ 513,111
HAT Holdings I LLC
(c)
3.38%, 06/15/26 .................. 845 807,157
8.00%, 06/15/27 .................. 705 737,600
3.75%, 09/15/30
(d)
................. 385 337,836
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 .................. 630 566,133
5.45%, 08/15/30 .................. 370 378,481
2.00%, 08/15/31 .................. 205 166,445
4.15%, 04/15/32 .................. 730 680,472
5.50%, 08/15/33 .................. 550 554,765
2.70%, 01/15/34 .................. 590 477,581
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 675 629,908
MPT Operating Partnership LP
5.25%, 08/01/26
(d)
................. 468 420,405
5.00%, 10/15/27
(d)
................. 1,285 1,054,593
4.63%, 08/01/29 .................. 819 594,247
3.50%, 03/15/31 .................. 1,200 788,863
Necessity Retail REIT, Inc., 4.50%, 09/30/28
(c)
465 423,334
Prologis LP
3.25%, 06/30/26 .................. 357 347,307
3.25%, 10/01/26 .................. 235 227,527
2.13%, 04/15/27 .................. 623 583,225
3.38%, 12/15/27 .................. 255 245,136
4.88%, 06/15/28 .................. 865 872,820
3.88%, 09/15/28 .................. 485 471,849
4.00%, 09/15/28 .................. 307 300,026
4.38%, 02/01/29 .................. 465 460,877
2.88%, 11/15/29 .................. 380 348,586
2.25%, 04/15/30 .................. 941 831,108
1.75%, 07/01/30 .................. 653 555,061
1.25%, 10/15/30 .................. 731 598,296
1.75%, 02/01/31 .................. 415 344,766
1.63%, 03/15/31 .................. 235 192,563
2.25%, 01/15/32 .................. 450 376,700
4.63%, 01/15/33 .................. 400 391,731
4.75%, 06/15/33 .................. 640 631,682
5.13%, 01/15/34 .................. 744 753,397
5.00%, 03/15/34 .................. 375 375,800
5.00%, 01/31/35 .................. 450 449,952
4.38%, 09/15/48 .................. 265 227,842
3.05%, 03/01/50 .................. 322 216,234
3.00%, 04/15/50 .................. 553 367,461
2.13%, 10/15/50 .................. 618 337,696
5.25%, 06/15/53 .................. 765 742,669
5.25%, 03/15/54 .................. 620 599,650
Prologis Targeted US Logistics Fund LP
(c)
5.25%, 04/01/29 .................. 90 91,387
5.50%, 04/01/34 .................. 380 388,557
Rayonier LP, 2.75%, 05/17/31 .......... 755 645,777
Safehold GL Holdings LLC
2.80%, 06/15/31 .................. 695 593,614
2.85%, 01/15/32 .................. 150 126,225
6.10%, 04/01/34 .................. 135 138,513
Simon Property Group LP
3.50%, 09/01/25 .................. 791 778,904
3.30%, 01/15/26 .................. 786 767,771
3.25%, 11/30/26 .................. 790 764,211
1.38%, 01/15/27
(d)
................. 650 600,081
3.38%, 06/15/27 .................. 604 583,639
3.38%, 12/01/27 .................. 714 686,782
1.75%, 02/01/28 .................. 966 876,404
2.45%, 09/13/29 .................. 1,190 1,067,388
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
2.65%, 07/15/30 .................. USD 835 $ 744,680
2.20%, 02/01/31 .................. 715 607,308
2.25%, 01/15/32 .................. 675 563,791
2.65%, 02/01/32 .................. 700 600,322
5.50%, 03/08/33 .................. 545 561,431
6.25%, 01/15/34 .................. 280 302,244
6.75%, 02/01/40 .................. 497 552,225
4.75%, 03/15/42 .................. 494 447,478
4.25%, 10/01/44 .................. 482 402,192
4.25%, 11/30/46 .................. 435 360,043
3.25%, 09/13/49 .................. 1,070 739,799
3.80%, 07/15/50 .................. 1,110 841,350
5.85%, 03/08/53 .................. 525 536,009
6.65%, 01/15/54 .................. 295 334,459
Store Capital LLC
4.50%, 03/15/28 .................. 398 384,566
4.63%, 03/15/29 .................. 477 460,948
2.75%, 11/18/30 .................. 430 365,865
2.70%, 12/01/31 .................. 455 374,563
Trust Fibra Uno
(e)
5.25%, 01/30/26 .................. 200 197,249
4.87%, 01/15/30 .................. 1,400 1,259,975
7.38%, 02/13/34 .................. 800 801,794
6.95%, 01/30/44 .................. 200 178,372
6.39%, 01/15/50 .................. 800 648,790
Uniti Group LP
(c)
6.50%, 02/15/29 .................. 1,015 769,924
6.00%, 01/15/30
(d)
................. 655 471,165
VICI Properties LP
4.50%, 09/01/26
(c)
................. 965 948,690
4.25%, 12/01/26
(c)
................. 1,470 1,436,487
5.75%, 02/01/27
(c)
................. 1,218 1,229,026
3.75%, 02/15/27
(c)
................. 1,138 1,094,531
4.50%, 01/15/28
(c)
................. 655 639,163
4.75%, 02/15/28 .................. 775 767,396
3.88%, 02/15/29
(c)
................. 790 743,405
4.63%, 12/01/29
(c)
................. 899 867,159
4.95%, 02/15/30 .................. 1,170 1,150,987
4.13%, 08/15/30
(c)
................. 845 785,876
5.13%, 05/15/32 .................. 1,136 1,110,625
5.75%, 04/01/34 .................. 10 10,170
5.63%, 05/15/52 .................. 940 867,913
6.13%, 04/01/54 .................. 185 182,879
Vornado Realty LP
2.15%, 06/01/26 .................. 365 342,540
3.40%, 06/01/31 .................. 345 280,694
WP Carey, Inc.
4.25%, 10/01/26 .................. 300 294,722
3.85%, 07/15/29 .................. 320 304,584
2.40%, 02/01/31 .................. 400 338,816
2.45%, 02/01/32 .................. 310 256,524
2.25%, 04/01/33 .................. 792 631,684
5.38%, 06/30/34 .................. 325 323,730
70,452,823
Diversified Telecommunication Services — 0.8%
Altice France Holding SA
(c)
10.50%, 05/15/27
(d)
................ 1,439 545,151
6.00%, 02/15/28 .................. 1,010 315,085
Altice France SA
(c)
8.13%, 02/01/27 .................. 1,604 1,296,736
5.50%, 01/15/28 .................. 990 724,363
5.13%, 01/15/29 .................. 440 305,060
5.13%, 07/15/29 .................. 2,250 1,578,440
5.50%, 10/15/29 .................. 1,775 1,248,535

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
AT&T, Inc.
3.88%, 01/15/26 .................. USD 855 $ 842,245
5.54%, 02/20/26 .................. 111 111,044
1.70%, 03/25/26 .................. 2,705 2,567,885
2.95%, 07/15/26 .................. 545 526,133
3.80%, 02/15/27 .................. 737 720,551
4.25%, 03/01/27 .................. 1,310 1,294,952
2.30%, 06/01/27 .................. 2,661 2,495,285
1.65%, 02/01/28 .................. 2,351 2,123,460
4.10%, 02/15/28 .................. 1,540 1,510,927
4.35%, 03/01/29 .................. 3,158 3,115,232
4.30%, 02/15/30 .................. 3,087 3,018,859
2.75%, 06/01/31 .................. 2,191 1,917,565
2.25%, 02/01/32 .................. 2,667 2,221,829
2.55%, 12/01/33 .................. 3,333 2,728,089
5.40%, 02/15/34 .................. 2,475 2,526,985
4.50%, 05/15/35 .................. 2,624 2,473,607
5.25%, 03/01/37 .................. 590 589,688
4.90%, 08/15/37 .................. 740 709,159
6.30%, 01/15/38 .................. 215 233,910
6.55%, 02/15/39 .................. 535 591,776
4.85%, 03/01/39 .................. 896 844,887
6.00%, 08/15/40 .................. 450 466,358
5.35%, 09/01/40 .................. 460 451,302
6.38%, 03/01/41 .................. 287 308,673
3.50%, 06/01/41 .................. 2,439 1,919,030
5.55%, 08/15/41 .................. 527 529,626
5.15%, 03/15/42 .................. 341 324,068
4.30%, 12/15/42 .................. 1,335 1,145,024
3.10%, 02/01/43 .................. 580 430,334
4.65%, 06/01/44 .................. 389 342,022
4.80%, 06/15/44 .................. 187 166,658
4.35%, 06/15/45 .................. 610 517,487
4.85%, 07/15/45 .................. 586 525,450
4.75%, 05/15/46 .................. 1,245 1,111,935
5.15%, 11/15/46 .................. 805 767,373
5.65%, 02/15/47 .................. 650 662,697
5.45%, 03/01/47 .................. 642 632,906
4.50%, 03/09/48 .................. 1,620 1,372,525
4.55%, 03/09/49 .................. 1,010 857,025
5.15%, 02/15/50 .................. 571 533,371
3.65%, 06/01/51 .................. 2,619 1,900,106
3.30%, 02/01/52 .................. 980 670,168
3.50%, 09/15/53 .................. 6,622 4,628,436
3.55%, 09/15/55 .................. 6,377 4,424,304
5.70%, 03/01/57 .................. 222 222,740
3.80%, 12/01/57 .................. 5,256 3,778,643
3.65%, 09/15/59 .................. 5,414 3,739,529
3.85%, 06/01/60 .................. 1,315 944,124
3.50%, 02/01/61 .................. 585 395,163
Bell Telephone Co. of Canada or Bell Canada
Series US-5, 2.15%, 02/15/32 ......... 850 696,096
5.10%, 05/11/33 .................. 750 751,877
5.20%, 02/15/34 .................. 530 532,314
4.46%, 04/01/48 .................. 1,006 864,024
4.30%, 07/29/49 .................. 1,124 938,677
Series US-4, 3.65%, 03/17/51 ......... 931 693,509
Series US-6, 3.20%, 02/15/52 ......... 325 221,306
3.65%, 08/15/52 .................. 705 526,429
5.55%, 02/15/54 .................. 465 463,784
British Telecommunications plc
5.13%, 12/04/28 .................. 950 962,166
3.25%, 11/08/29
(c)
................. 925 864,328
9.63%, 12/15/30 .................. 1,567 1,950,847
4.25%, 11/08/49
(c)
................. 797 648,908
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25%,
11/23/81
(c)(d)(i)
................... USD 475 $ 451,442
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(c)(d)(i)
................... 457 411,510
CCO Holdings LLC
5.50%, 05/01/26
(c)
................. 625 621,548
5.13%, 05/01/27
(c)
................. 2,895 2,811,606
5.00%, 02/01/28
(c)
................. 2,285 2,176,239
5.38%, 06/01/29
(c)
................. 1,340 1,253,435
6.38%, 09/01/29
(c)
................. 1,345 1,309,188
4.75%, 03/01/30
(c)
................. 2,800 2,505,925
4.50%, 08/15/30
(c)
................. 2,465 2,157,673
4.25%, 02/01/31
(c)
................. 2,718 2,313,685
7.38%, 03/01/31
(c)(d)
................ 1,005 1,015,673
4.75%, 02/01/32
(c)
................. 1,080 925,238
4.50%, 05/01/32 .................. 2,660 2,229,312
4.50%, 06/01/33
(c)
................. 1,560 1,281,845
4.25%, 01/15/34
(c)
................. 1,808 1,428,099
Consolidated Communications, Inc.
(c)
5.00%, 10/01/28 .................. 370 320,290
6.50%, 10/01/28 .................. 680 614,338
Deutsche Telekom AG, 3.63%, 01/21/50
(c)
... 1,360 1,021,237
Deutsche Telekom International Finance BV
3.60%, 01/19/27
(c)
................. 790 769,042
4.38%, 06/21/28
(c)
................. 820 808,003
8.75%, 06/15/30 .................. 2,525 2,999,487
9.25%, 06/01/32 .................. 784 989,814
4.75%, 06/21/38
(c)
................. 865 822,966
4.88%, 03/06/42
(c)
................. 825 767,691
Embarq Corp., 8.00%, 06/01/36 ......... 1,290 375,081
Frontier Communications Holdings LLC
5.88%, 10/15/27
(c)
................. 1,045 1,034,986
5.00%, 05/01/28
(c)
................. 1,406 1,353,006
6.75%, 05/01/29
(c)
................. 895 845,725
5.88%, 11/01/29
(d)
................. 670 602,115
6.00%, 01/15/30
(c)(d)
................ 905 815,008
8.75%, 05/15/30
(c)
................. 1,095 1,147,084
8.63%, 03/15/31
(c)
................. 670 701,929
Frontier Florida LLC, Series E, 6.86%,
02/01/28
(d)
..................... 300 304,904
Frontier North, Inc., Series G, 6.73%, 02/15/28 215 213,386
HKT Capital No. 4 Ltd., 3.00%, 07/14/26
(e)
... 800 770,307
HKT Capital No. 5 Ltd., 3.25%, 09/30/29
(e)
... 400 373,485
HKT Capital No. 6 Ltd., 3.00%, 01/18/32
(e)
... 600 523,661
IHS Holding Ltd.
(e)
5.63%, 11/29/26 .................. 400 380,964
6.25%, 11/29/28 .................. 600 534,858
Iliad Holding SASU
(c)
6.50%, 10/15/26 .................. 804 805,977
7.00%, 10/15/28 .................. 820 821,232
8.50%, 04/15/31 .................. 785 815,902
Intelsat Jackson Holdings SA, 6.50%,
03/15/30
(c)
..................... 2,730 2,604,916
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 240 281,115
KT Corp.
4.00%, 08/08/25
(c)
................. 75 74,244
1.00%, 09/01/25
(e)
................. 400 383,294
2.50%, 07/18/26
(c)
................. 550 525,222
1.38%, 01/21/27
(e)
................. 200 183,989
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27
(d)
................. 350 230,714
4.25%, 07/01/28 .................. 125 68,095
10.50%, 04/15/29 ................. 600 619,980

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.88%, 06/15/29
(d)
................. USD 709 $ 499,857
3.75%, 07/15/29
(d)
................. 25 11,808
11.00%, 11/15/29 ................. 1,495 1,582,424
4.50%, 04/01/30 .................. 845 568,255
10.50%, 05/15/30
(d)
................ 834 858,902
3.88%, 10/15/30
(d)
................. 580 372,209
10.75%, 12/15/30 ................. 625 645,566
4.00%, 04/15/31 .................. 645 414,819
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(e)
................ 800 489,118
Lumen Technologies, Inc.
5.13%, 12/15/26
(c)(d)
................ 132 92,645
Series G, 6.88%, 01/15/28
(d)
.......... 235 135,859
4.50%, 01/15/29
(c)
................. 380 165,656
4.13%, 04/15/29
(c)(d)
................ 374 275,757
5.38%, 06/15/29
(c)
................. 210 92,492
4.13%, 04/15/30
(c)(d)
................ 374 267,274
Series P, 7.60%, 09/15/39
(d)
........... 275 117,865
Series U, 7.65%, 03/15/42
(d)
.......... 265 109,851
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.39%), 3.98%
(e)(i)(j)
............... 400 382,825
Ooredoo International Finance Ltd.
3.75%, 06/22/26
(e)
................. 1,000 976,281
3.88%, 01/31/28
(c)
................. 400 387,606
2.63%, 04/08/31
(e)
................. 1,200 1,054,478
4.50%, 01/31/43
(c)
................. 400 377,437
Optics Bidco SpA
(c)
Series 2033, 6.38%, 11/15/33 ......... 795 785,328
Series 2034, 6.00%, 09/30/34 ......... 469 443,864
Series 2036, 7.20%, 07/18/36 ......... 674 692,487
Series 2038, 7.72%, 06/04/38 ......... 515 542,431
Orange SA
9.00%, 03/01/31 .................. 1,771 2,149,552
5.38%, 01/13/42 .................. 915 900,696
5.50%, 02/06/44 .................. 949 944,873
PT Tower Bersama Infrastructure Tbk.
(e)
2.75%, 01/20/26 .................. 400 383,098
2.80%, 05/02/27 .................. 200 185,978
Qwest Corp., 7.25%, 09/15/25 .......... 185 183,533
Saudi Telecom Co., 3.89%, 05/13/29
(e)
..... 1,200 1,144,153
SES GLOBAL Americas Holdings, Inc., 5.30%,
03/25/44
(c)
..................... 669 511,334
Singapore Telecommunications Ltd., 7.38%,
12/01/31
(c)
..................... 150 174,303
SingTel Group Treasury Pte. Ltd.
(e)
3.88%, 08/28/28 .................. 600 587,689
2.38%, 08/28/29 .................. 1,400 1,270,981
1.88%, 06/10/30 .................. 800 695,700
Sitios Latinoamerica SAB de CV, 5.38%,
04/04/32
(e)
..................... 845 801,538
SK Broadband Co. Ltd., 4.88%, 06/28/28
(e)
.. 200 200,362
Sprint Capital Corp.
6.88%, 11/15/28 .................. 2,525 2,717,684
8.75%, 03/15/32 .................. 2,050 2,497,991
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 466 454,178
6.00%, 09/30/34 .................. 461 434,637
7.20%, 07/18/36 .................. 401 399,863
7.72%, 06/04/38 .................. 448 454,674
Telefonica Emisiones SA
4.10%, 03/08/27 .................. 1,163 1,142,846
7.05%, 06/20/36 .................. 1,731 1,939,026
4.67%, 03/06/38 .................. 386 349,949
5.21%, 03/08/47 .................. 2,201 2,008,213
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.90%, 03/06/48 .................. USD 1,266 $ 1,103,002
5.52%, 03/01/49 .................. 1,088 1,034,703
Telesat Canada
(c)
5.63%, 12/06/26 .................. 405 191,144
4.88%, 06/01/27 .................. 250 113,779
6.50%, 10/15/27 .................. 310 92,598
TELUS Corp.
2.80%, 02/16/27 .................. 695 661,926
3.70%, 09/15/27 .................. 1,050 1,014,691
3.40%, 05/13/32 .................. 690 612,659
4.60%, 11/16/48 .................. 800 684,926
4.30%, 06/15/49 .................. 468 379,492
Total Play Telecomunicaciones SA de CV,
6.38%, 09/20/28
(d)(e)
............... 600 361,685
Turk Telekomunikasyon A/S, 7.38%, 05/20/29
(e)
400 402,932
Uniti Group LP
(c)
Series MAY, 10.50%, 02/15/28 ......... 120 120,890
10.50%, 02/15/28 ................. 2,360 2,389,333
4.75%, 04/15/28 .................. 515 445,912
Verizon Communications, Inc.
0.85%, 11/20/25 .................. 1,162 1,106,755
1.45%, 03/20/26 .................. 1,653 1,571,197
2.63%, 08/15/26 .................. 1,691 1,626,241
4.13%, 03/16/27 .................. 2,412 2,385,019
3.00%, 03/22/27 .................. 1,070 1,027,766
2.10%, 03/22/28 .................. 2,342 2,147,556
4.33%, 09/21/28 .................. 3,587 3,555,188
3.88%, 02/08/29 .................. 1,245 1,204,703
4.02%, 12/03/29 .................. 3,433 3,317,149
3.15%, 03/22/30 .................. 1,632 1,504,947
1.50%, 09/18/30 .................. 980 818,790
1.68%, 10/30/30 .................. 1,066 887,745
7.75%, 12/01/30 .................. 820 952,401
1.75%, 01/20/31 .................. 2,085 1,724,711
2.55%, 03/21/31 .................. 2,893 2,505,665
2.36%, 03/15/32 .................. 4,147 3,469,476
5.05%, 05/09/33 .................. 560 564,401
4.50%, 08/10/33 .................. 1,938 1,860,427
6.40%, 09/15/33 .................. 375 410,902
4.40%, 11/01/34 .................. 2,089 1,978,380
5.85%, 09/15/35 .................. 420 444,971
4.27%, 01/15/36 .................. 870 809,580
5.25%, 03/16/37 .................. 1,440 1,458,419
4.81%, 03/15/39 .................. 1,508 1,435,972
2.65%, 11/20/40 .................. 2,805 1,981,217
3.40%, 03/22/41 .................. 3,350 2,626,534
2.85%, 09/03/41 .................. 1,280 920,434
4.75%, 11/01/41 .................. 444 417,985
3.85%, 11/01/42 .................. 820 668,446
6.55%, 09/15/43 .................. 804 906,751
4.13%, 08/15/46 .................. 1,058 878,283
4.86%, 08/21/46 .................. 2,027 1,891,503
5.50%, 03/16/47 .................. 540 554,441
4.52%, 09/15/48 .................. 809 710,725
5.01%, 04/15/49 .................. 350 342,818
4.00%, 03/22/50 .................. 1,190 952,043
2.88%, 11/20/50 .................. 2,528 1,632,074
3.55%, 03/22/51 .................. 3,640 2,679,529
3.88%, 03/01/52 .................. 635 494,666
5.50%, 02/23/54 .................. 570 571,107
5.01%, 08/21/54 .................. 575 536,021
4.67%, 03/15/55 .................. 522 464,439
2.99%, 10/30/56 .................. 2,845 1,793,369
3.00%, 11/20/60
(d)
................. 2,575 1,590,273
3.70%, 03/22/61 .................. 2,763 1,995,166

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Finance plc, 5.00%, 07/15/30
(c)
. USD 860 $ 724,953
Virgin Media Secured Finance plc
(c)
5.50%, 05/15/29 .................. 1,296 1,205,863
4.50%, 08/15/30 .................. 850 737,382
Windstream Escrow LLC, 7.75%, 08/15/28
(c)
. 1,251 1,207,768
Zayo Group Holdings, Inc.
(c)(d)
4.00%, 03/01/27 .................. 1,345 1,144,482
6.13%, 03/01/28 .................. 960 655,200
Zegona Finance plc, 8.63%, 07/15/29
(c)(d)
... 805 821,910
246,814,605
Electric Utilities — 1.8%
Acwa Power Management and Investments
One Ltd., 5.95%, 12/15/39
(e)
.......... 386 374,032
Adani Electricity Mumbai Ltd.
(e)
3.95%, 02/12/30 .................. 600 528,669
3.87%, 07/22/31 .................. 400 335,676
Adani Transmission Step-One Ltd.
(e)
4.00%, 08/03/26 .................. 600 576,625
4.25%, 05/21/36 .................. 227 192,486
AEP Texas, Inc.
3.95%, 06/01/28 .................. 80 77,316
5.45%, 05/15/29 .................. 325 332,161
Series I, 2.10%, 07/01/30 ............ 600 512,954
4.70%, 05/15/32 .................. 235 227,783
5.40%, 06/01/33 .................. 250 249,618
5.70%, 05/15/34 .................. 345 351,629
3.80%, 10/01/47 .................. 670 497,689
Series G, 4.15%, 05/01/49 ........... 280 217,747
Series H, 3.45%, 01/15/50 ........... 512 350,006
3.45%, 05/15/51 .................. 595 402,926
5.25%, 05/15/52 .................. 265 246,064
AEP Transmission Co. LLC
3.10%, 12/01/26 .................. 295 284,376
5.15%, 04/01/34 .................. 380 381,721
4.00%, 12/01/46 .................. 215 175,800
3.75%, 12/01/47 .................. 642 490,579
4.25%, 09/15/48 .................. 720 592,770
3.80%, 06/15/49 .................. 210 159,937
3.15%, 09/15/49 .................. 295 200,736
Series M, 3.65%, 04/01/50 ........... 520 388,567
Series N, 2.75%, 08/15/51 ........... 180 111,941
Series O, 4.50%, 06/15/52 ........... 515 441,861
5.40%, 03/15/53 .................. 436 430,905
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(e)
..................... 1,158 1,022,396
Alabama Power Co.
3.75%, 09/01/27 .................. 310 302,812
Series 20-A, 1.45%, 09/15/30 ......... 585 490,143
3.05%, 03/15/32 .................. 255 226,219
3.94%, 09/01/32 .................. 620 583,877
5.85%, 11/15/33 .................. 345 367,279
6.13%, 05/15/38 .................. 170 184,312
6.00%, 03/01/39 .................. 290 311,480
3.85%, 12/01/42 .................. 149 122,488
4.15%, 08/15/44 .................. 474 399,168
3.75%, 03/01/45 .................. 708 559,773
4.30%, 01/02/46 .................. 440 376,695
Series B, 3.70%, 12/01/47 ............ 487 375,624
Series A, 4.30%, 07/15/48 ............ 508 429,328
3.45%, 10/01/49 .................. 538 394,266
3.13%, 07/15/51 .................. 455 310,914
3.00%, 03/15/52 .................. 338 226,138
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
489 523,076
Alfa Desarrollo SpA, 4.55%, 09/27/51
(e)
.... 1,043 784,953
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Alliant Energy Finance LLC
(c)
5.40%, 06/06/27 .................. USD 550 $ 557,778
4.25%, 06/15/28 .................. 448 435,100
5.95%, 03/30/29 .................. 170 176,660
3.60%, 03/01/32 .................. 420 374,292
American Electric Power Co., Inc.
5.70%, 08/15/25 .................. 150 150,549
Series N, 1.00%, 11/01/25 ............ 30 28,501
5.75%, 11/01/27 .................. 715 735,849
3.20%, 11/13/27 .................. 515 489,480
Series J, 4.30%, 12/01/28 ............ 820 801,880
5.20%, 01/15/29 .................. 1,065 1,078,707
2.30%, 03/01/30 .................. 469 408,368
5.95%, 11/01/32 .................. 420 440,255
5.63%, 03/01/33 .................. 569 583,609
3.25%, 03/01/50 .................. 385 259,872
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 6.95%,
12/15/54
(i)
..................... 50 50,729
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 7.05%,
12/15/54
(i)
..................... 60 60,743
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%), 3.88%,
02/15/62
(i)
..................... 639 595,977
American Transmission Systems, Inc.
(c)
2.65%, 01/15/32 .................. 810 690,720
5.00%, 09/01/44 .................. 460 426,329
Appalachian Power Co.
Series X, 3.30%, 06/01/27 ............ 90 86,254
Series AA, 2.70%, 04/01/31 ........... 280 243,176
Series BB, 4.50%, 08/01/32 ........... 460 436,566
5.65%, 04/01/34 .................. 390 398,178
7.00%, 04/01/38 .................. 545 616,761
4.40%, 05/15/44 .................. 340 280,630
4.45%, 06/01/45 .................. 125 103,163
Series Y, 4.50%, 03/01/49 ............ 505 412,221
Series Z, 3.70%, 05/01/50 ............ 535 383,293
Arizona Public Service Co.
2.95%, 09/15/27 .................. 465 439,135
2.60%, 08/15/29 .................. 569 514,655
2.20%, 12/15/31 .................. 460 379,385
6.35%, 12/15/32 .................. 265 285,594
5.55%, 08/01/33 .................. 400 407,657
5.70%, 08/15/34 .................. 360 369,597
5.05%, 09/01/41 .................. 237 221,578
4.50%, 04/01/42 .................. 486 420,381
4.35%, 11/15/45 .................. 353 294,648
3.75%, 05/15/46 .................. 210 159,086
4.20%, 08/15/48 .................. 322 257,487
4.25%, 03/01/49 .................. 660 531,785
3.50%, 12/01/49 .................. 333 234,313
3.35%, 05/15/50 .................. 360 249,688
2.65%, 09/15/50 .................. 520 312,079
Atlantic City Electric Co.
4.00%, 10/15/28 .................. 298 290,825
2.30%, 03/15/31 .................. 255 218,128
Atlantica Transmision Sur SA, 6.88%,
04/30/43
(e)
..................... 366 384,669
Ausgrid Finance Pty. Ltd., 4.35%, 08/01/28
(c)
. 480 468,437
Avangrid, Inc., 3.80%, 06/01/29 ......... 497 472,987
Baltimore Gas & Electric Co.
2.40%, 08/15/26 .................. 70 66,866
2.25%, 06/15/31 .................. 533 455,605
6.35%, 10/01/36 .................. 250 272,997

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.50%, 08/15/46 .................. USD 530 $ 396,556
3.75%, 08/15/47 .................. 403 309,980
4.25%, 09/15/48 .................. 555 460,500
3.20%, 09/15/49 .................. 376 259,131
2.90%, 06/15/50 .................. 575 371,055
4.55%, 06/01/52 .................. 525 453,432
5.40%, 06/01/53 .................. 695 684,842
Baltimore Gas and Electric Co.
5.30%, 06/01/34 .................. 250 255,137
5.65%, 06/01/54 .................. 350 357,838
Buffalo Energy Mexico Holdings, 7.88%,
02/15/39
(e)
..................... 600 630,350
Castle Peak Power Finance Co. Ltd.
(e)
3.25%, 07/25/27 .................. 400 385,527
2.20%, 06/22/30 .................. 200 175,082
2.13%, 03/03/31 .................. 400 340,816
Celeo Redes Operacion Chile SA, 5.20%,
06/22/47
(c)
..................... 5 4,108
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 09/01/26 ............ 113 107,492
Series AA, 3.00%, 02/01/27 ........... 170 163,927
5.20%, 10/01/28 .................. 345 351,757
Series AE, 2.35%, 04/01/31 ........... 473 406,020
Series AG, 3.00%, 03/01/32 .......... 145 127,456
Series ai., 4.45%, 10/01/32 ........... 345 333,361
Series K2, 6.95%, 03/15/33 ........... 38 43,121
4.95%, 04/01/33 .................. 705 701,435
5.15%, 03/01/34 .................. 250 253,126
3.55%, 08/01/42 .................. 510 403,775
4.50%, 04/01/44 .................. 440 388,018
3.95%, 03/01/48 .................. 388 310,564
Series AC, 4.25%, 02/01/49 ........... 775 646,716
Series AD, 2.90%, 07/01/50 ........... 518 339,693
Series AF, 3.35%, 04/01/51 ........... 555 394,575
Series AH, 3.60%, 03/01/52 ........... 260 191,945
Series AJ, 4.85%, 10/01/52 ........... 255 232,071
5.30%, 04/01/53 .................. 115 112,264
Chile Electricity PEC SpA, 0.00%, 01/25/28
(e)(k)
396 318,014
China Clean Energy Development Ltd., 4.00%,
11/05/25
(e)
..................... 1,200 1,183,908
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
(e)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.65%), 3.08%
(i)
(j)
........................... 600 582,409
1.60%, 01/20/26 .................. 1,000 955,078
3.00%, 12/10/29 .................. 400 372,190
2.70%, 01/20/31 .................. 200 179,450
China Southern Power Grid International
Finance BVI 2018 Co. Ltd., 4.25%,
09/18/28
(e)
..................... 800 795,174
China Southern Power Grid International
Finance BVI Co. Ltd., 3.50%, 05/08/27
(e)
.. 400 389,309
Cleco Corporate Holdings LLC
(f)
3.74%, 05/01/26 .................. 652 633,002
4.97%, 05/01/46 .................. 305 260,415
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28
(c)
................. 605 574,312
4.55%, 11/15/30
(c)
................. 310 299,698
5.95%, 12/15/36 .................. 175 182,164
CLP Power Hong Kong Financing Ltd.
(e)
3.38%, 10/26/27 .................. 800 771,262
2.13%, 06/30/30 .................. 600 522,502
2.25%, 07/21/31 .................. 200 170,366
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Commonwealth Edison Co.
2.55%, 06/15/26 .................. USD 707 $ 679,490
Series 122, 2.95%, 08/15/27 .......... 470 447,902
3.70%, 08/15/28 .................. 845 816,488
2.20%, 03/01/30 .................. 547 481,757
Series 132, 3.15%, 03/15/32 .......... 305 273,291
4.90%, 02/01/33 .................. 80 79,956
5.30%, 06/01/34 .................. 200 205,282
5.90%, 03/15/36 .................. 437 467,684
6.45%, 01/15/38 .................. 363 405,536
3.80%, 10/01/42 .................. 145 117,942
4.60%, 08/15/43 .................. 420 378,024
4.70%, 01/15/44 .................. 246 222,706
3.70%, 03/01/45 .................. 347 273,496
4.35%, 11/15/45 .................. 386 337,396
3.65%, 06/15/46 .................. 520 400,022
Series 123, 3.75%, 08/15/47 .......... 683 533,896
4.00%, 03/01/48 .................. 620 496,971
4.00%, 03/01/49 .................. 443 353,709
Series 127, 3.20%, 11/15/49 .......... 414 284,301
3.00%, 03/01/50 .................. 367 242,272
Series 130, 3.13%, 03/15/51 .......... 495 334,808
Series 131, 2.75%, 09/01/51 .......... 590 364,951
Series 133, 3.85%, 03/15/52 .......... 200 153,747
5.30%, 02/01/53 .................. 360 350,860
5.65%, 06/01/54 .................. 225 230,381
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 ............ 405 384,119
4.65%, 01/01/29 .................. 455 456,246
4.90%, 07/01/33 .................. 225 224,272
Connecticut Light and Power Co. (The)
Series A, 3.20%, 03/15/27 ............ 168 162,023
Series A, 2.05%, 07/01/31 ............ 505 422,616
4.30%, 04/15/44 .................. 480 416,664
Series A, 4.15%, 06/01/45 ............ 390 330,285
4.00%, 04/01/48 .................. 687 560,509
5.25%, 01/15/53 .................. 461 454,022
Consorcio Transmantaro SA
(e)
4.70%, 04/16/34
(d)
................. 800 756,556
5.20%, 04/11/38 .................. 400 376,962
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(c)
..................... 600 605,983
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 421 316,242
Dominion Energy South Carolina, Inc.
Series A, 2.30%, 12/01/31 ............ 185 155,933
6.63%, 02/01/32 .................. 276 304,929
5.30%, 05/15/33 .................. 415 424,011
6.05%, 01/15/38 .................. 179 191,574
5.45%, 02/01/41 .................. 435 436,677
4.60%, 06/15/43 .................. 294 263,755
6.25%, 10/15/53 .................. 305 338,414
5.10%, 06/01/65 .................. 415 379,776
DPL, Inc.
4.13%, 07/01/25 .................. 392 382,725
4.35%, 04/15/29 .................. 385 362,704
DTE Electric Co.
4.85%, 12/01/26 .................. 375 378,033
Series A, 1.90%, 04/01/28 ............ 845 769,346
2.25%, 03/01/30 .................. 406 359,330
Series C, 2.63%, 03/01/31 ........... 343 302,274
Series A, 3.00%, 03/01/32 ............ 630 557,619
5.20%, 04/01/33 .................. 425 433,931
5.20%, 03/01/34 .................. 465 472,953
Series A, 4.00%, 04/01/43 ............ 161 135,024

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.30%, 07/01/44 .................. USD 265 $ 229,868
3.70%, 03/15/45 .................. 585 464,912
3.70%, 06/01/46 .................. 286 223,435
3.75%, 08/15/47 .................. 435 338,324
Series A, 4.05%, 05/15/48 ............ 628 516,628
3.95%, 03/01/49 .................. 547 441,182
2.95%, 03/01/50 .................. 497 330,425
Series B, 3.25%, 04/01/51 ............ 595 417,624
Series B, 3.65%, 03/01/52 ............ 373 281,592
5.40%, 04/01/53 .................. 765 762,253
Duke Energy Carolinas LLC
2.95%, 12/01/26 .................. 623 600,141
3.95%, 11/15/28 .................. 655 641,932
Series A, 6.00%, 12/01/28 ............ 270 283,596
2.45%, 08/15/29 .................. 645 582,301
2.45%, 02/01/30 .................. 555 496,492
2.55%, 04/15/31 .................. 430 375,472
2.85%, 03/15/32 .................. 695 609,084
6.45%, 10/15/32 .................. 380 414,683
4.95%, 01/15/33 .................. 1,015 1,026,575
4.85%, 01/15/34 .................. 610 606,402
6.10%, 06/01/37 .................. 224 238,824
6.00%, 01/15/38 .................. 305 327,163
6.05%, 04/15/38 .................. 552 590,810
5.30%, 02/15/40 .................. 768 770,208
4.25%, 12/15/41 .................. 367 317,177
4.00%, 09/30/42 .................. 555 460,135
3.75%, 06/01/45 .................. 566 440,660
3.88%, 03/15/46 .................. 488 387,718
3.70%, 12/01/47 .................. 823 625,580
3.95%, 03/15/48 .................. 630 499,949
3.20%, 08/15/49 .................. 500 347,142
3.45%, 04/15/51 .................. 530 382,899
3.55%, 03/15/52 .................. 513 373,497
5.35%, 01/15/53 .................. 555 546,888
5.40%, 01/15/54 .................. 1,003 992,485
Duke Energy Corp.
0.90%, 09/15/25 .................. 940 898,504
5.00%, 12/08/25 .................. 265 265,348
2.65%, 09/01/26 .................. 945 903,948
4.85%, 01/05/27 .................. 630 632,515
3.15%, 08/15/27 .................. 885 845,849
5.00%, 12/08/27 .................. 828 836,056
4.30%, 03/15/28 .................. 830 817,704
4.85%, 01/05/29 .................. 960 963,825
3.40%, 06/15/29 .................. 215 202,457
2.45%, 06/01/30 .................. 652 574,903
2.55%, 06/15/31 .................. 560 480,008
4.50%, 08/15/32 .................. 990 949,841
5.75%, 09/15/33 .................. 670 697,016
5.45%, 06/15/34 .................. 445 451,665
3.30%, 06/15/41 .................. 638 478,602
4.80%, 12/15/45 .................. 1,021 900,087
3.75%, 09/01/46 .................. 1,481 1,116,245
3.95%, 08/15/47 .................. 581 445,751
4.20%, 06/15/49 .................. 458 363,013
3.50%, 06/15/51 .................. 913 637,991
5.00%, 08/15/52 .................. 875 785,163
6.10%, 09/15/53 .................. 740 774,355
5.80%, 06/15/54 .................. 430 430,261
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(i)
..................... 480 434,325
Duke Energy Florida LLC
3.20%, 01/15/27 .................. 470 455,137
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.80%, 07/15/28 .................. USD 418 $ 406,468
2.50%, 12/01/29 .................. 735 662,618
1.75%, 06/15/30 .................. 722 614,107
2.40%, 12/15/31 .................. 735 627,260
5.88%, 11/15/33 .................. 755 805,079
6.35%, 09/15/37 .................. 518 569,249
6.40%, 06/15/38 .................. 821 906,066
5.65%, 04/01/40 .................. 410 421,739
3.85%, 11/15/42 .................. 410 334,895
3.40%, 10/01/46 .................. 515 372,462
4.20%, 07/15/48 .................. 448 371,688
3.00%, 12/15/51 .................. 620 405,516
5.95%, 11/15/52 .................. 319 335,655
6.20%, 11/15/53 .................. 300 327,898
Duke Energy Florida Project Finance LLC,
Series 2035, 3.11%, 09/01/36
(d)
........ 125 106,326
Duke Energy Indiana LLC
5.25%, 03/01/34 .................. 285 291,794
6.12%, 10/15/35 .................. 36 38,861
6.35%, 08/15/38 .................. 330 362,197
6.45%, 04/01/39 .................. 175 194,264
4.90%, 07/15/43 .................. 328 302,873
3.75%, 05/15/46 .................. 709 549,818
Series YYY, 3.25%, 10/01/49 .......... 551 380,328
2.75%, 04/01/50 .................. 890 554,373
5.40%, 04/01/53 .................. 410 401,725
Duke Energy Ohio, Inc.
3.65%, 02/01/29 .................. 608 583,835
2.13%, 06/01/30 .................. 598 518,343
5.25%, 04/01/33 .................. 510 519,984
3.70%, 06/15/46 .................. 225 170,574
4.30%, 02/01/49 .................. 495 409,347
5.65%, 04/01/53 .................. 415 417,553
5.55%, 03/15/54 .................. 315 315,289
Duke Energy Progress LLC
3.25%, 08/15/25 .................. 275 270,288
3.70%, 09/01/28 .................. 170 164,507
3.45%, 03/15/29 .................. 625 595,711
2.00%, 08/15/31 .................. 245 204,463
3.40%, 04/01/32 .................. 420 381,532
5.25%, 03/15/33 .................. 550 563,004
5.10%, 03/15/34 .................. 470 477,256
6.30%, 04/01/38 .................. 265 290,272
4.10%, 05/15/42 .................. 183 153,690
4.10%, 03/15/43 .................. 215 178,917
4.38%, 03/30/44 .................. 136 117,048
4.15%, 12/01/44 .................. 480 397,814
4.20%, 08/15/45 .................. 359 299,325
3.70%, 10/15/46 .................. 528 404,369
3.60%, 09/15/47 .................. 357 267,815
2.50%, 08/15/50 .................. 742 441,932
2.90%, 08/15/51 .................. 265 170,357
4.00%, 04/01/52 .................. 345 270,725
5.35%, 03/15/53 .................. 655 638,088
Duquesne Light Holdings, Inc.
(c)
3.62%, 08/01/27 .................. 403 383,928
2.53%, 10/01/30 .................. 550 469,515
2.78%, 01/07/32 .................. 135 112,952
Edison International
4.70%, 08/15/25 .................. 410 407,466
5.75%, 06/15/27 .................. 527 537,082
4.13%, 03/15/28 .................. 460 446,842
5.25%, 11/15/28 .................. 300 302,355
5.45%, 06/15/29 .................. 450 458,016
6.95%, 11/15/29 .................. 310 335,507

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(i)
..................... USD 475 $ 498,308
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88%,
06/15/54
(d)(i)
................... 400 417,343
El Paso Electric Co.
6.00%, 05/15/35 .................. 365 377,727
5.00%, 12/01/44 .................. 317 276,826
Emera US Finance LP
3.55%, 06/15/26 .................. 850 822,227
2.64%, 06/15/31 .................. 340 288,045
4.75%, 06/15/46 .................. 862 726,123
Enel Americas SA, 4.00%, 10/25/26 ...... 722 702,292
Enel Chile SA, 4.88%, 06/12/28 ......... 1,101 1,079,699
Enel Finance America LLC
(c)
7.10%, 10/14/27 .................. 810 861,584
2.88%, 07/12/41 .................. 880 596,302
Enel Finance International NV
(c)
6.80%, 10/14/25 .................. 960 980,490
1.63%, 07/12/26 .................. 1,723 1,614,007
3.63%, 05/25/27 .................. 705 681,039
4.63%, 06/15/27 .................. 945 937,214
3.50%, 04/06/28 .................. 1,435 1,367,163
2.13%, 07/12/28 .................. 915 823,048
4.88%, 06/14/29
(d)
................. 1,430 1,437,584
5.13%, 06/26/29 .................. 800 803,616
2.50%, 07/12/31 .................. 1,400 1,175,205
5.00%, 06/15/32 .................. 810 793,464
7.50%, 10/14/32 .................. 1,115 1,266,511
5.50%, 06/26/34 .................. 830 831,510
6.80%, 09/15/37 .................. 685 750,995
6.00%, 10/07/39 .................. 1,135 1,172,141
4.75%, 05/25/47 .................. 1,236 1,062,022
5.50%, 06/15/52 .................. 910 852,297
7.75%, 10/14/52 .................. 700 849,165
EnfraGen Energia Sur SA, 5.38%, 12/30/30
(c)
. 685 571,532
Engie Energia Chile SA
(e)
3.40%, 01/28/30 .................. 400 353,579
6.38%, 04/17/34 .................. 600 613,084
Entergy Arkansas LLC
3.50%, 04/01/26 .................. 399 391,057
4.00%, 06/01/28 .................. 485 474,495
5.15%, 01/15/33 .................. 290 293,638
5.30%, 09/15/33 .................. 290 295,073
5.45%, 06/01/34 .................. 250 257,999
4.20%, 04/01/49 .................. 565 459,498
2.65%, 06/15/51 .................. 902 542,100
3.35%, 06/15/52 .................. 530 366,807
5.75%, 06/01/54 .................. 320 327,383
Entergy Corp.
0.90%, 09/15/25 .................. 865 826,483
2.95%, 09/01/26 .................. 888 853,317
1.90%, 06/15/28 .................. 650 584,125
2.80%, 06/15/30 .................. 822 736,099
2.40%, 06/15/31 .................. 580 489,879
3.75%, 06/15/50 .................. 375 273,102
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.67%), 7.13%,
12/01/54
(i)
..................... 45 45,076
Entergy Louisiana LLC
2.40%, 10/01/26 .................. 530 504,690
3.12%, 09/01/27 .................. 385 368,273
3.25%, 04/01/28 .................. 603 573,580
1.60%, 12/15/30 .................. 310 256,535
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.05%, 06/01/31 .................. USD 723 $ 643,567
2.35%, 06/15/32 .................. 235 195,808
4.00%, 03/15/33 .................. 587 541,069
5.35%, 03/15/34 .................. 380 387,422
3.10%, 06/15/41 .................. 125 92,338
4.95%, 01/15/45 .................. 375 333,632
4.20%, 09/01/48 .................. 1,171 947,201
4.20%, 04/01/50 .................. 415 334,955
2.90%, 03/15/51 .................. 954 601,205
4.75%, 09/15/52 .................. 700 618,319
5.70%, 03/15/54 .................. 565 572,544
Entergy Mississippi LLC
2.85%, 06/01/28 .................. 385 359,543
5.00%, 09/01/33 .................. 185 184,343
3.85%, 06/01/49 .................. 475 361,955
3.50%, 06/01/51 .................. 70 49,884
5.85%, 06/01/54 .................. 275 283,897
Entergy Texas, Inc.
4.00%, 03/30/29 .................. 506 491,722
1.75%, 03/15/31 .................. 519 429,467
4.50%, 03/30/39 .................. 370 338,214
3.55%, 09/30/49 .................. 500 363,526
5.00%, 09/15/52 .................. 375 343,042
5.80%, 09/01/53 .................. 250 257,152
Eskom Holdings SOC Ltd., 8.45%, 08/10/28
(e)
600 616,541
EUSHI Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 7.63%, 12/15/54
(c)(i)
.......... 425 432,797
Evergy Kansas Central, Inc.
2.55%, 07/01/26 .................. 195 187,512
3.10%, 04/01/27 .................. 465 446,738
5.90%, 11/15/33 .................. 235 247,622
4.13%, 03/01/42 .................. 163 138,016
4.10%, 04/01/43 .................. 234 195,305
4.25%, 12/01/45 .................. 378 317,998
3.25%, 09/01/49 .................. 524 361,660
3.45%, 04/15/50 .................. 215 151,861
5.70%, 03/15/53 .................. 360 363,424
Evergy Metro, Inc.
Series 2020, 2.25%, 06/01/30 ......... 170 148,345
4.95%, 04/15/33 .................. 225 223,730
5.40%, 04/01/34 .................. 515 524,380
5.30%, 10/01/41 .................. 350 342,637
4.20%, 06/15/47 .................. 366 302,466
Series 2019, 4.13%, 04/01/49 ......... 422 337,160
Evergy Missouri West, Inc.
(c)
5.15%, 12/15/27 .................. 555 560,167
5.65%, 06/01/34 .................. 340 349,440
Evergy, Inc., 2.90%, 09/15/29 .......... 620 565,625
Eversource Energy
Series Q, 0.80%, 08/15/25 ........... 505 481,800
4.75%, 05/15/26 .................. 475 473,082
Series U, 1.40%, 08/15/26 ........... 415 385,944
5.00%, 01/01/27 .................. 330 330,564
2.90%, 03/01/27 .................. 750 714,667
4.60%, 07/01/27 .................. 345 342,342
Series M, 3.30%, 01/15/28 ........... 222 210,514
5.45%, 03/01/28 .................. 1,371 1,393,768
5.95%, 02/01/29 .................. 845 879,798
Series O, 4.25%, 04/01/29 ........... 480 466,179
Series R, 1.65%, 08/15/30 ........... 605 501,258
2.55%, 03/15/31 .................. 502 427,530
5.85%, 04/15/31 .................. 685 710,840
3.38%, 03/01/32 .................. 310 273,623
5.13%, 05/15/33 .................. 490 483,687

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.50%, 01/01/34 .................. USD 570 $ 574,543
5.95%, 07/15/34 .................. 790 820,599
3.45%, 01/15/50 .................. 841 597,564
Exelon Corp.
3.40%, 04/15/26 .................. 989 966,084
2.75%, 03/15/27 .................. 325 309,162
5.15%, 03/15/28 .................. 915 926,246
5.15%, 03/15/29 .................. 130 132,082
4.05%, 04/15/30 .................. 1,725 1,659,969
3.35%, 03/15/32 .................. 315 283,765
5.30%, 03/15/33 .................. 595 605,438
5.45%, 03/15/34 .................. 450 458,860
4.95%, 06/15/35 .................. 366 351,783
5.63%, 06/15/35 .................. 450 464,151
5.10%, 06/15/45 .................. 619 578,242
4.45%, 04/15/46 .................. 855 730,139
4.70%, 04/15/50 .................. 945 825,118
4.10%, 03/15/52 .................. 620 490,325
5.60%, 03/15/53 .................. 800 793,203
Fells Point Funding Trust, 3.05%, 01/31/27
(c)
. 605 576,959
FirstEnergy Corp.
Series A, 1.60%, 01/15/26 ............ 321 305,027
Series B, 3.90%, 07/15/27 ............ 1,469 1,427,623
2.65%, 03/01/30 .................. 597 530,754
Series B, 2.25%, 09/01/30 ............ 455 390,559
Series C, 4.85%, 07/15/47 ........... 719 631,326
Series C, 3.40%, 03/01/50 ........... 885 612,522
FirstEnergy Pennsylvania Electric Co.
(c)
5.15%, 03/30/26 .................. 147 147,025
3.25%, 03/15/28 .................. 249 236,208
5.20%, 04/01/28 .................. 110 111,291
4.30%, 01/15/29 .................. 435 425,890
3.60%, 06/01/29 .................. 408 386,104
FirstEnergy Transmission LLC
(c)
2.87%, 09/15/28 .................. 610 565,655
5.45%, 07/15/44 .................. 435 416,158
4.55%, 04/01/49 .................. 548 467,712
Florida Power & Light Co.
3.13%, 12/01/25 .................. 1,175 1,149,886
4.45%, 05/15/26 .................. 310 308,895
Series A, 3.30%, 05/30/27 ............ 1,200 1,160,271
5.05%, 04/01/28 .................. 421 428,444
4.40%, 05/15/28 .................. 445 443,122
5.15%, 06/15/29 .................. 645 661,478
4.63%, 05/15/30 .................. 305 305,831
2.45%, 02/03/32 .................. 783 669,467
5.10%, 04/01/33 .................. 585 595,621
4.80%, 05/15/33 .................. 290 289,681
5.63%, 04/01/34 .................. 335 355,090
5.30%, 06/15/34 .................. 600 620,920
4.95%, 06/01/35 .................. 848 851,919
5.65%, 02/01/37 .................. 210 221,884
5.95%, 02/01/38 .................. 434 469,118
5.96%, 04/01/39 .................. 599 646,932
5.69%, 03/01/40 .................. 233 242,618
5.25%, 02/01/41 .................. 90 90,232
4.13%, 02/01/42 .................. 824 716,145
4.05%, 06/01/42 .................. 370 316,164
3.80%, 12/15/42 .................. 275 226,594
4.05%, 10/01/44 .................. 268 226,689
3.70%, 12/01/47 .................. 922 722,075
3.95%, 03/01/48 .................. 1,042 847,771
4.13%, 06/01/48 .................. 448 371,631
3.99%, 03/01/49 .................. 825 674,631
3.15%, 10/01/49 .................. 819 575,132
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.88%, 12/04/51 .................. USD 888 $ 583,238
5.30%, 04/01/53 .................. 700 694,750
5.60%, 06/15/54 .................. 595 620,247
Fortis, Inc., 3.06%, 10/04/26 ........... 1,120 1,074,859
Georgia Power Co.
3.25%, 04/01/26 .................. 360 351,362
5.00%, 02/23/27 .................. 155 156,496
3.25%, 03/30/27 .................. 378 364,789
4.65%, 05/16/28 .................. 875 876,412
Series B, 2.65%, 09/15/29 ............ 805 732,700
4.70%, 05/15/32 .................. 428 423,835
4.95%, 05/17/33 .................. 825 825,427
5.25%, 03/15/34 .................. 870 888,789
Series 10-C, 4.75%, 09/01/40 ......... 590 545,001
4.30%, 03/15/42 .................. 1,281 1,118,094
4.30%, 03/15/43 .................. 470 401,133
Series B, 3.70%, 01/30/50 ............ 423 322,760
Series A, 3.25%, 03/15/51 ............ 418 292,277
5.13%, 05/15/52 .................. 653 626,387
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26
(e)
400 398,967
Hongkong Electric Finance Ltd.
(e)
2.88%, 05/03/26 .................. 600 580,133
2.25%, 06/09/30 .................. 400 351,240
1.88%, 08/27/30 .................. 600 512,789
Iberdrola International BV, 6.75%, 07/15/36 .. 407 467,457
Idaho Power Co.
Series K, 4.20%, 03/01/48 ............ 585 472,690
5.50%, 03/15/53 .................. 250 244,370
5.80%, 04/01/54 .................. 175 178,498
Indiana Michigan Power Co.
3.85%, 05/15/28 .................. 631 609,908
6.05%, 03/15/37 .................. 55 58,523
Series K, 4.55%, 03/15/46 ............ 511 441,578
Series L, 3.75%, 07/01/47 ............ 454 343,553
4.25%, 08/15/48 .................. 371 302,407
3.25%, 05/01/51 .................. 350 237,701
5.63%, 04/01/53 .................. 496 498,397
Indianapolis Power & Light Co.
(c)
5.65%, 12/01/32 .................. 635 652,255
4.05%, 05/01/46 .................. 485 390,587
5.70%, 04/01/54 .................. 565 570,729
Interchile SA, 4.50%, 06/30/56
(e)
......... 1,000 838,491
Interstate Power & Light Co.
2.30%, 06/01/30 .................. 360 315,125
3.50%, 09/30/49 .................. 227 163,217
3.10%, 11/30/51 .................. 265 172,966
Interstate Power and Light Co.
4.10%, 09/26/28 .................. 325 316,806
3.60%, 04/01/29 .................. 75 71,546
5.70%, 10/15/33 .................. 240 248,781
6.25%, 07/15/39 .................. 275 292,922
3.70%, 09/15/46 .................. 260 195,963
Investment Energy Resources Ltd., 6.25%,
04/26/29
(e)
..................... 600 576,492
IPALCO Enterprises, Inc.
4.25%, 05/01/30 .................. 577 547,488
5.75%, 04/01/34 .................. 165 168,000
ITC Holdings Corp.
3.25%, 06/30/26 .................. 528 511,718
4.95%, 09/22/27
(c)
................. 1,205 1,209,760
3.35%, 11/15/27 .................. 668 639,083
2.95%, 05/14/30
(c)
................. 100 90,187
5.40%, 06/01/33
(c)
................. 230 232,015
5.65%, 05/09/34
(c)
................. 285 292,112
5.30%, 07/01/43 .................. 237 223,373

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Jersey Central Power & Light Co.
(c)
4.30%, 01/15/26 .................. USD 835 $ 825,574
2.75%, 03/01/32 .................. 445 378,229
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42 ................. 59 56,035
Kallpa Generacion SA
(e)
4.88%, 05/24/26 .................. 400 393,670
4.13%, 08/16/27 .................. 423 405,181
Kentucky Power Co., 7.00%, 11/15/33
(c)
.... 330 356,836
Kentucky Utilities Co.
Series KENT, 5.45%, 04/15/33 ......... 245 252,772
5.13%, 11/01/40 .................. 838 810,386
4.38%, 10/01/45 .................. 739 625,945
3.30%, 06/01/50 .................. 687 480,691
Korea East-West Power Co. Ltd., 4.88%,
07/12/28
(e)
..................... 400 401,440
Korea Midland Power Co. Ltd., 1.25%,
08/09/26
(e)
..................... 600 557,793
Korea Southern Power Co. Ltd.
(e)
0.75%, 01/27/26 .................. 400 376,138
5.38%, 09/21/26 .................. 200 201,740
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(c)(d)
............... 375 341,465
Liberty Utilities Co.
(c)
5.58%, 01/31/29 .................. 120 122,419
5.87%, 01/31/34 .................. 470 481,146
Liberty Utilities Finance GP 1, 2.05%,
09/15/30
(c)
..................... 573 480,727
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(e)
... 465 470,893
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 445 458,225
Louisville Gas and Electric Co.
Series 25, 3.30%, 10/01/25 ........... 263 257,510
4.25%, 04/01/49 .................. 155 126,175
Massachusetts Electric Co.
(c)
1.73%, 11/24/30 .................. 1,125 928,952
5.90%, 11/15/39 .................. 255 259,965
4.00%, 08/15/46 .................. 222 175,412
5.87%, 02/26/54 .................. 430 438,982
Mazoon Assets Co. SAOC
(e)
5.20%, 11/08/27 .................. 400 395,440
5.50%, 02/14/29 .................. 600 597,097
Mexico Generadora de Energia S de rl, 5.50%,
12/06/32
(e)
..................... 242 237,794
MidAmerican Energy Co.
3.10%, 05/01/27 .................. 445 428,631
3.65%, 04/15/29 .................. 1,216 1,170,851
6.75%, 12/30/31 .................. 212 240,576
5.35%, 01/15/34 .................. 250 259,031
5.75%, 11/01/35 .................. 58 61,096
5.80%, 10/15/36 .................. 348 370,279
4.80%, 09/15/43 .................. 515 478,169
4.40%, 10/15/44 .................. 490 427,399
4.25%, 05/01/46 .................. 455 386,212
3.95%, 08/01/47 .................. 633 508,100
3.65%, 08/01/48 .................. 570 438,098
4.25%, 07/15/49 .................. 527 445,100
3.15%, 04/15/50 .................. 488 337,441
2.70%, 08/01/52 .................. 365 226,576
5.85%, 09/15/54 .................. 735 773,955
5.30%, 02/01/55 .................. 385 376,567
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(c)
................ 622 607,923
Minejesa Capital BV
(e)
4.63%, 08/10/30 .................. 930 896,274
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.63%, 08/10/37 .................. USD 800 $ 739,048
Mississippi Power Co.
3.95%, 03/30/28 .................. 585 569,702
Series 12-A, 4.25%, 03/15/42 ......... 431 361,369
Series B, 3.10%, 07/30/51 ............ 298 193,949
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(e)
..................... 422 404,377
Monongahela Power Co.
(c)
3.55%, 05/15/27 .................. 90 86,946
5.85%, 02/15/34 .................. 285 296,060
5.40%, 12/15/43 .................. 520 495,268
Narragansett Electric Co. (The)
(c)
3.92%, 08/01/28 .................. 150 145,980
3.40%, 04/09/30 .................. 660 615,991
5.35%, 05/01/34 .................. 500 507,056
5.64%, 03/15/40 .................. 360 357,602
National Grid USA, 5.80%, 04/01/35 ...... 143 146,553
Nevada Power Co.
Series CC, 3.70%, 05/01/29 .......... 1,005 966,340
Series DD, 2.40%, 05/01/30 .......... 715 629,953
Series N, 6.65%, 04/01/36 ........... 288 318,327
Series R, 6.75%, 07/01/37 ........... 629 709,021
Series EE, 3.13%, 08/01/50 ........... 395 261,593
Series GG, 5.90%, 05/01/53 .......... 195 200,627
6.00%, 03/15/54 .................. 580 606,537
New England Power Co.
(c)
3.80%, 12/05/47 .................. 931 709,662
2.81%, 10/06/50 .................. 167 103,659
5.94%, 11/25/52 .................. 275 284,873
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 .................. 670 674,530
4.95%, 01/29/26 .................. 1,045 1,045,681
1.88%, 01/15/27 .................. 676 630,639
3.55%, 05/01/27 .................. 1,103 1,068,402
4.63%, 07/15/27 .................. 975 974,678
4.90%, 02/28/28 .................. 1,240 1,246,522
1.90%, 06/15/28 .................. 1,007 907,216
4.90%, 03/15/29 .................. 750 754,780
3.50%, 04/01/29 .................. 905 856,914
2.75%, 11/01/29 .................. 1,552 1,412,164
5.00%, 02/28/30 .................. 580 587,318
2.25%, 06/01/30 .................. 2,132 1,857,987
2.44%, 01/15/32 .................. 768 645,487
5.00%, 07/15/32 .................. 670 669,807
5.05%, 02/28/33 .................. 1,170 1,164,656
5.25%, 03/15/34 .................. 790 796,651
3.00%, 01/15/52 .................. 480 311,625
5.25%, 02/28/53 .................. 1,080 1,027,119
5.55%, 03/15/54 .................. 1,235 1,220,646
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(i)
..................... 965 1,005,619
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.36%), 6.70%,
09/01/54
(i)
..................... 825 839,546
5.11%, 09/29/57
(c)
................. 285 263,760
(3-mo. LIBOR USD + 2.41%), 4.80%,
12/01/77
(i)
..................... 500 466,222
(3-mo. LIBOR USD + 3.16%), 5.65%,
05/01/79
(i)
..................... 469 453,405
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(i)
..................... 115 107,623
NextEra Energy Operating Partners LP
(c)
3.88%, 10/15/26 .................. 461 442,341

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.50%, 09/15/27 .................. USD 505 $ 483,454
7.25%, 01/15/29 .................. 672 698,149
Niagara Mohawk Power Corp.
(c)
4.28%, 12/15/28 .................. 475 461,555
1.96%, 06/27/30 .................. 438 374,201
2.76%, 01/10/32 .................. 425 359,581
5.29%, 01/17/34 .................. 920 914,060
4.28%, 10/01/34 .................. 384 348,454
4.12%, 11/28/42 .................. 106 87,407
3.03%, 06/27/50 .................. 452 289,278
5.78%, 09/16/52 .................. 380 381,276
5.66%, 01/17/54 .................. 770 761,183
Northern States Power Co.
2.25%, 04/01/31 .................. 360 308,550
6.25%, 06/01/36 .................. 125 137,948
6.20%, 07/01/37 .................. 358 394,425
5.35%, 11/01/39 .................. 514 518,292
3.40%, 08/15/42 .................. 450 350,310
4.13%, 05/15/44 .................. 540 456,099
4.00%, 08/15/45 .................. 360 292,349
3.60%, 05/15/46 .................. 370 282,878
3.60%, 09/15/47 .................. 276 208,642
2.90%, 03/01/50 .................. 584 385,438
2.60%, 06/01/51 .................. 445 274,627
3.20%, 04/01/52 .................. 333 230,418
4.50%, 06/01/52 .................. 275 238,956
5.10%, 05/15/53 .................. 540 512,342
5.40%, 03/15/54 .................. 425 422,758
5.65%, 06/15/54 .................. 290 297,812
NRG Energy, Inc.
2.00%, 12/02/25
(c)
................. 625 597,033
6.63%, 01/15/27 .................. 319 318,327
2.45%, 12/02/27
(c)
................. 865 793,065
5.75%, 01/15/28 .................. 731 727,899
3.38%, 02/15/29
(c)
................. 470 423,043
4.45%, 06/15/29
(c)
................. 486 466,333
5.25%, 06/15/29
(c)
................. 690 671,027
3.63%, 02/15/31
(c)
................. 935 818,359
3.88%, 02/15/32
(c)
................. 446 389,330
7.00%, 03/15/33
(c)
................. 640 687,799
NSTAR Electric Co.
3.20%, 05/15/27 .................. 524 505,092
3.25%, 05/15/29 .................. 355 335,094
3.95%, 04/01/30 .................. 303 291,934
1.95%, 08/15/31 .................. 250 206,717
5.40%, 06/01/34 .................. 370 380,184
5.50%, 03/15/40 .................. 170 172,976
4.40%, 03/01/44 .................. 425 371,216
3.10%, 06/01/51 .................. 457 308,915
4.55%, 06/01/52 .................. 460 399,675
4.95%, 09/15/52 .................. 275 254,677
OGE Energy Corp., 5.45%, 05/15/29 ...... 370 378,794
Ohio Edison Co.
5.50%, 01/15/33
(c)
................. 350 354,801
6.88%, 07/15/36 .................. 452 516,909
Ohio Power Co.
Series P, 2.60%, 04/01/30 ............ 507 451,770
Series Q, 1.63%, 01/15/31 ........... 249 203,557
5.00%, 06/01/33 .................. 145 143,312
5.65%, 06/01/34 .................. 225 231,379
4.15%, 04/01/48 .................. 215 170,727
4.00%, 06/01/49 .................. 372 288,281
Series R, 2.90%, 10/01/51 ........... 315 197,662
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 .................. 205 198,078
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.60%, 04/01/53 .................. USD 260 $ 261,443
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 .................. 350 324,209
3.25%, 04/01/30 .................. 75 69,201
5.40%, 01/15/33 .................. 335 344,235
4.15%, 04/01/47 .................. 293 240,457
3.85%, 08/15/47 .................. 324 253,408
OmGrid Funding Ltd., 5.20%, 05/16/27
(e)
.... 400 393,246
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 .................. 455 432,936
4.30%, 05/15/28 .................. 170 168,080
3.70%, 11/15/28 .................. 850 820,040
5.75%, 03/15/29 .................. 105 109,812
2.75%, 05/15/30 .................. 980 885,055
7.00%, 05/01/32 .................. 153 173,345
4.15%, 06/01/32 .................. 215 205,053
4.55%, 09/15/32 .................. 390 382,705
7.25%, 01/15/33 .................. 485 559,230
5.65%, 11/15/33 .................. 475 499,396
7.50%, 09/01/38 .................. 225 275,858
5.25%, 09/30/40 .................. 395 390,850
4.55%, 12/01/41 .................. 95 86,140
5.30%, 06/01/42 .................. 643 631,214
3.75%, 04/01/45 .................. 670 530,175
3.80%, 09/30/47 .................. 458 360,770
4.10%, 11/15/48 .................. 343 281,402
3.80%, 06/01/49 .................. 443 345,869
3.10%, 09/15/49 .................. 792 541,939
3.70%, 05/15/50 .................. 350 265,594
2.70%, 11/15/51 .................. 608 375,101
4.60%, 06/01/52 .................. 458 401,536
4.95%, 09/15/52 .................. 576 534,653
5.35%, 10/01/52 .................. 355 347,358
5.55%, 06/15/54
(c)
................. 705 712,596
Oryx Funding Ltd., 5.80%, 02/03/31
(e)
...... 600 596,894
Pacific Gas & Electric Co.
3.15%, 01/01/26 .................. 1,315 1,277,654
2.95%, 03/01/26 .................. 340 328,363
3.30%, 03/15/27 .................. 580 555,975
2.10%, 08/01/27 .................. 845 775,433
3.30%, 12/01/27 .................. 1,224 1,158,068
3.00%, 06/15/28 .................. 705 657,345
4.65%, 08/01/28 .................. 240 236,223
6.10%, 01/15/29 .................. 270 280,650
5.55%, 05/15/29 .................. 655 668,604
4.55%, 07/01/30 .................. 1,820 1,761,765
2.50%, 02/01/31 .................. 1,855 1,571,717
3.25%, 06/01/31 .................. 918 807,732
4.40%, 03/01/32 .................. 495 463,767
5.90%, 06/15/32 .................. 630 647,261
6.15%, 01/15/33 .................. 630 655,808
6.40%, 06/15/33 .................. 880 931,383
6.95%, 03/15/34 .................. 770 849,596
4.50%, 07/01/40 .................. 1,821 1,548,667
3.30%, 08/01/40 .................. 956 699,602
4.20%, 06/01/41 .................. 569 456,563
4.45%, 04/15/42 .................. 473 386,478
3.75%, 08/15/42 .................. 420 313,000
4.60%, 06/15/43 .................. 460 384,159
4.30%, 03/15/45 .................. 634 498,261
4.25%, 03/15/46 .................. 563 438,115
4.00%, 12/01/46 .................. 350 260,705
3.95%, 12/01/47 .................. 847 626,435
4.95%, 07/01/50 .................. 2,803 2,387,281
3.50%, 08/01/50 .................. 1,650 1,116,121

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.25%, 03/01/52 .................. USD 610 $ 538,055
6.75%, 01/15/53 .................. 1,055 1,131,580
6.70%, 04/01/53 .................. 690 739,786
Pacific Gas and Electric Co.
5.45%, 06/15/27 .................. 545 551,368
3.75%, 07/01/28 .................. 635 605,757
4.20%, 03/01/29 .................. 425 409,147
5.80%, 05/15/34 .................. 870 886,469
4.75%, 02/15/44 .................. 771 648,369
PacifiCorp
5.10%, 02/15/29 .................. 880 892,230
3.50%, 06/15/29 .................. 755 714,030
2.70%, 09/15/30 .................. 494 438,095
5.30%, 02/15/31 .................. 855 868,455
7.70%, 11/15/31 .................. 390 453,244
5.45%, 02/15/34 .................. 1,185 1,198,749
5.25%, 06/15/35 .................. 145 145,369
6.10%, 08/01/36 .................. 190 201,195
5.75%, 04/01/37 .................. 355 364,180
6.25%, 10/15/37 .................. 1,042 1,107,100
6.35%, 07/15/38 .................. 149 159,205
6.00%, 01/15/39 .................. 650 677,414
4.10%, 02/01/42 .................. 495 398,146
4.13%, 01/15/49 .................. 623 490,017
4.15%, 02/15/50 .................. 696 547,514
3.30%, 03/15/51 .................. 758 505,732
2.90%, 06/15/52 .................. 580 353,468
5.35%, 12/01/53 .................. 940 874,175
5.50%, 05/15/54 .................. 820 780,429
5.80%, 01/15/55 .................. 1,330 1,319,447
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
. 300 320,047
Pampa Energia SA, 7.50%, 01/24/27
(e)
..... 650 639,259
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 625 589,168
PECO Energy Co.
3.15%, 10/15/25 .................. 215 210,818
4.90%, 06/15/33 .................. 509 510,871
5.95%, 10/01/36 .................. 168 181,738
4.15%, 10/01/44 .................. 210 178,336
3.70%, 09/15/47 .................. 475 370,699
3.90%, 03/01/48 .................. 470 373,457
3.00%, 09/15/49 .................. 614 421,735
2.80%, 06/15/50 .................. 250 160,203
3.05%, 03/15/51 .................. 160 107,299
2.85%, 09/15/51 .................. 425 272,068
4.60%, 05/15/52 .................. 300 263,327
4.38%, 08/15/52 .................. 305 257,870
PG&E Corp.
5.00%, 07/01/28 .................. 930 907,195
5.25%, 07/01/30 .................. 910 879,530
PG&E Recovery Funding LLC
Series A-1, 5.05%, 07/15/32 .......... 172 174,889
Series A-3, 5.53%, 06/01/49 .......... 600 617,037
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 06/01/36 .......... 1,500 1,431,670
Series A-4, 4.45%, 12/01/47 .......... 5,000 4,487,129
Potomac Electric Power Co.
5.20%, 03/15/34 .................. 300 308,061
6.50%, 11/15/37 .................. 295 334,118
4.15%, 03/15/43 .................. 797 676,481
5.50%, 03/15/54 .................. 285 287,033
PPL Capital Funding, Inc.
3.10%, 05/15/26 .................. 488 472,763
4.13%, 04/15/30 .................. 55 52,886
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PPL Electric Utilities Corp.
5.00%, 05/15/33 .................. USD 425 $ 427,949
4.85%, 02/15/34 .................. 975 973,284
6.25%, 05/15/39 .................. 85 94,253
4.75%, 07/15/43 .................. 110 101,317
4.13%, 06/15/44 .................. 388 328,695
4.15%, 10/01/45 .................. 235 200,128
3.95%, 06/01/47 .................. 570 464,678
4.15%, 06/15/48 .................. 390 325,532
3.00%, 10/01/49 .................. 265 181,152
5.25%, 05/15/53 .................. 790 776,031
Progress Energy, Inc.
7.75%, 03/01/31 .................. 606 695,504
7.00%, 10/30/31 .................. 625 697,095
6.00%, 12/01/39 .................. 395 410,735
Public Service Co. of Colorado
3.70%, 06/15/28 .................. 355 342,388
Series 35, 1.90%, 01/15/31 ........... 575 477,900
1.88%, 06/15/31 .................. 95 78,090
Series 38, 4.10%, 06/01/32 ........... 270 255,800
5.35%, 05/15/34 .................. 415 423,502
Series 17, 6.25%, 09/01/37 ........... 289 311,387
6.50%, 08/01/38 .................. 145 160,891
3.60%, 09/15/42 .................. 310 238,593
4.30%, 03/15/44 .................. 316 264,223
3.80%, 06/15/47 .................. 614 466,464
4.10%, 06/15/48 .................. 95 74,795
4.05%, 09/15/49 .................. 494 385,898
Series 34, 3.20%, 03/01/50 ........... 433 293,873
Series 36, 2.70%, 01/15/51 ........... 805 487,323
Series 39, 4.50%, 06/01/52 ........... 520 436,326
5.25%, 04/01/53 .................. 805 761,480
5.75%, 05/15/54 .................. 625 637,794
Public Service Co. of New Hampshire
Series V, 2.20%, 06/15/31 ............ 235 199,162
5.35%, 10/01/33 .................. 840 865,558
3.60%, 07/01/49 .................. 369 279,552
5.15%, 01/15/53 .................. 230 221,293
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 ............ 670 555,385
5.25%, 01/15/33 .................. 415 417,478
Series K, 3.15%, 08/15/51 ............ 420 277,850
Public Service Electric & Gas Co.
0.95%, 03/15/26 .................. 40 37,670
3.00%, 05/15/27 .................. 520 499,510
3.70%, 05/01/28 .................. 460 446,166
3.65%, 09/01/28 .................. 735 711,455
3.20%, 05/15/29 .................. 324 305,196
2.45%, 01/15/30 .................. 580 518,372
1.90%, 08/15/31 .................. 485 402,417
3.10%, 03/15/32 .................. 30 26,746
4.90%, 12/15/32 .................. 705 710,607
4.65%, 03/15/33 .................. 240 236,721
5.20%, 08/01/33 .................. 375 384,366
5.20%, 03/01/34 .................. 425 435,279
5.80%, 05/01/37 .................. 400 429,945
5.50%, 03/01/40 .................. 250 254,426
3.95%, 05/01/42 .................. 205 172,675
3.60%, 12/01/47 .................. 840 645,625
3.20%, 08/01/49 .................. 485 344,579
3.15%, 01/01/50 .................. 636 445,536
2.05%, 08/01/50 .................. 258 143,850
3.00%, 03/01/51 .................. 95 64,116
5.13%, 03/15/53 .................. 230 223,081
5.45%, 08/01/53 .................. 55 55,663

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.45%, 03/01/54 .................. USD 425 $ 431,924
Public Service Electric and Gas Co.
2.25%, 09/15/26 .................. 610 580,541
3.65%, 09/01/42 .................. 298 239,976
3.80%, 01/01/43 .................. 180 148,766
3.80%, 03/01/46 .................. 878 707,447
4.05%, 05/01/48 .................. 160 132,219
3.85%, 05/01/49 .................. 608 485,791
2.70%, 05/01/50 .................. 465 300,159
ReNew Wind Energy AP2, 4.50%, 07/14/28
(e)
. 600 549,822
RH International Singapore Corp. Pte. Ltd.,
4.50%, 03/27/28
(e)
................ 200 195,186
Rochester Gas and Electric Corp., 3.10%,
06/01/27
(c)
..................... 920 878,595
Ruwais Power Co. PJSC, 6.00%, 08/31/36
(e)
. 600 609,250
RWE Finance US LLC
(c)
5.88%, 04/16/34 .................. 765 786,788
6.25%, 04/16/54 .................. 870 889,209
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43
(e)
..................... 1,000 961,440
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44
(e)
..................... 800 789,578
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28
(e)
..................... 1,000 996,161
Saudi Electricity Global Sukuk Co. 5
(e)
1.74%, 09/17/25 .................. 400 383,696
2.41%, 09/17/30 .................. 1,200 1,040,542
Saudi Electricity Sukuk Programme Co.
(e)
4.94%, 02/13/29 .................. 600 600,135
4.63%, 04/11/33 .................. 1,200 1,172,478
5.19%, 02/13/34 .................. 1,200 1,215,313
5.68%, 04/11/53 .................. 1,300 1,257,821
Sierra Pacific Power Co.
2.60%, 05/01/26 .................. 528 508,767
5.90%, 03/15/54 .................. 280 290,636
Sinosing Services Pte. Ltd., 2.63%, 02/20/30
(e)
400 361,301
Southern California Edison Co.
Series E, 3.70%, 08/01/25 ............ 900 887,802
Series 20C, 1.20%, 02/01/26 .......... 265 250,664
5.35%, 03/01/26 .................. 480 483,223
4.90%, 06/01/26 .................. 290 289,902
4.88%, 02/01/27 .................. 510 511,658
Series D, 4.70%, 06/01/27 ........... 790 789,780
5.85%, 11/01/27 .................. 525 541,777
Series B, 3.65%, 03/01/28 ............ 353 339,592
5.30%, 03/01/28 .................. 185 188,375
5.65%, 10/01/28 .................. 480 495,703
Series A, 4.20%, 03/01/29 ............ 1,009 983,531
6.65%, 04/01/29 .................. 279 297,530
5.15%, 06/01/29 .................. 505 513,913
2.85%, 08/01/29 .................. 400 366,643
2.25%, 06/01/30 .................. 977 848,233
Series G, 2.50%, 06/01/31 ........... 360 309,824
5.45%, 06/01/31 .................. 390 402,647
2.75%, 02/01/32 .................. 445 385,071
5.95%, 11/01/32 .................. 480 507,876
6.00%, 01/15/34 .................. 498 529,065
5.20%, 06/01/34 .................. 645 647,223
Series 04-G, 5.75%, 04/01/35 ......... 300 312,749
Series 05-E, 5.35%, 07/15/35 ......... 340 345,283
5.63%, 02/01/36 .................. 278 285,427
Series 06-E, 5.55%, 01/15/37 ......... 225 231,013
Series 08-A, 5.95%, 02/01/38 ......... 780 817,099
6.05%, 03/15/39 .................. 663 702,296
5.50%, 03/15/40 .................. 550 551,343
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.50%, 09/01/40 .................. USD 415 $ 367,069
4.05%, 03/15/42 .................. 562 462,107
Series 13-A, 3.90%, 03/15/43 ......... 475 381,677
4.65%, 10/01/43 .................. 730 647,617
Series C, 3.60%, 02/01/45 ........... 387 291,288
4.00%, 04/01/47 .................. 1,740 1,376,027
Series C, 4.13%, 03/01/48 ........... 1,138 913,156
Series B, 4.88%, 03/01/49 ............ 716 639,994
3.65%, 02/01/50 .................. 1,245 917,632
Series 20A, 2.95%, 02/01/51 .......... 625 403,658
Series H, 3.65%, 06/01/51 ........... 260 189,266
3.45%, 02/01/52 .................. 560 393,526
Series E, 5.45%, 06/01/52 ............ 310 301,639
5.70%, 03/01/53 .................. 185 186,124
5.88%, 12/01/53 .................. 480 493,707
5.75%, 04/15/54 .................. 425 431,673
Southern Co. (The)
5.15%, 10/06/25 .................. 515 515,446
3.25%, 07/01/26 .................. 1,888 1,834,822
5.11%, 08/01/27 .................. 25 25,191
Series 21-B, 1.75%, 03/15/28 ......... 90 80,982
4.85%, 06/15/28 .................. 725 729,126
5.50%, 03/15/29 .................. 725 747,584
Series A, 3.70%, 04/30/30 ............ 1,235 1,164,674
5.70%, 10/15/32 .................. 330 345,088
5.20%, 06/15/33 .................. 565 568,161
5.70%, 03/15/34 .................. 835 870,141
4.25%, 07/01/36 .................. 610 555,380
4.40%, 07/01/46 .................. 1,484 1,276,648
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.73%),
4.00%, 01/15/51
(i)
............... 1,013 984,108
Series 21-A, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.92%), 3.75%, 09/15/51
(i)
.......... 414 392,332
Southwestern Electric Power Co.
Series N, 1.65%, 03/15/26 ........... 485 460,825
Series K, 2.75%, 10/01/26 ............ 709 675,252
Series M, 4.10%, 09/15/28 ........... 755 733,246
5.30%, 04/01/33 .................. 515 513,612
6.20%, 03/15/40 .................. 355 375,284
Series J, 3.90%, 04/01/45 ............ 427 325,298
Series L, 3.85%, 02/01/48 ............ 443 327,833
3.25%, 11/01/51 .................. 850 556,806
Southwestern Public Service Co.
4.50%, 08/15/41 .................. 175 151,491
3.40%, 08/15/46 .................. 489 339,109
3.70%, 08/15/47 .................. 580 424,552
Series 6, 4.40%, 11/15/48 ............ 386 312,917
3.75%, 06/15/49 .................. 425 315,709
Series 8, 3.15%, 05/01/50 ............ 285 187,577
6.00%, 06/01/54 .................. 385 393,599
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29
(c)
500 479,372
SP PowerAssets Ltd.
(c)
3.25%, 11/24/25 .................. 200 196,095
3.00%, 09/26/27 .................. 800 764,169
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(e)
..................... 800 738,823
State Grid Europe Development 2014 plc,
3.25%, 04/07/27
(e)
................ 700 678,165
State Grid Overseas Investment 2013 Ltd.,
4.38%, 05/22/43
(c)
................ 200 187,057
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44
(e)
................ 400 398,738

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
State Grid Overseas Investment BVI Ltd.
(e)
1.00%, 08/05/25 .................. USD 200 $ 192,305
2.88%, 05/18/26 .................. 400 387,744
1.13%, 09/08/26 .................. 400 372,028
3.50%, 05/04/27 .................. 2,100 2,047,193
4.25%, 05/02/28 .................. 800 798,518
1.63%, 08/05/30 .................. 1,700 1,459,717
4.00%, 05/04/47 .................. 400 350,619
System Energy Resources, Inc., 6.00%,
04/15/28 ...................... 325 335,617
Tampa Electric Co.
4.90%, 03/01/29 .................. 415 419,658
2.40%, 03/15/31 .................. 163 139,615
4.10%, 06/15/42 .................. 464 389,982
4.35%, 05/15/44 .................. 299 253,827
4.30%, 06/15/48 .................. 480 400,384
4.45%, 06/15/49 .................. 500 432,530
3.63%, 06/15/50 .................. 260 191,764
3.45%, 03/15/51 .................. 280 198,987
5.00%, 07/15/52 .................. 260 241,826
Terraform Global Operating LP, 6.13%,
03/01/26
(c)
..................... 330 329,056
Three Gorges Finance I Cayman Islands Ltd.
(e)
1.30%, 09/22/25 .................. 800 768,327
3.15%, 06/02/26 .................. 1,400 1,364,405
2.15%, 09/22/30 .................. 400 353,511
3.20%, 10/16/49 .................. 600 453,324
Tierra Mojada Luxembourg II SARL, 5.75%,
12/01/40
(e)
..................... 701 643,589
TNB Global Ventures Capital Bhd, 3.24%,
10/19/26
(e)
..................... 800 770,462
TNB Global Ventures Capital Bhd., 4.85%,
11/01/28
(e)
..................... 600 602,535
Toledo Edison Co. (The), 6.15%, 05/15/37 ... 297 322,564
Transelec SA, 3.88%, 01/12/29
(c)
........ 424 401,043
Trinidad Generation UnLtd, 5.25%, 11/04/27
(e)
400 389,149
Tucson Electric Power Co.
1.50%, 08/01/30 .................. 335 278,894
3.25%, 05/15/32 .................. 275 245,733
4.85%, 12/01/48
(d)
................. 208 185,917
4.00%, 06/15/50 .................. 467 364,227
3.25%, 05/01/51 .................. 250 170,423
5.50%, 04/15/53 .................. 330 324,058
Union Electric Co.
2.95%, 06/15/27 .................. 195 186,715
3.50%, 03/15/29 .................. 728 695,708
2.95%, 03/15/30 .................. 187 171,437
2.15%, 03/15/32 .................. 530 438,499
5.20%, 04/01/34 .................. 465 472,426
5.30%, 08/01/37 .................. 195 199,160
8.45%, 03/15/39 .................. 255 332,221
3.90%, 09/15/42 .................. 697 575,200
3.65%, 04/15/45 .................. 495 383,489
4.00%, 04/01/48 .................. 367 293,444
3.25%, 10/01/49 .................. 322 225,092
2.63%, 03/15/51 .................. 510 312,243
3.90%, 04/01/52 .................. 110 86,740
5.45%, 03/15/53 .................. 480 472,782
5.25%, 01/15/54 .................. 470 450,621
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/26 ............ 409 393,549
Series A, 3.50%, 03/15/27 ............ 849 825,345
Series B, 3.75%, 05/15/27 ............ 590 575,833
Series A, 3.80%, 04/01/28 ............ 855 830,792
Series A, 2.88%, 07/15/29 ............ 280 258,140
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.30%, 11/15/31 .................. USD 725 $ 611,807
2.40%, 03/30/32 .................. 265 223,917
5.00%, 01/15/34 .................. 1,035 1,029,453
Series B, 6.00%, 01/15/36 ............ 350 372,814
Series A, 6.00%, 05/15/37 ............ 201 213,042
6.35%, 11/30/37 .................. 468 510,658
8.88%, 11/15/38 .................. 817 1,095,439
4.00%, 01/15/43 .................. 425 350,301
Series D, 4.65%, 08/15/43 ........... 388 348,213
4.45%, 02/15/44 .................. 460 400,879
Series B, 4.20%, 05/15/45 ............ 320 267,775
Series B, 3.80%, 09/15/47 ............ 631 484,927
4.60%, 12/01/48 .................. 445 387,409
2.45%, 12/15/50 .................. 972 566,435
2.95%, 11/15/51 .................. 1,030 664,452
5.45%, 04/01/53 .................. 540 533,010
5.70%, 08/15/53 .................. 435 445,082
Virginia Electric and Power Co.
Series A, 3.15%, 01/15/26 ............ 955 931,972
5.00%, 04/01/33 .................. 620 618,871
5.30%, 08/15/33 .................. 545 554,119
Series C, 4.00%, 11/15/46 ............ 775 620,524
3.30%, 12/01/49 .................. 604 418,868
Series C, 4.63%, 05/15/52 ........... 635 553,264
5.35%, 01/15/54 .................. 525 512,587
Virginia Power Fuel Securitization LLC, Series
A-2, 4.88%, 05/01/31 .............. 2,500 2,524,620
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 .................. 900 892,736
3.70%, 01/30/27 .................. 1,147 1,108,186
5.63%, 02/15/27 .................. 1,186 1,176,822
5.00%, 07/31/27 .................. 1,175 1,151,064
4.38%, 05/01/29 .................. 1,181 1,114,817
4.30%, 07/15/29 .................. 917 880,904
7.75%, 10/15/31 .................. 1,410 1,489,900
6.88%, 04/15/32 .................. 910 937,344
6.95%, 10/15/33 .................. 975 1,061,565
6.00%, 04/15/34 .................. 245 251,765
Wisconsin Electric Power Co.
1.70%, 06/15/28 .................. 310 278,969
5.00%, 05/15/29 .................. 175 177,810
4.75%, 09/30/32 .................. 180 180,375
5.63%, 05/15/33 .................. 225 239,097
5.70%, 12/01/36 .................. 15 16,025
4.30%, 10/15/48 .................. 402 340,100
Wisconsin Power & Light Co.
4.95%, 04/01/33 .................. 170 168,888
6.38%, 08/15/37 .................. 150 163,555
Wisconsin Power and Light Co.
3.05%, 10/15/27 .................. 205 194,856
3.00%, 07/01/29 .................. 107 99,803
1.95%, 09/16/31 .................. 280 229,295
3.95%, 09/01/32 .................. 680 634,950
5.38%, 03/30/34 .................. 145 147,644
3.65%, 04/01/50 .................. 305 225,336
Wisconsin Public Service Corp.
5.35%, 11/10/25 .................. 180 180,794
3.67%, 12/01/42 .................. 451 364,423
4.75%, 11/01/44 .................. 555 514,140
3.30%, 09/01/49 .................. 365 261,487
2.85%, 12/01/51 .................. 415 265,149
Xcel Energy, Inc.
3.35%, 12/01/26 .................. 1,076 1,038,704
1.75%, 03/15/27 .................. 485 448,206
4.00%, 06/15/28 .................. 415 402,518

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.60%, 12/01/29 .................. USD 495 $ 441,721
3.40%, 06/01/30 .................. 796 734,127
2.35%, 11/15/31 .................. 530 438,751
4.60%, 06/01/32 .................. 540 519,938
5.45%, 08/15/33 .................. 715 724,543
5.50%, 03/15/34 .................. 750 759,584
6.50%, 07/01/36 .................. 85 91,731
3.50%, 12/01/49 .................. 448 314,439
Zhejiang Energy International Ltd., 1.74%,
07/20/26
(e)
..................... 400 374,927
533,383,504
Electrical Equipment — 0.1%
ABB Finance USA, Inc.
3.80%, 04/03/28 .................. 395 390,139
4.38%, 05/08/42 .................. 285 259,766
Acuity Brands Lighting, Inc., 2.15%, 12/15/30 . 720 609,361
Atkore, Inc., 4.25%, 06/01/31
(c)
.......... 398 355,715
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26
(e)
200 202,046
Eaton Corp.
3.10%, 09/15/27 .................. 95 91,067
4.35%, 05/18/28 .................. 560 558,276
4.00%, 11/02/32 .................. 679 647,578
4.15%, 03/15/33 .................. 960 920,999
4.15%, 11/02/42 .................. 838 731,669
3.92%, 09/15/47 .................. 95 77,978
4.70%, 08/23/52 .................. 535 493,758
Emerson Electric Co.
0.88%, 10/15/26 .................. 1,363 1,258,584
1.80%, 10/15/27 .................. 514 472,978
2.00%, 12/21/28 .................. 1,200 1,084,936
1.95%, 10/15/30 .................. 445 384,379
2.20%, 12/21/31 .................. 1,180 1,007,919
5.25%, 11/15/39 .................. 75 77,311
2.75%, 10/15/50 .................. 414 272,259
2.80%, 12/21/51 .................. 890 577,570
EnerSys
(c)
4.38%, 12/15/27 .................. 305 292,001
6.63%, 01/15/32 .................. 280 285,081
Hubbell, Inc.
3.35%, 03/01/26 .................. 185 180,396
3.15%, 08/15/27 .................. 395 377,135
3.50%, 02/15/28 .................. 495 474,442
2.30%, 03/15/31 .................. 5 4,262
LG Energy Solution Ltd.
5.63%, 09/25/26
(e)
................. 400 403,954
5.75%, 09/25/28
(e)
................. 1,000 1,022,870
5.38%, 07/02/29
(c)
................. 200 202,070
Regal Rexnord Corp.
6.05%, 02/15/26 .................. 1,110 1,118,935
6.05%, 04/15/28 .................. 1,280 1,310,977
6.30%, 02/15/30 .................. 977 1,017,120
6.40%, 04/15/33 .................. 1,205 1,257,486
Rockwell Automation, Inc.
3.50%, 03/01/29 .................. 882 846,604
1.75%, 08/15/31 .................. 295 244,997
4.20%, 03/01/49 .................. 400 338,874
2.80%, 08/15/61 .................. 340 202,443
Sensata Technologies BV
(c)
4.00%, 04/15/29 .................. 915 848,200
5.88%, 09/01/30 .................. 465 458,590
Sociedad Quimica y Minera de Chile SA
(e)
4.25%, 05/07/29 .................. 400 383,770
6.50%, 11/07/33 .................. 800 836,586
4.25%, 01/22/50 .................. 400 308,407
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
3.50%, 09/10/51 .................. USD 600 $ 402,959
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 720 682,725
23,975,172
Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc.
3.55%, 10/01/27 .................. 341 327,580
5.41%, 07/01/32 .................. 410 417,888
5.60%, 05/29/34 .................. 350 357,937
Amphenol Corp.
5.05%, 04/05/27 .................. 140 141,461
5.05%, 04/05/29 .................. 355 361,639
4.35%, 06/01/29 .................. 888 876,788
2.80%, 02/15/30 .................. 1,315 1,196,199
2.20%, 09/15/31 .................. 605 509,739
5.25%, 04/05/34 .................. 220 224,681
Arrow Electronics, Inc.
3.88%, 01/12/28 .................. 568 544,992
2.95%, 02/15/32 .................. 460 392,263
5.88%, 04/10/34 .................. 320 323,435
AVIC International Finance & Investment Ltd.
(e)
2.50%, 11/17/26 .................. 200 188,948
3.30%, 09/23/30 .................. 600 549,952
Avnet, Inc.
4.63%, 04/15/26 .................. 836 828,030
6.25%, 03/15/28 .................. 545 566,399
3.00%, 05/15/31 .................. 290 248,401
5.50%, 06/01/32 .................. 600 592,360
CDW LLC
2.67%, 12/01/26 .................. 1,605 1,520,494
4.25%, 04/01/28 .................. 520 503,435
3.28%, 12/01/28 .................. 655 606,961
3.25%, 02/15/29 .................. 906 833,574
3.57%, 12/01/31 .................. 1,200 1,070,655
Coherent Corp., 5.00%, 12/15/29
(c)(d)
...... 885 843,724
Competition Team Technologies Ltd., 4.25%,
03/12/29
(e)
..................... 600 587,683
Corning, Inc.
4.70%, 03/15/37 .................. 556 528,992
5.75%, 08/15/40 .................. 308 313,650
4.75%, 03/15/42 .................. 624 569,192
5.35%, 11/15/48 .................. 350 338,698
3.90%, 11/15/49 .................. 495 385,464
4.38%, 11/15/57 .................. 1,053 846,690
5.85%, 11/15/68 .................. 417 419,015
5.45%, 11/15/79 .................. 745 707,362
Crane NXT Co.
6.55%, 11/15/36 .................. 184 189,484
4.20%, 03/15/48 .................. 330 234,288
Flex Ltd.
3.75%, 02/01/26 .................. 560 548,100
6.00%, 01/15/28 .................. 330 339,301
4.88%, 06/15/29 .................. 851 840,221
4.88%, 05/12/30 .................. 513 505,875
Foxconn Far East Ltd.
(e)
1.63%, 10/28/25 .................. 600 574,452
2.50%, 10/28/30 .................. 600 527,034
Insight Enterprises, Inc., 6.63%, 05/15/32
(c)
.. 255 262,411
Jabil, Inc.
1.70%, 04/15/26 .................. 1,035 976,931
4.25%, 05/15/27 .................. 640 627,935
3.95%, 01/12/28 .................. 427 411,387
5.45%, 02/01/29 .................. 135 137,058
3.60%, 01/15/30 .................. 687 635,008
3.00%, 01/15/31 .................. 496 431,113

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
4.60%, 04/06/27 .................. USD 938 $ 932,435
3.00%, 10/30/29 .................. 453 412,941
Likewize Corp., 9.75%, 10/15/25
(c)
....... 360 364,595
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 .................. 430 399,499
3.75%, 02/15/31 .................. 695 614,179
6.63%, 07/15/32 .................. 220 223,642
Sunny Optical Technology Group Co. Ltd.,
5.95%, 07/17/26
(e)
................ 400 404,408
TD SYNNEX Corp.
1.75%, 08/09/26 .................. 950 887,903
2.38%, 08/09/28 .................. 605 548,212
2.65%, 08/09/31 .................. 480 399,794
6.10%, 04/12/34 .................. 230 236,579
Teledyne Technologies, Inc.
1.60%, 04/01/26 .................. 550 519,735
2.25%, 04/01/28 .................. 20 18,289
2.75%, 04/01/31 .................. 1,023 895,486
Trimble, Inc.
4.90%, 06/15/28 .................. 361 360,943
6.10%, 03/15/33 .................. 425 447,311
TTM Technologies, Inc., 4.00%, 03/01/29
(c)
.. 470 436,912
Tyco Electronics Group SA
4.50%, 02/13/26 .................. 805 802,604
3.70%, 02/15/26 .................. 525 516,598
3.13%, 08/15/27 .................. 540 517,253
4.63%, 02/01/30 .................. 300 300,164
2.50%, 02/04/32 .................. 140 120,971
7.13%, 10/01/37 .................. 384 456,449
Vontier Corp.
1.80%, 04/01/26 .................. 778 735,435
2.40%, 04/01/28 .................. 789 715,530
2.95%, 04/01/31 .................. 563 480,153
Zebra Technologies Corp., 6.50%, 06/01/32
(c)
. 235 241,371
38,954,270
Energy Equipment & Services — 0.2%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 457 458,974
6.25%, 04/01/28 .................. 740 738,822
Baker Hughes Holdings LLC
2.06%, 12/15/26 .................. 475 447,200
3.34%, 12/15/27 .................. 1,013 972,632
3.14%, 11/07/29 .................. 397 369,158
4.49%, 05/01/30 .................. 201 199,098
5.13%, 09/15/40 .................. 1,153 1,122,864
4.08%, 12/15/47 .................. 1,281 1,059,477
Borr IHC Ltd.
(e)
10.00%, 11/15/28 ................. 1,156 1,208,370
10.38%, 11/15/30 ................. 390 411,463
Bristow Group, Inc., 6.88%, 03/01/28
(c)
..... 365 363,024
COSL Singapore Capital Ltd., 2.50%,
06/24/30
(e)
..................... 800 707,519
EDO Sukuk Ltd., 5.88%, 09/21/33
(e)
....... 900 917,469
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 499 516,467
FORESEA Holding SA, 7.50%, 06/15/30
(c)
... 262 244,271
Global Marine, Inc., 7.00%, 06/01/28 ...... 245 230,712
Guara Norte SARL, 5.20%, 06/15/34
(d)(e)
.... 704 654,503
Halliburton Co.
3.80%, 11/15/25 .................. 526 518,771
2.92%, 03/01/30 .................. 764 697,940
4.85%, 11/15/35 .................. 1,137 1,115,850
6.70%, 09/15/38 .................. 778 878,241
7.45%, 09/15/39 .................. 644 780,872
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
4.50%, 11/15/41 .................. USD 535 $ 471,202
4.75%, 08/01/43 .................. 1,164 1,050,121
5.00%, 11/15/45 .................. 1,551 1,443,218
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(c)
..................... 300 320,214
Helmerich & Payne, Inc., 2.90%, 09/29/31 ... 675 576,365
KCA Deutag UK Finance plc, 9.88%, 12/01/25
(c)
450 454,050
KLX Energy Services Holdings, Inc., 11.50%,
11/01/25
(c)
..................... 225 222,265
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 680 700,065
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 .................. 500 509,065
7.50%, 01/15/28
(d)
................. 365 358,272
Nabors Industries, Inc.
(c)
7.38%, 05/15/27 .................. 625 636,319
9.13%, 01/31/30 .................. 605 647,402
8.88%, 08/15/31 .................. 490 499,179
Nine Energy Service, Inc., 13.00%, 02/01/28
(d)
280 222,687
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 505 529,877
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 470 472,494
NOV, Inc.
3.60%, 12/01/29 .................. 333 312,222
3.95%, 12/01/42 .................. 980 761,808
Oceaneering International, Inc.
6.00%, 02/01/28
(d)
................. 495 491,875
Oil India International Pte. Ltd., 4.00%,
04/21/27
(e)
..................... 415 404,380
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 .................. 555 530,699
5.15%, 11/15/29 .................. 319 315,411
7.15%, 10/01/33 .................. 90 97,149
Precision Drilling Corp.
(c)
7.13%, 01/15/26 .................. 197 196,834
6.88%, 01/15/29 .................. 356 356,347
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ...................... 655 629,782
Schlumberger Holdings Corp.
(c)
4.00%, 12/21/25 .................. 817 805,946
5.00%, 05/29/27 .................. 640 644,327
3.90%, 05/17/28 .................. 1,217 1,182,542
4.30%, 05/01/29 .................. 1,060 1,042,575
5.00%, 11/15/29 .................. 500 505,833
Schlumberger Investment SA
4.50%, 05/15/28 .................. 445 445,449
2.65%, 06/26/30 .................. 925 833,930
4.85%, 05/15/33 .................. 385 386,438
5.00%, 06/01/34 .................. 510 513,895
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
.... 525 552,528
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29
(e)
1,000 960,134
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(c)
..................... 380 382,976
Star Holding LLC, 8.75%, 08/01/31
(c)
...... 345 339,822
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 300 306,742
Transocean Poseidon Ltd., 6.88%, 02/01/27
(c)
341 339,800
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 460 478,400
Transocean, Inc.
8.00%, 02/01/27
(c)
................. 502 503,563
8.25%, 05/15/29
(c)
................. 820 837,312
8.75%, 02/15/30
(c)
................. 959 1,008,544
7.50%, 04/15/31 .................. 355 342,254
8.50%, 05/15/31
(c)
................. 815 834,432
6.80%, 03/15/38 .................. 555 476,267
9.35%, 12/15/41 .................. 160 148,978

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
USA Compression Partners LP
6.88%, 09/01/27 .................. USD 695 $ 697,870
7.13%, 03/15/29
(c)
................. 900 916,103
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 985 1,031,990
Vallourec SACA, 7.50%, 04/15/32
(c)
....... 735 769,118
Vantage Drilling International Ltd., 9.50%,
02/15/28
(c)
..................... 180 182,292
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 .................. 2,030 2,112,530
9.50%, 02/01/29 .................. 2,735 3,041,447
7.00%, 01/15/30 .................. 1,090 1,102,498
8.38%, 06/01/31 .................. 2,035 2,137,772
9.88%, 02/01/32 .................. 1,855 2,058,664
Viridien, 8.75%, 04/01/27
(c)
............ 465 448,709
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... 1,425 1,483,720
Welltec International ApS, 8.25%, 10/15/26
(c)
. 267 273,353
Yinson Boronia Production BV, 8.95%,
07/31/42
(e)
..................... 200 203,074
58,154,826
Entertainment — 0.2%
Allen Media LLC, 10.50%, 02/15/28
(c)
...... 560 234,073
AMC Entertainment Holdings, Inc.
(c)(d)
10.00%, (10.00% Cash or 12.00% PIK),
06/15/26
(h)
.................... 1,315 1,246,117
7.50%, 02/15/29 .................. 860 626,859
Cinemark USA, Inc.
(c)
5.25%, 07/15/28
(d)
................. 640 619,238
7.00%, 08/01/32 .................. 448 456,049
Electronic Arts, Inc.
4.80%, 03/01/26 .................. 412 411,941
1.85%, 02/15/31 .................. 994 833,300
2.95%, 02/15/51 .................. 1,030 689,908
Globo Comunicacao e Participacoes SA,
4.88%, 01/22/30
(e)
................ 600 539,175
Historic TW, Inc., 8.30%, 01/15/36 ....... 8 8,646
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... 204 128,417
Live Nation Entertainment, Inc.
(c)
5.63%, 03/15/26 .................. 300 297,314
6.50%, 05/15/27 .................. 1,092 1,104,930
4.75%, 10/15/27 .................. 840 815,483
3.75%, 01/15/28 .................. 410 386,515
NBCUniversal Media LLC
6.40%, 04/30/40 .................. 360 394,976
5.95%, 04/01/41 .................. 593 624,576
4.45%, 01/15/43 .................. 810 714,865
Netflix, Inc.
4.38%, 11/15/26 .................. 1,310 1,301,547
4.88%, 04/15/28 .................. 1,519 1,532,417
5.88%, 11/15/28 .................. 2,153 2,259,674
6.38%, 05/15/29 .................. 1,314 1,411,900
5.38%, 11/15/29
(c)
................. 890 919,569
4.88%, 06/15/30
(c)
................. 1,065 1,076,565
5.40%, 08/15/54 .................. 180 181,847
Odeon Finco plc, 12.75%, 11/01/27
(c)
...... 380 400,027
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... 540 480,188
ROBLOX Corp., 3.88%, 05/01/30
(c)
....... 898 804,935
Take-Two Interactive Software, Inc.
5.00%, 03/28/26 .................. 865 865,937
3.70%, 04/14/27 .................. 753 732,886
4.95%, 03/28/28 .................. 703 705,774
5.40%, 06/12/29 .................. 310 316,797
4.00%, 04/14/32 .................. 460 428,225
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.60%, 06/12/34 .................. USD 240 $ 244,548
Tencent Music Entertainment Group
1.38%, 09/03/25 .................. 696 668,620
2.00%, 09/03/30
(d)
................. 860 731,635
TWDC Enterprises 18 Corp.
3.15%, 09/17/25 .................. 1,042 1,022,827
3.00%, 02/13/26 .................. 1,154 1,122,858
1.85%, 07/30/26 .................. 703 665,389
2.95%, 06/15/27 .................. 666 638,368
7.00%, 03/01/32 .................. 468 532,317
4.38%, 08/16/41 .................. 427 380,816
Series E, 4.13%, 12/01/41 ............ 737 638,869
3.70%, 12/01/42 .................. 550 447,296
4.13%, 06/01/44 .................. 973 832,192
3.00%, 07/30/46 .................. 655 460,531
Walt Disney Co. (The)
3.70%, 10/15/25 .................. 614 606,098
1.75%, 01/13/26 .................. 1,567 1,501,111
3.38%, 11/15/26 .................. 706 686,525
3.70%, 03/23/27 .................. 1,135 1,112,413
2.20%, 01/13/28 .................. 1,323 1,228,057
2.00%, 09/01/29 .................. 2,037 1,802,812
3.80%, 03/22/30 .................. 1,525 1,467,832
2.65%, 01/13/31 .................. 1,816 1,616,391
6.55%, 03/15/33 .................. 383 429,004
6.20%, 12/15/34 .................. 738 817,682
6.40%, 12/15/35 .................. 999 1,120,081
6.15%, 03/01/37 .................. 581 644,694
6.65%, 11/15/37 .................. 1,244 1,431,315
4.63%, 03/23/40 .................. 810 767,618
3.50%, 05/13/40 .................. 1,510 1,232,715
6.15%, 02/15/41 .................. 622 682,642
5.40%, 10/01/43 .................. 586 591,859
4.75%, 09/15/44 .................. 597 554,010
4.95%, 10/15/45 .................. 640 600,390
7.75%, 12/01/45 .................. 275 357,341
4.75%, 11/15/46 .................. 677 627,481
2.75%, 09/01/49 .................. 2,175 1,419,720
4.70%, 03/23/50
(d)
................. 1,125 1,041,740
3.60%, 01/13/51 .................. 1,977 1,511,623
3.80%, 05/13/60 .................. 465 352,996
Warner Media LLC, 7.63%, 04/15/31 ...... 165 177,410
WMG Acquisition Corp.
(c)
3.75%, 12/01/29 .................. 495 449,437
3.88%, 07/15/30 .................. 495 446,005
3.00%, 02/15/31
(d)
................. 670 577,818
57,791,756
Financial Services — 0.8%
Aldar Investment Properties Sukuk Ltd.
(e)
4.88%, 05/24/33 .................. 600 588,230
5.50%, 05/16/34 .................. 600 611,856
Apollo Global Management, Inc.
6.38%, 11/15/33 .................. 748 809,407
5.80%, 05/21/54 .................. 545 549,500
Armor Holdco, Inc., 8.50%, 11/15/29
(c)(d)
.... 325 310,773
Benteler International AG, 10.50%, 05/15/28
(c)
470 501,774
Berkshire Hathaway, Inc.
3.13%, 03/15/26 .................. 2,220 2,173,619
4.50%, 02/11/43
(d)
................. 1,069 1,027,852
Block Financial LLC
5.25%, 10/01/25 .................. 749 747,842
2.50%, 07/15/28 .................. 537 488,912
3.88%, 08/15/30 .................. 1,145 1,071,923

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Block, Inc.
2.75%, 06/01/26 .................. USD 850 $ 808,792
3.50%, 06/01/31 .................. 942 817,659
6.50%, 05/15/32
(c)
................. 1,540 1,566,917
Blue Bright Ltd., 2.38%, 02/09/26
(e)
....... 400 383,697
Blue Owl Credit Income Corp.
3.13%, 09/23/26 .................. 90 84,408
4.70%, 02/08/27 .................. 496 479,903
7.95%, 06/13/28 .................. 415 438,835
7.75%, 01/15/29 .................. 320 338,559
6.60%, 09/15/29
(c)
................. 450 453,523
6.65%, 03/15/31 .................. 635 639,715
Blue Owl Technology Finance Corp.
4.75%, 12/15/25
(c)
................. 1,074 1,047,936
3.75%, 06/17/26
(c)
................. 5 4,723
2.50%, 01/15/27 .................. 595 543,138
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 550 547,052
Burford Capital Global Finance LLC
(c)
6.25%, 04/15/28 .................. 345 336,165
6.88%, 04/15/30 .................. 320 315,535
9.25%, 07/01/31 .................. 650 693,890
CDBL Funding 2, 2.00%, 03/04/26
(e)
...... 1,000 956,029
Charming Light Investments Ltd., 4.38%,
12/21/27
(e)
..................... 600 580,557
China Cinda 2020 I Management Ltd.
(e)
1.88%, 01/20/26 .................. 200 190,330
3.25%, 01/28/27 .................. 1,000 952,290
5.75%, 02/07/27 .................. 400 403,618
3.00%, 03/18/27 .................. 400 377,405
2.50%, 01/20/28 .................. 800 730,670
5.75%, 05/28/29 .................. 400 405,240
3.13%, 03/18/30 .................. 600 534,381
3.00%, 01/20/31 .................. 800 690,287
China Development Bank Financial Leasing Co.
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.75%), 2.88%,
09/28/30
(e)(i)
.................... 800 773,625
CK Hutchison International 16 Ltd., 2.75%,
10/03/26
(c)
..................... 200 191,754
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27
(c)
..................... 603 577,439
CK Hutchison International 17 Ltd., 3.50%,
04/05/27
(c)
..................... 590 571,896
CK Hutchison International 19 II Ltd.
(c)
2.75%, 09/06/29 .................. 1,420 1,295,640
3.38%, 09/06/49 .................. 435 319,910
CK Hutchison International 19 Ltd., 3.63%,
04/11/29
(c)(d)
.................... 1,017 971,891
Coastal Emerald Ltd., (3-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.78%), 6.50%
(e)(i)(j)
............... 800 818,144
Corebridge Financial, Inc.
3.65%, 04/05/27 .................. 960 930,645
3.85%, 04/05/29 .................. 1,355 1,292,770
3.90%, 04/05/32 .................. 1,065 978,337
6.05%, 09/15/33
(c)
................. 870 913,661
5.75%, 01/15/34 .................. 390 401,411
4.35%, 04/05/42 .................. 335 285,772
4.40%, 04/05/52 .................. 1,270 1,029,096
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88%,
12/15/52
(i)
..................... 950 964,727
EDP Finance BV, 1.71%, 01/24/28
(c)
...... 730 657,850
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 450 458,150
Security
Par (000)
Par (000) Value
Financial Services (continued)
Equitable Holdings, Inc.
4.35%, 04/20/28 .................. USD 1,163 $ 1,142,030
4.57%, 02/15/29
(c)
................. 300 294,687
5.59%, 01/11/33 .................. 725 748,947
5.00%, 04/20/48 .................. 577 529,929
Essent Group Ltd., 6.25%, 07/01/29 ...... 255 260,227
Far East Horizon Ltd.
(e)
4.25%, 10/26/26 .................. 400 384,729
6.63%, 04/16/27 .................. 400 405,964
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. 960 905,629
1.65%, 03/01/28 .................. 615 552,337
3.75%, 05/21/29 .................. 230 220,584
5.10%, 07/15/32 .................. 350 353,380
3.10%, 03/01/41 .................. 950 699,541
4.50%, 08/15/46 .................. 505 425,301
Fiserv, Inc.
3.20%, 07/01/26 .................. 2,022 1,962,312
5.15%, 03/15/27 .................. 490 495,747
2.25%, 06/01/27 .................. 973 909,820
5.45%, 03/02/28 .................. 1,005 1,028,846
5.38%, 08/21/28 .................. 740 757,189
4.20%, 10/01/28 .................. 1,124 1,100,440
3.50%, 07/01/29 .................. 2,380 2,251,416
2.65%, 06/01/30 .................. 1,276 1,137,293
5.35%, 03/15/31 .................. 580 595,051
5.60%, 03/02/33 .................. 440 455,546
5.63%, 08/21/33 .................. 715 740,518
5.45%, 03/15/34 .................. 565 577,831
4.40%, 07/01/49 .................. 2,131 1,782,866
Freedom Mortgage Corp.
(c)
7.63%, 05/01/26 .................. 385 385,334
6.63%, 01/15/27 .................. 575 563,634
12.00%, 10/01/28 ................. 715 769,459
12.25%, 10/01/30 ................. 450 493,099
Freedom Mortgage Holdings LLC
(c)
9.25%, 02/01/29 .................. 1,025 1,032,654
9.13%, 05/15/31 .................. 690 678,770
Gabon Blue Bond Master Trust 2, 6.10%,
08/01/38
(c)
..................... 500 497,885
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 .................. 390 399,333
8.00%, 02/15/27 .................. 635 656,946
8.00%, 06/15/28 .................. 555 588,022
6.88%, 04/15/29 .................. 370 379,289
Global Payments, Inc.
1.20%, 03/01/26 .................. 273 256,981
4.80%, 04/01/26 .................. 1,072 1,066,759
2.15%, 01/15/27 .................. 660 619,183
4.95%, 08/15/27 .................. 745 746,125
4.45%, 06/01/28 .................. 372 364,864
3.20%, 08/15/29 .................. 1,467 1,344,403
5.30%, 08/15/29 .................. 400 404,026
2.90%, 05/15/30 .................. 1,200 1,067,659
2.90%, 11/15/31 .................. 800 685,383
5.40%, 08/15/32 .................. 235 234,985
4.15%, 08/15/49 .................. 906 698,696
5.95%, 08/15/52 .................. 895 881,641
Grupo de Inversiones Suramericana SA,
5.50%, 04/29/26
(e)
................ 600 590,719
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ 660 653,694
HPS Corporate Lending Fund
(c)
6.75%, 01/30/29 .................. 220 225,651
6.25%, 09/30/29
(d)
................. 300 301,691

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
ICD Sukuk Co. Ltd., 5.00%, 02/01/27
(e)
..... USD 800 $ 801,028
Indian Railway Finance Corp. Ltd., 2.80%,
02/10/31
(e)
..................... 600 522,685
Inventive Global Investments Ltd.
(e)
1.65%, 09/03/25 .................. 800 769,513
1.60%, 09/01/26 .................. 400 372,567
Jackson Financial, Inc.
5.17%, 06/08/27 .................. 265 266,877
3.13%, 11/23/31 .................. 235 201,796
5.67%, 06/08/32
(d)
................. 205 209,971
4.00%, 11/23/51 .................. 380 271,621
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... 905 841,032
Jefferson Capital Holdings LLC
(c)
6.00%, 08/15/26 .................. 298 295,544
9.50%, 02/15/29 .................. 470 492,138
JGSH Philippines Ltd., 4.13%, 07/09/30
(e)
... 500 468,977
JIC Zhixin Ltd.
(e)
1.50%, 08/27/25 .................. 400 385,075
2.13%, 08/27/30 .................. 800 698,023
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 1,823 1,838,907
JSW Hydro Energy Ltd., 4.13%, 05/18/31
(e)
.. 608 546,520
KODIT Global Co. Ltd., 5.36%, 05/29/27
(e)
... 200 203,132
KODIT Global Co., Ltd., 4.95%, 05/25/26
(e)
.. 400 400,070
Korea Ocean Business Corp.
(e)
5.38%, 05/02/27 .................. 200 203,471
4.50%, 05/03/28 .................. 200 198,614
5.25%, 05/02/29 .................. 200 204,796
Kuwait Projects Co. SPC Ltd.
(e)
4.23%, 10/29/26 .................. 200 184,857
4.50%, 02/23/27 .................. 600 545,841
LD Holdings Group LLC
(c)
8.75%, 11/01/27 .................. 317 288,948
6.13%, 04/01/28 .................. 470 372,915
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(c)
..................... 525 473,775
Lseg US Fin Corp.
(c)
4.88%, 03/28/27 .................. 665 666,599
5.30%, 03/28/34 .................. 660 672,374
LSEGA Financing plc
(c)
1.38%, 04/06/26 .................. 1,265 1,192,909
2.00%, 04/06/28 .................. 990 901,365
2.50%, 04/06/31 .................. 1,035 891,193
3.20%, 04/06/41 .................. 820 630,686
M&G plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.41%), 6.50%,
10/20/48
(e)(i)
.................... 450 457,641
Mastercard, Inc.
2.95%, 11/21/26 .................. 1,011 976,486
3.30%, 03/26/27 .................. 1,385 1,346,172
3.50%, 02/26/28 .................. 325 316,136
4.88%, 03/09/28 .................. 685 698,291
2.95%, 06/01/29 .................. 709 665,947
3.35%, 03/26/30 .................. 1,355 1,283,918
1.90%, 03/15/31 .................. 687 587,186
2.00%, 11/18/31 .................. 907 764,691
4.85%, 03/09/33 .................. 775 788,023
4.88%, 05/09/34 .................. 675 684,312
3.80%, 11/21/46 .................. 657 538,802
3.95%, 02/26/48 .................. 768 639,732
3.65%, 06/01/49 .................. 837 657,250
3.85%, 03/26/50 .................. 1,631 1,325,540
2.95%, 03/15/51 .................. 675 461,247
MGIC Investment Corp., 5.25%, 08/15/28 ... 520 511,344
Midcap Financial Issuer Trust
(c)
6.50%, 05/01/28 .................. 923 891,196
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.63%, 01/15/30 .................. USD 365 $ 328,977
Mitsubishi HC Capital, Inc.
(c)
5.08%, 09/15/27 .................. 360 362,403
3.97%, 04/13/30 .................. 300 283,572
Mobius Merger Sub, Inc., 9.00%, 06/01/30
(c)
. 455 450,995
NAK Naftogaz Ukraine, 7.63%, 11/08/26
(e)(g)
.. 400 323,698
National Rural Utilities Cooperative Finance
Corp.
5.45%, 10/30/25 .................. 685 689,327
3.25%, 11/01/25 .................. 592 579,788
4.45%, 03/13/26 .................. 275 273,336
1.00%, 06/15/26 .................. 650 606,559
5.60%, 11/13/26 .................. 385 392,232
4.80%, 02/05/27 .................. 610 613,027
3.05%, 04/25/27 .................. 630 605,123
5.10%, 05/06/27 .................. 285 288,942
3.40%, 02/07/28 .................. 614 590,154
4.80%, 03/15/28 .................. 560 562,572
5.05%, 09/15/28 .................. 465 471,915
3.90%, 11/01/28 .................. 375 363,635
4.85%, 02/07/29 .................. 520 526,349
3.70%, 03/15/29 .................. 765 734,976
5.15%, 06/15/29 .................. 250 255,538
2.40%, 03/15/30 .................. 175 155,091
5.00%, 02/07/31 .................. 745 754,067
1.35%, 03/15/31 .................. 325 262,405
1.65%, 06/15/31 .................. 710 579,085
8.00%, 03/01/32 .................. 380 448,265
2.75%, 04/15/32 .................. 425 368,057
4.02%, 11/01/32 .................. 619 582,149
4.15%, 12/15/32 .................. 355 336,988
5.80%, 01/15/33 .................. 870 920,632
(3-mo. LIBOR USD + 3.63%), 5.25%,
04/20/46
(i)
..................... 446 439,388
4.40%, 11/01/48 .................. 265 227,417
4.30%, 03/15/49 .................. 396 332,302
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.53%), 7.13%,
09/15/53
(i)
..................... 160 166,643
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26
(d)
................. 490 481,971
6.00%, 01/15/27 .................. 550 545,767
5.50%, 08/15/28 .................. 762 739,866
6.50%, 08/01/29 .................. 425 424,453
5.13%, 12/15/30 .................. 610 568,225
5.75%, 11/15/31 .................. 575 548,995
7.13%, 02/01/32 .................. 910 928,195
Nationwide Building Society
(c)
1.00%, 08/28/25 .................. 696 666,973
4.00%, 09/14/26 .................. 705 684,891
1.50%, 10/13/26 .................. 545 507,347
4.85%, 07/27/27 .................. 885 886,009
(1-day SOFR + 1.91%), 6.56%, 10/18/27
(i)
530 546,019
(1-day SOFR + 1.29%), 2.97%, 02/16/28
(i)
730 692,677
(3-mo. LIBOR USD + 1.45%), 4.30%,
03/08/29
(i)
..................... 925 899,755
5.13%, 07/29/29 .................. 400 404,522
(3-mo. LIBOR USD + 1.86%), 3.96%,
07/18/30
(i)
..................... 1,085 1,027,081
(5-Year USD Swap Rate + 1.85%), 4.13%,
10/18/32
(i)
..................... 70 66,276
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 1,200 1,311,341
NMI Holdings, Inc., 6.00%, 08/15/29 ...... 175 177,114
NTT Finance Corp.
(c)
1.16%, 04/03/26 .................. 3,200 3,011,602

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.10%, 07/02/27 .................. USD 800 $ 808,369
4.37%, 07/27/27 .................. 484 479,664
1.59%, 04/03/28 .................. 1,472 1,319,956
5.11%, 07/02/29 .................. 800 812,915
2.07%, 04/03/31 .................. 825 692,733
5.14%, 07/02/31 .................. 800 813,112
Ocean Laurel Co. Ltd., 2.38%, 10/20/25
(e)
... 400 385,541
ORIX Corp.
3.70%, 07/18/27 .................. 271 262,454
5.00%, 09/13/27 .................. 285 286,605
2.25%, 03/09/31 .................. 720 611,050
4.00%, 04/13/32 .................. 350 328,116
5.20%, 09/13/32 .................. 470 475,877
Oxford Finance LLC, 6.38%, 02/01/27
(c)
.... 380 371,489
Panama Infrastructure Receivable Purchaser
plc, 0.00%, 04/05/32
(c)(k)
............ 1,000 667,270
PayPal Holdings, Inc.
2.65%, 10/01/26 .................. 1,157 1,109,338
3.90%, 06/01/27 .................. 135 132,582
2.85%, 10/01/29 .................. 1,549 1,422,039
2.30%, 06/01/30 .................. 850 749,521
4.40%, 06/01/32 .................. 573 560,186
5.15%, 06/01/34 .................. 665 671,698
3.25%, 06/01/50 .................. 1,213 852,301
5.05%, 06/01/52 .................. 890 839,025
5.50%, 06/01/54 .................. 560 558,029
5.25%, 06/01/62 .................. 630 593,788
Paysafe Finance plc, 4.00%, 06/15/29
(c)(d)
... 320 295,846
PennyMac Financial Services, Inc.
(c)
5.38%, 10/15/25 .................. 580 576,082
4.25%, 02/15/29 .................. 610 565,349
7.88%, 12/15/29 .................. 705 737,684
7.13%, 11/15/30 .................. 535 539,132
5.75%, 09/15/31 .................. 420 401,638
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 .................. 290 289,063
7.75%, 02/15/26 .................. 269 272,633
8.00%, 04/15/27 .................. 505 520,925
5.88%, 07/01/29 .................. 665 661,338
9.88%, 07/15/31 .................. 470 523,507
7.00%, 01/15/32 .................. 905 936,518
6.25%, 02/01/33 .................. 725 730,050
Petronas Capital Ltd.
(e)
3.50%, 04/21/30 .................. 2,300 2,157,220
2.48%, 01/28/32 .................. 1,200 1,020,953
4.50%, 03/18/45 .................. 1,500 1,332,395
4.55%, 04/21/50 .................. 2,450 2,162,773
4.80%, 04/21/60 .................. 1,000 901,465
3.40%, 04/28/61 .................. 1,600 1,098,810
PHH Mortgage Corp., 7.88%, 03/15/26
(c)
.... 345 339,439
Radian Group, Inc.
4.88%, 03/15/27 .................. 691 683,254
6.20%, 05/15/29 .................. 435 448,457
REC Ltd.
(e)
2.25%, 09/01/26 .................. 600 564,988
2.75%, 01/13/27 .................. 200 188,728
3.88%, 07/07/27 .................. 400 385,787
4.63%, 03/22/28 .................. 600 590,238
5.63%, 04/11/28 .................. 400 406,722
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 .................. 1,019 962,606
3.63%, 03/01/29 .................. 675 620,163
3.88%, 03/01/31 .................. 1,150 1,022,053
4.00%, 10/15/33 .................. 781 672,728
Security
Par (000)
Par (000) Value
Financial Services (continued)
Shell International Finance BV
2.88%, 05/10/26 .................. USD 1,745 $ 1,693,695
2.50%, 09/12/26 .................. 941 901,464
3.88%, 11/13/28 .................. 1,535 1,501,752
2.38%, 11/07/29 .................. 1,132 1,019,886
2.75%, 04/06/30 .................. 1,478 1,347,617
4.13%, 05/11/35 .................. 1,457 1,370,779
6.38%, 12/15/38 .................. 2,498 2,831,353
5.50%, 03/25/40 .................. 793 821,408
2.88%, 11/26/41 .................. 795 583,554
3.63%, 08/21/42 .................. 605 490,203
4.55%, 08/12/43 .................. 1,141 1,047,219
4.38%, 05/11/45 .................. 2,184 1,927,212
4.00%, 05/10/46 .................. 2,286 1,897,406
3.75%, 09/12/46 .................. 1,349 1,075,802
3.13%, 11/07/49 .................. 1,477 1,032,293
3.25%, 04/06/50 .................. 1,813 1,297,303
3.00%, 11/26/51 .................. 1,250 842,722
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 425 415,000
Siemens Financieringsmaatschappij NV
(c)
1.20%, 03/11/26 .................. 2,330 2,207,223
6.13%, 08/17/26 .................. 1,165 1,198,470
2.35%, 10/15/26 .................. 1,405 1,338,599
3.40%, 03/16/27 .................. 1,625 1,578,381
1.70%, 03/11/28 .................. 1,300 1,181,855
2.15%, 03/11/31 .................. 1,200 1,031,023
2.88%, 03/11/41 .................. 2,350 1,760,388
4.40%, 05/27/45 .................. 445 400,482
3.30%, 09/15/46 .................. 1,920 1,439,300
4.20%, 03/16/47 .................. 760 659,503
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
610 623,581
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(e)
..................... 400 394,689
Synchrony Bank
5.40%, 08/22/25 .................. 975 971,837
5.63%, 08/23/27 .................. 644 645,525
United Wholesale Mortgage LLC
(c)
5.50%, 11/15/25 .................. 685 679,737
5.75%, 06/15/27 .................. 465 458,790
5.50%, 04/15/29 .................. 640 617,718
Vertex Capital Investment Ltd., 2.85%,
07/28/26
(e)
..................... 200 188,268
Visa, Inc.
3.15%, 12/14/25 .................. 2,794 2,737,738
1.90%, 04/15/27 .................. 1,183 1,107,346
0.75%, 08/15/27 .................. 980 882,062
2.75%, 09/15/27 .................. 991 945,483
2.05%, 04/15/30 .................. 1,657 1,458,951
1.10%, 02/15/31 .................. 1,375 1,120,821
4.15%, 12/14/35 .................. 1,474 1,413,878
2.70%, 04/15/40 .................. 1,080 810,202
4.30%, 12/14/45 .................. 2,672 2,387,580
3.65%, 09/15/47 .................. 708 567,055
2.00%, 08/15/50 .................. 1,730 1,003,692
Voya Financial, Inc.
3.65%, 06/15/26 .................. 863 842,416
5.70%, 07/15/43 .................. 441 433,111
4.80%, 06/15/46 .................. 205 178,421
(3-mo. LIBOR USD + 2.08%), 4.70%,
01/23/48
(i)
..................... 415 360,999
Western Union Co. (The)
1.35%, 03/15/26 .................. 852 802,132
2.75%, 03/15/31 .................. 285 241,956
6.20%, 11/17/36 .................. 660 687,517

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Woodside Finance Ltd.
(c)
3.70%, 09/15/26 .................. USD 790 $ 767,778
3.70%, 03/15/28 .................. 870 833,385
4.50%, 03/04/29 .................. 748 734,754
Yieldking Investment Ltd., 2.80%, 08/18/26
(e)
. 600 565,275
Ziraat Katilim Varlik Kiralama A/S, 9.38%,
11/12/26
(e)
..................... 600 633,689
234,943,604
Food Products — 0.6%
Adecoagro SA, 6.00%, 09/21/27
(e)
........ 450 439,217
Agrosuper SA, 4.60%, 01/20/32
(e)
........ 450 398,243
Almarai Co. JSC, 5.23%, 07/25/33
(e)
...... 600 602,254
Amaggi Luxembourg International SARL,
5.25%, 01/28/28
(e)
................ 800 763,062
Aragvi Finance International DAC, 8.45%,
04/29/26
(e)
..................... 400 357,527
Archer-Daniels-Midland Co.
2.50%, 08/11/26 .................. 873 836,047
3.25%, 03/27/30 .................. 1,368 1,275,201
2.90%, 03/01/32 .................. 825 723,460
5.94%, 10/01/32 .................. 430 466,774
4.50%, 08/15/33 .................. 450 437,719
5.38%, 09/15/35 .................. 280 291,236
4.54%, 03/26/42 .................. 177 157,992
4.02%, 04/16/43 .................. 465 383,386
3.75%, 09/15/47 .................. 712 551,628
4.50%, 03/15/49 .................. 410 358,329
2.70%, 09/15/51 .................. 649 412,117
B&G Foods, Inc.
5.25%, 09/15/27
(d)
................. 505 473,072
8.00%, 09/15/28
(c)
................. 625 637,722
Bimbo Bakeries USA, Inc.
(e)
6.05%, 01/15/29 .................. 400 417,514
6.40%, 01/15/34 .................. 790 855,541
5.38%, 01/09/36
(d)
................. 800 802,651
4.00%, 05/17/51 .................. 600 464,367
Blossom Joy Ltd.
(e)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.80%), 3.10%
(i)
(j)
........................... 400 389,059
2.20%, 10/21/30 .................. 800 697,242
BRF SA
(e)
4.88%, 01/24/30 .................. 400 365,361
5.75%, 09/21/50 .................. 820 641,923
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 .................. 784 756,056
3.25%, 08/15/26 .................. 873 844,686
3.75%, 09/25/27 .................. 805 779,515
2.75%, 05/14/31 .................. 835 732,596
Campbell Soup Co.
5.30%, 03/20/26 .................. 365 367,414
5.20%, 03/19/27 .................. 480 486,780
4.15%, 03/15/28 .................. 1,565 1,537,155
5.20%, 03/21/29 .................. 450 458,634
2.38%, 04/24/30 .................. 275 242,695
5.40%, 03/21/34 .................. 450 457,546
4.80%, 03/15/48 .................. 645 574,274
3.13%, 04/24/50 .................. 383 255,592
Cargill, Inc.
(c)
4.88%, 10/10/25 .................. 500 500,541
0.75%, 02/02/26 .................. 473 445,431
4.50%, 06/24/26 .................. 175 174,437
3.63%, 04/22/27 .................. 290 283,032
3.25%, 05/23/29 .................. 580 547,429
Security
Par (000)
Par (000) Value
Food Products (continued)
2.13%, 04/23/30 .................. USD 610 $ 535,430
1.70%, 02/02/31 .................. 730 606,234
2.13%, 11/10/31 .................. 1,140 953,224
4.00%, 06/22/32 .................. 475 449,606
5.13%, 10/11/32 .................. 805 817,681
4.75%, 04/24/33 .................. 340 338,644
4.76%, 11/23/45 .................. 665 610,595
3.88%, 05/23/49 .................. 345 276,982
3.13%, 05/25/51 .................. 734 504,626
4.38%, 04/22/52 .................. 620 538,395
China Mengniu Dairy Co. Ltd., 2.50%,
06/17/30
(e)
..................... 600 530,518
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(e)
..................... 600 561,468
Chobani LLC
(c)
4.63%, 11/15/28 .................. 400 381,459
7.63%, 07/01/29 .................. 455 471,476
Conagra Brands, Inc.
4.60%, 11/01/25 .................. 1,366 1,357,756
5.30%, 10/01/26 .................. 430 433,735
1.38%, 11/01/27 .................. 1,132 1,015,285
7.00%, 10/01/28 .................. 362 390,549
4.85%, 11/01/28 .................. 1,350 1,350,318
8.25%, 09/15/30 .................. 435 509,316
5.30%, 11/01/38 .................. 986 959,237
5.40%, 11/01/48 .................. 857 813,103
Danone SA, 2.95%, 11/02/26
(c)
.......... 1,100 1,056,558
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 .................. 442 434,799
6.00%, 06/15/30 .................. 880 873,205
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(c)(d)
.. 465 484,967
Flowers Foods, Inc.
3.50%, 10/01/26 .................. 45 43,621
2.40%, 03/15/31 .................. 674 571,926
General Mills, Inc.
5.24%, 11/18/25 .................. 450 449,959
4.70%, 01/30/27 .................. 530 529,130
3.20%, 02/10/27 .................. 512 492,788
4.20%, 04/17/28 .................. 1,558 1,535,902
5.50%, 10/17/28 .................. 565 581,789
2.88%, 04/15/30 .................. 1,358 1,228,449
2.25%, 10/14/31 .................. 650 547,538
4.95%, 03/29/33 .................. 526 524,522
5.40%, 06/15/40 .................. 460 456,616
4.15%, 02/15/43 .................. 21 17,951
4.70%, 04/17/48 .................. 75 67,051
3.00%, 02/01/51 .................. 1,283 843,009
Grupo Bimbo SAB de CV
(e)
4.88%, 06/27/44 .................. 400 362,913
4.70%, 11/10/47 .................. 600 524,193
4.00%, 09/06/49 .................. 600 469,936
Hershey Co. (The)
3.20%, 08/21/25 .................. 105 103,115
2.30%, 08/15/26 .................. 448 428,557
4.25%, 05/04/28 .................. 695 692,800
2.45%, 11/15/29 .................. 264 239,364
1.70%, 06/01/30 .................. 320 274,566
4.50%, 05/04/33
(d)
................. 250 248,386
3.38%, 08/15/46 .................. 530 404,111
3.13%, 11/15/49 .................. 345 242,983
2.65%, 06/01/50 .................. 305 193,888
H-Food Holdings LLC, 8.50%, 06/01/26
(c)
... 264 20,792
Hormel Foods Corp.
4.80%, 03/30/27 .................. 485 488,202
1.70%, 06/03/28 .................. 1,277 1,152,938

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
1.80%, 06/11/30 .................. USD 765 $ 658,646
3.05%, 06/03/51 .................. 756 515,597
Indofood CBP Sukses Makmur Tbk. PT
(e)
3.40%, 06/09/31 .................. 1,000 884,757
3.54%, 04/27/32 .................. 400 350,000
4.75%, 06/09/51 .................. 600 495,744
4.81%, 04/27/52 .................. 400 333,156
Ingredion, Inc.
3.20%, 10/01/26 .................. 497 480,702
2.90%, 06/01/30 .................. 634 574,878
3.90%, 06/01/50 .................. 450 343,617
IOI Investment L Bhd., 3.38%, 11/02/31
(e)
... 200 175,985
J M Smucker Co. (The)
3.38%, 12/15/27 .................. 907 872,581
5.90%, 11/15/28 .................. 1,190 1,245,600
2.38%, 03/15/30 .................. 480 424,985
2.13%, 03/15/32 .................. 685 563,016
6.20%, 11/15/33 .................. 910 982,288
4.25%, 03/15/35 .................. 555 512,243
2.75%, 09/15/41 .................. 75 51,136
6.50%, 11/15/43 .................. 565 610,862
4.38%, 03/15/45 .................. 379 327,157
3.55%, 03/15/50 .................. 440 312,288
6.50%, 11/15/53 .................. 705 781,720
JBS USA Holding Lux SARL
2.50%, 01/15/27 .................. 705 663,218
5.13%, 02/01/28 .................. 990 989,911
3.00%, 02/02/29 .................. 255 231,574
5.50%, 01/15/30 .................. 1,327 1,327,850
3.75%, 12/01/31 .................. 648 577,624
3.63%, 01/15/32 .................. 1,146 1,005,584
3.00%, 05/15/32 .................. 485 406,585
5.75%, 04/01/33 .................. 989 996,949
6.75%, 03/15/34
(c)
................. 1,266 1,360,920
4.38%, 02/02/52 .................. 1,085 820,710
6.50%, 12/01/52 .................. 1,220 1,234,573
7.25%, 11/15/53
(c)
................. 915 1,011,500
JDE Peet's NV
(c)
1.38%, 01/15/27 .................. 725 664,898
2.25%, 09/24/31 .................. 620 507,468
Kellanova
3.25%, 04/01/26 .................. 943 917,761
3.40%, 11/15/27 .................. 800 767,535
4.30%, 05/15/28 .................. 640 631,593
2.10%, 06/01/30 .................. 830 717,102
Series B, 7.45%, 04/01/31 ............ 662 750,998
5.25%, 03/01/33 .................. 310 314,768
4.50%, 04/01/46 .................. 475 408,376
5.75%, 05/16/54 .................. 325 329,783
Kraft Heinz Foods Co.
3.00%, 06/01/26 .................. 1,514 1,466,184
3.88%, 05/15/27 .................. 1,210 1,185,556
4.63%, 01/30/29 .................. 697 701,199
3.75%, 04/01/30 .................. 925 881,810
4.25%, 03/01/31 .................. 647 627,333
6.75%, 03/15/32 .................. 435 482,652
5.00%, 07/15/35 .................. 885 883,644
6.88%, 01/26/39 .................. 760 866,902
7.13%, 08/01/39
(c)
................. 585 678,433
4.63%, 10/01/39 .................. 490 447,477
6.50%, 02/09/40 .................. 580 633,267
5.00%, 06/04/42 .................. 1,000 927,883
5.20%, 07/15/45 .................. 1,410 1,327,938
4.38%, 06/01/46 .................. 2,262 1,898,503
Security
Par (000)
Par (000) Value
Food Products (continued)
4.88%, 10/01/49 .................. USD 1,175 $ 1,048,866
5.50%, 06/01/50 .................. 890 869,785
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 465 451,150
4.13%, 01/31/30 .................. 855 780,238
4.38%, 01/31/32 .................. 634 571,158
Land O'Lakes Capital Trust I, 7.45%, 03/15/28
(c)
200 195,429
MARB BondCo plc, 3.95%, 01/29/31
(e)
..... 1,000 831,703
Mars, Inc.
(c)
0.88%, 07/16/26 .................. 1,157 1,075,917
4.55%, 04/20/28 .................. 545 545,507
3.20%, 04/01/30 .................. 834 778,427
4.65%, 04/20/31 .................. 980 974,028
1.63%, 07/16/32 .................. 510 406,509
4.75%, 04/20/33 .................. 700 695,865
3.60%, 04/01/34 .................. 977 886,106
3.88%, 04/01/39 .................. 805 705,940
2.38%, 07/16/40 .................. 660 456,715
3.95%, 04/01/44 .................. 280 234,320
3.95%, 04/01/49 .................. 735 598,773
2.45%, 07/16/50 .................. 430 259,064
4.13%, 04/01/54 .................. 470 389,577
4.20%, 04/01/59 .................. 457 373,391
McCormick & Co., Inc.
0.90%, 02/15/26 .................. 880 827,545
3.40%, 08/15/27 .................. 1,243 1,197,090
2.50%, 04/15/30 .................. 635 562,384
1.85%, 02/15/31 .................. 442 367,548
4.95%, 04/15/33 .................. 475 476,230
4.20%, 08/15/47 .................. 175 149,528
Mead Johnson Nutrition Co.
4.13%, 11/15/25 .................. 1,314 1,300,061
5.90%, 11/01/39 .................. 298 313,058
4.60%, 06/01/44 .................. 465 409,394
MHP Lux SA, 6.95%, 04/03/26
(e)
......... 400 335,415
Minerva Luxembourg SA
(e)
4.38%, 03/18/31 .................. 1,200 1,009,461
8.88%, 09/13/33 .................. 800 842,935
Mondelez International Holdings Netherlands
BV
(c)
4.25%, 09/15/25 .................. 432 428,099
1.25%, 09/24/26
(d)
................. 308 285,286
Mondelez International, Inc.
2.63%, 03/17/27 .................. 475 450,913
4.13%, 05/07/28 .................. 410 404,335
4.75%, 02/20/29 .................. 465 467,898
2.75%, 04/13/30 .................. 988 894,870
1.50%, 02/04/31 .................. 770 629,265
3.00%, 03/17/32 .................. 55 48,598
1.88%, 10/15/32 .................. 813 654,524
2.63%, 09/04/50 .................. 968 599,221
NBM US Holdings, Inc., 7.00%, 05/14/26
(e)
.. 800 802,573
Nestle Capital Corp.
(c)
4.65%, 03/12/29
(d)
................. 450 453,643
4.75%, 03/12/31 .................. 215 216,512
4.88%, 03/12/34 .................. 45 45,380
Nestle Holdings, Inc.
4.00%, 09/12/25
(c)
................. 810 803,607
3.50%, 09/24/25
(c)
................. 983 969,507
0.63%, 01/15/26
(c)
................. 630 595,142
5.25%, 03/13/26
(c)
................. 525 530,266
1.13%, 07/13/26
(e)
................. 220 205,709
1.15%, 01/14/27
(c)
................. 625 576,212
1.00%, 09/15/27
(c)
................. 805 723,505
4.13%, 10/01/27
(c)
................. 795 786,940

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
5.00%, 03/14/28
(c)
................. USD 1,040 $ 1,057,694
5.00%, 09/12/28
(c)
................. 476 485,035
1.50%, 09/14/28
(c)
................. 930 827,044
3.63%, 09/24/28
(c)
................. 1,205 1,166,452
4.25%, 10/01/29
(c)
................. 810 802,083
4.95%, 03/14/30
(c)
................. 900 920,381
5.00%, 09/12/30
(c)
................. 800 821,355
1.25%, 09/15/30
(c)
................. 825 684,051
1.88%, 09/14/31
(c)
................. 695 582,742
4.30%, 10/01/32
(c)
................. 840 827,785
4.85%, 03/14/33
(c)
................. 425 432,335
5.00%, 09/12/33
(c)
................. 150 154,280
3.90%, 09/24/38
(c)
................. 1,025 918,757
2.50%, 09/14/41
(c)
................. 860 612,735
4.00%, 09/24/48
(c)
................. 1,270 1,059,550
2.63%, 09/14/51
(c)
................. 1,455 926,077
4.70%, 01/15/53
(c)
................. 770 713,067
Pilgrim's Pride Corp.
4.25%, 04/15/31 .................. 1,268 1,177,994
3.50%, 03/01/32 .................. 955 828,797
6.25%, 07/01/33 .................. 1,250 1,298,324
6.88%, 05/15/34 .................. 870 943,898
Post Holdings, Inc.
(c)
5.63%, 01/15/28 .................. 845 836,521
5.50%, 12/15/29 .................. 1,110 1,076,715
4.63%, 04/15/30 .................. 1,305 1,216,008
4.50%, 09/15/31 .................. 925 840,608
6.25%, 02/15/32 .................. 875 887,409
Sigma Finance Netherlands BV, 4.88%,
03/27/28
(e)
..................... 400 394,993
Sigma Holdco BV, 7.88%, 05/15/26
(c)(d)
..... 100 98,929
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... 750 677,273
Smithfield Foods, Inc.
(c)
4.25%, 02/01/27 .................. 1,311 1,275,750
5.20%, 04/01/29 .................. 784 774,458
3.00%, 10/15/30 .................. 513 445,133
2.63%, 09/13/31 .................. 690 563,772
Tingyi Cayman Islands Holding Corp., 1.63%,
09/24/25
(e)
..................... 600 576,678
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 415 374,973
Tyson Foods, Inc.
4.00%, 03/01/26 .................. 680 669,564
3.55%, 06/02/27 .................. 1,049 1,012,140
4.35%, 03/01/29 .................. 1,108 1,080,719
5.40%, 03/15/29 .................. 940 956,965
5.70%, 03/15/34 .................. 475 486,102
4.88%, 08/15/34 .................. 489 474,064
5.15%, 08/15/44 .................. 820 742,679
4.55%, 06/02/47 .................. 782 646,931
5.10%, 09/28/48 .................. 1,121 1,005,939
Ulker Biskuvi Sanayi A/S, 7.88%, 07/08/31
(c)
. 400 406,010
Unilever Capital Corp.
2.00%, 07/28/26 .................. 838 797,042
2.90%, 05/05/27 .................. 490 470,326
3.50%, 03/22/28 .................. 1,840 1,780,780
4.88%, 09/08/28 .................. 760 771,885
2.13%, 09/06/29 .................. 1,075 962,927
1.38%, 09/14/30 .................. 685 571,349
1.75%, 08/12/31 .................. 400 333,416
5.90%, 11/15/32 .................. 1,079 1,170,127
5.00%, 12/08/33 .................. 590 604,363
2.63%, 08/12/51 .................. 885 581,195
Viterra Finance BV
(c)
2.00%, 04/21/26 .................. 635 600,196
4.90%, 04/21/27 .................. 305 302,519
Security
Par (000)
Par (000) Value
Food Products (continued)
3.20%, 04/21/31 .................. USD 831 $ 736,030
5.25%, 04/21/32 .................. 310 311,301
Yili Holding Investment Ltd., 1.63%, 11/19/25
(e)
200 191,285
173,214,269
Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 05/20/25 .................. 100 99,421
5.88%, 08/20/26 .................. 585 576,012
5.75%, 05/20/27 .................. 490 473,980
9.38%, 06/01/28
(c)
................. 465 487,093
Atmos Energy Corp.
3.00%, 06/15/27 .................. 280 268,111
2.63%, 09/15/29 .................. 540 491,495
1.50%, 01/15/31 .................. 1,160 950,795
5.45%, 10/15/32 .................. 5 5,200
5.90%, 11/15/33 .................. 600 639,641
5.50%, 06/15/41 .................. 178 180,812
4.15%, 01/15/43 .................. 308 265,002
4.13%, 10/15/44 .................. 583 493,908
4.30%, 10/01/48 .................. 813 688,087
4.13%, 03/15/49 .................. 680 554,143
3.38%, 09/15/49 .................. 656 469,404
2.85%, 02/15/52 .................. 45 28,770
5.75%, 10/15/52 .................. 400 414,488
6.20%, 11/15/53 .................. 290 320,291
Blue Racer Midstream LLC
(c)
6.63%, 07/15/26 .................. 273 272,742
7.00%, 07/15/29 .................. 375 385,321
7.25%, 07/15/32 .................. 380 394,633
Boston Gas Co.
(c)
3.15%, 08/01/27 .................. 890 841,613
3.00%, 08/01/29 .................. 585 532,236
3.76%, 03/16/32 .................. 260 231,351
4.49%, 02/15/42 .................. 389 324,442
6.12%, 07/20/53 .................. 420 427,941
Brooklyn Union Gas Co. (The)
(c)
3.41%, 03/10/26 .................. 485 470,175
4.63%, 08/05/27 .................. 535 526,875
3.87%, 03/04/29
(d)
................. 575 548,186
4.87%, 08/05/32 .................. 290 274,973
6.39%, 09/15/33
(d)
................. 725 763,037
4.50%, 03/10/46 .................. 323 263,976
4.27%, 03/15/48 .................. 660 511,845
4.49%, 03/04/49 .................. 386 305,250
6.42%, 07/18/54 .................. 465 476,174
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 .................. 1,000 1,015,929
4.00%, 04/01/28 .................. 275 267,218
1.75%, 10/01/30 .................. 730 609,124
4.40%, 07/01/32 .................. 270 258,898
5.40%, 03/01/33 .................. 650 662,217
5.40%, 07/01/34 .................. 55 55,612
5.85%, 01/15/41 .................. 280 287,842
4.10%, 09/01/47 .................. 426 343,389
East Ohio Gas Co. (The)
(c)
2.00%, 06/15/30 .................. 1,405 1,193,212
3.00%, 06/15/50 .................. 665 419,838
ENN Clean Energy International Investment
Ltd., 3.38%, 05/12/26
(e)
............. 400 385,903
ENN Energy Holdings Ltd.
(e)
4.63%, 05/17/27 .................. 600 594,911
2.63%, 09/17/30 .................. 600 533,135
Ferrellgas LP
(c)
5.38%, 04/01/26 .................. 585 587,338

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
5.88%, 04/01/29 .................. USD 765 $ 713,443
Howard Midstream Energy Partners LLC
(c)
8.88%, 07/15/28 .................. 515 547,627
7.38%, 07/15/32 .................. 395 406,838
Infraestructura Energetica Nova SAPI de CV
(e)
4.88%, 01/14/48 .................. 410 311,738
4.75%, 01/15/51 .................. 800 590,757
KeySpan Gas East Corp.
(c)
2.74%, 08/15/26 .................. 355 338,000
5.99%, 03/06/33 .................. 270 277,281
5.82%, 04/01/41 .................. 470 462,184
3.59%, 01/18/52 .................. 230 155,986
Korea Gas Corp., 3.50%, 07/02/26
(e)
...... 400 390,607
Nakilat, Inc., 6.07%, 12/31/33
(c)
......... 561 586,530
National Fuel Gas Co.
5.50%, 01/15/26 .................. 521 522,252
5.50%, 10/01/26 .................. 451 454,648
3.95%, 09/15/27 .................. 392 379,080
4.75%, 09/01/28 .................. 805 794,715
2.95%, 03/01/31 .................. 395 339,433
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 .................. 795 806,138
8.38%, 02/15/32 .................. 1,170 1,195,928
ONE Gas, Inc.
5.10%, 04/01/29 .................. 240 244,802
2.00%, 05/15/30 .................. 195 169,304
4.25%, 09/01/32 .................. 265 257,028
4.66%, 02/01/44 .................. 295 264,060
4.50%, 11/01/48 .................. 395 339,835
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 .................. 524 494,726
2.50%, 03/15/31 .................. 310 267,055
5.40%, 06/15/33 .................. 310 316,492
4.65%, 08/01/43 .................. 110 97,696
3.64%, 11/01/46 .................. 314 231,148
3.35%, 06/01/50 .................. 777 531,656
5.05%, 05/15/52 .................. 357 321,536
Promigas SA ESP, 3.75%, 10/16/29
(e)
...... 400 365,349
SGSP Australia Assets Pty. Ltd.
(e)
3.25%, 07/29/26 .................. 700 677,748
3.50%, 07/07/27 .................. 200 192,366
South Jersey Industries, Inc., 5.02%, 04/15/31 280 223,434
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 ........... 690 663,109
2.95%, 04/15/27 .................. 585 559,027
Series XX, 2.55%, 02/01/30 ........... 555 497,517
5.20%, 06/01/33 .................. 385 389,647
5.13%, 11/15/40 .................. 320 308,745
3.75%, 09/15/42 .................. 428 340,834
Series UU, 4.13%, 06/01/48 .......... 530 425,859
Series VV, 4.30%, 01/15/49 ........... 528 435,155
Series WW, 3.95%, 02/15/50 .......... 248 193,723
6.35%, 11/15/52 .................. 440 489,454
5.75%, 06/01/53 .................. 560 575,387
5.60%, 04/01/54 .................. 325 329,593
Southern Natural Gas Co. LLC, 4.80%,
03/15/47
(c)
..................... 642 545,292
Southwest Gas Corp.
5.80%, 12/01/27 .................. 405 415,100
5.45%, 03/23/28 .................. 250 254,196
3.70%, 04/01/28 .................. 370 356,027
2.20%, 06/15/30 .................. 362 312,774
4.05%, 03/15/32 .................. 330 305,469
3.80%, 09/29/46 .................. 225 168,609
4.15%, 06/01/49 .................. 233 181,773
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
3.18%, 08/15/51 .................. USD 445 $ 289,185
Spire Missouri, Inc.
4.80%, 02/15/33 .................. 100 99,849
3.30%, 06/01/51 .................. 65 44,580
Spire, Inc., 5.30%, 03/01/26 ........... 125 125,523
Suburban Propane Partners LP
5.88%, 03/01/27 .................. 340 337,318
5.00%, 06/01/31
(c)
................. 610 553,261
Superior Plus LP, 4.50%, 03/15/29
(c)
...... 550 511,558
Talent Yield International Ltd.
(e)
2.00%, 05/06/26 .................. 400 379,605
3.13%, 05/06/31 .................. 600 538,936
Washington Gas Light Co.
Series K, 3.80%, 09/15/46 ............ 407 316,460
3.65%, 09/15/49 .................. 638 481,108
47,864,082
Ground Transportation — 0.5%
AerCap Global Aviation Trust, (3-mo. CME Term
SOFR + 4.56%), 6.50%, 06/15/45
(c)(i)
..... 1 735
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. 456 450,721
Albion Financing 2 SARL, 8.75%, 04/15/27
(c)
. 400 405,611
Ashtead Capital, Inc.
(c)
1.50%, 08/12/26 .................. 906 840,020
4.38%, 08/15/27 .................. 1,600 1,560,391
4.00%, 05/01/28 .................. 545 521,173
4.25%, 11/01/29 .................. 1,150 1,095,739
2.45%, 08/12/31 .................. 635 528,069
5.50%, 08/11/32 .................. 330 329,895
5.55%, 05/30/33 .................. 645 645,595
5.95%, 10/15/33 .................. 300 308,392
5.80%, 04/15/34 .................. 290 295,393
Avis Budget Car Rental LLC
(c)(d)
5.75%, 07/15/27 .................. 700 675,910
4.75%, 04/01/28 .................. 435 400,692
5.38%, 03/01/29 .................. 525 480,998
8.00%, 02/15/31 .................. 465 461,624
BNSF Funding Trust I, (3-mo. LIBOR USD +
2.35%), 6.61%, 12/15/55
(i)
........... 275 275,090
Brightline East LLC, 11.00%, 01/31/30
(c)
.... 1,285 1,169,584
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 .................. 367 362,065
7.00%, 12/15/25 .................. 540 556,090
3.25%, 06/15/27 .................. 896 867,010
6.20%, 08/15/36 .................. 198 219,668
6.15%, 05/01/37 .................. 785 870,871
5.75%, 05/01/40 .................. 695 729,680
5.05%, 03/01/41 .................. 388 377,273
5.40%, 06/01/41 .................. 520 525,623
4.95%, 09/15/41 .................. 270 260,229
4.40%, 03/15/42 .................. 370 332,964
4.38%, 09/01/42 .................. 510 454,490
4.45%, 03/15/43 .................. 745 669,440
5.15%, 09/01/43 .................. 570 560,917
4.90%, 04/01/44 .................. 830 789,274
4.55%, 09/01/44 .................. 643 580,797
4.15%, 04/01/45 .................. 955 813,619
4.70%, 09/01/45 .................. 596 547,121
3.90%, 08/01/46 .................. 727 590,655
4.13%, 06/15/47 .................. 598 502,439
4.05%, 06/15/48 .................. 741 613,903
4.15%, 12/15/48 .................. 593 496,782
3.55%, 02/15/50 .................. 808 612,240
3.05%, 02/15/51 .................. 570 388,980
3.30%, 09/15/51 .................. 1,225 877,563

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.88%, 06/15/52 .................. USD 475 $ 309,716
4.45%, 01/15/53 .................. 855 749,375
5.20%, 04/15/54 .................. 1,470 1,443,643
5.50%, 03/15/55 .................. 1,045 1,072,074
Canadian National Railway Co.
2.75%, 03/01/26 .................. 515 500,263
6.90%, 07/15/28 .................. 368 399,282
3.85%, 08/05/32 .................. 645 608,680
5.85%, 11/01/33 .................. 130 140,243
6.25%, 08/01/34 .................. 351 390,638
6.20%, 06/01/36 .................. 235 260,404
6.38%, 11/15/37 .................. 295 331,552
3.20%, 08/02/46 .................. 458 339,283
3.65%, 02/03/48 .................. 544 430,786
4.45%, 01/20/49 .................. 637 570,296
2.45%, 05/01/50 .................. 620 382,414
4.40%, 08/05/52 .................. 810 714,834
6.13%, 11/01/53 .................. 90 102,434
Canadian Pacific Railway Co.
1.75%, 12/02/26 .................. 715 668,611
4.00%, 06/01/28 .................. 580 566,211
2.88%, 11/15/29 .................. 698 638,015
2.05%, 03/05/30 .................. 825 719,689
7.13%, 10/15/31 .................. 453 513,313
2.45%, 12/02/31 .................. 1,240 1,147,541
4.80%, 09/15/35 .................. 420 408,161
5.95%, 05/15/37 .................. 625 662,576
3.00%, 12/02/41 .................. 852 750,250
4.30%, 05/15/43 .................. 293 255,048
4.80%, 08/01/45 .................. 432 398,420
4.95%, 08/15/45 .................. 455 424,778
4.70%, 05/01/48 .................. 610 541,382
3.50%, 05/01/50 .................. 730 539,870
3.10%, 12/02/51 .................. 1,510 1,027,548
4.20%, 11/15/69 .................. 339 265,562
6.13%, 09/15/2115 ................ 833 868,566
Carriage Purchaser, Inc., 7.88%, 10/15/29
(c)(d)
. 275 254,382
Central Japan Railway Co., 4.25%, 11/24/45
(c)(d)
487 421,403
CSX Corp.
3.35%, 11/01/25 .................. 515 505,160
2.60%, 11/01/26 .................. 595 569,147
3.25%, 06/01/27 .................. 904 874,121
3.80%, 03/01/28 .................. 897 874,889
4.25%, 03/15/29 .................. 1,158 1,144,947
2.40%, 02/15/30 .................. 562 502,041
4.10%, 11/15/32 .................. 1,095 1,046,339
5.20%, 11/15/33 .................. 730 748,480
6.00%, 10/01/36 .................. 210 228,491
6.15%, 05/01/37 .................. 477 524,375
6.22%, 04/30/40 .................. 525 573,934
5.50%, 04/15/41 .................. 220 224,249
4.75%, 05/30/42 .................. 504 469,452
4.40%, 03/01/43 .................. 348 310,192
4.10%, 03/15/44 .................. 765 647,697
3.80%, 11/01/46 .................. 713 568,160
4.30%, 03/01/48 .................. 886 757,616
4.75%, 11/15/48 .................. 443 404,158
4.50%, 03/15/49 .................. 562 491,265
3.35%, 09/15/49 .................. 728 525,241
3.80%, 04/15/50 .................. 355 278,485
3.95%, 05/01/50 .................. 485 391,894
2.50%, 05/15/51 .................. 600 363,994
4.50%, 11/15/52 .................. 953 838,424
4.50%, 08/01/54 .................. 260 227,901
4.25%, 11/01/66 .................. 650 519,642
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.65%, 03/01/68 .................. USD 362 $ 312,386
Empresa de Transporte de Pasajeros Metro
SA
(e)
3.65%, 05/07/30 .................. 400 366,339
5.00%, 01/25/47 .................. 400 348,490
4.70%, 05/07/50 .................. 1,000 830,020
3.69%, 09/13/61 .................. 600 397,530
ENA Master Trust, 4.00%, 05/19/48
(e)
...... 400 284,816
ERAC USA Finance LLC
(c)
3.80%, 11/01/25 .................. 885 872,151
3.30%, 12/01/26 .................. 1,213 1,174,228
4.60%, 05/01/28 .................. 745 743,988
5.00%, 02/15/29 .................. 175 177,759
4.90%, 05/01/33 .................. 650 647,660
6.70%, 06/01/34 .................. 160 179,568
5.20%, 10/30/34 .................. 495 502,382
7.00%, 10/15/37 .................. 590 687,356
5.63%, 03/15/42 .................. 629 644,081
4.50%, 02/15/45 .................. 486 431,231
4.20%, 11/01/46 .................. 705 594,183
5.40%, 05/01/53 .................. 1,135 1,124,032
FedEx Corp. Pass-Through Trust, Series 2020-
1, Class AA, 1.88%, 02/20/34 ......... 480 405,342
First Student Bidco, Inc., 4.00%, 07/31/29
(c)
.. 711 648,512
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
625 633,016
Georgian Railway JSC, 4.00%, 06/17/28
(e)
... 600 528,644
GN Bondco LLC, 9.50%, 10/15/31
(c)(d)
..... 665 627,382
Guangzhou Metro Investment Finance BVI
Ltd.
(e)
1.51%, 09/17/25 .................. 600 575,450
2.31%, 09/17/30 .................. 200 170,997
Hertz Corp. (The)
(c)(d)
4.63%, 12/01/26 .................. 462 348,733
12.63%, 07/15/29 ................. 580 628,641
5.00%, 12/01/29 .................. 925 609,771
JB Hunt Transport Services, Inc., 3.88%,
03/01/26 ...................... 1,335 1,313,244
Lima Metro Line 2 Finance Ltd.
(e)
5.88%, 07/05/34 .................. 464 459,657
4.35%, 04/05/36 .................. 334 304,851
Movida Europe SA, 7.85%, 04/11/29
(e)
..... 400 374,999
MTR Corp. CI Ltd., 2.50%, 11/02/26
(e)
..... 510 488,322
NAC Aviation 29 DAC, 4.75%, 06/30/26 .... 524 499,462
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. 850 790,339
Norfolk Southern Corp.
3.65%, 08/01/25 .................. 268 264,094
2.90%, 06/15/26 .................. 604 583,405
7.80%, 05/15/27 .................. 365 394,455
3.15%, 06/01/27 .................. 480 460,945
3.80%, 08/01/28 .................. 628 610,923
2.55%, 11/01/29 .................. 410 369,442
5.05%, 08/01/30 .................. 594 604,976
2.30%, 05/15/31 .................. 637 548,303
3.00%, 03/15/32 .................. 535 472,616
4.45%, 03/01/33 .................. 515 499,622
5.55%, 03/15/34 .................. 545 568,793
4.84%, 10/01/41 .................. 420 392,548
3.95%, 10/01/42 .................. 240 198,287
4.45%, 06/15/45 .................. 455 396,493
4.65%, 01/15/46 .................. 521 465,465
3.94%, 11/01/47 .................. 738 586,947
4.15%, 02/28/48 .................. 690 569,466
4.10%, 05/15/49 .................. 398 322,674
3.40%, 11/01/49 .................. 450 323,813
3.05%, 05/15/50 .................. 929 623,797

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.90%, 08/25/51 .................. USD 530 $ 339,536
4.05%, 08/15/52 .................. 693 551,807
3.70%, 03/15/53 .................. 455 337,974
4.55%, 06/01/53 .................. 815 703,385
5.35%, 08/01/54 .................. 1,155 1,130,668
3.16%, 05/15/55 .................. 922 601,279
5.95%, 03/15/64 .................. 590 621,947
5.10%, 08/01/2118 ................ 245 213,399
4.10%, 05/15/2121 ................ 485 355,371
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(e)
..................... 400 387,957
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
................ 420 180,865
Penske Truck Leasing Co. LP
(c)
1.20%, 11/15/25 .................. 898 854,168
4.45%, 01/29/26 .................. 578 572,238
5.75%, 05/24/26 .................. 371 374,550
1.70%, 06/15/26 .................. 930 873,119
3.40%, 11/15/26 .................. 507 489,705
5.35%, 01/12/27 .................. 945 953,048
4.20%, 04/01/27 .................. 385 377,915
4.40%, 07/01/27 .................. 745 734,360
5.88%, 11/15/27 .................. 230 236,331
5.70%, 02/01/28 .................. 1,050 1,075,194
5.55%, 05/01/28 .................. 475 485,058
6.05%, 08/01/28 .................. 590 613,926
5.35%, 03/30/29 .................. 275 279,076
5.25%, 07/01/29 .................. 450 455,252
3.35%, 11/01/29 .................. 216 199,862
6.20%, 06/15/30 .................. 345 366,364
Rumo Luxembourg SARL
(e)
5.25%, 01/10/28 .................. 400 387,141
4.20%, 01/18/32 .................. 600 513,101
RXO, Inc., 7.50%, 11/15/27
(c)
........... 335 345,810
Ryder System, Inc.
3.35%, 09/01/25 .................. 435 426,578
1.75%, 09/01/26 .................. 580 543,138
2.90%, 12/01/26 .................. 533 510,943
2.85%, 03/01/27 .................. 185 176,112
5.30%, 03/15/27 .................. 345 348,589
4.30%, 06/15/27
(d)
................. 430 424,550
5.65%, 03/01/28 .................. 400 410,590
5.25%, 06/01/28 .................. 405 411,198
6.30%, 12/01/28 .................. 370 391,150
5.38%, 03/15/29 .................. 335 342,100
5.50%, 06/01/29 .................. 150 153,837
4.95%, 09/01/29 .................. 140 140,312
6.60%, 12/01/33 .................. 435 474,751
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(e)
.. 400 402,130
SF Holding Investment 2021 Ltd.
(e)
2.38%, 11/17/26 .................. 600 567,055
3.00%, 11/17/28 .................. 200 186,829
3.13%, 11/17/31 .................. 800 715,372
SF Holding Investment Ltd., 2.88%, 02/20/30
(e)
600 546,082
Simpar Europe SA, 5.20%, 01/26/31
(d)(e)
.... 600 493,469
SMBC Aviation Capital Finance DAC
(c)
1.90%, 10/15/26 .................. 1,035 963,939
5.45%, 05/03/28 .................. 375 379,391
2.30%, 06/15/28 .................. 405 366,089
5.30%, 04/03/29
(d)
................. 600 606,585
5.70%, 07/25/33 .................. 950 965,545
5.55%, 04/03/34 .................. 665 668,323
Transnet SOC Ltd., 8.25%, 02/06/28
(e)
..... 1,000 1,014,893
Triton Container International Ltd.
2.05%, 04/15/26
(c)
................. 265 249,734
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.15%, 06/15/31
(c)
................. USD 1,090 $ 927,467
3.25%, 03/15/32 .................. 305 259,921
Uber Technologies, Inc.
(c)
8.00%, 11/01/26 .................. 1,332 1,338,717
7.50%, 09/15/27 .................. 1,103 1,124,309
6.25%, 01/15/28 .................. 455 459,046
4.50%, 08/15/29 .................. 1,377 1,328,919
Ukraine Railways, 8.25%, 01/18/26
(e)(g)
..... 800 652,240
Union Pacific Corp.
3.25%, 08/15/25 .................. 955 938,502
4.75%, 02/21/26 .................. 1,340 1,339,812
2.75%, 03/01/26 .................. 593 575,303
2.15%, 02/05/27 .................. 1,083 1,021,230
3.00%, 04/15/27 .................. 410 394,268
3.95%, 09/10/28 .................. 1,320 1,298,911
6.63%, 02/01/29 .................. 260 282,448
3.70%, 03/01/29 .................. 1,049 1,016,851
2.40%, 02/05/30 .................. 702 629,311
2.38%, 05/20/31 .................. 1,070 934,609
2.80%, 02/14/32 .................. 1,130 1,000,606
4.50%, 01/20/33 .................. 680 669,709
3.38%, 02/01/35 .................. 755 664,436
2.89%, 04/06/36 .................. 545 452,551
3.60%, 09/15/37 .................. 828 714,799
3.55%, 08/15/39 .................. 475 399,883
3.20%, 05/20/41 .................. 552 429,618
3.38%, 02/14/42 .................. 520 409,869
4.05%, 11/15/45
(d)
................. 345 287,752
4.05%, 03/01/46 .................. 205 170,543
3.35%, 08/15/46 .................. 185 136,992
4.00%, 04/15/47 .................. 525 432,175
4.50%, 09/10/48 .................. 457 404,201
4.30%, 03/01/49 .................. 510 433,950
3.25%, 02/05/50 .................. 1,636 1,175,645
3.80%, 10/01/51 .................. 960 758,243
2.95%, 03/10/52 .................. 740 493,262
4.95%, 09/09/52 .................. 575 550,969
3.50%, 02/14/53 .................. 1,086 806,512
4.95%, 05/15/53 .................. 500 479,110
3.88%, 02/01/55 .................. 471 367,349
3.95%, 08/15/59 .................. 450 347,779
3.84%, 03/20/60 .................. 1,775 1,347,357
3.55%, 05/20/61 .................. 185 131,494
2.97%, 09/16/62 .................. 779 478,670
5.15%, 01/20/63 .................. 450 428,131
4.10%, 09/15/67 .................. 554 432,707
3.75%, 02/05/70 .................. 938 676,694
3.80%, 04/06/71 .................. 359 260,992
3.85%, 02/14/72 .................. 375 276,743
Watco Cos. LLC, 7.13%, 08/01/32
(c)
....... 485 496,817
Xin Yue Co. Ltd., 2.36%, 01/25/27
(e)
....... 200 185,402
XPO CNW, Inc., 6.70%, 05/01/34 ........ 270 283,678
XPO, Inc.
(c)
6.25%, 06/01/28 .................. 830 839,475
7.13%, 06/01/31 .................. 355 366,222
7.13%, 02/01/32 .................. 535 552,774
Yunda Holding Investment Ltd., 2.25%,
08/19/25
(e)
..................... 800 769,487
149,579,638
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.88%, 09/15/25 .................. 755 748,093
3.75%, 11/30/26 .................. 2,648 2,606,314
1.15%, 01/30/28 .................. 1,353 1,218,391

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
1.40%, 06/30/30 .................. USD 543 $ 461,980
4.75%, 11/30/36 .................. 941 940,356
6.15%, 11/30/37 .................. 843 944,196
6.00%, 04/01/39 .................. 545 607,185
5.30%, 05/27/40 .................. 668 692,470
4.75%, 04/15/43 .................. 775 747,421
4.90%, 11/30/46 .................. 2,356 2,283,416
AdaptHealth LLC
(c)
6.13%, 08/01/28
(d)
................. 315 307,669
4.63%, 08/01/29 .................. 475 425,293
5.13%, 03/01/30 .................. 575 515,591
Alcon Finance Corp.
(c)
2.75%, 09/23/26 .................. 1,453 1,389,018
3.00%, 09/23/29 .................. 1,230 1,130,363
2.60%, 05/27/30 .................. 1,100 977,019
5.38%, 12/06/32 .................. 645 660,813
3.80%, 09/23/49 .................. 605 467,232
5.75%, 12/06/52 .................. 280 288,427
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 .................. 1,401 1,349,878
3.88%, 11/01/29 .................. 727 669,689
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 1,276 1,310,544
Baxter International, Inc.
2.60%, 08/15/26 .................. 730 697,902
1.92%, 02/01/27 .................. 1,725 1,606,797
2.27%, 12/01/28 .................. 1,540 1,385,138
3.95%, 04/01/30 .................. 505 481,943
1.73%, 04/01/31 .................. 1,050 857,778
2.54%, 02/01/32 .................. 1,040 875,272
3.50%, 08/15/46 .................. 446 322,629
3.13%, 12/01/51 .................. 940 608,921
Becton Dickinson & Co.
3.70%, 06/06/27 .................. 2,021 1,966,961
4.69%, 02/13/28 .................. 1,175 1,174,798
4.87%, 02/08/29 .................. 150 151,227
5.08%, 06/07/29 .................. 550 558,653
2.82%, 05/20/30 .................. 995 897,798
1.96%, 02/11/31 .................. 1,260 1,056,329
4.30%, 08/22/32 .................. 580 555,306
5.11%, 02/08/34 .................. 140 140,831
4.69%, 12/15/44 .................. 509 459,161
4.67%, 06/06/47 .................. 1,650 1,475,856
3.79%, 05/20/50 .................. 560 433,324
Boston Scientific Corp.
4.00%, 03/01/28 .................. 901 884,833
2.65%, 06/01/30 .................. 1,425 1,280,612
6.50%, 11/15/35 .................. 130 147,353
4.55%, 03/01/39 .................. 501 479,582
7.38%, 01/15/40 .................. 180 216,215
4.70%, 03/01/49
(d)
................. 591 537,912
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30 .. 470 419,549
DH Europe Finance II SARL
2.60%, 11/15/29 .................. 1,107 1,007,243
3.25%, 11/15/39 .................. 945 768,776
3.40%, 11/15/49 .................. 750 555,229
Edwards Lifesciences Corp., 4.30%, 06/15/28 845 827,961
Embecta Corp.
(c)
5.00%, 02/15/30 .................. 465 399,172
6.75%, 02/15/30 .................. 225 200,756
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 .................. 1,670 1,679,622
5.65%, 11/15/27 .................. 1,768 1,813,314
5.86%, 03/15/30 .................. 705 738,445
5.91%, 11/22/32 .................. 575 605,786
6.38%, 11/22/52 .................. 945 1,050,361
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(c)
4.63%, 02/01/28 .................. USD 336 $ 325,458
3.25%, 02/15/29 .................. 870 793,384
Koninklijke Philips NV
6.88%, 03/11/38 .................. 435 489,495
5.00%, 03/15/42 .................. 720 665,892
Medline Borrower LP
(c)
3.88%, 04/01/29 .................. 4,130 3,854,420
6.25%, 04/01/29 .................. 1,055 1,077,364
5.25%, 10/01/29 .................. 2,240 2,165,864
Medtronic Global Holdings SCA
4.25%, 03/30/28 .................. 635 629,158
4.50%, 03/30/33 .................. 930 914,118
Medtronic, Inc.
4.38%, 03/15/35 .................. 1,493 1,442,316
4.00%, 04/01/43 .................. 5 4,302
4.63%, 03/15/45 .................. 1,670 1,546,073
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)(d)
257 277,886
Olympus Corp., 2.14%, 12/08/26
(c)
....... 303 283,644
Smith & Nephew plc
5.15%, 03/20/27 .................. 60 60,498
2.03%, 10/14/30 .................. 1,050 890,227
5.40%, 03/20/34 .................. 135 136,493
Solventum Corp.
(c)
5.45%, 02/25/27 .................. 255 257,361
5.40%, 03/01/29 .................. 670 678,283
5.45%, 03/13/31 .................. 425 428,979
5.60%, 03/23/34 .................. 1,615 1,625,022
5.90%, 04/30/54 .................. 610 599,391
6.00%, 05/15/64 .................. 500 487,494
STERIS Irish FinCo Unlimited Co., 2.70%,
03/15/31 ...................... 397 342,437
STERIS Irish Finco UnLtd. Co., 3.75%,
03/15/51 ...................... 750 555,176
Stryker Corp.
3.38%, 11/01/25 .................. 1,341 1,315,766
3.50%, 03/15/26 .................. 1,122 1,100,001
3.65%, 03/07/28 .................. 781 754,433
4.85%, 12/08/28 .................. 595 599,680
1.95%, 06/15/30 .................. 1,512 1,302,120
4.10%, 04/01/43 .................. 634 536,919
4.38%, 05/15/44 .................. 477 420,280
4.63%, 03/15/46 .................. 860 774,592
2.90%, 06/15/50 .................. 196 131,703
Teleflex, Inc.
4.63%, 11/15/27 .................. 450 437,415
4.25%, 06/01/28
(c)
................. 465 442,056
Varex Imaging Corp., 7.88%, 10/15/27
(c)(d)
... 249 252,761
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 .................. 1,039 1,011,197
5.35%, 12/01/28 .................. 575 588,161
2.60%, 11/24/31 .................. 785 671,494
5.75%, 11/30/39 .................. 280 288,510
4.45%, 08/15/45 .................. 440 378,077
81,596,603
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%, 10/15/29
(c)
...... 455 413,560
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 .................. 420 411,578
5.00%, 04/15/29 .................. 460 440,516
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 ................. 111 73,960
Adventist Health System
2.95%, 03/01/29 .................. 244 222,608

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.43%, 03/01/32 .................. USD 335 $ 338,896
5.76%, 12/01/34 .................. 20 20,435
3.63%, 03/01/49
(d)
................. 504 365,765
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 .................. 482 470,662
Series 2020, 2.21%, 06/15/30 ......... 120 105,246
4.27%, 08/15/48 .................. 610 539,178
3.39%, 10/15/49 .................. 418 316,242
Series 2020, 3.01%, 06/15/50 ......... 277 192,909
Aetna, Inc.
6.63%, 06/15/36 .................. 645 707,115
6.75%, 12/15/37 .................. 290 319,875
4.50%, 05/15/42 .................. 410 352,878
4.13%, 11/15/42 .................. 425 341,860
4.75%, 03/15/44 .................. 363 314,948
3.88%, 08/15/47 .................. 829 619,990
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)(d)
300 286,380
AHS Hospital Corp.
5.02%, 07/01/45 .................. 345 338,810
Series 2021, 2.78%, 07/01/51 ......... 353 231,116
Allina Health System
Series 2019, 3.89%, 04/15/49 ......... 516 406,110
Series 2021, 2.90%, 11/15/51 ......... 295 193,382
Ascension Health
Series B, 2.53%, 11/15/29 ............ 547 497,458
Series B, 3.11%, 11/15/39 ............ 184 147,316
3.95%, 11/15/46 .................. 925 794,631
4.85%, 11/15/53 .................. 685 666,126
Banner Health
2.34%, 01/01/30 .................. 385 342,364
1.90%, 01/01/31 .................. 555 469,832
2.91%, 01/01/42 .................. 134 98,862
Series 2020, 3.18%, 01/01/50 ......... 305 219,137
2.91%, 01/01/51 .................. 473 322,340
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 ......... 5 3,068
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 ......... 190 141,605
BayCare Health System, Inc., Series 2020,
3.83%, 11/15/50 ................. 619 508,547
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30 ......... 180 153,137
4.19%, 11/15/45 .................. 241 212,544
3.97%, 11/15/46 .................. 550 468,461
Series 2021, 2.84%, 11/15/50 ......... 773 524,145
Beth Israel Lahey Health, Inc., Series L, 3.08%,
07/01/51 ...................... 404 266,049
Bon Secours Mercy Health, Inc.
Series 2018, 4.30%, 07/01/28 ......... 206 203,014
3.46%, 06/01/30 .................. 428 406,880
Series 20-2, 2.10%, 06/01/31 .......... 365 308,228
Series 20-2, 3.21%, 06/01/50 .......... 350 245,916
Cardinal Health, Inc.
3.75%, 09/15/25 .................. 864 851,336
3.41%, 06/15/27 .................. 1,162 1,119,015
5.13%, 02/15/29 .................. 805 815,570
5.45%, 02/15/34 .................. 330 337,645
4.60%, 03/15/43 .................. 405 352,276
4.50%, 11/15/44 .................. 381 323,897
4.90%, 09/15/45 .................. 493 444,420
4.37%, 06/15/47 .................. 359 296,708
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%,
07/01/50 ...................... 470 332,289
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 ................. USD 100 $ 86,031
Cencora, Inc.
3.45%, 12/15/27 .................. 1,504 1,443,940
2.80%, 05/15/30 .................. 887 796,119
2.70%, 03/15/31 .................. 690 603,570
5.13%, 02/15/34 .................. 150 150,835
4.25%, 03/01/45 .................. 595 508,434
4.30%, 12/15/47 .................. 534 453,961
Centene Corp.
4.25%, 12/15/27 .................. 2,839 2,752,135
2.45%, 07/15/28 .................. 1,820 1,645,089
4.63%, 12/15/29 .................. 3,623 3,497,494
3.38%, 02/15/30 .................. 2,162 1,957,426
3.00%, 10/15/30 .................. 1,960 1,718,984
2.50%, 03/01/31 .................. 2,638 2,212,197
2.63%, 08/01/31 .................. 1,405 1,173,572
Children's Health System of Texas, 2.51%,
08/15/50 ...................... 409 258,374
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 ......... 115 99,291
Series 2020, 2.59%, 02/01/50 ......... 180 116,104
Children's Hospital Medical Center, 4.27%,
05/15/44 ...................... 265 238,043
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50 ............. 200 134,098
Children's Hospital/DC, Series 2020, 2.93%,
07/15/50 ...................... 283 188,813
CHRISTUS Health, Series C, 4.34%, 07/01/28 566 558,018
Cigna Group (The)
4.13%, 11/15/25 .................. 20 19,785
4.50%, 02/25/26 .................. 742 737,508
1.25%, 03/15/26 .................. 430 405,937
5.69%, 03/15/26 .................. 10 10,001
3.40%, 03/01/27 .................. 1,289 1,247,708
3.05%, 10/15/27 .................. 997 951,470
4.38%, 10/15/28 .................. 1,910 1,884,005
5.00%, 05/15/29 .................. 550 557,089
2.40%, 03/15/30 .................. 1,782 1,579,535
2.38%, 03/15/31 .................. 1,050 900,010
5.13%, 05/15/31 .................. 450 456,700
5.40%, 03/15/33 .................. 1,023 1,048,060
5.25%, 02/15/34 .................. 860 868,926
4.80%, 08/15/38 .................. 1,690 1,602,429
3.20%, 03/15/40 .................. 665 503,906
6.13%, 11/15/41 .................. 522 553,131
4.80%, 07/15/46 .................. 1,245 1,117,586
3.88%, 10/15/47 .................. 1,462 1,133,718
4.90%, 12/15/48 .................. 2,302 2,067,339
3.40%, 03/15/50 .................. 1,535 1,074,254
3.40%, 03/15/51 .................. 1,041 724,634
5.60%, 02/15/54 .................. 855 842,418
City of Hope
Series 2013, 5.62%, 11/15/43 ......... 275 275,536
Series 2018, 4.38%, 08/15/48 ......... 308 258,651
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114 .................... 320 294,094
CommonSpirit Health
1.55%, 10/01/25 .................. 693 662,824
6.07%, 11/01/27 .................. 105 109,106
3.35%, 10/01/29 .................. 517 483,285
2.78%, 10/01/30 .................. 373 331,224
5.21%, 12/01/31 .................. 520 524,062
5.32%, 12/01/34 .................. 405 408,501
4.35%, 11/01/42 .................. 948 818,066

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.82%, 10/01/49 .................. USD 660 $ 516,570
4.19%, 10/01/49 .................. 662 544,474
3.91%, 10/01/50 .................. 575 449,779
6.46%, 11/01/52 .................. 20 22,735
5.55%, 12/01/54 .................. 130 131,273
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50 ................. 545 370,211
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 .................. 1,745 1,671,500
8.00%, 12/15/27 .................. 579 579,650
6.88%, 04/01/28
(d)
................. 715 560,153
6.00%, 01/15/29 .................. 655 608,103
6.88%, 04/15/29 .................. 1,110 910,661
6.13%, 04/01/30 .................. 1,120 853,620
5.25%, 05/15/30 .................. 1,380 1,204,943
4.75%, 02/15/31 .................. 955 785,760
10.88%, 01/15/32 ................. 1,990 2,138,084
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 ................. 750 571,537
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 409 303,234
CVS Health Corp.
5.00%, 02/20/26 .................. 1,190 1,189,062
2.88%, 06/01/26 .................. 1,441 1,387,619
3.00%, 08/15/26 .................. 1,220 1,175,716
3.63%, 04/01/27 .................. 712 691,217
6.25%, 06/01/27 .................. 1,044 1,083,733
1.30%, 08/21/27 .................. 2,225 2,000,620
4.30%, 03/25/28 .................. 3,610 3,538,524
5.00%, 01/30/29 .................. 1,311 1,318,430
5.40%, 06/01/29 .................. 1,255 1,280,483
3.25%, 08/15/29 .................. 1,590 1,471,556
5.13%, 02/21/30 .................. 1,258 1,268,889
3.75%, 04/01/30 .................. 1,400 1,317,244
1.75%, 08/21/30 .................. 1,274 1,062,114
5.25%, 01/30/31 .................. 1,020 1,031,024
1.88%, 02/28/31 .................. 1,563 1,283,789
5.55%, 06/01/31 .................. 1,125 1,150,029
2.13%, 09/15/31 .................. 1,025 841,255
5.25%, 02/21/33 .................. 1,400 1,396,078
5.30%, 06/01/33 .................. 1,235 1,233,381
5.70%, 06/01/34 .................. 1,185 1,209,242
4.88%, 07/20/35 .................. 791 755,822
4.78%, 03/25/38 .................. 4,187 3,839,968
6.13%, 09/15/39 .................. 316 327,565
4.13%, 04/01/40 .................. 869 718,324
2.70%, 08/21/40 .................. 1,476 1,008,863
5.30%, 12/05/43 .................. 896 832,618
6.00%, 06/01/44 .................. 1,235 1,240,080
5.13%, 07/20/45 .................. 2,119 1,908,763
5.05%, 03/25/48 .................. 6,593 5,811,226
4.25%, 04/01/50 .................. 1,049 822,335
5.63%, 02/21/53 .................. 925 880,745
5.88%, 06/01/53 .................. 895 878,585
6.05%, 06/01/54 .................. 1,125 1,132,621
6.00%, 06/01/63 .................. 780 768,405
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 ...................... 360 287,104
DaVita, Inc.
(c)
4.63%, 06/01/30 .................. 2,491 2,282,176
3.75%, 02/15/31 .................. 1,365 1,181,126
Dignity Health
4.50%, 11/01/42 .................. 435 384,466
5.27%, 11/01/64 .................. 193 182,223
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Duke University Health System, Inc., Series
2017, 3.92%, 06/01/47 ............. USD 518 $ 437,418
Elevance Health, Inc.
5.35%, 10/15/25 .................. 654 656,024
4.90%, 02/08/26 .................. 9 8,987
1.50%, 03/15/26 .................. 1,320 1,251,213
3.65%, 12/01/27 .................. 1,894 1,836,265
4.10%, 03/01/28 .................. 1,545 1,515,533
5.15%, 06/15/29 .................. 535 545,614
2.88%, 09/15/29 .................. 1,178 1,080,389
2.25%, 05/15/30 .................. 954 834,990
2.55%, 03/15/31 .................. 985 858,501
4.10%, 05/15/32 .................. 820 777,191
5.50%, 10/15/32 .................. 550 570,695
4.75%, 02/15/33 .................. 845 833,642
5.38%, 06/15/34 .................. 905 928,124
5.95%, 12/15/34 .................. 193 205,281
5.85%, 01/15/36 .................. 20 21,042
6.38%, 06/15/37 .................. 185 202,240
4.63%, 05/15/42 .................. 985 890,920
4.65%, 01/15/43 .................. 840 755,891
5.10%, 01/15/44 .................. 765 726,401
4.65%, 08/15/44 .................. 615 549,317
4.38%, 12/01/47 .................. 1,606 1,363,108
4.55%, 03/01/48 .................. 677 588,886
3.70%, 09/15/49 .................. 697 526,037
3.13%, 05/15/50 .................. 816 560,505
3.60%, 03/15/51 .................. 945 695,862
4.55%, 05/15/52 .................. 575 493,549
6.10%, 10/15/52 .................. 540 577,187
5.13%, 02/15/53 .................. 1,165 1,094,909
5.65%, 06/15/54 .................. 855 863,397
Encompass Health Corp.
5.75%, 09/15/25 .................. 340 339,521
4.50%, 02/01/28 .................. 739 714,675
4.75%, 02/01/30 .................. 720 687,430
4.63%, 04/01/31 .................. 380 354,377
Franciscan Missionaries of Our Lady Health
System, Inc., Series B, 3.91%, 07/01/49 .. 188 147,318
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52 ................. 164 157,583
Fresenius Medical Care US Finance III, Inc.
(c)
1.88%, 12/01/26 .................. 938 864,156
3.75%, 06/15/29 .................. 758 698,856
2.38%, 02/16/31 .................. 1,230 999,476
3.00%, 12/01/31 .................. 600 499,460
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41 ......... 305 217,166
4.21%, 07/01/48 .................. 548 477,217
Series 2020, 2.88%, 09/01/50 ......... 357 241,659
4.50%, 07/01/57 .................. 220 194,525
Hartford HealthCare Corp., 3.45%, 07/01/54 . 475 342,623
HCA, Inc.
5.88%, 02/15/26 .................. 1,529 1,538,942
5.25%, 06/15/26 .................. 1,626 1,628,899
5.38%, 09/01/26 .................. 1,565 1,572,191
4.50%, 02/15/27 .................. 1,583 1,564,614
3.13%, 03/15/27 .................. 585 560,172
5.20%, 06/01/28 .................. 695 701,879
5.63%, 09/01/28 .................. 1,410 1,442,409
5.88%, 02/01/29 .................. 1,070 1,106,015
3.38%, 03/15/29 .................. 200 187,086
4.13%, 06/15/29 .................. 1,764 1,701,681
3.50%, 09/01/30 .................. 2,319 2,138,297
5.45%, 04/01/31 .................. 755 769,540

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.38%, 07/15/31 .................. USD 1,185 $ 996,681
3.63%, 03/15/32 .................. 1,730 1,557,523
5.50%, 06/01/33 .................. 1,050 1,062,109
5.60%, 04/01/34 .................. 1,315 1,336,057
5.13%, 06/15/39 .................. 877 833,886
4.38%, 03/15/42 .................. 580 488,850
5.50%, 06/15/47 .................. 1,397 1,331,133
5.25%, 06/15/49 .................. 1,717 1,566,081
3.50%, 07/15/51 .................. 875 600,496
4.63%, 03/15/52 .................. 1,585 1,308,344
5.90%, 06/01/53 .................. 950 944,869
6.00%, 04/01/54 .................. 805 811,317
6.10%, 04/01/64 .................. 745 746,765
Health Care Service Corp.
(c)
2.20%, 06/01/30 .................. 991 857,034
3.20%, 06/01/50 .................. 510 338,041
Health Care Service Corp. A Mutual Legal
Reserve Co.
(c)
5.20%, 06/15/29 .................. 795 806,684
5.45%, 06/15/34 .................. 610 616,620
5.88%, 06/15/54 .................. 845 851,051
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 545 513,151
Heartland Dental LLC, 10.50%, 04/30/28
(c)
.. 625 665,923
Highmark, Inc.
(c)
1.45%, 05/10/26 .................. 1,085 1,011,962
2.55%, 05/10/31 .................. 758 628,989
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ...................... 543 438,053
Humana, Inc.
5.70%, 03/13/26 .................. 160 160,016
1.35%, 02/03/27 .................. 1,432 1,316,025
3.95%, 03/15/27 .................. 1,006 983,688
5.75%, 03/01/28 .................. 640 658,968
5.75%, 12/01/28 .................. 428 442,809
3.70%, 03/23/29 .................. 1,240 1,186,608
3.13%, 08/15/29 .................. 678 626,938
4.88%, 04/01/30 .................. 1,125 1,126,792
5.38%, 04/15/31 .................. 325 329,936
2.15%, 02/03/32 .................. 460 375,581
5.88%, 03/01/33 .................. 370 384,409
5.95%, 03/15/34 .................. 545 570,080
4.63%, 12/01/42 .................. 550 474,154
4.95%, 10/01/44 .................. 702 626,928
4.80%, 03/15/47 .................. 532 461,400
3.95%, 08/15/49 .................. 525 402,241
5.50%, 03/15/53 .................. 775 737,513
5.75%, 04/15/54 .................. 685 674,248
Icon Investments Six DAC
5.81%, 05/08/27 .................. 485 494,565
5.85%, 05/08/29 .................. 400 413,688
6.00%, 05/08/34 .................. 260 271,334
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 .................. 520 438,396
Series 2021, 2.85%, 11/01/51 ......... 300 202,631
Inova Health System Foundation, 4.07%,
05/15/52 ...................... 370 313,845
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50 ................. 515 391,637
Iowa Health System, Series 2020, 3.67%,
02/15/50 ...................... 370 288,831
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46 ................. 201 167,345
Kaiser Foundation Hospitals
3.15%, 05/01/27 .................. 160 154,888
Series 2021, 2.81%, 06/01/41 ......... 887 659,225
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.88%, 04/01/42 .................. USD 581 $ 562,299
4.15%, 05/01/47 .................. 1,495 1,296,325
Series 2019, 3.27%, 11/01/49 ......... 862 637,285
Series 2021, 3.00%, 06/01/51 ......... 1,109 770,270
Kedrion SpA, 6.50%, 09/01/29
(c)
......... 733 680,159
Laboratory Corp. of America Holdings
1.55%, 06/01/26 .................. 570 535,723
3.60%, 09/01/27 .................. 633 611,399
2.95%, 12/01/29 .................. 911 829,724
2.70%, 06/01/31 .................. 485 421,771
4.70%, 02/01/45 .................. 913 815,817
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(c)
510 493,097
LifePoint Health, Inc.
(c)
5.38%, 01/15/29 .................. 448 404,769
9.88%, 08/15/30 .................. 725 790,621
11.00%, 10/15/30 ................. 960 1,077,511
10.00%, 06/01/32 ................. 725 770,636
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48 ......... 486 390,912
Series 2020, 3.19%, 07/01/49 ......... 545 392,832
Series 2015, 4.12%, 07/01/55
(d)
........ 115 96,593
Series 2020, 3.34%, 07/01/60 ......... 548 384,406
Mayo Clinic
3.77%, 11/15/43 .................. 330 276,002
Series 2013, 4.00%, 11/15/47 ......... 210 179,215
Series 2016, 4.13%, 11/15/52 ......... 345 293,015
Series 2021, 3.20%, 11/15/61 ......... 564 382,560
McKesson Corp.
0.90%, 12/03/25 .................. 475 450,584
1.30%, 08/15/26 .................. 846 789,757
3.95%, 02/16/28 .................. 1,175 1,147,449
4.90%, 07/15/28 .................. 197 199,333
5.10%, 07/15/33 .................. 287 293,128
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 340 298,767
MedStar Health, Inc., Series 20A, 3.63%,
08/15/49 ...................... 485 371,800
Memorial Health Services, 3.45%, 11/01/49 .. 539 409,466
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42 .................. 470 461,742
Series 2020, 2.96%, 01/01/50 ......... 265 184,307
4.13%, 07/01/52 .................. 397 338,427
Series 2015, 4.20%, 07/01/55 ......... 451 390,043
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 ...................... 458 301,146
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)(d)
.................... 455 307,698
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 735 700,800
3.88%, 11/15/30 .................. 605 547,442
3.88%, 05/15/32 .................. 692 610,337
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/48 ......... 412 336,431
4.29%, 09/01/50 .................. 312 220,125
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ......... 185 146,064
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48 ......... 338 268,911
Series 2019, 3.74%, 07/01/49 ......... 575 427,054
Series 2020, 3.39%, 07/01/50 ......... 418 284,075
MPH Acquisition Holdings LLC
(c)
5.50%, 09/01/28 .................. 960 750,602
5.75%, 11/01/28
(d)
................. 890 530,506
MultiCare Health System, 2.80%, 08/15/50 .. 445 272,700

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MyMichigan Health, Series 2020, 3.41%,
06/01/50 ...................... USD 631 $ 458,426
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 193 180,617
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 08/01/2119 ............ 572 426,157
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 .................. 45 31,358
4.02%, 08/01/45 .................. 515 444,736
4.06%, 08/01/56 .................. 310 259,728
2.61%, 08/01/60
(d)
................. 208 122,079
Northwell Healthcare, Inc.
3.98%, 11/01/46 .................. 412 327,344
4.26%, 11/01/47 .................. 745 617,363
3.81%, 11/01/49 .................. 540 415,388
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51 .... 25 16,045
Novant Health, Inc.
2.64%, 11/01/36 .................. 120 93,518
3.17%, 11/01/51 .................. 882 615,102
3.32%, 11/01/61 .................. 269 181,442
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series
2020, 2.67%, 10/01/50 ............. 330 215,601
NYU Langone Hospitals
Series 13-A, 5.75%, 07/01/43 ......... 25 26,711
4.78%, 07/01/44 .................. 500 473,463
4.37%, 07/01/47 .................. 715 631,324
Series 2020, 3.38%, 07/01/55 ......... 160 114,688
OhioHealth Corp.
2.83%, 11/15/41 .................. 334 248,708
Series 2020, 3.04%, 11/15/50 ......... 505 361,456
Option Care Health, Inc., 4.38%, 10/31/29
(c)(d)
. 467 435,944
Orlando Health Obligated Group
4.09%, 10/01/48 .................. 355 301,225
3.33%, 10/01/50 .................. 380 278,672
Owens & Minor, Inc.
(c)(d)
4.50%, 03/31/29 .................. 370 324,975
6.63%, 04/01/30 .................. 525 490,403
PeaceHealth Obligated Group
Series 2020, 1.38%, 11/15/25 ......... 563 534,381
Series 2018, 4.79%, 11/15/48 ......... 537 486,485
Series 2020, 3.22%, 11/15/50 ......... 283 191,972
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)(d)
.................... 365 334,480
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 01/01/32 ......... 175 144,954
Series 2042, 2.72%, 01/01/42 ......... 188 134,537
2.86%, 01/01/52 .................. 261 173,155
Presbyterian Healthcare Services, 4.88%,
08/01/52 ...................... 408 394,442
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 780 780,398
Providence St Joseph Health Obligated Group
Series H, 2.75%, 10/01/26 ........... 75 71,444
Series 19A, 2.53%, 10/01/29 .......... 106 95,113
5.40%, 10/01/33 .................. 805 820,027
Series I, 3.74%, 10/01/47 ............ 770 596,832
Series A, 3.93%, 10/01/48 ............ 350 274,948
Series 21A, 2.70%, 10/01/51 .......... 50 30,609
Queen's Health Systems (The), 4.81%,
07/01/52 ...................... 176 169,326
Quest Diagnostics, Inc.
3.45%, 06/01/26 .................. 1,001 976,379
4.20%, 06/30/29 .................. 660 645,808
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.95%, 06/30/30 .................. USD 711 $ 646,868
2.80%, 06/30/31 .................. 560 490,508
6.40%, 11/30/33 .................. 530 578,520
4.70%, 03/30/45 .................. 345 314,260
Quorum Health Corp., 11.63%, 04/15/25
(b)(g)
.. 50 —
Radiology Partners, Inc., 9.78%, (9.78% Cash
or 9.78% PIK), 02/15/30
(c)(d)(h)
......... 598 523,568
Rady Children's Hospital-San Diego, Series
21A, 3.15%, 08/15/51 .............. 225 161,403
Rede D'or Finance SARL
(e)
4.95%, 01/17/28 .................. 600 574,507
4.50%, 01/22/30 .................. 500 452,658
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 ...................... 450 434,631
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 ...................... 450 288,113
Select Medical Corp., 6.25%, 08/15/26
(c)
.... 1,070 1,078,049
Sentara Healthcare, Series 2021, 2.93%,
11/01/51 ...................... 110 74,721
Sharp HealthCare, Series 20B, 2.68%,
08/01/50 ...................... 375 241,900
SSM Health Care Corp.
Series A, 3.82%, 06/01/27 ............ 310 303,228
4.89%, 06/01/28 .................. 310 312,088
Stanford Health Care
Series 2020, 3.31%, 08/15/30 ......... 28 26,122
Series 2018, 3.80%, 11/15/48 ......... 640 527,437
3.03%, 08/15/51 .................. 380 265,330
Summa Health, 3.51%, 11/15/51 ........ 381 287,287
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)(d)
.................... 715 739,525
Sutter Health
Series 20A, 1.32%, 08/15/25 .......... 467 448,938
Series 2018, 3.70%, 08/15/28 ......... 283 272,251
Series 20A, 2.29%, 08/15/30 .......... 234 205,123
5.16%, 08/15/33 .................. 5 5,111
Series 20A, 3.16%, 08/15/40 .......... 330 256,122
Series 2018, 4.09%, 08/15/48 ......... 489 414,264
Series 20A, 3.36%, 08/15/50 .......... 864 638,833
5.55%, 08/15/53 .................. 85 90,238
Tenet Healthcare Corp.
6.25%, 02/01/27 .................. 1,340 1,342,177
5.13%, 11/01/27 .................. 1,390 1,366,344
4.63%, 06/15/28 .................. 545 524,866
6.13%, 10/01/28 .................. 2,335 2,340,788
4.25%, 06/01/29 .................. 1,295 1,222,049
4.38%, 01/15/30 .................. 1,335 1,253,538
6.13%, 06/15/30 .................. 1,785 1,792,383
6.75%, 05/15/31 .................. 1,264 1,298,767
6.88%, 11/15/31
(d)
................. 282 301,617
Texas Health Resources
2.33%, 11/15/50 .................. 464 281,348
4.33%, 11/15/55 .................. 225 195,844
Toledo Hospital (The)
Series B, 5.33%, 11/15/28 ............ 297 287,644
5.75%, 11/15/38 .................. 844 843,524
4.98%, 11/15/45 .................. 250 190,257
6.02%, 11/15/48 .................. 373 328,987
Trinity Health Corp.
Series 2021, 2.63%, 12/01/40 ......... 272 197,604
4.13%, 12/01/45 .................. 493 424,249
Series 2019, 3.43%, 12/01/48 ......... 362 281,074
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52 ................. 90 87,862

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.15%, 10/15/25 .................. USD 1,143 $ 1,147,628
3.70%, 12/15/25 .................. 761 748,730
1.25%, 01/15/26 .................. 788 749,658
3.10%, 03/15/26 .................. 1,610 1,571,571
1.15%, 05/15/26 .................. 1,090 1,025,074
4.75%, 07/15/26 .................. 460 461,594
3.45%, 01/15/27 .................. 1,150 1,122,045
3.38%, 04/15/27 .................. 1,067 1,036,486
4.60%, 04/15/27 .................. 495 496,076
3.70%, 05/15/27 .................. 355 347,478
2.95%, 10/15/27 .................. 730 696,547
5.25%, 02/15/28 .................. 1,055 1,081,597
3.85%, 06/15/28 .................. 1,285 1,254,464
3.88%, 12/15/28 .................. 1,060 1,034,000
4.25%, 01/15/29 .................. 1,100 1,089,021
4.70%, 04/15/29 .................. 525 529,060
4.00%, 05/15/29 .................. 985 964,180
2.88%, 08/15/29 .................. 789 730,436
4.80%, 01/15/30 .................. 1,525 1,538,375
5.30%, 02/15/30 .................. 1,325 1,372,624
2.00%, 05/15/30 .................. 1,510 1,313,473
4.90%, 04/15/31 .................. 1,125 1,137,097
2.30%, 05/15/31 .................. 1,149 987,171
4.95%, 01/15/32 .................. 2,150 2,172,727
4.20%, 05/15/32 .................. 1,505 1,444,897
5.35%, 02/15/33 .................. 1,740 1,799,622
4.50%, 04/15/33 .................. 1,690 1,647,387
5.00%, 04/15/34 .................. 1,130 1,135,606
5.15%, 07/15/34 .................. 2,150 2,184,030
4.63%, 07/15/35 .................. 1,015 991,101
5.80%, 03/15/36 .................. 863 923,279
6.50%, 06/15/37 .................. 500 563,552
6.63%, 11/15/37 .................. 1,036 1,177,510
6.88%, 02/15/38 .................. 1,087 1,273,580
3.50%, 08/15/39 .................. 1,280 1,058,625
2.75%, 05/15/40 .................. 604 443,543
5.70%, 10/15/40 .................. 210 217,744
5.95%, 02/15/41 .................. 440 470,298
3.05%, 05/15/41 .................. 1,075 812,503
4.63%, 11/15/41 .................. 573 528,485
4.38%, 03/15/42 .................. 730 654,825
3.95%, 10/15/42 .................. 411 345,833
4.25%, 03/15/43 .................. 911 802,723
5.50%, 07/15/44 .................. 2,150 2,173,454
4.75%, 07/15/45 .................. 1,494 1,382,924
4.20%, 01/15/47 .................. 1,362 1,146,190
4.25%, 04/15/47 .................. 879 748,104
3.75%, 10/15/47 .................. 1,048 819,168
4.25%, 06/15/48 .................. 1,019 861,289
4.45%, 12/15/48 .................. 822 715,464
3.70%, 08/15/49 .................. 975 747,991
2.90%, 05/15/50 .................. 923 613,935
3.25%, 05/15/51 .................. 1,911 1,346,131
4.75%, 05/15/52 .................. 1,510 1,365,055
5.88%, 02/15/53 .................. 1,555 1,646,459
5.05%, 04/15/53 .................. 1,545 1,460,893
5.38%, 04/15/54 .................. 1,450 1,435,902
5.63%, 07/15/54 .................. 2,450 2,512,803
3.88%, 08/15/59 .................. 977 736,695
3.13%, 05/15/60 .................. 967 626,563
4.95%, 05/15/62 .................. 805 730,918
6.05%, 02/15/63 .................. 1,150 1,235,431
5.20%, 04/15/63 .................. 1,805 1,707,485
5.50%, 04/15/64 .................. 965 955,881
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.75%, 07/15/64 .................. USD 1,790 $ 1,838,673
Universal Health Services, Inc.
1.65%, 09/01/26 .................. 935 871,444
2.65%, 10/15/30 .................. 963 844,035
2.65%, 01/15/32 .................. 430 362,624
UPMC, 5.04%, 05/15/33 ............. 135 135,533
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)
..................... 725 719,166
WakeMed, Series A, 3.29%, 10/01/52 ..... 114 83,624
West Virginia United Health System Obligated
Group, Series 2020, 3.13%, 06/01/50 .... 75 50,547
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 ......... 364 324,960
Series 2021, 3.07%, 03/01/51 ......... 482 321,881
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 07/01/50 ............. 274 167,163
347,141,954
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 .................. 186 184,047
3.80%, 04/15/26 .................. 345 338,178
3.95%, 01/15/27 .................. 415 405,333
3.95%, 01/15/28 .................. 782 759,786
4.50%, 07/30/29 .................. 541 532,091
2.75%, 12/15/29 .................. 420 377,204
4.70%, 07/01/30 .................. 623 613,714
4.90%, 12/15/30 .................. 645 646,020
3.38%, 08/15/31 .................. 725 653,432
2.00%, 05/18/32 .................. 890 713,983
1.88%, 02/01/33 .................. 1,233 953,049
2.95%, 03/15/34 .................. 1,015 843,506
4.75%, 04/15/35 .................. 425 404,043
5.25%, 05/15/36 .................. 245 241,489
4.85%, 04/15/49 .................. 230 199,568
4.00%, 02/01/50 .................. 546 413,151
3.00%, 05/18/51 .................. 857 534,623
3.55%, 03/15/52 .................. 650 448,836
5.15%, 04/15/53 .................. 420 377,558
5.63%, 05/15/54 .................. 430 413,761
CTR Partnership LP, 3.88%, 06/30/28
(c)
.... 375 350,880
Diversified Healthcare Trust
9.75%, 06/15/25 .................. 405 405,037
0.00%, 01/15/26
(c)(k)
................ 850 750,880
4.75%, 02/15/28
(d)
................. 442 376,573
4.38%, 03/01/31 .................. 455 347,057
DOC DR LLC
4.30%, 03/15/27 .................. 285 281,149
3.95%, 01/15/28 .................. 140 135,802
2.63%, 11/01/31 .................. 600 507,360
Healthcare Realty Holdings LP
3.50%, 08/01/26 .................. 773 748,320
3.75%, 07/01/27 .................. 385 371,666
3.10%, 02/15/30 .................. 400 357,612
2.00%, 03/15/31 .................. 841 679,930
Healthpeak OP LLC
3.25%, 07/15/26 .................. 644 623,974
1.35%, 02/01/27 .................. 135 123,884
2.13%, 12/01/28 .................. 450 402,956
3.50%, 07/15/29 .................. 831 781,693
3.00%, 01/15/30 .................. 870 790,723
2.88%, 01/15/31 .................. 560 493,893
5.25%, 12/15/32 .................. 820 823,689
6.75%, 02/01/41 .................. 101 112,152
National Health Investors, Inc., 3.00%, 02/01/31 623 529,207

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 .................. USD 510 $ 508,541
4.50%, 04/01/27 .................. 695 680,658
4.75%, 01/15/28 .................. 718 705,866
3.63%, 10/01/29 .................. 415 379,079
3.38%, 02/01/31 .................. 575 506,919
3.25%, 04/15/33 .................. 575 478,520
Sabra Health Care LP
5.13%, 08/15/26 .................. 492 490,165
3.90%, 10/15/29 .................. 681 629,037
3.20%, 12/01/31 .................. 615 524,670
Ventas Realty LP
4.13%, 01/15/26 .................. 730 719,268
3.25%, 10/15/26 .................. 391 376,004
3.85%, 04/01/27 .................. 306 297,437
4.00%, 03/01/28 .................. 464 449,602
4.40%, 01/15/29 .................. 628 615,738
3.00%, 01/15/30 .................. 280 253,054
4.75%, 11/15/30 .................. 740 727,274
2.50%, 09/01/31 .................. 430 362,198
5.63%, 07/01/34 .................. 250 255,770
5.70%, 09/30/43 .................. 185 181,829
4.38%, 02/01/45 .................. 155 127,846
4.88%, 04/15/49 .................. 405 354,247
Welltower OP LLC
4.25%, 04/01/26 .................. 781 771,462
2.70%, 02/15/27 .................. 420 400,434
4.25%, 04/15/28 .................. 825 809,574
2.05%, 01/15/29 .................. 745 662,575
4.13%, 03/15/29 .................. 825 802,355
3.10%, 01/15/30 .................. 735 673,352
2.75%, 01/15/31 .................. 585 513,930
2.80%, 06/01/31 .................. 592 517,958
2.75%, 01/15/32 .................. 460 395,667
3.85%, 06/15/32 .................. 354 326,583
6.50%, 03/15/41 .................. 252 278,117
4.95%, 09/01/48 .................. 555 516,966
36,340,504
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 2,130 2,010,832
IQVIA, Inc.
5.00%, 10/15/26
(c)
................. 920 906,798
5.00%, 05/15/27
(c)
................. 1,000 983,313
5.70%, 05/15/28 .................. 625 640,875
6.25%, 02/01/29 .................. 170 178,197
6.50%, 05/15/30
(c)
................. 495 509,322
5,229,337
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 ............ 657 650,914
Series H, 3.38%, 12/15/29 ........... 295 269,333
Series I, 3.50%, 09/15/30 ............ 777 705,884
Series J, 2.90%, 12/15/31 ............ 505 430,597
5.70%, 07/01/34 .................. 315 317,854
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 .................. 665 658,994
4.88%, 05/15/29 .................. 695 656,603
7.00%, 02/01/30 .................. 510 519,035
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 629 610,614
7.25%, 07/15/28
(c)
................. 380 392,526
4.50%, 02/15/29
(c)
................. 545 516,249
6.50%, 04/01/32
(c)
................. 895 905,070
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. USD 465 $ 443,747
4.00%, 09/15/29 .................. 465 415,489
Service Properties Trust
5.25%, 02/15/26 .................. 340 334,559
4.75%, 10/01/26 .................. 423 405,383
4.95%, 02/15/27 .................. 370 346,612
5.50%, 12/15/27 .................. 415 395,517
3.95%, 01/15/28 .................. 380 326,703
8.38%, 06/15/29 .................. 585 582,046
4.95%, 10/01/29 .................. 354 281,996
4.38%, 02/15/30 .................. 384 287,158
8.63%, 11/15/31
(c)
................. 895 952,258
8.88%, 06/15/32 .................. 550 523,772
XHR LP
(c)
6.38%, 08/15/25 .................. 462 462,021
4.88%, 06/01/29 .................. 455 429,738
12,820,672
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(c)
3.88%, 01/15/28 .................. 1,420 1,335,396
4.38%, 01/15/28 .................. 667 634,607
3.50%, 02/15/29 .................. 690 633,126
6.13%, 06/15/29 .................. 530 535,823
4.00%, 10/15/30 .................. 2,715 2,420,047
Affinity Interactive, 6.88%, 12/15/27
(c)
...... 490 428,086
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(e)
..................... 800 833,147
Alsea SAB de CV, 7.75%, 12/14/26
(e)
...... 400 406,821
Bloomin' Brands, Inc., 5.13%, 04/15/29
(c)(d)
... 277 255,955
Booking Holdings, Inc.
3.60%, 06/01/26 .................. 1,082 1,061,879
3.55%, 03/15/28 .................. 553 534,782
4.63%, 04/13/30 .................. 1,544 1,549,495
Boyd Gaming Corp.
4.75%, 12/01/27 .................. 910 884,724
4.75%, 06/15/31
(c)
................. 820 755,002
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 630 597,650
Brinker International, Inc., 8.25%, 07/15/30
(c)
. 325 344,102
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 .................. 1,432 1,462,281
4.63%, 10/15/29 .................. 1,125 1,045,237
7.00%, 02/15/30 .................. 1,830 1,887,372
6.50%, 02/15/32 .................. 1,410 1,428,535
Carnival Corp.
7.63%, 03/01/26
(c)
................. 1,260 1,271,699
5.75%, 03/01/27
(c)
................. 2,620 2,607,048
6.65%, 01/15/28 .................. 269 270,790
4.00%, 08/01/28
(c)
................. 2,220 2,100,484
6.00%, 05/01/29
(c)
................. 1,785 1,779,855
7.00%, 08/15/29
(c)
................. 490 511,112
10.50%, 06/01/30
(c)
................ 830 901,878
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 1,920 2,075,844
Carnival plc, 7.88%, 06/01/27 .......... 208 220,085
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 205 204,750
CEC Entertainment LLC, 6.75%, 05/01/26
(c)
.. 560 559,718
Cedar Fair LP
5.38%, 04/15/27 .................. 365 363,752
6.50%, 10/01/28
(d)
................. 215 216,373
5.25%, 07/15/29
(d)
................. 441 429,398
Choice Hotels International, Inc.
3.70%, 12/01/29 .................. 340 312,383
3.70%, 01/15/31 .................. 565 509,512

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.85%, 08/01/34 .................. USD 460 $ 461,968
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 545 539,092
4.75%, 01/15/28 .................. 640 617,864
5.75%, 04/01/30 .................. 1,095 1,072,976
6.75%, 05/01/31 .................. 515 522,713
Darden Restaurants, Inc.
3.85%, 05/01/27 .................. 1,039 1,011,942
6.30%, 10/10/33 .................. 260 274,618
4.55%, 02/15/48 .................. 255 211,476
Dave & Buster's, Inc., 7.63%, 11/01/25
(c)
.... 412 413,111
Empire Resorts, Inc., 7.75%, 11/01/26
(c)
.... 315 303,874
Everi Holdings, Inc., 5.00%, 07/15/29
(c)
..... 380 376,204
Expedia Group, Inc.
5.00%, 02/15/26 .................. 568 567,950
4.63%, 08/01/27 .................. 635 631,600
3.80%, 02/15/28 .................. 920 888,282
3.25%, 02/15/30 .................. 1,282 1,180,201
2.95%, 03/15/31 .................. 330 292,762
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 .................. 935 874,108
6.75%, 01/15/30 .................. 1,105 979,051
Flutter Treasury DAC, 6.38%, 04/29/29
(c)
.... 15 15,249
Fortune Star BVI Ltd.
(e)
5.95%, 10/19/25 .................. 1,000 966,988
5.00%, 05/18/26 .................. 200 186,166
5.05%, 01/27/27 .................. 200 180,905
Full House Resorts, Inc., 8.25%, 02/15/28
(c)(d)
. 415 408,369
GENM Capital Labuan Ltd., 3.88%, 04/19/31
(e)
800 709,133
Genting New York LLC, 3.30%, 02/15/26
(c)
... 475 456,918
GLP Capital LP
5.38%, 04/15/26 .................. 1,052 1,050,766
5.75%, 06/01/28 .................. 748 758,160
5.30%, 01/15/29 .................. 987 987,699
4.00%, 01/15/30 .................. 900 840,586
4.00%, 01/15/31 .................. 640 585,709
3.25%, 01/15/32 .................. 450 386,468
6.75%, 12/01/33 .................. 70 75,227
5.63%, 09/15/34 .................. 365 364,120
6.25%, 09/15/54 .................. 140 140,568
Gohl Capital Ltd., 4.25%, 01/24/27
(e)
...... 1,175 1,139,547
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(c)(d)
.................... 365 264,917
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................. 200 199,396
5.75%, 05/01/28
(c)
................. 422 421,566
5.88%, 04/01/29
(c)
................. 505 509,574
3.75%, 05/01/29
(c)
................. 735 680,837
4.88%, 01/15/30 .................. 915 883,675
4.00%, 05/01/31
(c)
................. 991 898,566
3.63%, 02/15/32
(c)
................. 1,390 1,218,695
6.13%, 04/01/32
(c)
................. 440 444,717
Hilton Grand Vacations Borrower Escrow LLC
(c)
5.00%, 06/01/29 .................. 764 718,313
4.88%, 07/01/31 .................. 380 341,936
6.63%, 01/15/32 .................. 890 898,988
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 531 524,163
Hyatt Hotels Corp.
4.85%, 03/15/26 .................. 724 721,118
5.75%, 01/30/27 .................. 570 579,667
4.38%, 09/15/28 .................. 580 568,207
5.25%, 06/30/29 .................. 275 277,825
5.75%, 04/23/30 .................. 525 542,907
5.50%, 06/30/34 .................. 225 225,330
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
International Game Technology plc
(c)
4.13%, 04/15/26 .................. USD 625 $ 612,391
6.25%, 01/15/27 .................. 675 680,873
5.25%, 01/15/29 .................. 695 680,622
Jacobs Entertainment, Inc., 6.75%, 02/15/29
(c)
465 435,508
KFC Holding Co., 4.75%, 06/01/27
(c)
...... 589 577,586
Las Vegas Sands Corp.
3.50%, 08/18/26 .................. 858 828,292
5.90%, 06/01/27 .................. 185 187,928
3.90%, 08/08/29 .................. 920 854,478
6.00%, 08/15/29 .................. 240 244,557
6.20%, 08/15/34 .................. 220 222,216
Life Time, Inc.
(c)
5.75%, 01/15/26 .................. 833 829,744
8.00%, 04/15/26 .................. 415 420,872
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 .................. 630 634,440
7.25%, 11/15/29 .................. 462 474,974
7.50%, 09/01/31 .................. 505 526,485
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 270 280,696
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 345 344,386
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
490 465,771
Marriott International, Inc.
3.75%, 10/01/25 .................. 590 581,175
Series R, 3.13%, 06/15/26 ........... 968 937,226
5.45%, 09/15/26 .................. 240 243,229
5.00%, 10/15/27 .................. 1,060 1,069,264
Series X, 4.00%, 04/15/28 ............ 323 314,835
5.55%, 10/15/28 .................. 420 433,075
Series AA, 4.65%, 12/01/28 ........... 111 110,456
4.90%, 04/15/29 .................. 760 764,553
4.88%, 05/15/29 .................. 170 171,046
Series FF, 4.63%, 06/15/30 ........... 1,315 1,304,531
Series HH, 2.85%, 04/15/31 .......... 355 311,201
Series GG, 3.50%, 10/15/32 .......... 1,146 1,021,113
Series II, 2.75%, 10/15/33 ............ 240 199,915
5.30%, 05/15/34 .................. 445 448,519
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 .................. 305 290,857
4.50%, 06/15/29
(c)(d)
................ 435 404,492
McDonald's Corp.
1.45%, 09/01/25 .................. 240 231,527
3.70%, 01/30/26 .................. 1,689 1,662,982
3.50%, 03/01/27 .................. 968 940,630
3.50%, 07/01/27 .................. 1,337 1,298,085
3.80%, 04/01/28 .................. 912 889,058
4.80%, 08/14/28 .................. 855 861,328
5.00%, 05/17/29 .................. 325 330,803
2.63%, 09/01/29 .................. 885 809,742
2.13%, 03/01/30 .................. 885 775,394
3.60%, 07/01/30 .................. 996 941,683
4.60%, 09/09/32 .................. 665 657,841
4.95%, 08/14/33 .................. 575 579,837
5.20%, 05/17/34
(d)
................. 395 406,727
4.70%, 12/09/35 .................. 818 801,416
6.30%, 10/15/37 .................. 820 908,593
6.30%, 03/01/38 .................. 796 877,047
5.70%, 02/01/39 .................. 876 921,302
4.88%, 07/15/40 .................. 697 656,129
3.70%, 02/15/42 .................. 380 304,211
3.63%, 05/01/43 .................. 359 280,773
4.60%, 05/26/45 .................. 478 423,107
4.88%, 12/09/45 .................. 1,181 1,089,672
4.45%, 03/01/47 .................. 1,136 974,685

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.45%, 09/01/48 .................. USD 572 $ 489,775
3.63%, 09/01/49 .................. 1,449 1,078,536
4.20%, 04/01/50 .................. 1,208 988,492
5.15%, 09/09/52 .................. 495 468,420
5.45%, 08/14/53 .................. 925 914,216
Meituan
(e)
2.13%, 10/28/25 .................. 1,000 962,773
3.05%, 10/28/30 .................. 1,000 886,111
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(e)
................. 500 491,987
5.25%, 04/26/26
(e)
................. 454 439,583
5.63%, 07/17/27
(e)
................. 530 505,447
5.75%, 07/21/28
(c)
................. 805 756,426
5.38%, 12/04/29
(c)
................. 1,060 954,441
7.63%, 04/17/32
(c)
................. 700 696,674
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................ 465 481,864
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
365 361,550
MGM China Holdings Ltd.
(c)
5.25%, 06/18/25 .................. 300 296,736
5.88%, 05/15/26 .................. 700 693,094
4.75%, 02/01/27 .................. 710 677,882
7.13%, 06/26/31 .................. 300 303,672
MGM Resorts International
5.75%, 06/15/25 .................. 300 299,648
4.63%, 09/01/26 .................. 342 335,138
5.50%, 04/15/27 .................. 613 608,121
4.75%, 10/15/28 .................. 675 648,836
6.50%, 04/15/32 .................. 680 682,576
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 650 613,527
Minor International PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
7.92%), 2.70%
(e)(i)(j)
............... 200 190,441
Mohegan Tribal Gaming Authority
(c)
7.88%, 10/15/24 .................. 350 348,804
8.00%, 02/01/26 .................. 1,005 940,643
13.25%, 12/15/27
(d)
................ 455 508,757
Motion Bondco DAC, 6.63%, 11/15/27
(c)(d)
... 375 369,761
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 .................. 1,300 1,293,939
5.88%, 02/15/27 .................. 830 825,384
8.38%, 02/01/28 .................. 528 555,889
8.13%, 01/15/29 .................. 710 754,219
7.75%, 02/15/29
(d)
................. 545 573,592
NCL Finance Ltd., 6.13%, 03/15/28
(c)(d)
..... 485 485,152
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 310 321,188
Papa John's International, Inc., 3.88%,
09/15/29
(c)
..................... 385 342,072
Penn Entertainment, Inc.
(c)
5.63%, 01/15/27 .................. 390 380,573
4.13%, 07/01/29
(d)
................. 360 318,452
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. 700 523,593
5.88%, 09/01/31 .................. 670 476,558
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 455 491,527
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 335 326,723
Resorts World Las Vegas LLC
4.63%, 04/16/29
(e)
................. 800 725,696
8.45%, 07/27/30
(c)
................. 367 391,182
4.63%, 04/06/31
(c)
................. 420 367,262
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26
(c)
................. 585 569,633
5.50%, 08/31/26
(c)
................. 897 892,979
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.38%, 07/15/27
(c)
................. USD 875 $ 870,527
7.50%, 10/15/27 .................. 260 274,709
3.70%, 03/15/28
(d)
................. 466 438,825
5.50%, 04/01/28
(c)
................. 1,455 1,449,476
8.25%, 01/15/29
(c)
................. 900 952,326
9.25%, 01/15/29
(c)
................. 860 919,470
7.25%, 01/15/30
(c)
................. 630 660,576
6.25%, 03/15/32
(c)
................. 1,135 1,156,482
6.00%, 02/01/33
(c)
................. 1,290 1,298,511
Sands China Ltd.
(f)
5.12%, 08/08/25 .................. 1,872 1,860,665
3.80%, 01/08/26 .................. 875 850,852
2.30%, 03/08/27 .................. 755 693,324
5.40%, 08/08/28 .................. 1,933 1,910,869
2.85%, 03/08/29 .................. 790 698,849
4.38%, 06/18/30 .................. 725 673,275
3.25%, 08/08/31 .................. 645 546,499
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 720 705,555
SeaWorld Parks & Entertainment, Inc., 5.25%,
08/15/29
(c)
..................... 650 618,912
Six Flags Entertainment Corp.
(c)
5.50%, 04/15/27 .................. 405 402,613
7.25%, 05/15/31
(d)
................. 720 740,877
6.63%, 05/01/32 .................. 750 769,823
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
193 193,131
Sizzling Platter LLC, 8.50%, 11/28/25
(c)
..... 265 267,181
Sodexo, Inc.
(c)
1.63%, 04/16/26 .................. 650 611,697
2.72%, 04/16/31 .................. 275 239,131
Speedway Motorsports LLC, 4.88%, 11/01/27
(c)
310 298,901
Starbucks Corp.
3.80%, 08/15/25 .................. 1,086 1,072,294
4.75%, 02/15/26 .................. 560 559,448
2.45%, 06/15/26 .................. 880 844,587
4.85%, 02/08/27 .................. 315 316,479
2.00%, 03/12/27 .................. 1,195 1,116,863
3.50%, 03/01/28 .................. 592 569,399
4.00%, 11/15/28 .................. 990 968,135
3.55%, 08/15/29 .................. 953 907,547
2.25%, 03/12/30 .................. 513 451,791
2.55%, 11/15/30 .................. 1,096 967,719
4.90%, 02/15/31 .................. 335 339,278
3.00%, 02/14/32 .................. 800 708,986
4.80%, 02/15/33 .................. 430 428,412
5.00%, 02/15/34 .................. 335 335,029
4.30%, 06/15/45 .................. 305 256,642
3.75%, 12/01/47 .................. 555 421,738
4.50%, 11/15/48 .................. 876 744,456
4.45%, 08/15/49 .................. 905 760,226
3.35%, 03/12/50 .................. 760 526,970
3.50%, 11/15/50 .................. 1,373 985,390
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 620 588,935
4.63%, 12/01/31 .................. 465 424,066
6.63%, 03/15/32 .................. 470 475,548
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
..... 307 307,275
Studio City Finance Ltd.
(c)
6.00%, 07/15/25 .................. 375 373,997
6.50%, 01/15/28
(d)
................. 465 444,994
5.00%, 01/15/29 .................. 1,000 887,438
Sunny Express Enterprises Corp.
(e)
2.95%, 03/01/27 .................. 600 576,128
3.13%, 04/23/30 .................. 600 558,160

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
TKC Holdings, Inc.
(c)
6.88%, 05/15/28 .................. USD 405 $ 393,980
10.50%, 05/15/29 ................. 605 591,362
Travel + Leisure Co.
(f)
6.60%, 10/01/25 .................. 258 259,878
6.63%, 07/31/26
(c)
................. 640 646,167
6.00%, 04/01/27 .................. 385 386,181
4.50%, 12/01/29
(c)
................. 590 548,550
4.63%, 03/01/30
(c)
................. 310 284,626
Vail Resorts, Inc., 6.50%, 05/15/32
(c)(d)
..... 535 547,556
Viking Cruises Ltd.
(c)
6.25%, 05/15/25 .................. 100 100,031
5.88%, 09/15/27 .................. 755 750,745
7.00%, 02/15/29 .................. 465 469,654
9.13%, 07/15/31 .................. 615 670,651
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 319 314,748
VOC Escrow Ltd., 5.00%, 02/15/28
(c)
...... 605 590,272
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 465 438,850
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 835 818,021
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 .................. 891 875,575
5.50%, 10/01/27 .................. 645 616,932
5.63%, 08/26/28 .................. 1,205 1,140,891
5.13%, 12/15/29 .................. 1,015 927,999
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 .................. 692 666,172
7.13%, 02/15/31 .................. 910 948,319
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................. 715 688,536
3.63%, 03/15/31 .................. 956 853,240
4.63%, 01/31/32 .................. 1,015 946,513
5.38%, 04/01/32 .................. 895 867,162
6.88%, 11/15/37 .................. 330 362,045
5.35%, 11/01/43 .................. 252 240,413
183,866,992
Household Durables — 0.1%
Adams Homes, Inc., 9.25%, 10/15/28
(c)
.... 365 378,754
Arcelik A/S, 8.50%, 09/25/28
(e)
.......... 400 421,376
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 .................. 235 236,071
4.63%, 08/01/29 .................. 340 313,746
4.63%, 04/01/30 .................. 380 347,383
Beazer Homes USA, Inc.
5.88%, 10/15/27 .................. 330 326,783
7.25%, 10/15/29
(d)
................. 335 339,268
7.50%, 03/15/31
(c)
................. 250 253,889
Brookfield Residential Properties, Inc.
(c)
6.25%, 09/15/27 .................. 552 548,196
5.00%, 06/15/29 .................. 350 325,347
4.88%, 02/15/30 .................. 465 428,077
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
590 585,890
Century Communities, Inc.
6.75%, 06/01/27 .................. 469 471,758
3.88%, 08/15/29
(c)
................. 463 422,599
DR Horton, Inc.
2.60%, 10/15/25 .................. 651 632,198
1.30%, 10/15/26 .................. 920 852,755
1.40%, 10/15/27 .................. 345 312,040
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
295 305,767
Empire Communities Corp., 9.75%, 05/01/29
(c)
445 462,180
Five Point Operating Co. LP, 10.50%,
01/15/28
(c)
..................... 472 485,083
Security
Par (000)
Par (000) Value
Household Durables (continued)
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... USD 275 $ 270,986
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)(d)
.................... 300 334,578
KB Home
6.88%, 06/15/27 .................. 270 278,241
4.80%, 11/15/29 .................. 279 266,686
7.25%, 07/15/30 .................. 305 315,831
4.00%, 06/15/31 .................. 370 335,038
Landsea Homes Corp., 8.88%, 04/01/29
(c)
... 315 318,089
Leggett & Platt, Inc.
3.50%, 11/15/27 .................. 523 490,387
4.40%, 03/15/29 .................. 581 546,065
3.50%, 11/15/51 .................. 730 486,794
Lennar Corp.
5.25%, 06/01/26 .................. 595 597,081
5.00%, 06/15/27 .................. 680 682,347
4.75%, 11/29/27 .................. 720 720,390
LG Electronics, Inc.
(e)
5.63%, 04/24/27 .................. 400 406,011
5.63%, 04/24/29 .................. 200 206,176
LGI Homes, Inc.
(c)
8.75%, 12/15/28 .................. 360 382,365
4.00%, 07/15/29
(d)
................. 285 255,014
M/I Homes, Inc.
4.95%, 02/01/28 .................. 360 350,925
3.95%, 02/15/30 .................. 305 277,324
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 490 480,511
4.63%, 03/01/30 .................. 545 511,113
MDC Holdings, Inc.
3.85%, 01/15/30 .................. 490 470,821
2.50%, 01/15/31 .................. 811 720,845
6.00%, 01/15/43 .................. 950 991,364
3.97%, 08/06/61 .................. 300 258,080
Meritage Homes Corp.
5.13%, 06/06/27 .................. 325 325,522
3.88%, 04/15/29
(c)
................. 755 711,807
Midea Investment Development Co. Ltd.,
2.88%, 02/24/27
(e)
................ 400 380,734
Mohawk Industries, Inc.
5.85%, 09/18/28 .................. 595 617,859
3.63%, 05/15/30 .................. 525 493,001
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)(d)
330 332,232
Newell Brands, Inc.
4.88%, 06/01/25 .................. 300 298,351
5.70%, 04/01/26 .................. 1,660 1,656,689
6.38%, 09/15/27 .................. 490 490,690
6.63%, 09/15/29 .................. 490 492,482
6.87%, 04/01/36 .................. 410 392,777
7.00%, 04/01/46 .................. 622 546,979
NVR, Inc., 3.00%, 05/15/30 ............ 270 245,137
Panasonic Holdings Corp.
(c)
3.11%, 07/19/29 .................. 370 344,588
5.30%, 07/16/34 .................. 400 405,243
PulteGroup, Inc.
5.00%, 01/15/27 .................. 829 832,572
7.88%, 06/15/32 .................. 253 296,299
6.38%, 05/15/33 .................. 355 382,975
6.00%, 02/15/35 .................. 433 456,825
Shea Homes LP
4.75%, 02/15/28 .................. 397 380,465
4.75%, 04/01/29
(d)
................. 305 288,852
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 260 270,788
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)(d)
575 315,919

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 .................. USD 445 $ 446,733
5.75%, 01/15/28 .................. 420 420,363
5.13%, 08/01/30 .................. 490 478,602
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 720 658,135
3.88%, 10/15/31 .................. 745 641,856
Toll Brothers Finance Corp.
4.88%, 11/15/25 .................. 1,304 1,296,811
4.88%, 03/15/27 .................. 764 761,001
4.35%, 02/15/28 .................. 605 592,055
3.80%, 11/01/29 .................. 295 278,094
TopBuild Corp.
(c)
3.63%, 03/15/29 .................. 365 335,365
4.13%, 02/15/32 .................. 455 410,215
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 288 285,292
5.70%, 06/15/28 .................. 285 284,547
Vestel Elektronik Sanayi ve Ticaret A/S, 9.75%,
05/15/29
(e)
..................... 400 400,246
Whirlpool Corp.
4.75%, 02/26/29
(d)
................. 678 676,910
2.40%, 05/15/31 .................. 705 591,139
4.70%, 05/14/32 .................. 395 384,788
5.50%, 03/01/33
(d)
................. 830 833,882
5.75%, 03/01/34 .................. 325 327,607
4.50%, 06/01/46 .................. 455 372,612
4.60%, 05/15/50 .................. 475 378,936
41,216,197
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 .................. 300 292,154
4.13%, 10/15/30 .................. 472 426,515
4.13%, 04/30/31
(c)
................. 382 339,253
Church & Dwight Co., Inc.
3.15%, 08/01/27 .................. 835 802,315
2.30%, 12/15/31 .................. 315 267,549
5.60%, 11/15/32 .................. 455 479,385
3.95%, 08/01/47 .................. 429 347,118
5.00%, 06/15/52 .................. 475 450,113
Clorox Co. (The)
3.10%, 10/01/27 .................. 984 938,940
3.90%, 05/15/28 .................. 365 355,748
4.40%, 05/01/29 .................. 70 69,387
1.80%, 05/15/30 .................. 428 365,653
4.60%, 05/01/32 .................. 245 242,041
Colgate-Palmolive Co.
3.10%, 08/15/25 .................. 515 505,959
4.80%, 03/02/26 .................. 455 456,870
3.10%, 08/15/27 .................. 625 602,657
4.60%, 03/01/28 .................. 310 313,598
3.25%, 08/15/32 .................. 575 526,695
4.60%, 03/01/33 .................. 550 552,666
4.00%, 08/15/45 .................. 845 727,979
3.70%, 08/01/47 .................. 625 511,971
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 .................. 305 306,328
4.75%, 06/15/28 .................. 549 520,863
4.38%, 03/31/29 .................. 710 655,157
Kimberly-Clark Corp.
3.05%, 08/15/25 .................. 251 246,076
2.75%, 02/15/26 .................. 672 653,040
1.05%, 09/15/27 .................. 385 346,725
3.95%, 11/01/28 .................. 677 664,393
Security
Par (000)
Par (000) Value
Household Products (continued)
3.20%, 04/25/29 .................. USD 618 $ 586,050
3.10%, 03/26/30 .................. 1,238 1,156,274
2.00%, 11/02/31 .................. 365 310,126
4.50%, 02/16/33 .................. 530 526,202
6.63%, 08/01/37 .................. 742 864,370
5.30%, 03/01/41 .................. 85 85,814
3.20%, 07/30/46 .................. 575 421,865
3.90%, 05/04/47 .................. 535 437,747
2.88%, 02/07/50 .................. 583 401,032
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(e)
..................... 600 518,142
Kronos Acquisition Holdings, Inc.
(c)
8.25%, 06/30/31 .................. 525 529,428
10.75%, 06/30/32 ................. 425 412,310
Procter & Gamble Co. (The)
0.55%, 10/29/25 .................. 1,217 1,157,649
4.10%, 01/26/26 .................. 548 544,652
2.70%, 02/02/26 .................. 641 623,620
1.00%, 04/23/26 .................. 491 463,780
2.45%, 11/03/26 .................. 588 563,075
1.90%, 02/01/27 .................. 480 452,402
2.80%, 03/25/27 .................. 815 784,524
2.85%, 08/11/27 .................. 1,395 1,336,091
3.95%, 01/26/28 .................. 515 510,086
4.35%, 01/29/29 .................. 810 816,577
3.00%, 03/25/30 .................. 1,420 1,332,568
1.20%, 10/29/30 .................. 1,900 1,583,867
1.95%, 04/23/31 .................. 481 418,054
2.30%, 02/01/32
(d)
................. 317 278,608
4.05%, 01/26/33 .................. 1,100 1,075,791
4.55%, 01/29/34 .................. 690 693,441
5.80%, 08/15/34 .................. 330 365,090
5.55%, 03/05/37 .................. 180 196,302
3.55%, 03/25/40 .................. 405 346,154
3.50%, 10/25/47 .................. 650 526,286
3.60%, 03/25/50 .................. 695 563,259
Reckitt Benckiser Treasury Services plc, 3.00%,
06/26/27
(c)
..................... 1,298 1,232,957
SC Johnson & Son, Inc.
(c)
4.00%, 05/15/43 .................. 265 213,800
4.75%, 10/15/46 .................. 1,155 1,023,996
36,319,137
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(e)
6.30%, 03/15/29 .................. 400 407,048
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(i)
..................... 200 203,061
AES Corp. (The)
1.38%, 01/15/26 .................. 1,010 956,689
5.45%, 06/01/28 .................. 570 575,526
3.95%, 07/15/30
(c)
................. 1,077 1,002,319
2.45%, 01/15/31 .................. 300 252,508
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(i)
..................... 705 716,071
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28
(c)
..................... 385 381,231
Aydem Yenilenebilir Enerji A/S, 7.75%,
02/02/27
(e)
..................... 600 590,194
Basin Electric Power Cooperative, 4.75%,
04/26/47
(c)
..................... 428 374,802
Calpine Corp.
(c)
5.25%, 06/01/26 .................. 386 382,896

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
4.50%, 02/15/28 .................. USD 1,140 $ 1,092,558
5.13%, 03/15/28 .................. 1,274 1,233,885
4.63%, 02/01/29 .................. 585 552,508
5.00%, 02/01/31 .................. 762 719,887
3.75%, 03/01/31 .................. 810 720,429
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26
(e)
400 391,006
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 .................. 761 730,911
3.75%, 02/15/31 .................. 828 733,956
3.75%, 01/15/32
(d)
................. 340 296,583
Colbun SA
(e)
3.95%, 10/11/27 .................. 400 382,740
3.15%, 03/06/30 .................. 600 529,616
3.15%, 01/19/32 .................. 400 339,286
Cometa Energia SA de CV, 6.38%, 04/24/35
(e)
469 460,443
Constellation Energy Generation LLC
5.60%, 03/01/28 .................. 670 688,138
5.80%, 03/01/33 .................. 410 426,576
6.13%, 01/15/34 .................. 495 527,985
6.25%, 10/01/39 .................. 585 626,945
5.75%, 10/01/41 .................. 425 427,365
5.60%, 06/15/42 .................. 1,040 1,026,782
6.50%, 10/01/53 .................. 560 615,158
5.75%, 03/15/54 .................. 585 583,169
Emirates Semb Corp. Water & Power Co.
PJSC, 4.45%, 08/01/35
(c)
............ 400 373,163
Great River Energy
(c)
6.25%, 07/01/38 .................. 231 232,796
7.23%, 07/01/38 .................. 572 615,212
JERA Co., Inc., 3.67%, 04/14/27
(e)
........ 200 193,408
Oglethorpe Power Corp.
6.19%, 01/01/31
(c)
................. 389 400,945
5.95%, 11/01/39 .................. 580 594,905
5.38%, 11/01/40 .................. 130 123,550
4.50%, 04/01/47 .................. 420 350,000
5.05%, 10/01/48 .................. 401 359,663
3.75%, 08/01/50 .................. 310 227,791
5.25%, 09/01/50 .................. 408 375,903
6.20%, 12/01/53 .................. 620 651,781
5.80%, 06/01/54
(c)
................. 355 357,695
Pertamina Geothermal Energy PT, 5.15%,
04/27/28
(e)
..................... 400 400,065
San Miguel Global Power Holdings Corp.
(e)(i)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 9.20%), 7.00% 600 593,028
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 6.55%), 5.70% 600 578,141
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 7.16%), 5.45% 600 563,159
Southern Power Co.
4.15%, 12/01/25 .................. 1,077 1,065,860
0.90%, 01/15/26 .................. 190 179,181
5.15%, 09/15/41 .................. 590 556,601
5.25%, 07/15/43 .................. 284 267,272
Series F, 4.95%, 12/15/46 ............ 371 330,886
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 1,105 1,190,501
TransAlta Corp.
7.75%, 11/15/29 .................. 353 370,302
6.50%, 03/15/40 .................. 272 275,229
Tri-State Generation and Transmission
Association, Inc., 6.00%, 06/15/40
(c)
..... 210 199,094
30,374,402
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
3M Co.
3.00%, 08/07/25 .................. USD 494 $ 484,706
2.25%, 09/19/26 .................. 455 431,645
2.88%, 10/15/27
(d)
................. 727 688,305
3.63%, 09/14/28 .................. 592 569,109
3.38%, 03/01/29 .................. 957 906,753
2.38%, 08/26/29 .................. 1,027 920,114
3.05%, 04/15/30
(d)
................. 918 845,167
5.70%, 03/15/37
(d)
................. 385 408,709
3.88%, 06/15/44 .................. 520 414,501
3.13%, 09/19/46 .................. 490 340,916
3.63%, 10/15/47 .................. 607 454,803
4.00%, 09/14/48 .................. 1,221 1,008,022
3.25%, 08/26/49 .................. 1,453 1,015,878
3.70%, 04/15/50 .................. 190 142,806
Alfa SAB de CV, 6.88%, 03/25/44
(e)
....... 400 418,674
CITIC Ltd.
(e)
3.70%, 06/14/26 .................. 400 391,392
2.88%, 02/17/27 .................. 1,200 1,147,019
3.88%, 02/28/27 .................. 600 588,199
4.00%, 01/11/28 .................. 400 392,817
2.85%, 02/25/30 .................. 800 732,919
3.50%, 02/17/32 .................. 200 184,308
EMRLD Borrower LP
(c)
6.63%, 12/15/30 .................. 2,490 2,535,754
6.75%, 07/15/31 .................. 448 457,003
Foundry JV Holdco LLC
(c)
5.90%, 01/25/30 .................. 295 305,350
6.15%, 01/25/32 .................. 280 292,969
5.88%, 01/25/34 .................. 970 988,562
6.25%, 01/25/35 .................. 990 1,040,941
6.40%, 01/25/38 .................. 235 249,635
Honeywell International, Inc.
2.50%, 11/01/26 .................. 1,373 1,313,953
1.10%, 03/01/27 .................. 1,075 988,409
4.65%, 07/30/27 .................. 675 677,861
4.95%, 02/15/28 .................. 410 418,011
4.25%, 01/15/29 .................. 485 481,549
2.70%, 08/15/29 .................. 1,055 971,775
4.88%, 09/01/29 .................. 640 649,997
4.70%, 02/01/30 .................. 675 679,068
1.95%, 06/01/30 .................. 975 849,310
1.75%, 09/01/31 .................. 755 626,142
4.95%, 09/01/31 .................. 600 612,628
4.75%, 02/01/32 .................. 675 677,670
5.00%, 02/15/33 .................. 590 600,820
4.50%, 01/15/34 .................. 520 509,260
5.00%, 03/01/35 .................. 1,275 1,290,465
5.70%, 03/15/36 .................. 719 770,175
5.70%, 03/15/37 .................. 597 637,924
5.38%, 03/01/41 .................. 100 101,725
3.81%, 11/21/47 .................. 519 419,830
2.80%, 06/01/50 .................. 1,112 753,778
5.25%, 03/01/54 .................. 600 595,325
5.35%, 03/01/64 .................. 600 597,658
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
..................... 895 921,670
Hutchison Whampoa International 03/33 Ltd.,
7.45%, 11/24/33
(c)
................ 400 469,213
Hyundai Assan Otomotiv Sanayi ve Ticaret A/S,
1.63%, 07/12/26
(e)
................ 200 187,413
Pentair Finance SARL
4.50%, 07/01/29 .................. 640 628,744
5.90%, 07/15/32 .................. 220 231,655

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Sisecam UK plc
(e)
8.25%, 05/02/29 .................. USD 600 $ 612,200
8.63%, 05/02/32 .................. 800 815,174
37,446,378
Industrial REITs — 0.0%
Cibanco SA Ibm, 4.96%, 07/18/29
(e)
....... 400 381,255
LXP Industrial Trust
6.75%, 11/15/28 .................. 290 304,906
2.70%, 09/15/30 .................. 130 112,475
2.38%, 10/01/31 .................. 80 65,222
Rexford Industrial Realty LP
5.00%, 06/15/28 .................. 235 235,562
2.13%, 12/01/30 .................. 540 453,014
2.15%, 09/01/31 .................. 385 313,979
1,866,413
Insurance — 1.3%
Accident Fund Insurance Co. of America,
8.50%, 08/01/32
(c)
................ 5 4,977
ACE Capital Trust II, 9.70%, 04/01/30 ..... 448 535,386
Acrisure LLC
(c)
8.25%, 02/01/29 .................. 820 834,560
4.25%, 02/15/29 .................. 635 584,819
8.50%, 06/15/29 .................. 355 365,087
6.00%, 08/01/29 .................. 450 424,080
7.50%, 11/06/30 .................. 1,195 1,212,965
AEGON Funding Co. LLC, 5.50%, 04/16/27
(c)
. 375 376,384
Aegon Ltd., (6-mo. LIBOR USD + 3.54%),
5.50%, 04/11/48
(i)
................ 305 296,445
Aflac, Inc.
1.13%, 03/15/26 .................. 400 377,466
2.88%, 10/15/26 .................. 422 405,219
3.60%, 04/01/30 .................. 1,030 971,826
4.00%, 10/15/46 .................. 352 285,790
4.75%, 01/15/49 .................. 675 614,150
AIA Group Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.76%),
2.70%
(e)(i)(j)
.................... 600 569,496
5.63%, 10/25/27
(c)
................. 1,680 1,728,688
3.90%, 04/06/28
(c)
................. 783 762,681
3.60%, 04/09/29
(c)
................. 933 890,690
3.38%, 04/07/30
(c)
................. 1,441 1,342,493
4.95%, 04/04/33
(c)
................. 1,425 1,430,358
5.38%, 04/05/34
(c)
................. 470 473,158
3.20%, 09/16/40
(c)
................. 1,535 1,153,008
4.88%, 03/11/44
(c)
................. 285 271,666
4.50%, 03/16/46
(c)
................. 590 528,071
AIG SunAmerica Global Financing X, 6.90%,
03/15/32
(c)
..................... 986 1,087,036
Alleghany Corp.
3.63%, 05/15/30 .................. 65 61,870
4.90%, 09/15/44 .................. 230 219,807
3.25%, 08/15/51 .................. 525 363,530
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 .................. 670 637,651
6.75%, 10/15/27 .................. 1,220 1,211,305
6.75%, 04/15/28 .................. 1,155 1,160,963
5.88%, 11/01/29 .................. 424 406,001
7.00%, 01/15/31 .................. 1,320 1,343,649
Allianz SE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.35%, 09/06/53
(c)(i)
............... 775 810,384
Allstate Corp. (The)
0.75%, 12/15/25 .................. 615 581,733
Security
Par (000)
Par (000) Value
Insurance (continued)
3.28%, 12/15/26 .................. USD 1,076 $ 1,040,859
5.05%, 06/24/29 .................. 350 354,554
1.45%, 12/15/30 .................. 1,335 1,090,246
5.25%, 03/30/33 .................. 425 433,493
5.35%, 06/01/33 .................. 123 126,188
5.55%, 05/09/35 .................. 682 709,572
5.95%, 04/01/36 .................. 365 391,107
4.50%, 06/15/43 .................. 393 345,725
4.20%, 12/15/46 .................. 663 549,414
3.85%, 08/10/49 .................. 460 358,763
(3-mo. LIBOR USD + 2.12%), 6.50%,
05/15/57
(i)
..................... 754 765,411
American Financial Group, Inc.
5.25%, 04/02/30 .................. 175 178,583
4.50%, 06/15/47 .................. 569 502,829
American International Group, Inc.
4.20%, 04/01/28 .................. 550 538,618
3.40%, 06/30/30 .................. 275 254,752
5.13%, 03/27/33 .................. 615 619,578
3.88%, 01/15/35 .................. 300 274,556
6.25%, 05/01/36 .................. 265 289,593
4.50%, 07/16/44 .................. 505 447,355
4.80%, 07/10/45 .................. 684 629,142
4.75%, 04/01/48 .................. 1,194 1,086,016
Series A-9, (3-mo. LIBOR USD + 2.87%),
5.75%, 04/01/48
(i)
............... 1,104 1,090,889
4.38%, 06/30/50 .................. 720 612,689
American National Group LLC, 6.14%,
06/13/32
(c)
..................... 100 97,377
American National Group, Inc., 5.00%, 06/15/27 911 901,013
Americo Life, Inc., 3.45%, 04/15/31
(c)
...... 605 494,927
AmFam Holdings, Inc.
(c)
2.81%, 03/11/31 .................. 750 582,833
3.83%, 03/11/51 .................. 695 422,854
AmWINS Group, Inc.
(c)
6.38%, 02/15/29 .................. 675 684,991
4.88%, 06/30/29 .................. 730 687,967
Aon Corp.
8.21%, 01/01/27 .................. 655 699,047
2.85%, 05/28/27 .................. 510 485,241
4.50%, 12/15/28 .................. 506 500,126
3.75%, 05/02/29 .................. 1,174 1,124,212
2.80%, 05/15/30 .................. 1,328 1,195,206
2.05%, 08/23/31 .................. 630 521,267
2.60%, 12/02/31 .................. 290 247,461
5.00%, 09/12/32 .................. 530 528,671
5.35%, 02/28/33 .................. 721 733,234
6.25%, 09/30/40 .................. 205 220,927
2.90%, 08/23/51 .................. 430 272,808
3.90%, 02/28/52 .................. 1,080 823,198
Aon Global Ltd.
3.88%, 12/15/25 .................. 1,167 1,151,367
4.60%, 06/14/44 .................. 605 530,440
4.75%, 05/15/45 .................. 417 372,185
Aon North America, Inc.
5.13%, 03/01/27 .................. 640 646,756
5.15%, 03/01/29 .................. 1,115 1,132,402
5.30%, 03/01/31 .................. 900 916,523
5.45%, 03/01/34 .................. 1,400 1,428,157
5.75%, 03/01/54 .................. 1,440 1,450,822
Arch Capital Finance LLC
4.01%, 12/15/26 .................. 362 353,784
5.03%, 12/15/46 .................. 418 387,712
Arch Capital Group Ltd.
7.35%, 05/01/34 .................. 343 397,362

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.64%, 06/30/50 .................. USD 751 $ 545,713
Arch Capital Group US, Inc., 5.14%, 11/01/43 473 444,915
Ardonagh Finco Ltd., 7.75%, 02/15/31
(c)
.... 670 679,691
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c)
..................... 890 898,105
Argentum Netherlands BV for Swiss Re Ltd.
(e)(i)
(3-mo. LIBOR USD + 3.59%), 5.75%,
08/15/50 ..................... 400 397,089
(3-mo. LIBOR USD + 3.78%), 5.63%,
08/15/52 ..................... 400 394,624
Arthur J Gallagher & Co.
2.40%, 11/09/31 .................. 620 516,475
5.50%, 03/02/33 .................. 195 199,793
6.50%, 02/15/34 .................. 145 157,320
5.45%, 07/15/34 .................. 230 233,908
3.50%, 05/20/51 .................. 1,135 804,753
3.05%, 03/09/52 .................. 740 467,271
5.75%, 03/02/53 .................. 542 538,155
6.75%, 02/15/54 .................. 305 344,776
5.75%, 07/15/54 .................. 340 340,163
Ascot Group Ltd., 4.25%, 12/15/30
(c)
...... 545 467,352
Assurant, Inc.
4.90%, 03/27/28 .................. 627 622,526
3.70%, 02/22/30 .................. 376 348,501
2.65%, 01/15/32 .................. 115 96,260
(3-mo. LIBOR USD + 4.14%), 7.00%,
03/27/48
(d)(i)
................... 321 324,777
Assured Guaranty Municipal Holdings, Inc., (1-
mo. LIBOR USD + 2.22%), 6.40%, 12/15/36
(c)
(i)
.......................... 446 398,279
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/28 .................. 15 15,675
3.15%, 06/15/31 .................. 375 328,769
3.60%, 09/15/51 .................. 193 137,508
AssuredPartners, Inc.
(c)
5.63%, 01/15/29 .................. 530 504,794
7.50%, 02/15/32 .................. 450 458,770
Athene Global Funding
(c)
1.45%, 01/08/26 .................. 165 156,438
5.62%, 05/08/26 .................. 175 176,576
1.61%, 06/29/26 .................. 1,030 966,240
1.73%, 10/02/26 .................. 772 720,082
2.95%, 11/12/26 .................. 483 460,187
5.34%, 01/15/27 .................. 70 70,598
5.52%, 03/25/27 .................. 450 455,685
5.35%, 07/09/27 .................. 275 277,286
2.45%, 08/20/27 .................. 200 185,695
2.50%, 03/24/28 .................. 70 63,756
1.99%, 08/19/28 .................. 1,660 1,469,782
2.72%, 01/07/29 .................. 225 204,196
5.58%, 01/09/29 .................. 405 412,998
2.55%, 11/19/30 .................. 790 675,659
2.67%, 06/07/31 .................. 440 371,945
5.53%, 07/11/31 .................. 350 354,799
2.65%, 10/04/31 .................. 400 335,369
Athene Holding Ltd.
4.13%, 01/12/28 .................. 1,236 1,206,564
6.15%, 04/03/30 .................. 840 885,006
3.50%, 01/15/31 .................. 807 732,802
6.65%, 02/01/33 .................. 305 328,127
5.88%, 01/15/34 .................. 870 884,832
3.95%, 05/25/51 .................. 525 382,895
3.45%, 05/15/52 .................. 246 160,581
6.25%, 04/01/54 .................. 770 784,259
Security
Par (000)
Par (000) Value
Insurance (continued)
AXA SA
8.60%, 12/15/30 .................. USD 30 $ 35,636
(SOFR Index + 4.14%), 5.13%, 01/17/47
(e)(i)
400 395,075
AXIS Specialty Finance LLC
3.90%, 07/15/29 .................. 421 401,382
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.19%), 4.90%,
01/15/40
(i)
..................... 176 164,289
AXIS Specialty Finance plc, 4.00%, 12/06/27 . 760 735,744
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(c)
..................... 440 453,730
Beazley Insurance DAC, 5.50%, 09/10/29
(e)
.. 400 382,218
Belrose Funding Trust, 2.33%, 08/15/30
(c)
... 680 568,326
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 .................. 1,270 1,205,101
1.85%, 03/12/30 .................. 609 532,795
1.45%, 10/15/30 .................. 1,700 1,433,288
2.88%, 03/15/32 .................. 330 295,896
5.75%, 01/15/40 .................. 933 1,010,452
4.40%, 05/15/42 .................. 1,133 1,061,001
4.30%, 05/15/43 .................. 420 380,100
4.20%, 08/15/48 .................. 1,571 1,366,242
4.25%, 01/15/49 .................. 1,530 1,343,934
2.85%, 10/15/50 .................. 1,763 1,175,911
2.50%, 01/15/51 .................. 1,457 918,071
3.85%, 03/15/52 .................. 1,600 1,280,212
Brighthouse Financial Global Funding
(c)
1.55%, 05/24/26 .................. 510 477,669
5.55%, 04/09/27 .................. 300 302,113
2.00%, 06/28/28 .................. 585 516,970
5.65%, 06/10/29 .................. 415 422,647
Brighthouse Financial, Inc.
3.70%, 06/22/27 .................. 880 845,575
5.63%, 05/15/30
(d)
................. 945 969,322
4.70%, 06/22/47 .................. 836 659,786
3.85%, 12/22/51 .................. 695 458,011
BroadStreet Partners, Inc., 5.88%, 04/15/29
(c)
605 583,423
Brown & Brown, Inc.
4.50%, 03/15/29 .................. 192 188,350
2.38%, 03/15/31 .................. 860 722,506
4.20%, 03/17/32 .................. 335 311,588
5.65%, 06/11/34 .................. 455 460,744
4.95%, 03/17/52 .................. 485 423,213
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(e)(i)
.................... 1,800 1,833,240
China Taiping Insurance Holdings Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.07%), 6.40%
(e)(i)(j)
... 1,600 1,669,145
Chubb Corp. (The)
6.00%, 05/11/37 .................. 599 653,143
Series 1, 6.50%, 05/15/38 ............ 730 837,398
Chubb INA Holdings LLC
3.35%, 05/03/26 .................. 1,539 1,500,905
4.65%, 08/15/29 .................. 625 627,178
1.38%, 09/15/30 .................. 869 724,789
5.00%, 03/15/34 .................. 1,075 1,087,045
6.70%, 05/15/36 .................. 60 68,945
4.15%, 03/13/43 .................. 95 82,713
4.35%, 11/03/45 .................. 1,170 1,031,260
2.85%, 12/15/51 .................. 880 588,594
3.05%, 12/15/61 .................. 818 534,179
Cincinnati Financial Corp.
6.92%, 05/15/28 .................. 70 75,208

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
6.13%, 11/01/34 .................. USD 748 $ 796,056
CNA Financial Corp.
4.50%, 03/01/26 .................. 660 655,382
3.45%, 08/15/27 .................. 400 384,447
3.90%, 05/01/29 .................. 515 496,072
2.05%, 08/15/30 .................. 245 209,219
5.50%, 06/15/33 .................. 405 413,675
5.13%, 02/15/34 .................. 460 457,146
CNO Financial Group, Inc.
5.25%, 05/30/29 .................. 754 742,101
6.45%, 06/15/34 .................. 670 685,893
CNO Global Funding
(c)
1.75%, 10/07/26 .................. 365 338,293
5.88%, 06/04/27 .................. 205 208,241
2.65%, 01/06/29 .................. 300 268,193
Constellation Insurance, Inc.
(c)(f)
6.80%, 01/24/30 .................. 395 391,064
6.63%, 05/01/31
(d)
................. 230 225,636
Corebridge Global Funding
(c)
0.90%, 09/22/25 .................. 945 900,833
5.35%, 06/24/26 .................. 325 327,923
5.75%, 07/02/26 .................. 930 941,532
5.90%, 09/19/28 .................. 100 103,584
5.20%, 01/12/29 .................. 680 688,869
5.20%, 06/24/29 .................. 325 330,573
Dai-ichi Life Insurance Co. Ltd. (The), (3-mo.
LIBOR USD + 3.66%), 4.00%
(c)(i)(j)
...... 15 14,473
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32
(c)
................ 395 319,974
E.ON International Finance BV, 6.65%,
04/30/38
(c)
..................... 550 605,823
Empower Finance 2020 LP
(c)
1.36%, 09/17/27 .................. 575 516,547
1.78%, 03/17/31 .................. 692 560,159
3.08%, 09/17/51 .................. 860 568,476
Enstar Finance LLC
(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.47%), 5.75%,
09/01/40 ..................... 435 418,006
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.01%), 5.50%,
01/15/42 ..................... 376 335,810
Enstar Group Ltd.
4.95%, 06/01/29 .................. 557 540,422
3.10%, 09/01/31 .................. 590 487,007
Equitable Financial Life Global Funding
(c)
5.50%, 12/02/25 .................. 870 874,588
1.00%, 01/09/26 .................. 370 348,950
1.30%, 07/12/26 .................. 1,260 1,173,147
1.70%, 11/12/26 .................. 1,155 1,071,935
1.40%, 08/27/27 .................. 235 212,101
5.45%, 03/03/28 .................. 980 992,620
1.80%, 03/08/28 .................. 667 599,824
1.75%, 11/15/30 .................. 877 723,611
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44 .................. 165 147,769
3.50%, 10/15/50 .................. 715 490,840
3.13%, 10/15/52 .................. 834 527,690
F&G Annuities & Life, Inc.
7.40%, 01/13/28 .................. 760 793,851
6.50%, 06/04/29 .................. 275 279,254
F&G Global Funding
(c)
1.75%, 06/30/26 .................. 665 620,221
2.30%, 04/11/27 .................. 680 625,083
5.88%, 06/10/27 .................. 15 15,144
Security
Par (000)
Par (000) Value
Insurance (continued)
2.00%, 09/20/28 .................. USD 726 $ 629,750
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 .................. 520 518,523
4.63%, 04/29/30 .................. 336 328,303
3.38%, 03/03/31 .................. 345 306,540
5.63%, 08/16/32 .................. 550 558,117
6.00%, 12/07/33
(c)
................. 570 590,910
6.35%, 03/22/54
(c)
................. 815 836,646
6.10%, 03/15/55
(c)
................. 575 574,930
Farmers Exchange Capital, 7.05%, 07/15/28
(c)
305 318,011
Farmers Exchange Capital II, (3-mo. LIBOR
USD + 3.74%), 6.15%, 11/01/53
(c)(i)
...... 325 294,993
Farmers Exchange Capital III, (3-mo. LIBOR
USD + 3.45%), 5.45%, 10/15/54
(c)(i)
..... 715 605,566
Farmers Insurance Exchange, (3-mo. LIBOR
USD + 3.23%), 4.75%, 11/01/57
(c)(i)
...... 600 451,563
Fidelis Insurance Holdings Ltd., 4.88%,
06/30/30
(c)
..................... 5 4,873
Fidelity National Financial, Inc.
4.50%, 08/15/28 .................. 176 173,338
3.40%, 06/15/30 .................. 700 633,786
2.45%, 03/15/31 .................. 898 754,164
3.20%, 09/17/51 .................. 616 390,264
First American Financial Corp.
4.00%, 05/15/30 .................. 150 138,811
2.40%, 08/15/31 .................. 125 101,834
Five Corners Funding Trust II, 2.85%,
05/15/30
(c)
..................... 2,262 2,043,946
Five Corners Funding Trust III, 5.79%,
02/15/33
(c)
..................... 785 817,871
Five Corners Funding Trust IV, 6.00%,
02/15/53
(c)
..................... 580 603,625
FWD Group Holdings Ltd., 7.78%, 12/06/33
(e)
. 400 453,416
GA Global Funding Trust
(c)
1.63%, 01/15/26 .................. 645 612,297
2.25%, 01/06/27 .................. 595 557,443
1.95%, 09/15/28 .................. 560 500,415
5.50%, 01/08/29 .................. 560 569,428
2.90%, 01/06/32 .................. 720 613,502
Genworth Holdings, Inc., 6.50%, 06/15/34 ... 282 271,714
Global Atlantic Fin Co.
(c)
4.40%, 10/15/29 .................. 560 531,675
3.13%, 06/15/31 .................. 1,010 850,592
7.95%, 06/15/33 .................. 394 439,976
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.80%), 4.70%,
10/15/51
(i)
..................... 667 625,242
6.75%, 03/15/54 .................. 530 534,423
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.61%), 7.95%,
10/15/54
(i)
..................... 500 509,430
Globe Life, Inc.
4.55%, 09/15/28 .................. 1,107 1,075,908
2.15%, 08/15/30 .................. 830 690,741
4.80%, 06/15/32 .................. 5 4,772
Great-West Lifeco Finance 2018 LP
(c)
4.05%, 05/17/28 .................. 200 194,731
4.58%, 05/17/48 .................. 515 447,771
Great-West Lifeco Finance Delaware LP,
4.15%, 06/03/47
(c)
................ 579 471,386
Great-West Lifeco US Finance 2020 LP, 0.90%,
08/12/25
(c)
..................... 1,388 1,329,031
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
.. 400 401,173
Guardian Life Global Funding
(c)
0.88%, 12/10/25 .................. 110 104,231

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
1.25%, 05/13/26 .................. USD 215 $ 201,992
3.25%, 03/29/27 .................. 615 592,670
1.40%, 07/06/27 .................. 470 428,526
5.55%, 10/28/27 .................. 985 1,010,294
1.25%, 11/19/27 .................. 105 94,000
1.63%, 09/16/28 .................. 103 91,911
5.74%, 10/02/28 .................. 225 235,396
Guardian Life Insurance Co. of America (The)
(c)
4.88%, 06/19/64 .................. 253 224,224
3.70%, 01/22/70
(d)
................. 406 276,551
4.85%, 01/24/77 .................. 715 618,940
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%, 06/01/26
(e)
................ 600 569,977
Hanover Insurance Group, Inc. (The)
4.50%, 04/15/26 .................. 38 37,589
2.50%, 09/01/30 .................. 345 295,060
Hanwha Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.85%), 3.38%, 02/04/32
(e)(i)
... 800 760,608
Hartford Financial Services Group, Inc. (The)
2.80%, 08/19/29 .................. 620 565,383
5.95%, 10/15/36 .................. 490 524,455
6.10%, 10/01/41 .................. 452 475,979
4.30%, 04/15/43 .................. 487 423,242
4.40%, 03/15/48 .................. 290 247,758
3.60%, 08/19/49 .................. 765 575,368
2.90%, 09/15/51 .................. 240 155,541
High Street Funding Trust I, 4.11%, 02/15/28
(c)
2,710 2,594,711
High Street Funding Trust II, 4.68%, 02/15/48
(c)
435 355,586
Hill City Funding Trust, 4.05%, 08/15/41
(c)
... 485 375,820
Horace Mann Educators Corp., 7.25%,
09/15/28 ...................... 5 5,374
Howden UK Refinance plc
(c)
7.25%, 02/15/31 .................. 910 912,436
8.13%, 02/15/32 .................. 475 473,395
HUB International Ltd.
(c)
5.63%, 12/01/29 .................. 505 484,814
7.25%, 06/15/30 .................. 2,960 3,054,825
7.38%, 01/31/32 .................. 1,730 1,780,060
Intact Financial Corp., 5.46%, 09/22/32
(c)
... 460 464,966
Jackson National Life Global Funding
(c)
5.50%, 01/09/26 .................. 860 862,530
3.05%, 04/29/26 .................. 607 584,761
5.25%, 04/12/28 .................. 255 253,744
3.05%, 06/21/29 .................. 270 239,351
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 .................. 655 686,858
10.50%, 12/15/30
(d)
................ 240 257,564
Kemper Corp.
2.40%, 09/30/30 .................. 450 376,903
3.80%, 02/23/32 .................. 321 281,060
Kyobo Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 5.90%, 06/15/52
(e)(i)
... 400 400,485
La Mondiale SAM
(e)(i)
(5-Year USD Swap Rate + 4.48%), 5.88%,
01/26/47 ..................... 800 792,569
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.24%), 4.80%,
01/18/48 ..................... 200 188,082
Legal & General Group plc, (5-Year USD Swap
Semi + 3.69%), 5.25%, 03/21/47
(e)(i)
..... 200 196,301
Liberty Mutual Group, Inc.
(c)
4.57%, 02/01/29 .................. 1,270 1,259,705
Security
Par (000)
Par (000) Value
Insurance (continued)
7.80%, 03/15/37 .................. USD 330 $ 353,436
4.85%, 08/01/44 .................. 150 133,792
3.95%, 10/15/50 .................. 1,135 842,563
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(i)
..................... 457 428,805
5.50%, 06/15/52 .................. 867 820,471
3.95%, 05/15/60 .................. 805 561,425
4.30%, 02/01/61 .................. 730 459,232
Lincoln National Corp.
3.63%, 12/12/26 .................. 773 750,119
3.80%, 03/01/28 .................. 802 775,568
3.05%, 01/15/30 .................. 858 780,091
3.40%, 01/15/31 .................. 590 533,422
3.40%, 03/01/32 .................. 255 226,019
5.85%, 03/15/34 .................. 180 185,129
6.30%, 10/09/37 .................. 253 267,807
7.00%, 06/15/40 .................. 569 636,260
4.35%, 03/01/48 .................. 435 341,343
4.38%, 06/15/50 .................. 240 187,727
Loews Corp.
3.75%, 04/01/26 .................. 785 771,406
3.20%, 05/15/30 .................. 745 687,894
6.00%, 02/01/35 .................. 35 37,714
4.13%, 05/15/43 .................. 647 549,350
Manulife Financial Corp.
4.15%, 03/04/26 .................. 1,553 1,535,006
2.48%, 05/19/27 .................. 621 583,660
(5-Year USD Swap Rate + 1.65%), 4.06%,
02/24/32
(i)
..................... 1,165 1,131,386
3.70%, 03/16/32 .................. 245 227,495
5.38%, 03/04/46 .................. 941 934,594
Markel Group, Inc.
3.50%, 11/01/27 .................. 290 278,673
3.35%, 09/17/29 .................. 775 725,884
5.00%, 04/05/46 .................. 484 438,037
4.30%, 11/01/47 .................. 380 309,942
5.00%, 05/20/49 .................. 415 374,317
4.15%, 09/17/50 .................. 401 315,776
3.45%, 05/07/52 .................. 275 187,661
6.00%, 05/16/54 .................. 650 658,640
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 .................. 903 888,241
4.38%, 03/15/29 .................. 2,752 2,734,607
2.25%, 11/15/30 .................. 981 856,640
2.38%, 12/15/31 .................. 225 191,332
5.75%, 11/01/32 .................. 230 245,031
5.88%, 08/01/33 .................. 385 413,590
5.40%, 09/15/33 .................. 525 545,758
5.15%, 03/15/34 .................. 375 382,792
4.75%, 03/15/39 .................. 620 590,366
4.35%, 01/30/47 .................. 681 585,986
4.20%, 03/01/48 .................. 525 438,446
4.90%, 03/15/49 .................. 1,119 1,032,731
2.90%, 12/15/51 .................. 275 176,710
6.25%, 11/01/52 .................. 245 273,413
5.45%, 03/15/53 .................. 540 541,089
5.70%, 09/15/53 .................. 995 1,035,040
5.45%, 03/15/54 .................. 325 327,112
Massachusetts Mutual Life Insurance Co.
(c)
3.38%, 04/15/50 .................. 830 584,509
5.67%, 12/01/52 .................. 545 546,257
3.20%, 12/01/61 .................. 872 547,053
(3-mo. LIBOR USD + 3.19%), 5.08%,
02/15/69
(i)
..................... 850 749,595

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
3.73%, 10/15/70 .................. USD 598 $ 411,755
4.90%, 04/01/77 .................. 484 414,806
MassMutual Global Funding II
(c)
4.15%, 08/26/25 .................. 275 272,607
3.40%, 03/08/26 .................. 970 950,016
4.50%, 04/10/26 .................. 615 612,463
2.35%, 01/14/27 .................. 950 900,631
5.10%, 04/09/27 .................. 400 405,434
5.05%, 12/07/27 .................. 1,035 1,049,243
5.05%, 06/14/28 .................. 425 431,686
4.85%, 01/17/29
(d)
................. 570 575,641
5.15%, 05/30/29 .................. 400 408,751
1.55%, 10/09/30 .................. 135 112,410
2.15%, 03/09/31 .................. 260 222,797
MBIA, Inc., 5.70%, 12/01/34
(d)
.......... 300 269,207
Meiji Yasuda Life Insurance Co.
(c)(i)
(5-Year USD Swap Semi + 4.23%), 5.20%,
10/20/45 ..................... 395 390,900
(5-Year USD Swap Rate + 3.15%), 5.10%,
04/26/48 ..................... 30 29,598
Mercury General Corp., 4.40%, 03/15/27 ... 525 512,910
Met Tower Global Funding
(c)
5.40%, 06/20/26 .................. 1,070 1,080,782
1.25%, 09/14/26 .................. 345 320,517
4.85%, 01/16/27 .................. 820 823,798
5.25%, 04/12/29 .................. 695 711,255
MetLife Capital Trust IV, 7.88%, 12/15/37
(c)
.. 943 1,021,821
MetLife, Inc.
3.60%, 11/13/25 .................. 606 596,807
4.55%, 03/23/30 .................. 1,175 1,177,468
6.50%, 12/15/32 .................. 740 820,598
5.38%, 07/15/33 .................. 600 618,564
6.38%, 06/15/34 .................. 1,145 1,263,424
5.30%, 12/15/34 .................. 345 352,828
5.70%, 06/15/35 .................. 1,211 1,279,648
6.40%, 12/15/36 .................. 1,502 1,534,682
9.25%, 04/08/38
(c)
................. 250 292,239
10.75%, 08/01/39 ................. 570 769,378
5.88%, 02/06/41 .................. 890 936,875
4.13%, 08/13/42 .................. 895 762,667
4.88%, 11/13/43 .................. 813 759,610
4.72%, 12/15/44 .................. 565 511,968
4.05%, 03/01/45 .................. 1,134 939,144
4.60%, 05/13/46 .................. 442 397,083
5.00%, 07/15/52 .................. 855 799,162
5.25%, 01/15/54 .................. 955 934,267
Metropolitan Life Global Funding I
(c)
5.00%, 01/06/26 .................. 410 410,898
3.45%, 12/18/26 .................. 1,488 1,447,229
1.88%, 01/11/27 .................. 960 900,137
5.05%, 06/11/27
(d)
................. 300 303,458
4.40%, 06/30/27 .................. 325 322,962
3.00%, 09/19/27 .................. 600 570,565
5.05%, 01/06/28 .................. 525 531,535
5.40%, 09/12/28 .................. 300 308,022
4.85%, 01/08/29 .................. 705 711,177
3.30%, 03/21/29 .................. 300 282,950
3.05%, 06/17/29 .................. 328 303,842
4.30%, 08/25/29 .................. 332 324,634
2.95%, 04/09/30 .................. 1,605 1,458,949
1.55%, 01/07/31 .................. 500 406,137
2.40%, 01/11/32 .................. 725 609,017
5.15%, 03/28/33 .................. 360 364,064
5.05%, 01/08/34 .................. 555 558,746
Security
Par (000)
Par (000) Value
Insurance (continued)
Mitsui Sumitomo Insurance Co. Ltd., (5-Year
USD Swap Semi + 3.26%), 4.95%
(c)(i)(j)
... USD 5 $ 4,868
Muang Thai Life Assurance PCL, (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 3.55%, 01/27/37
(e)(i)
... 400 381,117
Muenchener Rueckversicherungs-Gesellschaft
AG, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.98%), 5.88%,
05/23/42
(c)(i)
.................... 985 993,761
Munich Re America Corp., Series B, 7.45%,
12/15/26 ...................... 305 323,541
Mutual of Omaha Cos. Global Funding
(c)
5.80%, 07/27/26 .................. 435 440,206
5.35%, 04/09/27 .................. 325 328,184
5.45%, 12/12/28 .................. 185 188,897
Mutual of Omaha Insurance Co., (10-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.14%, 01/16/64
(c)(i)
... 200 201,991
National Life Insurance Co., (3-mo. LIBOR USD
+ 3.31%), 5.25%, 07/19/68
(c)(i)
......... 65 55,433
Nationwide Financial Services, Inc.
6.75%, 05/15/37 .................. 185 187,889
5.30%, 11/18/44
(c)(d)
................ 338 317,602
3.90%, 11/30/49
(c)
................. 960 738,389
Nationwide Mutual Insurance Co.
(c)
8.25%, 12/01/31 .................. 535 607,234
7.88%, 04/01/33 .................. 65 73,547
9.38%, 08/15/39 .................. 595 770,689
4.95%, 04/22/44 .................. 598 523,291
4.35%, 04/30/50 .................. 1,210 944,560
New York Life Global Funding
(c)
3.60%, 08/05/25 .................. 300 295,862
0.85%, 01/15/26 .................. 810 766,114
4.70%, 04/02/26 .................. 820 819,589
1.15%, 06/09/26 .................. 1,570 1,470,305
2.35%, 07/14/26 .................. 100 95,652
5.45%, 09/18/26 .................. 565 573,218
4.90%, 04/02/27 .................. 450 453,390
3.25%, 04/07/27 .................. 570 550,521
4.85%, 01/09/28 .................. 825 829,229
3.00%, 01/10/28 .................. 493 466,617
4.90%, 06/13/28 .................. 411 414,767
4.70%, 01/29/29 .................. 900 903,972
5.00%, 06/06/29
(d)
................. 325 331,320
1.20%, 08/07/30 .................. 110 90,215
1.85%, 08/01/31 .................. 545 450,248
4.55%, 01/28/33 .................. 750 731,147
5.00%, 01/09/34 .................. 995 1,002,122
New York Life Insurance Co.
(c)
5.88%, 05/15/33 .................. 1,085 1,140,435
6.75%, 11/15/39 .................. 529 601,473
3.75%, 05/15/50 .................. 1,576 1,204,212
4.45%, 05/15/69 .................. 962 780,129
Nippon Life Insurance Co.
(c)(i)
(5-Year USD Swap Rate + 3.75%), 4.70%,
01/20/46 ..................... 1,060 1,041,224
(5-Year USD Swap Rate + 2.88%), 4.00%,
09/19/47 ..................... 500 476,353
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 3.40%,
01/23/50 ..................... 1,200 1,074,560
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 2.75%,
01/21/51 ..................... 830 700,961

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 2.90%,
09/16/51 ..................... USD 910 $ 766,029
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 6.25%,
09/13/53 ..................... 425 443,773
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 5.95%,
04/16/54 ..................... 1,100 1,109,322
Northwestern Mutual Global Funding
(c)
0.80%, 01/14/26 .................. 270 255,299
4.70%, 04/06/26 .................. 295 294,318
1.75%, 01/11/27 .................. 905 845,836
5.07%, 03/25/27 .................. 835 845,402
4.35%, 09/15/27 .................. 450 446,023
1.70%, 06/01/28 .................. 1,080 967,737
4.90%, 06/12/28 .................. 650 655,169
4.71%, 01/10/29 .................. 830 834,796
5.16%, 05/28/31 .................. 350 359,397
Northwestern Mutual Life Insurance Co. (The)
(c)
6.06%, 03/30/40 .................. 437 461,398
3.85%, 09/30/47 .................. 1,486 1,155,397
3.45%, 03/30/51 .................. 641 453,315
3.63%, 09/30/59 .................. 1,456 1,021,349
Old Republic International Corp.
3.88%, 08/26/26 .................. 453 442,559
5.75%, 03/28/34 .................. 325 330,121
3.85%, 06/11/51 .................. 585 424,164
OneAmerica Financial Partners, Inc., 4.25%,
10/15/50
(c)
..................... 170 118,313
Pacific Life Global Funding II
(c)
1.38%, 04/14/26 .................. 1,185 1,118,787
5.50%, 08/28/26 .................. 1,070 1,086,105
1.45%, 01/20/28 .................. 280 250,842
4.90%, 04/04/28 .................. 290 291,019
5.50%, 07/18/28 .................. 820 841,433
1.60%, 09/21/28 .................. 993 876,530
4.90%, 01/11/29 .................. 615 619,353
2.45%, 01/11/32 .................. 765 632,028
Pacific Life Insurance Co.
(c)
9.25%, 06/15/39 .................. 175 237,363
(3-mo. LIBOR USD + 2.80%), 4.30%,
10/24/67
(i)
..................... 1,064 839,122
Pacific LifeCorp
(c)
6.60%, 09/15/33 .................. 40 43,394
5.13%, 01/30/43 .................. 130 122,243
3.35%, 09/15/50 .................. 905 631,112
5.40%, 09/15/52 .................. 625 607,756
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
2,700 2,769,555
PartnerRe Finance B LLC
3.70%, 07/02/29 .................. 814 772,771
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.82%), 4.50%,
10/01/50
(i)
..................... 115 105,223
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61
(c)(d)
.................... 520 345,928
Phoenix Group Holdings plc, 5.38%, 07/06/27
(e)
450 441,483
Pine Street Trust II, 5.57%, 02/15/49
(c)
..... 855 804,707
Pine Street Trust III, 6.22%, 05/15/54
(c)
..... 5 5,138
Pricoa Global Funding I
(c)
4.20%, 08/28/25 .................. 565 559,766
0.80%, 09/01/25 .................. 625 597,484
5.55%, 08/28/26 .................. 180 182,778
1.20%, 09/01/26 .................. 1,211 1,128,083
5.10%, 05/30/28 .................. 505 512,860
Security
Par (000)
Par (000) Value
Insurance (continued)
Primerica, Inc., 2.80%, 11/19/31 ......... USD 230 $ 196,887
Principal Financial Group, Inc.
3.10%, 11/15/26 .................. 560 537,684
3.70%, 05/15/29 .................. 690 658,252
2.13%, 06/15/30 .................. 740 634,876
5.38%, 03/15/33 .................. 250 255,034
6.05%, 10/15/36 .................. 30 32,237
4.63%, 09/15/42 .................. 365 331,272
4.35%, 05/15/43 .................. 270 235,663
4.30%, 11/15/46 .................. 350 296,266
5.50%, 03/15/53 .................. 315 309,449
Principal Life Global Funding II
(c)
0.88%, 01/12/26 .................. 825 778,135
3.00%, 04/18/26 .................. 820 794,103
1.25%, 08/16/26 .................. 320 297,169
1.50%, 11/17/26 .................. 270 251,210
5.00%, 01/16/27 .................. 280 281,635
5.50%, 06/28/28 .................. 460 467,113
5.10%, 01/25/29 .................. 795 803,959
2.50%, 09/16/29
(d)
................. 625 560,528
1.50%, 08/27/30 .................. 472 388,501
1.63%, 11/19/30 .................. 375 307,268
Progressive Corp. (The)
2.45%, 01/15/27 .................. 436 413,862
2.50%, 03/15/27 .................. 620 587,329
4.00%, 03/01/29 .................. 387 377,669
6.63%, 03/01/29 .................. 456 496,473
3.20%, 03/26/30 .................. 575 533,583
3.00%, 03/15/32 .................. 250 222,817
6.25%, 12/01/32 .................. 65 71,033
4.95%, 06/15/33 .................. 610 616,438
4.35%, 04/25/44 .................. 251 220,958
3.70%, 01/26/45 .................. 405 322,741
4.13%, 04/15/47 .................. 810 683,864
4.20%, 03/15/48 .................. 564 477,965
3.95%, 03/26/50 .................. 280 226,317
3.70%, 03/15/52 .................. 270 206,931
Protective Life Corp.
(c)
4.30%, 09/30/28 .................. 572 559,577
3.40%, 01/15/30 .................. 375 347,718
Protective Life Global Funding
(c)
5.37%, 01/06/26 .................. 1,165 1,171,382
5.21%, 04/14/26 .................. 800 804,095
1.62%, 04/15/26 .................. 825 780,752
1.30%, 09/20/26 .................. 670 622,264
4.99%, 01/12/27 .................. 605 607,903
4.71%, 07/06/27 .................. 438 438,295
1.90%, 07/06/28 .................. 325 294,504
5.47%, 12/08/28 .................. 670 687,755
5.22%, 06/12/29 .................. 150 152,457
1.74%, 09/21/30 .................. 200 168,282
Prudential Financial, Inc.
1.50%, 03/10/26 .................. 527 500,565
3.88%, 03/27/28 .................. 594 578,626
2.10%, 03/10/30 .................. 460 402,600
5.75%, 07/15/33 .................. 320 342,093
5.70%, 12/14/36 .................. 789 831,849
6.63%, 12/01/37 .................. 190 216,968
3.00%, 03/10/40 .................. 568 432,237
6.63%, 06/21/40 .................. 141 157,634
4.60%, 05/15/44 .................. 806 726,970
(3-mo. LIBOR USD + 2.38%), 4.50%,
09/15/47
(i)
..................... 1,080 1,028,354
3.91%, 12/07/47 .................. 1,293 1,029,209
4.42%, 03/27/48 .................. 776 655,430

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
(3-mo. LIBOR USD + 2.67%), 5.70%,
09/15/48
(i)
..................... USD 893 $ 876,683
3.94%, 12/07/49 .................. 1,325 1,037,978
4.35%, 02/25/50 .................. 799 672,929
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.04%), 3.70%,
10/01/50
(i)
..................... 385 337,785
3.70%, 03/13/51 .................. 1,436 1,074,059
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12%,
03/01/52
(i)
..................... 685 643,326
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.23%), 6.00%,
09/01/52
(i)
..................... 320 320,571
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75%,
03/01/53
(i)
..................... 215 221,574
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.50%,
03/15/54
(i)
..................... 525 535,503
Prudential Funding Asia plc
3.13%, 04/14/30 .................. 1,100 1,010,579
3.63%, 03/24/32 .................. 735 666,545
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.52%), 2.95%,
11/03/33
(e)(i)
.................... 900 810,622
Reinsurance Group of America, Inc.
3.95%, 09/15/26 .................. 550 538,917
3.90%, 05/15/29 .................. 941 900,034
3.15%, 06/15/30 .................. 578 526,328
6.00%, 09/15/33 .................. 265 276,060
5.75%, 09/15/34 .................. 540 551,928
Reliance Standard Life Global Funding II
(c)
5.24%, 02/02/26 .................. 50 49,866
1.51%, 09/28/26 .................. 1,225 1,125,925
2.75%, 01/21/27 .................. 230 215,603
RenaissanceRe Finance, Inc., 3.45%, 07/01/27 848 814,216
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 .................. 415 391,882
5.75%, 06/05/33 .................. 795 805,089
RGA Global Funding
(c)
2.00%, 11/30/26
(d)
................. 895 836,164
6.00%, 11/21/28 .................. 620 648,126
2.70%, 01/18/29 .................. 500 457,825
5.45%, 05/24/29 .................. 490 501,291
5.50%, 01/11/31 .................. 395 403,784
Rothesay Life plc, Series NC6, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 4.88%
(e)(i)(j)
......... 200 180,373
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
.... 385 362,774
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(c)
. 465 446,721
Sammons Financial Group, Inc.
(c)
4.45%, 05/12/27 .................. 148 144,255
3.35%, 04/16/31 .................. 610 513,626
4.75%, 04/08/32 .................. 700 633,207
6.88%, 04/15/34 .................. 550 571,550
SBL Holdings, Inc.
(c)
5.13%, 11/13/26 .................. 660 644,258
5.00%, 02/18/31 .................. 668 596,971
Securian Financial Group, Inc., 4.80%,
04/15/48
(c)
..................... 100 86,596
Selective Insurance Group, Inc., 5.38%,
03/01/49 ...................... 85 81,096
SiriusPoint Ltd., 7.00%, 04/05/29 ........ 5 5,211
Security
Par (000)
Par (000) Value
Insurance (continued)
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... USD 505 $ 428,735
Sumitomo Life Insurance Co.
(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.84%), 5.88%
(j)
645 637,634
(3-mo. LIBOR USD + 2.99%), 4.00%,
09/14/77 ..................... 1,050 995,710
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 3.38%,
04/15/81 ..................... 890 770,746
Sunshine Life Insurance Corp. Ltd., 4.50%,
04/20/26
(e)
..................... 400 388,705
Swiss Re Finance Luxembourg SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.58%), 5.00%, 04/02/49
(c)(i)
... 520 504,728
Swiss RE Subordinated Finance plc, (3-mo.
CME Term SOFR + 1.81%), 5.70%,
04/05/35
(c)(i)
.................... 400 403,287
Swiss Re Treasury US Corp., 4.25%, 12/06/42
(c)
200 173,691
Teachers Insurance & Annuity Association of
America
(c)
6.85%, 12/16/39 .................. 794 910,969
4.90%, 09/15/44 .................. 1,510 1,378,566
4.27%, 05/15/47 .................. 1,894 1,552,116
3.30%, 05/15/50 .................. 1,252 856,655
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(e)(i)(j)
......... 200 196,944
Transatlantic Holdings, Inc., 8.00%, 11/30/39 . 155 199,242
Travelers Cos., Inc. (The)
6.75%, 06/20/36 .................. 360 415,433
6.25%, 06/15/37 .................. 795 882,535
5.35%, 11/01/40 .................. 985 997,873
4.60%, 08/01/43 .................. 245 225,486
4.30%, 08/25/45 .................. 680 595,245
3.75%, 05/15/46 .................. 460 368,910
4.00%, 05/30/47 .................. 900 747,368
4.05%, 03/07/48 .................. 357 299,039
4.10%, 03/04/49 .................. 457 384,370
2.55%, 04/27/50 .................. 265 165,521
3.05%, 06/08/51 .................. 764 526,423
5.45%, 05/25/53 .................. 610 627,662
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 832 929,521
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 269 265,818
Trustage Financial Group, Inc., 4.63%,
04/15/32
(c)
..................... 5 4,462
Unum Group
4.00%, 06/15/29 .................. 140 134,612
5.75%, 08/15/42 .................. 330 325,726
4.50%, 12/15/49 .................. 585 469,151
4.13%, 06/15/51 .................. 250 188,455
6.00%, 06/15/54 .................. 380 374,866
USI, Inc., 7.50%, 01/15/32
(c)
........... 560 578,672
Vigorous Champion International Ltd., 4.25%,
05/28/29
(e)
..................... 400 382,128
W R Berkley Corp.
4.75%, 08/01/44 .................. 385 350,738
4.00%, 05/12/50 .................. 250 196,738
3.55%, 03/30/52 .................. 165 116,914
3.15%, 09/30/61 .................. 505 312,179
Western & Southern Life Insurance Co. (The)
(c)
5.15%, 01/15/49 .................. 300 272,895
3.75%, 04/28/61 .................. 572 388,695

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/27 .................. USD 775 $ 770,242
4.50%, 09/15/28 .................. 1,189 1,170,512
2.95%, 09/15/29 .................. 759 691,893
5.35%, 05/15/33 .................. 645 647,416
5.05%, 09/15/48 .................. 360 321,329
3.88%, 09/15/49 .................. 708 527,522
5.90%, 03/05/54 .................. 625 625,291
XL Group Ltd., 5.25%, 12/15/43 ......... 398 380,284
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26
(e)
................ 400 384,886
Zurich Finance Ireland DAC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.78%), 3.00%, 04/19/51
(e)(i)
... 1,000 848,336
Zurich Finance Ireland Designated Activity
Co., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%), 3.50%,
05/02/52
(e)(i)
.................... 200 171,814
Zurich Insurance Co. Ltd.
(e)(i)
(3-mo. LIBOR USD + 3.18%), 4.25%,
10/01/45 ..................... 600 584,651
(3-mo. LIBOR USD + 4.92%), 5.63%,
06/24/46 ..................... 400 397,475
384,950,159
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 08/15/25 .................. 937 897,406
2.00%, 08/15/26 .................. 2,090 1,992,497
0.80%, 08/15/27 .................. 835 755,199
1.10%, 08/15/30 .................. 2,235 1,873,664
1.90%, 08/15/40 .................. 1,332 898,399
2.05%, 08/15/50 .................. 2,475 1,456,502
2.25%, 08/15/60 .................. 2,049 1,180,915
Baidu, Inc.
1.72%, 04/09/26 .................. 830 787,584
1.63%, 02/23/27 .................. 352 325,910
3.63%, 07/06/27 .................. 774 752,090
4.38%, 03/29/28 .................. 547 541,672
4.88%, 11/14/28 .................. 485 489,469
3.43%, 04/07/30 .................. 627 585,286
2.38%, 10/09/30 .................. 384 335,150
2.38%, 08/23/31 .................. 739 628,888
Cars.com, Inc., 6.38%, 11/01/28
(c)
........ 360 353,986
Meta Platforms, Inc.
3.50%, 08/15/27 .................. 2,670 2,599,467
4.60%, 05/15/28 .................. 1,475 1,487,835
4.80%, 05/15/30 .................. 890 906,875
3.85%, 08/15/32 .................. 2,480 2,351,510
4.95%, 05/15/33 .................. 1,590 1,623,774
4.45%, 08/15/52 .................. 2,800 2,459,643
5.60%, 05/15/53 .................. 2,230 2,320,437
4.65%, 08/15/62 .................. 1,330 1,173,842
5.75%, 05/15/63 .................. 1,427 1,498,645
NAVER Corp., 1.50%, 03/29/26
(e)
........ 600 566,923
Tencent Holdings Ltd.
(e)
1.81%, 01/26/26 .................. 1,000 956,852
3.58%, 04/11/26
(d)
................. 800 783,191
3.60%, 01/19/28 .................. 1,800 1,739,079
3.98%, 04/11/29 .................. 2,400 2,327,333
2.39%, 06/03/30
(d)
................. 2,400 2,115,653
2.88%, 04/22/31 .................. 200 177,560
3.93%, 01/19/38 .................. 800 697,497
3.68%, 04/22/41 .................. 900 719,399
4.53%, 04/11/49 .................. 400 343,892
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
3.24%, 06/03/50 .................. USD 2,000 $ 1,361,490
3.84%, 04/22/51 .................. 1,600 1,217,691
3.29%, 06/03/60 .................. 600 387,045
3.94%, 04/22/61 .................. 800 594,384
Weibo Corp., 3.38%, 07/08/30
(d)
......... 1,040 928,498
Ziff Davis, Inc., 4.63%, 10/15/30
(c)
........ 455 411,332
ZipRecruiter, Inc., 5.00%, 01/15/30
(c)
...... 510 445,992
46,050,456
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. 335 297,969
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
.. 385 366,314
Amdocs Ltd., 2.54%, 06/15/30 .......... 772 678,328
Amentum Escrow Corp., 7.25%, 08/01/32
(c)
.. 270 275,705
Arches Buyer, Inc.
(c)
4.25%, 06/01/28 .................. 860 766,797
6.13%, 12/01/28
(d)
................. 490 406,687
ASGN, Inc., 4.63%, 05/15/28
(c)
.......... 505 484,647
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
1,980 2,083,032
Booz Allen Hamilton, Inc.
3.88%, 09/01/28
(c)
................. 805 763,704
4.00%, 07/01/29
(c)
................. 379 358,573
5.95%, 08/04/33 .................. 25 26,073
CA Magnum Holdings, 5.38%, 10/31/26
(e)
... 800 771,131
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 355 324,599
5.63%, 09/15/28 .................. 400 339,395
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 700 720,839
CGI, Inc.
1.45%, 09/14/26 .................. 475 440,927
2.30%, 09/14/31 .................. 405 331,378
Cogent Communications Group LLC
(c)
3.50%, 05/01/26 .................. 445 427,945
7.00%, 06/15/27 .................. 445 448,801
Cogent Communications Group, Inc., 7.00%,
06/15/27
(c)
..................... 220 221,916
Conduent Business Services LLC, 6.00%,
11/01/29
(c)
..................... 491 465,686
CPI CG, Inc., 10.00%, 07/15/29
(c)
........ 375 392,192
DXC Technology Co.
1.80%, 09/15/26 .................. 475 442,702
2.38%, 09/15/28 .................. 692 614,613
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
680 697,231
Gartner, Inc.
(c)
4.50%, 07/01/28 .................. 676 657,192
3.63%, 06/15/29 .................. 1,014 943,371
3.75%, 10/01/30 .................. 1,150 1,048,699
Genpact Luxembourg SARL
1.75%, 04/10/26 .................. 255 240,735
6.00%, 06/04/29 .................. 355 365,945
IBM International Capital Pte. Ltd.
4.70%, 02/05/26 .................. 830 829,617
4.60%, 02/05/27 .................. 751 751,107
4.60%, 02/05/29 .................. 770 769,500
4.75%, 02/05/31 .................. 685 684,889
4.90%, 02/05/34 .................. 980 975,568
5.25%, 02/05/44 .................. 715 694,463
5.30%, 02/05/54 .................. 1,470 1,415,221
International Business Machines Corp.
7.00%, 10/30/25 .................. 598 613,193
4.50%, 02/06/26 .................. 675 672,787
3.45%, 02/19/26 .................. 1,562 1,530,720
3.30%, 05/15/26 .................. 2,840 2,773,784
3.30%, 01/27/27 .................. 668 648,459
2.20%, 02/09/27 .................. 175 164,976

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
1.70%, 05/15/27 .................. USD 1,149 $ 1,063,135
4.15%, 07/27/27 .................. 720 711,556
6.22%, 08/01/27 .................. 614 641,758
6.50%, 01/15/28 .................. 572 608,832
4.50%, 02/06/28 .................. 845 846,364
3.50%, 05/15/29 .................. 1,085 1,032,699
1.95%, 05/15/30 .................. 1,228 1,061,051
2.72%, 02/09/32 .................. 605 531,094
4.40%, 07/27/32 .................. 730 712,009
5.88%, 11/29/32 .................. 553 594,884
4.75%, 02/06/33 .................. 675 672,178
4.15%, 05/15/39 .................. 1,906 1,691,757
5.60%, 11/30/39 .................. 715 749,940
2.85%, 05/15/40 .................. 868 639,052
4.00%, 06/20/42 .................. 1,115 937,803
4.70%, 02/19/46 .................. 752 678,205
4.25%, 05/15/49 .................. 1,990 1,655,129
2.95%, 05/15/50 .................. 1,105 726,492
3.43%, 02/09/52 .................. 640 455,416
4.90%, 07/27/52 .................. 330 304,000
5.10%, 02/06/53 .................. 565 543,206
7.13%, 12/01/96
(d)
................. 320 411,017
Kyndryl Holdings, Inc.
2.05%, 10/15/26 .................. 455 424,907
2.70%, 10/15/28 .................. 425 385,934
3.15%, 10/15/31 .................. 480 412,585
6.35%, 02/20/34 .................. 175 182,557
4.10%, 10/15/41 .................. 815 638,356
Newfold Digital Holdings Group, Inc.
(c)
11.75%, 10/15/28 ................. 475 479,629
6.00%, 02/15/29 .................. 645 443,631
Open Text Holdings, Inc.
(c)
4.13%, 02/15/30 .................. 835 762,448
4.13%, 12/01/31 .................. 573 510,690
Twilio, Inc.
3.63%, 03/15/29 .................. 465 421,695
3.88%, 03/15/31 .................. 465 417,287
Unisys Corp., 6.88%, 11/01/27
(c)(d)
........ 455 408,259
VeriSign, Inc.
4.75%, 07/15/27 .................. 975 965,205
2.70%, 06/15/31 .................. 708 605,639
Virtusa Corp., 7.13%, 12/15/28
(c)(d)
........ 320 303,614
VT Topco, Inc., 8.50%, 08/15/30
(c)
........ 465 491,532
Wipro IT Services LLC, 1.50%, 06/23/26
(e)
... 600 563,231
54,612,186
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(c)
........ 320 333,767
Amer Sports Co., 6.75%, 02/16/31
(c)(d)
..... 715 709,796
Brunswick Corp.
5.85%, 03/18/29 .................. 120 121,876
2.40%, 08/18/31 .................. 590 481,214
4.40%, 09/15/32 .................. 450 409,446
5.10%, 04/01/52 .................. 360 290,155
Hasbro, Inc.
3.55%, 11/19/26 .................. 730 704,990
3.50%, 09/15/27 .................. 639 610,818
3.90%, 11/19/29 .................. 686 647,195
6.05%, 05/14/34 .................. 250 255,385
6.35%, 03/15/40 .................. 522 543,038
5.10%, 05/15/44
(d)
................. 350 308,267
Mattel, Inc.
3.38%, 04/01/26
(c)
................. 497 481,275
5.88%, 12/15/27
(c)
................. 1,125 1,131,066
Security
Par (000)
Par (000) Value
Leisure Products (continued)
3.75%, 04/01/29
(c)
................. USD 610 $ 572,663
5.45%, 11/01/41 .................. 380 350,659
Polaris, Inc., 6.95%, 03/15/29 .......... 505 536,686
Vista Outdoor, Inc., 4.50%, 03/15/29
(c)
..... 465 463,060
8,951,356
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 625 601,241
2.75%, 09/15/29 .................. 513 467,298
2.10%, 06/04/30 .................. 395 341,748
2.30%, 03/12/31 .................. 955 815,081
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 .................. 590 565,072
3.70%, 03/15/32 .................. 619 563,821
Charles River Laboratories International, Inc.
(c)
4.25%, 05/01/28 .................. 475 453,024
3.75%, 03/15/29 .................. 465 430,683
4.00%, 03/15/31 .................. 420 381,745
Danaher Corp.
3.35%, 09/15/25 .................. 348 342,337
4.38%, 09/15/45 .................. 397 355,831
2.60%, 10/01/50 .................. 1,098 693,105
2.80%, 12/10/51 .................. 869 565,908
Fortrea Holdings, Inc., 7.50%, 07/01/30
(c)(d)
.. 520 527,532
Illumina, Inc.
5.80%, 12/12/25 .................. 870 875,724
5.75%, 12/13/27 .................. 1,200 1,229,959
2.55%, 03/23/31 .................. 640 541,348
PRA Health Sciences, Inc., 2.88%, 07/15/26
(c)
815 772,579
Revvity, Inc.
1.90%, 09/15/28 .................. 715 636,264
3.30%, 09/15/29 .................. 975 903,567
2.55%, 03/15/31 .................. 340 290,446
2.25%, 09/15/31 .................. 455 378,471
3.63%, 03/15/51 .................. 345 245,507
Star Parent, Inc., 9.00%, 10/01/30
(c)
....... 910 971,991
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 .................. 545 548,572
5.00%, 12/05/26 .................. 435 439,318
4.80%, 11/21/27 .................. 465 469,679
1.75%, 10/15/28 .................. 485 435,469
5.00%, 01/31/29 .................. 970 989,387
2.60%, 10/01/29 .................. 1,008 920,833
4.98%, 08/10/30 .................. 590 602,711
2.00%, 10/15/31 .................. 970 814,828
4.95%, 11/21/32 .................. 830 841,954
5.09%, 08/10/33 .................. 415 423,327
5.20%, 01/31/34 .................. 465 479,829
2.80%, 10/15/41 .................. 1,462 1,071,939
5.40%, 08/10/43 .................. 435 444,039
5.30%, 02/01/44 .................. 370 369,702
4.10%, 08/15/47 .................. 1,035 876,813
23,678,682
Machinery — 0.2%
AGCO Corp.
5.45%, 03/21/27 .................. 555 562,315
5.80%, 03/21/34 .................. 510 519,330
Amsted Industries, Inc.
(c)
5.63%, 07/01/27 .................. 320 314,916
4.63%, 05/15/30 .................. 375 345,305
ATS Corp., 4.13%, 12/15/28
(c)
.......... 345 319,452
Calderys Financing LLC, 11.25%, 06/01/28
(c)
. 510 545,973
Caterpillar, Inc.
2.60%, 09/19/29 .................. 423 388,637

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
2.60%, 04/09/30 .................. USD 740 $ 671,810
1.90%, 03/12/31 .................. 630 541,685
5.30%, 09/15/35 .................. 325 345,277
6.05%, 08/15/36 .................. 95 106,036
5.20%, 05/27/41 .................. 951 956,080
3.80%, 08/15/42 .................. 1,524 1,279,496
4.30%, 05/15/44 .................. 450 402,801
3.25%, 09/19/49 .................. 878 646,585
3.25%, 04/09/50 .................. 1,602 1,180,121
4.75%, 05/15/64 .................. 471 430,520
Chart Industries, Inc.
(c)
7.50%, 01/01/30 .................. 1,335 1,389,614
9.50%, 01/01/31 .................. 475 516,003
CNH Industrial Capital LLC
5.45%, 10/14/25 .................. 560 562,257
1.88%, 01/15/26 .................. 205 196,101
1.45%, 07/15/26 .................. 315 294,948
4.55%, 04/10/28 .................. 920 912,041
5.50%, 01/12/29 .................. 440 451,447
5.10%, 04/20/29 .................. 450 455,138
CNH Industrial NV, 3.85%, 11/15/27 ...... 839 813,835
CSSC Capital 2015 Ltd.
(e)
2.10%, 07/27/26 .................. 400 377,437
3.00%, 02/13/30 .................. 400 362,796
Cummins, Inc.
0.75%, 09/01/25 .................. 470 449,825
4.90%, 02/20/29 .................. 150 152,470
1.50%, 09/01/30 .................. 1,308 1,097,405
5.15%, 02/20/34 .................. 415 424,761
4.88%, 10/01/43 .................. 385 362,432
2.60%, 09/01/50 .................. 607 377,799
5.45%, 02/20/54 .................. 320 321,096
Deere & Co.
5.38%, 10/16/29 .................. 295 307,330
3.10%, 04/15/30 .................. 1,304 1,211,236
7.13%, 03/03/31 .................. 89 102,083
3.90%, 06/09/42 .................. 1,055 903,376
2.88%, 09/07/49 .................. 510 351,419
3.75%, 04/15/50 .................. 825 668,886
Dover Corp.
3.15%, 11/15/25 .................. 730 713,545
2.95%, 11/04/29 .................. 260 240,238
5.38%, 10/15/35 .................. 235 243,670
5.38%, 03/01/41 .................. 120 120,210
Enpro, Inc., 5.75%, 10/15/26 ........... 315 315,211
Esab Corp., 6.25%, 04/15/29
(c)
.......... 678 687,420
Flowserve Corp.
3.50%, 10/01/30 .................. 750 687,313
2.80%, 01/15/32 .................. 985 834,161
Fortive Corp.
3.15%, 06/15/26 .................. 1,308 1,263,997
4.30%, 06/15/46 .................. 407 346,074
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 475 333,273
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
..................... 405 314,360
HD Hyundai Heavy Industries Co. Ltd., 3.18%,
03/28/27
(e)
..................... 200 191,322
Hillenbrand, Inc.
(f)
5.00%, 09/15/26 .................. 350 345,746
6.25%, 02/15/29 .................. 460 465,801
3.75%, 03/01/31 .................. 340 298,115
IDEX Corp.
3.00%, 05/01/30 .................. 195 175,937
2.63%, 06/15/31 .................. 465 401,905
Security
Par (000)
Par (000) Value
Machinery (continued)
Illinois Tool Works, Inc.
2.65%, 11/15/26 .................. USD 1,777 $ 1,709,945
4.88%, 09/15/41 .................. 375 365,268
3.90%, 09/01/42 .................. 1,136 965,202
Ingersoll Rand, Inc.
5.20%, 06/15/27 .................. 450 455,875
5.40%, 08/14/28 .................. 155 158,726
5.18%, 06/15/29 .................. 425 432,565
5.31%, 06/15/31 .................. 135 139,073
5.70%, 08/14/33 .................. 805 843,105
5.45%, 06/15/34 .................. 425 438,461
5.70%, 06/15/54 .................. 290 299,082
Kennametal, Inc.
4.63%, 06/15/28 .................. 413 408,626
2.80%, 03/01/31 .................. 185 160,421
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. 645 602,454
5.88%, 06/30/29 .................. 905 847,393
Manitowoc Co., Inc. (The), 9.00%, 04/01/26
(c)
. 279 279,382
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(c)
............... 470 484,957
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
420 392,037
Nordson Corp.
5.60%, 09/15/28 .................. 575 591,363
5.80%, 09/15/33 .................. 205 215,708
nVent Finance SARL
4.55%, 04/15/28 .................. 417 411,186
2.75%, 11/15/31 .................. 335 281,892
5.65%, 05/15/33 .................. 445 452,479
Oshkosh Corp.
4.60%, 05/15/28 .................. 831 822,062
3.10%, 03/01/30 .................. 430 390,668
OT Merger Corp., 7.88%, 10/15/29
(c)
...... 280 122,691
Otis Worldwide Corp.
2.29%, 04/05/27 .................. 376 353,052
5.25%, 08/16/28 .................. 395 402,718
2.57%, 02/15/30 .................. 1,645 1,467,836
3.11%, 02/15/40 .................. 942 720,020
3.36%, 02/15/50 .................. 590 425,630
Parker-Hannifin Corp.
3.25%, 03/01/27 .................. 508 490,189
4.25%, 09/15/27 .................. 1,255 1,238,060
3.25%, 06/14/29 .................. 912 855,649
4.50%, 09/15/29 .................. 985 978,378
4.20%, 11/21/34 .................. 494 463,874
6.25%, 05/15/38 .................. 308 337,963
4.45%, 11/21/44 .................. 573 501,293
4.10%, 03/01/47 .................. 264 217,239
4.00%, 06/14/49 .................. 1,065 858,620
Park-Ohio Industries, Inc., 6.63%, 04/15/27 .. 315 301,665
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)(d)
.................... 465 434,194
Snap-on, Inc.
3.25%, 03/01/27 .................. 35 33,956
4.10%, 03/01/48 .................. 550 460,657
3.10%, 05/01/50 .................. 345 238,948
SPX FLOW, Inc., 8.75%, 04/01/30
(c)(d)
..... 447 464,139
Stanley Black & Decker, Inc.
3.40%, 03/01/26 .................. 201 196,316
6.27%, 03/06/26 .................. 10 10,002
6.00%, 03/06/28 .................. 240 250,160
4.25%, 11/15/28 .................. 460 452,506
2.30%, 03/15/30 .................. 902 787,228
3.00%, 05/15/32 .................. 675 589,939
5.20%, 09/01/40 .................. 291 281,885

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
4.85%, 11/15/48 .................. USD 445 $ 388,864
2.75%, 11/15/50 .................. 1,383 824,156
Terex Corp., 5.00%, 05/15/29
(c)
......... 550 528,733
Timken Co. (The)
4.50%, 12/15/28 .................. 159 155,826
4.13%, 04/01/32 .................. 395 367,770
Titan International, Inc., 7.00%, 04/30/28 ... 330 320,047
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
360 359,343
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
1,400 1,371,624
Toyota Industries Corp., 3.57%, 03/16/28
(c)
.. 739 709,472
Trinity Industries, Inc., 7.75%, 07/15/28
(c)
... 470 490,120
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 365 332,694
Weir Group plc (The), 2.20%, 05/13/26
(c)
.... 810 766,932
Werner FinCo. LP, 11.50%, 06/15/28
(c)
..... 325 352,966
Westinghouse Air Brake Technologies Corp.
(f)
3.45%, 11/15/26 .................. 955 924,168
4.70%, 09/15/28 .................. 1,285 1,278,201
5.61%, 03/11/34 .................. 175 180,221
Xylem, Inc.
3.25%, 11/01/26 .................. 645 624,271
1.95%, 01/30/28 .................. 556 507,490
2.25%, 01/30/31 .................. 667 570,523
4.38%, 11/01/46 .................. 300 257,014
67,989,544
Marine Transportation — 0.0%
AP Moller - Maersk A/S
(c)
4.50%, 06/20/29 .................. 715 710,300
5.88%, 09/14/33 .................. 750 782,313
Danaos Corp., 8.50%, 03/01/28
(c)
........ 240 247,200
Kirby Corp., 4.20%, 03/01/28 ........... 416 406,428
MISC Capital Two Labuan Ltd., 3.75%,
04/06/27
(e)
..................... 400 387,637
MV24 Capital BV, 6.75%, 06/01/34
(e)
...... 788 742,822
Polar Tankers, Inc., 5.95%, 05/10/37
(c)
..... 451 466,279
3,742,979
Media — 0.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... 710 651,156
Altice Financing SA
(c)
9.63%, 07/15/27 .................. 330 307,979
5.00%, 01/15/28 .................. 1,090 871,778
5.75%, 08/15/29
(d)
................. 1,873 1,423,189
AMC Networks, Inc.
10.25%, 01/15/29
(c)
................ 815 804,664
4.25%, 02/15/29
(d)
................. 917 631,383
Banijay Entertainment SAS, 8.13%, 05/01/29
(c)
382 395,515
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(c)(d)
.................... 230 136,904
Belo Corp.
7.75%, 06/01/27 .................. 195 201,867
7.25%, 09/15/27
(d)
................. 235 237,406
Block Communications, Inc., 4.88%, 03/01/28
(c)
280 255,704
Cable One, Inc., 4.00%, 11/15/30
(c)(d)
...... 590 453,657
Charter Communications Operating LLC
6.15%, 11/10/26 .................. 1,560 1,587,894
3.75%, 02/15/28 .................. 1,084 1,024,776
4.20%, 03/15/28 .................. 1,401 1,345,681
2.25%, 01/15/29 .................. 1,275 1,113,721
5.05%, 03/30/29 .................. 1,033 1,012,370
6.10%, 06/01/29 .................. 1,005 1,026,713
2.80%, 04/01/31 .................. 1,400 1,173,754
2.30%, 02/01/32 .................. 843 665,606
4.40%, 04/01/33 .................. 750 677,920
6.65%, 02/01/34 .................. 655 675,992
Security
Par (000)
Par (000) Value
Media (continued)
6.55%, 06/01/34 .................. USD 1,035 $ 1,060,334
6.38%, 10/23/35 .................. 1,630 1,630,505
5.38%, 04/01/38 .................. 848 764,134
3.50%, 06/01/41 .................. 1,147 793,513
3.50%, 03/01/42 .................. 910 621,649
6.48%, 10/23/45 .................. 2,681 2,534,004
5.38%, 05/01/47 .................. 1,680 1,387,954
5.75%, 04/01/48 .................. 2,035 1,752,743
5.13%, 07/01/49 .................. 1,910 1,506,636
4.80%, 03/01/50 .................. 2,332 1,760,632
3.70%, 04/01/51 .................. 1,640 1,031,732
3.90%, 06/01/52 .................. 2,322 1,502,171
5.25%, 04/01/53 .................. 1,214 980,002
6.83%, 10/23/55 .................. 607 586,380
3.85%, 04/01/61 .................. 2,005 1,208,401
4.40%, 12/01/61 .................. 1,400 933,751
3.95%, 06/30/62 .................. 1,515 924,479
5.50%, 04/01/63 .................. 1,005 800,974
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 .................. 1,132 1,097,187
7.75%, 04/15/28 .................. 910 804,214
9.00%, 09/15/28 .................. 690 733,218
7.50%, 06/01/29 .................. 970 833,132
7.88%, 04/01/30 .................. 795 809,455
CMG Media Corp., 8.88%, 12/15/27
(c)(d)
.... 845 493,269
Comcast Corp.
3.38%, 08/15/25 .................. 1,193 1,173,661
3.95%, 10/15/25 .................. 1,610 1,593,097
5.25%, 11/07/25 .................. 365 367,051
3.15%, 03/01/26 .................. 1,295 1,263,895
2.35%, 01/15/27 .................. 1,342 1,272,517
3.30%, 02/01/27 .................. 872 845,229
3.30%, 04/01/27 .................. 889 860,482
5.35%, 11/15/27 .................. 975 998,596
3.15%, 02/15/28 .................. 1,905 1,817,034
3.55%, 05/01/28 .................. 790 761,696
4.15%, 10/15/28 .................. 2,147 2,111,939
4.55%, 01/15/29 .................. 785 784,889
5.10%, 06/01/29 .................. 915 937,273
2.65%, 02/01/30 .................. 1,894 1,714,130
3.40%, 04/01/30 .................. 1,198 1,123,346
4.25%, 10/15/30 .................. 1,210 1,182,786
1.95%, 01/15/31 .................. 1,909 1,612,094
1.50%, 02/15/31 .................. 1,469 1,204,954
5.50%, 11/15/32 .................. 1,214 1,266,861
4.25%, 01/15/33 .................. 1,576 1,503,783
4.65%, 02/15/33 .................. 875 863,258
7.05%, 03/15/33 .................. 776 887,415
4.80%, 05/15/33
(d)
................. 790 786,096
5.30%, 06/01/34 .................. 925 946,483
4.20%, 08/15/34 .................. 927 870,336
5.65%, 06/15/35 .................. 737 772,781
4.40%, 08/15/35 .................. 931 880,560
6.50%, 11/15/35 .................. 483 539,242
3.20%, 07/15/36 .................. 1,122 932,281
6.45%, 03/15/37 .................. 444 492,239
6.95%, 08/15/37 .................. 526 610,482
3.90%, 03/01/38 .................. 970 844,967
4.60%, 10/15/38 .................. 898 841,662
6.55%, 07/01/39 .................. 529 594,475
3.25%, 11/01/39 .................. 1,365 1,079,157
3.75%, 04/01/40 .................. 1,705 1,415,494
4.65%, 07/15/42 .................. 784 714,764
4.75%, 03/01/44 .................. 562 515,357
4.60%, 08/15/45 .................. 918 820,483

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
3.40%, 07/15/46 .................. USD 1,672 $ 1,240,454
4.00%, 08/15/47 .................. 1,024 826,500
3.97%, 11/01/47 .................. 1,492 1,194,403
4.00%, 03/01/48 .................. 1,210 972,218
4.70%, 10/15/48 .................. 1,561 1,410,355
4.00%, 11/01/49 .................. 1,842 1,472,884
3.45%, 02/01/50 .................. 1,487 1,078,604
2.80%, 01/15/51 .................. 1,328 839,355
2.89%, 11/01/51 .................. 3,483 2,231,266
2.45%, 08/15/52 .................. 1,646 953,542
4.05%, 11/01/52 .................. 1,359 1,082,130
5.35%, 05/15/53 .................. 1,470 1,438,627
5.65%, 06/01/54 .................. 840 856,508
2.94%, 11/01/56 .................. 4,505 2,800,039
4.95%, 10/15/58 .................. 894 820,522
2.65%, 08/15/62 .................. 978 549,103
2.99%, 11/01/63 .................. 2,634 1,592,231
5.50%, 05/15/64 .................. 785 771,646
Cox Communications, Inc.
(c)
3.35%, 09/15/26 .................. 1,130 1,092,052
3.50%, 08/15/27 .................. 1,285 1,234,114
5.45%, 09/15/28 .................. 1,127 1,150,203
1.80%, 10/01/30 .................. 963 793,658
2.60%, 06/15/31 .................. 635 536,199
5.70%, 06/15/33 .................. 1,085 1,103,100
4.80%, 02/01/35 .................. 707 661,347
8.38%, 03/01/39 .................. 572 687,255
4.70%, 12/15/42 .................. 341 289,636
4.50%, 06/30/43 .................. 401 330,006
4.60%, 08/15/47 .................. 285 235,086
2.95%, 10/01/50 .................. 705 433,123
3.60%, 06/15/51 .................. 885 616,189
5.80%, 12/15/53 .................. 605 589,867
CSC Holdings LLC
(c)
5.50%, 04/15/27 .................. 1,195 998,224
5.38%, 02/01/28 .................. 910 721,680
7.50%, 04/01/28
(d)
................. 927 518,694
11.25%, 05/15/28 ................. 905 818,954
11.75%, 01/31/29 ................. 1,900 1,716,521
6.50%, 02/01/29 .................. 1,555 1,197,106
5.75%, 01/15/30 .................. 2,025 815,610
4.13%, 12/01/30 .................. 988 684,097
4.63%, 12/01/30 .................. 2,100 830,904
3.38%, 02/15/31 .................. 915 608,075
4.50%, 11/15/31 .................. 1,330 914,094
5.00%, 11/15/31
(d)
................. 440 176,085
Cumulus Media New Holdings, Inc., 8.00%,
07/01/29
(c)
..................... 290 114,223
DirecTV Financing LLC
(c)
5.88%, 08/15/27 .................. 3,318 3,196,413
8.88%, 02/01/30 .................. 685 685,579
Discovery Communications LLC
4.90%, 03/11/26 .................. 432 427,327
3.95%, 03/20/28 .................. 1,365 1,283,859
4.13%, 05/15/29 .................. 762 706,638
3.63%, 05/15/30 .................. 963 849,877
5.00%, 09/20/37 .................. 594 508,309
6.35%, 06/01/40 .................. 595 559,536
5.20%, 09/20/47 .................. 584 449,989
4.65%, 05/15/50 .................. 170 122,175
4.00%, 09/15/55 .................. 365 238,715
DISH DBS Corp.
7.75%, 07/01/26 .................. 1,889 1,214,317
5.25%, 12/01/26
(c)
................. 2,645 2,199,950
7.38%, 07/01/28 .................. 890 411,602
Security
Par (000)
Par (000) Value
Media (continued)
5.75%, 12/01/28
(c)
................. USD 2,235 $ 1,643,489
5.13%, 06/01/29 .................. 1,365 572,422
DISH Network Corp., 11.75%, 11/15/27
(c)
... 3,125 3,124,794
EquipmentShare.com, Inc.
(c)
9.00%, 05/15/28 .................. 930 958,094
8.63%, 05/15/32 .................. 540 560,859
Fox Corp.
4.71%, 01/25/29 .................. 2,081 2,078,267
3.50%, 04/08/30 .................. 605 563,003
6.50%, 10/13/33 .................. 820 879,543
5.48%, 01/25/39 .................. 1,297 1,276,110
5.58%, 01/25/49 .................. 1,600 1,511,957
Gannett Holdings LLC, 6.00%, 11/01/26
(c)
... 256 248,940
GCI LLC, 4.75%, 10/15/28
(c)
........... 554 513,831
Gray Television, Inc.
(c)
7.00%, 05/15/27
(d)
................. 754 730,881
10.50%, 07/15/29 ................. 1,045 1,090,581
4.75%, 10/15/30
(d)
................. 715 475,415
5.38%, 11/15/31 .................. 1,170 755,653
Grupo Televisa SAB
8.50%, 03/11/32 .................. 383 442,531
6.63%, 01/15/40 .................. 1,018 1,024,603
5.00%, 05/13/45 .................. 370 315,804
6.13%, 01/31/46 .................. 945 931,767
5.25%, 05/24/49 .................. 140 124,896
Hughes Satellite Systems Corp.
(d)
5.25%, 08/01/26 .................. 698 532,309
6.63%, 08/01/26 .................. 680 318,900
iHeartCommunications, Inc.
6.38%, 05/01/26 .................. 728 617,610
8.38%, 05/01/27
(d)
................. 832 338,810
5.25%, 08/15/27
(c)
................. 670 438,454
4.75%, 01/15/28
(c)
................. 460 285,952
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 .................. 1,080 1,072,363
4.75%, 03/30/30 .................. 586 581,562
2.40%, 03/01/31 .................. 345 294,003
5.38%, 06/15/33 .................. 281 282,479
3.38%, 03/01/41 .................. 414 311,156
5.40%, 10/01/48 .................. 576 543,066
Lamar Media Corp.
3.75%, 02/15/28 .................. 470 442,876
4.88%, 01/15/29 .................. 378 367,220
4.00%, 02/15/30 .................. 455 419,048
3.63%, 01/15/31 .................. 524 465,416
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 .................. 1,035 965,462
5.13%, 07/15/29 .................. 765 636,761
McGraw-Hill Education, Inc.
(c)
5.75%, 08/01/28 .................. 765 736,219
8.00%, 08/01/29 .................. 585 571,432
Midcontinent Communications, 5.38%,
08/15/27
(c)(d)
.................... 343 336,692
News Corp.
(c)
3.88%, 05/15/29 .................. 825 764,829
5.13%, 02/15/32 .................. 470 446,438
Nexstar Media, Inc.
(c)
5.63%, 07/15/27 .................. 1,550 1,504,249
4.75%, 11/01/28 .................. 900 827,280
Omnicom Group, Inc.
3.60%, 04/15/26 .................. 1,757 1,716,936
2.45%, 04/30/30 .................. 725 637,240
4.20%, 06/01/30 .................. 849 822,072
2.60%, 08/01/31 .................. 855 738,500
5.30%, 11/01/34 .................. 525 525,004

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. USD 585 $ 571,764
4.25%, 01/15/29 .................. 455 422,116
4.63%, 03/15/30 .................. 465 427,073
7.38%, 02/15/31 .................. 420 440,156
Paramount Global
2.90%, 01/15/27 .................. 335 314,677
3.38%, 02/15/28 .................. 557 512,314
3.70%, 06/01/28 .................. 557 514,341
4.20%, 06/01/29 .................. 567 521,802
7.88%, 07/30/30 .................. 791 838,385
4.95%, 01/15/31 .................. 910 827,584
4.20%, 05/19/32 .................. 877 745,591
5.50%, 05/15/33 .................. 385 343,139
6.88%, 04/30/36 .................. 1,203 1,172,595
5.90%, 10/15/40 .................. 369 312,308
4.85%, 07/01/42 .................. 488 366,012
4.38%, 03/15/43 .................. 1,404 979,179
5.85%, 09/01/43 .................. 1,052 869,088
5.25%, 04/01/44 .................. 370 280,893
4.90%, 08/15/44 .................. 588 429,760
4.60%, 01/15/45 .................. 505 355,044
4.95%, 05/19/50 .................. 873 630,339
(3-mo. LIBOR USD + 3.90%), 6.25%,
02/28/57
(i)
..................... 585 511,347
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38%,
03/30/62
(i)
..................... 930 855,731
Radiate Holdco LLC
(c)
4.50%, 09/15/26 .................. 801 641,290
6.50%, 09/15/28 .................. 903 496,004
RELX Capital, Inc.
4.00%, 03/18/29 .................. 1,738 1,698,982
3.00%, 05/22/30 .................. 679 622,823
4.75%, 05/20/32 .................. 100 99,394
Scripps Escrow II, Inc.
(c)
3.88%, 01/15/29 .................. 485 315,483
5.38%, 01/15/31
(d)
................. 395 190,975
Scripps Escrow, Inc., 5.88%, 07/15/27
(c)(d)
... 405 281,203
Sinclair Television Group, Inc.
(c)(d)
5.13%, 02/15/27 .................. 260 219,743
5.50%, 03/01/30 .................. 460 280,003
4.13%, 12/01/30 .................. 680 473,953
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. 980 932,411
5.00%, 08/01/27 .................. 1,339 1,295,309
4.00%, 07/15/28 .................. 1,790 1,642,827
5.50%, 07/01/29 .................. 1,174 1,123,193
4.13%, 07/01/30 .................. 1,407 1,224,379
3.88%, 09/01/31
(d)
................. 1,350 1,127,522
Sky Group Finance Ltd., 6.50%, 10/15/35
(c)
.. 790 877,217
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 997 939,899
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
. 395 388,082
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... 1,125 1,019,609
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(c)
... 420 410,425
TCI Communications, Inc.
7.88%, 02/15/26 .................. 349 364,830
7.13%, 02/15/28 .................. 740 798,646
TEGNA, Inc.
4.75%, 03/15/26
(c)
................. 495 487,652
4.63%, 03/15/28 .................. 924 852,924
5.00%, 09/15/29 .................. 995 907,679
Telecomunicaciones Digitales SA, 4.50%,
01/30/30
(e)
..................... 600 535,544
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 800 $ 764,859
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 868 981,759
Time Warner Cable LLC
6.55%, 05/01/37 .................. 1,510 1,473,130
7.30%, 07/01/38 .................. 1,015 1,054,823
6.75%, 06/15/39 .................. 1,334 1,316,967
5.88%, 11/15/40 .................. 1,129 1,009,915
5.50%, 09/01/41 .................. 1,223 1,043,666
4.50%, 09/15/42 .................. 1,301 978,724
Townsquare Media, Inc., 6.88%, 02/01/26
(c)
.. 465 458,518
Univision Communications, Inc.
(c)
6.63%, 06/01/27 .................. 1,361 1,354,312
8.00%, 08/15/28 .................. 1,307 1,314,088
4.50%, 05/01/29 .................. 970 848,362
7.38%, 06/30/30 .................. 845 813,314
8.50%, 07/31/31 .................. 390 386,209
Urban One, Inc., 7.38%, 02/01/28
(c)
....... 670 511,588
Videotron Ltd.
(c)
5.13%, 04/15/27 .................. 646 641,707
3.63%, 06/15/29 .................. 490 455,375
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ 455 425,451
VZ Secured Financing BV, 5.00%, 01/15/32
(c)
. 1,410 1,232,867
Warnermedia Holdings, Inc.
6.41%, 03/15/26 .................. 475 474,898
3.76%, 03/15/27 .................. 3,560 3,390,955
4.05%, 03/15/29 .................. 1,290 1,195,103
4.28%, 03/15/32 .................. 4,275 3,708,109
5.05%, 03/15/42 .................. 3,600 2,839,831
5.14%, 03/15/52 .................. 5,790 4,306,029
5.39%, 03/15/62 .................. 2,430 1,810,580
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 .................. 565 561,829
5.13%, 02/28/30 .................. 460 404,957
Ziggo BV, 4.88%, 01/15/30
(c)
........... 860 784,191
246,274,851
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(e)
..................... 800 801,355
Alcoa Nederland Holding BV
(c)
5.50%, 12/15/27 .................. 940 928,201
6.13%, 05/15/28 .................. 582 582,834
4.13%, 03/31/29 .................. 670 626,280
7.13%, 03/15/31 .................. 400 412,662
Algoma Steel, Inc., 9.13%, 04/15/29
(c)
..... 310 309,301
Allegheny Ludlum LLC, 6.95%, 12/15/25 .... 132 134,160
Anglo American Capital plc
4.75%, 04/10/27
(c)
................. 720 714,829
4.00%, 09/11/27
(c)
................. 928 901,888
4.50%, 03/15/28
(c)
................. 640 629,785
2.25%, 03/17/28
(e)
................. 400 364,276
3.88%, 03/16/29
(d)(e)
................ 400 381,901
5.63%, 04/01/30
(e)
................. 700 715,824
2.63%, 09/10/30
(e)
................. 1,000 871,455
2.88%, 03/17/31
(e)
................. 400 346,676
5.50%, 05/02/33
(e)
................. 1,355 1,359,585
5.75%, 04/05/34
(e)
................. 800 815,472
3.95%, 09/10/50
(e)
................. 400 300,681
4.75%, 03/16/52
(e)
................. 600 509,331
6.00%, 04/05/54
(d)(e)
................ 200 200,993
AngloGold Ashanti Holdings plc
3.38%, 11/01/28 .................. 805 733,378

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.75%, 10/01/30 .................. USD 654 $ 581,643
6.50%, 04/15/40 .................. 200 201,919
Antofagasta plc
(e)
2.38%, 10/14/30 .................. 600 504,248
5.63%, 05/13/32 .................. 400 402,775
6.25%, 05/02/34 .................. 400 417,152
ArcelorMittal SA
4.55%, 03/11/26 .................. 480 474,989
6.55%, 11/29/27 .................. 490 512,053
4.25%, 07/16/29 .................. 780 757,938
6.80%, 11/29/32 .................. 1,000 1,079,538
6.00%, 06/17/34 .................. 475 486,257
7.00%, 10/15/39 .................. 695 765,897
6.75%, 03/01/41 .................. 445 469,671
6.35%, 06/17/54 .................. 450 448,069
Arsenal AIC Parent LLC
(c)
8.00%, 10/01/30 .................. 630 670,000
11.50%, 10/01/31 ................. 450 503,992
ATI, Inc.
5.88%, 12/01/27 .................. 318 315,417
4.88%, 10/01/29 .................. 250 237,311
7.25%, 08/15/30
(d)
................. 400 418,349
5.13%, 10/01/31
(d)
................. 292 275,892
Baffinland Iron Mines Corp., 8.75%, 07/15/26
(c)
(d)
.......................... 537 482,570
Barrick Gold Corp., 6.45%, 10/15/35 ...... 95 104,506
Barrick International Barbados Corp., 6.35%,
10/15/36
(c)
..................... 580 626,655
Barrick North America Finance LLC
5.70%, 05/30/41 .................. 642 653,759
5.75%, 05/01/43 .................. 701 718,383
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39 ...................... 980 1,019,952
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26 .................. 714 714,562
6.42%, 03/01/26 .................. 295 302,170
5.25%, 09/08/26 .................. 925 935,114
4.75%, 02/28/28 .................. 700 703,652
5.10%, 09/08/28 .................. 950 967,495
5.25%, 09/08/30 .................. 1,380 1,425,842
4.90%, 02/28/33 .................. 575 576,857
5.25%, 09/08/33 .................. 1,390 1,421,992
4.13%, 02/24/42 .................. 923 803,269
5.00%, 09/30/43 .................. 2,545 2,449,585
5.50%, 09/08/53 .................. 510 519,598
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 633 634,957
Carpenter Technology Corp.
6.38%, 07/15/28 .................. 380 381,900
7.63%, 03/15/30 .................. 280 291,691
Century Aluminum Co., 7.50%, 04/01/28
(c)(d)
.. 218 221,018
Chalco Hong Kong Investment Co. Ltd., 2.10%,
07/28/26
(e)
..................... 600 566,846
Chinalco Capital Holdings Ltd.
(e)
2.13%, 06/03/26 .................. 1,000 950,651
2.95%, 02/24/27 .................. 400 381,409
Cia de Minas Buenaventura SAA, 5.50%,
07/23/26
(e)
..................... 400 389,181
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 .................. 465 464,905
4.63%, 03/01/29
(c)(d)
................ 240 227,232
6.75%, 04/15/30
(c)
................. 745 751,056
4.88%, 03/01/31
(c)(d)
................ 268 244,634
7.00%, 03/15/32
(c)
................. 755 758,999
6.25%, 10/01/40 .................. 245 211,965
Coeur Mining, Inc., 5.13%, 02/15/29
(c)(d)
.... 326 305,184
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Commercial Metals Co.
4.13%, 01/15/30 .................. USD 250 $ 231,464
3.88%, 02/15/31 .................. 235 210,907
4.38%, 03/15/32 .................. 245 223,590
Compass Minerals International, Inc., 6.75%,
12/01/27
(c)(d)
.................... 465 457,315
Constellium SE
(c)
5.88%, 02/15/26 .................. 255 254,692
5.63%, 06/15/28 .................. 335 330,806
3.75%, 04/15/29 .................. 465 424,502
CSN Inova Ventures, 6.75%, 01/28/28
(e)
.... 1,000 962,768
CSN Resources SA
(e)
8.88%, 12/05/30 .................. 800 805,775
4.63%, 06/10/31 .................. 800 636,552
5.88%, 04/08/32 .................. 600 501,479
Eldorado Gold Corp., 6.25%, 09/01/29
(e)
.... 425 415,659
Endeavour Mining plc, 5.00%, 10/14/26
(e)
... 400 381,902
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29
(c)
..................... 800 806,530
First Quantum Minerals Ltd.
(e)
6.88%, 10/15/27 .................. 1,425 1,400,481
9.38%, 03/01/29 .................. 1,400 1,474,294
8.63%, 06/01/31 .................. 1,200 1,193,323
FMG Resources August 2006 Pty. Ltd.
(c)
4.50%, 09/15/27 .................. 555 532,138
5.88%, 04/15/30 .................. 630 621,449
4.38%, 04/01/31 .................. 1,340 1,210,752
6.13%, 04/15/32 .................. 720 713,556
Freeport Indonesia PT
(e)
4.76%, 04/14/27 .................. 600 593,474
5.32%, 04/14/32 .................. 1,000 985,405
6.20%, 04/14/52 .................. 1,000 1,002,900
Freeport-McMoRan, Inc.
5.00%, 09/01/27 .................. 525 523,038
4.13%, 03/01/28 .................. 585 567,538
4.38%, 08/01/28 .................. 536 523,811
5.25%, 09/01/29 .................. 455 455,879
4.25%, 03/01/30 .................. 620 596,724
4.63%, 08/01/30 .................. 725 707,996
5.40%, 11/14/34 .................. 960 960,085
5.45%, 03/15/43 .................. 1,571 1,507,732
Fresnillo plc, 4.25%, 10/02/50
(d)(e)
........ 800 606,036
Gerdau Trade, Inc., 4.88%, 10/24/27
(e)
..... 200 198,644
Glencore Finance Canada Ltd.
(c)
6.90%, 11/15/37 .................. 620 684,838
6.00%, 11/15/41 .................. 273 272,828
5.55%, 10/25/42 .................. 405 384,935
Glencore Funding LLC
(c)
1.63%, 09/01/25 .................. 878 844,750
1.63%, 04/27/26 .................. 585 552,378
4.00%, 03/27/27 .................. 1,078 1,052,543
5.34%, 04/04/27 .................. 475 479,486
3.88%, 10/27/27 .................. 755 730,569
5.40%, 05/08/28 .................. 1,087 1,101,239
6.13%, 10/06/28 .................. 385 400,161
4.88%, 03/12/29 .................. 1,370 1,367,411
5.37%, 04/04/29 .................. 520 526,903
2.50%, 09/01/30 .................. 757 656,293
6.38%, 10/06/30 .................. 450 477,926
2.85%, 04/27/31 .................. 245 210,944
2.63%, 09/23/31 .................. 550 462,825
5.70%, 05/08/33 .................. 760 772,880
6.50%, 10/06/33 .................. 470 502,369
5.63%, 04/04/34 .................. 1,095 1,103,432
3.88%, 04/27/51 .................. 526 381,639

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.38%, 09/23/51 .................. USD 495 $ 327,418
5.89%, 04/04/54 .................. 70 68,507
Gold Fields Orogen Holdings BVI Ltd., 6.13%,
05/15/29
(e)
..................... 400 411,702
GUSAP III LP
(e)
4.25%, 01/21/30 .................. 600 567,256
7.25%, 04/16/44 .................. 400 442,898
Hecla Mining Co., 7.25%, 02/15/28 ....... 445 448,903
Hudbay Minerals, Inc.
(e)
4.50%, 04/01/26 .................. 530 518,706
6.13%, 04/01/29 .................. 495 495,140
Indonesia Asahan Aluminium PT
(e)
6.53%, 11/15/28 .................. 500 523,523
5.45%, 05/15/30 .................. 1,200 1,197,929
6.76%, 11/15/48 .................. 200 211,317
5.80%, 05/15/50 .................. 400 376,324
Industrias Penoles SAB de CV
(e)
4.15%, 09/12/29 .................. 600 564,764
5.65%, 09/12/49 .................. 400 353,140
4.75%, 08/06/50 .................. 400 308,823
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(c)
300 309,794
JSW Steel Ltd.
(e)
3.95%, 04/05/27 .................. 400 379,972
5.05%, 04/05/32 .................. 600 546,548
JW Aluminum Continuous Cast Co., 10.25%,
06/01/26
(c)
..................... 235 235,278
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. 465 436,413
4.50%, 06/01/31 .................. 465 412,265
Kinross Gold Corp.
4.50%, 07/15/27 .................. 722 712,346
6.25%, 07/15/33 .................. 705 748,781
Krakatau Posco PT, 6.38%, 06/11/29
(e)
..... 200 204,665
Metinvest BV, 7.75%, 10/17/29
(e)
......... 400 265,634
Minera Mexico SA de CV, 4.50%, 01/26/50
(e)
. 1,000 776,808
Mineral Resources Ltd.
(c)
8.13%, 05/01/27 .................. 675 684,044
8.00%, 11/01/27 .................. 530 543,119
9.25%, 10/01/28 .................. 985 1,045,613
8.50%, 05/01/30 .................. 565 590,230
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(e)
..................... 1,000 984,999
Minsur SA, 4.50%, 10/28/31
(e)
.......... 400 356,337
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 360 364,142
Newcastle Coal Infrastructure Group Pty. Ltd.
(c)
4.40%, 09/29/27
(d)
................. 491 473,432
4.70%, 05/12/31 .................. 591 546,451
Newmont Corp.
5.30%, 03/15/26
(c)
................. 460 462,498
2.80%, 10/01/29 .................. 875 802,489
3.25%, 05/13/30
(c)
................. 762 706,779
2.25%, 10/01/30 .................. 950 829,721
2.60%, 07/15/32 .................. 890 763,681
5.35%, 03/15/34
(c)
................. 485 496,541
5.88%, 04/01/35 .................. 286 304,166
6.25%, 10/01/39 .................. 921 1,003,965
5.75%, 11/15/41
(c)
................. 400 408,829
4.88%, 03/15/42 .................. 1,221 1,153,283
5.45%, 06/09/44 .................. 375 373,534
4.20%, 05/13/50
(c)
................. 376 313,687
Nexa Resources SA
(e)
6.50%, 01/18/28 .................. 271 274,826
6.75%, 04/09/34 .................. 600 609,908
Northern Star Resources Ltd., 6.13%,
04/11/33
(c)
..................... 670 690,552
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis Corp.
(c)
3.25%, 11/15/26 .................. USD 645 $ 614,000
4.75%, 01/30/30 .................. 1,470 1,385,869
3.88%, 08/15/31 .................. 685 603,441
Nucor Corp.
4.30%, 05/23/27 .................. 545 540,177
3.95%, 05/01/28 .................. 691 675,784
2.70%, 06/01/30 .................. 473 426,026
6.40%, 12/01/37 .................. 465 518,228
4.40%, 05/01/48 .................. 225 196,091
3.85%, 04/01/52 .................. 450 350,115
2.98%, 12/15/55 .................. 532 334,293
Perenti Finance Pty. Ltd.
(c)
6.50%, 10/07/25 .................. 148 147,274
7.50%, 04/26/29 .................. 375 384,998
Periama Holdings LLC, 5.95%, 04/19/26
(e)
... 600 596,300
POSCO
(e)
4.38%, 08/04/25 .................. 200 198,355
5.63%, 01/17/26 .................. 1,000 1,006,928
4.88%, 01/23/27 .................. 200 199,454
4.50%, 08/04/27 .................. 800 789,857
5.75%, 01/17/28 .................. 700 716,345
5.88%, 01/17/33 .................. 200 209,189
Reliance, Inc.
1.30%, 08/15/25 .................. 140 134,155
2.15%, 08/15/30 .................. 190 163,009
Rio Tinto Alcan, Inc.
7.25%, 03/15/31 .................. 470 531,755
6.13%, 12/15/33 .................. 556 604,404
5.75%, 06/01/35 .................. 227 243,118
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28 .................. 700 764,017
5.20%, 11/02/40 .................. 841 835,271
2.75%, 11/02/51 .................. 1,075 687,378
Rio Tinto Finance USA plc
5.00%, 03/09/33 .................. 815 830,373
4.75%, 03/22/42 .................. 468 441,458
4.13%, 08/21/42 .................. 596 517,491
5.13%, 03/09/53 .................. 1,135 1,096,772
Samarco Mineracao SA
(h)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.................... 1,896 1,741,624
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(e)
.................... 1,682 1,545,299
SDG Finance Ltd., 2.80%, 08/25/26
(e)
...... 600 565,314
South32 Treasury Ltd., 4.35%, 04/14/32
(c)
... 215 198,730
Southern Copper Corp.
7.50%, 07/27/35 .................. 690 806,606
6.75%, 04/16/40 .................. 1,043 1,154,845
5.25%, 11/08/42 .................. 1,278 1,210,282
5.88%, 04/23/45 .................. 1,361 1,374,156
Steel Dynamics, Inc.
5.00%, 12/15/26 .................. 1,287 1,284,623
1.65%, 10/15/27 .................. 455 412,499
3.45%, 04/15/30 .................. 305 282,777
3.25%, 01/15/31 .................. 480 433,285
5.38%, 08/15/34 .................. 450 455,784
3.25%, 10/15/50 .................. 470 316,745
Stillwater Mining Co.
(e)
4.00%, 11/16/26 .................. 400 370,333
4.50%, 11/16/29 .................. 600 498,194
SunCoke Energy, Inc., 4.88%, 06/30/29
(c)
... 455 415,787
Taseko Mines Ltd., 8.25%, 05/01/30
(c)
..... 472 483,917
TMS International Corp., 6.25%, 04/15/29
(c)(d)
. 340 315,612

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
United States Steel Corp.
6.88%, 03/01/29
(d)
................. USD 444 $ 446,794
6.65%, 06/01/37 .................. 278 284,762
Usiminas International SARL, 5.88%,
07/18/26
(e)
..................... 600 589,814
Vale Overseas Ltd.
3.75%, 07/08/30 .................. 1,771 1,623,309
6.13%, 06/12/33 .................. 793 814,089
8.25%, 01/17/34
(d)
................. 711 839,458
6.88%, 11/21/36 .................. 594 641,026
6.88%, 11/10/39 .................. 1,152 1,237,191
6.40%, 06/28/54 .................. 325 325,010
Vale SA, 5.63%, 09/11/42
(d)
............ 651 643,380
Vedanta Resources Finance II plc
(e)
9.25%, 04/23/26 .................. 600 591,323
13.88%, 12/09/28 ................. 1,008 1,005,676
Vedanta Resources Ltd., 13.88%, 12/09/28
(e)
. 752 748,222
Warrior Met Coal, Inc., 7.88%, 12/01/28
(c)(d)
.. 156 159,903
WE Soda Investments Holding plc
(e)
9.50%, 10/06/28 .................. 1,000 1,026,700
9.38%, 02/14/31 .................. 400 412,384
Yamana Gold, Inc., 2.63%, 08/15/31 ...... 320 270,880
148,253,049
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(c)
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29 ................. 450 385,228
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27
(d)
..................... 355 325,683
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 .................. 335 333,381
4.25%, 02/01/27 .................. 595 575,596
4.75%, 06/15/29 .................. 590 560,453
7.00%, 07/15/31 .................. 285 291,548
Rithm Capital Corp.
6.25%, 10/15/25 .................. 218 217,770
8.00%, 04/01/29 .................. 740 734,548
Starwood Property Trust, Inc.
3.63%, 07/15/26 .................. 380 361,870
4.38%, 01/15/27 .................. 465 447,011
7.25%, 04/01/29 .................. 540 556,465
4,789,553
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC
4.38%, 06/22/26
(e)
................. 800 789,908
2.00%, 04/29/28
(e)
................. 1,200 1,087,914
4.88%, 04/23/30
(e)
................. 800 807,231
4.70%, 04/24/33
(e)
................. 800 789,358
6.50%, 10/27/36
(c)
................. 680 763,237
4.00%, 10/03/49
(e)
................. 800 652,614
3.40%, 04/29/51
(e)
................. 800 582,340
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 .................. 180 180,410
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.25%), 4.75%,
01/18/82
(i)
..................... 681 623,547
Ameren Corp.
3.65%, 02/15/26 .................. 575 564,010
5.70%, 12/01/26 .................. 450 457,785
1.95%, 03/15/27 .................. 840 781,740
1.75%, 03/15/28 .................. 170 152,880
5.00%, 01/15/29 .................. 665 669,004
3.50%, 01/15/31 .................. 768 707,703
Ameren Illinois Co.
3.80%, 05/15/28 .................. 95 92,523
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
1.55%, 11/15/30 .................. USD 275 $ 229,253
3.85%, 09/01/32 .................. 270 250,580
4.95%, 06/01/33 .................. 380 380,135
4.15%, 03/15/46 .................. 455 381,850
3.70%, 12/01/47 .................. 537 413,149
4.50%, 03/15/49 .................. 535 467,817
3.25%, 03/15/50 .................. 484 338,197
2.90%, 06/15/51 .................. 383 247,931
5.90%, 12/01/52 .................. 441 465,858
5.55%, 07/01/54 .................. 575 577,022
Avista Corp.
4.35%, 06/01/48 .................. 535 455,355
4.00%, 04/01/52 .................. 195 150,920
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 .................. 1,140 1,086,251
3.70%, 07/15/30 .................. 1,025 974,086
1.65%, 05/15/31 .................. 562 460,627
6.13%, 04/01/36 .................. 1,405 1,515,416
5.95%, 05/15/37 .................. 323 342,832
5.15%, 11/15/43 .................. 638 617,809
4.50%, 02/01/45 .................. 898 809,819
3.80%, 07/15/48 .................. 750 573,133
4.45%, 01/15/49 .................. 710 598,588
4.25%, 10/15/50 .................. 626 507,899
2.85%, 05/15/51 .................. 1,078 685,501
4.60%, 05/01/53 .................. 834 716,695
Black Hills Corp.
3.95%, 01/15/26 .................. 415 407,868
3.15%, 01/15/27 .................. 70 67,144
5.95%, 03/15/28 .................. 671 693,283
3.05%, 10/15/29 .................. 507 461,673
2.50%, 06/15/30 .................. 297 256,439
4.35%, 05/01/33 .................. 295 271,817
6.15%, 05/15/34 .................. 390 406,715
6.00%, 01/15/35 .................. 335 345,537
4.20%, 09/15/46 .................. 279 229,025
3.88%, 10/15/49 .................. 251 189,044
CenterPoint Energy, Inc.
1.45%, 06/01/26 .................. 551 517,204
5.25%, 08/10/26 .................. 250 251,283
5.40%, 06/01/29 .................. 460 469,001
2.95%, 03/01/30 .................. 295 266,753
2.65%, 06/01/31 .................. 575 494,763
3.70%, 09/01/49 .................. 913 672,991
Centrica plc, 5.38%, 10/16/43
(c)
......... 410 368,538
CMS Energy Corp.
3.00%, 05/15/26 .................. 35 33,796
3.45%, 08/15/27 .................. 226 218,038
4.88%, 03/01/44 .................. 512 472,470
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.12%), 4.75%,
06/01/50
(i)
..................... 608 560,653
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.90%), 3.75%,
12/01/50
(i)
..................... 467 391,178
Consolidated Edison Co. of New York, Inc.
Series B, 3.13%, 11/15/27 ............ 310 295,381
3.80%, 05/15/28 .................. 570 554,223
Series D, 4.00%, 12/01/28 ........... 470 460,213
Series 20A, 3.35%, 04/01/30 .......... 565 530,932
2.40%, 06/15/31 .................. 688 595,880
5.20%, 03/01/33 .................. 465 475,597
5.50%, 03/15/34 .................. 550 574,406
5.38%, 05/15/34 .................. 300 309,478
Series 05-A, 5.30%, 03/01/35 ......... 75 76,445

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series 06-A, 5.85%, 03/15/36 ......... USD 586 $ 618,306
Series 06-B, 6.20%, 06/15/36 ......... 375 408,761
Series 07-A, 6.30%, 08/15/37 ......... 50 54,651
Series 08-B, 6.75%, 04/01/38 ......... 557 631,988
Series 09-C, 5.50%, 12/01/39 ......... 375 379,951
5.70%, 06/15/40 .................. 333 340,217
Series 12-A, 4.20%, 03/15/42 ......... 288 245,143
3.95%, 03/01/43 .................. 700 574,418
4.45%, 03/15/44 .................. 668 586,439
4.50%, 12/01/45 .................. 656 570,379
3.85%, 06/15/46 .................. 803 632,942
Series 2017, 3.88%, 06/15/47 ......... 554 437,837
Series E, 4.65%, 12/01/48 ............ 615 544,391
Series A, 4.13%, 05/15/49 ............ 520 421,759
Series 20B, 3.95%, 04/01/50 .......... 1,135 917,725
3.20%, 12/01/51 .................. 240 163,785
6.15%, 11/15/52 .................. 645 705,413
5.90%, 11/15/53 .................. 835 880,146
5.70%, 05/15/54 .................. 815 836,079
4.63%, 12/01/54 .................. 362 314,765
Series C, 4.30%, 12/01/56 ........... 545 442,855
Series C, 4.00%, 11/15/57 ............ 633 488,517
4.50%, 05/15/58 .................. 451 378,703
3.70%, 11/15/59 .................. 362 259,097
Series C, 3.00%, 12/01/60 ........... 477 291,127
3.60%, 06/15/61 .................. 648 455,429
Consumers Energy Co.
4.65%, 03/01/28 .................. 233 233,432
3.80%, 11/15/28 .................. 83 80,498
4.90%, 02/15/29 .................. 685 693,738
4.60%, 05/30/29 .................. 593 593,828
4.70%, 01/15/30 .................. 210 210,969
3.60%, 08/15/32 .................. 100 91,628
4.63%, 05/15/33 .................. 450 441,546
3.95%, 05/15/43 .................. 156 130,129
3.25%, 08/15/46 .................. 410 306,286
3.95%, 07/15/47 .................. 660 545,525
4.05%, 05/15/48 .................. 510 424,694
4.35%, 04/15/49 .................. 320 277,172
3.75%, 02/15/50 .................. 335 262,515
3.10%, 08/15/50 .................. 698 488,094
3.50%, 08/01/51 .................. 569 425,565
2.65%, 08/15/52 .................. 77 48,803
4.20%, 09/01/52 .................. 220 183,291
2.50%, 05/01/60 .................. 425 244,211
Delmarva Power & Light Co., 4.15%, 05/15/45 415 340,610
Dominion Energy, Inc.
3.90%, 10/01/25 .................. 767 756,879
Series A, 1.45%, 04/15/26 ............ 403 380,141
Series D, 2.85%, 08/15/26 ........... 469 449,940
Series B, 3.60%, 03/15/27 ............ 422 409,443
4.25%, 06/01/28 .................. 544 532,995
Series C, 3.38%, 04/01/30 ........... 2,034 1,878,794
Series C, 2.25%, 08/15/31 ........... 440 368,708
Series A, 4.35%, 08/15/32 ............ 270 258,170
5.38%, 11/15/32 .................. 535 544,160
Series E, 6.30%, 03/15/33 ............ 258 275,537
Series F, 5.25%, 08/01/33 ............ 870 871,328
Series B, 5.95%, 06/15/35 ............ 495 519,621
7.00%, 06/15/38 .................. 464 523,159
Series B, 3.30%, 04/15/41 ............ 580 433,803
Series C, 4.90%, 08/01/41 ........... 385 349,803
Series C, 4.05%, 09/15/42 ........... 486 390,554
4.70%, 12/01/44 .................. 425 370,234
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series A, 4.60%, 03/15/49 ............ USD 375 $ 320,457
Series B, 4.85%, 08/15/52 ............ 370 327,992
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(i)
............... 400 420,835
DTE Energy Co.
2.85%, 10/01/26 .................. 428 410,508
4.95%, 07/01/27 .................. 675 678,060
4.88%, 06/01/28 .................. 700 700,771
5.10%, 03/01/29 .................. 1,035 1,044,596
Series C, 3.40%, 06/15/29 ........... 361 337,954
2.95%, 03/01/30 .................. 450 406,216
5.85%, 06/01/34 .................. 620 645,669
Engie SA
(c)
5.25%, 04/10/29 .................. 440 447,021
5.63%, 04/10/34 .................. 595 607,634
5.88%, 04/10/54 .................. 390 388,345
National Grid plc
5.60%, 06/12/28 .................. 20 20,490
5.81%, 06/12/33 .................. 415 428,111
5.42%, 01/11/34 .................. 715 717,623
New York State Electric & Gas Corp.
(c)
3.25%, 12/01/26 .................. 110 104,898
5.65%, 08/15/28 .................. 540 556,246
2.15%, 10/01/31 .................. 725 592,639
5.85%, 08/15/33 .................. 260 270,093
3.30%, 09/15/49 .................. 178 120,646
NiSource, Inc.
0.95%, 08/15/25 .................. 1,382 1,322,682
3.49%, 05/15/27 .................. 1,447 1,398,105
5.25%, 03/30/28 .................. 360 364,886
5.20%, 07/01/29 .................. 470 476,671
2.95%, 09/01/29 .................. 1,275 1,168,479
3.60%, 05/01/30 .................. 1,240 1,164,971
1.70%, 02/15/31 .................. 765 624,943
5.40%, 06/30/33 .................. 200 202,661
5.35%, 04/01/34 .................. 455 458,394
5.95%, 06/15/41 .................. 411 423,076
5.25%, 02/15/43 .................. 205 194,173
4.80%, 02/15/44 .................. 665 596,887
5.65%, 02/01/45 .................. 730 723,862
4.38%, 05/15/47 .................. 877 730,191
3.95%, 03/30/48 .................. 508 394,524
5.00%, 06/15/52 .................. 630 575,854
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.95%,
11/30/54
(i)
..................... 35 35,438
NorthWestern Corp., 4.18%, 11/15/44 ..... 580 480,301
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 .................. 465 444,292
5.85%, 11/15/27 .................. 115 118,492
5.88%, 10/15/28 .................. 615 639,070
5.20%, 04/01/29 .................. 600 610,005
1.60%, 08/15/30 .................. 690 574,041
2.45%, 11/15/31 .................. 135 114,050
6.13%, 10/15/33 .................. 560 595,692
5.45%, 04/01/34 .................. 465 473,100
Puget Energy, Inc.
2.38%, 06/15/28 .................. 540 487,214
4.10%, 06/15/30 .................. 229 216,114
4.22%, 03/15/32 .................. 685 628,211
Puget Sound Energy, Inc.
5.33%, 06/15/34 .................. 250 255,571
6.27%, 03/15/37 .................. 565 612,370
5.76%, 10/01/39 .................. 409 425,637

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
5.80%, 03/15/40 .................. USD 430 $ 439,615
5.64%, 04/15/41 .................. 295 298,173
4.30%, 05/20/45 .................. 326 274,975
4.22%, 06/15/48 .................. 500 405,249
3.25%, 09/15/49 .................. 607 409,974
5.45%, 06/01/53 .................. 195 192,576
5.69%, 06/15/54 .................. 250 256,011
San Diego Gas & Electric Co.
2.50%, 05/15/26 .................. 706 679,503
4.95%, 08/15/28 .................. 1,015 1,027,376
Series VVV, 1.70%, 10/01/30 .......... 1,145 965,184
Series XXX, 3.00%, 03/15/32 .......... 560 494,626
6.00%, 06/01/39 .................. 225 243,924
4.50%, 08/15/40 .................. 262 239,544
Series RRR, 3.75%, 06/01/47 ......... 386 298,282
4.15%, 05/15/48 .................. 305 252,480
Series TTT, 4.10%, 06/15/49 .......... 697 565,416
3.32%, 04/15/50 .................. 195 137,566
2.95%, 08/15/51 .................. 765 513,825
3.70%, 03/15/52 .................. 45 33,736
5.35%, 04/01/53 .................. 710 693,626
5.55%, 04/15/54 .................. 525 529,309
Sempra
5.40%, 08/01/26 .................. 385 388,577
3.25%, 06/15/27 .................. 928 888,288
3.40%, 02/01/28 .................. 1,172 1,119,007
3.70%, 04/01/29 .................. 460 438,285
5.50%, 08/01/33 .................. 395 404,169
3.80%, 02/01/38 .................. 458 385,894
6.00%, 10/15/39 .................. 881 918,194
4.00%, 02/01/48 .................. 818 640,631
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.87%), 4.13%,
04/01/52
(i)
..................... 745 690,224
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(i)
..................... 870 873,004
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 .................. 513 497,799
Series 20-A, 1.75%, 01/15/31 ......... 530 438,114
5.15%, 09/15/32 .................. 110 111,237
5.75%, 09/15/33 .................. 500 523,661
5.88%, 03/15/41 .................. 294 304,391
4.40%, 06/01/43 .................. 660 561,006
3.95%, 10/01/46 .................. 490 381,735
4.40%, 05/30/47 .................. 657 547,952
Series 21A, 3.15%, 09/30/51 .......... 595 384,755
WEC Energy Group, Inc.
5.00%, 09/27/25 .................. 721 720,017
4.75%, 01/09/26 .................. 1,115 1,111,757
5.60%, 09/12/26 .................. 350 354,805
5.15%, 10/01/27 .................. 800 809,513
1.38%, 10/15/27 .................. 440 395,975
4.75%, 01/15/28 .................. 675 676,788
2.20%, 12/15/28 .................. 170 152,939
1.80%, 10/15/30 .................. 305 254,910
113,784,679
Office REITs — 0.1%
Boston Properties LP
3.65%, 02/01/26 .................. 935 908,933
2.75%, 10/01/26 .................. 755 711,660
6.75%, 12/01/27 .................. 435 452,460
4.50%, 12/01/28 .................. 863 828,656
3.40%, 06/21/29 .................. 930 844,639
Security
Par (000)
Par (000) Value
Office REITs (continued)
2.90%, 03/15/30 .................. USD 806 $ 700,303
3.25%, 01/30/31 .................. 1,335 1,158,130
2.55%, 04/01/32 .................. 862 691,562
2.45%, 10/01/33 .................. 1,065 816,024
6.50%, 01/15/34 .................. 40 41,876
Brandywine Operating Partnership LP
3.95%, 11/15/27 .................. 420 388,198
8.05%, 03/15/28 .................. 315 331,710
8.88%, 04/12/29 .................. 360 382,853
4.55%, 10/01/29
(d)
................. 337 303,586
COPT Defense Properties LP
2.25%, 03/15/26 .................. 235 224,096
2.00%, 01/15/29 .................. 690 599,622
2.75%, 04/15/31 .................. 395 334,479
2.90%, 12/01/33 .................. 265 213,932
Highwoods Realty LP
3.88%, 03/01/27 .................. 235 225,798
4.13%, 03/15/28 .................. 332 316,272
4.20%, 04/15/29 .................. 325 305,023
3.05%, 02/15/30 .................. 605 526,225
2.60%, 02/01/31 .................. 462 378,710
7.65%, 02/01/34 .................. 400 440,875
Hudson Pacific Properties LP
3.95%, 11/01/27 .................. 426 375,883
5.95%, 02/15/28 .................. 340 306,802
4.65%, 04/01/29
(d)
................. 484 407,817
3.25%, 01/15/30 .................. 405 309,256
Kilroy Realty LP
4.38%, 10/01/25 .................. 384 378,635
4.75%, 12/15/28 .................. 275 265,807
4.25%, 08/15/29 .................. 617 572,358
3.05%, 02/15/30 .................. 545 470,428
2.50%, 11/15/32 .................. 675 519,848
2.65%, 11/15/33 .................. 550 415,792
6.25%, 01/15/36 .................. 365 359,772
Office Properties Income Trust, 9.00%,
09/30/29
(c)
..................... 585 462,145
Piedmont Operating Partnership LP
9.25%, 07/20/28 .................. 115 125,859
6.88%, 07/15/29
(d)
................. 40 40,740
3.15%, 08/15/30 .................. 535 442,198
2.75%, 04/01/32 .................. 75 56,814
17,635,776
Oil, Gas & Consumable Fuels — 2.2%
3R Lux SARL, 9.75%, 02/05/31
(e)
........ 400 423,962
Abu Dhabi Crude Oil Pipeline LLC
(e)
3.65%, 11/02/29 .................. 800 757,618
4.60%, 11/02/47 .................. 1,800 1,615,103
Acu Petroleo Luxembourg SARL, 7.50%,
01/13/32
(e)
..................... 472 463,401
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 700 709,720
AI Candelaria Spain SA, 5.75%, 06/15/33
(e)
.. 500 408,442
Aker BP ASA
(c)
2.00%, 07/15/26 .................. 580 546,697
5.60%, 06/13/28 .................. 500 509,302
3.75%, 01/15/30 .................. 682 637,944
4.00%, 01/15/31 .................. 675 623,966
3.10%, 07/15/31 .................. 368 318,857
6.00%, 06/13/33 .................. 545 562,502
Alliance Resource Operating Partners LP,
8.63%, 06/15/29
(c)
................ 280 294,469
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 .................. 585 583,410
5.75%, 01/15/28 .................. 614 610,150

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38%, 06/15/29 .................. USD 696 $ 680,531
6.63%, 02/01/32 .................. 535 546,003
Antero Resources Corp.
(c)
7.63%, 02/01/29 .................. 448 463,197
5.38%, 03/01/30 .................. 570 558,368
APA Infrastructure Ltd.
(c)
4.25%, 07/15/27 .................. 185 182,504
5.00%, 03/23/35 .................. 215 205,139
Apache Corp.
4.38%, 10/15/28 .................. 430 412,479
4.25%, 01/15/30
(d)
................. 490 464,784
6.00%, 01/15/37 .................. 495 506,744
5.10%, 09/01/40 .................. 1,440 1,262,400
5.25%, 02/01/42 .................. 596 520,940
4.75%, 04/15/43 .................. 475 387,096
5.35%, 07/01/49 .................. 578 491,693
Ascent Resources Utica Holdings LLC
(c)
7.00%, 11/01/26 .................. 545 545,629
9.00%, 11/01/27 .................. 315 387,720
8.25%, 12/31/28 .................. 450 461,974
5.88%, 06/30/29 .................. 315 308,643
Athabasca Oil Corp., 9.75%, 11/01/26
(c)(d)
... 192 192,026
Bapco Energies BSC Closed, 7.50%,
10/25/27
(e)
..................... 1,000 1,032,135
Baytex Energy Corp.
(c)
8.50%, 04/30/30 .................. 740 781,182
7.38%, 03/15/32 .................. 515 525,938
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(c)
. 380 376,108
BG Energy Capital plc, 5.13%, 10/15/41
(c)
... 977 925,181
Boardwalk Pipelines LP
5.95%, 06/01/26 .................. 718 726,937
4.45%, 07/15/27 .................. 775 764,963
4.80%, 05/03/29 .................. 459 456,406
3.40%, 02/15/31 .................. 695 621,053
3.60%, 09/01/32 .................. 90 79,230
5.63%, 08/01/34 .................. 760 767,108
BP Capital Markets America, Inc.
3.80%, 09/21/25 .................. 1,305 1,290,108
3.41%, 02/11/26 .................. 875 858,003
3.12%, 05/04/26 .................. 836 813,181
3.02%, 01/16/27 .................. 1,085 1,046,314
3.54%, 04/06/27 .................. 568 553,745
3.59%, 04/14/27 .................. 714 696,421
5.02%, 11/17/27 .................. 860 872,156
3.94%, 09/21/28 .................. 1,450 1,413,182
4.23%, 11/06/28 .................. 1,872 1,845,809
4.70%, 04/10/29 .................. 865 868,640
4.97%, 10/17/29 .................. 750 761,651
3.63%, 04/06/30 .................. 1,067 1,016,277
1.75%, 08/10/30 .................. 1,175 1,000,046
2.72%, 01/12/32 .................. 1,375 1,194,636
4.81%, 02/13/33 .................. 1,730 1,714,634
4.89%, 09/11/33 .................. 1,225 1,219,723
4.99%, 04/10/34 .................. 1,215 1,215,226
5.23%, 11/17/34 .................. 760 772,933
3.06%, 06/17/41 .................. 1,165 876,774
3.00%, 02/24/50 .................. 1,841 1,240,700
2.77%, 11/10/50 .................. 1,853 1,184,005
2.94%, 06/04/51 .................. 2,433 1,600,350
3.00%, 03/17/52 .................. 935 619,777
3.38%, 02/08/61 .................. 1,628 1,109,827
BP Capital Markets plc
3.28%, 09/19/27 .................. 1,413 1,360,891
3.72%, 11/28/28 .................. 797 770,138
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 6.45%
(i)
(j)
........................... USD 140 $ 144,742
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(e)
..................... 200 196,840
Buckeye Partners LP
3.95%, 12/01/26 .................. 555 535,435
4.13%, 12/01/27 .................. 345 324,736
4.50%, 03/01/28
(c)
................. 470 448,418
6.88%, 07/01/29
(c)
................. 360 365,725
6.75%, 08/15/33 .................. 130 125,368
5.85%, 11/15/43 .................. 370 329,247
5.60%, 10/15/44 .................. 297 246,257
Burlington Resources LLC
7.20%, 08/15/31 .................. 230 262,117
7.40%, 12/01/31 .................. 417 481,218
5.95%, 10/15/36 .................. 205 220,384
California Resources Corp.
(c)
7.13%, 02/01/26 .................. 545 546,244
8.25%, 06/15/29 .................. 435 445,355
Calumet Specialty Products Partners LP
(c)
8.13%, 01/15/27 .................. 295 276,629
9.75%, 07/15/28
(d)
................. 300 275,091
Cameron LNG LLC
(c)
2.90%, 07/15/31 .................. 968 850,373
3.30%, 01/15/35 .................. 841 708,817
3.40%, 01/15/38 .................. 885 737,649
3.70%, 01/15/39 .................. 945 793,216
Canacol Energy Ltd., 5.75%, 11/24/28
(e)
.... 600 302,930
Canadian Natural Resources Ltd.
3.85%, 06/01/27 .................. 1,105 1,076,426
2.95%, 07/15/30 .................. 557 499,332
7.20%, 01/15/32 .................. 290 325,063
6.45%, 06/30/33 .................. 345 368,625
5.85%, 02/01/35 .................. 536 546,605
6.50%, 02/15/37 .................. 425 453,752
6.25%, 03/15/38 .................. 860 908,889
6.75%, 02/01/39 .................. 424 462,525
4.95%, 06/01/47 .................. 805 717,471
Cenovus Energy, Inc.
4.25%, 04/15/27 .................. 675 662,637
2.65%, 01/15/32 .................. 580 489,402
5.25%, 06/15/37 .................. 200 195,313
6.75%, 11/15/39 .................. 369 407,687
5.40%, 06/15/47 .................. 530 501,592
3.75%, 02/15/52 .................. 1,179 858,025
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. 1,019 1,024,490
3.70%, 11/15/29 .................. 1,346 1,273,654
2.74%, 12/31/39 .................. 840 682,673
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 1,900 1,839,604
4.00%, 03/01/31 .................. 1,265 1,171,313
3.25%, 01/31/32 .................. 1,465 1,276,415
5.95%, 06/30/33 .................. 397 411,693
5.75%, 08/15/34
(c)
................. 985 1,008,801
Cheniere Energy, Inc.
4.63%, 10/15/28 .................. 1,701 1,668,534
5.65%, 04/15/34
(c)
................. 540 550,940
Chesapeake Energy Corp.
(c)
5.50%, 02/01/26 .................. 445 442,693
5.88%, 02/01/29 .................. 455 452,573
6.75%, 04/15/29 .................. 865 874,505
Chevron Corp.
3.33%, 11/17/25 .................. 1,025 1,009,035

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.95%, 05/16/26 .................. USD 1,837 $ 1,786,141
2.00%, 05/11/27 .................. 1,277 1,196,599
2.24%, 05/11/30 .................. 1,461 1,293,456
3.08%, 05/11/50 .................. 1,100 777,565
Chevron USA, Inc.
0.69%, 08/12/25 .................. 670 642,221
1.02%, 08/12/27 .................. 885 800,495
3.85%, 01/15/28 .................. 689 677,404
3.25%, 10/15/29 .................. 578 546,611
6.00%, 03/01/41 .................. 480 525,606
5.25%, 11/15/43 .................. 445 456,679
2.34%, 08/12/50 .................. 883 529,566
Chord Energy Corp., 6.38%, 06/01/26
(c)
.... 370 371,729
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 .................. 316 309,552
8.38%, 07/01/28 .................. 1,215 1,277,907
8.63%, 11/01/30 .................. 910 982,670
8.75%, 07/01/31 .................. 1,250 1,345,905
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33
(c)
10 10,654
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41
(c)
400 433,267
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42
(c)
600 599,966
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 .................. 900 842,195
4.25%, 05/09/43 .................. 600 547,799
3.30%, 09/30/49 .................. 600 454,955
CNOOC Finance 2014 ULC, 4.88%, 04/30/44 600 592,718
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45 ................. 420 378,117
CNOOC Finance 2015 USA LLC, 4.38%,
05/02/28 ...................... 800 801,528
CNOOC Petroleum North America ULC
5.88%, 03/10/35 .................. 150 166,405
6.40%, 05/15/37 .................. 800 938,192
CNPC Global Capital Ltd., 2.00%, 06/23/30
(e)
. 1,200 1,056,275
CNPC HK Overseas Capital Ltd., 5.95%,
04/28/41
(c)
..................... 200 221,329
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
380 348,172
CNX Resources Corp.
(c)
6.00%, 01/15/29 .................. 455 450,710
7.38%, 01/15/31 .................. 460 475,126
7.25%, 03/01/32 .................. 355 366,726
Colonial Enterprises, Inc., 3.25%, 05/15/30
(c)
. 496 454,315
Colonial Pipeline Co.
(c)
3.75%, 10/01/25 .................. 300 295,155
7.63%, 04/15/32 .................. 15 17,270
4.20%, 04/15/43 .................. 331 281,824
4.25%, 04/15/48
(d)
................. 635 535,892
Colorado Interstate Gas Co. LLC, 4.15%,
08/15/26
(c)
..................... 553 542,744
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 507 506,487
Columbia Pipelines Holding Co. LLC
(c)
6.06%, 08/15/26 .................. 480 487,145
6.04%, 08/15/28 .................. 620 643,790
5.68%, 01/15/34 .................. 320 323,183
Columbia Pipelines Operating Co. LLC
(c)
5.93%, 08/15/30 .................. 530 552,901
6.04%, 11/15/33 .................. 1,185 1,239,126
6.50%, 08/15/43 .................. 770 821,897
6.54%, 11/15/53 .................. 1,180 1,276,994
6.71%, 08/15/63 .................. 585 634,177
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 .................. 1,490 1,443,485
5.88%, 01/15/30 .................. 880 819,689
Conoco Funding Co., 7.25%, 10/15/31 ..... 60 68,539
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
5.90%, 10/15/32 .................. USD 895 $ 960,214
5.90%, 05/15/38 .................. 535 568,772
6.50%, 02/01/39 .................. 385 435,431
4.88%, 10/01/47 .................. 63 58,765
ConocoPhillips Co.
6.95%, 04/15/29 .................. 1,290 1,418,599
5.05%, 09/15/33 .................. 1,105 1,119,946
3.76%, 03/15/42 .................. 2,089 1,701,202
4.30%, 11/15/44 .................. 863 745,577
5.95%, 03/15/46 .................. 120 127,926
3.80%, 03/15/52 .................. 585 449,991
5.30%, 05/15/53 .................. 1,105 1,076,785
5.55%, 03/15/54 .................. 960 966,873
4.03%, 03/15/62 .................. 1,651 1,270,183
5.70%, 09/15/63 .................. 550 560,827
Contemporary Ruiding Development Ltd.
(e)
1.88%, 09/17/25 .................. 800 771,353
1.50%, 09/09/26 .................. 800 744,448
2.63%, 09/17/30 .................. 400 354,963
Continental Resources, Inc.
2.27%, 11/15/26
(c)
................. 1,110 1,042,533
4.38%, 01/15/28 .................. 909 886,619
5.75%, 01/15/31
(c)
................. 1,335 1,341,129
2.88%, 04/01/32
(c)
................. 835 693,538
4.90%, 06/01/44 .................. 629 531,058
Continental Wind LLC, 6.00%, 02/28/33
(c)
... 116 116,008
Conuma Resources Ltd., 13.13%, 05/01/28
(c)(d)
187 191,027
Coronado Finance Pty. Ltd., 10.75%, 05/15/26
(c)
223 231,795
Cosan Luxembourg SA
(e)
5.50%, 09/20/29
(d)
................. 600 568,593
7.50%, 06/27/30 .................. 400 412,010
7.25%, 06/27/31 .................. 800 814,045
Coterra Energy, Inc.
3.90%, 05/15/27 .................. 850 826,893
4.38%, 03/15/29 .................. 447 435,161
5.60%, 03/15/34 .................. 585 596,490
CQP Holdco LP
(c)
5.50%, 06/15/31 .................. 1,255 1,205,875
7.50%, 12/15/33 .................. 470 497,000
Crescent Energy Finance LLC
(c)
9.25%, 02/15/28 .................. 920 971,527
7.63%, 04/01/32 .................. 645 661,175
7.38%, 01/15/33 .................. 705 714,734
CrownRock LP
(c)
5.63%, 10/15/25 .................. 991 990,690
5.00%, 05/01/29 .................. 356 357,549
CVR Energy, Inc.
(c)
5.75%, 02/15/28 .................. 359 339,090
8.50%, 01/15/29 .................. 539 548,028
DCP Midstream Operating LP
5.63%, 07/15/27 .................. 243 248,006
5.13%, 05/15/29 .................. 715 722,731
8.13%, 08/16/30 .................. 325 376,471
3.25%, 02/15/32 .................. 330 288,283
6.45%, 11/03/36
(c)
................. 274 293,186
6.75%, 09/15/37
(c)
................. 362 397,144
5.60%, 04/01/44 .................. 520 504,579
Delek Logistics Partners LP
(c)
7.13%, 06/01/28 .................. 365 363,257
8.63%, 03/15/29 .................. 755 784,248
Devon Energy Corp.
5.85%, 12/15/25 .................. 744 750,136
5.25%, 10/15/27 .................. 1,301 1,306,528
5.88%, 06/15/28 .................. 344 347,073

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 01/15/30 .................. USD 921 $ 901,268
7.88%, 09/30/31 .................. 109 125,768
7.95%, 04/15/32 .................. 260 302,593
5.60%, 07/15/41 .................. 1,227 1,175,229
4.75%, 05/15/42 .................. 743 638,947
5.00%, 06/15/45 .................. 800 701,723
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
514 547,887
Diamondback Energy, Inc.
3.25%, 12/01/26 .................. 1,073 1,037,418
5.20%, 04/18/27 .................. 1,545 1,561,267
3.50%, 12/01/29 .................. 1,199 1,127,683
5.15%, 01/30/30 .................. 1,110 1,127,431
3.13%, 03/24/31 .................. 908 814,475
6.25%, 03/15/33 .................. 1,085 1,158,623
5.40%, 04/18/34 .................. 1,040 1,052,728
4.40%, 03/24/51 .................. 608 498,823
4.25%, 03/15/52 .................. 1,127 897,982
6.25%, 03/15/53 .................. 605 639,477
5.75%, 04/18/54 .................. 790 782,133
5.90%, 04/18/64 .................. 535 532,473
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 1,010 944,784
4.38%, 06/15/31 .................. 875 806,549
4.30%, 04/15/32 .................. 450 414,108
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 .................. 594 544,995
4.80%, 11/01/43 .................. 317 284,071
4.60%, 12/15/44 .................. 525 453,344
EIG Pearl Holdings Sarl, 4.39%, 11/30/46
(e)
.. 1,065 841,265
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(e)
. 1,200 1,029,190
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(c)
..................... 602 522,007
Enbridge Energy Partners LP
5.88%, 10/15/25 .................. 605 609,533
Series B, 7.50%, 04/15/38 ............ 222 260,692
5.50%, 09/15/40 .................. 495 483,860
7.38%, 10/15/45 .................. 345 400,957
Enbridge, Inc.
1.60%, 10/04/26 .................. 570 531,944
5.90%, 11/15/26 .................. 740 756,096
4.25%, 12/01/26 .................. 773 762,662
5.25%, 04/05/27 .................. 415 420,073
3.70%, 07/15/27 .................. 994 965,037
6.00%, 11/15/28 .................. 780 815,523
5.30%, 04/05/29 .................. 305 310,757
3.13%, 11/15/29 .................. 639 588,741
6.20%, 11/15/30 .................. 380 405,902
5.70%, 03/08/33 .................. 1,600 1,651,967
2.50%, 08/01/33 .................. 1,305 1,063,665
5.63%, 04/05/34 .................. 1,075 1,098,804
4.50%, 06/10/44 .................. 555 471,693
5.50%, 12/01/46 .................. 668 658,245
4.00%, 11/15/49 .................. 375 292,422
3.40%, 08/01/51 .................. 655 454,900
6.70%, 11/15/53 .................. 1,200 1,337,935
5.95%, 04/05/54 .................. 245 248,527
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54
(i)
..................... 645 658,926
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55
(i)
..................... 400 405,294
Encino Acquisition Partners Holdings LLC
(c)
8.50%, 05/01/28 .................. 585 599,721
8.75%, 05/01/31 .................. 460 483,328
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP, 5.75%,
01/30/28
(c)
..................... USD 875 $ 883,341
Energean Israel Finance Ltd.
(c)(e)
4.88%, 03/30/26 .................. 475 448,815
5.38%, 03/30/28 .................. 600 536,551
5.88%, 03/30/31 .................. 585 497,683
8.50%, 09/30/33 .................. 670 639,005
Energy Transfer LP
5.95%, 12/01/25 .................. 820 826,796
4.75%, 01/15/26 .................. 845 841,573
3.90%, 07/15/26 .................. 770 753,749
6.05%, 12/01/26 .................. 1,030 1,056,050
4.40%, 03/15/27 .................. 687 678,822
4.20%, 04/15/27 .................. 495 486,301
5.63%, 05/01/27
(c)
................. 585 586,434
5.50%, 06/01/27 .................. 837 849,320
4.00%, 10/01/27 .................. 479 466,928
5.55%, 02/15/28 .................. 975 996,123
4.95%, 05/15/28 .................. 687 688,191
4.95%, 06/15/28 .................. 894 896,903
6.10%, 12/01/28 .................. 670 701,112
6.00%, 02/01/29
(c)
................. 870 883,996
5.25%, 04/15/29 .................. 1,257 1,275,535
5.25%, 07/01/29 .................. 360 364,989
4.15%, 09/15/29 .................. 567 547,713
3.75%, 05/15/30 .................. 1,378 1,298,008
6.40%, 12/01/30 .................. 970 1,042,893
7.38%, 02/01/31
(c)
................. 1,385 1,464,892
5.75%, 02/15/33 .................. 1,464 1,506,788
6.55%, 12/01/33 .................. 1,335 1,445,129
5.55%, 05/15/34 .................. 565 572,320
5.60%, 09/01/34 .................. 660 671,046
4.90%, 03/15/35 .................. 550 527,316
6.63%, 10/15/36 .................. 407 440,959
5.80%, 06/15/38 .................. 677 686,711
7.50%, 07/01/38 .................. 640 746,393
6.05%, 06/01/41 .................. 280 282,493
6.50%, 02/01/42 .................. 1,160 1,229,667
6.10%, 02/15/42 .................. 259 260,998
4.95%, 01/15/43 .................. 424 372,029
5.15%, 02/01/43 .................. 690 620,022
5.95%, 10/01/43 .................. 355 350,806
5.30%, 04/01/44 .................. 700 645,095
5.00%, 05/15/44 .................. 537 475,173
5.15%, 03/15/45 .................. 858 776,303
5.35%, 05/15/45 .................. 734 677,440
6.13%, 12/15/45 .................. 1,017 1,028,355
5.30%, 04/15/47 .................. 793 721,646
5.40%, 10/01/47 .................. 1,203 1,108,241
6.00%, 06/15/48 .................. 1,015 1,005,783
6.25%, 04/15/49 .................. 1,429 1,463,357
5.00%, 05/15/50 .................. 1,936 1,689,237
5.95%, 05/15/54 .................. 1,095 1,086,326
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(i)
..................... 745 792,990
6.05%, 09/01/54 .................. 680 682,420
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(d)(i)
................... 275 276,136
Eni SpA
(c)
Series X-R, 4.75%, 09/12/28 .......... 1,485 1,480,501
4.25%, 05/09/29 .................. 1,085 1,063,633
5.50%, 05/15/34 .................. 635 647,428
5.70%, 10/01/40 .................. 325 317,875

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.95%, 05/15/54 .................. USD 575 $ 582,331
Eni USA, Inc., 7.30%, 11/15/27 ......... 663 711,032
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................. 640 642,269
5.38%, 06/01/29 .................. 550 548,172
6.50%, 09/01/30
(c)
................. 950 990,559
EnLink Midstream Partners LP
4.85%, 07/15/26 .................. 513 506,932
5.60%, 04/01/44 .................. 416 372,034
5.05%, 04/01/45 .................. 485 404,465
5.45%, 06/01/47 .................. 505 444,958
EnQuest plc, 11.63%, 11/01/27
(c)
........ 225 229,521
Enterprise Products Operating LLC
5.05%, 01/10/26 .................. 810 813,373
3.70%, 02/15/26 .................. 749 737,042
4.60%, 01/11/27 .................. 849 849,117
3.95%, 02/15/27 .................. 598 588,584
4.15%, 10/16/28 .................. 919 903,310
3.13%, 07/31/29 .................. 895 835,369
2.80%, 01/31/30 .................. 1,115 1,016,858
5.35%, 01/31/33 .................. 1,160 1,197,813
Series D, 6.88%, 03/01/33 ........... 435 492,822
4.85%, 01/31/34 .................. 725 722,514
Series H, 6.65%, 10/15/34 ........... 372 418,258
7.55%, 04/15/38 .................. 452 549,082
6.13%, 10/15/39 .................. 530 572,877
6.45%, 09/01/40 .................. 597 658,064
5.95%, 02/01/41 .................. 582 611,827
5.70%, 02/15/42 .................. 431 441,201
4.85%, 08/15/42 .................. 757 702,683
4.45%, 02/15/43 .................. 1,015 895,011
4.85%, 03/15/44 .................. 1,086 1,004,094
5.10%, 02/15/45 .................. 1,000 955,264
4.90%, 05/15/46 .................. 825 762,971
4.25%, 02/15/48 .................. 1,411 1,185,103
4.80%, 02/01/49 .................. 1,157 1,052,439
4.20%, 01/31/50 .................. 974 808,949
3.70%, 01/31/51 .................. 1,234 938,373
3.20%, 02/15/52 .................. 808 553,671
3.30%, 02/15/53 .................. 870 604,003
4.95%, 10/15/54 .................. 542 498,880
3.95%, 01/31/60 .................. 827 628,905
Series E, (3-mo. CME Term SOFR + 3.29%),
5.25%, 08/16/77
(i)
............... 592 571,985
(3-mo. CME Term SOFR + 2.83%), 5.38%,
02/15/78
(i)
..................... 770 726,026
EOG Resources, Inc.
4.15%, 01/15/26 .................. 1,025 1,017,714
4.38%, 04/15/30 .................. 669 664,479
3.90%, 04/01/35 .................. 403 369,164
4.95%, 04/15/50 .................. 807 754,317
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................. 345 345,153
4.13%, 12/01/26 .................. 470 458,877
7.50%, 06/01/27
(c)
................. 465 477,905
6.50%, 07/01/27
(c)
................. 820 835,613
5.50%, 07/15/28 .................. 775 771,065
4.50%, 01/15/29
(c)
................. 725 693,847
6.38%, 04/01/29
(c)
................. 580 592,265
7.50%, 06/01/30
(c)
................. 480 517,710
4.75%, 01/15/31
(c)
................. 1,024 967,131
6.50%, 07/15/48 .................. 510 517,939
EQT Corp.
3.13%, 05/15/26
(c)
................. 337 324,904
3.90%, 10/01/27 .................. 1,375 1,333,460
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.70%, 04/01/28 .................. USD 358 $ 365,911
5.00%, 01/15/29 .................. 275 273,910
7.00%, 02/01/30 .................. 795 860,776
3.63%, 05/15/31
(c)
................. 350 315,346
5.75%, 02/01/34
(d)
................. 760 771,473
Exxon Mobil Corp.
3.04%, 03/01/26 .................. 1,757 1,715,484
2.28%, 08/16/26 .................. 1,110 1,061,816
3.29%, 03/19/27 .................. 1,290 1,260,140
2.44%, 08/16/29 .................. 1,340 1,223,701
3.48%, 03/19/30 .................. 1,938 1,841,549
2.61%, 10/15/30 .................. 1,952 1,753,450
3.00%, 08/16/39 .................. 730 575,131
4.23%, 03/19/40 .................. 1,888 1,709,766
3.57%, 03/06/45 .................. 920 727,569
4.11%, 03/01/46 .................. 2,249 1,924,205
3.10%, 08/16/49 .................. 1,596 1,118,862
4.33%, 03/19/50 .................. 2,567 2,229,765
3.45%, 04/15/51 .................. 2,071 1,543,203
Fermaca Enterprises S de RL de CV, 6.38%,
03/30/38
(e)
..................... 367 362,338
Flex Intermediate Holdco LLC
(c)
3.36%, 06/30/31 .................. 652 556,282
4.32%, 12/30/39 .................. 565 431,068
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38
(c)
. 342 303,539
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39
(c)
. 95 89,850
Florida Gas Transmission Co. LLC
(c)
2.55%, 07/01/30 .................. 460 405,596
2.30%, 10/01/31 .................. 765 637,065
FS Luxembourg SARL, 8.88%, 02/12/31
(d)(e)
.. 600 588,758
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 545 585,037
Galaxy Pipeline Assets Bidco Ltd.
(e)
1.75%, 09/30/27 .................. 561 528,916
2.16%, 03/31/34 .................. 1,297 1,120,313
2.63%, 03/31/36 .................. 1,600 1,318,655
2.94%, 09/30/40 .................. 1,648 1,336,338
3.25%, 09/30/40 .................. 1,300 1,003,608
Genesis Energy LP
8.00%, 01/15/27 .................. 885 904,670
7.75%, 02/01/28 .................. 610 619,404
8.25%, 01/15/29 .................. 535 556,543
8.88%, 04/15/30 .................. 465 492,090
7.88%, 05/15/32 .................. 555 566,656
Geopark Ltd., 5.50%, 01/17/27
(e)
......... 400 374,890
Global Partners LP
7.00%, 08/01/27 .................. 320 322,527
6.88%, 01/15/29 .................. 355 353,542
8.25%, 01/15/32
(c)
................. 425 436,482
GNL Quintero SA, 4.63%, 07/31/29
(e)
...... 588 579,561
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(d)(e)
. 600 570,000
Gray Oak Pipeline LLC
(c)
2.60%, 10/15/25 .................. 445 430,081
3.45%, 10/15/27 .................. 431 411,449
Greenfire Resources Ltd., 12.00%, 10/01/28
(c)
195 209,481
Greenko Dutch BV, 3.85%, 03/29/26
(e)
..... 728 696,582
Greenko Power II Ltd., 4.30%, 12/13/28
(e)
... 868 808,040
Greensaif Pipelines Bidco SARL
(e)
6.13%, 02/23/38 .................. 1,400 1,431,886
6.51%, 02/23/42 .................. 1,400 1,455,192
GS Caltex Corp.
(e)
4.50%, 01/05/26 .................. 200 198,427
5.38%, 08/07/28 .................. 400 406,916
Gulfport Energy Corp., 8.00%, 05/17/26
(d)
... 450 456,281

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Gulfstream Natural Gas System LLC
(c)
4.60%, 09/15/25 .................. USD 625 $ 619,863
6.19%, 11/01/25 .................. 221 222,856
Hanwha Q Cells Americas Holdings Corp.,
5.00%, 07/27/28
(e)
................ 400 404,524
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 466 459,536
Harvest Midstream I LP
(c)
7.50%, 09/01/28 .................. 669 684,533
7.50%, 05/15/32 .................. 460 474,237
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29
(e)
600 628,327
Hess Corp.
4.30%, 04/01/27 .................. 845 833,999
7.88%, 10/01/29 .................. 344 391,072
7.30%, 08/15/31 .................. 505 573,004
7.13%, 03/15/33 .................. 715 814,408
6.00%, 01/15/40 .................. 882 929,331
5.60%, 02/15/41 .................. 1,362 1,385,908
5.80%, 04/01/47 .................. 681 704,364
Hess Midstream Operations LP
(c)
5.63%, 02/15/26 .................. 735 731,377
5.13%, 06/15/28 .................. 500 487,396
6.50%, 06/01/29 .................. 245 249,967
4.25%, 02/15/30 .................. 681 632,277
5.50%, 10/15/30 .................. 395 384,291
HF Sinclair Corp.
5.88%, 04/01/26 .................. 1,191 1,199,519
6.38%, 04/15/27
(c)
................. 375 378,885
5.00%, 02/01/28
(c)
................. 675 663,251
4.50%, 10/01/30 .................. 490 468,807
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 .................. 550 549,956
5.75%, 02/01/29 .................. 555 546,863
6.00%, 04/15/30 .................. 465 455,369
6.00%, 02/01/31 .................. 548 532,576
6.25%, 04/15/32 .................. 455 442,466
8.38%, 11/01/33 .................. 555 599,930
6.88%, 05/15/34 .................. 420 419,091
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(e)
..................... 400 388,433
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 09/18/33
(d)(e)
............... 400 436,197
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(c)
475 481,338
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 1,095 1,028,104
KazMunayGas National Co. JSC
(e)
4.75%, 04/19/27 .................. 1,000 976,251
5.38%, 04/24/30 .................. 1,000 979,443
3.50%, 04/14/33 .................. 600 496,393
5.75%, 04/19/47 .................. 1,200 1,051,003
6.38%, 10/24/48 .................. 1,400 1,319,183
Kinder Morgan Energy Partners LP
7.40%, 03/15/31 .................. 219 245,738
7.75%, 03/15/32 .................. 148 169,232
7.30%, 08/15/33 .................. 430 488,240
5.80%, 03/15/35 .................. 232 238,925
6.50%, 02/01/37 .................. 330 352,623
6.95%, 01/15/38 .................. 1,307 1,459,079
6.50%, 09/01/39 .................. 480 513,786
6.55%, 09/15/40 .................. 377 399,250
7.50%, 11/15/40 .................. 229 263,539
6.38%, 03/01/41 .................. 368 384,163
5.63%, 09/01/41 .................. 425 413,310
5.00%, 08/15/42 .................. 805 722,328
4.70%, 11/01/42 .................. 300 257,263
5.00%, 03/01/43 .................. 705 631,051
5.50%, 03/01/44 .................. 679 646,651
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40%, 09/01/44 .................. USD 735 $ 689,999
Kinder Morgan, Inc.
1.75%, 11/15/26 .................. 390 364,332
4.30%, 03/01/28 .................. 1,000 986,174
5.00%, 02/01/29 .................. 750 755,805
5.10%, 08/01/29 .................. 535 540,671
2.00%, 02/15/31 .................. 1,040 871,842
7.80%, 08/01/31 .................. 613 706,626
7.75%, 01/15/32 .................. 873 1,005,592
4.80%, 02/01/33 .................. 1,015 983,099
5.20%, 06/01/33 .................. 970 963,657
5.40%, 02/01/34 .................. 890 897,364
5.30%, 12/01/34 .................. 702 699,650
5.55%, 06/01/45 .................. 1,390 1,338,414
5.05%, 02/15/46 .................. 736 661,343
5.20%, 03/01/48 .................. 898 816,726
3.25%, 08/01/50 .................. 838 551,325
3.60%, 02/15/51 .................. 795 557,474
5.45%, 08/01/52 .................. 630 595,058
5.95%, 08/01/54 .................. 350 351,207
Kinetik Holdings LP
(c)
6.63%, 12/15/28 .................. 750 765,391
5.88%, 06/15/30 .................. 910 901,619
Kosmos Energy Ltd., 7.13%, 04/04/26
(d)(e)
... 600 592,664
Kraken Oil & Gas Partners LLC, 7.63%,
08/15/29
(c)
..................... 295 297,914
Leviathan Bond Ltd.
(c)(e)
6.50%, 06/30/27 .................. 500 469,744
6.75%, 06/30/30 .................. 560 500,182
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
..................... 336 335,300
Marathon Oil Corp.
4.40%, 07/15/27 .................. 945 937,514
5.30%, 04/01/29 .................. 545 557,312
6.80%, 03/15/32 .................. 452 500,883
5.70%, 04/01/34 .................. 490 510,440
6.60%, 10/01/37 .................. 995 1,105,833
5.20%, 06/01/45 .................. 461 439,632
Marathon Petroleum Corp.
5.13%, 12/15/26 .................. 676 681,517
3.80%, 04/01/28 .................. 775 750,354
6.50%, 03/01/41 .................. 890 950,652
4.75%, 09/15/44 .................. 886 775,491
4.50%, 04/01/48 .................. 587 482,812
5.00%, 09/15/54 .................. 520 449,782
Martin Midstream Partners LP, 11.50%,
02/15/28
(c)
..................... 380 416,122
Matador Resources Co.
(c)
6.88%, 04/15/28 .................. 460 468,902
6.50%, 04/15/32 .................. 820 823,544
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(e)
..................... 1,684 1,557,790
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(e)
650 684,256
MEG Energy Corp.
(c)
7.13%, 02/01/27
(d)
................. 133 134,890
5.88%, 02/01/29 .................. 545 538,608
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29
(c)
..................... 927 912,351
Moss Creek Resources Holdings, Inc.
(c)
7.50%, 01/15/26 .................. 545 545,175
10.50%, 05/15/27 ................. 460 470,602
Motiva Enterprises LLC, 6.85%, 01/15/40
(c)
.. 880 946,083
MPLX LP
1.75%, 03/01/26 .................. 1,512 1,436,812
4.13%, 03/01/27 .................. 1,145 1,124,747

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.25%, 12/01/27 .................. USD 627 $ 614,803
4.00%, 03/15/28 .................. 1,514 1,471,239
4.80%, 02/15/29 .................. 522 520,965
2.65%, 08/15/30 .................. 1,613 1,424,177
4.95%, 09/01/32 .................. 730 714,581
5.00%, 03/01/33 .................. 515 503,950
5.50%, 06/01/34 .................. 800 805,988
4.50%, 04/15/38 .................. 1,449 1,305,320
5.20%, 03/01/47 .................. 840 772,560
5.20%, 12/01/47 .................. 920 835,845
4.70%, 04/15/48 .................. 1,424 1,205,170
5.50%, 02/15/49 .................. 1,441 1,362,568
4.95%, 03/14/52 .................. 827 720,556
5.65%, 03/01/53 .................. 695 667,152
4.90%, 04/15/58 .................. 545 459,338
Murphy Oil Corp.
(f)
5.88%, 12/01/27 .................. 405 404,852
6.38%, 07/15/28 .................. 335 337,344
7.05%, 05/01/29 .................. 175 183,738
5.88%, 12/01/42 .................. 310 284,039
Murphy Oil USA, Inc.
5.63%, 05/01/27 .................. 215 212,967
4.75%, 09/15/29 .................. 450 430,318
3.75%, 02/15/31
(c)
................. 476 423,151
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 .................. 776 762,713
6.50%, 09/30/26 .................. 1,375 1,277,903
8.75%, 03/15/29
(d)
................. 700 634,744
NGPL PipeCo LLC
(c)
4.88%, 08/15/27 .................. 783 776,000
3.25%, 07/15/31 .................. 344 299,948
7.77%, 12/15/37 .................. 582 682,540
Nogaholding Sukuk Ltd.
(e)
5.25%, 04/08/29 .................. 600 581,279
6.63%, 05/25/33 .................. 400 417,352
Northern Natural Gas Co.
(c)
4.30%, 01/15/49 .................. 895 728,643
3.40%, 10/16/51 .................. 734 498,660
5.63%, 02/01/54 .................. 425 426,389
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 .................. 631 643,580
8.75%, 06/15/31 .................. 460 485,413
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 318 311,789
NuStar Logistics LP
5.75%, 10/01/25 .................. 507 507,508
6.00%, 06/01/26 .................. 387 387,938
5.63%, 04/28/27 .................. 550 547,051
6.38%, 10/01/30 .................. 550 561,987
Occidental Petroleum Corp.
5.88%, 09/01/25 .................. 660 662,659
5.50%, 12/01/25 .................. 760 762,350
5.55%, 03/15/26 .................. 560 563,119
8.50%, 07/15/27 .................. 612 663,285
5.00%, 08/01/27 .................. 750 753,376
6.38%, 09/01/28
(d)
................. 511 533,833
5.20%, 08/01/29 .................. 1,310 1,322,465
8.88%, 07/15/30 .................. 821 962,579
6.63%, 09/01/30 .................. 1,455 1,556,882
6.13%, 01/01/31 .................. 1,237 1,292,732
7.50%, 05/01/31 .................. 1,063 1,195,028
7.88%, 09/15/31 .................. 495 566,174
5.38%, 01/01/32 .................. 700 708,184
5.55%, 10/01/34 .................. 645 650,563
6.45%, 09/15/36 .................. 1,495 1,604,996
7.95%, 06/15/39 .................. 413 490,509
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.20%, 03/15/40 .................. USD 875 $ 902,522
6.60%, 03/15/46 .................. 940 1,004,213
4.40%, 04/15/46 .................. 356 287,849
4.20%, 03/15/48 .................. 523 406,034
6.05%, 10/01/54 .................. 810 815,083
ONEOK Partners LP
6.65%, 10/01/36 .................. 515 563,969
6.85%, 10/15/37 .................. 475 524,344
6.13%, 02/01/41 .................. 752 767,710
6.20%, 09/15/43 .................. 468 480,386
ONEOK, Inc.
2.20%, 09/15/25 .................. 35 33,914
5.85%, 01/15/26 .................. 470 474,787
5.00%, 03/01/26 .................. 760 759,743
5.55%, 11/01/26 .................. 1,065 1,079,883
4.00%, 07/13/27 .................. 475 465,451
4.55%, 07/15/28 .................. 658 651,688
5.65%, 11/01/28 .................. 782 806,401
4.35%, 03/15/29 .................. 777 760,969
3.40%, 09/01/29 .................. 963 900,517
3.10%, 03/15/30 .................. 565 516,057
3.25%, 06/01/30 .................. 240 220,188
5.80%, 11/01/30 .................. 755 788,850
6.35%, 01/15/31 .................. 540 573,519
6.10%, 11/15/32 .................. 1,060 1,119,379
6.05%, 09/01/33 .................. 1,155 1,215,248
6.00%, 06/15/35 .................. 298 312,494
5.15%, 10/15/43 .................. 525 486,674
4.25%, 09/15/46 .................. 390 312,318
4.95%, 07/13/47 .................. 568 498,089
4.20%, 10/03/47 .................. 465 365,369
5.20%, 07/15/48 .................. 948 858,071
4.85%, 02/01/49 .................. 669 576,760
4.45%, 09/01/49 .................. 705 569,848
3.95%, 03/01/50 .................. 840 627,854
4.50%, 03/15/50 .................. 365 298,045
7.15%, 01/15/51 .................. 591 664,726
6.63%, 09/01/53 .................. 670 732,242
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26
(e)
..................... 600 585,771
OQ SAOC, 5.13%, 05/06/28
(e)
.......... 800 781,054
Ovintiv, Inc.
5.38%, 01/01/26 .................. 555 555,513
5.65%, 05/15/28 .................. 710 725,053
8.13%, 09/15/30 .................. 315 361,480
7.20%, 11/01/31 .................. 585 641,576
7.38%, 11/01/31 .................. 366 404,605
6.25%, 07/15/33 .................. 490 512,335
6.50%, 08/15/34 .................. 611 653,656
6.63%, 08/15/37 .................. 488 515,781
6.50%, 02/01/38 .................. 476 498,768
7.10%, 07/15/53 .................. 275 306,968
Parkland Corp.
(c)
5.88%, 07/15/27 .................. 465 464,044
4.50%, 10/01/29 .................. 730 683,263
4.63%, 05/01/30 .................. 756 703,412
PBF Holding Co. LLC
6.00%, 02/15/28 .................. 750 736,160
7.88%, 09/15/30
(c)
................. 420 434,827
Peru LNG SRL, 5.38%, 03/22/30
(e)
....... 800 705,114
Petrobras Global Finance BV
7.38%, 01/17/27 .................. 1,000 1,037,714
6.00%, 01/27/28 .................. 615 618,499
5.09%, 01/15/30 .................. 570 550,089
5.60%, 01/03/31
(d)
................. 1,325 1,294,232

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/03/33
(d)
................. USD 500 $ 509,237
6.88%, 01/20/40
(d)
................. 638 637,176
6.75%, 01/27/41 .................. 600 592,562
7.25%, 03/17/44
(d)
................. 800 829,412
6.90%, 03/19/49
(d)
................. 550 532,802
5.50%, 06/10/51 .................. 750 614,383
6.85%, 06/05/2115 ................ 1,350 1,253,693
Petron Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 7.57%),
5.95%
(e)(i)(j)
..................... 400 391,675
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(e)
..................... 400 365,878
Petrorio Luxembourg Holding SARL, 6.13%,
06/09/26
(e)
..................... 600 593,635
Phillips 66
1.30%, 02/15/26 .................. 706 667,966
3.90%, 03/15/28 .................. 981 953,448
2.15%, 12/15/30 .................. 657 562,717
4.65%, 11/15/34 .................. 550 525,413
5.88%, 05/01/42 .................. 759 781,927
4.88%, 11/15/44 .................. 1,773 1,611,966
3.30%, 03/15/52 .................. 995 667,656
Phillips 66 Co.
3.55%, 10/01/26 .................. 561 546,322
4.95%, 12/01/27 .................. 1,035 1,043,379
3.75%, 03/01/28 .................. 962 930,177
3.15%, 12/15/29 .................. 744 686,101
5.25%, 06/15/31 .................. 425 433,297
5.30%, 06/30/33 .................. 805 813,963
4.68%, 02/15/45 .................. 558 489,529
4.90%, 10/01/46 .................. 580 519,156
5.65%, 06/15/54 .................. 595 584,377
Pioneer Natural Resources Co.
1.13%, 01/15/26 .................. 1,130 1,073,477
5.10%, 03/29/26 .................. 1,070 1,075,631
1.90%, 08/15/30 .................. 1,115 957,224
2.15%, 01/15/31 .................. 639 549,154
Plains All American Pipeline LP
4.65%, 10/15/25 .................. 1,025 1,018,244
4.50%, 12/15/26 .................. 688 680,285
3.55%, 12/15/29 .................. 544 507,756
3.80%, 09/15/30 .................. 931 871,197
5.70%, 09/15/34 .................. 535 543,445
6.65%, 01/15/37 .................. 595 643,633
5.15%, 06/01/42 .................. 749 684,032
4.30%, 01/31/43 .................. 370 300,632
4.70%, 06/15/44 .................. 410 348,479
4.90%, 02/15/45 .................. 600 523,209
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 380 391,630
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27
(e)
................. 400 376,116
2.99%, 01/15/30
(e)
................. 200 182,496
6.35%, 06/12/42
(c)(d)
................ 400 443,026
3.90%, 12/06/59
(d)(e)
................ 600 465,071
Puma International Financing SA, 7.75%,
04/25/29
(c)
..................... 600 607,156
QazaqGaz NC JSC, 4.38%, 09/26/27
(e)
..... 600 569,215
Raizen Fuels Finance SA
(e)
5.30%, 01/20/27
(d)
................. 400 397,238
6.45%, 03/05/34 .................. 1,000 1,038,044
6.95%, 03/05/54 .................. 400 413,371
Range Resources Corp.
4.88%, 05/15/25 .................. 350 347,733
8.25%, 01/15/29 .................. 470 488,263
4.75%, 02/15/30
(c)
................. 490 464,335
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
(c)
5.84%, 09/30/27 .................. USD 638 $ 642,038
6.33%, 09/30/27 .................. 139 141,232
Reliance Industries Ltd.
(e)
3.67%, 11/30/27 .................. 600 578,408
2.88%, 01/12/32 .................. 1,140 982,768
6.25%, 10/19/40 .................. 250 268,589
4.88%, 02/10/45 .................. 1,000 916,557
3.63%, 01/12/52 .................. 1,750 1,270,516
3.75%, 01/12/62 .................. 750 532,432
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. 635 602,624
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 .................. 200 196,087
4.95%, 07/15/29 .................. 520 497,305
4.80%, 05/15/30 .................. 360 336,109
7.50%, 07/15/38 .................. 215 225,516
6.88%, 04/15/40 .................. 460 452,565
SA Global Sukuk Ltd.
(e)
1.60%, 06/17/26 .................. 1,800 1,691,662
2.69%, 06/17/31 .................. 2,600 2,260,428
Sabal Trail Transmission LLC
(c)
4.25%, 05/01/28 .................. 438 428,142
4.68%, 05/01/38 .................. 520 485,875
4.83%, 05/01/48 .................. 557 489,402
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 .................. 1,689 1,706,466
5.00%, 03/15/27 .................. 1,442 1,445,963
4.20%, 03/15/28 .................. 1,143 1,119,277
4.50%, 05/15/30 .................. 1,050 1,029,666
5.90%, 09/15/37 .................. 750 774,268
Santos Finance Ltd.
5.25%, 03/13/29
(e)
................. 600 599,179
3.65%, 04/29/31
(c)
................. 675 606,737
6.88%, 09/19/33
(c)
................. 695 758,940
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(c)
... 525 540,268
Sempra Infrastructure Partners LP, 3.25%,
01/15/32
(c)
..................... 485 409,501
SEPLAT Energy plc, 7.75%, 04/01/26
(e)
.... 600 592,995
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(d)(e)
.................... 600 539,400
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43
(e)
. 450 408,511
Sinopec Group Overseas Development 2013
Ltd., 5.38%, 10/17/43
(e)
............. 1,400 1,460,875
Sinopec Group Overseas Development 2015
Ltd., 4.10%, 04/28/45
(e)
............. 600 529,699
Sinopec Group Overseas Development 2016
Ltd.
(e)
3.50%, 05/03/26 .................. 200 196,138
2.75%, 09/29/26 .................. 800 769,009
4.25%, 05/03/46 .................. 600 540,181
Sinopec Group Overseas Development 2017
Ltd.
(e)
3.63%, 04/12/27 .................. 200 195,423
3.25%, 09/13/27 .................. 825 794,094
4.25%, 04/12/47 .................. 200 180,379
Sinopec Group Overseas Development 2018
Ltd.
(e)
4.13%, 09/12/25 .................. 600 594,813
1.45%, 01/08/26 .................. 1,000 955,931
4.25%, 09/12/28 .................. 400 399,287
2.95%, 08/08/29 .................. 600 564,492
2.95%, 11/12/29 .................. 1,200 1,125,582
2.70%, 05/13/30 .................. 2,000 1,840,627
2.30%, 01/08/31 .................. 1,700 1,503,240
4.60%, 09/12/48 .................. 200 188,687

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.68%, 08/08/49 .................. USD 600 $ 487,713
3.44%, 11/12/49 .................. 400 311,255
3.35%, 05/13/50 .................. 800 609,741
3.10%, 01/08/51 .................. 600 435,230
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 495 517,745
SK Battery America, Inc.
(e)
2.13%, 01/26/26 .................. 600 568,778
4.88%, 01/23/27 .................. 400 399,456
SM Energy Co.
5.63%, 06/01/25 .................. 200 199,873
6.75%, 09/15/26 .................. 396 396,156
6.63%, 01/15/27 .................. 382 382,663
6.50%, 07/15/28 .................. 375 374,447
6.75%, 08/01/29
(c)
................. 600 603,575
7.00%, 08/01/32
(c)
................. 540 545,799
Southwestern Energy Co.
8.38%, 09/15/28 .................. 280 288,904
5.38%, 02/01/29 .................. 625 612,581
5.38%, 03/15/30 .................. 1,065 1,038,899
4.75%, 02/01/32 .................. 1,050 980,999
Spectra Energy Partners LP
3.38%, 10/15/26 .................. 653 631,833
5.95%, 09/25/43 .................. 755 762,705
4.50%, 03/15/45 .................. 611 511,944
Strathcona Resources Ltd., 6.88%, 08/01/26
(c)
415 417,991
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(c)
..................... 440 449,766
Suncor Energy, Inc.
7.15%, 02/01/32 .................. 520 580,584
5.95%, 12/01/34 .................. 664 696,550
6.80%, 05/15/38 .................. 700 778,028
6.50%, 06/15/38 .................. 1,040 1,147,417
6.85%, 06/01/39 .................. 655 730,297
4.00%, 11/15/47 .................. 896 693,071
3.75%, 03/04/51 .................. 694 507,707
Sunnova Energy Corp.
(c)(d)
5.88%, 09/01/26 .................. 380 314,559
11.75%, 10/01/28 ................. 360 282,148
Sunoco LP
6.00%, 04/15/27 .................. 545 544,539
5.88%, 03/15/28 .................. 290 288,843
7.00%, 09/15/28
(c)
................. 450 463,003
7.00%, 05/01/29
(c)
................. 680 700,815
4.50%, 05/15/29 .................. 735 695,134
4.50%, 04/30/30 .................. 716 668,868
7.25%, 05/01/32
(c)
................. 685 712,246
Sweihan PV Power Co. PJSC, 3.63%,
01/31/49
(e)
..................... 570 460,998
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 .................. 390 387,302
5.50%, 01/15/28 .................. 700 675,155
7.38%, 02/15/29 .................. 720 728,928
6.00%, 12/31/30 .................. 655 620,431
6.00%, 09/01/31 .................. 440 414,792
Talos Production, Inc.
(c)
9.00%, 02/01/29 .................. 560 590,340
9.38%, 02/01/31 .................. 580 615,032
Targa Resources Corp.
5.20%, 07/01/27 .................. 755 762,438
6.15%, 03/01/29 .................. 460 482,174
4.20%, 02/01/33 .................. 610 561,100
6.13%, 03/15/33 .................. 789 829,737
6.50%, 03/30/34 .................. 647 700,522
4.95%, 04/15/52 .................. 1,245 1,089,722
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.25%, 07/01/52 .................. USD 566 $ 586,004
6.50%, 02/15/53 .................. 606 649,753
Targa Resources Partners LP
6.50%, 07/15/27 .................. 615 621,724
5.00%, 01/15/28 .................. 890 882,125
6.88%, 01/15/29 .................. 440 451,948
5.50%, 03/01/30 .................. 1,025 1,027,587
4.88%, 02/01/31 .................. 965 937,350
4.00%, 01/15/32 .................. 695 634,267
TC PipeLines LP, 3.90%, 05/25/27 ....... 222 215,043
Tengizchevroil Finance Co. International Ltd.
(e)
2.63%, 08/15/25 .................. 600 577,257
4.00%, 08/15/26 .................. 800 766,689
3.25%, 08/15/30 .................. 700 582,039
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27 .................. 195 204,664
7.00%, 10/15/28 .................. 438 470,416
2.90%, 03/01/30
(c)
................. 1,095 981,749
7.63%, 04/01/37 .................. 65 76,266
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 .................. 660 636,422
4.75%, 01/15/30 .................. 635 590,028
Texas Eastern Transmission LP
3.50%, 01/15/28
(c)
................. 19 18,178
7.00%, 07/15/32 .................. 65 72,132
4.15%, 01/15/48
(c)
................. 502 392,448
Thaioil Treasury Center Co. Ltd.
(e)
2.50%, 06/18/30 .................. 1,000 865,924
5.38%, 11/20/48 .................. 600 558,210
3.50%, 10/17/49 .................. 400 275,821
3.75%, 06/18/50 .................. 600 431,535
TMS Issuer SARL, 5.78%, 08/23/32
(e)
..... 1,200 1,223,954
Topaz Solar Farms LLC
(c)
4.88%, 09/30/39 .................. 88 78,192
5.75%, 09/30/39 .................. 538 522,875
Tosco Corp., 8.13%, 02/15/30 .......... 670 786,152
TotalEnergies Capital International SA
3.46%, 02/19/29 .................. 1,715 1,640,129
2.83%, 01/10/30 .................. 1,145 1,049,625
2.99%, 06/29/41 .................. 1,125 838,674
3.46%, 07/12/49 .................. 1,051 779,629
3.13%, 05/29/50 .................. 1,367 950,757
3.39%, 06/29/60 .................. 918 631,392
TotalEnergies Capital SA
3.88%, 10/11/28 .................. 1,451 1,415,271
5.15%, 04/05/34 .................. 540 552,125
5.49%, 04/05/54 .................. 680 687,247
5.64%, 04/05/64 .................. 575 583,412
TransCanada PipeLines Ltd.
4.88%, 01/15/26 .................. 948 946,537
6.20%, 03/09/26 .................. 265 265,131
4.25%, 05/15/28 .................. 1,155 1,131,123
4.10%, 04/15/30 .................. 1,043 1,004,305
2.50%, 10/12/31 .................. 800 687,690
4.63%, 03/01/34 .................. 1,541 1,479,698
5.60%, 03/31/34 .................. 134 137,553
5.85%, 03/15/36 .................. 507 525,279
6.20%, 10/15/37 .................. 1,079 1,142,187
4.75%, 05/15/38 .................. 425 398,407
7.25%, 08/15/38 .................. 535 621,748
7.63%, 01/15/39 .................. 681 815,242
6.10%, 06/01/40 .................. 693 719,990
5.00%, 10/16/43 .................. 963 891,188
4.88%, 05/15/48 .................. 950 859,367
5.10%, 03/15/49 .................. 679 633,576

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. USD 1,033 $ 1,067,015
4.00%, 03/15/28 .................. 724 704,496
3.25%, 05/15/30 .................. 903 831,883
5.40%, 08/15/41 .................. 368 363,574
4.45%, 08/01/42 .................. 441 391,099
4.60%, 03/15/48 .................. 625 542,119
3.95%, 05/15/50 .................. 540 417,765
TransMontaigne Partners LP, 6.13%, 02/15/26 270 266,985
Transportadora de Gas del Peru SA, 4.25%,
04/30/28
(e)
..................... 640 623,128
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28
(e)
................ 400 393,132
Tullow Oil plc, 10.25%, 05/15/26
(e)
........ 1,303 1,255,345
Valero Energy Corp.
3.40%, 09/15/26 .................. 150 145,385
2.15%, 09/15/27 .................. 641 592,869
4.35%, 06/01/28 .................. 453 446,600
4.00%, 04/01/29 .................. 235 227,346
2.80%, 12/01/31 .................. 575 497,981
7.50%, 04/15/32 .................. 590 675,139
6.63%, 06/15/37 .................. 1,408 1,542,050
4.90%, 03/15/45 .................. 814 748,195
3.65%, 12/01/51 .................. 825 587,471
4.00%, 06/01/52 .................. 630 475,055
Valero Energy Partners LP, 4.50%, 03/15/28 . 492 485,914
Var Energi ASA
(c)
5.00%, 05/18/27 .................. 365 362,240
7.50%, 01/15/28 .................. 645 686,805
8.00%, 11/15/32 .................. 415 474,648
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. 1,104 1,021,598
6.25%, 01/15/30 .................. 905 930,778
4.13%, 08/15/31 .................. 1,176 1,070,232
3.88%, 11/01/33 .................. 1,130 980,504
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)(d)
.. 335 332,725
Viper Energy, Inc.
(c)
5.38%, 11/01/27 .................. 380 374,163
7.38%, 11/01/31 .................. 320 336,100
Vital Energy, Inc.
7.75%, 07/31/29
(c)(d)
................ 275 278,173
9.75%, 10/15/30 .................. 325 355,493
7.88%, 04/15/32
(c)
................. 785 798,822
W&T Offshore, Inc., 11.75%, 02/01/26
(c)
.... 265 271,841
Western Midstream Operating LP
4.65%, 07/01/26 .................. 612 606,483
4.50%, 03/01/28 .................. 620 607,095
4.75%, 08/15/28
(d)
................. 480 474,124
6.35%, 01/15/29 .................. 135 141,510
4.05%, 02/01/30 .................. 982 933,479
6.15%, 04/01/33 .................. 355 370,422
5.45%, 04/01/44 .................. 440 403,378
5.30%, 03/01/48 .................. 800 705,294
5.50%, 08/15/48 .................. 440 394,830
5.25%, 02/01/50 .................. 1,102 979,658
Williams Cos., Inc. (The)
4.00%, 09/15/25 .................. 625 617,276
5.40%, 03/02/26 .................. 380 382,596
3.75%, 06/15/27 .................. 991 963,458
5.30%, 08/15/28 .................. 864 880,118
4.90%, 03/15/29 .................. 1,115 1,118,271
3.50%, 11/15/30 .................. 1,092 1,011,935
Series A, 7.50%, 01/15/31 ............ 169 190,471
2.60%, 03/15/31 .................. 140 121,062
8.75%, 03/15/32 .................. 270 327,233
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.65%, 08/15/32 .................. USD 550 $ 534,767
5.65%, 03/15/33 .................. 820 846,808
5.15%, 03/15/34 .................. 870 867,236
6.30%, 04/15/40 .................. 1,076 1,141,105
5.80%, 11/15/43 .................. 404 403,437
5.40%, 03/04/44 .................. 414 396,881
5.75%, 06/24/44 .................. 615 612,597
4.90%, 01/15/45 .................. 498 444,919
5.10%, 09/15/45 .................. 864 798,257
4.85%, 03/01/48 .................. 808 715,388
3.50%, 10/15/51 .................. 670 476,100
5.30%, 08/15/52 .................. 800 759,679
640,264,570
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(c)
... 275 258,775
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 .................. 485 458,105
4.25%, 04/30/29
(e)
................. 600 563,078
4.20%, 01/29/30
(e)
................. 400 373,471
5.50%, 11/02/47 .................. 455 409,099
5.50%, 04/30/49
(e)
................. 400 365,489
5.15%, 01/29/50
(e)
................. 450 384,412
Clearwater Paper Corp., 4.75%, 08/15/28
(c)
.. 255 240,909
Domtar Corp., 6.75%, 10/01/28
(c)
........ 587 534,157
Georgia-Pacific LLC
1.75%, 09/30/25
(c)
................. 781 753,112
0.95%, 05/15/26
(c)
................. 712 666,343
2.10%, 04/30/27
(c)
................. 692 646,383
7.75%, 11/15/29 .................. 438 499,245
2.30%, 04/30/30
(c)
................. 585 515,656
8.88%, 05/15/31 .................. 105 128,781
Glatfelter Corp., 4.75%, 11/15/29
(c)(d)
...... 455 385,037
Louisiana-Pacific Corp., 3.63%, 03/15/29
(c)
.. 345 318,634
Mercer International, Inc.
5.50%, 01/15/26 .................. 290 282,235
12.88%, 10/01/28
(c)
................ 195 208,369
5.13%, 02/01/29
(d)
................. 801 678,862
Stora Enso OYJ, 7.25%, 04/15/36
(c)
....... 425 461,858
Suzano Austria GmbH
5.75%, 07/14/26
(d)(e)
................ 600 605,283
2.50%, 09/15/28 .................. 545 481,456
6.00%, 01/15/29 .................. 1,548 1,564,200
5.00%, 01/15/30 .................. 881 849,182
3.75%, 01/15/31 .................. 1,275 1,134,306
Series DM3N, 3.13%, 01/15/32 ........ 1,100 914,703
7.00%, 03/16/47
(d)(e)
................ 1,000 1,048,487
Suzano International Finance BV, 5.50%,
01/17/27 ...................... 1,214 1,218,078
UPM-Kymmene OYJ, 7.45%, 11/26/27
(c)
.... 205 216,438
17,164,143
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(c)
.......... 1,095 1,053,160
Air Canada Pass-Through Trust
(c)
Series 2020-1,Class C, 10.50%, 07/15/26 . 290 313,543
Series 2015-1,Class A, 3.60%, 03/15/27 .. 294 281,599
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(c)(d)
.... 588 577,056
Allegiant Travel Co., 7.25%, 08/15/27
(c)(d)
.... 520 485,082
American Airlines Pass-Through Trust
Series 2014-1,Class A, 3.70%, 10/01/26 .. 503 482,140
Series 2015-1,Class A, 3.38%, 05/01/27 .. 651 615,024
Series 2015-2,Class AA, 3.60%, 09/22/27 . 275 263,389
Series 2016-1,Class AA, 3.58%, 01/15/28 . 130 123,893
Series 2016-2,Class AA, 3.20%, 06/15/28 . 556 517,451

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2016-3,Class AA, 3.00%, 10/15/28
(d)
USD 458 $ 422,990
Series 2017-1,Class AA, 3.65%, 02/15/29 . 427 399,314
Series 2017-2,Class AA, 3.35%, 10/15/29 . 476 442,948
Series 2019-1,Class AA, 3.15%, 02/15/32 . 102 92,099
Series 2021-1,Class A, 2.88%, 07/11/34 .. 1,019 879,157
American Airlines, Inc.
(c)
5.50%, 04/20/26 .................. 1,847 1,834,542
7.25%, 02/15/28
(d)
................. 670 669,406
5.75%, 04/20/29 .................. 2,760 2,697,154
8.50%, 05/15/29 .................. 925 951,577
Avianca Midco 2 plc, 9.00%, 12/01/28
(e)
.... 1,460 1,428,968
Azul Secured Finance LLP
(e)
11.93%, 08/28/28
(d)
................ 1,000 956,746
10.88%, 05/28/30 ................. 400 305,744
British Airways Pass-Through Trust
(c)
Series 2020-1,Class A, 4.25%, 11/15/32 .. 549 517,054
Series 2019-1,Class AA, 3.30%, 12/15/32
(d)
408 372,097
Series 2021-1,Class A, 2.90%, 03/15/35
(d)
. 301 260,436
Delta Air Lines Pass-Through Trust, Series
2020-1, Class AA, 2.00%, 06/10/28 ..... 68 63,013
Delta Air Lines, Inc.
4.50%, 10/20/25
(c)
................. 1,018 1,011,350
7.38%, 01/15/26 .................. 755 771,242
4.38%, 04/19/28 .................. 420 405,499
4.75%, 10/20/28
(c)
................. 1,921 1,898,659
3.75%, 10/28/29
(d)
................. 468 433,884
Grupo Aeromexico SAB de CV, 8.50%,
03/17/27
(d)(e)
.................... 600 599,348
Hawaiian Brand Intellectual Property Ltd.,
11.00%, 04/15/29
(c)(d)
.............. 500 476,040
JetBlue Pass-Through Trust
Series 2019-1,Class AA, 2.75%, 05/15/32 . 870 760,959
Series 2020-1,Class A, 4.00%, 11/15/32
(d)
. 463 431,897
Korean Air Lines Co. Ltd., 4.75%, 09/23/25
(e)
. 200 199,171
Latam Airlines Group SA, 13.38%, 10/15/29
(e)
. 600 693,918
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
510 514,514
Southwest Airlines Co.
3.00%, 11/15/26 .................. 403 385,409
5.13%, 06/15/27 .................. 1,776 1,784,387
3.45%, 11/16/27 .................. 326 310,672
2.63%, 02/10/30 .................. 820 725,917
Spirit Airlines Pass Through Trust, Series 2015-
1A, Class A, 4.10%, 04/01/28 ......... 215 199,466
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)(d)
................ 978 616,788
United Airlines Pass-Through Trust
Series 2013-1,Class A, 4.30%, 08/15/25 .. 407 400,604
Series 2014-1,Class A, 4.00%, 04/11/26 .. 465 453,281
Series 2014-2,Class A, 3.75%, 09/03/26 .. 821 796,243
Series 2020-1,Class A, 5.88%, 10/15/27 .. 856 863,122
Series 2016-1,Class AA, 3.10%, 07/07/28 . 419 390,145
Series 2016-2,Class AA, 2.88%, 10/07/28 . 773 706,026
Series 2016-2,Class A, 3.10%, 10/07/28 .. 173 153,452
Series 2018-1,Class AA, 3.50%, 03/01/30 . 644 599,095
Series 2019-1,Class AA, 4.15%, 08/25/31 . 771 726,713
Series 2019-2,Class AA, 2.70%, 05/01/32 . 208 180,893
Series 2023-1,Class A, 5.80%, 01/15/36 .. 1,457 1,480,165
Series 2024-1,Class AA, 5.45%, 02/15/37 . 650 662,501
Series 2024-1,Class A, 5.88%, 02/15/37 .. 175 177,372
United Airlines, Inc.
(c)
4.38%, 04/15/26 .................. 1,795 1,749,805
4.63%, 04/15/29 .................. 1,820 1,720,699
Unity 1 Sukuk Ltd., 2.39%, 11/03/25
(e)
..... 400 383,702
VistaJet Malta Finance plc
(c)(d)
7.88%, 05/01/27 .................. 470 425,184
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
9.50%, 06/01/28 .................. USD 465 $ 416,896
6.38%, 02/01/30 .................. 900 717,313
42,227,913
Personal Care Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/30
(c)
.... 760 783,296
Conopco, Inc., Series E, 7.25%, 12/15/26 ... 705 746,588
Coty, Inc.
(c)
5.00%, 04/15/26 .................. 586 579,749
4.75%, 01/15/29 .................. 453 433,454
6.63%, 07/15/30 .................. 685 703,430
Edgewell Personal Care Co.
(c)
5.50%, 06/01/28 .................. 699 685,544
4.13%, 04/01/29 .................. 445 413,932
Estee Lauder Cos., Inc. (The)
3.15%, 03/15/27 .................. 397 383,375
4.38%, 05/15/28 .................. 510 506,617
2.38%, 12/01/29 .................. 510 456,144
2.60%, 04/15/30 .................. 945 846,274
1.95%, 03/15/31 .................. 962 807,943
4.65%, 05/15/33 .................. 307 302,236
5.00%, 02/14/34 .................. 350 351,291
6.00%, 05/15/37 .................. 435 472,069
4.38%, 06/15/45 .................. 562 486,084
4.15%, 03/15/47 .................. 578 479,923
3.13%, 12/01/49 .................. 968 662,112
5.15%, 05/15/53
(d)
................. 237 227,639
Haleon US Capital LLC
3.38%, 03/24/27 .................. 845 817,308
3.38%, 03/24/29 .................. 1,535 1,451,428
3.63%, 03/24/32 .................. 1,680 1,542,156
4.00%, 03/24/52 .................. 235 190,960
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(c)
... 258 256,191
Kenvue, Inc.
5.35%, 03/22/26 .................. 343 346,581
5.05%, 03/22/28 .................. 883 899,886
5.00%, 03/22/30 .................. 1,315 1,346,873
4.90%, 03/22/33 .................. 1,080 1,089,504
5.10%, 03/22/43 .................. 1,360 1,343,357
5.05%, 03/22/53 .................. 1,140 1,101,056
5.20%, 03/22/63 .................. 795 769,289
Oriflame Investment Holding plc, 5.13%,
05/04/26
(c)
..................... 395 99,037
Prestige Brands, Inc.
(c)
5.13%, 01/15/28 .................. 375 366,687
3.75%, 04/01/31 .................. 541 477,212
22,425,225
Pharmaceuticals — 1.0%
Astrazeneca Finance LLC
1.20%, 05/28/26 .................. 475 446,498
4.80%, 02/26/27 .................. 1,310 1,318,982
4.88%, 03/03/28 .................. 1,115 1,129,350
1.75%, 05/28/28 .................. 1,505 1,360,671
4.85%, 02/26/29 .................. 1,485 1,506,062
4.90%, 03/03/30 .................. 1,085 1,107,593
4.90%, 02/26/31 .................. 965 981,340
2.25%, 05/28/31 .................. 594 512,808
4.88%, 03/03/33 .................. 705 713,085
5.00%, 02/26/34 .................. 850 864,821
AstraZeneca plc
3.38%, 11/16/25 .................. 2,326 2,288,445
0.70%, 04/08/26 .................. 1,440 1,348,952
3.13%, 06/12/27 .................. 1,015 977,928
4.00%, 01/17/29 .................. 1,544 1,515,463
1.38%, 08/06/30 .................. 1,322 1,106,846

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.45%, 09/15/37 .................. USD 1,637 $ 1,869,231
4.00%, 09/18/42 .................. 1,100 945,432
4.38%, 11/16/45 .................. 1,069 951,515
4.38%, 08/17/48 .................. 863 762,760
2.13%, 08/06/50 .................. 550 315,908
3.00%, 05/28/51 .................. 850 587,783
Bausch Health Americas, Inc.
(c)
9.25%, 04/01/26 .................. 755 666,229
8.50%, 01/31/27
(d)
................. 596 432,860
Bausch Health Cos., Inc.
(c)
5.50%, 11/01/25 .................. 1,525 1,429,997
9.00%, 12/15/25 .................. 860 777,923
6.13%, 02/01/27 .................. 960 815,599
5.75%, 08/15/27 .................. 445 365,839
7.00%, 01/15/28
(d)
................. 225 130,677
5.00%, 01/30/28
(d)
................. 404 221,817
4.88%, 06/01/28 .................. 1,425 1,096,873
11.00%, 09/30/28 ................. 1,581 1,477,951
5.00%, 02/15/29
(d)
................. 464 228,264
6.25%, 02/15/29 .................. 785 414,015
7.25%, 05/30/29 .................. 335 177,050
5.25%, 01/30/30 .................. 685 346,849
14.00%, 10/15/30 ................. 347 293,278
5.25%, 02/15/31 .................. 380 192,433
Bayer Corp., 6.65%, 02/15/28
(c)
......... 420 439,000
Bayer US Finance II LLC
(c)
4.25%, 12/15/25 .................. 1,847 1,818,448
4.38%, 12/15/28 .................. 1,767 1,706,289
4.20%, 07/15/34 .................. 565 496,191
5.50%, 07/30/35 .................. 260 251,866
4.63%, 06/25/38 .................. 905 785,984
4.40%, 07/15/44 .................. 1,074 834,080
3.95%, 04/15/45 .................. 766 555,719
4.88%, 06/25/48 .................. 880 722,935
4.70%, 07/15/64 .................. 1,096 826,203
Bayer US Finance LLC
(c)
6.13%, 11/21/26 .................. 765 780,005
6.25%, 01/21/29 .................. 809 839,416
6.38%, 11/21/30 .................. 880 920,764
6.50%, 11/21/33 .................. 2,090 2,192,423
6.88%, 11/21/53 .................. 690 728,088
Bristol-Myers Squibb Co.
0.75%, 11/13/25 .................. 1,313 1,247,892
4.95%, 02/20/26 .................. 705 708,321
3.20%, 06/15/26 .................. 1,599 1,556,934
4.90%, 02/22/27 .................. 500 504,463
3.25%, 02/27/27 .................. 525 509,460
1.13%, 11/13/27 .................. 1,335 1,199,138
3.45%, 11/15/27 .................. 1,290 1,247,036
3.90%, 02/20/28 .................. 2,078 2,036,898
4.90%, 02/22/29 .................. 770 782,129
3.40%, 07/26/29 .................. 2,659 2,528,598
1.45%, 11/13/30 .................. 1,460 1,214,187
5.75%, 02/01/31 .................. 960 1,018,091
5.10%, 02/22/31 .................. 400 410,021
2.95%, 03/15/32 .................. 1,255 1,111,472
5.90%, 11/15/33 .................. 1,435 1,542,016
5.20%, 02/22/34 .................. 2,059 2,108,160
4.13%, 06/15/39 .................. 2,373 2,118,923
2.35%, 11/13/40 .................. 1,270 867,631
3.55%, 03/15/42 .................. 885 708,146
3.25%, 08/01/42 .................. 803 612,976
5.50%, 02/22/44 .................. 305 309,964
4.50%, 03/01/44 .................. 260 232,089
4.63%, 05/15/44 .................. 1,005 914,198
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.00%, 08/15/45 .................. USD 440 $ 422,355
4.35%, 11/15/47 .................. 1,518 1,302,234
4.55%, 02/20/48 .................. 908 798,839
4.25%, 10/26/49 .................. 2,936 2,459,237
2.55%, 11/13/50 .................. 1,428 867,764
3.70%, 03/15/52 .................. 1,500 1,131,927
6.25%, 11/15/53 .................. 925 1,023,263
5.55%, 02/22/54 .................. 2,515 2,547,207
3.90%, 03/15/62 .................. 700 520,367
6.40%, 11/15/63 .................. 855 955,249
5.65%, 02/22/64 .................. 1,710 1,721,054
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 .................. 405 402,195
3.13%, 02/15/29 .................. 505 487,184
3.50%, 04/01/30 .................. 585 563,749
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
..................... 455 426,417
Elanco Animal Health, Inc., 6.65%, 08/28/28 . 652 664,288
Eli Lilly & Co.
4.50%, 02/09/27 .................. 865 867,053
5.50%, 03/15/27 .................. 275 283,028
3.10%, 05/15/27 .................. 1,645 1,591,148
4.50%, 02/09/29 .................. 850 856,571
3.38%, 03/15/29 .................. 810 778,602
4.70%, 02/27/33 .................. 1,060 1,063,784
4.70%, 02/09/34 .................. 995 997,200
5.55%, 03/15/37 .................. 500 534,048
3.70%, 03/01/45 .................. 965 792,818
3.95%, 05/15/47 .................. 665 566,922
3.95%, 03/15/49 .................. 730 606,439
2.25%, 05/15/50 .................. 1,375 824,213
4.88%, 02/27/53 .................. 690 659,846
5.00%, 02/09/54 .................. 745 725,819
4.15%, 03/15/59 .................. 400 333,618
2.50%, 09/15/60 .................. 998 574,220
4.95%, 02/27/63 .................. 780 742,987
5.10%, 02/09/64 .................. 1,060 1,034,976
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
(d)
.......................... 922 972,212
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 925 882,595
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28 .................. 1,323 1,295,867
5.38%, 04/15/34 .................. 788 830,878
6.38%, 05/15/38 .................. 2,076 2,352,823
4.20%, 03/18/43 .................. 319 278,410
HLF Financing SARL LLC
(c)
12.25%, 04/15/29 ................. 725 727,179
4.88%, 06/01/29 .................. 545 371,837
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... 1,340 1,259,973
Johnson & Johnson
0.55%, 09/01/25 .................. 1,328 1,270,865
2.45%, 03/01/26 .................. 916 887,734
2.95%, 03/03/27 .................. 673 651,616
0.95%, 09/01/27 .................. 1,173 1,060,686
2.90%, 01/15/28 .................. 1,399 1,339,605
4.80%, 06/01/29 .................. 910 932,657
6.95%, 09/01/29 .................. 694 782,760
1.30%, 09/01/30 .................. 953 804,067
4.90%, 06/01/31 .................. 900 927,923
4.95%, 05/15/33 .................. 422 442,894
4.38%, 12/05/33 .................. 1,016 1,023,929
4.95%, 06/01/34 .................. 900 931,979
3.55%, 03/01/36 .................. 995 897,637
3.63%, 03/03/37 .................. 1,516 1,359,153
5.95%, 08/15/37 .................. 1,069 1,194,554

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
3.40%, 01/15/38 .................. USD 1,103 $ 953,654
5.85%, 07/15/38 .................. 785 874,818
2.10%, 09/01/40 .................. 772 532,020
4.50%, 09/01/40 .................. 679 651,711
4.85%, 05/15/41 .................. 470 469,228
4.50%, 12/05/43 .................. 540 514,137
3.70%, 03/01/46 .................. 1,899 1,570,008
3.75%, 03/03/47 .................. 1,055 872,817
3.50%, 01/15/48 .................. 846 668,235
2.25%, 09/01/50 .................. 946 581,210
5.25%, 06/01/54 .................. 595 613,818
2.45%, 09/01/60 .................. 1,465 857,659
Merck & Co., Inc.
0.75%, 02/24/26 .................. 2,026 1,912,964
1.70%, 06/10/27 .................. 1,744 1,617,455
4.05%, 05/17/28 .................. 505 500,790
1.90%, 12/10/28 .................. 1,065 961,188
3.40%, 03/07/29 .................. 1,866 1,790,124
4.30%, 05/17/30 .................. 830 823,381
1.45%, 06/24/30 .................. 1,098 927,598
2.15%, 12/10/31 .................. 1,370 1,165,721
4.50%, 05/17/33 .................. 430 424,790
6.50%, 12/01/33 .................. 740 839,077
6.55%, 09/15/37 .................. 455 521,508
3.90%, 03/07/39 .................. 898 795,599
2.35%, 06/24/40 .................. 1,576 1,104,790
3.60%, 09/15/42 .................. 1,190 968,878
4.15%, 05/18/43 .................. 1,060 925,356
4.90%, 05/17/44 .................. 470 451,986
3.70%, 02/10/45 .................. 2,225 1,794,174
4.00%, 03/07/49 .................. 954 790,074
2.45%, 06/24/50 .................. 1,473 900,870
2.75%, 12/10/51 .................. 1,295 833,289
5.00%, 05/17/53 .................. 950 910,732
2.90%, 12/10/61 .................. 966 594,721
5.15%, 05/17/63 .................. 1,160 1,127,603
Merck Sharp & Dohme Corp.
5.95%, 12/01/28 .................. 769 815,822
5.75%, 11/15/36 .................. 383 413,401
Mylan, Inc.
4.55%, 04/15/28 .................. 714 700,424
5.40%, 11/29/43 .................. 446 399,343
5.20%, 04/15/48 .................. 795 669,261
Novartis Capital Corp.
3.00%, 11/20/25 .................. 804 787,774
2.00%, 02/14/27 .................. 1,025 966,346
3.10%, 05/17/27 .................. 1,578 1,525,187
2.20%, 08/14/30 .................. 1,351 1,196,899
3.70%, 09/21/42 .................. 400 335,009
4.40%, 05/06/44 .................. 1,638 1,502,365
4.00%, 11/20/45 .................. 1,205 1,037,741
2.75%, 08/14/50 .................. 916 613,897
Organon & Co.
(c)
4.13%, 04/30/28 .................. 1,870 1,756,820
5.13%, 04/30/31 .................. 1,908 1,752,896
6.75%, 05/15/34 .................. 290 292,984
7.88%, 05/15/34 .................. 400 416,060
P&L Development LLC, 7.75%, 11/15/25
(c)
... 435 400,634
Perrigo Finance Unlimited Co.
(f)
4.38%, 03/15/26 .................. 639 624,442
5.15%, 06/15/30 .................. 705 665,847
4.90%, 12/15/44 .................. 300 244,418
Pershing Square Holdings Ltd., 3.25%,
11/15/30
(c)
..................... 1,000 861,870
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 .................. USD 2,785 $ 2,775,213
4.45%, 05/19/28 .................. 3,800 3,790,713
4.65%, 05/19/30 .................. 2,670 2,688,698
4.75%, 05/19/33 .................. 4,245 4,230,137
5.11%, 05/19/43 .................. 2,140 2,086,145
5.30%, 05/19/53 .................. 5,475 5,411,170
5.34%, 05/19/63 .................. 2,379 2,316,248
Pfizer, Inc.
2.75%, 06/03/26 .................. 1,619 1,565,350
3.00%, 12/15/26 .................. 1,628 1,573,054
3.60%, 09/15/28 .................. 1,187 1,154,408
3.45%, 03/15/29 .................. 1,812 1,745,754
2.63%, 04/01/30 .................. 1,472 1,334,733
1.70%, 05/28/30 .................. 1,540 1,322,453
1.75%, 08/18/31 .................. 1,301 1,082,095
4.00%, 12/15/36 .................. 909 838,283
4.10%, 09/15/38 .................. 940 850,249
3.90%, 03/15/39 .................. 350 307,341
7.20%, 03/15/39 .................. 2,359 2,852,439
2.55%, 05/28/40 .................. 1,059 757,115
5.60%, 09/15/40 .................. 782 809,890
4.30%, 06/15/43 .................. 813 719,597
4.40%, 05/15/44 .................. 1,191 1,084,450
4.13%, 12/15/46 .................. 1,085 920,149
4.20%, 09/15/48 .................. 1,399 1,195,283
4.00%, 03/15/49 .................. 806 669,122
2.70%, 05/28/50 .................. 698 459,741
Pharmacia LLC, 6.60%, 12/01/28 ........ 2,148 2,317,201
Roche Holdings, Inc.
(c)
3.00%, 11/10/25 .................. 814 798,191
0.99%, 03/05/26
(d)
................. 1,170 1,105,586
2.63%, 05/15/26 .................. 705 681,176
5.27%, 11/13/26 .................. 1,414 1,433,773
2.38%, 01/28/27 .................. 1,275 1,210,407
2.31%, 03/10/27 .................. 1,355 1,282,820
3.63%, 09/17/28 .................. 1,279 1,237,005
5.34%, 11/13/28 .................. 1,385 1,430,736
1.93%, 12/13/28 .................. 715 643,043
4.79%, 03/08/29 .................. 400 405,643
5.49%, 11/13/30 .................. 1,415 1,485,326
4.91%, 03/08/31 .................. 400 406,812
2.08%, 12/13/31 .................. 1,190 998,538
5.59%, 11/13/33 .................. 1,366 1,451,088
4.99%, 03/08/34 .................. 410 417,675
7.00%, 03/01/39 .................. 660 800,403
4.00%, 11/28/44 .................. 200 171,978
2.61%, 12/13/51 .................. 1,485 941,073
5.22%, 03/08/54 .................. 410 414,929
Royalty Pharma plc
1.20%, 09/02/25 .................. 1,008 964,959
1.75%, 09/02/27 .................. 1,137 1,036,534
5.15%, 09/02/29 .................. 715 719,828
2.20%, 09/02/30 .................. 1,045 892,638
2.15%, 09/02/31 .................. 470 388,560
5.40%, 09/02/34 .................. 450 449,097
3.30%, 09/02/40 .................. 925 687,811
3.55%, 09/02/50 .................. 1,230 851,983
3.35%, 09/02/51 .................. 500 329,784
5.90%, 09/02/54 .................. 450 447,103
Sanofi SA, 3.63%, 06/19/28 ........... 801 783,877
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. 41 39,669
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 1,893 1,907,671

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.05%, 03/31/30 .................. USD 1,483 $ 1,280,366
5.30%, 07/05/34 .................. 655 663,854
3.03%, 07/09/40 .................. 1,631 1,211,080
5.65%, 07/05/44 .................. 400 400,926
3.18%, 07/09/50 .................. 1,618 1,096,899
5.65%, 07/05/54 .................. 610 608,537
3.38%, 07/09/60 .................. 810 531,361
5.80%, 07/05/64 .................. 445 443,377
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36 ...................... 1,022 1,016,797
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 .................. 2,765 2,616,622
4.75%, 05/09/27 .................. 815 788,391
6.75%, 03/01/28
(d)
................. 1,400 1,436,334
5.13%, 05/09/29
(d)
................. 615 596,291
7.88%, 09/15/29 .................. 600 647,241
8.13%, 09/15/31 .................. 500 559,142
4.10%, 10/01/46 .................. 1,613 1,135,226
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 .................. 1,978 1,939,148
5.25%, 06/15/46 .................. 995 850,892
Viatris, Inc.
2.30%, 06/22/27 .................. 1,180 1,092,992
2.70%, 06/22/30 .................. 1,131 983,694
3.85%, 06/22/40 .................. 1,508 1,136,751
4.00%, 06/22/50 .................. 1,684 1,177,786
Wyeth LLC
6.50%, 02/01/34 .................. 941 1,054,566
6.00%, 02/15/36 .................. 747 815,547
5.95%, 04/01/37 .................. 1,741 1,880,737
Zoetis, Inc.
4.50%, 11/13/25 .................. 840 834,904
5.40%, 11/14/25 .................. 20 20,106
3.00%, 09/12/27 .................. 568 539,249
3.90%, 08/20/28 .................. 206 200,235
2.00%, 05/15/30 .................. 1,174 1,013,793
5.60%, 11/16/32 .................. 475 495,501
4.70%, 02/01/43 .................. 1,129 1,031,302
3.95%, 09/12/47 .................. 550 442,980
4.45%, 08/20/48 .................. 390 340,199
3.00%, 05/15/50 .................. 560 376,389
279,425,120
Professional Services — 0.1%
AMN Healthcare, Inc.
(c)
4.63%, 10/01/27 .................. 465 447,307
4.00%, 04/15/29 .................. 340 311,807
Automatic Data Processing, Inc.
3.38%, 09/15/25 .................. 966 951,057
1.70%, 05/15/28 .................. 945 858,259
1.25%, 09/01/30 .................. 1,010 841,393
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 .................. 460 446,997
2.90%, 12/01/29 .................. 791 720,338
2.60%, 05/01/31 .................. 720 619,887
Concentrix Corp.
6.65%, 08/02/26 .................. 925 946,370
6.60%, 08/02/28 .................. 700 721,446
6.85%, 08/02/33
(d)
................. 1,015 1,035,937
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 670 618,255
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)(d)
.................... 420 399,186
Equifax, Inc.
2.60%, 12/15/25 .................. 878 847,781
Security
Par (000)
Par (000) Value
Professional Services (continued)
5.10%, 12/15/27 .................. USD 905 $ 912,431
5.10%, 06/01/28 .................. 770 778,455
3.10%, 05/15/30 .................. 818 747,315
2.35%, 09/15/31 .................. 1,191 1,004,951
Experian Finance plc
(c)
4.25%, 02/01/29 .................. 530 518,086
2.75%, 03/08/30 .................. 920 828,491
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 .................. 830 867,652
5.90%, 03/01/33 .................. 910 929,751
KBR, Inc., 4.75%, 09/30/28
(c)
........... 225 213,905
Korn Ferry, 4.63%, 12/15/27
(c)
.......... 380 366,569
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ 380 367,454
Thomson Reuters Corp.
3.35%, 05/15/26 .................. 863 839,372
5.50%, 08/15/35 .................. 299 308,000
5.85%, 04/15/40 .................. 350 362,460
5.65%, 11/23/43 .................. 335 335,330
TriNet Group, Inc.
(c)
3.50%, 03/01/29 .................. 465 421,498
7.13%, 08/15/31 .................. 380 391,646
UL Solutions, Inc., 6.50%, 10/20/28
(c)
...... 205 217,005
Verisk Analytics, Inc.
4.13%, 03/15/29 .................. 1,097 1,074,190
5.75%, 04/01/33 .................. 455 478,097
5.25%, 06/05/34 .................. 395 398,753
5.50%, 06/15/45 .................. 384 378,896
3.63%, 05/15/50 .................. 635 468,896
22,975,223
Real Estate Management & Development — 0.2%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(e)
... 400 376,814
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27
(e)
200 205,098
Anywhere Real Estate Group LLC
(c)(d)
5.75%, 01/15/29 .................. 509 349,869
5.25%, 04/15/30 .................. 392 262,150
7.00%, 04/15/30 .................. 645 549,712
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(e)
..................... 800 754,581
Arabian Centres Sukuk III Ltd., 9.50%,
03/06/29
(e)
..................... 600 618,701
Arada Sukuk Ltd., 8.13%, 06/08/27
(e)
...... 600 612,196
Aroundtown SA, 5.38%, 03/21/29
(e)
....... 1,000 929,585
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27
(e)
. 400 406,456
CBRE Services, Inc.
4.88%, 03/01/26 .................. 874 871,926
5.50%, 04/01/29 .................. 80 81,948
2.50%, 04/01/31
(d)
................. 478 406,874
5.95%, 08/15/34 .................. 600 629,868
Central Plaza Development Ltd., 4.65%,
01/19/26
(e)
..................... 200 188,707
China Overseas Finance Cayman III Ltd.,
6.38%, 10/29/43
(e)
................ 400 409,188
China Overseas Finance Cayman V Ltd., Series
B, 5.35%, 11/15/42
(e)
.............. 200 181,878
China Overseas Finance Cayman VI Ltd.,
6.45%, 06/11/34
(e)
................ 600 631,212
China Overseas Finance Cayman VII Ltd.,
4.75%, 04/26/28
(e)
................ 600 590,488
China Overseas Finance Cayman VIII Ltd.
(e)
3.45%, 07/15/29 .................. 250 230,611
2.75%, 03/02/30 .................. 600 527,386
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(e)
....... 600 554,412

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China Resources Land Ltd., 4.13%, 02/26/29
(e)
USD 200 $ 190,677
CK Property Finance MTN Ltd., 1.38%,
06/30/26
(e)
..................... 400 372,861
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(e)
..................... 400 342,724
CoStar Group, Inc., 2.80%, 07/15/30
(c)
..... 1,242 1,078,913
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 .................. 588 589,276
8.88%, 09/01/31
(d)
................. 380 409,099
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29
(e)
600 618,367
Ease Trade Global Ltd., 4.00%, 11/10/25
(e)
.. 800 759,582
Elect Global Investments Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.89%), 4.10%
(e)(i)(j)
......... 200 191,460
Emaar Sukuk Ltd.
(e)
3.64%, 09/15/26 .................. 800 773,175
3.88%, 09/17/29 .................. 500 472,703
3.70%, 07/06/31 .................. 400 366,770
Esic Sukuk Ltd., 5.83%, 02/14/29
(e)
....... 800 806,774
Forestar Group, Inc.
(c)
3.85%, 05/15/26 .................. 360 347,891
5.00%, 03/01/28 .................. 300 289,007
Franshion Brilliant Ltd.
(e)
3.20%, 04/09/26 .................. 400 365,549
4.25%, 07/23/29 .................. 600 463,326
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(c)
715 690,782
GLP China Holdings Ltd., 2.95%, 03/29/26
(e)
. 800 692,868
Goodman HK Finance, 3.00%, 07/22/30
(e)
... 235 206,514
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(c)
..................... 380 403,063
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
(e)
4.50%, 10/07/25 .................. 300 297,835
2.88%, 05/27/30 .................. 400 358,983
2.25%, 07/15/31 .................. 800 670,083
5.25%, 07/14/33 .................. 400 405,064
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 .................. 705 684,986
4.13%, 02/01/29 .................. 590 542,238
4.38%, 02/01/31 .................. 610 545,049
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25
(e)
... 400 381,035
Hunt Cos., Inc., 5.25%, 04/15/29
(c)
....... 600 565,647
Hysan MTN Ltd.
(e)
2.88%, 06/02/27 .................. 400 374,274
2.82%, 09/04/29 .................. 600 532,198
IFC Development Corporate Treasury Ltd.,
3.63%, 04/17/29
(e)
................ 400 380,343
Jones Lang LaSalle, Inc., 6.88%, 12/01/28 .. 170 182,314
Kennedy-Wilson, Inc.
4.75%, 03/01/29 .................. 575 505,847
4.75%, 02/01/30 .................. 500 427,013
5.00%, 03/01/31 .................. 555 468,207
Longfor Group Holdings Ltd., 4.50%, 01/16/28
(e)
400 316,012
LOTTE Property & Development Co. Ltd.,
4.50%, 08/01/25
(e)
................ 200 198,746
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.89%), 7.88%
(e)(i)(j)
......... 600 614,956
MAF Sukuk Ltd.
(e)
4.50%, 11/03/25 .................. 200 197,846
4.64%, 05/14/29 .................. 600 587,621
3.93%, 02/28/30 .................. 600 563,814
5.00%, 06/01/33 .................. 400 392,898
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(e)
200 192,324
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29
(c)
.. 300 290,754
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Nan Fung Treasury Ltd.
(e)
3.88%, 10/03/27 .................. USD 200 $ 190,024
5.00%, 09/05/28 .................. 400 394,882
3.63%, 08/27/30 .................. 600 543,554
Newmark Group, Inc., 7.50%, 01/12/29 .... 550 577,214
Ontario Teachers' Cadillac Fairview Properties
Trust
(c)
3.88%, 03/20/27 .................. 1,245 1,217,234
4.13%, 02/01/29 .................. 1,196 1,153,295
2.50%, 10/15/31 .................. 910 765,871
Sinochem Offshore Capital Co. Ltd.
(e)
1.63%, 10/29/25 .................. 200 191,600
1.50%, 09/23/26 .................. 400 371,483
2.25%, 11/24/26 .................. 600 563,704
2.38%, 09/23/31 .................. 1,000 841,127
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40
(c)(d)
.................... 400 437,446
Sun Hung Kai Properties Capital Market Ltd.
(e)
3.75%, 02/25/29 .................. 200 191,673
2.88%, 01/21/30 .................. 1,000 908,067
2.75%, 05/13/30 .................. 400 358,772
Swire Pacific Mtn Financing HK Ltd., 2.88%,
01/30/30
(e)
..................... 400 363,858
Swire Properties MTN Financing Ltd.
(e)
3.63%, 01/13/26 .................. 600 588,737
3.50%, 01/10/28 .................. 200 191,724
Vanke Real Estate Hong Kong Co. Ltd., 3.98%,
11/09/27
(e)
..................... 1,000 624,239
Westwood Group Holdings Ltd., 2.80%,
01/20/26
(e)
..................... 400 379,011
Wharf REIC Finance BVI Ltd.
(e)
3.50%, 01/17/28 .................. 250 239,495
2.88%, 05/07/30 .................. 800 720,372
Wheelock MTN BVI Ltd., 2.38%, 01/25/26
(e)
.. 400 383,641
Yan Gang Ltd., 1.90%, 03/23/26
(e)
........ 400 374,896
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(e)
. 600 527,358
Zhongliang Holdings Group Co. Ltd., 0.00%,
07/01/27
(e)
..................... 1,000 49,590
44,625,995
Residential REITs — 0.1%
AvalonBay Communities, Inc.
3.50%, 11/15/25 .................. 290 285,194
2.95%, 05/11/26 .................. 315 305,096
2.90%, 10/15/26 .................. 251 241,250
3.35%, 05/15/27 .................. 219 211,428
3.20%, 01/15/28 .................. 288 274,507
1.90%, 12/01/28 .................. 855 765,705
3.30%, 06/01/29 .................. 267 251,711
2.30%, 03/01/30 .................. 252 222,712
2.45%, 01/15/31 .................. 843 733,846
2.05%, 01/15/32 .................. 680 569,305
5.00%, 02/15/33 .................. 135 134,886
5.30%, 12/07/33 .................. 645 655,713
5.35%, 06/01/34 .................. 165 168,579
3.90%, 10/15/46 .................. 215 171,722
4.15%, 07/01/47 .................. 200 165,020
4.35%, 04/15/48 .................. 126 107,514
Camden Property Trust
5.85%, 11/03/26 .................. 740 757,884
4.10%, 10/15/28 .................. 282 274,923
3.15%, 07/01/29 .................. 365 339,078
2.80%, 05/15/30 .................. 722 653,903
4.90%, 01/15/34 .................. 550 539,750
3.35%, 11/01/49 .................. 180 128,298

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
ERP Operating LP
2.85%, 11/01/26 .................. USD 824 $ 791,880
3.25%, 08/01/27 .................. 255 244,707
3.50%, 03/01/28 .................. 297 285,761
4.15%, 12/01/28 .................. 938 919,648
3.00%, 07/01/29 .................. 685 634,884
2.50%, 02/15/30 .................. 286 255,552
1.85%, 08/01/31 .................. 330 273,110
4.50%, 07/01/44 .................. 398 347,624
4.50%, 06/01/45 .................. 295 254,201
4.00%, 08/01/47 .................. 248 195,296
Essential Properties LP, 2.95%, 07/15/31 ... 777 655,743
Essex Portfolio LP
3.38%, 04/15/26 .................. 250 243,311
3.63%, 05/01/27 .................. 350 339,019
1.70%, 03/01/28 .................. 378 338,496
4.00%, 03/01/29 .................. 535 514,086
3.00%, 01/15/30 .................. 270 244,642
1.65%, 01/15/31 .................. 297 241,145
2.55%, 06/15/31 .................. 200 170,642
2.65%, 03/15/32 .................. 654 553,952
5.50%, 04/01/34 .................. 305 309,902
4.50%, 03/15/48 .................. 255 215,894
2.65%, 09/01/50 .................. 90 53,050
Mid-America Apartments LP
4.00%, 11/15/25 .................. 1,356 1,338,339
1.10%, 09/15/26 .................. 560 517,877
3.60%, 06/01/27 .................. 299 290,189
4.20%, 06/15/28 .................. 892 874,100
3.95%, 03/15/29 .................. 365 354,214
2.75%, 03/15/30 .................. 353 319,004
1.70%, 02/15/31 .................. 705 578,750
5.30%, 02/15/32 .................. 255 259,476
5.00%, 03/15/34 .................. 165 164,177
2.88%, 09/15/51 .................. 120 76,647
Sun Communities Operating LP
2.30%, 11/01/28 .................. 480 429,308
5.50%, 01/15/29 .................. 330 334,926
2.70%, 07/15/31 .................. 835 705,019
4.20%, 04/15/32 .................. 484 443,963
5.70%, 01/15/33 .................. 415 418,197
Tanger Properties LP
3.13%, 09/01/26 .................. 354 337,774
3.88%, 07/15/27 .................. 230 221,355
2.75%, 09/01/31 .................. 325 271,411
UDR, Inc.
2.95%, 09/01/26 .................. 337 322,544
3.50%, 07/01/27 .................. 490 470,718
3.50%, 01/15/28 .................. 250 239,004
4.40%, 01/26/29 .................. 620 608,323
3.20%, 01/15/30 .................. 630 579,442
3.00%, 08/15/31 .................. 770 681,234
2.10%, 08/01/32 .................. 625 500,407
1.90%, 03/15/33 .................. 200 155,045
2.10%, 06/15/33 .................. 30 23,392
3.10%, 11/01/34 .................. 125 103,229
27,658,633
Retail REITs — 0.1%
Agree LP
2.00%, 06/15/28 .................. 810 727,768
2.90%, 10/01/30 .................. 226 199,355
4.80%, 10/01/32 .................. 55 52,895
2.60%, 06/15/33 .................. 215 173,068
5.63%, 06/15/34 .................. 375 379,883
Security
Par (000)
Par (000) Value
Retail REITs (continued)
Brixmor Operating Partnership LP
4.13%, 06/15/26 .................. USD 415 $ 408,035
3.90%, 03/15/27 .................. 575 558,052
2.25%, 04/01/28 .................. 255 231,557
4.13%, 05/15/29 .................. 680 653,609
4.05%, 07/01/30 .................. 944 896,099
2.50%, 08/16/31 .................. 360 302,972
5.50%, 02/15/34 .................. 320 321,020
5.75%, 02/15/35 .................. 265 270,705
Brookfield Property REIT, Inc.
(c)
5.75%, 05/15/26 .................. 800 791,594
4.50%, 04/01/27 .................. 685 648,513
CMT MTN Pte. Ltd., 3.61%, 04/04/29
(e)
..... 200 190,788
Federal Realty OP LP
1.25%, 02/15/26 .................. 301 283,800
3.25%, 07/15/27 .................. 575 549,974
5.38%, 05/01/28 .................. 265 268,935
3.20%, 06/15/29 .................. 115 106,243
3.50%, 06/01/30 .................. 830 767,559
4.50%, 12/01/44 .................. 341 281,921
Kimco Realty OP LLC
2.80%, 10/01/26 .................. 358 342,517
3.80%, 04/01/27 .................. 570 554,265
1.90%, 03/01/28 .................. 330 299,000
2.70%, 10/01/30 .................. 570 504,658
2.25%, 12/01/31 .................. 250 206,068
3.20%, 04/01/32 .................. 455 400,498
4.60%, 02/01/33 .................. 500 483,204
6.40%, 03/01/34 .................. 445 482,555
4.25%, 04/01/45 .................. 450 371,193
4.13%, 12/01/46 .................. 252 197,045
4.45%, 09/01/47 .................. 295 242,775
3.70%, 10/01/49 .................. 245 182,299
Kite Realty Group LP
4.00%, 10/01/26 .................. 245 238,874
5.50%, 03/01/34 .................. 295 296,118
Kite Realty Group Trust, 4.75%, 09/15/30 ... 228 223,413
Link Finance Cayman 2009 Ltd. (The)
(e)
2.88%, 07/21/26 .................. 400 384,940
2.75%, 01/19/32 .................. 600 514,046
NNN REIT, Inc.
4.00%, 11/15/25 .................. 550 542,084
3.60%, 12/15/26 .................. 452 438,494
3.50%, 10/15/27 .................. 390 374,546
4.30%, 10/15/28 .................. 160 156,502
2.50%, 04/15/30 .................. 487 427,198
5.60%, 10/15/33 .................. 330 336,702
5.50%, 06/15/34 .................. 415 420,715
4.80%, 10/15/48 .................. 283 246,228
3.10%, 04/15/50 .................. 380 248,306
3.50%, 04/15/51 .................. 470 332,597
3.00%, 04/15/52 .................. 185 117,559
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%, 11/15/31 .................. 570 475,524
5.75%, 07/15/34 .................. 280 283,858
Realty Income Corp.
4.63%, 11/01/25 .................. 609 605,520
5.05%, 01/13/26 .................. 100 99,983
0.75%, 03/15/26 .................. 306 286,046
4.88%, 06/01/26 .................. 463 462,780
4.13%, 10/15/26 .................. 575 566,245
3.00%, 01/15/27 .................. 581 556,312
3.95%, 08/15/27 .................. 525 512,522
3.40%, 01/15/28 .................. 584 558,260

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs (continued)
3.65%, 01/15/28 .................. USD 265 $ 255,547
2.10%, 03/15/28 .................. 810 739,559
2.20%, 06/15/28 .................. 613 557,637
4.70%, 12/15/28 .................. 425 423,772
4.75%, 02/15/29 .................. 510 509,443
3.25%, 06/15/29 .................. 440 412,465
4.00%, 07/15/29 .................. 900 870,236
3.10%, 12/15/29 .................. 315 289,821
3.40%, 01/15/30 .................. 265 247,291
4.85%, 03/15/30 .................. 165 165,158
3.25%, 01/15/31 .................. 1,120 1,016,135
3.20%, 02/15/31 .................. 95 85,714
2.70%, 02/15/32 .................. 50 42,672
5.63%, 10/13/32 .................. 655 680,224
2.85%, 12/15/32 .................. 415 350,864
1.80%, 03/15/33 .................. 380 293,645
4.90%, 07/15/33 .................. 555 545,131
5.13%, 02/15/34 .................. 710 708,736
4.65%, 03/15/47 .................. 268 238,781
Regency Centers LP
3.60%, 02/01/27 .................. 555 539,113
4.13%, 03/15/28 .................. 355 346,839
2.95%, 09/15/29 .................. 455 416,572
3.70%, 06/15/30 .................. 215 202,153
5.25%, 01/15/34 .................. 550 551,120
4.40%, 02/01/47 .................. 205 171,404
4.65%, 03/15/49 .................. 285 242,966
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 ................. 260 273,161
Scentre Group Trust 1
(c)
3.25%, 10/28/25 .................. 1,300 1,271,736
3.63%, 01/28/26 .................. 475 465,541
3.75%, 03/23/27 .................. 480 465,675
4.38%, 05/28/30 .................. 1,015 991,102
Scentre Group Trust 2
(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.38%), 4.75%,
09/24/80 ..................... 547 531,451
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.69%), 5.13%,
09/24/80 ..................... 715 675,949
SITE Centers Corp.
4.25%, 02/01/26 .................. 285 283,379
4.70%, 06/01/27 .................. 490 490,208
WEA Finance LLC
(c)
2.88%, 01/15/27 .................. 660 620,851
4.13%, 09/20/28 .................. 460 437,761
3.50%, 06/15/29 .................. 460 421,464
4.75%, 09/17/44 .................. 359 282,281
4.63%, 09/20/48
(d)
................. 400 312,284
41,461,635
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/32 .................. 395 376,246
4.39%, 06/01/52 .................. 650 573,326
Amkor Technology, Inc., 6.63%, 09/15/27
(c)
.. 405 405,948
ams-OSRAM AG, 12.25%, 03/30/29
(c)
..... 385 407,012
Analog Devices, Inc.
3.50%, 12/05/26 .................. 1,455 1,421,306
3.45%, 06/15/27 .................. 385 374,469
1.70%, 10/01/28 .................. 790 709,468
2.10%, 10/01/31 .................. 768 649,659
5.05%, 04/01/34 .................. 475 484,927
2.80%, 10/01/41 .................. 510 370,272
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.30%, 12/15/45 .................. USD 130 $ 129,028
2.95%, 10/01/51 .................. 920 621,185
5.30%, 04/01/54 .................. 425 426,514
Applied Materials, Inc.
3.90%, 10/01/25 .................. 811 803,776
3.30%, 04/01/27 .................. 1,199 1,164,967
4.80%, 06/15/29 .................. 290 294,675
1.75%, 06/01/30 .................. 795 685,907
5.10%, 10/01/35 .................. 367 379,285
5.85%, 06/15/41 .................. 526 570,348
4.35%, 04/01/47 .................. 1,061 954,125
2.75%, 06/01/50 .................. 982 662,952
Broadcom Corp.
3.88%, 01/15/27 .................. 2,259 2,214,549
3.50%, 01/15/28 .................. 795 763,500
Broadcom, Inc.
3.15%, 11/15/25 .................. 1,576 1,539,775
3.46%, 09/15/26 .................. 743 722,962
5.05%, 07/12/27 .................. 1,350 1,362,335
1.95%, 02/15/28
(c)
................. 899 818,852
4.11%, 09/15/28 .................. 860 843,083
4.00%, 04/15/29
(c)
................. 870 842,716
4.75%, 04/15/29 .................. 706 708,239
5.05%, 07/12/29 .................. 775 784,972
5.00%, 04/15/30 .................. 135 137,575
4.15%, 11/15/30 .................. 1,611 1,551,921
2.45%, 02/15/31
(c)
................. 2,200 1,898,477
5.15%, 11/15/31 .................. 1,095 1,109,660
4.15%, 04/15/32
(c)
................. 1,185 1,116,853
4.30%, 11/15/32 .................. 1,589 1,516,744
2.60%, 02/15/33
(c)
................. 1,630 1,350,302
3.42%, 04/15/33
(c)
................. 1,951 1,724,544
3.47%, 04/15/34
(c)
................. 3,125 2,730,243
3.14%, 11/15/35
(c)
................. 2,475 2,041,202
3.19%, 11/15/36
(c)
................. 1,770 1,444,246
4.93%, 05/15/37
(c)
................. 2,630 2,537,142
3.50%, 02/15/41
(c)
................. 3,044 2,394,976
3.75%, 02/15/51
(c)
................. 1,643 1,254,321
Entegris, Inc.
(c)
4.38%, 04/15/28 .................. 380 360,793
4.75%, 04/15/29 .................. 1,005 969,613
3.63%, 05/01/29 .................. 360 326,466
5.95%, 06/15/30 .................. 820 818,127
Intel Corp.
4.88%, 02/10/26 .................. 1,543 1,544,121
2.60%, 05/19/26 .................. 873 840,469
3.75%, 03/25/27 .................. 1,145 1,120,430
3.15%, 05/11/27 .................. 1,330 1,282,254
3.75%, 08/05/27 .................. 720 703,104
4.88%, 02/10/28 .................. 1,685 1,699,936
1.60%, 08/12/28 .................. 820 730,199
4.00%, 08/05/29 .................. 400 389,044
2.45%, 11/15/29 .................. 1,824 1,636,665
5.13%, 02/10/30 .................. 1,170 1,197,172
3.90%, 03/25/30 .................. 1,299 1,244,580
5.00%, 02/21/31 .................. 745 755,922
2.00%, 08/12/31 .................. 959 799,877
4.15%, 08/05/32 .................. 950 910,486
4.00%, 12/15/32 .................. 711 670,619
5.20%, 02/10/33 .................. 1,905 1,943,461
5.15%, 02/21/34 .................. 520 525,694
4.60%, 03/25/40 .................. 780 720,443
2.80%, 08/12/41 .................. 915 649,113
4.80%, 10/01/41 .................. 765 709,799
4.25%, 12/15/42 .................. 912 774,012

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.63%, 02/10/43 .................. USD 920 $ 933,904
4.90%, 07/29/45 .................. 715 673,194
4.10%, 05/19/46 .................. 825 675,536
4.10%, 05/11/47 .................. 1,063 862,796
3.73%, 12/08/47 .................. 1,866 1,412,717
3.25%, 11/15/49 .................. 1,908 1,311,286
4.75%, 03/25/50 .................. 1,905 1,678,470
3.05%, 08/12/51 .................. 888 577,524
4.90%, 08/05/52 .................. 970 876,657
5.70%, 02/10/53 .................. 1,835 1,850,335
5.60%, 02/21/54 .................. 375 372,535
3.10%, 02/15/60 .................. 1,140 709,079
4.95%, 03/25/60
(d)
................. 870 784,444
3.20%, 08/12/61 .................. 745 470,583
5.05%, 08/05/62 .................. 795 719,757
5.90%, 02/10/63 .................. 1,205 1,231,603
KLA Corp.
4.10%, 03/15/29 .................. 784 773,590
4.65%, 07/15/32 .................. 590 588,804
4.70%, 02/01/34 .................. 325 323,568
5.00%, 03/15/49 .................. 611 586,735
3.30%, 03/01/50 .................. 765 552,950
4.95%, 07/15/52 .................. 1,465 1,396,324
5.25%, 07/15/62 .................. 755 739,335
Lam Research Corp.
3.75%, 03/15/26 .................. 623 613,316
4.00%, 03/15/29 .................. 865 847,532
1.90%, 06/15/30 .................. 888 767,518
4.88%, 03/15/49 .................. 956 901,149
2.88%, 06/15/50 .................. 884 593,926
3.13%, 06/15/60 .................. 725 476,394
Marvell Technology, Inc.
1.65%, 04/15/26 .................. 449 424,889
2.45%, 04/15/28 .................. 941 862,743
4.88%, 06/22/28 .................. 494 492,581
5.75%, 02/15/29 .................. 255 264,398
2.95%, 04/15/31 .................. 582 512,598
5.95%, 09/15/33 .................. 730 765,797
Microchip Technology, Inc.
4.25%, 09/01/25 .................. 960 949,921
5.05%, 03/15/29 .................. 525 530,465
Micron Technology, Inc.
4.98%, 02/06/26 .................. 779 778,044
4.19%, 02/15/27 .................. 855 840,259
5.38%, 04/15/28 .................. 625 635,107
5.33%, 02/06/29 .................. 896 910,631
6.75%, 11/01/29 .................. 955 1,030,693
4.66%, 02/15/30 .................. 1,057 1,044,109
5.30%, 01/15/31 .................. 900 914,974
2.70%, 04/15/32 .................. 720 611,267
5.88%, 02/09/33 .................. 575 599,263
5.88%, 09/15/33 .................. 710 740,513
3.37%, 11/01/41 .................. 450 335,898
3.48%, 11/01/51 .................. 525 369,020
NVIDIA Corp.
3.20%, 09/16/26 .................. 765 746,296
1.55%, 06/15/28 .................. 970 877,997
2.85%, 04/01/30 .................. 1,367 1,266,106
2.00%, 06/15/31 .................. 964 830,522
3.50%, 04/01/40 .................. 1,214 1,030,047
3.50%, 04/01/50 .................. 1,518 1,196,306
3.70%, 04/01/60 .................. 555 434,519
NXP BV
5.35%, 03/01/26 .................. 618 620,429
3.88%, 06/18/26 .................. 815 799,927
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.15%, 05/01/27 .................. USD 934 $ 892,936
4.40%, 06/01/27 .................. 265 262,101
5.55%, 12/01/28 .................. 632 648,648
4.30%, 06/18/29 .................. 978 956,164
3.40%, 05/01/30 .................. 832 770,791
2.50%, 05/11/31 .................. 1,005 860,093
2.65%, 02/15/32 .................. 755 641,428
5.00%, 01/15/33 .................. 595 590,999
3.25%, 05/11/41 .................. 860 644,025
3.13%, 02/15/42 .................. 610 441,797
3.25%, 11/30/51 .................. 415 280,131
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
. 640 598,085
Qorvo, Inc.
4.38%, 10/15/29 .................. 712 677,835
3.38%, 04/01/31
(c)
................. 860 755,229
QUALCOMM, Inc.
3.25%, 05/20/27 .................. 1,458 1,410,485
1.30%, 05/20/28 .................. 1,243 1,107,913
2.15%, 05/20/30 .................. 1,293 1,144,280
1.65%, 05/20/32 .................. 1,421 1,146,955
4.25%, 05/20/32 .................. 505 493,200
5.40%, 05/20/33 .................. 600 635,554
4.65%, 05/20/35 .................. 960 959,672
4.80%, 05/20/45 .................. 1,605 1,522,061
4.30%, 05/20/47 .................. 1,550 1,352,646
3.25%, 05/20/50 .................. 595 432,530
4.50%, 05/20/52 .................. 885 782,308
6.00%, 05/20/53 .................. 790 870,174
Renesas Electronics Corp., 2.17%, 11/25/26
(c)
895 836,295
SK Hynix, Inc.
(e)
6.25%, 01/17/26 .................. 600 609,016
1.50%, 01/19/26 .................. 800 759,015
6.38%, 01/17/28 .................. 1,900 1,974,632
5.50%, 01/16/29 .................. 800 812,409
2.38%, 01/19/31 .................. 1,000 845,085
6.50%, 01/17/33 .................. 700 755,772
Skyworks Solutions, Inc.
1.80%, 06/01/26 .................. 1,420 1,336,128
3.00%, 06/01/31 .................. 420 365,588
Synaptics, Inc., 4.00%, 06/15/29
(c)(d)
....... 365 333,795
Texas Instruments, Inc.
1.13%, 09/15/26 .................. 440 410,111
4.60%, 02/08/27 .................. 385 386,471
2.90%, 11/03/27 .................. 1,355 1,291,391
4.60%, 02/15/28 .................. 867 872,097
4.60%, 02/08/29 .................. 415 419,559
2.25%, 09/04/29 .................. 929 839,174
1.75%, 05/04/30 .................. 1,532 1,325,918
1.90%, 09/15/31 .................. 630 534,859
3.65%, 08/16/32 .................. 555 521,219
4.90%, 03/14/33 .................. 595 608,222
4.85%, 02/08/34 .................. 250 253,538
3.88%, 03/15/39 .................. 827 745,607
4.15%, 05/15/48 .................. 1,665 1,422,201
2.70%, 09/15/51 .................. 586 378,628
4.10%, 08/16/52 .................. 585 493,578
5.00%, 03/14/53 .................. 575 556,152
5.15%, 02/08/54 .................. 290 286,831
5.05%, 05/18/63 .................. 835 799,642
TSMC Arizona Corp.
1.75%, 10/25/26 .................. 1,000 936,649
3.88%, 04/22/27 .................. 950 931,968
4.13%, 04/22/29 .................. 70 69,171
2.50%, 10/25/31 .................. 675 584,934
4.25%, 04/22/32 .................. 600 591,975

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.13%, 10/25/41 .................. USD 1,040 $ 828,388
3.25%, 10/25/51 .................. 905 688,295
4.50%, 04/22/52
(d)
................. 565 539,732
TSMC Global Ltd.
(e)
0.75%, 09/28/25 .................. 800 761,820
1.25%, 04/23/26 .................. 1,000 941,285
4.38%, 07/22/27 .................. 200 198,579
1.00%, 09/28/27 .................. 1,000 894,011
1.75%, 04/23/28 .................. 800 724,342
1.38%, 09/28/30 .................. 1,200 994,608
2.25%, 04/23/31 .................. 1,400 1,203,819
4.63%, 07/22/32 .................. 400 403,662
Xilinx, Inc., 2.38%, 06/01/30 ........... 666 589,605
168,447,679
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 320 319,410
Adobe, Inc.
2.15%, 02/01/27 .................. 799 755,171
4.85%, 04/04/27 .................. 487 492,295
4.80%, 04/04/29 .................. 505 514,156
2.30%, 02/01/30 .................. 2,021 1,812,240
4.95%, 04/04/34 .................. 445 453,378
Atlassian Corp.
5.25%, 05/15/29 .................. 395 400,338
5.50%, 05/15/34 .................. 325 329,980
Autodesk, Inc.
3.50%, 06/15/27 .................. 765 740,722
2.85%, 01/15/30 .................. 777 707,860
2.40%, 12/15/31 .................. 465 394,263
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 620 605,459
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 430 445,887
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 225 105,392
Central Parent, Inc., 7.25%, 06/15/29
(c)
..... 690 696,018
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 840 788,363
4.88%, 07/01/29 .................. 840 792,568
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 .................. 3,695 3,600,902
9.00%, 09/30/29 .................. 3,480 3,457,171
8.25%, 06/30/32 .................. 1,440 1,494,352
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 .................. 270 264,693
6.50%, 10/15/28
(d)
................. 430 414,447
Constellation Software, Inc.
(c)
5.16%, 02/16/29 .................. 480 487,812
5.46%, 02/16/34 .................. 200 204,425
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 697 625,073
Dye & Durham Ltd., 8.63%, 04/15/29
(c)
..... 505 516,762
Elastic NV, 4.13%, 07/15/29
(c)
.......... 535 493,798
Fair Isaac Corp.
(c)
5.25%, 05/15/26 .................. 345 343,433
4.00%, 06/15/28 .................. 820 771,892
Fortinet, Inc.
1.00%, 03/15/26 .................. 863 810,097
2.20%, 03/15/31 .................. 502 422,610
Gen Digital, Inc.
(c)
6.75%, 09/30/27 .................. 805 818,426
7.13%, 09/30/30
(d)
................. 545 563,207
GoTo Group, Inc.
5.50%, 05/01/28
(c)
................. 675 391,218
Helios Software Holdings, Inc.
(c)
4.63%, 05/01/28 .................. 325 296,578
8.75%, 05/01/29 .................. 540 558,146
Security
Par (000)
Par (000) Value
Software (continued)
Intuit, Inc.
5.25%, 09/15/26 .................. USD 40 $ 40,571
1.35%, 07/15/27 .................. 944 864,014
5.13%, 09/15/28 .................. 290 296,672
1.65%, 07/15/30 .................. 956 813,229
5.20%, 09/15/33 .................. 975 1,003,338
5.50%, 09/15/53 .................. 555 571,756
ION Trading Technologies SARL
(c)
5.75%, 05/15/28 .................. 370 344,217
9.50%, 05/30/29 .................. 400 415,575
McAfee Corp., 7.38%, 02/15/30
(c)
........ 1,796 1,675,392
Microsoft Corp.
3.13%, 11/03/25 .................. 2,293 2,250,879
2.40%, 08/08/26 .................. 3,437 3,307,035
3.40%, 09/15/26 .................. 1,170 1,146,397
3.30%, 02/06/27 .................. 3,620 3,535,076
3.40%, 06/15/27 .................. 970 947,596
1.35%, 09/15/30 .................. 798 675,660
3.50%, 02/12/35 .................. 1,364 1,264,139
4.20%, 11/03/35 .................. 420 412,439
3.45%, 08/08/36 .................. 1,396 1,252,408
4.10%, 02/06/37 .................. 708 681,058
5.20%, 06/01/39 .................. 615 657,963
4.50%, 10/01/40 .................. 825 814,154
5.30%, 02/08/41
(d)
................. 815 903,939
3.50%, 11/15/42 .................. 773 651,822
3.75%, 02/12/45 .................. 370 318,895
4.45%, 11/03/45 .................. 1,175 1,134,241
3.70%, 08/08/46 .................. 1,890 1,595,576
4.25%, 02/06/47 .................. 1,000 937,742
4.50%, 06/15/47 .................. 466 441,281
2.53%, 06/01/50 .................. 5,448 3,541,641
2.50%, 09/15/50 .................. 1,689 1,090,076
2.92%, 03/17/52 .................. 5,047 3,540,473
4.00%, 02/12/55 .................. 295 253,118
4.75%, 11/03/55 .................. —
(l)
98
3.95%, 08/08/56 .................. 170 143,016
4.50%, 02/06/57 .................. 580 546,107
2.68%, 06/01/60 .................. 3,169 1,998,059
3.04%, 03/17/62 .................. 1,659 1,132,109
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 450 444,902
NCR Voyix Corp.
(c)
5.00%, 10/01/28 .................. 585 559,579
5.13%, 04/15/29 .................. 1,100 1,050,791
5.25%, 10/01/30 .................. 400 375,471
Open Text Corp.
(c)
6.90%, 12/01/27 .................. 835 866,368
3.88%, 02/15/28 .................. 815 761,537
3.88%, 12/01/29 .................. 775 703,536
Oracle Corp.
5.80%, 11/10/25 .................. 790 798,307
1.65%, 03/25/26 .................. 2,011 1,907,293
2.65%, 07/15/26 .................. 1,891 1,814,034
2.80%, 04/01/27 .................. 1,500 1,426,948
3.25%, 11/15/27 .................. 2,099 2,006,278
2.30%, 03/25/28 .................. 1,276 1,173,484
4.50%, 05/06/28 .................. 630 627,128
6.15%, 11/09/29 .................. 910 968,790
2.95%, 04/01/30 .................. 2,630 2,389,821
4.65%, 05/06/30 .................. 545 543,443
3.25%, 05/15/30 .................. 847 784,265
2.88%, 03/25/31 .................. 2,740 2,423,741
6.25%, 11/09/32 .................. 1,780 1,921,031
4.90%, 02/06/33 .................. 1,250 1,241,374
4.30%, 07/08/34 .................. 1,538 1,440,586

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
3.90%, 05/15/35 .................. USD 1,125 $ 1,000,077
3.85%, 07/15/36 .................. 1,069 924,543
3.80%, 11/15/37 .................. 1,702 1,441,709
6.50%, 04/15/38 .................. 1,482 1,626,792
6.13%, 07/08/39 .................. 1,358 1,440,158
3.60%, 04/01/40 .................. 2,569 2,031,097
5.38%, 07/15/40 .................. 2,040 1,989,494
3.65%, 03/25/41 .................. 1,884 1,479,802
4.50%, 07/08/44 .................. 1,066 909,447
4.13%, 05/15/45 .................. 1,958 1,573,843
4.00%, 07/15/46 .................. 2,576 2,026,690
4.00%, 11/15/47 .................. 2,005 1,561,561
3.60%, 04/01/50 .................. 3,875 2,780,727
3.95%, 03/25/51 .................. 2,804 2,128,083
6.90%, 11/09/52 .................. 2,220 2,543,173
5.55%, 02/06/53 .................. 1,908 1,854,908
4.38%, 05/15/55 .................. 1,050 843,260
3.85%, 04/01/60 .................. 3,045 2,162,440
4.10%, 03/25/61 .................. 1,408 1,047,749
PTC, Inc., 4.00%, 02/15/28
(c)
........... 464 439,755
Rackspace Finance LLC, 3.50%, 05/15/28
(c)
. 181 78,572
RingCentral, Inc., 8.50%, 08/15/30
(c)
...... 380 399,069
Rocket Software, Inc.
(c)
9.00%, 11/28/28 .................. 725 746,498
6.50%, 02/15/29 .................. 520 469,687
Roper Technologies, Inc.
1.00%, 09/15/25 .................. 1,152 1,100,617
3.85%, 12/15/25 .................. 279 275,196
3.80%, 12/15/26 .................. 1,079 1,054,979
1.40%, 09/15/27 .................. 725 656,065
4.20%, 09/15/28 .................. 471 462,053
2.95%, 09/15/29 .................. 693 637,129
2.00%, 06/30/30 .................. 777 665,115
1.75%, 02/15/31 .................. 1,111 915,819
RRD Parent, Inc., 10.00%, (10.00% Cash or
10.00% PIK), 10/15/31
(c)(d)(h)
.......... 374 640,384
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 .................. 830 775,208
11.25%, 12/15/27 ................. 520 513,609
Salesforce, Inc.
3.70%, 04/11/28 .................. 1,914 1,872,076
1.50%, 07/15/28 .................. 1,030 921,345
1.95%, 07/15/31 .................. 910 765,896
2.70%, 07/15/41 .................. 1,250 901,137
2.90%, 07/15/51 .................. 1,350 894,367
3.05%, 07/15/61 .................. 1,110 707,488
ServiceNow, Inc., 1.40%, 09/01/30 ....... 1,475 1,232,169
SS&C Technologies, Inc.
(c)
5.50%, 09/30/27 .................. 1,823 1,807,051
6.50%, 06/01/32 .................. 635 646,500
UKG, Inc., 6.88%, 02/01/31
(c)
........... 2,229 2,289,495
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 1,535 1,340,219
VMware LLC
1.40%, 08/15/26 .................. 745 694,974
4.65%, 05/15/27 .................. 563 560,319
3.90%, 08/21/27 .................. 1,707 1,659,257
1.80%, 08/15/28 .................. 910 811,182
4.70%, 05/15/30 .................. 956 946,194
2.20%, 08/15/31 .................. 630 526,306
Workday, Inc.
3.50%, 04/01/27 .................. 675 654,747
3.70%, 04/01/29 .................. 705 674,938
3.80%, 04/01/32 .................. 555 511,774
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
USD 570 $ 520,267
156,448,019
Specialized REITs — 0.3%
American Tower Corp.
1.30%, 09/15/25 .................. 771 739,186
4.40%, 02/15/26 .................. 838 831,095
1.60%, 04/15/26 .................. 605 571,071
1.45%, 09/15/26 .................. 715 665,545
3.38%, 10/15/26 .................. 930 899,374
2.75%, 01/15/27 .................. 860 817,521
3.13%, 01/15/27 .................. 560 537,327
3.65%, 03/15/27 .................. 635 615,806
3.55%, 07/15/27 .................. 919 885,224
3.60%, 01/15/28 .................. 784 751,925
1.50%, 01/31/28 .................. 950 848,761
5.50%, 03/15/28 .................. 681 695,106
5.25%, 07/15/28 .................. 640 648,613
5.80%, 11/15/28 .................. 770 798,327
5.20%, 02/15/29 .................. 310 314,165
3.95%, 03/15/29 .................. 947 911,209
3.80%, 08/15/29 .................. 1,342 1,277,655
2.90%, 01/15/30 .................. 909 822,306
2.10%, 06/15/30 .................. 861 740,071
1.88%, 10/15/30 .................. 867 725,513
2.70%, 04/15/31 .................. 775 672,458
2.30%, 09/15/31 .................. 740 619,400
4.05%, 03/15/32 .................. 539 505,646
5.65%, 03/15/33 .................. 655 675,169
5.55%, 07/15/33 .................. 805 826,430
5.90%, 11/15/33 .................. 805 845,810
5.45%, 02/15/34 .................. 745 759,992
3.70%, 10/15/49 .................. 676 503,827
3.10%, 06/15/50 .................. 1,167 777,776
2.95%, 01/15/51 .................. 1,025 661,512
Crown Castle, Inc.
4.45%, 02/15/26 .................. 718 711,285
3.70%, 06/15/26 .................. 952 929,026
1.05%, 07/15/26 .................. 1,055 978,519
4.00%, 03/01/27 .................. 762 745,441
2.90%, 03/15/27 .................. 610 579,909
3.65%, 09/01/27 .................. 1,444 1,392,810
5.00%, 01/11/28 .................. 1,090 1,092,796
3.80%, 02/15/28 .................. 1,067 1,027,225
4.80%, 09/01/28 .................. 720 716,737
4.30%, 02/15/29 .................. 985 959,968
5.60%, 06/01/29 .................. 1,010 1,037,602
3.10%, 11/15/29 .................. 242 221,169
3.30%, 07/01/30 .................. 697 635,401
2.25%, 01/15/31 .................. 845 713,371
2.10%, 04/01/31 .................. 767 636,974
2.50%, 07/15/31 .................. 470 398,116
5.10%, 05/01/33 .................. 665 660,525
5.80%, 03/01/34 .................. 1,400 1,455,619
2.90%, 04/01/41 .................. 1,185 846,687
4.75%, 05/15/47
(d)
................. 359 313,991
5.20%, 02/15/49
(d)
................. 389 361,785
4.00%, 11/15/49 .................. 320 249,718
4.15%, 07/01/50 .................. 670 535,962
3.25%, 01/15/51 .................. 871 594,496
CubeSmart LP
4.00%, 11/15/25 .................. 280 275,647
3.13%, 09/01/26 .................. 845 812,901
2.25%, 12/15/28 .................. 850 763,367
4.38%, 02/15/29 .................. 67 65,499

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.00%, 02/15/30 .................. USD 125 $ 113,023
2.00%, 02/15/31 .................. 120 99,658
2.50%, 02/15/32 .................. 660 556,849
EPR Properties
4.75%, 12/15/26 .................. 290 284,857
4.50%, 06/01/27 .................. 435 423,714
4.95%, 04/15/28 .................. 395 386,801
3.75%, 08/15/29 .................. 560 512,200
3.60%, 11/15/31 .................. 375 324,675
Equinix, Inc.
1.00%, 09/15/25 .................. 1,094 1,045,320
1.45%, 05/15/26 .................. 1,145 1,076,193
2.90%, 11/18/26 .................. 606 579,660
1.80%, 07/15/27 .................. 980 900,597
1.55%, 03/15/28 .................. 600 535,304
2.00%, 05/15/28 .................. 529 477,489
3.20%, 11/18/29 .................. 1,316 1,215,658
2.15%, 07/15/30 .................. 1,228 1,056,763
2.50%, 05/15/31 .................. 440 377,658
3.90%, 04/15/32 .................. 190 177,074
3.00%, 07/15/50 .................. 802 521,556
2.95%, 09/15/51 .................. 860 547,955
3.40%, 02/15/52 .................. 460 320,873
Iron Mountain, Inc.
(c)
4.88%, 09/15/27 .................. 897 874,943
5.25%, 03/15/28 .................. 830 812,967
5.00%, 07/15/28 .................. 465 450,598
7.00%, 02/15/29 .................. 940 966,124
4.88%, 09/15/29 .................. 910 869,237
5.25%, 07/15/30 .................. 1,220 1,174,418
4.50%, 02/15/31 .................. 1,045 961,063
5.63%, 07/15/32 .................. 515 497,057
Public Storage Operating Co.
0.88%, 02/15/26 .................. 495 466,343
1.50%, 11/09/26 .................. 595 554,844
3.09%, 09/15/27 .................. 785 750,568
1.85%, 05/01/28 .................. 760 687,304
1.95%, 11/09/28 .................. 435 389,856
5.13%, 01/15/29 .................. 800 819,139
3.39%, 05/01/29 .................. 965 916,882
2.30%, 05/01/31 .................. 605 521,227
2.25%, 11/09/31 .................. 955 804,696
5.10%, 08/01/33 .................. 345 349,546
5.35%, 08/01/53 .................. 495 491,098
SBA Communications Corp.
3.88%, 02/15/27 .................. 1,360 1,309,648
3.13%, 02/01/29 .................. 1,360 1,231,440
Weyerhaeuser Co.
4.75%, 05/15/26 .................. 720 718,426
6.95%, 10/01/27 .................. 117 124,440
4.00%, 11/15/29 .................. 588 564,110
4.00%, 04/15/30 .................. 893 854,758
7.38%, 03/15/32 .................. 711 808,774
3.38%, 03/09/33 .................. 225 197,906
4.00%, 03/09/52 .................. 305 234,831
72,592,486
Specialty Retail — 0.4%
Academy Ltd., 6.00%, 11/15/27
(c)
........ 365 362,163
Advance Auto Parts, Inc.
5.90%, 03/09/26 .................. 270 270,344
1.75%, 10/01/27 .................. 335 296,802
5.95%, 03/09/28
(d)
................. 310 311,959
3.90%, 04/15/30
(d)
................. 473 434,563
3.50%, 03/15/32
(d)
................. 280 242,473
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Arko Corp., 5.13%, 11/15/29
(c)(d)
......... USD 420 $ 366,214
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 311 297,406
4.63%, 11/15/29
(c)
................. 735 687,966
4.75%, 03/01/30 .................. 393 369,060
5.00%, 02/15/32
(c)
................. 545 502,091
At Home Group, Inc.
(c)
4.88%, 07/15/28 .................. 200 75,778
7.13%, 07/15/29 .................. 370 104,041
AutoNation, Inc.
4.50%, 10/01/25 .................. 395 390,969
3.80%, 11/15/27 .................. 565 541,316
1.95%, 08/01/28 .................. 421 372,739
4.75%, 06/01/30 .................. 626 612,342
2.40%, 08/01/31 .................. 510 420,388
3.85%, 03/01/32 .................. 495 448,622
AutoZone, Inc.
3.13%, 04/21/26 .................. 738 716,087
5.05%, 07/15/26 .................. 455 457,549
3.75%, 06/01/27 .................. 498 484,903
4.50%, 02/01/28 .................. 455 451,421
6.25%, 11/01/28 .................. 330 349,031
3.75%, 04/18/29 .................. 375 359,080
5.10%, 07/15/29 .................. 450 455,265
4.00%, 04/15/30 .................. 803 770,500
1.65%, 01/15/31 .................. 858 705,251
4.75%, 08/01/32 .................. 785 770,777
4.75%, 02/01/33 .................. 450 439,254
5.20%, 08/01/33 .................. 320 321,315
6.55%, 11/01/33 .................. 390 426,823
5.40%, 07/15/34 .................. 460 465,373
Bath & Body Works, Inc.
9.38%, 07/01/25
(c)
................. 310 319,319
6.69%, 01/15/27 .................. 270 274,696
5.25%, 02/01/28 .................. 430 421,597
7.50%, 06/15/29
(d)
................. 465 479,614
6.63%, 10/01/30
(c)
................. 870 877,909
6.95%, 03/01/33 .................. 305 298,077
6.88%, 11/01/35 .................. 806 816,856
6.75%, 07/01/36 .................. 551 551,159
7.60%, 07/15/37 .................. 200 193,730
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(c)(h)
.. 355 343,116
Best Buy Co., Inc.
4.45%, 10/01/28 .................. 571 564,984
1.95%, 10/01/30 .................. 835 710,673
Carvana Co.
(c)(h)
12.00%, (12.00% Cash or 12.00% PIK),
12/01/28 ..................... 956 1,013,814
13.00%, (13.00% Cash or 13.00% PIK),
06/01/30 ..................... 1,425 1,539,911
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31
(d)
.................... 1,703 1,945,075
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
490 512,388
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 .................. 490 424,726
4.10%, 01/15/52 .................. 940 679,143
eG Global Finance plc, 12.00%, 11/30/28
(c)
.. 1,005 1,077,380
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(c)
... 392 413,458
Foot Locker, Inc., 4.00%, 10/01/29
(c)
...... 375 320,499
Gap, Inc. (The)
(c)
3.63%, 10/01/29 .................. 690 602,773
3.88%, 10/01/31 .................. 670 563,384
Global Auto Holdings Ltd.
(c)
8.38%, 01/15/29 .................. 490 477,923

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
8.75%, 01/15/32 .................. USD 500 $ 476,666
Group 1 Automotive, Inc.
(c)
4.00%, 08/15/28 .................. 670 624,499
6.38%, 01/15/30 .................. 255 257,496
Guitar Center, Inc., 8.50%, 01/15/26
(c)
..... 465 414,230
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 352 332,474
Home Depot, Inc. (The)
3.35%, 09/15/25 .................. 832 818,885
4.00%, 09/15/25 .................. 925 916,834
3.00%, 04/01/26 .................. 520 506,397
5.15%, 06/25/26 .................. 1,045 1,055,726
2.13%, 09/15/26 .................. 540 513,696
4.95%, 09/30/26 .................. 495 498,726
2.50%, 04/15/27 .................. 1,325 1,257,901
2.88%, 04/15/27 .................. 915 877,711
4.88%, 06/25/27 .................. 700 707,965
2.80%, 09/14/27 .................. 1,468 1,396,011
0.90%, 03/15/28 .................. 935 828,721
1.50%, 09/15/28 .................. 450 401,682
3.90%, 12/06/28 .................. 1,085 1,065,101
4.90%, 04/15/29 .................. 485 494,526
2.95%, 06/15/29 .................. 2,308 2,155,375
4.75%, 06/25/29 .................. 595 601,817
2.70%, 04/15/30 .................. 1,353 1,228,525
1.38%, 03/15/31 .................. 1,385 1,130,501
4.85%, 06/25/31 .................. 880 892,074
1.88%, 09/15/31 .................. 820 684,310
3.25%, 04/15/32 .................. 1,680 1,528,884
4.50%, 09/15/32 .................. 825 819,898
4.95%, 06/25/34 .................. 1,170 1,181,188
5.88%, 12/16/36 .................. 2,824 3,069,681
3.30%, 04/15/40 .................. 1,226 981,892
5.40%, 09/15/40 .................. 483 491,733
5.95%, 04/01/41 .................. 642 693,032
4.20%, 04/01/43 .................. 812 706,729
4.88%, 02/15/44 .................. 878 833,921
4.40%, 03/15/45 .................. 826 734,463
4.25%, 04/01/46 .................. 1,409 1,218,597
3.90%, 06/15/47 .................. 1,163 945,142
4.50%, 12/06/48 .................. 1,408 1,253,128
3.13%, 12/15/49 .................. 1,285 900,547
3.35%, 04/15/50 .................. 1,266 922,948
2.38%, 03/15/51 .................. 1,428 845,099
2.75%, 09/15/51 .................. 1,048 671,060
3.63%, 04/15/52 .................. 1,295 984,325
4.95%, 09/15/52 .................. 1,065 1,005,729
5.30%, 06/25/54 .................. 490 488,522
3.50%, 09/15/56 .................. 640 467,639
5.40%, 06/25/64 .................. 145 145,045
InRetail Consumer, 3.25%, 03/22/28
(e)
..... 400 365,294
JMH Co. Ltd.
(e)
2.50%, 04/09/31 .................. 600 516,367
2.88%, 04/09/36 .................. 400 322,066
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
395 374,413
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 760 671,792
Lithia Motors, Inc.
(c)
4.63%, 12/15/27 .................. 380 365,475
3.88%, 06/01/29 .................. 700 637,172
4.38%, 01/15/31 .................. 505 455,076
Lowe's Cos., Inc.
4.40%, 09/08/25 .................. 830 823,947
3.38%, 09/15/25 .................. 725 712,233
4.80%, 04/01/26 .................. 485 484,631
2.50%, 04/15/26 .................. 1,862 1,793,809
3.35%, 04/01/27 .................. 555 536,253
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.10%, 05/03/27 .................. USD 1,318 $ 1,263,974
1.30%, 04/15/28 .................. 1,130 1,003,343
1.70%, 09/15/28 .................. 1,285 1,143,521
6.50%, 03/15/29 .................. 745 806,029
3.65%, 04/05/29 .................. 1,508 1,442,573
4.50%, 04/15/30 .................. 1,383 1,370,465
1.70%, 10/15/30 .................. 1,225 1,025,772
2.63%, 04/01/31 .................. 930 812,067
3.75%, 04/01/32 .................. 1,885 1,748,331
5.00%, 04/15/33 .................. 870 873,031
5.15%, 07/01/33
(d)
................. 510 517,693
5.50%, 10/15/35 .................. 35 36,469
5.00%, 04/15/40 .................. 448 426,848
2.80%, 09/15/41 .................. 1,075 756,086
4.65%, 04/15/42 .................. 320 286,800
4.38%, 09/15/45 .................. 535 448,320
3.70%, 04/15/46 .................. 1,065 806,123
4.05%, 05/03/47 .................. 1,548 1,231,061
4.55%, 04/05/49 .................. 525 446,276
5.13%, 04/15/50 .................. 558 513,844
3.00%, 10/15/50 .................. 1,559 1,003,700
3.50%, 04/01/51 .................. 660 466,695
4.25%, 04/01/52 .................. 1,520 1,222,786
5.63%, 04/15/53 .................. 1,490 1,476,391
5.75%, 07/01/53 .................. 305 306,998
4.45%, 04/01/62 .................. 1,197 955,384
5.80%, 09/15/62 .................. 850 846,522
5.85%, 04/01/63 .................. 465 466,620
Michaels Cos., Inc. (The)
(c)
5.25%, 05/01/28 .................. 770 569,728
7.88%, 05/01/29 .................. 1,051 604,149
O'Reilly Automotive, Inc.
3.55%, 03/15/26 .................. 130 127,204
5.75%, 11/20/26 .................. 315 321,185
3.60%, 09/01/27 .................. 896 866,267
4.35%, 06/01/28 .................. 215 212,218
3.90%, 06/01/29 .................. 404 389,811
4.20%, 04/01/30 .................. 440 427,687
1.75%, 03/15/31 .................. 545 449,311
4.70%, 06/15/32 .................. 765 753,348
Park River Holdings, Inc.
(c)
5.63%, 02/01/29
(d)
................. 385 313,250
6.75%, 08/01/29 .................. 310 259,613
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 420 409,925
3.75%, 06/15/29 .................. 490 447,175
PetSmart, Inc.
(c)
4.75%, 02/15/28 .................. 1,085 1,019,261
7.75%, 02/15/29 .................. 1,035 1,004,762
Ross Stores, Inc.
0.88%, 04/15/26 .................. 837 782,445
1.88%, 04/15/31 .................. 240 199,857
Sally Holdings LLC, 6.75%, 03/01/32 ...... 520 518,365
Sonic Automotive, Inc.
(c)
4.63%, 11/15/29 .................. 599 547,675
4.88%, 11/15/31 .................. 455 406,972
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 681 670,919
Staples, Inc.
(c)
10.75%, 09/01/29 ................. 2,000 1,938,152
12.75%, 01/15/30 ................. 791 614,513
TJX Cos., Inc. (The)
2.25%, 09/15/26 .................. 680 647,831
1.15%, 05/15/28 .................. 730 647,317
3.88%, 04/15/30 .................. 592 573,259

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
1.60%, 05/15/31 .................. USD 355 $ 293,442
4.50%, 04/15/50 .................. 420 384,719
Tractor Supply Co.
1.75%, 11/01/30 .................. 415 346,515
5.25%, 05/15/33 .................. 245 247,992
Upbound Group, Inc., 6.38%, 02/15/29
(c)(d)
... 425 415,557
Valvoline, Inc., 3.63%, 06/15/31
(c)
........ 515 450,331
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(c)
360 370,906
Victoria's Secret & Co., 4.63%, 07/15/29
(c)(d)
.. 550 455,803
Victra Holdings LLC, 7.75%, 02/15/26
(c)
.... 705 707,430
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 560 554,285
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(d)(h)
........... 300 300,385
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(e)
..................... 400 386,267
123,127,201
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
0.55%, 08/20/25 .................. 1,531 1,466,095
0.70%, 02/08/26 .................. 1,840 1,738,175
3.25%, 02/23/26 .................. 3,090 3,028,650
4.42%, 05/08/26 .................. 40 39,987
2.45%, 08/04/26 .................. 2,281 2,191,220
2.05%, 09/11/26 .................. 1,635 1,555,044
3.35%, 02/09/27 .................. 2,245 2,191,007
3.20%, 05/11/27 .................. 2,204 2,138,548
3.00%, 06/20/27 .................. 1,222 1,179,048
2.90%, 09/12/27 .................. 1,801 1,726,172
3.00%, 11/13/27 .................. 1,399 1,343,399
1.20%, 02/08/28 .................. 2,152 1,935,325
4.00%, 05/10/28 .................. 745 740,368
1.40%, 08/05/28 .................. 1,260 1,128,248
3.25%, 08/08/29 .................. 965 921,410
2.20%, 09/11/29 .................. 1,866 1,690,433
4.15%, 05/10/30 .................. 540 541,760
1.65%, 05/11/30 .................. 1,732 1,494,948
1.25%, 08/20/30 .................. 1,516 1,272,181
1.65%, 02/08/31 .................. 2,700 2,288,006
1.70%, 08/05/31 .................. 733 615,396
3.35%, 08/08/32 .................. 1,075 996,653
4.30%, 05/10/33 .................. 800 806,918
4.50%, 02/23/36
(d)
................. 1,775 1,784,453
2.38%, 02/08/41 .................. 1,448 1,035,312
3.85%, 05/04/43 .................. 2,528 2,187,094
4.45%, 05/06/44 .................. 887 849,170
3.45%, 02/09/45 .................. 2,254 1,807,216
4.38%, 05/13/45 .................. 1,729 1,594,009
4.65%, 02/23/46 .................. 3,307 3,163,777
3.85%, 08/04/46 .................. 1,946 1,647,193
4.25%, 02/09/47 .................. 853 771,145
3.75%, 09/12/47 .................. 742 612,324
3.75%, 11/13/47 .................. 613 505,384
2.95%, 09/11/49 .................. 1,515 1,071,152
2.65%, 05/11/50 .................. 2,093 1,381,454
2.40%, 08/20/50 .................. 1,162 730,969
2.65%, 02/08/51 .................. 2,485 1,629,393
2.70%, 08/05/51 .................. 1,685 1,108,282
3.95%, 08/08/52 .................. 1,505 1,263,387
4.85%, 05/10/53 .................. 1,015 1,012,254
2.55%, 08/20/60 .................. 1,375 862,767
2.80%, 02/08/61 .................. 1,500 952,102
2.85%, 08/05/61 .................. 1,370 878,311
4.10%, 08/08/62 .................. 895 750,406
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC
6.02%, 06/15/26 .................. USD 717 $ 728,846
4.90%, 10/01/26 .................. 1,054 1,054,178
6.10%, 07/15/27 .................. 461 478,144
5.25%, 02/01/28 .................. 155 157,853
5.30%, 10/01/29 .................. 1,588 1,624,002
6.20%, 07/15/30 .................. 753 802,972
5.75%, 02/01/33
(d)
................. 425 444,859
5.40%, 04/15/34 .................. 510 515,505
8.10%, 07/15/36 .................. 1,034 1,256,918
3.38%, 12/15/41 .................. 975 735,818
8.35%, 07/15/46 .................. 581 753,223
3.45%, 12/15/51 .................. 809 564,517
Dell, Inc.
7.10%, 04/15/28 .................. 285 306,710
6.50%, 04/15/38 .................. 620 665,219
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 .................. 2,480 2,472,427
1.75%, 04/01/26 .................. 523 496,457
6.10%, 04/01/26 .................. 20 20,006
5.25%, 07/01/28
(d)
................. 340 347,176
6.20%, 10/15/35 .................. 709 762,170
6.35%, 10/15/45 .................. 1,320 1,419,624
HP, Inc.
1.45%, 06/17/26 .................. 530 497,858
3.00%, 06/17/27 .................. 1,444 1,375,817
4.75%, 01/15/28 .................. 1,075 1,079,689
4.00%, 04/15/29 .................. 735 711,201
3.40%, 06/17/30 .................. 40 37,196
2.65%, 06/17/31 .................. 987 854,027
4.20%, 04/15/32 .................. 250 236,389
5.50%, 01/15/33
(d)
................. 655 673,448
6.00%, 09/15/41 .................. 1,415 1,474,415
Lenovo Group Ltd.
(e)
5.83%, 01/27/28 .................. 400 408,936
3.42%, 11/02/30 .................. 1,200 1,088,623
6.54%, 07/27/32 .................. 400 429,290
NetApp, Inc.
2.38%, 06/22/27 .................. 575 539,075
2.70%, 06/22/30 .................. 712 635,153
Seagate HDD Cayman
4.88%, 06/01/27 .................. 469 462,753
4.09%, 06/01/29 .................. 465 437,490
3.13%, 07/15/29 .................. 160 137,521
8.25%, 12/15/29 .................. 432 465,973
4.13%, 01/15/31 .................. 200 181,158
8.50%, 07/15/31 .................. 457 495,381
9.63%, 12/01/32 .................. 675 773,108
5.75%, 12/01/34 .................. 459 449,511
Teledyne FLIR LLC, 2.50%, 08/01/30 ...... 435 379,368
Western Digital Corp.
4.75%, 02/15/26 .................. 2,064 2,030,468
2.85%, 02/01/29 .................. 525 462,879
3.10%, 02/01/32 .................. 815 671,325
Xerox Corp.
4.80%, 03/01/35 .................. 235 161,391
6.75%, 12/15/39 .................. 336 264,642
Xerox Holdings Corp.
(c)
5.00%, 08/15/25 .................. 344 337,758
5.50%, 08/15/28 .................. 690 586,756
8.88%, 11/30/29 .................. 460 428,095
94,999,863

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(c)
4.25%, 03/15/29 .................. USD 341 $ 314,436
4.13%, 08/15/31 .................. 315 276,655
G-III Apparel Group Ltd., 7.88%, 08/15/25
(c)
.. 330 330,460
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 .................. 820 803,423
9.00%, 02/15/31
(d)
................. 550 581,714
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... 381 350,038
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 415 361,449
NIKE, Inc.
2.38%, 11/01/26 .................. 1,160 1,106,850
2.75%, 03/27/27 .................. 707 677,358
2.85%, 03/27/30 .................. 1,347 1,238,514
3.25%, 03/27/40 .................. 1,225 979,173
3.63%, 05/01/43 .................. 632 515,338
3.88%, 11/01/45 .................. 1,055 875,512
3.38%, 11/01/46 .................. 790 598,618
3.38%, 03/27/50 .................. 1,207 896,850
Ralph Lauren Corp.
3.75%, 09/15/25 .................. 613 603,986
2.95%, 06/15/30 .................. 447 407,369
Tapestry, Inc.
7.05%, 11/27/25 .................. 405 413,070
7.00%, 11/27/26 .................. 690 713,343
4.13%, 07/15/27 .................. 509 493,592
7.35%, 11/27/28 .................. 1,025 1,075,797
7.70%, 11/27/30 .................. 820 868,744
3.05%, 03/15/32 .................. 370 307,149
7.85%, 11/27/33 .................. 1,255 1,337,769
Under Armour, Inc., 3.25%, 06/15/26 ...... 525 501,531
VF Corp.
2.80%, 04/23/27 .................. 511 475,184
2.95%, 04/23/30 .................. 855 730,940
William Carter Co. (The), 5.63%, 03/15/27
(c)
.. 456 451,002
Wolverine World Wide, Inc., 4.00%, 08/15/29
(c)(d)
505 430,956
18,716,820
Tobacco — 0.3%
Altria Group, Inc.
4.40%, 02/14/26 .................. 723 716,512
2.63%, 09/16/26 .................. 964 919,434
6.20%, 11/01/28 .................. 395 415,799
4.80%, 02/14/29 .................. 1,065 1,063,053
3.40%, 05/06/30 .................. 1,252 1,157,989
2.45%, 02/04/32 .................. 1,115 925,248
6.88%, 11/01/33 .................. 355 393,564
5.80%, 02/14/39 .................. 1,992 2,048,866
3.40%, 02/04/41 .................. 1,215 902,992
4.25%, 08/09/42 .................. 997 820,500
4.50%, 05/02/43 .................. 717 605,644
5.38%, 01/31/44 .................. 1,412 1,369,414
3.88%, 09/16/46 .................. 1,578 1,180,617
5.95%, 02/14/49 .................. 2,048 2,066,270
4.45%, 05/06/50 .................. 597 477,771
3.70%, 02/04/51 .................. 1,237 862,673
4.00%, 02/04/61 .................. 533 381,575
BAT Capital Corp.
3.22%, 09/06/26 .................. 506 488,729
4.70%, 04/02/27 .................. 1,267 1,261,687
3.56%, 08/15/27 .................. 1,031 992,745
2.26%, 03/25/28 .................. 1,583 1,441,943
3.46%, 09/06/29 .................. 695 646,948
4.91%, 04/02/30 .................. 1,199 1,194,373
6.34%, 08/02/30 .................. 790 841,623
5.83%, 02/20/31 .................. 660 684,547
Security
Par (000)
Par (000) Value
Tobacco (continued)
2.73%, 03/25/31 .................. USD 1,114 $ 964,456
4.74%, 03/16/32 .................. 715 693,592
7.75%, 10/19/32 .................. 375 431,537
6.42%, 08/02/33 .................. 1,290 1,384,498
6.00%, 02/20/34 .................. 780 811,366
4.39%, 08/15/37 .................. 2,346 2,063,072
3.73%, 09/25/40 .................. 140 107,296
7.08%, 08/02/43 .................. 665 726,248
4.54%, 08/15/47 .................. 1,298 1,040,833
4.76%, 09/06/49 .................. 1,262 1,030,866
5.28%, 04/02/50 .................. 477 418,512
3.98%, 09/25/50 .................. 20 14,623
5.65%, 03/16/52 .................. 580 541,396
7.08%, 08/02/53 .................. 1,075 1,192,657
BAT International Finance plc
1.67%, 03/25/26 .................. 1,369 1,296,787
4.45%, 03/16/28 .................. 916 901,345
5.93%, 02/02/29 .................. 895 930,451
Imperial Brands Finance plc
(c)
3.50%, 07/26/26 .................. 880 852,233
6.13%, 07/27/27 .................. 675 694,791
3.88%, 07/26/29 .................. 980 926,344
5.50%, 02/01/30 .................. 600 605,485
5.88%, 07/01/34 .................. 675 677,675
JT International Financial Services BV
2.25%, 09/14/31
(e)
................. 400 334,868
6.88%, 10/24/32
(c)
................. 360 402,721
Philip Morris International, Inc.
3.38%, 08/11/25 .................. 485 476,763
5.00%, 11/17/25 .................. 910 910,585
4.88%, 02/13/26 .................. 1,110 1,111,114
2.75%, 02/25/26 .................. 595 575,986
0.88%, 05/01/26 .................. 1,063 993,575
4.75%, 02/12/27 .................. 855 856,802
3.13%, 08/17/27 .................. 250 239,780
5.13%, 11/17/27 .................. 799 809,742
4.88%, 02/15/28 .................. 1,840 1,853,196
3.13%, 03/02/28 .................. 505 479,128
5.25%, 09/07/28 .................. 740 755,183
4.88%, 02/13/29 .................. 875 880,437
3.38%, 08/15/29 .................. 1,020 961,643
5.63%, 11/17/29 .................. 993 1,036,043
5.13%, 02/15/30 .................. 1,640 1,667,352
2.10%, 05/01/30 .................. 510 443,107
5.50%, 09/07/30 .................. 465 481,682
1.75%, 11/01/30 .................. 711 595,564
5.13%, 02/13/31 .................. 855 866,929
5.75%, 11/17/32 .................. 1,435 1,499,375
5.38%, 02/15/33 .................. 1,675 1,707,798
5.63%, 09/07/33 .................. 735 760,286
5.25%, 02/13/34 .................. 965 972,181
6.38%, 05/16/38 .................. 1,211 1,340,955
4.38%, 11/15/41 .................. 723 627,122
4.50%, 03/20/42 .................. 479 422,232
3.88%, 08/21/42 .................. 993 801,474
4.13%, 03/04/43 .................. 716 596,395
4.88%, 11/15/43 .................. 683 627,364
4.25%, 11/10/44 .................. 1,165 976,469
Reynolds American, Inc.
5.70%, 08/15/35 .................. 666 671,952
7.25%, 06/15/37 .................. 381 425,745
6.15%, 09/15/43 .................. 733 730,345
5.85%, 08/15/45 .................. 2,025 1,938,151
Turning Point Brands, Inc., 5.63%, 02/15/26
(c)
. 230 227,030

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
Vector Group Ltd.
(c)
10.50%, 11/01/26 ................. USD 420 $ 424,381
5.75%, 02/01/29 .................. 815 782,585
74,430,619
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 01/15/26 .................. 1,315 1,272,272
3.75%, 06/01/26 .................. 900 878,645
5.30%, 06/25/26 .................. 325 326,988
1.88%, 08/15/26 .................. 570 535,491
2.20%, 01/15/27 .................. 655 614,167
3.63%, 04/01/27 .................. 693 670,505
3.63%, 12/01/27 .................. 1,453 1,392,288
5.85%, 12/15/27 .................. 89 91,315
5.30%, 02/01/28 .................. 640 647,820
2.10%, 09/01/28 .................. 545 487,138
4.63%, 10/01/28 .................. 580 571,634
5.10%, 03/01/29 .................. 375 377,294
3.25%, 10/01/29 .................. 723 667,334
3.00%, 02/01/30 .................. 707 640,937
3.13%, 12/01/30 .................. 865 775,505
5.20%, 07/15/31 .................. 325 324,865
2.88%, 01/15/32 .................. 645 552,559
Aircastle Ltd.
5.25%, 08/11/25
(c)
................. 835 832,005
4.25%, 06/15/26 .................. 564 553,891
2.85%, 01/26/28
(c)
................. 270 248,169
6.50%, 07/18/28
(c)
................. 760 787,152
5.95%, 02/15/29
(c)
................. 700 712,407
5.75%, 10/01/31
(c)
................. 470 472,813
Alta Equipment Group, Inc., 9.00%, 06/01/29
(c)
450 426,389
Aviation Capital Group LLC
(c)
4.13%, 08/01/25 .................. 407 401,002
4.88%, 10/01/25
(d)
................. 440 436,474
1.95%, 01/30/26 .................. 465 441,884
1.95%, 09/20/26 .................. 1,240 1,158,497
3.50%, 11/01/27 .................. 871 826,692
6.25%, 04/15/28 .................. 680 702,333
6.75%, 10/25/28 .................. 845 891,458
5.38%, 07/15/29 .................. 455 457,229
6.38%, 07/15/30 .................. 307 323,435
Beacon Roofing Supply, Inc.
(c)
4.50%, 11/15/26 .................. 220 213,564
4.13%, 05/15/29 .................. 330 303,387
6.50%, 08/01/30 .................. 570 583,315
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(c)
... 305 291,628
BOC Aviation Ltd.
1.75%, 01/21/26
(e)
................. 400 381,751
3.88%, 04/27/26
(e)
................. 650 637,750
3.50%, 09/18/27
(e)
................. 800 767,783
4.50%, 05/23/28
(e)
................. 600 593,702
3.00%, 09/11/29
(c)
................. 400 366,959
2.63%, 09/17/30
(c)
................. 800 706,100
Boise Cascade Co., 4.88%, 07/01/30
(c)
..... 380 358,070
Fortress Transportation & Infrastructure
Investors LLC
(c)
5.50%, 05/01/28 .................. 877 859,950
7.88%, 12/01/30 .................. 472 500,525
7.00%, 05/01/31 .................. 635 655,394
7.00%, 06/15/32 .................. 550 567,602
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
..................... 360 322,742
GATX Corp.
3.25%, 09/15/26 .................. 854 825,229
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.40%, 03/15/27 .................. USD 75 $ 75,885
3.85%, 03/30/27 .................. 333 324,117
3.50%, 03/15/28 .................. 125 119,080
4.55%, 11/07/28 .................. 389 385,797
4.70%, 04/01/29 .................. 250 248,048
4.00%, 06/30/30 .................. 735 699,555
1.90%, 06/01/31 .................. 201 164,336
3.50%, 06/01/32 .................. 350 310,819
4.90%, 03/15/33 .................. 415 405,572
5.45%, 09/15/33 .................. 605 615,226
6.05%, 03/15/34 .................. 525 550,523
6.90%, 05/01/34 .................. 245 273,871
5.20%, 03/15/44 .................. 400 377,586
3.10%, 06/01/51 .................. 475 308,604
6.05%, 06/05/54 .................. 345 355,172
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 1,140 1,041,842
Herc Holdings, Inc.
(c)
5.50%, 07/15/27 .................. 1,076 1,066,841
6.63%, 06/15/29 .................. 450 459,462
Imola Merger Corp., 4.75%, 05/15/29
(c)
..... 1,781 1,676,959
Marubeni Corp., 1.32%, 09/18/25
(e)
....... 400 383,000
Mitsubishi Corp.
(c)
1.13%, 07/15/26 .................. 365 340,051
5.00%, 07/05/28 .................. 445 451,681
5.00%, 07/02/29 .................. 400 407,997
5.13%, 07/17/34 .................. 400 406,720
TTX Co.
(c)
5.50%, 09/25/26 .................. 465 469,600
4.20%, 07/01/46 .................. 335 284,313
4.60%, 02/01/49 .................. 450 406,908
5.65%, 12/01/52 .................. 375 390,374
United Rentals North America, Inc.
5.50%, 05/15/27 .................. 457 455,724
3.88%, 11/15/27 .................. 677 646,230
4.88%, 01/15/28 .................. 1,522 1,489,559
6.00%, 12/15/29
(c)
................. 1,093 1,109,441
5.25%, 01/15/30 .................. 670 655,432
4.00%, 07/15/30 .................. 710 650,626
3.88%, 02/15/31 .................. 996 899,861
3.75%, 01/15/32 .................. 675 596,253
6.13%, 03/15/34
(c)
................. 970 974,544
WESCO Distribution, Inc.
(c)
7.25%, 06/15/28 .................. 1,274 1,306,318
6.38%, 03/15/29 .................. 870 882,297
6.63%, 03/15/32 .................. 765 780,407
WW Grainger, Inc.
4.60%, 06/15/45 .................. 890 814,820
3.75%, 05/15/46 .................. 310 248,421
4.20%, 05/15/47 .................. 710 608,098
54,552,008
Transportation Infrastructure — 0.1%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(e)
1,400 1,191,362
Adani Ports & Special Economic Zone Ltd.
(e)
4.00%, 07/30/27 .................. 400 376,648
4.20%, 08/04/27 .................. 800 758,224
4.38%, 07/03/29 .................. 640 588,242
3.10%, 02/02/31 .................. 400 328,870
3.83%, 02/02/32
(d)
................. 400 335,091
5.00%, 08/02/41 .................. 400 322,760
China Merchants Finance Co. Ltd., 4.75%,
08/03/25
(e)
..................... 200 199,209
CMHI Finance BVI Co. Ltd.
(e)
4.00%, 06/01/27 .................. 600 588,885

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
5.00%, 08/06/28 .................. USD 800 $ 816,189
Delhi International Airport Ltd.
(e)
6.13%, 10/31/26 .................. 400 399,487
6.45%, 06/04/29 .................. 600 603,804
DP World Ltd.
6.85%, 07/02/37
(c)
................. 1,520 1,677,906
5.63%, 09/25/48
(e)
................. 1,000 963,707
4.70%, 09/30/49
(e)
................. 400 337,033
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(e)(i)(j)
............... 1,700 1,688,400
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(e)
.. 400 371,716
HPHT Finance 21 Ltd., 2.00%, 03/19/26
(e)
... 400 381,099
ITR Concession Co. LLC, 5.18%, 07/15/35
(c)
. 263 232,956
Mersin Uluslararasi Liman Isletmeciligi A/S,
8.25%, 11/15/28
(e)
................ 600 618,114
Port of Newcastle Investments Financing Pty.
Ltd., 5.90%, 11/24/31
(c)(d)
............ 265 247,231
PSA Treasury Pte. Ltd.
(e)
2.50%, 04/12/26 .................. 200 192,951
2.13%, 09/05/29 .................. 400 359,769
2.25%, 04/30/30 .................. 800 714,678
Rand Parent LLC, 8.50%, 02/15/30
(c)(d)
..... 760 750,420
Seaspan Corp., 5.50%, 08/01/29
(c)
....... 700 629,126
Shanghai Port Group BVI Development 2 Co.
Ltd., 2.38%, 07/13/30
(e)
............. 1,000 894,710
Shanghai Port Group BVI Development Co.
Ltd.
(e)
3.38%, 06/18/29 .................. 300 286,624
2.85%, 09/11/29 .................. 200 186,107
Shenzhen Expressway Corp. Ltd., 1.75%,
07/08/26
(e)
..................... 200 187,445
Stena International SA
(c)
7.25%, 01/15/31 .................. 635 648,562
7.63%, 02/15/31 .................. 360 370,967
Sydney Airport Finance Co. Pty. Ltd., 3.63%,
04/28/26
(c)
..................... 350 341,482
Transurban Finance Co. Pty. Ltd.
(c)
4.13%, 02/02/26 .................. 405 399,149
3.38%, 03/22/27 .................. 245 235,680
2.45%, 03/16/31 .................. 385 328,220
Zhejiang Expressway Co. Ltd., 1.64%,
07/14/26
(e)
..................... 400 375,188
Zhejiang Seaport International Co. Ltd., 1.98%,
03/17/26
(e)
..................... 600 571,265
20,499,276
Water Utilities — 0.1%
Aegea Finance SARL
(e)
6.75%, 05/20/29 .................. 400 394,743
9.00%, 01/20/31 .................. 600 631,879
American Water Capital Corp.
2.95%, 09/01/27 .................. 813 772,923
3.75%, 09/01/28 .................. 702 678,097
3.45%, 06/01/29 .................. 1,077 1,021,011
2.80%, 05/01/30 .................. 711 640,655
2.30%, 06/01/31 .................. 510 434,057
4.45%, 06/01/32 .................. 520 508,288
5.15%, 03/01/34 .................. 650 660,250
6.59%, 10/15/37 .................. 518 592,039
4.30%, 12/01/42 .................. 370 322,883
4.30%, 09/01/45 .................. 437 374,784
4.00%, 12/01/46 .................. 320 259,412
3.75%, 09/01/47 .................. 512 399,915
4.20%, 09/01/48 .................. 601 501,371
Security
Par (000)
Par (000) Value
Water Utilities (continued)
4.15%, 06/01/49 .................. USD 370 $ 305,725
3.45%, 05/01/50 .................. 435 315,106
3.25%, 06/01/51 .................. 460 321,805
5.45%, 03/01/54 .................. 485 481,948
Essential Utilities, Inc.
3.57%, 05/01/29 .................. 715 676,081
2.70%, 04/15/30 .................. 671 598,728
2.40%, 05/01/31 .................. 588 500,216
5.38%, 01/15/34 .................. 225 227,616
4.28%, 05/01/49 .................. 545 437,882
3.35%, 04/15/50 .................. 463 319,662
5.30%, 05/01/52 .................. 430 405,695
Manila Water Co., Inc., 4.38%, 07/30/30
(e)
... 400 376,991
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(e)
..................... 500 456,127
United Utilities plc, 6.88%, 08/15/28 ....... 460 490,697
14,106,586
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29 .................. 1,675 1,592,397
2.88%, 05/07/30 .................. 1,257 1,132,213
4.70%, 07/21/32 .................. 400 392,344
6.38%, 03/01/35 .................. 780 857,027
6.13%, 11/15/37 .................. 425 459,780
6.13%, 03/30/40 .................. 1,778 1,884,588
4.38%, 07/16/42 .................. 1,019 888,954
4.38%, 04/22/49
(d)
................. 1,355 1,157,271
Axiata SPV2 Bhd.
(e)
4.36%, 03/24/26 .................. 200 197,980
2.16%, 08/19/30 .................. 1,000 858,635
Axiata Spv5 Labuan Ltd., 3.06%, 08/19/50
(e)
. 800 542,218
Bharti Airtel Ltd., 3.25%, 06/03/31
(e)
....... 700 626,366
C&W Senior Finance Ltd., 6.88%, 09/15/27
(c)
. 1,125 1,100,400
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(d)(e)
.................... 450 386,112
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... 1,850 1,819,210
CT Trust, 5.13%, 02/03/32
(d)(e)
.......... 600 535,101
Empresa Nacional de Telecomunicaciones SA
(e)
4.75%, 08/01/26 .................. 400 393,091
3.05%, 09/14/32 .................. 900 731,981
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(e)(i)(j)
............... 600 578,205
Millicom International Cellular SA
(e)
6.25%, 03/25/29 .................. 540 527,855
4.50%, 04/27/31 .................. 800 701,908
MTN Mauritius Investments Ltd., 6.50%,
10/13/26
(e)
..................... 400 400,839
Oztel Holdings SPC Ltd., 6.63%, 04/24/28
(e)
.. 650 664,649
PLDT, Inc.
(e)
2.50%, 01/23/31 .................. 200 170,594
3.45%, 06/23/50 .................. 400 279,322
Rogers Communications, Inc.
3.63%, 12/15/25 .................. 1,183 1,160,360
2.90%, 11/15/26 .................. 815 779,094
3.20%, 03/15/27 .................. 995 955,103
5.00%, 02/15/29 .................. 960 963,245
3.80%, 03/15/32 .................. 1,515 1,384,766
5.30%, 02/15/34 .................. 285 285,681
7.50%, 08/15/38 .................. 340 405,178
4.50%, 03/15/42 .................. 937 814,740
4.50%, 03/15/43 .................. 503 432,549
5.45%, 10/01/43 .................. 725 702,024
5.00%, 03/15/44 .................. 639 585,721

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.30%, 02/15/48 .................. USD 835 $ 678,402
4.35%, 05/01/49 .................. 1,433 1,167,943
3.70%, 11/15/49 .................. 788 575,759
4.55%, 03/15/52 .................. 1,265 1,062,422
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%), 5.25%,
03/15/82
(c)(i)
................... 664 642,049
SK Telecom Co. Ltd., 6.63%, 07/20/27
(c)
.... 15 15,732
Sprint LLC, 7.63%, 03/01/26 ........... 1,810 1,861,337
Sprint Spectrum Co. LLC, 5.15%, 03/20/28
(c)
. 379 378,601
Telefonica Europe BV, 8.25%, 09/15/30 .... 1,626 1,879,838
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(e)
500 404,017
T-Mobile USA, Inc.
1.50%, 02/15/26 .................. 1,068 1,013,155
2.25%, 02/15/26 .................. 1,785 1,711,705
2.63%, 04/15/26 .................. 1,220 1,173,274
3.75%, 04/15/27 .................. 2,474 2,411,883
5.38%, 04/15/27 .................. 1,665 1,674,796
4.75%, 02/01/28 .................. 1,976 1,968,549
2.05%, 02/15/28 .................. 1,920 1,750,954
4.95%, 03/15/28 .................. 1,195 1,203,404
4.80%, 07/15/28 .................. 1,080 1,082,407
4.85%, 01/15/29 .................. 1,381 1,386,766
2.63%, 02/15/29 .................. 1,095 998,595
2.40%, 03/15/29 .................. 363 327,762
3.38%, 04/15/29 .................. 1,760 1,656,256
3.88%, 04/15/30 .................. 5,482 5,228,525
2.55%, 02/15/31 .................. 2,189 1,900,244
2.88%, 02/15/31 .................. 1,020 903,579
3.50%, 04/15/31 .................. 2,003 1,839,012
2.25%, 11/15/31 .................. 1,040 871,689
2.70%, 03/15/32 .................. 1,040 891,218
5.20%, 01/15/33 .................. 935 945,476
5.05%, 07/15/33 .................. 2,275 2,275,076
5.75%, 01/15/34 .................. 700 735,999
5.15%, 04/15/34 .................. 1,230 1,237,246
4.38%, 04/15/40 .................. 1,649 1,461,257
3.00%, 02/15/41 .................. 2,440 1,797,995
4.50%, 04/15/50 .................. 2,346 2,005,589
3.30%, 02/15/51 .................. 2,597 1,803,637
3.40%, 10/15/52 .................. 2,205 1,546,353
5.65%, 01/15/53 .................. 1,455 1,466,476
5.75%, 01/15/54 .................. 1,935 1,975,410
6.00%, 06/15/54 .................. 625 660,759
5.50%, 01/15/55 .................. 794 783,408
3.60%, 11/15/60 .................. 1,335 927,208
5.80%, 09/15/62 .................. 480 489,346
Turkcell Iletisim Hizmetleri A/S
(e)
5.75%, 10/15/25 .................. 400 397,011
5.80%, 04/11/28 .................. 400 385,942
United States Cellular Corp., 6.70%, 12/15/33 489 523,594
Vmed O2 UK Financing I plc
(c)
4.25%, 01/31/31 .................. 1,240 1,050,556
4.75%, 07/15/31 .................. 1,275 1,094,528
7.75%, 04/15/32 .................. 760 760,941
Vodafone Group plc
4.38%, 05/30/28 .................. 560 559,510
7.88%, 02/15/30 .................. 660 759,724
6.25%, 11/30/32 .................. 465 504,232
6.15%, 02/27/37 .................. 489 529,976
5.00%, 05/30/38 .................. 680 664,535
5.25%, 05/30/48 .................. 655 618,431
4.88%, 06/19/49 .................. 1,533 1,366,324
4.25%, 09/17/50 .................. 1,352 1,089,220
5.63%, 02/10/53 .................. 790 775,983
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.75%, 06/28/54 .................. USD 1,190 $ 1,180,024
5.13%, 06/19/59 .................. 385 343,759
5.75%, 02/10/63 .................. 365 356,215
5.88%, 06/28/64 .................. 1,125 1,108,943
(5-Year USD Swap Semi + 4.87%), 7.00%,
04/04/79
(i)
..................... 1,810 1,870,412
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81
(i)
..................... 430 405,756
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13%,
06/04/81
(i)
..................... 900 794,607
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.07%), 5.13%,
06/04/81
(i)
..................... 885 666,019
103,924,851
Total Corporate Bonds — 31.2%
(Cost: $9,624,650,164) ............................ 9,129,280,799
Foreign Agency Obligations
Argentina — 0.0%
Bonos Para La Reconstruccion De Una
Argentina Libre
3.00%, 05/31/26 .................. 2,700 1,984,928
5.00%, 10/31/27 .................. 3,825 2,775,460
YPF SA
(e)
6.95%, 07/21/27 .................. 723 664,276
9.00%, 06/30/29
(f)
................. 631 632,426
9.50%, 01/17/31 .................. 750 771,097
7.00%, 09/30/33
(f)
................. 605 547,008
7.00%, 12/15/47 .................. 750 550,780
7,925,975
Australia — 0.0%
(c)
Export Finance & Insurance Corp., 4.63%
,
10/26/27 ....................... 10 10,105
NBN Co. Ltd.
1.45%, 05/05/26 .................. 1,565 1,476,253
1.63%, 01/08/27 .................. 440 408,980
5.75%, 10/06/28 .................. 1,065 1,110,565
2.63%, 05/05/31 .................. 1,363 1,190,761
2.50%, 01/08/32 .................. 350 298,546
6.00%, 10/06/33 .................. 800 860,932
5,356,142
Austria — 0.0%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25 .................. 1,700 1,619,396
4.63%, 11/03/25 .................. 960 959,602
4.13%, 01/20/26 .................. 980 973,865
0.50%, 02/02/26 .................. 1,915 1,802,898
5.00%, 10/23/26 .................. 1,570 1,592,054
4.75%, 05/21/27 .................. 115 116,652
3.63%, 09/09/27 .................. 1,070 1,051,967
4.25%, 03/01/28 .................. 1,105 1,107,595
4.13%, 01/18/29 .................. 1,891 1,894,520
11,118,549
Azerbaijan — 0.0%
(e)
Southern Gas Corridor CJSC, 6.88%
,
03/24/26 1,950 1,967,108
State Oil Co. of the Azerbaijan Republic, 6.95%
,
03/18/30 ....................... 622 642,791
2,609,899

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Bahrain — 0.0%
(e)
Bapco Energies BSC Closed, 8.38%
,
11/07/28 USD 400 $ 429,232
Gulf International Bank BSC
2.38%, 09/23/25 .................. 400 385,576
5.75%, 06/05/29 .................. 200 203,809
1,018,617
Belgium — 0.0%
Dexia SA
(c)
1.13%, 04/09/26
(d)
................. 1,099 1,035,969
4.50%, 03/19/27 .................. 460 461,613
1,497,582
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 4.63%
,
02/04/30
(e)
...................... 600 550,290
Canada — 0.1%
CDP Financial, Inc.
(c)
1.00%, 05/26/26 .................. 695 652,712
4.25%, 07/25/28
(d)
................. 1,000 999,247
4.88%, 06/05/29 .................. 1,300 1,336,178
5.60%, 11/25/39 .................. 455 486,300
CPPIB Capital, Inc.
(c)
0.88%, 09/09/26 .................. 2,265 2,104,684
2.75%, 11/02/27 .................. 250 238,596
4.25%, 07/20/28 .................. 655 656,053
1.25%, 01/28/31 .................. 1,700 1,414,725
Export Development Canada
3.38%, 08/26/25 .................. 720 710,367
4.38%, 06/29/26 .................. 35 34,989
3.00%, 05/25/27 .................. 395 382,931
3.88%, 02/14/28 .................. 5,315 5,275,364
4.13%, 02/13/29 .................. 2,650 2,657,536
Hydro-Quebec
8.50%, 12/01/29 .................. 450 526,025
9.38%, 04/15/30 .................. 290 356,918
9.50%, 11/15/30 .................. 23 28,781
OMERS Finance Trust
(c)
5.50%, 11/15/33 .................. 1,000 1,063,514
4.00%, 04/19/52 .................. 795 655,008
Ontario Teachers' Finance Trust, 4.25%
,
04/25/28
(c)
...................... 5,000 4,989,540
Province of Ontario
(c)
0.88%, 09/21/26 .................. 115 106,683
4.63%, 04/10/29 .................. 1,300 1,317,316
2.00%, 04/16/31 .................. 250 215,857
PSP Capital, Inc.
(c)
1.00%, 06/29/26
(d)
................. 415 388,662
1.63%, 10/26/28 .................. 90 80,966
26,678,952
Chile — 0.1%
Chile Electricity Lux MPC SARL, 6.01%
,
01/20/33
(e)
...................... 772 788,271
Corp. Nacional del Cobre de Chile
4.50%, 09/16/25
(e)
................. 400 395,767
3.63%, 08/01/27
(e)
................. 1,000 953,393
3.00%, 09/30/29
(e)
................. 1,000 894,494
3.15%, 01/14/30
(e)
................. 1,000 896,428
3.75%, 01/15/31
(e)
................. 800 724,222
5.13%, 02/02/33
(e)
................. 600 578,139
5.95%, 01/08/34
(e)
................. 1,600 1,622,741
5.63%, 09/21/35
(c)
................. 200 198,823
6.44%, 01/26/36
(e)
................. 1,200 1,254,662
6.15%, 10/24/36
(c)
................. 400 412,308
4.25%, 07/17/42
(c)
................. 600 477,594
Security
Par (000)
Par (000) Value
Chile (continued)
5.63%, 10/18/43
(e)
................. USD 800 $ 752,906
4.88%, 11/04/44
(e)
................. 800 679,829
4.50%, 08/01/47
(e)
................. 1,250 1,002,113
4.38%, 02/05/49
(e)
................. 1,200 939,407
3.70%, 01/30/50
(e)
................. 2,629 1,823,884
3.15%, 01/15/51
(e)
................. 600 380,126
6.30%, 09/08/53
(e)
................. 1,200 1,205,088
Empresa de los Ferrocarriles del Estado
(e)
3.07%, 08/18/50 .................. 400 242,431
3.83%, 09/14/61 .................. 400 265,626
Empresa Nacional del Petroleo
(e)
5.25%, 11/06/29
(d)
................. 600 590,581
3.45%, 09/16/31 .................. 600 522,628
6.15%, 05/10/33 .................. 400 406,341
4.50%, 09/14/47 .................. 450 341,519
18,349,321
China — 0.1%
(e)
Avi Funding Co. Ltd., 3.80%
,
09/16/25 ...... 400 394,797
China Development Bank
1.00%, 10/27/25 .................. 1,000 955,941
3.38%, 01/24/27 .................. 800 783,713
(1-day SOFR + 0.33%), 5.68%, 04/16/27
(i)
200 200,062
1.63%, 10/27/30 .................. 1,200 1,030,950
4.00%, 01/24/37 .................. 600 577,649
Chongqing Nan'an Urban Construction &
Development Group Co. Ltd., 4.56%
,
06/10/26 ....................... 400 387,314
Export-Import Bank of China (The)
2.88%, 04/26/26 .................. 1,600 1,558,097
3.88%, 05/16/26 .................. 1,200 1,189,026
3.38%, 03/14/27 .................. 800 781,764
3.25%, 11/28/27 .................. 400 387,053
4.00%, 11/28/47 .................. 600 528,776
Fujian Zhanglong Group Co. Ltd., 6.70%
,
09/02/26 ....................... 600 610,025
Guangzhou Development District Holding
Group Co. Ltd., 2.85%
,
01/19/27 ....... 600 561,755
Huzhou City Investment Development Group
Co. Ltd., 5.68%
,
06/06/26 ............ 200 200,148
Industrial & Commercial Bank of China Ltd.
4.88%, 09/21/25 .................. 2,000 1,994,812
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.37%), 3.20%
(i)
(j)
........................... 5,200 4,989,891
Shaoxing City Investment Group Ltd., 2.50%
,
08/19/26 ....................... 600 560,658
Shaoxing Shangyu State-owned Capital
Investment Operation Co. Ltd., 5.60%
,
01/30/27 ....................... 400 400,463
18,092,894
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 1,165 1,150,142
8.63%, 01/19/29 .................. 1,000 1,060,950
6.88%, 04/29/30 .................. 1,900 1,858,604
4.63%, 11/02/31 .................. 950 788,407
8.88%, 01/13/33
(d)
................. 2,200 2,297,899
8.38%, 01/19/36 .................. 1,619 1,611,062
7.38%, 09/18/43 .................. 940 830,443
5.88%, 05/28/45 .................. 1,900 1,370,413
5.88%, 11/02/51 .................. 800 560,124
Empresas Publicas de Medellin ESP
(e)
4.25%, 07/18/29 .................. 1,000 878,614

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
4.38%, 02/15/31 .................. USD 400 $ 334,679
Grupo Energia Bogota SA ESP
(e)
4.88%, 05/15/30 .................. 200 191,985
7.85%, 11/09/33 .................. 600 674,224
13,607,546
Costa Rica — 0.0%
Instituto Costarricense de Electricidad, 6.38%
,
05/15/43
(e)
...................... 400 356,250
France — 0.2%
Agence Francaise de Developpement EPIC,
4.00%
,
09/21/27
(e)
................. 600 593,387
Caisse d'Amortissement de la Dette Sociale
(c)
0.38%, 09/23/25
(d)
................. 2,715 2,582,484
4.00%, 01/25/26
(d)
................. 5,285 5,238,166
0.63%, 02/18/26 .................. 265 249,451
4.25%, 01/24/27 .................. 3,500 3,494,050
3.75%, 05/24/28 .................. 10,230 10,065,993
4.50%, 05/22/29 .................. 4,000 4,057,428
1.00%, 10/21/30 .................. 2,000 1,653,400
1.38%, 01/20/31 .................. 2,460 2,068,205
2.13%, 01/26/32
(d)
................. 590 511,493
Electricite de France SA
3.63%, 10/13/25
(c)
................. 2,580 2,534,317
5.70%, 05/23/28
(c)
................. 765 786,854
4.50%, 09/21/28
(c)
................. 2,315 2,283,174
5.65%, 04/22/29
(c)(d)
................ 1,125 1,160,011
6.25%, 05/23/33
(c)
................. 985 1,050,734
5.95%, 04/22/34
(c)
................. 900 935,530
4.75%, 10/13/35
(c)
................. 590 553,641
4.88%, 09/21/38
(c)
................. 830 769,714
6.95%, 01/26/39
(c)
................. 1,674 1,867,364
5.60%, 01/27/40
(c)
................. 805 806,391
4.88%, 01/22/44
(c)
................. 800 718,199
4.95%, 10/13/45
(c)
................. 1,543 1,389,552
5.00%, 09/21/48
(c)
................. 1,036 926,967
6.90%, 05/23/53
(c)
................. 855 949,856
5.25%, 10/13/55
(c)(d)
................ 250 226,491
6.00%, 04/22/64
(c)
................. 680 659,911
4.50%, 12/04/69
(e)
................. 1,400 1,028,145
6.00%, 01/22/2114
(c)(d)
.............. 522 507,889
SFIL SA, 0.63%
,
02/09/26
(e)
............. 600 564,186
50,232,983
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau
5.13%, 09/29/25 .................. 2,555 2,567,329
0.63%, 01/22/26 .................. 3,940 3,723,767
5.00%, 03/16/26 .................. 2,300 2,319,450
3.63%, 04/01/26 .................. 2,725 2,689,332
4.63%, 08/07/26 .................. 3,390 3,409,632
1.00%, 10/01/26 .................. 3,470 3,237,237
4.38%, 03/01/27 .................. 4,620 4,641,672
3.00%, 05/20/27 .................. 650 630,451
4.13%, 01/31/28 .................. 30 30,004
3.75%, 02/15/28 .................. 2,640 2,611,624
2.88%, 04/03/28 .................. 3,496 3,354,738
3.88%, 06/15/28 .................. 2,170 2,155,579
4.00%, 03/15/29 .................. 4,712 4,711,402
1.75%, 09/14/29 .................. 1,984 1,778,332
0.75%, 09/30/30 .................. 2,500 2,059,665
4.75%, 10/29/30 .................. 1,100 1,143,837
4.13%, 07/15/33 .................. 10,585 10,565,055
4.38%, 02/28/34 .................. 2,140 2,180,292
0.00%, 04/18/36
(k)
................. 1,225 742,838
Security
Par (000)
Par (000) Value
Germany (continued)
0.00%, 06/29/37
(k)
................. USD 1,354 $ 777,577
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(e)
0.50%, 12/08/25 .................. 155 146,646
4.50%, 01/26/26 .................. 140 139,764
4.88%, 03/09/26 .................. 30 30,125
1.38%, 10/12/28 .................. 200 178,788
Landwirtschaftliche Rentenbank
0.88%, 03/30/26 .................. 1,873 1,765,585
1.75%, 07/27/26 .................. 1,471 1,398,541
1.75%, 01/14/27
(e)
................. 1,055 994,572
3.88%, 09/28/27 .................. 220 218,138
2.50%, 11/15/27 .................. 1,893 1,797,196
1.00%, 02/25/28
(e)
................. 945 847,817
Series 44, 3.88%, 06/14/28 ........... 1,200 1,189,586
4.63%, 04/17/29 .................. 210 215,307
3.00%, 05/21/29
(e)
................. 2,250 2,145,633
0.88%, 09/03/30 .................. 1,871 1,549,337
4.13%, 02/06/31
(e)
................. 370 370,433
5.00%, 10/24/33 .................. 2,095 2,224,861
NRW Bank
(e)
4.63%, 11/04/25 .................. 930 928,280
0.88%, 03/09/26 .................. 965 909,978
4.63%, 03/08/27 .................. 204 205,464
72,585,864
Hong Kong — 0.0%
Airport Authority
4.88%, 01/12/26
(c)
................. 400 401,665
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.70%),
2.10%
(e)(i)(j)
.................... 800 761,589
1.75%, 01/12/27
(c)
................. 800 750,020
4.75%, 01/12/28
(c)(d)
................ 800 811,189
(7-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.74%),
2.40%
(e)(i)(j)
.................... 400 365,673
3.45%, 02/21/29
(e)
................. 200 193,293
4.88%, 01/12/30
(c)
................. 800 823,097
1.63%, 02/04/31
(c)
................. 1,200 1,013,494
2.50%, 01/12/32
(c)
................. 1,000 880,314
4.88%, 01/12/33
(c)
................. 800 827,194
2.63%, 02/04/51
(c)
................. 400 265,128
3.25%, 01/12/52
(c)
................. 1,200 893,047
3.50%, 01/12/62
(c)(d)
................ 600 455,105
Hong Kong Mortgage Corp. Ltd. (The), 4.88%
,
09/13/28
(e)
...................... 800 816,842
MTR Corp. Ltd., 1.63%
,
08/19/30
(e)
........ 1,093 940,141
10,197,791
Hungary — 0.0%
(e)
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27 ....................... 1,000 1,009,960
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28 ....................... 1,000 1,024,080
MVM Energetika Zrt.
7.50%, 06/09/28 .................. 800 841,532
6.50%, 03/13/31 .................. 600 612,819
3,488,391
India — 0.0%
(e)
Export-Import Bank of India
3.38%, 08/05/26 .................. 850 825,834
3.88%, 02/01/28 .................. 1,200 1,162,906
3.25%, 01/15/30 .................. 800 734,907
2.25%, 01/13/31 .................. 1,000 843,528

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India (continued)
5.50%, 01/18/33
(d)
................. USD 800 $ 820,152
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32 .................. 400 362,422
3.95%, 02/13/50 .................. 200 159,650
NTPC Ltd.
4.25%, 02/26/26 .................. 400 395,585
4.50%, 03/19/28 .................. 400 396,873
Oil & Natural Gas Corp. Ltd., 3.38%
,
12/05/29 200 185,988
Oil India Ltd., 5.13%
,
02/04/29 ........... 600 606,816
Power Finance Corp. Ltd.
3.75%, 12/06/27 .................. 400 383,255
5.25%, 08/10/28 .................. 200 200,914
6.15%, 12/06/28 .................. 600 622,256
4.50%, 06/18/29 .................. 400 388,676
3.90%, 09/16/29 .................. 400 376,666
3.95%, 04/23/30 .................. 800 750,590
3.35%, 05/16/31 .................. 400 355,010
9,572,028
Indonesia — 0.1%
(e)
Bank Mandiri Persero Tbk. PT
5.50%, 04/04/26 .................. 200 200,548
2.00%, 04/19/26 .................. 400 378,356
Bank Negara Indonesia Persero Tbk. PT
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 4.30%
(i)
(j)
........................... 600 563,221
5.28%, 04/05/29 .................. 400 401,219
Hutama Karya Persero PT, 3.75%
,
05/11/30 .. 450 417,576
Pelabuhan Indonesia Persero PT, 5.38%
,
05/05/45 ....................... 420 409,175
Pertamina Persero PT
1.40%, 02/09/26 .................. 600 567,776
3.65%, 07/30/29 .................. 800 750,937
3.10%, 01/21/30 .................. 400 361,312
3.10%, 08/27/30 .................. 1,000 897,464
2.30%, 02/09/31 .................. 600 506,243
6.50%, 05/27/41 .................. 400 432,770
6.00%, 05/03/42 .................. 828 843,448
5.63%, 05/20/43 .................. 1,200 1,176,056
6.45%, 05/30/44 .................. 1,600 1,706,570
6.50%, 11/07/48 .................. 400 432,227
4.70%, 07/30/49 .................. 700 597,631
4.18%, 01/21/50
(d)
................. 1,200 944,128
4.15%, 02/25/60
(d)
................. 1,000 751,025
Perusahaan Listrik Negara PT
4.13%, 05/15/27
(d)
................. 1,211 1,179,399
5.45%, 05/21/28
(d)
................. 1,000 1,010,972
5.38%, 01/25/29 .................. 400 402,736
3.38%, 02/05/30 .................. 600 545,860
6.15%, 05/21/48 .................. 1,000 997,343
6.25%, 01/25/49 .................. 400 403,145
4.88%, 07/17/49 .................. 800 668,558
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/29 .................. 600 565,958
3.00%, 06/30/30 .................. 400 354,078
5.25%, 10/24/42 .................. 800 733,280
5.25%, 05/15/47 .................. 400 357,261
4.38%, 02/05/50 .................. 400 311,095
4.00%, 06/30/50
(d)
................. 1,000 727,391
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .. 400 373,307
20,968,065
Security
Par (000)
Par (000) Value
Israel — 0.0%
Israel Electric Corp. Ltd.
(e)
7.75%, 12/15/27 .................. USD 250 $ 262,552
4.25%, 08/14/28
(c)
................. 1,000 937,071
3.75%, 02/22/32
(c)
................. 400 336,516
1,536,139
Japan — 0.1%
Central Nippon Expressway Co. Ltd.
(e)
0.89%, 09/29/25 .................. 200 190,683
0.89%, 12/10/25 .................. 400 378,381
Development Bank of Japan, Inc.
(c)
1.25%, 10/20/26
(d)
................. 495 461,300
3.25%, 04/28/27
(d)
................. 654 634,371
4.63%, 04/10/29 .................. 1,000 1,016,534
4.50%, 01/30/34 .................. 500 504,434
Japan Bank for International Cooperation
2.75%, 01/21/26 .................. 930 904,300
4.25%, 01/26/26 .................. 275 273,249
2.38%, 04/20/26 .................. 545 524,954
4.25%, 04/27/26 .................. 180 178,863
1.88%, 07/21/26 .................. 330 313,602
2.25%, 11/04/26 .................. 2,466 2,348,538
1.63%, 01/20/27 .................. 10 9,357
2.88%, 06/01/27 .................. 3,624 3,483,563
2.88%, 07/21/27 .................. 1,100 1,055,047
2.75%, 11/16/27 .................. 1,405 1,336,424
4.63%, 07/19/28 .................. 1,000 1,012,913
3.25%, 07/20/28 .................. 535 515,227
3.50%, 10/31/28 .................. 704 683,372
2.13%, 02/16/29 .................. 360 328,697
2.00%, 10/17/29 .................. 550 492,573
1.25%, 01/21/31 .................. 2,020 1,678,998
4.38%, 01/24/31 .................. 360 362,647
1.88%, 04/15/31 .................. 4,620 3,979,921
4.63%, 04/17/34 .................. 1,060 1,086,542
Japan International Cooperation Agency
2.13%, 10/20/26 .................. 495 470,258
2.75%, 04/27/27 .................. 1,253 1,199,145
3.25%, 05/25/27 .................. 120 116,249
3.38%, 06/12/28 .................. 125 120,559
4.75%, 05/21/29 .................. 1,000 1,022,340
1.00%, 07/22/30
(d)
................. 1,875 1,550,969
28,234,010
Kazakhstan — 0.0%
Fund of National Welfare Samruk-Kazyna JSC,
2.00%
,
10/28/26
(e)
................. 400 369,743
Malaysia — 0.0%
(e)
Export-Import Bank of Malaysia Bhd., 1.83%
,
11/26/26 ........................ 400 372,899
Petroliam Nasional Bhd., 7.63%
,
10/15/26 ... 415 439,116
812,015
Mexico — 0.2%
Comision Federal de Electricidad
(e)
4.75%, 02/23/27 .................. 400 390,321
4.69%, 05/15/29 .................. 1,200 1,146,251
3.35%, 02/09/31 .................. 1,000 844,691
3.88%, 07/26/33 .................. 600 495,954
5.75%, 02/14/42 .................. 400 368,247
6.13%, 06/16/45 .................. 600 548,696
4.68%, 02/09/51 .................. 800 573,249
6.26%, 02/15/52 .................. 400 348,600
Petroleos Mexicanos
6.88%, 10/16/25
(d)
................. 750 748,275

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
4.50%, 01/23/26
(d)
................. USD 1,044 $ 1,001,937
6.88%, 08/04/26 .................. 2,250 2,222,589
6.49%, 01/23/27 .................. 1,200 1,158,557
6.50%, 03/13/27 .................. 3,615 3,480,925
5.35%, 02/12/28 .................. 1,932 1,755,486
6.50%, 01/23/29
(d)
................. 1,000 914,449
8.75%, 06/02/29 .................. 1,800 1,785,779
6.84%, 01/23/30 .................. 2,350 2,102,872
5.95%, 01/28/31
(d)
................. 3,236 2,669,639
6.70%, 02/16/32 .................. 6,000 5,130,022
10.00%, 02/07/33
(d)
................ 1,700 1,734,621
6.63%, 06/15/35 .................. 2,500 1,947,824
6.50%, 06/02/41 .................. 1,514 1,055,587
5.50%, 06/27/44
(d)
................. 675 418,601
6.38%, 01/23/45 .................. 1,250 832,908
5.63%, 01/23/46
(d)
................. 987 609,220
6.75%, 09/21/47 .................. 4,650 3,154,298
6.35%, 02/12/48
(d)
................. 1,350 882,015
7.69%, 01/23/50 .................. 7,146 5,247,488
6.95%, 01/28/60 .................. 3,464 2,338,944
45,908,045
Morocco — 0.0%
OCP SA
(e)
4.50%, 10/22/25 .................. 400 392,509
3.75%, 06/23/31 .................. 800 699,753
6.75%, 05/02/34 .................. 1,000 1,039,378
6.88%, 04/25/44 .................. 400 389,915
5.13%, 06/23/51 .................. 800 613,610
7.50%, 05/02/54 .................. 600 619,239
3,754,404
Netherlands — 0.0%
BNG Bank NV
(c)
2.38%, 03/16/26
(d)
................. 265 256,103
0.88%, 05/18/26 .................. 530 497,091
4.50%, 03/01/27 .................. 1,700 1,709,503
3.50%, 05/19/28 .................. 20 19,530
4.25%, 01/25/29 .................. 2,500 2,512,030
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV
(e)
4.75%, 11/15/28 .................. 1,000 1,021,830
4.50%, 06/12/29 .................. 200 203,432
Nederlandse Waterschapsbank NV
(c)
0.50%, 12/02/25 .................. 45 42,610
2.38%, 03/24/26 .................. 1,020 985,436
4.38%, 02/28/29 .................. 1,200 1,211,524
1.00%, 05/28/30 .................. 55 46,139
8,505,228
Norway — 0.1%
Equinor ASA
1.75%, 01/22/26 .................. 2,230 2,136,718
3.00%, 04/06/27 .................. 786 756,342
7.25%, 09/23/27 .................. 429 462,540
3.63%, 09/10/28 .................. 1,548 1,500,311
6.50%, 12/01/28
(c)
................. 835 897,012
3.13%, 04/06/30 .................. 1,765 1,639,075
2.38%, 05/22/30 .................. 2,021 1,800,951
3.63%, 04/06/40 .................. 345 286,057
5.10%, 08/17/40 .................. 729 719,138
4.25%, 11/23/41 .................. 272 240,249
3.95%, 05/15/43 .................. 1,046 882,808
4.80%, 11/08/43 .................. 499 471,772
3.25%, 11/18/49 .................. 1,251 899,102
3.70%, 04/06/50 .................. 1,100 860,447
Security
Par (000)
Par (000) Value
Norway (continued)
Kommunalbanken AS
(c)
0.38%, 09/11/25 .................. USD 40 $ 38,115
4.63%, 10/24/25 .................. 5 4,995
1.50%, 01/20/27 .................. 739 690,896
4.00%, 01/19/28 .................. 5,000 4,968,706
4.50%, 09/01/28 .................. 5 5,065
1.13%, 06/14/30
(d)
................. 505 424,928
19,685,227
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(e)
.......... 400 300,731
Panama — 0.0%
(e)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 .................. 400 309,216
5.13%, 08/11/61 .................. 1,400 1,057,905
Autoridad del Canal de Panama, 4.95%
,
07/29/35 ....................... 200 186,478
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 ............... 400 384,756
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(d)
...................... 600 444,946
2,383,301
Peru — 0.0%
(e)
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27 .................. 600 549,037
5.95%, 04/30/29 .................. 400 405,880
Fondo MIVIVIENDA SA, 4.63%
,
04/12/27 ... 550 537,055
Petroleos del Peru SA
4.75%, 06/19/32 .................. 800 599,099
5.63%, 06/19/47 .................. 2,000 1,278,631
3,369,702
Philippines — 0.0%
Bangko Sentral ng Pilipinas International Bond,
8.60%
,
06/15/27 .................. 387 421,103
Development Bank of the Philippines, 2.38%
,
03/11/31
(e)
...................... 200 169,628
ROP Sukuk Trust, 5.05%
,
06/06/29
(e)
...... 800 805,931
1,396,662
Poland — 0.0%
Bank Gospodarstwa Krajowego
6.25%, 10/31/28
(e)
................. 800 844,673
5.38%, 05/22/33
(e)
................. 1,800 1,815,925
5.75%, 07/09/34
(c)
................. 1,400 1,449,010
6.25%, 07/09/54
(c)
................. 1,600 1,677,091
5,786,699
Qatar — 0.0%
QatarEnergy
(e)
1.38%, 09/12/26 .................. 1,200 1,115,533
2.25%, 07/12/31 .................. 3,000 2,560,298
3.13%, 07/12/41 .................. 3,200 2,426,852
3.30%, 07/12/51 .................. 3,600 2,564,572
8,667,255
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
1.63%, 11/24/25
(e)
................. 800 764,112
3.50%, 04/16/29
(e)
................. 2,600 2,451,166
2.25%, 11/24/30
(e)
................. 1,800 1,543,252
5.25%, 07/17/34
(c)
................. 1,800 1,815,361
4.25%, 04/16/39
(e)
................. 2,800 2,472,471
4.38%, 04/16/49
(e)
................. 2,700 2,245,594

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
3.25%, 11/24/50
(e)
................. USD 2,200 $ 1,486,702
5.75%, 07/17/54
(c)
................. 1,800 1,762,323
5.88%, 07/17/64
(c)
................. 1,600 1,566,537
3.50%, 11/24/70
(e)
................. 2,200 1,419,964
17,527,482
Singapore — 0.0%
(e)
Bayfront Infrastructure Management Pte. Ltd.,
4.26%
,
05/16/26 .................. 400 397,969
Clifford Capital Pte. Ltd., 1.12%
,
03/23/26 ... 600 566,800
964,769
South Africa — 0.0%
Eskom Holdings SOC Ltd.
(e)
4.31%, 07/23/27 .................. 400 376,947
6.35%, 08/10/28 .................. 840 830,120
1,207,067
South Korea — 0.2%
Export-Import Bank of Korea
5.38%, 09/18/25 .................. 200 201,225
0.75%, 09/21/25 .................. 400 382,242
3.25%, 11/10/25 .................. 600 588,728
4.88%, 01/11/26 .................. 800 802,365
0.63%, 02/09/26 .................. 800 753,667
2.63%, 05/26/26 .................. 1,000 965,786
3.25%, 08/12/26 .................. 600 584,901
1.13%, 12/29/26 .................. 800 738,047
4.63%, 01/11/27 .................. 1,000 1,003,415
1.63%, 01/18/27 .................. 1,000 934,582
2.38%, 04/21/27 .................. 400 378,762
4.25%, 09/15/27 .................. 800 794,471
5.00%, 01/11/28 .................. 1,400 1,425,548
5.13%, 09/18/28 .................. 600 616,509
1.75%, 10/19/28
(e)
................. 800 719,436
(1-day SOFR + 0.88%), 6.28%, 11/21/28
(e)(i)
850 862,371
4.50%, 01/11/29 .................. 800 805,005
1.25%, 09/21/30 .................. 1,200 991,524
1.38%, 02/09/31 .................. 600 490,447
2.13%, 01/18/32
(d)
................. 400 336,479
4.50%, 09/15/32 .................. 600 591,935
5.13%, 01/11/33 .................. 800 823,329
4.63%, 06/07/33
(e)
................. 400 397,096
5.13%, 09/18/33 .................. 400 412,144
4.63%, 01/11/34
(d)
................. 600 596,089
2.50%, 06/29/41 .................. 400 288,408
Incheon International Airport Corp., 1.25%
,
05/04/26
(e)
...................... 200 187,788
Industrial Bank of Korea, 5.38%
,
10/04/28
(d)(e)
. 600 619,812
Korea Development Bank (The)
4.00%, 09/08/25 .................. 800 792,866
3.38%, 09/16/25 .................. 600 590,628
3.00%, 01/13/26 .................. 1,000 977,661
0.80%, 04/27/26 .................. 400 374,815
0.80%, 07/19/26 .................. 1,000 929,871
1.00%, 09/09/26 .................. 810 752,301
2.00%, 09/12/26 .................. 200 189,601
5.38%, 10/23/26 .................. 200 203,419
4.63%, 02/15/27 .................. 1,600 1,606,690
2.25%, 02/24/27 .................. 200 189,346
1.38%, 04/25/27 .................. 600 552,574
4.38%, 02/15/28 .................. 1,000 999,720
5.38%, 10/23/28 .................. 400 415,681
4.50%, 02/15/29 .................. 1,200 1,208,038
1.63%, 01/19/31 .................. 500 415,819
2.00%, 04/01/31
(e)
................. 200 169,511
Security
Par (000)
Par (000) Value
South Korea (continued)
2.00%, 10/25/31 .................. USD 200 $ 167,430
4.25%, 09/08/32 .................. 400 387,384
4.38%, 02/15/33 .................. 800 780,729
5.63%, 10/23/33 .................. 600 640,164
Korea Electric Power Corp.
(e)
5.38%, 04/06/26 .................. 200 201,571
5.38%, 07/31/26 .................. 600 606,439
1.13%, 09/24/26 .................. 400 370,407
4.88%, 01/31/27 .................. 1,600 1,604,637
4.00%, 06/14/27 .................. 400 392,193
5.50%, 04/06/28 .................. 200 205,488
Korea Expressway Corp.
(e)
1.13%, 05/17/26 .................. 800 750,295
5.00%, 05/14/27 .................. 400 404,467
Korea Gas Corp.
1.13%, 07/13/26
(e)
................. 400 372,939
2.25%, 07/18/26
(e)
................. 1,000 952,645
3.88%, 07/13/27
(e)
................. 200 195,757
3.13%, 07/20/27
(e)
................. 200 191,518
4.88%, 07/05/28
(e)
................. 200 202,127
5.00%, 07/08/29
(c)
................. 200 203,911
2.88%, 07/16/29
(d)(e)
................ 700 647,553
2.00%, 07/13/31
(d)(e)
................ 800 668,738
6.25%, 01/20/42
(c)
................. 200 227,830
Korea Housing Finance Corp.
(e)
5.38%, 11/15/26 .................. 400 406,618
4.88%, 08/27/27 .................. 400 403,893
4.63%, 02/24/28 .................. 1,000 1,001,618
4.63%, 02/24/33 .................. 200 196,104
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26
(e)
................. 400 375,924
3.13%, 07/25/27
(e)
................. 400 382,051
4.25%, 07/27/27
(e)
................. 400 394,406
5.00%, 07/18/28
(e)
................. 400 404,778
4.63%, 07/29/29
(c)
................. 600 598,614
Korea Land & Housing Corp., 5.75%
,
10/06/25
(e)
...................... 600 605,246
Korea Mine Rehabilitation & Mineral Resources
Corp.
(e)
1.75%, 04/15/26 .................. 400 378,649
4.13%, 04/20/27 .................. 400 392,123
5.38%, 05/11/28 .................. 400 407,257
5.13%, 05/08/29 .................. 400 403,419
Korea National Oil Corp.
(e)
3.25%, 10/01/25 .................. 400 392,033
0.88%, 10/05/25 .................. 400 381,331
4.75%, 04/03/26 .................. 400 399,232
1.25%, 04/07/26 .................. 800 753,705
2.63%, 04/14/26 .................. 600 578,258
2.50%, 10/24/26 .................. 200 190,319
5.25%, 11/14/26 .................. 200 201,670
(1-day SOFR + 1.08%), 6.48%, 11/14/26
(i)
. 600 605,707
3.38%, 03/27/27
(d)
................. 400 386,662
4.88%, 04/03/27 .................. 400 401,693
2.13%, 04/18/27 .................. 600 560,313
4.88%, 04/03/28 .................. 600 603,474
4.88%, 04/03/29 .................. 400 402,842
1.63%, 10/05/30 .................. 400 333,360
2.38%, 04/07/31 .................. 400 343,944
2.63%, 04/18/32 .................. 200 171,232
Korea SMEs and Startups Agency, 2.13%
,
08/30/26
(e)
...................... 400 378,978

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
Korea South-East Power Co. Ltd., 1.00%
,
02/03/26
(e)
...................... USD 400 $ 377,630
52,647,957
Supranational — 1.1%
Africa Finance Corp.
4.38%, 04/17/26
(e)
................. 665 647,795
2.88%, 04/28/28
(c)
................. 200 179,197
3.75%, 10/30/29
(e)
................. 600 537,868
African Development Bank
0.88%, 03/23/26 .................. 1,600 1,509,374
0.88%, 07/22/26 .................. 5,058 4,726,191
4.63%, 01/04/27 .................. 1,870 1,885,973
4.13%, 02/25/27 .................. 835 833,094
4.38%, 11/03/27 .................. 1,970 1,982,962
4.38%, 03/14/28 .................. 1,459 1,471,021
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.58%), 5.75%
(i)
(j)
........................... 710 692,360
African Export-Import Bank (The)
(c)
2.63%, 05/17/26 .................. 225 212,504
3.99%, 09/21/29 .................. 500 454,830
3.80%, 05/17/31 .................. 700 607,530
Arab Petroleum Investments Corp.
1.26%, 02/10/26
(e)
................. 600 566,297
1.48%, 10/06/26
(c)
................. 45 41,812
5.43%, 05/02/29
(c)
................. 95 97,992
Asian Development Bank
0.38%, 09/03/25 .................. 2,462 2,350,656
4.25%, 01/09/26 .................. 2,990 2,979,139
0.50%, 02/04/26 .................. 2,805 2,642,557
1.00%, 04/14/26 .................. 4,203 3,968,430
2.00%, 04/24/26 .................. 1,427 1,369,508
4.88%, 05/21/26 .................. 3,040 3,064,861
1.75%, 08/14/26 .................. 985 936,125
2.63%, 01/12/27 .................. 974 938,193
4.13%, 01/12/27 .................. 2,890 2,883,802
1.50%, 01/20/27 .................. 1,350 1,264,615
2.38%, 08/10/27 .................. 230 218,704
6.22%, 08/15/27 .................. 373 391,741
3.13%, 08/20/27 .................. 3,215 3,122,334
2.50%, 11/02/27 .................. 1,913 1,819,740
2.75%, 01/19/28 .................. 1,255 1,200,816
3.75%, 04/25/28 .................. 2,515 2,486,756
1.25%, 06/09/28
(d)
................. 520 467,975
5.82%, 06/16/28 .................. 595 628,117
4.50%, 08/25/28 .................. 1,535 1,560,370
3.13%, 09/26/28 .................. 808 779,948
4.88%, 09/26/28 .................. 30 30,153
6.38%, 10/01/28 .................. 340 364,645
4.38%, 03/06/29 .................. 3,267 3,316,112
1.88%, 03/15/29 .................. 45 40,964
1.75%, 09/19/29 .................. 2,481 2,221,543
1.88%, 01/24/30 .................. 4,376 3,915,454
0.75%, 10/08/30 .................. 2,620 2,152,747
1.50%, 03/04/31 .................. 860 733,873
3.13%, 04/27/32 .................. 570 534,635
3.88%, 09/28/32 .................. 130 127,947
4.00%, 01/12/33 .................. 2,275 2,247,045
3.88%, 06/14/33 .................. 9,410 9,206,651
4.13%, 01/12/34 .................. 734 732,350
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26 .................. 1,640 1,545,961
4.88%, 09/14/26 .................. 1,770 1,789,740
3.75%, 09/14/27 .................. 930 918,987
Security
Par (000)
Par (000) Value
Supranational (continued)
4.00%, 01/18/28 .................. USD 1,180 $ 1,174,947
4.13%, 01/18/29 .................. 2,192 2,200,131
4.25%, 03/13/34 .................. 1,540 1,545,876
Banque Ouest Africaine de Developpement,
5.00%
,
07/27/27
(c)(d)
................ 565 542,765
Corp. Andina de Fomento
1.63%, 09/23/25 .................. 810 778,307
5.25%, 11/21/25 .................. 130 130,346
4.75%, 04/01/26 .................. 855 852,702
2.25%, 02/08/27 .................. 740 697,356
6.00%, 04/26/27 .................. 60 62,060
5.00%, 01/24/29 .................. 2,079 2,111,753
Council of Europe Development Bank
3.75%, 05/25/26 .................. 1,155 1,141,368
0.88%, 09/22/26 .................. 1,245 1,157,734
4.63%, 06/11/27 .................. 75 75,946
3.63%, 01/26/28 .................. 420 413,201
4.13%, 01/24/29 .................. 1,380 1,385,221
Eurofima Europaeische Gesellschaft fuer die
Finanzierung von Eisenbahnmaterial, 4.88%
,
07/22/26
(e)
...................... 200 201,287
European Bank for Reconstruction &
Development
0.50%, 11/25/25 .................. 2,937 2,785,421
0.50%, 01/28/26 .................. 465 438,233
4.38%, 03/09/28 .................. 890 898,314
4.13%, 01/25/29 .................. 1,855 1,859,824
4.25%, 03/13/34 .................. 930 936,108
European Investment Bank
2.75%, 08/15/25 .................. 815 798,798
0.38%, 12/15/25 .................. 2,490 2,353,143
0.38%, 03/26/26 .................. 2,705 2,532,042
2.13%, 04/13/26 .................. 2,810 2,706,334
0.75%, 10/26/26 .................. 1,323 1,224,722
0.00%, 11/06/26
(k)
................. 230 208,856
1.38%, 03/15/27 .................. 2,785 2,592,080
4.38%, 03/19/27 .................. 3,135 3,150,898
2.38%, 05/24/27 .................. 2,010 1,917,622
0.63%, 10/21/27 .................. 595 532,692
3.25%, 11/15/27 .................. 1,228 1,196,051
3.88%, 03/15/28 .................. 2,790 2,772,270
4.50%, 10/16/28 .................. 3,492 3,553,704
4.00%, 02/15/29 .................. 6,290 6,285,901
1.75%, 03/15/29 .................. 770 696,377
4.75%, 06/15/29 .................. 5,030 5,191,618
1.63%, 10/09/29 .................. 952 846,236
0.88%, 05/17/30 .................. 1,265 1,061,041
3.63%, 07/15/30 .................. 2,600 2,544,702
0.75%, 09/23/30 .................. 1,986 1,637,698
1.25%, 02/14/31 .................. 3,180 2,677,094
1.63%, 05/13/31 .................. 510 438,075
4.38%, 10/10/31 .................. 3,500 3,575,656
3.75%, 02/14/33 .................. 10,560 10,267,741
4.13%, 02/13/34 .................. 3,090 3,087,901
4.88%, 02/15/36 .................. 1,400 1,479,470
European Stability Mechanism, 0.38%
,
09/10/25
(c)
...................... 390 371,885
Inter-American Development Bank
0.88%, 04/20/26 .................. 2,790 2,627,402
4.50%, 05/15/26
(d)
................. 1,480 1,482,063
2.00%, 06/02/26 .................. 1,458 1,396,174
2.00%, 07/23/26 .................. 1,772 1,693,830
1.50%, 01/13/27 .................. 555 520,174
4.38%, 02/01/27 .................. 545 547,149

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Supranational (continued)
2.38%, 07/07/27 .................. USD 1,855 $ 1,765,486
0.63%, 09/16/27 .................. 1,160 1,041,943
4.00%, 01/12/28 .................. 2,150 2,143,108
1.13%, 07/20/28 .................. 2,413 2,156,342
3.13%, 09/18/28 .................. 2,646 2,553,607
4.13%, 02/15/29 .................. 1,905 1,913,222
2.25%, 06/18/29 .................. 3,498 3,224,523
3.50%, 09/14/29 .................. 230 224,357
1.13%, 01/13/31 .................. 4,685 3,912,032
3.50%, 04/12/33 .................. 10,155 9,667,385
4.50%, 09/13/33 .................. 1,440 1,476,084
4.38%, 07/17/34 .................. 45 45,730
3.88%, 10/28/41 .................. 1,089 984,210
3.20%, 08/07/42 .................. 280 230,870
4.38%, 01/24/44 .................. 958 923,907
Inter-American Investment Corp.
4.13%, 02/15/28 .................. 1,345 1,342,258
4.75%, 09/19/28 .................. 820 836,989
4.25%, 02/14/29 .................. 680 682,188
International Bank for Reconstruction &
Development
0.50%, 10/28/25 .................. 3,960 3,765,641
3.13%, 11/20/25 .................. 855 839,467
4.75%, 04/10/26 .................. 2,645 2,659,081
0.88%, 07/15/26 .................. 680 636,477
1.88%, 10/27/26 .................. 2,451 2,326,661
3.13%, 06/15/27 .................. 3,333 3,242,787
2.50%, 11/22/27 .................. 3,431 3,262,996
0.75%, 11/24/27 .................. 3,863 3,464,379
1.38%, 04/20/28 .................. 2,110 1,915,483
4.50%, 06/26/28 .................. 9,925 9,908,426
3.50%, 07/12/28 .................. 2,690 2,635,762
4.63%, 08/01/28 .................. 3,527 3,600,588
1.13%, 09/13/28 .................. 3,857 3,433,305
5.50%, 03/05/29 .................. 50 50,104
3.63%, 09/21/29 .................. 2,370 2,326,112
1.75%, 10/23/29 .................. 2,284 2,040,851
3.88%, 02/14/30 .................. 4,560 4,523,725
0.88%, 05/14/30 .................. 2,853 2,392,372
4.00%, 07/25/30 .................. 2,075 2,070,302
0.75%, 08/26/30 .................. 4,015 3,309,217
4.00%, 01/10/31 .................. 4,770 4,754,289
1.25%, 02/10/31 .................. 3,610 3,033,897
4.50%, 04/10/31 .................. 2,595 2,661,697
1.63%, 11/03/31 .................. 3,692 3,129,654
2.50%, 03/29/32 .................. 1,220 1,095,367
4.75%, 11/14/33
(d)
................. 3,320 3,470,551
5.10%, 04/05/34 .................. 50 50,354
5.75%, 05/02/34 .................. 20 20,275
4.75%, 02/15/35 .................. 2,033 2,106,689
International Development Association
0.38%, 09/23/25
(c)(d)
................ 595 566,666
0.88%, 04/28/26
(c)
................. 195 183,408
0.75%, 06/10/27
(e)
................. 120 109,026
4.88%, 11/01/28
(c)
................. 2,295 2,366,564
4.38%, 06/11/29
(c)
................. 3,640 3,692,297
1.00%, 12/03/30
(c)
................. 35 29,024
International Finance Corp.
3.63%, 09/15/25 .................. 535 528,797
2.13%, 04/07/26 .................. 2,823 2,717,514
0.75%, 10/08/26 .................. 2,639 2,446,561
4.38%, 01/15/27 .................. 530 532,106
4.50%, 07/13/28 .................. 800 813,269
4.25%, 07/02/29 .................. 90 90,974
0.75%, 08/27/30 .................. 1,510 1,245,598
Security
Par (000)
Par (000) Value
Supranational (continued)
International Finance Facility for Immunisation
Co.
(e)
4.75%, 11/03/25 .................. USD 100 $ 99,929
1.00%, 04/21/26 .................. 141 132,629
New Development Bank (The)
(e)
5.13%, 04/26/26 .................. 200 199,585
1.13%, 04/27/26 .................. 200 186,568
Nordic Investment Bank
0.38%, 09/11/25 .................. 1,880 1,792,778
5.00%, 10/15/25 .................. 1,060 1,064,841
0.50%, 01/21/26 .................. 230 216,983
3.38%, 09/08/27 .................. 320 312,764
4.38%, 03/14/28 .................. 840 846,871
4.25%, 02/28/29 .................. 380 383,379
OPEC Fund for International Development
(The), 4.50%
,
01/26/26
(c)
............. 170 169,034
311,334,208
Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25 .................. 2,020 1,929,651
4.63%, 11/28/25 .................. 60 59,940
4.38%, 02/13/26 .................. 1,600 1,593,938
4.88%, 09/14/26 .................. 25 25,222
2.25%, 03/22/27 .................. 1,145 1,085,966
4.13%, 06/14/28 .................. 1,075 1,071,466
4.25%, 02/01/29 .................. 775 778,543
4.88%, 10/04/30 .................. 1,055 1,091,831
7,636,557
Thailand — 0.0%
Export Import Bank of Thailand
(e)
1.46%, 10/15/25 .................. 400 382,802
3.90%, 06/02/27 .................. 200 194,968
5.35%, 05/16/29 .................. 600 613,979
1,191,749
Turkey — 0.0%
Turkiye Ihracat Kredi Bankasi A/S
(e)
9.38%, 01/31/26 .................. 400 416,075
5.75%, 07/06/26 .................. 600 587,097
9.00%, 01/28/27 .................. 1,000 1,047,404
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26
(e)
................. 600 598,039
5.50%, 10/01/26
(e)
................. 400 388,270
9.00%, 10/12/28
(e)
................. 800 843,659
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.67%), 8.99%,
10/05/34
(c)(i)
................... 600 605,162
Turkiye Varlik Fonu Yonetimi A/S, 8.25%
,
02/14/29
(e)
...................... 400 409,918
4,895,624
Ukraine — 0.0%
(e)
NPC Ukrenergo, 6.88%
,
11/09/28 ......... 600 327,674
State Agency of Roads of Ukraine, 6.25%
,
06/24/30 ....................... 600 195,576
523,250
United Arab Emirates — 0.0%
(e)
Emirates Development Bank PJSC, 1.64%
,
06/15/26 ....................... 600 560,288
Finance Department Government of Sharjah
6.50%, 11/23/32 .................. 600 631,737
3.63%, 03/10/33 .................. 1,000 848,773
6.13%, 03/06/36 .................. 800 803,287

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
4.00%, 07/28/50 .................. USD 1,100 $ 725,539
4.38%, 03/10/51 .................. 400 280,584
Masdar Abu Dhabi Future Energy Co., 4.88%
,
07/25/33 ....................... 800 787,544
Sharjah Sukuk Program Ltd., 3.89%
,
04/04/30 600 554,723
5,192,475
United Kingdom — 0.0%
Bank of England Euro Note
(c)
4.63%, 03/06/26
(d)
................. 1,410 1,413,040
4.50%, 03/05/27 .................. 230 231,710
1,644,750
Total Foreign Agency Obligations — 2.8%
(Cost: $836,392,871) .............................. 809,682,188
Foreign Government Obligations
Angola — 0.0%
Republic of Angola
(e)
9.50%, 11/12/25 .................. 600 609,745
8.25%, 05/09/28 .................. 1,800 1,706,426
8.00%, 11/26/29 .................. 1,400 1,271,844
8.75%, 04/14/32 .................. 1,600 1,433,220
9.38%, 05/08/48 .................. 1,600 1,344,082
9.13%, 11/26/49 .................. 1,200 990,180
7,355,497
Argentina — 0.2%
Argentine Republic (The)
1.00%, 07/09/29 .................. 4,043 2,295,705
0.75%, 07/09/30
(f)
................. 24,567 12,805,579
4.12%, 07/09/35
(f)
................. 29,097 12,046,163
5.00%, 01/09/38
(f)
................. 14,995 6,807,816
3.50%, 07/09/41
(f)
................. 11,430 4,529,698
4.12%, 07/09/46
(d)(f)
................ 2,025 893,855
Ciudad Autonoma De Buenos Aires, 7.50%
,
06/01/27
(e)
...................... 650 638,138
Provincia de Buenos Aires
(e)(f)
5.50%, 09/01/37 .................. 1,000 368,215
6.37%, 09/01/37 .................. 5,375 2,384,246
Provincia de Cordoba, 6.99%
,
06/01/27
(d)(e)(f)
.. 452 390,879
43,160,294
Azerbaijan — 0.0%
Republic of Azerbaijan, 3.50%
,
09/01/32
(e)
... 750 650,012
Bahrain — 0.1%
(e)
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... 1,000 1,012,762
CBB International Sukuk Programme Co. WLL
4.50%, 03/30/27 .................. 1,000 967,568
3.95%, 09/16/27 .................. 1,200 1,135,500
3.88%, 05/18/29 .................. 1,000 920,288
6.25%, 10/18/30 .................. 600 618,933
6.00%, 02/12/31 .................. 1,000 1,018,200
Kingdom of Bahrain
7.00%, 01/26/26 .................. 800 811,166
4.25%, 01/25/28 .................. 600 568,275
7.00%, 10/12/28 .................. 1,400 1,456,866
6.75%, 09/20/29 .................. 1,400 1,440,071
7.38%, 05/14/30 .................. 1,100 1,159,806
5.63%, 09/30/31 .................. 800 761,339
5.45%, 09/16/32 .................. 1,000 931,063
5.25%, 01/25/33 .................. 1,400 1,265,850
5.63%, 05/18/34 .................. 1,400 1,281,931
7.75%, 04/18/35 .................. 800 845,136
Security
Par (000)
Par (000) Value
Bahrain (continued)
7.50%, 02/12/36 .................. USD 1,000 $ 1,034,926
6.00%, 09/19/44 .................. 1,000 827,958
7.50%, 09/20/47 .................. 800 775,709
6.25%, 01/25/51 .................. 400 335,153
19,168,500
Belgium — 0.0%
Kingdom of Belgium, 4.88%
,
06/10/55
(c)
..... 1,200 1,215,153
Bermuda — 0.0%
Bermuda Government Bond
(e)
3.72%, 01/25/27 .................. 125 120,527
4.75%, 02/15/29 .................. 215 210,533
2.38%, 08/20/30 .................. 885 755,978
5.00%, 07/15/32 .................. 800 782,440
3.38%, 08/20/50 .................. 760 528,907
2,398,385
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia
(e)
4.50%, 03/20/28
(d)
................. 1,000 558,257
7.50%, 03/02/30 .................. 600 342,212
900,469
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26
(d)
................. 1,800 1,821,017
10.13%, 05/15/27
(d)
................ 997 1,124,327
4.63%, 01/13/28
(d)
................. 2,450 2,413,127
4.50%, 05/30/29
(d)
................. 1,800 1,732,517
3.88%, 06/12/30 .................. 3,000 2,714,751
6.25%, 03/18/31 .................. 2,100 2,123,758
3.75%, 09/12/31
(d)
................. 1,400 1,219,467
6.13%, 01/22/32 .................. 400 398,450
6.00%, 10/20/33 .................. 1,800 1,772,867
8.25%, 01/20/34 .................. 1,300 1,495,996
6.13%, 03/15/34 .................. 2,200 2,169,357
7.13%, 01/20/37 .................. 1,571 1,677,143
5.63%, 01/07/41
(d)
................. 1,800 1,617,795
5.00%, 01/27/45 .................. 3,500 2,773,474
5.63%, 02/21/47 .................. 2,400 2,022,712
4.75%, 01/14/50 .................. 3,700 2,709,287
7.13%, 05/13/54 .................. 2,400 2,376,384
32,162,429
Canada — 0.2%
Canadian Government Bond
0.75%, 05/19/26 .................. 980 919,054
3.75%, 04/26/28 .................. 290 286,793
Province of Alberta
2.05%, 08/17/26
(c)
................. 285 271,802
3.30%, 03/15/28 .................. 3,830 3,713,625
1.30%, 07/22/30 .................. 3,170 2,685,780
4.50%, 01/24/34 .................. 380 381,316
Province of British Columbia
6.50%, 01/15/26 .................. 300 307,519
2.25%, 06/02/26 .................. 1,751 1,682,857
0.90%, 07/20/26 .................. 1,911 1,783,716
4.80%, 11/15/28 .................. 1,700 1,740,465
4.90%, 04/24/29 .................. 2,515 2,590,735
1.30%, 01/29/31
(d)
................. 975 814,753
4.20%, 07/06/33 .................. 1,060 1,040,433
4.75%, 06/12/34 .................. 2,000 2,041,938
7.25%, 09/01/36 .................. 250 309,237
Province of Manitoba
2.13%, 06/22/26 .................. 2,313 2,213,380
1.50%, 10/25/28 .................. 230 206,122

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
4.30%, 07/27/33 .................. USD 10 $ 9,895
4.90%, 05/31/34 .................. 1,000 1,033,230
Province of New Brunswick, 3.63%
,
02/24/28 . 940 914,802
Province of Ontario
0.63%, 01/21/26 .................. 1,940 1,831,381
1.05%, 04/14/26 .................. 680 641,637
2.50%, 04/27/26 .................. 4,268 4,124,766
2.30%, 06/15/26 .................. 1,016 976,640
3.10%, 05/19/27 .................. 400 387,761
1.05%, 05/21/27 .................. 410 375,507
4.20%, 01/18/29 .................. 2,600 2,599,736
2.00%, 10/02/29 .................. 2,733 2,456,457
1.13%, 10/07/30 .................. 3,875 3,226,295
1.60%, 02/25/31 .................. 1,420 1,205,042
1.80%, 10/14/31 .................. 785 665,763
2.13%, 01/21/32
(d)
................. 125 107,903
5.05%, 04/24/34 .................. 1,200 1,256,437
Province of Quebec
2.50%, 04/20/26 .................. 2,952 2,854,302
2.75%, 04/12/27 .................. 4,212 4,047,665
3.63%, 04/13/28 .................. 1,015 994,611
4.50%, 04/03/29 .................. 3,500 3,544,548
7.50%, 09/15/29 .................. 743 853,656
1.35%, 05/28/30 .................. 2,330 1,985,870
1.90%, 04/21/31 .................. 225 194,090
4.50%, 09/08/33 .................. 1,085 1,088,990
Province of Saskatchewan, 3.25%
,
06/08/27 . 265 257,419
60,623,928
Chile — 0.1%
Republic of Chile
3.13%, 01/21/26 .................. 500 484,668
2.75%, 01/31/27 .................. 1,000 948,338
3.24%, 02/06/28 .................. 1,800 1,705,139
4.85%, 01/22/29 .................. 1,400 1,403,119
2.45%, 01/31/31 .................. 1,400 1,216,020
2.55%, 01/27/32 .................. 1,400 1,198,613
2.55%, 07/27/33 .................. 1,800 1,491,587
3.50%, 01/31/34 .................. 1,200 1,063,449
4.95%, 01/05/36 .................. 2,411 2,353,811
3.10%, 05/07/41 .................. 2,470 1,848,093
4.34%, 03/07/42 .................. 1,800 1,581,320
3.63%, 10/30/42 .................. 150 118,337
3.86%, 06/21/47 .................. 1,238 979,111
3.50%, 01/25/50 .................. 1,850 1,360,310
4.00%, 01/31/52
(d)
................. 1,000 790,773
3.50%, 04/15/53 .................. 1,200 868,617
5.33%, 01/05/54 .................. 1,147 1,107,747
3.10%, 01/22/61 .................. 2,204 1,400,160
3.25%, 09/21/71 .................. 1,000 636,485
22,555,697
China — 0.0%
People's Republic of China
(e)
0.55%, 10/21/25 .................. 2,000 1,906,714
1.25%, 10/26/26 .................. 1,200 1,123,562
2.63%, 11/02/27 .................. 600 575,783
3.50%, 10/19/28 .................. 800 786,945
2.13%, 12/03/29 .................. 1,800 1,650,441
1.20%, 10/21/30 .................. 1,600 1,362,580
1.75%, 10/26/31 .................. 800 688,260
2.75%, 12/03/39 .................. 1,100 909,594
4.00%, 10/19/48 .................. 400 370,716
2.25%, 10/21/50 .................. 600 396,049
Security
Par (000)
Par (000) Value
China (continued)
2.50%, 10/26/51 .................. USD 600 $ 412,912
10,183,556
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 .................. 1,200 1,177,751
3.88%, 04/25/27 .................. 2,062 1,962,775
4.50%, 03/15/29 .................. 1,600 1,481,858
3.00%, 01/30/30 .................. 1,425 1,189,523
3.13%, 04/15/31 .................. 2,200 1,772,320
3.25%, 04/22/32 .................. 1,800 1,410,984
8.00%, 04/20/33 .................. 1,359 1,431,145
7.50%, 02/02/34 .................. 2,002 2,035,055
8.00%, 11/14/35 .................. 1,600 1,671,753
7.38%, 09/18/37 .................. 1,700 1,681,445
6.13%, 01/18/41 .................. 2,325 1,982,033
4.13%, 02/22/42 .................. 1,000 668,289
5.63%, 02/26/44 .................. 2,025 1,576,808
5.00%, 06/15/45 .................. 4,200 2,997,874
5.20%, 05/15/49 .................. 2,600 1,858,773
4.13%, 05/15/51
(d)
................. 1,600 976,571
8.75%, 11/14/53 .................. 1,200 1,277,579
3.88%, 02/15/61
(d)
................. 1,825 1,024,427
28,176,963
Costa Rica — 0.0%
Republic of Costa Rica
(e)
6.13%, 02/19/31 .................. 1,000 1,017,954
6.55%, 04/03/34 .................. 1,400 1,448,276
5.63%, 04/30/43 .................. 400 363,112
7.00%, 04/04/44 .................. 800 829,201
7.16%, 03/12/45 .................. 1,200 1,264,621
7.30%, 11/13/54 .................. 1,300 1,386,696
6,309,860
Denmark — 0.0%
Kommunekredit, 0.50%
,
01/28/26
(e)
........ 200 188,325
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(e)
................. 1,400 1,418,111
5.95%, 01/25/27
(e)
................. 1,750 1,756,099
6.00%, 07/19/28
(e)
................. 1,150 1,155,537
5.50%, 02/22/29
(e)
................. 1,400 1,376,571
4.50%, 01/30/30
(e)
................. 2,100 1,953,961
7.05%, 02/03/31
(e)
................. 1,050 1,104,439
4.88%, 09/23/32
(e)
................. 2,450 2,246,648
6.00%, 02/22/33
(e)
................. 1,700 1,687,065
6.60%, 06/01/36
(c)
................. 600 619,068
5.30%, 01/21/41
(e)
................. 1,200 1,044,768
7.45%, 04/30/44
(e)
................. 1,300 1,397,459
6.85%, 01/27/45
(e)
................. 2,000 2,015,855
6.50%, 02/15/48
(d)(e)
................ 850 825,654
6.40%, 06/05/49
(e)
................. 1,350 1,293,391
5.88%, 01/30/60
(e)
................. 2,950 2,570,062
22,464,688
Ecuador — 0.0%
Republic of Ecuador
(e)
0.00%, 07/31/30
(k)
................. 944 484,236
6.90%, 07/31/30
(f)
................. 3,046 2,058,253
5.50%, 07/31/35
(f)
................. 6,884 3,642,049
5.00%, 07/31/40
(f)
................. 2,785 1,345,416
7,529,954

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Egypt — 0.1%
(e)
Arab Republic of Egypt
5.25%, 10/06/25 .................. USD 600 $ 582,029
3.88%, 02/16/26 .................. 600 562,661
7.50%, 01/31/27 .................. 1,600 1,551,302
5.80%, 09/30/27 .................. 1,000 913,655
6.59%, 02/21/28 .................. 1,200 1,106,991
7.60%, 03/01/29 .................. 1,603 1,492,035
5.88%, 02/16/31 .................. 1,000 795,673
7.05%, 01/15/32 .................. 1,000 821,732
7.63%, 05/29/32 .................. 1,800 1,510,342
7.30%, 09/30/33 .................. 1,000 804,963
6.88%, 04/30/40 .................. 500 354,042
8.50%, 01/31/47 .................. 2,200 1,658,540
7.90%, 02/21/48 .................. 1,200 861,709
8.70%, 03/01/49 .................. 1,400 1,071,309
8.88%, 05/29/50 .................. 1,800 1,397,848
8.75%, 09/30/51 .................. 800 615,099
8.15%, 11/20/59 .................. 600 433,051
7.50%, 02/16/61 .................. 1,600 1,082,677
Egyptian Financial Co. for Sovereign Taskeek
(The), 10.88%
,
02/28/26 ............. 1,400 1,449,530
19,065,188
El Salvador — 0.0%
Republic of El Salvador
(e)
6.38%, 01/18/27 .................. 566 517,724
8.63%, 02/28/29 .................. 519 474,398
9.25%, 04/17/30 .................. 800 727,405
8.25%, 04/10/32 .................. 600 485,714
7.65%, 06/15/35
(d)
................. 938 703,312
7.63%, 02/01/41 .................. 600 421,310
7.12%, 01/20/50 .................. 998 659,328
9.50%, 07/15/52 .................. 900 728,329
4,717,520
Finland — 0.0%
Kuntarahoitus OYJ, 3.25%
,
08/24/27
(c)
..... 290 281,754
Republic of Finland
6.95%, 02/15/26
(d)
................. 970 1,002,113
0.88%, 05/20/30
(c)
................. 450 376,072
1,659,939
Gabon — 0.0%
Gabon Government Bond
(e)
6.63%, 02/06/31 .................. 800 590,300
7.00%, 11/24/31 .................. 600 438,972
1,029,272
Georgia — 0.0%
Georgia Government Bond, 2.75%
,
04/22/26
(e)
400 371,869
Germany — 0.0%
State of North Rhine-Westphalia, 1.00%
,
04/21/26
(e)
...................... 600 565,193
Ghana — 0.0%
Republic of Ghana
(e)
8.63%, 10/04/24
(a)(g)
................ 1,000 509,265
6.38%, 01/18/26
(a)(g)
................ 1,000 499,922
7.75%, 01/18/26
(a)(g)
................ 1,025 516,344
7.88%, 03/26/27
(a)(g)
................ 600 302,552
8.75%, 03/26/27
(a)(g)
................ 600 307,162
7.88%, 04/07/29
(a)(g)
................ 800 406,002
10.75%, 10/14/30 ................. 900 603,153
8.88%, 03/26/32
(a)(g)
................ 400 202,602
8.95%, 04/07/34
(a)(g)
................ 800 409,403
7.63%, 02/11/35
(a)(g)
................ 800 401,767
Security
Par (000)
Par (000) Value
Ghana (continued)
8.13%, 05/07/42
(a)(g)
................ USD 1,000 $ 509,858
8.13%, 03/26/51
(a)(g)
................ 1,400 717,907
8.63%, 03/11/61
(a)(g)
................ 800 399,992
5,785,929
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(e)
................. 600 583,927
4.38%, 06/05/27
(e)
................. 400 384,132
4.88%, 02/13/28
(e)
................. 400 387,763
5.25%, 08/10/29
(e)
................. 800 778,624
4.90%, 06/01/30
(e)
................. 400 382,156
6.05%, 08/06/31
(c)
................. 200 200,523
5.38%, 04/24/32
(e)
................. 700 676,748
7.05%, 10/04/32
(e)
................. 400 424,846
3.70%, 10/07/33
(e)
................. 600 498,466
6.60%, 06/13/36
(e)
................. 800 811,802
6.55%, 02/06/37
(c)
................. 600 602,519
4.65%, 10/07/41
(e)
................. 400 318,391
6.13%, 06/01/50
(e)
................. 1,200 1,100,478
7,150,375
Honduras — 0.0%
Republic of Honduras
(e)
6.25%, 01/19/27
(d)
................. 850 817,338
5.63%, 06/24/30 .................. 350 302,351
1,119,689
Hong Kong — 0.0%
Hong Kong Government International Bond
4.38%, 01/11/26
(c)(d)
................ 800 800,113
0.63%, 02/02/26
(c)(d)
................ 200 189,263
4.25%, 06/07/26
(c)
................. 200 199,674
4.50%, 01/11/28
(c)
................. 1,400 1,419,950
4.00%, 06/07/28
(c)
................. 600 598,939
1.38%, 02/02/31
(c)
................. 1,200 1,010,943
1.75%, 11/24/31
(e)
................. 800 680,011
4.63%, 01/11/33
(c)
................. 1,200 1,238,341
4.00%, 06/07/33
(c)(d)
................ 800 789,712
2.38%, 02/02/51
(c)
................. 400 257,524
5.25%, 01/11/53
(c)
................. 400 431,048
Hong Kong Sukuk 2017 Ltd., 3.13%
,
02/28/27
(e)
800 778,465
8,393,983
Hungary — 0.1%
Hungary Government Bond
6.13%, 05/22/28
(e)
................. 1,800 1,851,200
5.25%, 06/16/29
(e)
................. 1,600 1,597,977
2.13%, 09/22/31
(e)
................. 1,800 1,456,042
6.25%, 09/22/32
(e)
................. 1,600 1,677,782
5.50%, 06/16/34
(e)
................. 1,000 995,086
5.50%, 03/26/36
(e)
................. 2,400 2,364,955
7.63%, 03/29/41 .................. 1,610 1,852,203
3.13%, 09/21/51
(e)
................. 2,200 1,399,776
6.75%, 09/25/52
(e)
................. 1,000 1,085,686
14,280,707
India — 0.0%
Indian Railway Finance Corp. Ltd.
(e)
3.84%, 12/13/27 .................. 600 578,971
3.25%, 02/13/30 .................. 600 550,099
1,129,070
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk. PT,
3.75%
,
03/30/26
(e)
................. 400 385,164
Perusahaan Penerbit SBSN Indonesia III

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
4.55%, 03/29/26
(d)(e)
................ USD 1,400 $ 1,391,141
1.50%, 06/09/26
(e)
................. 1,000 938,276
4.15%, 03/29/27
(e)
................. 1,800 1,771,545
4.40%, 06/06/27
(e)
................. 1,800 1,778,396
4.40%, 03/01/28
(e)
................. 1,400 1,380,475
5.40%, 11/15/28
(e)
................. 1,000 1,019,367
4.45%, 02/20/29
(e)
................. 1,100 1,085,116
5.10%, 07/02/29
(c)
................. 200 202,466
2.80%, 06/23/30
(e)
................. 800 714,293
2.55%, 06/09/31
(d)(e)
................ 1,230 1,056,683
4.70%, 06/06/32
(e)
................. 1,200 1,174,875
5.60%, 11/15/33
(e)
................. 900 936,050
5.20%, 07/02/34
(c)
................. 600 608,676
3.80%, 06/23/50
(e)
................. 1,000 775,419
3.55%, 06/09/51
(e)
................. 800 590,927
Republic of Indonesia
4.75%, 01/08/26
(e)
................. 1,800 1,793,318
4.35%, 01/08/27
(e)
................. 1,300 1,282,052
3.85%, 07/18/27
(d)(e)
................ 800 774,428
4.15%, 09/20/27 .................. 700 683,947
3.50%, 01/11/28 .................. 1,250 1,194,802
4.55%, 01/11/28 .................. 600 593,179
4.10%, 04/24/28 .................. 1,200 1,167,539
4.75%, 02/11/29 .................. 1,000 998,265
4.40%, 03/10/29 .................. 400 393,574
3.40%, 09/18/29 .................. 540 503,413
2.85%, 02/14/30 .................. 1,000 902,798
3.85%, 10/15/30 .................. 1,600 1,509,862
1.85%, 03/12/31 .................. 1,200 992,659
2.15%, 07/28/31 .................. 1,000 837,503
3.55%, 03/31/32 .................. 1,000 910,965
4.65%, 09/20/32 .................. 1,300 1,272,905
4.85%, 01/11/33 .................. 1,200 1,189,569
4.70%, 02/10/34 .................. 1,300 1,277,614
8.50%, 10/12/35
(e)
................. 1,250 1,597,173
6.63%, 02/17/37
(e)
................. 1,350 1,519,251
7.75%, 01/17/38
(e)
................. 1,620 2,002,623
5.25%, 01/17/42
(e)
................. 2,000 1,987,866
4.63%, 04/15/43
(e)
................. 1,200 1,105,326
6.75%, 01/15/44
(e)
................. 1,600 1,876,844
5.13%, 01/15/45
(d)(e)
................ 1,800 1,768,678
5.95%, 01/08/46
(e)
................. 1,100 1,175,067
5.25%, 01/08/47
(d)(e)
................ 1,400 1,386,582
4.75%, 07/18/47
(e)
................. 810 752,571
4.35%, 01/11/48 .................. 1,650 1,437,320
5.35%, 02/11/49 .................. 700 704,981
3.70%, 10/30/49 .................. 1,200 933,593
3.50%, 02/14/50 .................. 1,150 861,568
4.20%, 10/15/50 .................. 1,450 1,216,691
3.05%, 03/12/51 .................. 1,600 1,099,125
4.30%, 03/31/52 .................. 600 511,253
5.45%, 09/20/52 .................. 375 376,198
5.65%, 01/11/53 .................. 600 616,943
5.10%, 02/10/54 .................. 1,000 963,547
3.20%, 09/23/61 .................. 800 520,330
4.45%, 04/15/70 .................. 800 665,434
3.35%, 03/12/71 .................. 800 523,459
59,689,684
Iraq — 0.0%
Republic of Iraq, 5.80%
,
01/15/28
(e)
........ 1,012 959,515
Israel — 0.1%
State of Israel, 5.50%
,
09/18/33 .......... 70 75,458
State of Israel Government Bond
Security
Par (000)
Par (000) Value
Israel (continued)
2.88%, 03/16/26
(d)
................. USD 800 $ 767,763
6.25%, 11/21/27
(e)
................. 800 818,789
3.25%, 01/17/28 .................. 800 745,261
5.38%, 03/12/29 .................. 1,800 1,796,583
2.50%, 01/15/30 .................. 800 686,597
2.75%, 07/03/30 .................. 1,800 1,548,059
6.50%, 11/06/31
(e)
................. 1,400 1,463,294
4.50%, 01/17/33 .................. 2,000 1,837,433
5.50%, 03/12/34 .................. 2,800 2,738,867
4.50%, 01/30/43 .................. 1,350 1,123,047
4.13%, 01/17/48 .................. 800 600,148
3.38%, 01/15/50 .................. 1,624 1,055,336
3.88%, 07/03/50 .................. 1,550 1,098,480
5.75%, 03/12/54 .................. 2,600 2,405,735
3.80%, 05/13/60
(e)
................. 4,800 3,175,146
4.50%, 04/03/2120 ................ 1,400 999,550
22,935,546
Italy — 0.0%
Italy Government Bond
1.25%, 02/17/26 .................. 4,045 3,823,303
2.88%, 10/17/29 .................. 1,946 1,768,870
5.38%, 06/15/33 .................. 1,572 1,585,271
4.00%, 10/17/49 .................. 1,717 1,296,154
3.88%, 05/06/51 .................. 2,245 1,611,892
10,085,490
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(e)
6.38%, 03/03/28 .................. 600 588,031
7.63%, 01/30/33 .................. 1,000 975,555
6.13%, 06/15/33 .................. 1,000 888,974
8.25%, 01/30/37 .................. 1,600 1,553,546
4,006,106
Jamaica — 0.0%
Jamaica Government Bond
6.75%, 04/28/28
(d)
................. 1,150 1,193,115
8.00%, 03/15/39 .................. 1,100 1,307,255
7.88%, 07/28/45 .................. 1,600 1,893,834
4,394,204
Jordan — 0.0%
Hashemite Kingdom of Jordan
(e)
6.13%, 01/29/26 .................. 600 588,194
5.75%, 01/31/27 .................. 1,080 1,042,061
7.75%, 01/15/28 .................. 600 602,873
7.50%, 01/13/29 .................. 1,400 1,392,594
5.85%, 07/07/30 .................. 1,200 1,100,437
7.38%, 10/10/47 .................. 800 700,623
5,426,782
Kazakhstan — 0.0%
Republic of Kazakhstan
(e)
4.88%, 10/14/44 .................. 1,200 1,160,071
6.50%, 07/21/45 .................. 1,400 1,608,372
2,768,443
Kenya — 0.0%
Republic of Kenya
(e)
7.00%, 05/22/27 .................. 1,000 946,754
7.25%, 02/28/28 .................. 800 725,373
9.75%, 02/16/31 .................. 1,600 1,524,743
8.00%, 05/22/32 .................. 1,000 866,532
6.30%, 01/23/34 .................. 800 597,801

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kenya (continued)
8.25%, 02/28/48 .................. USD 800 $ 615,401
5,276,604
Kuwait — 0.0%
State of Kuwait, 3.50%
,
03/20/27
(e)
........ 4,200 4,074,945
Latvia — 0.0%
Latvia Government Bond, 5.13%
,
07/30/34
(c)
. 1,010 1,018,042
Lebanon — 0.0%
Lebanese Republic
(g)
6.85%, 09/01/24
(a)(e)
................ 1,330 91,621
6.85%, 09/30/27
(a)
................. 695 47,910
6.75%, 11/29/27
(a)(e)
................ 1,082 74,099
6.60%, 11/01/28
(a)(e)
................ 1,650 112,305
6.65%, 11/03/28
(a)(e)
................ 550 37,616
6.65%, 02/26/30
(a)(e)
................ 1,500 103,070
7.00%, 03/23/32
(a)(e)
................ 1,500 101,990
7.05%, 11/02/35
(e)
................. 400 27,229
7.25%, 03/23/37
(a)(e)
................ 345 24,095
619,935
Malaysia — 0.0%
(e)
Malaysia Sovereign Sukuk Bhd., 4.24%
,
04/22/45 ....................... 400 366,850
Malaysia Sukuk Global Bhd.
3.18%, 04/27/26 .................. 1,150 1,122,809
4.08%, 04/27/46 .................. 750 668,297
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31 .................. 500 430,207
3.08%, 04/28/51 .................. 250 183,221
2,771,384
Maldives — 0.0%
Maldives Sukuk Issuance Ltd., 9.88%
,
04/08/26
(e)
...................... 640 565,491
Mexico — 0.2%
United Mexican States
4.13%, 01/21/26 .................. 1,600 1,578,413
11.50%, 05/15/26 ................. 200 225,837
4.15%, 03/28/27 .................. 2,165 2,127,526
3.75%, 01/11/28 .................. 1,400 1,344,485
5.40%, 02/09/28 .................. 1,155 1,167,512
4.50%, 04/22/29 .................. 2,700 2,625,900
5.00%, 05/07/29 .................. 1,200 1,190,441
3.25%, 04/16/30 .................. 2,100 1,887,299
2.66%, 05/24/31 .................. 2,833 2,381,674
8.30%, 08/15/31 .................. 975 1,168,015
4.75%, 04/27/32 .................. 2,035 1,921,718
7.50%, 04/08/33 .................. 880 996,087
4.88%, 05/19/33 .................. 1,800 1,694,000
3.50%, 02/12/34 .................. 3,800 3,162,956
6.75%, 09/27/34 .................. 1,400 1,485,165
6.35%, 02/09/35 .................. 2,255 2,323,104
6.00%, 05/07/36 .................. 3,600 3,593,977
6.05%, 01/11/40 .................. 2,380 2,347,400
4.28%, 08/14/41 .................. 2,200 1,753,174
4.75%, 03/08/44 .................. 3,304 2,715,889
5.55%, 01/21/45
(d)
................. 2,435 2,241,054
4.60%, 01/23/46 .................. 2,200 1,740,953
4.35%, 01/15/47 .................. 1,100 842,789
4.60%, 02/10/48 .................. 1,850 1,446,931
4.50%, 01/31/50 .................. 1,759 1,352,644
5.00%, 04/27/51 .................. 2,400 1,966,113
4.40%, 02/12/52 .................. 1,800 1,340,067
6.34%, 05/04/53 .................. 2,600 2,500,771
Security
Par (000)
Par (000) Value
Mexico (continued)
6.40%, 05/07/54 .................. USD 2,200 $ 2,137,716
3.77%, 05/24/61 .................. 3,000 1,891,940
3.75%, 04/19/71 .................. 2,800 1,721,739
5.75%, 10/12/2110 ................ 2,450 2,057,079
58,930,368
Mongolia — 0.0%
(e)
Government of Mongolia
8.65%, 01/19/28 .................. 600 630,592
4.45%, 07/07/31 .................. 400 346,115
State of Mongolia
5.13%, 04/07/26 .................. 600 585,968
3.50%, 07/07/27 .................. 400 362,000
1,924,675
Morocco — 0.0%
Kingdom of Morocco
(e)
2.38%, 12/15/27 .................. 800 726,310
5.95%, 03/08/28 .................. 1,000 1,016,727
3.00%, 12/15/32 .................. 1,000 823,917
6.50%, 09/08/33 .................. 1,200 1,252,025
5.50%, 12/11/42 .................. 400 359,005
4.00%, 12/15/50 .................. 1,200 836,980
5,014,964
Mozambique — 0.0%
Republic of Mozambique, 9.00%
,
09/15/31
(e)(f)
. 800 682,000
Namibia — 0.0%
Republic of Namibia, 5.25%
,
10/29/25
(e)
..... 600 590,917
Nigeria — 0.1%
(e)
Federal Republic of Nigeria
7.63%, 11/21/25 .................. 800 796,406
6.50%, 11/28/27 .................. 1,400 1,290,387
6.13%, 09/28/28 .................. 1,200 1,056,014
8.38%, 03/24/29 .................. 1,200 1,129,402
7.14%, 02/23/30 .................. 1,300 1,142,709
8.75%, 01/21/31 .................. 800 744,719
7.88%, 02/16/32 .................. 1,200 1,042,512
7.38%, 09/28/33 .................. 1,400 1,144,527
7.70%, 02/23/38 .................. 1,200 939,381
7.63%, 11/28/47 .................. 1,400 1,024,775
9.25%, 01/21/49 .................. 600 522,161
8.25%, 09/28/51 .................. 1,000 768,438
Nigeria Government Bond, 7.38%
,
09/28/33 .. 200 163,504
11,764,935
Oman — 0.1%
(e)
Oman Government Bond
4.75%, 06/15/26 .................. 2,200 2,171,476
5.38%, 03/08/27 .................. 950 950,184
6.75%, 10/28/27 .................. 1,800 1,875,981
5.63%, 01/17/28 .................. 2,000 2,016,244
6.00%, 08/01/29 .................. 1,800 1,856,337
6.25%, 01/25/31 .................. 1,465 1,531,061
7.38%, 10/28/32 .................. 1,000 1,121,136
6.50%, 03/08/47 .................. 1,650 1,677,463
6.75%, 01/17/48 .................. 2,400 2,492,455
7.00%, 01/25/51 .................. 1,200 1,289,229
Oman Sovereign Sukuk SAOC
5.93%, 10/31/25 .................. 1,300 1,311,322
4.88%, 06/15/30 .................. 1,600 1,574,924
19,867,812
Pakistan — 0.0%
(e)
Islamic Republic of Pakistan
8.25%, 09/30/25 .................. 800 772,831

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pakistan (continued)
6.00%, 04/08/26 .................. USD 1,200 $ 1,087,745
6.88%, 12/05/27 .................. 1,400 1,200,452
7.38%, 04/08/31 .................. 1,290 1,026,017
8.88%, 04/08/51 .................. 600 450,259
Pakistan Global Sukuk Programme Co. Ltd.
(The), 7.95%
,
01/31/29 .............. 600 535,669
5,072,973
Panama — 0.1%
Republic of Panama
7.13%, 01/29/26 .................. 764 780,838
8.88%, 09/30/27 .................. 965 1,051,465
3.88%, 03/17/28 .................. 1,050 983,974
9.38%, 04/01/29 .................. 950 1,073,718
3.16%, 01/23/30 .................. 1,400 1,204,047
7.50%, 03/01/31 .................. 1,000 1,059,688
2.25%, 09/29/32 .................. 2,200 1,631,025
3.30%, 01/19/33 .................. 1,000 799,813
6.38%, 07/25/33
(c)(e)
................ 600 574,860
6.40%, 02/14/35 .................. 2,000 1,950,341
6.70%, 01/26/36 .................. 2,230 2,227,648
6.88%, 01/31/36 .................. 800 803,036
8.00%, 03/01/38 .................. 1,000 1,080,913
4.50%, 05/15/47 .................. 1,000 711,592
4.50%, 04/16/50 .................. 2,400 1,655,500
4.30%, 04/29/53 .................. 1,800 1,194,018
6.85%, 03/28/54 .................. 1,000 945,732
4.50%, 04/01/56 .................. 2,300 1,540,418
7.88%, 03/01/57 .................. 400 426,682
3.87%, 07/23/60 .................. 3,000 1,768,967
4.50%, 01/19/63 .................. 1,400 917,203
24,381,478
Papua New Guinea — 0.0%
Papua New Guinea Government International
Bond, 8.38%
,
10/04/28
(e)
............. 375 365,095
Paraguay — 0.0%
Republic of Paraguay
(e)
4.70%, 03/27/27 .................. 400 394,363
4.95%, 04/28/31 .................. 1,200 1,171,235
2.74%, 01/29/33 .................. 600 494,694
3.85%, 06/28/33 .................. 400 354,156
5.85%, 08/21/33 .................. 600 608,548
6.00%, 02/09/36 .................. 600 615,098
6.10%, 08/11/44 .................. 1,030 1,016,140
5.60%, 03/13/48 .................. 400 364,963
5.40%, 03/30/50 .................. 1,000 891,878
5,911,075
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 .................. 730 714,459
2.84%, 06/20/30 .................. 874 780,513
2.78%, 01/23/31 .................. 3,000 2,606,788
1.86%, 12/01/32 .................. 1,150 892,970
8.75%, 11/21/33 .................. 1,935 2,385,717
3.00%, 01/15/34 .................. 2,100 1,741,495
6.55%, 03/14/37 .................. 880 962,129
3.30%, 03/11/41 .................. 1,020 776,391
5.63%, 11/18/50 .................. 2,075 2,065,486
3.55%, 03/10/51 .................. 1,900 1,382,329
2.78%, 12/01/60 .................. 2,025 1,166,741
3.60%, 01/15/72 .................. 830 545,370
3.23%, 07/28/2121 ................ 1,050 603,078
16,623,466
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
5.50%, 03/30/26 .................. USD 1,000 $ 1,006,909
3.23%, 03/29/27 .................. 200 191,846
5.17%, 10/13/27 .................. 400 404,080
3.00%, 02/01/28 .................. 1,900 1,788,218
4.63%, 07/17/28 .................. 600 599,386
3.75%, 01/14/29 .................. 1,600 1,534,290
9.50%, 02/02/30 .................. 1,597 1,950,067
2.46%, 05/05/30 .................. 1,000 884,462
7.75%, 01/14/31 .................. 1,600 1,845,475
1.65%, 06/10/31 .................. 1,200 978,572
1.95%, 01/06/32 .................. 625 510,030
6.38%, 01/15/32 .................. 870 946,748
3.56%, 09/29/32 .................. 600 543,844
5.61%, 04/13/33 .................. 1,000 1,047,231
5.00%, 07/17/33 .................. 1,000 1,004,726
5.25%, 05/14/34 .................. 800 818,825
6.38%, 10/23/34 .................. 1,510 1,672,387
5.00%, 01/13/37 .................. 1,400 1,391,730
3.95%, 01/20/40 .................. 1,600 1,382,240
3.70%, 03/01/41 .................. 1,725 1,424,310
3.70%, 02/02/42 .................. 1,725 1,416,099
2.95%, 05/05/45 .................. 1,750 1,227,202
2.65%, 12/10/45 .................. 1,200 793,639
3.20%, 07/06/46 .................. 2,200 1,582,444
4.20%, 03/29/47 .................. 1,200 1,008,856
5.95%, 10/13/47 .................. 200 214,672
5.50%, 01/17/48
(d)
................. 1,400 1,432,190
5.60%, 05/14/49 .................. 800 822,677
30,423,155
Poland — 0.1%
Republic of Poland
3.25%, 04/06/26 .................. 1,300 1,270,369
5.50%, 11/16/27 .................. 1,520 1,567,542
4.63%, 03/18/29 .................. 1,500 1,505,322
5.75%, 11/16/32 .................. 1,350 1,428,100
4.88%, 10/04/33 .................. 2,150 2,139,015
5.13%, 09/18/34 .................. 2,700 2,716,178
5.50%, 04/04/53 .................. 2,250 2,226,251
5.50%, 03/18/54 .................. 3,600 3,555,794
16,408,571
Qatar — 0.1%
State of Qatar
3.25%, 06/02/26
(e)
................. 3,200 3,116,109
4.50%, 04/23/28
(e)
................. 2,650 2,648,597
4.00%, 03/14/29
(e)
................. 3,600 3,535,013
4.63%, 05/29/29
(e)
................. 400 404,408
3.75%, 04/16/30
(e)
................. 3,400 3,277,744
9.75%, 06/15/30
(c)
................. 678 862,356
4.75%, 05/29/34
(e)
................. 1,400 1,422,453
6.40%, 01/20/40
(c)
................. 1,200 1,364,793
5.75%, 01/20/42
(c)(d)
................ 1,000 1,078,983
4.63%, 06/02/46
(e)
................. 2,000 1,866,795
5.10%, 04/23/48
(e)
................. 5,300 5,243,199
4.82%, 03/14/49
(e)
................. 5,600 5,321,682
4.40%, 04/16/50
(e)
................. 4,400 3,914,995
34,057,127
Romania — 0.1%
Romania Government Bond
(e)
3.00%, 02/27/27 .................. 1,176 1,105,035
5.25%, 11/25/27 .................. 850 844,968
6.63%, 02/17/28 .................. 1,276 1,320,010
5.88%, 01/30/29 .................. 1,650 1,669,588

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
3.00%, 02/14/31 .................. USD 1,600 $ 1,360,250
3.63%, 03/27/32 .................. 900 779,867
7.13%, 01/17/33 .................. 1,400 1,500,313
6.38%, 01/30/34 .................. 2,000 2,043,674
6.00%, 05/25/34 .................. 1,000 1,000,197
6.13%, 01/22/44
(d)
................. 800 782,440
5.13%, 06/15/48 .................. 1,150 975,124
4.00%, 02/14/51 .................. 1,950 1,373,457
7.63%, 01/17/53 .................. 950 1,050,965
15,805,888
Rwanda — 0.0%
Republic of Rwanda, 5.50%
,
08/09/31
(e)
..... 400 321,655
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia
(e)
2.90%, 10/22/25 .................. 1,800 1,753,233
3.25%, 10/26/26 .................. 4,600 4,449,642
2.50%, 02/03/27 .................. 1,100 1,041,433
4.75%, 01/18/28 .................. 3,000 2,998,160
3.63%, 03/04/28 .................. 4,250 4,090,036
4.38%, 04/16/29 .................. 4,000 3,939,883
4.75%, 01/16/30 .................. 3,200 3,188,792
4.50%, 04/17/30 .................. 2,700 2,653,102
3.25%, 10/22/30 .................. 1,700 1,555,773
2.75%, 02/03/32 .................. 1,000 866,373
5.50%, 10/25/32 .................. 2,000 2,071,067
2.25%, 02/02/33 .................. 3,200 2,590,304
4.88%, 07/18/33 .................. 2,600 2,577,874
5.00%, 01/16/34 .................. 4,600 4,596,943
4.50%, 10/26/46 .................. 5,600 4,755,306
4.63%, 10/04/47 .................. 4,310 3,705,013
5.00%, 04/17/49 .................. 2,800 2,541,243
5.25%, 01/16/50 .................. 3,050 2,862,372
3.25%, 11/17/51 .................. 1,000 666,665
5.00%, 01/18/53 .................. 3,900 3,475,496
5.75%, 01/16/54 .................. 4,000 3,925,795
3.75%, 01/21/55 .................. 2,600 1,866,109
4.50%, 04/22/60 .................. 2,200 1,793,526
3.45%, 02/02/61 .................. 2,600 1,705,123
KSA Sukuk Ltd.
3.63%, 04/20/27
(e)
................. 4,000 3,890,978
5.25%, 06/04/27
(c)(d)
................ 1,000 1,012,837
5.27%, 10/25/28
(e)
................. 2,400 2,452,793
4.30%, 01/19/29
(e)
................. 1,600 1,572,701
4.27%, 05/22/29
(e)
................. 2,600 2,553,336
2.97%, 10/29/29
(e)
................. 1,900 1,744,573
5.25%, 06/04/30
(c)
................. 1,400 1,427,057
2.25%, 05/17/31
(e)
................. 1,400 1,193,667
4.51%, 05/22/33
(e)
................. 2,400 2,336,971
5.25%, 06/04/34
(c)(d)
................ 2,000 2,035,865
85,890,041
Senegal — 0.0%
Republic of Senegal
(e)
6.25%, 05/23/33 .................. 1,000 849,582
6.75%, 03/13/48 .................. 1,200 868,618
1,718,200
Serbia — 0.0%
Republic of Serbia
6.25%, 05/26/28
(e)
................. 600 614,464
2.13%, 12/01/30
(e)
................. 1,000 816,159
6.50%, 09/26/33
(e)
................. 1,000 1,035,709
6.00%, 06/12/34
(c)
................. 1,400 1,400,012
3,866,344
Security
Par (000)
Par (000) Value
Slovenia — 0.0%
Slovenia Government Bond, 5.00%
,
09/19/33
(c)
USD 800 $ 808,285
South Africa — 0.1%
Republic of South Africa
5.88%, 09/16/25 .................. 1,600 1,600,592
4.88%, 04/14/26 .................. 1,000 981,715
4.85%, 09/27/27 .................. 800 778,555
4.30%, 10/12/28 .................. 1,800 1,683,677
4.85%, 09/30/29 .................. 1,800 1,681,103
5.88%, 06/22/30 .................. 1,400 1,357,372
5.88%, 04/20/32 .................. 1,200 1,137,928
6.25%, 03/08/41
(d)
................. 775 679,896
5.38%, 07/24/44 .................. 1,000 774,726
5.00%, 10/12/46 .................. 1,000 721,648
5.65%, 09/27/47 .................. 1,400 1,083,337
6.30%, 06/22/48 .................. 600 499,958
5.75%, 09/30/49 .................. 2,700 2,080,449
7.30%, 04/20/52 .................. 1,400 1,292,467
16,353,423
South Korea — 0.0%
Republic of Korea
2.75%, 01/19/27 .................. 1,000 962,511
3.50%, 09/20/28 .................. 400 390,046
2.50%, 06/19/29 .................. 925 862,473
4.50%, 07/03/29 .................. 800 816,065
1.00%, 09/16/30 .................. 600 498,983
1.75%, 10/15/31 .................. 600 506,720
4.13%, 06/10/44 .................. 1,150 1,051,149
3.88%, 09/20/48 .................. 400 346,388
5,434,335
Sri Lanka — 0.0%
(a)(e)
Democratic Socialist Republic of Sri Lanka
(g)
6.85%, 07/18/26 .................. 1,650 934,113
7.55%, 09/01/27 .................. 1,450 811,268
6.20%, 03/14/29 .................. 1,200 669,170
6.83%, 03/28/30 .................. 1,200 672,649
7.85%, 03/28/30 .................. 1,024 577,969
Sri Lanka Government Bond, 6.75%
,
05/11/27
(g)
800 453,810
4,118,979
Supranational — 0.0%
Isdb Trust Services NO 2 SARL
(e)
1.26%, 03/31/26 .................. 2,855 2,702,745
4.60%, 03/14/28 .................. 1,700 1,710,687
4.91%, 10/03/28 .................. 1,200 1,225,448
4.75%, 05/15/29 .................. 1,700 1,737,821
7,376,701
Suriname — 0.0%
Suriname Government International Bond
7.95%, 07/15/33
(c)
................. 203 196,014
7.95%, 07/15/33
(e)
................. 305 293,952
489,966
Sweden — 0.0%
(c)
Kingdom of Sweden, 4.38%
,
01/30/26 ...... 1,000 998,158
Kommuninvest I Sverige AB
4.75%, 10/22/25 .................. 590 590,163
4.25%, 12/10/25 .................. 5,000 4,972,523
6,560,844
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50%, 08/04/26
(d)(e)
................ 1,000 979,516
4.50%, 06/26/30
(e)
................. 600 559,456

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trinidad and Tobago (continued)
5.95%, 01/14/31
(e)
................. USD 355 $ 356,057
6.40%, 06/26/34
(c)
................. 200 202,644
2,097,673
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama A/S
(e)
9.76%, 11/13/25 .................. 2,400 2,507,762
5.13%, 06/22/26 .................. 2,400 2,347,301
7.25%, 02/24/27 .................. 2,400 2,438,030
8.51%, 01/14/29 .................. 2,400 2,564,955
Istanbul Metropolitan Municipality
(e)
6.38%, 12/09/25 .................. 600 592,524
10.50%, 12/06/28 ................. 600 649,581
Republic of Turkiye (The)
6.38%, 10/14/25 .................. 2,000 2,005,181
4.75%, 01/26/26 .................. 1,400 1,375,191
4.25%, 04/14/26 .................. 1,000 972,787
4.88%, 10/09/26
(d)
................. 3,200 3,122,657
6.00%, 03/25/27 .................. 2,800 2,790,107
8.60%, 09/24/27 .................. 2,000 2,134,529
9.88%, 01/15/28 .................. 3,000 3,327,369
5.13%, 02/17/28 .................. 2,200 2,118,404
6.13%, 10/24/28 .................. 2,200 2,178,908
9.38%, 03/14/29 .................. 2,600 2,867,021
7.63%, 04/26/29 .................. 2,400 2,486,938
11.88%, 01/15/30
(d)
................ 1,100 1,395,649
5.25%, 03/13/30 .................. 2,200 2,054,809
9.13%, 07/13/30 .................. 2,400 2,663,161
5.95%, 01/15/31
(d)
................. 2,000 1,892,570
5.88%, 06/26/31 .................. 1,600 1,498,234
7.13%, 07/17/32 .................. 200 200,051
9.38%, 01/19/33 .................. 2,400 2,728,663
6.50%, 09/20/33 .................. 1,200 1,151,530
8.00%, 02/14/34
(d)
................. 1,380 1,478,368
7.63%, 05/15/34
(d)
................. 3,400 3,494,112
6.88%, 03/17/36
(d)
................. 2,461 2,374,235
7.25%, 03/05/38
(d)
................. 812 812,088
6.75%, 05/30/40 .................. 1,600 1,479,556
6.00%, 01/14/41 .................. 2,550 2,157,394
4.88%, 04/16/43 .................. 3,250 2,333,699
6.63%, 02/17/45 .................. 2,650 2,319,066
5.75%, 05/11/47 .................. 3,400 2,643,363
69,155,793
Ukraine — 0.0%
Ukraine Government Bond
(a)(e)(g)
9.75%, 11/01/23 .................. 1,600 539,945
7.75%, 09/01/25 .................. 1,281 464,757
8.99%, 02/01/26 .................. 600 219,427
7.75%, 09/01/26 .................. 1,121 379,280
7.75%, 09/01/27 .................. 1,100 362,982
7.75%, 09/01/28 .................. 1,528 488,119
7.75%, 09/01/29 .................. 1,400 449,856
6.88%, 05/21/31 .................. 1,400 429,388
7.38%, 09/25/34 .................. 2,400 734,898
7.25%, 03/15/35 .................. 2,409 741,816
4,810,468
United Arab Emirates — 0.2%
Abu Dhabi Government Bond
(e)
4.88%, 04/30/29 .................. 1,400 1,423,269
5.00%, 04/30/34 .................. 1,200 1,232,776
5.50%, 04/30/54 .................. 1,200 1,234,656
Dubai DOF Sukuk Ltd.
(e)
5.00%, 04/30/29 .................. 1,400 1,431,364
2.76%, 09/09/30 .................. 1,100 1,004,260
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Sharjah Sukuk Program Ltd.
(e)
3.85%, 04/03/26 .................. USD 1,250 $ 1,212,192
2.94%, 06/10/27 .................. 800 743,934
4.23%, 03/14/28 .................. 800 768,835
3.23%, 10/23/29 .................. 1,000 900,436
3.20%, 07/13/31 .................. 600 519,127
6.09%, 03/19/34 .................. 1,000 1,033,626
UAE International Government Bond
2.00%, 10/19/31
(e)
................. 600 504,768
4.05%, 07/07/32
(e)
................. 1,600 1,539,938
4.92%, 09/25/33
(e)
................. 1,400 1,428,559
4.86%, 07/02/34
(c)
................. 800 809,724
2.88%, 10/19/41
(e)
................. 1,400 1,039,989
4.95%, 07/07/52
(e)
................. 1,000 945,815
3.25%, 10/19/61
(e)
................. 2,000 1,368,550
United Arab Emirates Government Bond
(e)
3.13%, 05/03/26 .................. 2,400 2,334,913
3.13%, 10/11/27 .................. 4,000 3,842,160
1.63%, 06/02/28 .................. 2,000 1,799,173
2.50%, 09/30/29 .................. 2,700 2,461,554
3.13%, 04/16/30 .................. 2,800 2,614,717
1.70%, 03/02/31 .................. 1,400 1,179,484
1.88%, 09/15/31 .................. 1,400 1,179,137
5.25%, 01/30/43 .................. 1,000 958,058
4.13%, 10/11/47 .................. 2,800 2,391,321
3.13%, 09/30/49 .................. 3,600 2,538,632
3.88%, 04/16/50 .................. 3,500 2,813,638
3.90%, 09/09/50 .................. 1,600 1,180,962
3.00%, 09/15/51 .................. 1,000 681,601
2.70%, 09/02/70 .................. 2,000 1,160,689
46,277,857
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 1,303 1,300,845
4.38%, 01/23/31 .................. 1,862 1,832,792
7.88%, 01/15/33 .................. 819 981,481
5.75%, 10/28/34 .................. 1,900 2,019,531
7.63%, 03/21/36 .................. 1,050 1,266,619
4.13%, 11/20/45 .................. 615 545,561
5.10%, 06/18/50 .................. 3,512 3,384,049
4.98%, 04/20/55 .................. 2,450 2,285,269
13,616,147
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond,
5.38%
,
02/20/29
(e)
................. 200 187,514
Zambia — 0.0%
Republic of Zambia
(e)
5.75%, 06/30/33
(f)
................. 1,097 963,994
0.50%, 12/31/53 .................. 553 279,765
1,243,759
Total Foreign Government Obligations — 3.3%
(Cost: $1,035,123,114) ............................ 973,057,098
Municipal Bonds
Alabama — 0.0%
Alabama Federal Aid Highway Finance
Authority , Series 2021B, RB,
2.65%, 09/01/37 .................. 520 414,634

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arizona — 0.0%
Salt River Project Agricultural Improvement
& Power District , Series 2010A, RB,
4.84%, 01/01/41 .................. USD 1,000 $ 968,361
California — 0.3%
Bay Area Toll Authority
Series 2009F-2, RB, 6.26%, 04/01/49 .... 1,140 1,263,161
Series 2010S-1, RB, 7.04%, 04/01/50 .... 150 183,137
Series 2010S-3, RB, 6.91%, 10/01/50 .... 775 934,566
Series 2021F3, RB, 3.13%, 04/01/55 .... 565 401,308
California Earthquake Authority , Series 2022A,
RB, 5.60%, 07/01/27 ............... 200 201,376
California Health Facilities Financing Authority
Series 2022, RB, 4.19%, 06/01/37 ...... 55 51,496
Series 2022, RB, 4.35%, 06/01/41 ...... 480 446,259
California State University
Series 2020E, RB, 2.90%, 11/01/51 ..... 100 73,362
Series 2020B, RB, 2.98%, 11/01/51 ..... 680 484,470
Series 2021B, RB, 2.72%, 11/01/52 ..... 1,055 729,189
Series 2023B, RB, 5.18%, 11/01/53 ..... 110 110,264
City of Los Angeles Department of Airports
Customer Facility Charge , Series 2022A,
RB, 4.24%, 05/15/48 ............... 55 48,392
City of San Francisco , Series 2010G, RB,
6.95%, 11/01/50 .................. 50 58,489
East Bay Municipal Utility District Water
System , Series 2010B, RB, 5.87%, 06/01/40 500 537,071
Foothill-Eastern Transportation Corridor
Agency , Series 2019A, RB, 4.09%, 01/15/49 350 299,895
Golden State Tobacco Securitization Corp.
Series 2021A, RB, 3.12%, 06/01/38 ..... 500 412,741
Series 2021A1, RB, 3.71%, 06/01/41 .... 385 309,293
Series 2021B, RB, 3.29%, 06/01/42
(d)
.... 315 251,064
Series 2021B, RB, 3.00%, 06/01/46 ..... 90 82,358
Series 2021B-1, RB, 3.85%, 06/01/50 .... 160 151,732
Series 2021A1, RB, 4.21%, 06/01/50 .... 205 158,052
Los Angeles Community College District , Series
2010E, GO, 6.75%, 08/01/49 .......... 535 625,796
Los Angeles County Metropolitan Transportation
Authority Sales Tax , Series 2010A, RB,
5.74%, 06/01/39 .................. 750 773,982
Los Angeles Department of Water & Power
Series 2010D, RB, 6.57%, 07/01/45 ..... 600 680,070
Series 2010A, RB, 6.60%, 07/01/50 ..... 855 983,686
Regents of the University of California Medical
Center Pooled
Series 2022Q, RB, 4.13%, 05/15/32 ..... 1,105 1,067,996
Series 2010H, RB, 6.55%, 05/15/48 ..... 725 820,023
Series 2009F, RB, 6.58%, 05/15/49 ..... 1,260 1,421,152
Series 2022Q, RB, 4.56%, 05/15/53 ..... 175 159,148
Series 2020N, RB, 3.26%, 05/15/60
(d)
.... 540 368,994
Series 2020N, RB, 3.71%, 05/15/2120 ... 100 67,469
San Diego County Regional Transportation
Commission , Series 2010A, RB,
5.91%, 04/01/48 .................. 160 169,368
San Diego County Water Authority , Series
2010B, RB, 6.14%, 05/01/49 .......... 250 275,182
San Francisco City & County Public Utilities
Commission Wastewater , Series 2024A, RB,
4.66%, 10/01/27 .................. 410 412,168
San Joaquin Hills Transportation Corridor
Agency , Series 2021B, RB, 3.49%, 01/15/50 250 193,970
State of California
Series 2018, GO, 3.38%, 04/01/25 ...... 200 197,782
Series 2021, GO, 1.70%, 02/01/28 ...... 250 229,076
Series 2018, GO, 3.50%, 04/01/28 ...... 2,815 2,738,945
Security
Par (000)
Par (000) Value
California (continued)
Series 2019, GO, 3.05%, 04/01/29 ...... USD 500 $ 472,781
Series 2024, GO, 5.13%, 09/01/29 ...... 1,000 1,033,833
Series 2019, GO, 2.50%, 10/01/29 ...... 570 521,043
Series 2009, GO, 7.50%, 04/01/34 ...... 1,900 2,241,071
Series 2024, GO, 5.15%, 09/01/34 ...... 1,000 1,034,005
Series 2018, GO, 4.60%, 04/01/38 ...... 125 121,266
Series 2009, GO, 7.55%, 04/01/39 ...... 1,630 2,006,885
Series 2009, GO, 7.30%, 10/01/39 ...... 1,155 1,355,395
Series 2009, GO, 7.35%, 11/01/39 ...... 500 590,529
Series 2010, GO, 7.63%, 03/01/40 ...... 1,200 1,458,710
Series 2010, GO, 7.60%, 11/01/40 ...... 2,350 2,892,524
Series 2023, GO, 5.88%, 10/01/41 ...... 2,000 2,118,771
Series 2023, GO, 5.20%, 03/01/43
(d)
..... 105 105,290
University of California
Series 2017AX, RB, 3.06%, 07/01/25 .... 50 49,109
Series 2020BG, RB, 1.61%, 05/15/30 .... 720 616,932
Series 2021BJ, RB, 3.07%, 05/15/51 .... 1,305 907,969
Series 2012AD, RB, 4.86%, 05/15/2112 .. 110 100,511
Series 2015AQ, RB, 4.77%, 05/15/2115 .. 1,445 1,294,356
37,293,462
Connecticut — 0.0%
State of Connecticut , Series A, GO,
5.85%, 03/15/32 .................. 1,340 1,435,490
District of Columbia — 0.0%
District of Columbia Income Tax , Series 2009E,
RB, 5.59%, 12/01/34 ............... 1,000 1,031,188
District of Columbia Water & Sewer Authority ,
Series 2014A, RB, 4.81%, 10/01/2114 .... 100 93,330
1,124,518
Florida — 0.0%
County of Broward , Series 2019C, RB,
3.48%, 10/01/43 .................. 1,000 832,477
County of Miami-Dade
Series 2018C, RB, 4.28%, 10/01/41 ..... 60 54,468
Series 2020B, RB, 2.60%, 07/01/42 ..... 1,000 764,221
County of Miami-Dade Seaport Department ,
Series 2023, RB, 6.22%, 11/01/55 ...... 50 53,408
State Board of Administration Finance Corp.
Series 2020A, RB, 1.26%, 07/01/25 ..... 967 933,794
Series 2020A, RB, 1.71%, 07/01/27 ..... 750 691,551
Series 2020A, RB, 2.15%, 07/01/30 ..... 925 800,785
Series 2024A, RB, 5.53%, 07/01/34 ..... 750 770,725
4,901,429
Georgia — 0.0%
City of Atlanta , Series 2020, RB,
2.26%, 11/01/35 .................. 120 97,785
Municipal Electric Authority of Georgia
Series 2010-A, RB, 6.64%, 04/01/57 ..... 990 1,104,688
Series 2010-A, RB, 6.66%, 04/01/57 ..... 310 346,748
Series 2010-A, RB, 7.06%, 04/01/57 ..... 25 28,786
1,578,007
Idaho — 0.0%
Idaho Energy Resources Authority , Series 2021,
RB, 2.86%, 09/01/46 ............... 85 61,659
Illinois — 0.1%
Chicago O'Hare International Airport
Series 2010B, RB, 6.40%, 01/01/40 ..... 500 560,616
Series 2018C, RB, 4.47%, 01/01/49
(d)
.... 80 73,606

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Chicago Transit Authority Sales & Transfer Tax
Receipts
Series 2008B, RB, 6.90%, 12/01/40
(d)
.... USD 767 $ 865,271
Series 2008A, RB, 6.90%, 12/01/40 ..... 1,252 1,412,861
Chicago Transit Authority Sales Tax Receipts
Fund , Series 2010-B, RB, 6.20%, 12/01/40 400 424,292
Illinois State Toll Highway Authority , Series
2009A, RB, 6.18%, 01/01/34 .......... 180 192,274
Sales Tax Securitization Corp.
Series 2021B, RB, 3.24%, 01/01/42 ..... 1,000 819,328
Series 2019A, RB, 4.79%, 01/01/48 ..... 595 567,191
State of Illinois
Series 2003, GO, 5.10%, 06/01/33 ...... 7,158 7,119,559
Series 2010-5, GO, 7.35%, 07/01/35 ..... 629 690,586
12,725,584
Indiana — 0.0%
Indiana Finance Authority , Series 2021, RB,
3.05%, 01/01/51
(d)
................. 100 74,770
Kansas — 0.0%
Kansas Development Finance Authority , Series
2021K, RB, 2.77%, 05/01/51 .......... 420 299,752
Louisiana — 0.0%
Louisiana Local Government Environmental
Facilities & Community Development Auth
Series 2022A, RB, 3.62%, 02/01/29 ..... 477 466,848
Series 2022A, RB, 4.48%, 08/01/39 ..... 520 500,947
Series 2023, RB, 5.20%, 12/01/39 ...... 1,215 1,243,957
State of Louisiana Gasoline & Fuels Tax , Series
2022A, RB, 2.95%, 05/01/41 .......... 195 153,249
2,365,001
Maryland — 0.0%
Maryland Economic Development Corp. , Series
2024, RB, 5.94%, 05/31/57 ........... 180 182,882
Maryland Health & Higher Educational
Facilities Authority , Series 2020D, RB,
3.05%, 07/01/40 .................. 200 153,829
336,711
Massachusetts — 0.0%
Commonwealth of Massachusetts
Series 2010A, GO, 4.91%, 05/01/29 ..... 805 812,545
Series 2022A, RB, 3.77%, 07/15/29 ..... 805 787,802
Series 2009E, GO, 5.46%, 12/01/39 ..... 1,145 1,189,753
Series 2019H, GO, 2.90%, 09/01/49 ..... 550 391,009
Commonwealth of Massachusetts
Transportation Fund , Series 2010A, RB,
5.73%, 06/01/40 .................. 1,000 1,033,390
Massachusetts School Building Authority
Series 2019B, RB, 3.40%, 10/15/40 ..... 65 55,613
Series 2020C, RB, 2.95%, 05/15/43
(d)
.... 1,765 1,360,828
5,630,940
Michigan — 0.0%
Michigan Finance Authority
Series 2019T, RB, 3.08%, 12/01/34 ..... 350 307,733
Series 2019T, RB, 3.38%, 12/01/40 ..... 55 45,958
Michigan State University , Series 2022A, RB,
4.17%, 08/15/2122 ................. 550 439,573
Michigan Strategic Fund , Series 2021A, RB,
3.23%, 09/01/47 .................. 50 38,649
University of Michigan
Series 2020B, RB, 2.44%, 04/01/40 ..... 238 177,984
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2020B, RB, 2.56%, 04/01/50 ..... USD 2,000 $ 1,309,195
Series 2022B, RB, 3.50%, 04/01/52 ..... 119 94,018
Series 2022A, RB, 3.50%, 04/01/52 ..... 153 120,984
Series 2022A, RB, 4.45%, 04/01/2122 ... 846 722,468
3,256,562
Minnesota — 0.0%
University of Minnesota , Series 2022, RB,
4.05%, 04/01/52
(d)
................. 268 234,271
Missouri — 0.0%
Health & Educational Facilities Authority of the
State of Missouri
Series 2020A, RB, 3.23%, 05/15/50 ..... 500 370,778
Series 2017A, RB, 3.65%, 08/15/57 ..... 225 174,153
544,931
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) ,
Series 2019A, RB, 3.04%, 10/01/49 ..... 50 37,462
New Jersey — 0.0%
New Jersey Economic Development Authority ,
Series A, RB, 7.43%, 02/15/29 ......... 1,085 1,160,756
New Jersey Transportation Trust Fund Authority
Series 2010C, RB, 5.75%, 12/15/28 ..... 50 50,760
Series 2010B, RB, 6.56%, 12/15/40 ..... 1,210 1,354,269
New Jersey Turnpike Authority
Series 2009F, RB, 7.41%, 01/01/40 ..... 1,055 1,266,969
Series 2010A, RB, 7.10%, 01/01/41 ..... 1,435 1,677,051
Rutgers The State University of New Jersey
Series 2010H, RB, 5.67%, 05/01/40 ..... 500 512,153
Series 2019R, RB, 3.27%, 05/01/43 ..... 200 163,466
Series 2019P, RB, 3.92%, 05/01/2119 .... 100 73,918
6,259,342
New York — 0.0%
City of New York
Series A-2, GO, 5.21%, 10/01/31 ....... 135 136,561
Series 2011C-1, GO, 5.52%, 10/01/37 .... 450 461,131
Series 2011F-1, GO, 6.27%, 12/01/37 .... 1,000 1,093,177
Series 2023B, Sub-Series B-2, GO,
5.26%, 10/01/52 ................ 75 78,435
Series 2024B, Sub-Series B1, GO,
5.83%, 10/01/53
(d)
............... 1,000 1,116,443
Metropolitan Transportation Authority
Series 2009A-1, RB, 5.87%, 11/15/39 .... 100 103,227
Series 2010A, RB, 6.67%, 11/15/39 ..... 250 277,069
Series 2009C, RB, 7.34%, 11/15/39 ..... 525 633,463
Series 2010E, RB, 6.81%, 11/15/40 ..... 265 296,900
New York City Municipal Water Finance
Authority
Series 2010GG, RB, 5.72%, 06/15/42 .... 250 259,724
Series 2010DD, RB, 5.95%, 06/15/42 .... 225 239,595
Series 2011AA, RB, 5.44%, 06/15/43
(d)
... 525 529,083
Series 2011CC, RB, 5.88%, 06/15/44 .... 975 1,029,163
New York City Transitional Finance Authority
Future Tax Secured
Series C-2, RB, 5.77%, 08/01/36 ....... 945 973,461
Series 2010B-1, RB, 5.57%, 11/01/38 .... 260 267,878
New York State Dormitory Authority
Series 2009F, RB, 5.63%, 03/15/39 ..... 50 51,435
Series 2010D, RB, 5.60%, 03/15/40 ..... 390 404,170
New York State Urban Development Corp.
Series 2019B, RB, 3.90%, 03/15/33 ..... 250 239,373
Series 2009E, RB, 5.77%, 03/15/39 ..... 155 160,970

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 ... USD 1,290 $ 1,377,105
Series 2014-181, RB, 4.96%, 08/01/46 ... 100 98,836
Series 229, RB, 3.14%, 02/15/51 ....... 230 173,235
Series 2011-168, RB, 4.93%, 10/01/51 ... 775 757,032
Series 239, RB, 5.07%, 07/15/53
(d)
...... 500 501,153
Series 225, RB, 3.18%, 07/15/60 ....... 1,100 763,040
Series 2012-174, RB, 4.46%, 10/01/62 ... 2,300 2,077,476
Series 192, RB, 4.81%, 10/15/65 ....... 145 138,778
14,237,913
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021A, RB, 3.20%, 01/15/51 ..... 435 313,923
Ohio — 0.0%
American Municipal Power, Inc.
Series 2010A, RB, 7.83%, 02/15/41 ..... 700 856,419
Series 2010A, RB, 8.08%, 02/15/50 ..... 650 865,970
JobsOhio Beverage System
Series 2023, RB, 4.43%, 01/01/33 ...... 140 139,068
Series 2013B, RB, 4.53%, 01/01/35 ..... 350 347,448
Series 2020A, RB, 2.83%, 01/01/38 ..... 250 208,864
Ohio State University (The)
Series 2010-C, RB, 4.91%, 06/01/40 ..... 175 172,414
Series 2011A, RB, 4.80%, 06/01/2111
(d)
... 200 183,799
Ohio Turnpike & Infrastructure Commission ,
Series 2020A, RB, 3.22%, 02/15/48 ..... 160 124,748
2,898,730
Oklahoma — 0.0%
Oklahoma Development Finance Authority
Series 2022, RB, 4.62%, 06/01/44 ...... 330 318,824
Series 2022, RB, 4.38%, 11/01/45 ...... 400 379,536
Series 2022, RB, 5.09%, 02/01/52 ...... 625 623,375
1,321,735
Oregon — 0.0%
Oregon School Boards Association (NPFGC)
Series 2002B, GO, 5.55%, 06/30/28 ..... 81 82,631
Series 2003B, GO, 5.68%, 06/30/28 ..... 100 101,713
Oregon State University , Series 2020, RB,
3.42%, 03/01/60 .................. 200 147,556
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 .................. 268 273,387
605,287
Pennsylvania — 0.0%
City of Philadelphia , Series 2021B, RB,
2.93%, 07/01/45 .................. 115 87,251
Commonwealth Financing Authority , Series
2021A, RB, 2.99%, 06/01/42
(d)
......... 710 549,014
Pennsylvania State University (The)
Series 2020D, RB, 2.79%, 09/01/43 ..... 500 383,110
Series 2020D, RB, 2.84%, 09/01/50 ..... 250 174,283
Pennsylvania Turnpike Commission , Series
2010B, RB, 5.51%, 12/01/45 .......... 250 254,652
University of Pittsburgh-of the Commonwealth
System of Higher Education , Series 2019A,
RB, 3.56%, 09/15/2119 .............. 200 135,203
1,583,513
Security
Par (000)
Par (000) Value
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson
County Health & Educational Facs Bd ,
Series 2016B, RB, 4.05%, 07/01/26 ..... USD 250 $ 246,451
Texas — 0.0%
Board of Regents of the University of Texas
System
Series 2010C, RB, 4.79%, 08/15/46 ..... 155 152,655
Series 2020B, RB, 2.44%, 08/15/49 ..... 845 548,273
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 ..... 200 209,175
Dallas Area Rapid Transit
Series 2009B, RB, 6.00%, 12/01/44 ..... 50 53,184
Series 2021A, RB, 2.61%, 12/01/48
(d)
.... 1,500 1,051,906
Series 2010B, RB, 5.02%, 12/01/48
(d)
.... 525 503,048
Dallas County Hospital District , Series 2009C,
GO, 5.62%, 08/15/44 ............... 50 51,417
Dallas Fort Worth International Airport
Series 2020C, RB, 3.09%, 11/01/40 ..... 500 394,809
Series 2019A, RB, 3.14%, 11/01/45 ..... 250 195,318
Series 2021C, RB, 2.84%, 11/01/46 ..... 95 70,917
Series 2020C, RB, 2.92%, 11/01/50 ..... 1,150 842,704
Series 2022A, RB, 4.51%, 11/01/51 ..... 265 241,866
Grand Parkway Transportation Corp. , Series
2020B, RB, 3.24%, 10/01/52 .......... 855 631,692
North Texas Tollway Authority , Series 2009B,
RB, 6.72%, 01/01/49 ............... 1,248 1,471,628
Permanent University Fund - Texas A&M
University System , Series 2017B, RB,
3.66%, 07/01/47 .................. 100 84,294
Permanent University Fund - University
of Texas System , Series 2017A, RB,
3.38%, 07/01/47 .................. 1,120 885,905
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 .................. 1,015 1,064,741
Texas Department of Transportation
State Highway Fund , Series 2010, RB,
5.18%, 04/01/30 .................. 1,115 1,129,790
Texas Natural Gas Securitization Finance Corp.
Series 2023A-1, RB, 5.10%, 04/01/35 .... 1,833 1,865,636
Series 2023A-2, RB, 5.17%, 04/01/41 .... 1,335 1,370,041
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019B, RB,
3.92%, 12/31/49 .................. 400 336,160
Texas Transportation Commission , Series 2020,
GO, 2.47%, 10/01/44 ............... 500 359,559
13,514,718
Virginia — 0.0%
University of Virginia
Series 2020, RB, 2.26%, 09/01/50 ...... 1,120 680,993
Series 2017C, RB, 4.18%, 09/01/2117 ... 50 41,404
722,397
Washington — 0.0%
Central Puget Sound Regional Transit Authority ,
Series 2009S-2T, RB, 5.49%, 11/01/39 ... 30 31,118
Wisconsin — 0.0%
State of Wisconsin (AGM)
Series 2023A, RB, 5.70%, 05/01/26 ..... 15 15,098
Series 2017C, RB, 3.15%, 05/01/27 ..... 250 242,426
257,524
Total Municipal Bonds — 0.4%
(Cost: $132,138,040) .............................. 115,276,195

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
BANK
Series 2018-BN13, Class A4, 3.95%,
08/15/61 ..................... USD 1,686 $ 1,616,849
Series 2019-BN16, Class C, 4.79%,
02/15/52
(i)
..................... 1,000 880,875
Series 2020-BN27, Class A5, 2.14%,
04/15/63 ..................... 690 582,947
Series 2022-BNK44, Class AS, 5.74%,
11/15/55
(i)
..................... 5,400 5,590,175
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 2,220 2,334,870
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53 3,000 2,554,304
Series 2020-C7, Class A5, 2.04%, 04/15/53 1,330 1,146,095
Series 2020-C8, Class A5, 2.04%, 10/15/53 4,125 3,496,995
Series 2022-C15, Class A5, 3.66%,
04/15/55
(i)
..................... 11,940 10,851,368
Series 2022-C18, Class A5, 5.71%,
12/15/55
(i)
..................... 1,260 1,325,057
Series 2022-C18, Class AS, 6.15%,
12/15/55
(i)
..................... 2,688 2,851,509
Series 2023-C21, Class A5, 6.00%,
09/15/56
(i)
..................... 14,120 15,121,648
Series 2023-C22, Class A5, 6.80%,
11/15/56
(i)
..................... 9,475 10,749,485
Series 2024-5C25, Class A3, 5.95%,
03/15/57 ..................... 2,250 2,339,142
Series 2024-5C25, Class AS, 6.36%,
03/15/57
(i)
..................... 400 415,415
Series 2024-5C25, Class B, 6.15%,
03/15/57
(i)
..................... 700 711,826
Series 2024-5C25, Class C, 6.64%,
03/15/57
(i)
..................... 420 428,432
Series 2024-5C27, Class C, 6.70%,
07/15/57
(i)
..................... 1,000 1,007,390
Series 2024-C24, Class AS, 5.87%,
02/15/57 ..................... 2,810 2,898,090
Series 2024-C24, Class B, 5.72%, 02/15/57 1,080 1,085,327
Series 2024-C26, Class C, 6.00%,
05/15/57
(i)
..................... 1,200 1,191,031
BBCMS Trust, Series 2021-C10, Class A5,
2.49%, 07/15/54 .................. 4,650 4,024,901
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%,
07/15/51
(i)
..................... 386 378,675
Series 2018-B5, Class A4, 4.21%, 07/15/51 750 724,753
Series 2019-B10, Class A4, 3.72%, 03/15/62 5,000 4,720,976
Series 2019-B11, Class A4, 3.28%, 05/15/52 3,000 2,762,496
Series 2019-B9, Class A5, 4.02%, 03/15/52 2,500 2,360,754
Series 2020-B21, Class A4, 1.70%, 12/17/53 2,400 2,007,745
Series 2020-B21, Class A5, 1.98%, 12/17/53 1,450 1,209,771
Series 2020-B22, Class A5, 1.97%, 01/15/54 5,000 4,162,143
Series 2021-B23, Class A5, 2.07%, 02/15/54 15,000 12,376,740
Series 2021-B29, Class A5, 2.39%, 09/15/54 6,660 5,622,643
Series 2023-B38, Class A2, 5.63%, 04/15/56 6,000 6,090,022
Series 2023-B38, Class A4, 5.52%, 04/15/56 1,217 1,262,285
Series 2024-V5, Class B, 6.06%, 01/10/57
(i)
1,000 1,019,122
Series 2024-V6, Class A3, 5.93%, 03/15/29 2,800 2,899,709
Series 2024-V6, Class AS, 6.38%, 03/15/29 1,850 1,920,026
Series 2024-V6, Class B, 6.79%, 03/15/29 . 780 818,486
Series 2024-V6, Class C, 6.67%, 03/15/29 . 440 445,956
Series 2024-V8, Class C, 7.18%, 07/15/57
(c)
(i)
........................... 1,500 1,546,550
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BMARK, Series 2023-V4, Class A3, 6.84%,
11/15/56
(i)
....................... USD 4,500 $ 4,787,395
BMO Mortgage Trust
(i)
Series 2023-C7, Class B, 6.67%, 12/15/56 . 3,000 3,207,787
Series 2024-5C3, Class AS, 6.29%,
02/15/57 ..................... 1,104 1,139,118
Series 2024-C8, Class C, 6.23%, 03/15/57 500 490,267
CD Mortgage Trust, Series 2017-CD5, Class
A4, 3.43%, 08/15/50 ............... 1,280 1,217,466
CFCRE Commercial Mortgage Trust, Series
2017-C8, Class A4, 3.57%, 06/15/50 ..... 1,000 953,916
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%,
04/10/49 ..................... 1,000 967,641
Series 2016-P4, Class A4, 2.90%, 07/10/49 3,600 3,435,132
Series 2016-P6, Class A4, 3.46%, 12/10/49 8,868 8,546,642
Series 2017-P7, Class A4, 3.71%, 04/14/50 750 713,583
Commercial Mortgage Trust, Series 2017-
COR2, Class A3, 3.51%, 09/10/50 ...... 1,000 948,347
CSAIL Commercial Mortgage Trust, Series
2018-CX11, Class A5, 4.03%, 04/15/51
(i)
.. 1,750 1,695,495
DBJPM Mortgage Trust, Series 2017-C6, Class
AM, 3.56%, 06/10/50
(i)
.............. 2,000 1,853,624
GS Mortgage Securities Trust, Series 2018-
GS10, Class AS, 4.38%, 07/10/51
(i)
...... 1,000 913,759
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 1,236 1,180,188
Series 2016-JP4, Class A4, 3.65%,
12/15/49
(i)
..................... 2,499 2,403,196
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3, 3.80%, 08/15/48 6,258 6,140,434
Series 2015-C32, Class A5, 3.60%, 11/15/48 2,500 2,422,640
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.45%, 09/15/50 1,000 940,670
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C20, Class ASB, 3.07%,
02/15/48 ..................... 138 137,766
Series 2016-C28, Class AS, 3.95%,
01/15/49 ..................... 2,000 1,921,935
Morgan Stanley Capital I Trust
Series 2018-H3, Class A5, 4.18%, 07/15/51 1,000 965,224
Series 2018-L1, Class A3, 4.14%, 10/15/51 1,000 964,376
Series 2019-H6, Class A4, 3.42%, 06/15/52 880 817,484
Series 2019-L3, Class AS, 3.49%, 11/15/52 420 382,731
Series 2021-L7, Class A5, 2.57%, 10/15/54 5,000 4,254,049
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A4, 3.98%, 02/15/51 ......... 875 834,029
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4, 3.84%,
09/15/58 ..................... 1,000 979,734
Series 2017-C41, Class A4, 3.47%, 11/15/50 5,000 4,751,330
Series 2017-C42, Class A4, 3.59%, 12/15/50 1,200 1,123,939
Series 2018-C47, Class A4, 4.44%, 09/15/61 3,000 2,934,407
Series 2018-C47, Class AS, 4.67%,
09/15/61
(i)
..................... 2,000 1,937,471
Series 2020-C56, Class A5, 2.45%, 06/15/53 520 451,284
Series 2020-C58, Class A4, 2.09%, 07/15/53 2,120 1,785,446
Series 2021-C59, Class A5, 2.63%, 04/15/54 3,470 2,984,127
Series 2021-C60, Class A4, 2.34%, 08/15/54 920 778,255
Series 2021-C61, Class A4, 2.66%, 11/15/54 4,231 3,638,492

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-C61, Class C, 3.31%, 11/15/54 USD 500 $ 400,662
201,532,624
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $211,581,600) .............................. 201,532,624
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal Home Loan Bank Bonds
1.50%, 08/15/24 .................. 150 149,776
2.50%, 12/10/27 .................. 250 237,305
2.75%, 12/13/24 .................. 1,140 1,129,487
2.88%, 09/13/24 .................. 250 249,218
3.00%, 03/10/28 .................. 60 57,703
3.13%, 06/13/25 - 09/12/25 ........... 3,880 3,817,448
3.25%, 06/09/28 - 11/16/28 ........... 1,375 1,336,439
5.50%, 07/15/36 .................. 3,285 3,646,107
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29
(k)
................. 200 160,377
6.25%, 07/15/32
(d)
................. 2,355 2,697,589
6.75%, 03/15/31 .................. 1,060 1,222,167
Federal National Mortgage Association
0.50%, 06/17/25 .................. 2,000 1,926,587
0.88%, 08/05/30 .................. 13,630 11,319,074
1.63%, 01/07/25 .................. 10,100 9,947,650
1.88%, 09/24/26 .................. 1,025 974,878
2.63%, 09/06/24 .................. 3,005 2,996,376
6.25%, 05/15/29 .................. 650 714,238
6.63%, 11/15/30 .................. 1,170 1,333,162
7.25%, 05/15/30 .................. 585 680,651
Tennessee Valley Authority
0.75%, 05/15/25 .................. 50 48,376
1.50%, 09/15/31 .................. 400 335,809
2.88%, 09/15/24 - 02/01/27 ........... 600 591,090
3.50%, 12/15/42 .................. 390 328,922
5.25%, 09/15/39 .................. 890 940,066
5.88%, 04/01/36 .................. 580 654,348
6.75%, 11/01/25 .................. 115 117,849
7.13%, 05/01/30 .................. 145 166,534
47,779,226
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 09/25/32
(i)
. 11,000 10,443,645
Series K-154, Class A2, 4.35%, 01/25/33
(i)
. 50,000 49,585,650
Series K040, Class A2, 3.24%, 09/25/24 .. 1,722 1,712,385
Series K048, Class A2, 3.28%, 06/25/25
(i)
. 1,610 1,585,405
Series K053, Class A2, 3.00%, 12/25/25 .. 3,000 2,927,395
Series K064, Class A2, 3.22%, 03/25/27 .. 3,000 2,905,333
Series K069, Class A2, 3.19%, 09/25/27
(i)
. 5,998 5,779,360
Series K073, Class A2, 3.35%, 01/25/28 .. 1,000 965,128
Series K075, Class A2, 3.65%, 02/25/28
(i)
. 3,065 2,984,071
Series K078, Class A2, 3.85%, 06/25/28 .. 3,600 3,525,813
Series K086, Class A2, 3.86%, 11/25/28
(i)
. 1,000 978,233
Series K089, Class A2, 3.56%, 01/25/29 .. 2,000 1,932,604
Series K100, Class A2, 2.67%, 09/25/29 .. 7,000 6,463,343
Series K101, Class A2, 2.52%, 10/25/29 .. 2,000 1,831,523
Series K106, Class A2, 2.07%, 01/25/30 .. 3,170 2,821,341
Series K108, Class A2, 1.52%, 03/25/30 .. 3,000 2,588,052
Series K110, Class A2, 1.48%, 04/25/30 .. 660 566,752
Series K116, Class A2, 1.38%, 07/25/30 .. 7,091 5,995,928
Series K125, Class A2, 1.85%, 01/25/31 .. 5,000 4,294,156
Series K130, Class A2, 1.72%, 06/25/31 .. 3,500 2,958,780
Series K141, Class A1, 2.55%, 05/25/31 .. 2,235 2,067,736
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series K141, Class A2, 2.25%, 02/25/32 .. USD 3,000 $ 2,590,010
Series K-1512, Class A2, 2.99%, 05/25/31 . 910 836,676
Series K-1512, Class A3, 3.06%, 04/25/34 . 720 635,998
Series K517, Class A2, 5.36%, 01/25/29
(i)
. 6,200 6,411,390
Series K730, Class A2, 3.59%, 01/25/25
(i)
. 1,886 1,869,589
Series K736, Class A2, 2.28%, 07/25/26 .. 9,000 8,629,339
Series K739, Class A2, 1.34%, 09/25/27 .. 2,780 2,548,871
Series K749, Class A2, 2.12%, 03/25/29
(i)
. 15,000 13,647,181
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K070, Class A2,
3.30%, 11/25/27
(i)
.................. 1,652 1,594,604
Federal National Mortgage Association ACES
Variable Rate Notes
(i)
Series 2018-M3, Class A2, 3.07%, 02/25/30 8,071 7,592,648
Series 2018-M10, Class A2,
3.36%, 07/25/28 ................ 2,736 2,641,939
Series 2018-M12, Class A2,
3.63%, 08/25/30 ................ 2,950 2,831,217
Series 2021-M13, Class A2,
1.60%, 04/25/31 ................ 17,050 14,289,666
Series 2021-M17, Class A2,
1.71%, 07/25/31 ................ 5,000 4,203,995
Series 2022-M1, Class A2, 1.67%, 10/25/31 9,890 8,211,673
Federal National Mortgage Association Variable
Rate Notes
(i)
Series 2017-M7, Class A2, 2.96%, 02/25/27 4,088 3,936,244
Series 2019-M2, Class A2, 3.62%, 11/25/28 1,800 1,750,982
199,134,655
Mortgage-Backed Securities — 21.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30 - 01/01/33 ........... 1,269 1,198,055
3.00%, 05/01/29 - 10/01/47 ........... 21,115 19,691,136
3.50%, 05/01/32 - 06/01/49 ........... 11,665 10,833,056
4.00%, 05/01/33 - 01/01/49 ........... 4,338 4,142,404
4.50%, 02/01/41 - 01/01/49 ........... 2,204 2,169,651
5.00%, 04/01/33 - 04/01/49 ........... 867 870,520
Federal National Mortgage Association
3.00%, 02/01/47 .................. 298 271,733
3.50%, 11/01/51 .................. 1,145 1,044,256
4.00%, 02/01/47 - 02/01/57 ........... 1,486 1,408,342
Government National Mortgage Association
1.50%, 10/20/51 .................. 5,195 4,128,635
2.00%, 07/20/50 - 06/20/52 ........... 287,080 238,419,752
2.00%, 08/15/54 .................. 23,442 19,426,635
2.50%, 05/20/45 - 09/20/52 ........... 284,623 245,219,280
2.50%, 08/15/54 .................. 56,855 48,922,484
3.00%, 01/20/43 - 09/20/52 ........... 198,076 177,135,719
3.00%, 08/15/54 .................. 41,617 37,138,270
3.50%, 09/20/42 - 07/20/53 ........... 159,708 147,839,752
3.50%, 08/15/54 .................. 48,113 44,228,753
4.00%, 08/20/45 - 03/20/53 ........... 86,594 82,288,645
4.00%, 08/15/54 .................. 38,457 36,319,912
4.50%, 04/15/40 - 06/20/53 ........... 84,588 82,322,761
4.50%, 08/15/54 .................. 21,231 20,568,705
5.00%, 07/20/46 - 10/20/53 ........... 73,283 72,531,457
5.00%, 08/15/54 .................. 37,184 36,768,158
5.50%, 04/20/48 - 09/20/53 ........... 89,338 89,660,913
5.50%, 08/15/54 .................. 14,875 14,919,923
6.00%, 02/20/53 - 07/20/54 ........... 67,731 68,554,395
6.00%, 08/15/54 .................. 25,575 25,874,763
6.50%, 12/20/53 - 07/20/54 ........... 58,311 59,416,185
6.50%, 08/15/54 .................. 5,696 5,802,641

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 03/01/36 - 04/01/52 ........... USD 133,397 $ 108,822,785
1.50%, 08/25/39 - 08/25/54 ........... 57,824 49,392,075
2.00%, 12/01/35 - 10/01/52 ........... 1,438,730 1,188,368,505
2.00%, 08/25/39 - 08/25/54 ........... 73,673 64,397,166
2.00%, 03/01/52
(m)
................. 97,235 78,367,748
2.50%, 12/01/29 - 04/01/53 ........... 1,013,478 864,087,994
2.50%, 08/25/39 - 08/25/54 ........... 172,774 149,600,483
3.00%, 10/01/27 - 10/01/52 ........... 518,491 459,822,635
3.00%, 08/25/39 - 08/25/54 ........... 94,048 85,241,797
3.50%, 01/01/27 - 07/01/52 ........... 381,542 352,114,874
3.50%, 08/25/39 - 08/25/54 ........... 36,946 34,218,585
4.00%, 07/01/29 - 02/01/53 ........... 259,379 245,651,545
4.00%, 08/25/39 - 08/25/54 ........... 69,829 66,114,998
4.50%, 08/25/39 - 08/25/54 ........... 38,431 37,046,791
4.50%, 06/01/41 - 08/01/53 ........... 177,432 171,947,005
5.00%, 06/01/39 - 03/01/54 ........... 184,979 182,705,800
5.00%, 08/25/39 - 08/25/54 ........... 27,529 27,113,788
5.50%, 09/01/41 - 05/01/54 ........... 201,811 203,150,413
5.50%, 08/25/54 .................. 43,050 43,115,922
6.00%, 07/01/41 - 05/01/54 ........... 165,585 168,641,958
6.00%, 08/25/54 .................. 67,200 68,152,932
6.50%, 07/01/53 - 05/01/54 ........... 128,132 132,311,011
6.50%, 08/25/54 .................. 33,325 34,174,149
6,413,677,850
Total U.S. Government Sponsored Agency Securities — 22.7%
(Cost: $7,082,727,460) ............................ 6,660,591,731
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26 .................. 1,700 1,739,047
6.50%, 11/15/26 .................. 1,000 1,056,406
6.63%, 02/15/27 .................. 2,000 2,122,500
6.38%, 08/15/27 .................. 3,400 3,622,328
5.50%, 08/15/28 .................. 5,500 5,823,984
5.25%, 11/15/28 - 02/15/29 ........... 12,200 12,822,891
4.50%, 02/15/36 - 02/15/44 ........... 72,510 73,673,008
5.00%, 05/15/37 .................. 21,500 23,438,359
4.38%, 02/15/38 - 08/15/43 ........... 72,974 72,929,875
3.50%, 02/15/39 .................. 3,750 3,478,711
4.63%, 02/15/40 - 05/15/54 ........... 84,398 87,723,444
1.13%, 05/15/40 - 08/15/40 ........... 137,400 87,625,781
3.88%, 08/15/40 - 05/15/43 ........... 142,135 132,449,279
1.38%, 11/15/40 - 08/15/50 ........... 63,620 37,148,600
4.25%, 11/15/40 - 02/15/54 ........... 75,493 74,310,224
1.88%, 02/15/41 - 11/15/51 ........... 213,950 135,314,328
4.75%, 02/15/41 - 11/15/53 ........... 122,906 130,023,717
2.25%, 05/15/41 - 02/15/52 ........... 178,330 122,682,627
1.75%, 08/15/41 .................. 45,700 31,297,359
3.75%, 08/15/41 - 11/15/43 ........... 16,000 14,759,062
2.00%, 11/15/41 - 08/15/51 ........... 134,940 87,729,769
3.13%, 11/15/41 - 05/15/48 ........... 61,140 50,290,139
2.38%, 02/15/42 - 05/15/51 ........... 118,400 83,306,171
3.00%, 05/15/42 - 08/15/52 ........... 247,035 194,837,997
3.25%, 05/15/42 .................. 30,050 25,781,961
2.75%, 08/15/42 - 11/15/47 ........... 79,150 60,808,953
3.38%, 08/15/42 - 11/15/48 ........... 80,550 68,411,717
4.00%, 11/15/42 - 11/15/52 ........... 69,624 65,721,316
2.88%, 05/15/43 - 05/15/52 ........... 191,600 147,175,883
3.63%, 08/15/43 - 05/15/53 ........... 144,923 127,712,444
2.50%, 02/15/45 - 05/15/46 ........... 127,358 93,218,773
1.25%, 05/15/50 .................. 37,200 19,105,687
1.63%, 11/15/50 .................. 42,650 24,150,563
4.13%, 08/15/53 .................. 68,739 66,107,585
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.00%, 07/15/25 - 10/31/25 ........... USD 61,350 $ 60,250,197
2.00%, 08/15/25 - 11/15/26 ........... 76,050 73,355,547
3.13%, 08/15/25 - 08/31/29 ........... 146,700 142,455,126
0.25%, 08/31/25 - 10/31/25 ........... 91,650 87,098,895
2.75%, 08/31/25 - 08/15/32 ........... 320,210 304,334,623
3.50%, 09/15/25 - 02/15/33 ........... 297,009 289,548,732
4.25%, 10/15/25 - 06/30/31 ........... 577,085 580,024,539
5.00%, 10/31/25 .................. 15,660 15,732,183
2.25%, 11/15/25 - 11/15/27 ........... 143,680 137,049,827
4.50%, 11/15/25 - 11/15/33 ........... 446,339 453,809,101
0.38%, 11/30/25 - 09/30/27 ........... 275,050 257,864,117
2.88%, 11/30/25 - 05/15/32 ........... 269,210 255,611,686
4.88%, 11/30/25 - 10/31/30 ........... 213,389 218,209,586
4.00%, 12/15/25 - 02/15/34 ........... 636,040 635,081,077
2.63%, 12/31/25 - 07/31/29 ........... 174,269 167,670,296
3.88%, 01/15/26 - 08/15/33 ........... 366,550 363,767,600
1.63%, 02/15/26 - 05/15/31 ........... 233,960 213,366,317
0.50%, 02/28/26 - 10/31/27 ........... 169,600 156,126,654
2.50%, 02/28/26 - 03/31/27 ........... 63,500 61,186,367
4.63%, 02/28/26 - 05/31/31 ........... 687,528 699,862,328
0.75%, 03/31/26 - 01/31/28 ........... 274,600 251,386,060
3.75%, 04/15/26 - 12/31/30 ........... 242,707 240,227,423
2.38%, 04/30/26 - 05/15/29 ........... 109,800 103,457,640
3.63%, 05/15/26 - 03/31/30 ........... 229,312 226,202,316
2.13%, 05/31/26 .................. 3,000 2,884,570
4.13%, 06/15/26 - 11/15/32 ........... 491,195 493,284,966
0.88%, 06/30/26 - 11/15/30 ........... 144,125 129,058,155
0.63%, 07/31/26 - 08/15/30 ........... 177,400 157,561,719
1.88%, 07/31/26 - 02/15/32 ........... 189,900 169,980,047
4.38%, 07/31/26 - 05/15/34 ........... 535,060 542,039,103
1.50%, 08/15/26 - 11/30/28 ........... 183,610 169,546,711
1.38%, 08/31/26 - 11/15/31 ........... 208,630 179,735,536
1.13%, 10/31/26 - 02/15/31 ........... 236,800 211,854,531
1.25%, 11/30/26 - 08/15/31 ........... 442,900 397,897,837
1.75%, 12/31/26 - 11/15/29 ........... 71,600 65,604,523
3.25%, 06/30/27 - 06/30/29 ........... 53,000 51,502,813
1.00%, 07/31/28 .................. 39,100 34,826,492
3.38%, 05/15/33 .................. 124,664 118,586,630
Total U.S. Treasury Obligations — 37.2%
(Cost: $11,511,233,873) ............................ 10,886,442,358
Total Long-Term Investments — 98.7%
(Cost: $30,541,235,369) ............................ 28,883,519,833
Shares
Shares
Short-Term Securities
Money Market Funds — 4.7%
(n)(o)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%
(p)
.................. 182,745,051 182,745,051
BlackRock Liquidity Funds TempCash, 5.32% . 1,184,156,753 1,184,515,289
Total Short-Term Securities — 4.7%
(Cost: $1,367,260,340) ............................ 1,367,260,340
Total Investments Before TBA Sale Commitments — 103.4%
(Cost: $31,908,495,709 ) ............................ 30,250,780,173

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
(q)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
2.50% ,  08/15/54 .................. USD (9,400) $ (8,088,530)
3.50% ,  08/15/54 .................. (18,850) (17,328,297)
6.50% ,  08/15/54 .................. (2,700) (2,750,402)
Uniform Mortgage-Backed Securities
2.50% ,  08/25/54 .................. (31,375) (26,306,390)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.00% ,  08/25/54 .................. USD (18,500) $ (18,762,340)
Total TBA Sale Commitments — (0.3)%
(Proceeds: $(72,657,910)) .......................... (73,235,959)
Total Investments Net of TBA Sale Commitments — 103.1%
(Cost: $31,835,837,799 ) ............................ 30,177,544,214
Liabilities in Excess of Other Assets — (3.1)% ............. (906,081,980)
Net Assets — 100.0% ...............................
$ 29,271,462,234
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Represents or includes a TBA transaction.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 631,321,625 $ — $ (631,129,686)
(b)
$ 89,616 $ (281,555) $ — — $ 24,717,733
(c)
$ 608
BlackRock Cash Funds:
Treasury, SL Agency Shares 207,144,792 — (24,399,741)
(b)
— — 182,745,051 182,745,051 1,922,000
(c)
—
BlackRock Liquidity Funds
TempCash ........... — 1,184,514,858
(b)
— 431 — 1,184,515,289 1,184,156,753 13,958,188 —
$ 90,047 $ (281,555) $ 1,367,260,340 $ 40,597,921 $ 608
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 107,648,902 $ — $ 107,648,902
Common Stocks ......................................... 7,938 — — 7,938
Corporate Bonds ......................................... — 9,129,280,799 — 9,129,280,799
Foreign Agency Obligations .................................. — 809,682,188 — 809,682,188
Foreign Government Obligations .............................. — 973,057,098 — 973,057,098
Municipal Bonds ......................................... — 115,276,195 — 115,276,195
Non-Agency Mortgage-Backed Securities ........................ — 201,532,624 — 201,532,624
U.S. Government Sponsored Agency Securities .................... — 6,660,591,731 — 6,660,591,731
U.S. Treasury Obligations ................................... — 10,886,442,358 — 10,886,442,358
Short-Term Securities
Money Market Funds ...................................... 1,367,260,340 — — 1,367,260,340
Liabilities
Investments
TBA Sale Commitments .................................... — (73,235,959) — (73,235,959)
$ 1,367,268,278 $ 28,810,275,936 $ — $ 30,177,544,214

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Core Total USD Bond Market ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
DAC Designated Activity Company
GO General Obligation Bonds
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NPFGC National Public Finance Guarantee Corp.
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced